UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – April 30, 2016

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2016

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
European Stock Index Fund.	9
Pacific Stock Index Fund.	31
About Your Fund’s Expenses.	51
Trustees Approve Advisory Arrangements.	53
Glossary.	54

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-3.34%
FTSE Europe ETF Shares
Market Price	-3.32
Net Asset Value	-3.26
Admiral™ Shares	-3.27
Institutional Shares	-3.27
Institutional Plus Shares	-3.24
FTSE Developed Europe All Cap Index	-3.86
European Region Funds Average	-3.60
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Pacific Stock Index Fund
Investor Shares	-1.76%
FTSE Pacific ETF Shares
Market Price	-2.57
Net Asset Value	-1.62
Admiral Shares	-1.62
Institutional Shares	-1.63
FTSE Developed Asia Pacific All Cap Index	-0.05
Japan/Pacific Region Funds Average	-2.34

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2016, Vanguard Pacific Stock Index Fund returned –1.76% and Vanguard European Stock Index Fund returned –3.34%. (All returns cited in this letter are for Investor Shares.) Because of temporary price differences arising from fair-value pricing policies (see the box on page 6), the funds’ returns diverged from those of their target indexes. The funds’ respective peers, on average, notched even steeper declines.

International stocks came under pressure early in 2016 as fears of a global economic slowdown, falling commodity prices, and weak inflation rattled investors’ confidence. The stocks bounced back by the end of the period, but not enough to make up for the earlier setbacks.

U.S. stocks traveled a rocky road, finishing the period about even
The broad U.S. stock market delivered flat returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March, as investors cheered the Federal Reserve’s indication that it would scale back its plan for interest rate hikes in 2016. Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

2

As a whole, international stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially those in the European region, notched weak results, while emerging markets managed a slight advance.

In a reversal from recent periods, currency effects bolstered international markets. Most notably, the dollar’s weakness against Japan’s yen and the euro lifted returns for U.S.-based investors.

Bonds have proved attractive with help from the Fed
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term interest rates a quarter percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. As was the case

Market Barometer

			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

with stocks, the strengthening of foreign currencies against the dollar helped international bonds. Even without this currency benefit, however, international bond returns were solid.

Europe and the Pacific region’s largest markets lost ground
For the most recent six months, results among European countries were mixed. While some countries ended the period on a positive note, the region’s biggest markets were in the red.

The United Kingdom—accounting for roughly one-third of the European Stock Index Fund’s holdings—returned about –5%. Uncertainty about the country’s economic outlook and the June referendum on staying in the European Union dampened consumer confidence. Switzerland (–3%), Germany (–3%), France (–3%), Italy (–13%), Spain (–8%), and the Netherlands (–2%) also lost ground.

Gains from several of Europe’s smaller economies, including Denmark (+8%), Sweden (+1%), Norway (+4%), Belgium (+2%), and Ireland (+3%), did little to offset the weakness.

In the European region, seven of ten market sectors produced negative results. The financial sector struggled most as negative interest rates and the uncertain investment outlook weighed on bank profits.

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index Fund	0.26%	0.12%	0.12%	0.09%	0.08%	1.49%
Pacific Stock Index Fund	0.26	0.12	0.12	0.09	—	1.26

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The peer group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

Developed markets in the Pacific region also turned in varied results. Japan—accounting for more than half of the Pacific Stock Index Fund’s holdings—returned about –2%. The Bank of Japan’s aggressive stimulus efforts were somewhat overshadowed by a slump in the country’s manufacturing and export businesses. Hong Kong was also down for the period, returning –3%.

Strong results in Australia helped to balance out some of the weakness. The nation, whose stocks returned nearly 10% for the period, showed strength in all industries. Singapore (+2%) and South Korea (+1%) also gained ground.

The Pacific region as a whole posted positive results in six of ten market sectors. Health care and telecommunications produced strong, double-digit returns. Unfortunately, those gains weren’t enough to offset losses from the region’s largest sectors—financials and consumer goods.

Whether it’s index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital no matter a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2016

7

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$27.98	$26.80	$0.239	$0.000
FTSE Europe ETF Shares	52.09	49.90	0.474	0.000
Admiral Shares	65.16	62.42	0.593	0.000
Institutional Shares	27.79	26.62	0.255	0.000
Institutional Plus Shares	124.09	118.89	1.143	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$10.99	$10.66	$0.135	$0.000
FTSE Pacific ETF Shares	57.65	55.97	0.740	0.000
Admiral Shares	71.30	69.22	0.914	0.000
Institutional Shares	10.91	10.59	0.141	0.000

8

European Stock Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	1,240	1,216	5,733
Median Market Cap	$35.5B	$35.5B	$21.9B
Price/Earnings Ratio	20.8x	21.0x	18.7x
Price/Book Ratio	1.8x	1.8x	1.5x
Return on Equity	16.3%	16.3%	14.4%
Earnings Growth
Rate	3.9%	3.9%	7.8%
Dividend Yield	3.5%	3.5%	3.1%
Turnover Rate
(Annualized)	4%	—	—
Short-Term
Reserves	-0.6%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	7.2%	7.2%	7.4%
Consumer Goods	18.7	18.7	16.4
Consumer Services	8.0	8.0	8.9
Financials	21.3	21.4	25.1
Health Care	11.9	11.8	8.2
Industrials	14.3	14.3	14.3
Oil & Gas	6.5	6.5	6.3
Technology	3.7	3.7	5.3
Telecommunications	4.5	4.5	4.6
Utilities	3.9	3.9	3.5

Volatility Measures
	Spliced	FTSE Global
	European	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.99	0.88
Beta	0.97	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	2.6%
Royal Dutch Shell plc	Integrated Oil & Gas	2.3
Roche Holding AG	Pharmaceuticals	2.1
Novartis AG	Pharmaceuticals	1.8
HSBC Holdings plc	Banks	1.5
Unilever	Personal Products	1.4
British American
Tobacco plc	Tobacco	1.3
TOTAL SA	Integrated Oil & Gas	1.2
GlaxoSmithKline plc	Pharmaceuticals	1.2
Novo Nordisk A/S	Pharmaceuticals	1.2
Top Ten		16.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares.

9

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe
United
Kingdom	31.4%	31.4%	14.1%
France	14.0	13.8	6.2
Germany	13.6	13.5	6.1
Switzerland	13.1	13.3	6.0
Sweden	4.9	4.9	2.2
Spain	4.9	4.9	2.2
Netherlands	4.8	4.8	2.1
Italy	3.9	3.9	1.8
Denmark	2.9	3.0	1.3
Belgium	2.3	2.3	1.0
Finland	1.7	1.7	0.8
Norway	1.2	1.2	0.5
Other	1.3	1.3	0.7
Subtotal	100.0%	100.0%	45.0%
Pacific	0.0%	0.0%	29.7%
Emerging
Markets	0.0%	0.0%	18.0%
North America	0.0%	0.0%	6.8%
Middle East	0.0%	0.0%	0.5%

10

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-7.95%	2.31%	2.24%
FTSE Europe ETF Shares	3/4/2005
Market Price		-7.92	2.39	2.29
Net Asset Value		-7.80	2.46	2.37
Admiral Shares	8/13/2001	-7.80	2.45	2.37
Institutional Shares	5/15/2000	-7.78	2.48	2.41
Institutional Plus Shares	12/5/2014	-7.76	—	-6.41[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		92,579	0.5%

Belgium
Anheuser-Busch InBev SA/NV	1,752,143	217,361	1.1%
Belgium—Other †		227,366	1.2%
		444,727	2.3%
Denmark
Novo Nordisk A/S Class B	4,053,620	226,331	1.1%
Denmark—Other †		349,332	1.8%
		575,663	2.9%

Finland †		331,205	1.7%

France
TOTAL SA	4,595,659	232,269	1.2%
^ Sanofi	2,480,984	204,500	1.0%
BNP Paribas SA	2,145,269	113,612	0.6%
^ AXA SA	4,231,241	106,838	0.5%
^ LVMH Moet Hennessy Louis Vuitton SE	550,095	91,653	0.5%
Danone SA	1,248,797	87,495	0.5%
* Schneider Electric SE	1,213,666	79,359	0.4%
^ Vinci SA	1,023,969	76,479	0.4%
1 France—Other †		1,686,356	8.6%
		2,678,561	13.7%
Germany
Bayer AG	1,816,546	209,934	1.1%
Siemens AG	1,669,680	174,730	0.9%
Allianz SE	1,000,113	170,148	0.9%
BASF SE	2,027,923	167,772	0.9%
SAP SE	1,963,317	154,045	0.8%
Daimler AG	2,098,409	146,211	0.7%

12

European Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Deutsche Telekom AG	6,953,814	122,064	0.6%
1 Germany—Other †		1,474,366	7.5%
		2,619,270	13.4%

Ireland †		105,643	0.5%

Italy
Eni SPA	5,411,220	88,403	0.5%
1 Italy—Other †		663,121	3.4%
		751,524	3.9%
Netherlands
Unilever NV	3,418,939	148,927	0.8%
ING Groep NV	8,482,582	103,941	0.5%
1 Netherlands—Other †		667,751	3.4%
		920,619	4.7%

[1]Norway †		228,558	1.2%

Portugal †		60,219	0.3%

Spain
Banco Santander SA	31,643,384	160,696	0.8%
Telefonica SA	9,405,897	102,893	0.5%
Banco Bilbao Vizcaya Argentaria SA	13,966,569	95,976	0.5%
Iberdrola SA	12,389,565	88,199	0.5%
1 Spain—Other †		501,468	2.6%
		949,232	4.9%

[1]Sweden †		952,949	4.9%

Switzerland
Nestle SA	6,879,903	513,514	2.6%
Roche Holding AG	1,574,467	398,355	2.1%
Novartis AG	4,684,413	356,494	1.8%
UBS Group AG	7,716,085	133,762	0.7%
ABB Ltd.	4,332,467	91,720	0.5%
Syngenta AG	201,532	80,848	0.4%
Roche Holding AG (Bearer)	29,076	7,454	0.0%
1 Switzerland—Other †		979,382	5.0%
		2,561,529	13.1%
United Kingdom
HSBC Holdings plc	42,870,602	284,099	1.4%
British American Tobacco plc	4,094,218	249,634	1.3%
GlaxoSmithKline plc	10,679,197	228,241	1.2%
BP plc	40,605,203	223,710	1.1%
Royal Dutch Shell plc Class B	8,227,448	216,011	1.1%
Royal Dutch Shell plc Class A	7,555,083	197,892	1.0%
Vodafone Group plc	58,356,807	188,017	1.0%
AstraZeneca plc	2,772,096	159,043	0.8%
Diageo plc	5,532,735	149,584	0.8%
Lloyds Banking Group plc	140,573,878	137,975	0.7%
Reckitt Benckiser Group plc	1,381,045	134,540	0.7%
SABMiller plc	2,099,800	128,605	0.7%

13

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
BT Group plc		18,382,845	119,159	0.6%
Unilever plc		2,650,134	118,413	0.6%
National Grid plc		8,284,989	118,216	0.6%
Imperial Brands plc		2,116,273	115,069	0.6%
Prudential plc		5,603,897	110,619	0.6%
Barclays plc		36,789,854	92,371	0.5%
Rio Tinto plc		2,656,098	89,103	0.4%
Shire plc		1,290,898	80,555	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,690,877	44,670	0.2%
1 United Kingdom—Other †			2,864,231	14.7%
			6,049,757	31.0%
Total Common Stocks (Cost $24,220,349)			19,322,035	99.0%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.495%	1,053,659,074	1,053,659	5.4%

5U.S. Government and Agency Obligations †			27,576	0.1%
Total Temporary Cash Investments (Cost $1,081,226)			1,081,235	5.5%[2]
Total Investments (Cost $25,301,575)			20,403,270	104.5%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,598
Receivables for Accrued Income			121,836
Receivables for Capital Shares Issued			6,658
Other Assets			26,608
Total Other Assets			156,700	0.8%
Liabilities
Payables for Investment Securities Purchased			(5,155)
Collateral for Securities on Loan			(1,002,357)
Payables for Capital Shares Redeemed			(3,856)
Payables to Vanguard			(15,793)
Other Liabilities			(4,370)
Total Liabilities			(1,031,531)	(5.3%)
Net Assets			19,528,439	100.0%

14

European Stock Index Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	26,353,527
Undistributed Net Investment Income	145,370
Accumulated Net Realized Losses	(2,076,297)
Unrealized Appreciation (Depreciation)
Investment Securities	(4,898,305)
Futures Contracts	993
Forward Currency Contracts	3,651
Foreign Currencies	(500)
Net Assets	19,528,439

Investor Shares—Net Assets
Applicable to 24,966,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	669,102
Net Asset Value Per Share—Investor Shares	$26.80

ETF Shares—Net Assets
Applicable to 282,518,660 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,098,786
Net Asset Value Per Share—ETF Shares	$49.90

Admiral Shares—Net Assets
Applicable to 62,401,025 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,895,182
Net Asset Value Per Share—Admiral Shares	$62.42

Institutional Shares—Net Assets
Applicable to 26,420,288 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	703,307
Net Asset Value Per Share—Institutional Shares	$26.62

Institutional Plus Shares—Net Assets
Applicable to 1,363,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	162,062
Net Asset Value Per Share—Institutional Plus Shares	$118.89

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $919,543,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $130,723,000, representing 0.7% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,002,357,000 of collateral received for securities on loan.
5 Securities with a value of $16,583,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1]	325,260
Interest[2]	117
Securities Lending	9,333
Total Income	334,710
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,079
Management and Administrative—Investor Shares	690
Management and Administrative—ETF Shares	4,746
Management and Administrative—Admiral Shares	1,273
Management and Administrative—Institutional Shares	195
Management and Administrative—Institutional Plus Shares	38
Marketing and Distribution—Investor Shares	80
Marketing and Distribution—ETF Shares	525
Marketing and Distribution—Admiral Shares	173
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,072
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—ETF Shares	170
Shareholders’ Reports—Admiral Shares	18
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	10,088
Net Investment Income	324,622
Realized Net Gain (Loss)
Investment Securities Sold	(125,297)
Futures Contracts	4,618
Foreign Currencies and Forward Currency Contracts	(7,139)
Realized Net Gain (Loss)	(127,818)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(980,503)
Futures Contracts	(8,615)
Foreign Currencies and Forward Currency Contracts	5,779
Change in Unrealized Appreciation (Depreciation)	(983,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(786,535)
1 Dividends are net of foreign withholding taxes of $31,415,000.
2 Interest income from an affiliated company of the fund was $67,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	324,622	620,752
Realized Net Gain (Loss)	(127,818)	211,428
Change in Unrealized Appreciation (Depreciation)	(983,339)	(1,172,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	(786,535)	(340,521)
Distributions
Net Investment Income
Investor Shares	(6,094)	(23,457)
ETF Shares	(136,627)	(433,791)
Admiral Shares	(37,266)	(131,297)
Institutional Shares	(7,365)	(28,805)
Institutional Plus Shares	(1,775)	(6,528)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(189,127)	(623,878)
Capital Share Transactions
Investor Shares	(29,260)	(21,781)
ETF Shares	(765,748)	4,618,360
Admiral Shares	(67,407)	363,663
Institutional Shares	(124,243)	(118,126)
Institutional Plus Shares	(63,864)	264,731
Net Increase (Decrease) from Capital Share Transactions	(1,050,522)	5,106,847
Total Increase (Decrease)	(2,026,184)	4,142,448
Net Assets
Beginning of Period	21,554,623	17,412,175
End of Period[1]	19,528,439	21,554,623
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $145,370,000 and $12,532,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.98	$29.05	$30.42	$24.69	$24.48	$27.15
Investment Operations
Net Investment Income	. 421	. 866	1.235[1]	.830	.836	.882[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.362)	(1.058)	(1.380)	5.800	.925	(2.545)
Total from Investment Operations	(.941)	(.192)	(.145)	6.630	1.761	(1.663)
Distributions
Dividends from Net Investment Income	(.239)	(.878)	(1.225)	(.900)	(1.551)	(1.007)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.878)	(1.225)	(.900)	(1.551)	(1.007)
Net Asset Value, End of Period	$26.80	$27.98	$29.05	$30.42	$24.69	$24.48

Total Return[3]	-3.34%	-0.77%	-0.73%	27.47%	7.77%	-6.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$669	$730	$782	$868	$760	$851
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	3.04%	3.05%	4.12%[1]	3.02%	3.75%	3.46%
Portfolio Turnover Rate [4]	4%	13%	7%	10%	7%	6%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$52.09	$54.08	$56.64	$46.01	$45.66	$51.00
Investment Operations
Net Investment Income	.822	1.691	2.384[1]	1.626	1.630	1.826[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.538)	(1.970)	(2.577)	10.787	1.706	(4.860)
Total from Investment Operations	(1.716)	(.279)	(.193)	12.413	3.336	(3.034)
Distributions
Dividends from Net Investment Income	(.474)	(1.711)	(2.367)	(1.783)	(2.986)	(2.306)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.474)	(1.711)	(2.367)	(1.783)	(2.986)	(2.306)
Net Asset Value, End of Period	$49.90	$52.09	$54.08	$56.64	$46.01	$45.66

Total Return	-3.26%	-0.62%	-0.60%	27.67%	7.95%	-6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,099	$15,578	$11,676	$12,061	$3,928	$2,630
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.20%	3.19%	4.26%[1]	3.16%	3.89%	3.58%
Portfolio Turnover Rate [3]	4%	13%	7%	10%	7%	6%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$65.16	$67.64	$70.85	$57.54	$57.09	$63.75
Investment Operations
Net Investment Income	1.029	2.113	2.983[1]	2.026	2.032	2.222 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.176)	(2.454)	(3.233)	13.503	2.152	(6.020)
Total from Investment Operations	(2.147)	(.341)	(.250)	15.529	4.184	(3.798)
Distributions
Dividends from Net Investment Income	(.593)	(2.139)	(2.960)	(2.219)	(3.734)	(2.862)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.593)	(2.139)	(2.960)	(2.219)	(3.734)	(2.862)
Net Asset Value, End of Period	$62.42	$65.16	$67.64	$70.85	$57.54	$57.09

Total Return[3]	-3.27%	-0.61%	-0.61%	27.64%	7.93%	-6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,895	$4,137	$3,949	$3,340	$2,508	$2,531
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	3.20%	3.19%	4.26%[1]	3.16%	3.89%	3.58%
Portfolio Turnover Rate [4]	4%	13%	7%	10%	7%	6%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.79	$28.85	$30.21	$24.54	$24.36	$27.20
Investment Operations
Net Investment Income	. 441	. 910	1.282[1]	.871	.875	.898 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.356)	(1.048)	(1.371)	5.755	.912	(2.510)
Total from Investment Operations	(.915)	(.138)	(.089)	6.626	1.787	(1.612)
Distributions
Dividends from Net Investment Income	(.255)	(.922)	(1.271)	(.956)	(1.607)	(1.228)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.255)	(.922)	(1.271)	(.956)	(1.607)	(1.228)
Net Asset Value, End of Period	$26.62	$27.79	$28.85	$30.21	$24.54	$24.36

Total Return[3]	-3.27%	-0.58%	-0.55%	27.66%	7.95%	-6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$703	$867	$1,006	$901	$762	$606
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.22%	3.22%	4.29%[1]	3.19%	3.92%	3.62%
Portfolio Turnover Rate [4]	4%	13%	7%	10%	7%	6%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Dec. 5,	Nov. 1,	May 17,
	Ended	2014[3] to	2013, to	2013[1] to
	April 30,	Oct. 31,	March 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$124.09	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	1.978	3.878	2.253[4]	2.257
Net Realized and Unrealized Gain (Loss) on Investments	(6.035)	(7.151)	2.866	9.966
Total from Investment Operations	(4.057)	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(1.143)	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.143)	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$118.89	$124.09	$131.10[2]	$126.52

Total Return	-3.24%	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$162	$242	—	$110
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%[5]	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	3.24%	3.11%[5]	4.80%[4,5]	3.20%[5]
Portfolio Turnover Rate [6]	4%	13%	7%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

23

European Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.

24

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

25

European Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,598,000, representing 0.01% of the fund’s net assets and 0.64% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,030	19,307,005	—
Temporary Cash Investments	1,053,659	27,576	—
Futures Contracts—Liabilities[1]	(4,213)	—	—
Forward Currency Contracts—Assets	—	3,651	—
Total	1,064,476	19,338,232	—
1 Represents variation margin on the last day of the reporting period.

26

European Stock Index Fund

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	3,651	3,651
Other Liabilities	(4,213)	—	(4,213)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	4,618	—	4,618
Forward Currency Contracts	—	(4,482)	(4,482)
Realized Net Gain (Loss) on Derivatives	4,618	(4,482)	136

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,615)	—	(8,615)
Forward Currency Contracts	—	3,015	3,015
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,615)	3,015	(5,600)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EUROSTOXX 50 Index	June 2016	3,763	128,308	296
FTSE 100 Index	June 2016	755	68,705	697
				993

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

27

European Stock Index Fund

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	6/22/16	EUR	74,113	USD	82,816	2,192
Deutsche Bank AG	6/22/16	GBP	20,648	USD	29,890	286
Barclays Bank PLC	6/22/16	EUR	26,003	USD	29,468	358
Morgan Stanley Capital Services LLC	6/22/16	GBP	13,822	USD	19,897	303
UBS AG	6/22/16	EUR	11,485	USD	12,987	185
Barclays Bank PLC	6/22/16	GBP	4,825	USD	6,982	69
Citibank, N.A.	6/22/16	GBP	4,890	USD	6,916	230
BNP Paribas	6/22/16	GBP	2,130	USD	3,086	28
						3,651
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At April 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $810,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency losses of $2,657,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2016, the fund realized $10,166,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

28

European Stock Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $1,949,971,000 to offset future net capital gains of $1,500,333,000 through October 31, 2017, $282,885,000 through October 31, 2018, and $166,753,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $25,311,199,000. Net unrealized depreciation of investment securities for tax purposes was $4,907,929,000, consisting of unrealized gains of $873,906,000 on securities that had risen in value since their purchase and $5,781,835,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $607,216,000 of investment securities and sold $1,529,608,000 of investment securities, other than temporary cash investments. Purchases and sales include $213,143,000 and $1,088,115,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	40,598	1,556	173,988	5,929
Issued in Lieu of Cash Distributions	5,161	197	20,022	684
Redeemed	(75,019)	(2,875)	(215,791)	(7,454)
Net Increase (Decrease)—Investor Shares	(29,260)	(1,122)	(21,781)	(841)
ETF Shares
Issued	323,131	6,659	5,207,514	94,654
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,088,879)	(23,200)	(589,154)	(11,500)
Net Increase (Decrease)—ETF Shares	(765,748)	(16,541)	4,618,360	83,154
Admiral Shares
Issued	239,284	3,958	936,063	13,685
Issued in Lieu of Cash Distributions	31,263	513	111,233	1,634
Redeemed	(337,954)	(5,568)	(683,633)	(10,195)
Net Increase (Decrease)—Admiral Shares	(67,407)	(1,097)	363,663	5,124
Institutional Shares
Issued	58,516	2,269	293,093	10,179
Issued in Lieu of Cash Distributions	5,877	226	21,252	732
Redeemed	(188,636)	(7,282)	(432,471)	(14,564)
Net Increase (Decrease)—Institutional Shares	(124,243)	(4,787)	(118,126)	(3,653)

29

European Stock Index Fund

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Plus Shares
Issued	21,461	179	276,203	2,054
Issued in Lieu of Cash Distributions	1,775	15	6,528	50
Redeemed	(87,100)	(781)	(18,000)	(154)
Net Increase (Decrease)—Institutional Plus Shares	(63,864)	(587)	264,731	1,950

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

30

Pacific Stock Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.12%	0.12%	0.09%

Portfolio Characteristics
		FTSE	FTSE
		Developed Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Number of Stocks	2,233	2,209	5,733
Median Market Cap	$15.0B	$15.0B	$21.9B
Price/Earnings Ratio	15.1x	15.1x	18.7x
Price/Book Ratio	1.2x	1.2x	1.5x
Return on Equity	10.6%	10.6%	14.4%
Earnings Growth
Rate	13.4%	13.5%	7.8%
Dividend Yield	2.7%	2.7%	3.1%
Turnover Rate
(Annualized)	5%	—	—
Short-Term
Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Basic Materials	6.7%	6.7%	7.4%
Consumer Goods	20.2	20.3	16.4
Consumer Services	11.0	11.0	8.9
Financials	25.4	25.2	25.1
Health Care	6.5	6.5	8.2
Industrials	17.3	17.5	14.3
Oil & Gas	1.8	1.8	6.3
Technology	4.1	4.1	5.3
Telecommunications	4.0	3.9	4.6
Utilities	3.0	3.0	3.5

Volatility Measures
	Spliced	FTSE Global
	Pacific	All Cap
	Stock	ex US
	Index	Index
R-Squared	0.93	0.79
Beta	0.97	0.91
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Toyota Motor Corp.	Automobiles	2.5%
Samsung Electronics Co.	Consumer
Ltd.	Electronics	2.3
Commonwealth Bank of
Australia	Banks	1.7
Westpac Banking Corp.	Banks	1.4
AIA Group Ltd.	Life Insurance	1.3
Mitsubishi UFJ Financial
Group Inc.	Banks	1.1
KDDI Corp.	Mobile
	Telecommunications	1.0
National Australia Bank
Ltd.	Banks	0.9
Australia & New Zealand
Banking Group Ltd.	Banks	0.9
BHP Billiton	General Mining	0.9
Top Ten		14.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral
Shares, and 0.08% for Institutional Shares.

31

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap
		Cap	ex US
	Fund	Index	Index
Europe	0.0%	0.0%	45.0%
Pacific
Japan	57.9%	58.6%	17.4%
Australia	17.6	17.2	5.1
South Korea	11.5	11.4	3.4
Hong Kong	8.7	8.6	2.5
Singapore	3.5	3.4	1.0
Other	0.8	0.8	0.3
Subtotal	100.0%	100.0%	29.7%
Emerging
Markets	0.0%	0.0%	18.0%
North America	0.0%	0.0%	6.8%
Middle East	0.0%	0.0%	0.5%

32

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-7.19%	2.64%	1.23%
FTSE Pacific ETF Shares	3/4/2005
Market Price		-7.49	2.72	1.23
Net Asset Value		-7.09	2.77	1.35
Admiral Shares	8/13/2001	-7.09	2.78	1.35
Institutional Shares	5/15/2000	-7.02	2.83	1.39

See Financial Highlights for dividend and capital gains information.

33

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	1,596,211	89,112	1.7%
Westpac Banking Corp.	3,122,788	73,303	1.4%
National Australia Bank Ltd.	2,456,195	50,392	0.9%
Australia & New Zealand Banking Group Ltd.	2,729,257	50,027	0.9%
BHP Billiton Ltd.	3,019,644	47,158	0.9%
CSL Ltd.	435,144	34,676	0.7%
Wesfarmers Ltd.	1,052,153	34,070	0.6%
Woolworths Ltd.	1,188,522	19,889	0.4%
1 Australia—Other †		534,187	10.0%
		932,814	17.5%
Hong Kong
AIA Group Ltd.	11,321,845	67,757	1.3%
CK Hutchison Holdings Ltd.	2,651,591	31,723	0.6%
Hong Kong Exchanges and Clearing Ltd.	1,125,497	28,371	0.5%
Sun Hung Kai Properties Ltd.	1,567,118	19,751	0.4%
1 Hong Kong—Other †		317,586	5.9%
		465,188	8.7%
Japan
Toyota Motor Corp.	2,589,371	131,255	2.5%
Mitsubishi UFJ Financial Group Inc.	13,070,024	60,316	1.1%
KDDI Corp.	1,765,200	50,848	1.0%
SoftBank Group Corp.	870,670	46,816	0.9%
Honda Motor Co. Ltd.	1,684,227	45,450	0.8%
Japan Tobacco Inc.	977,159	39,925	0.7%
Sumitomo Mitsui Financial Group Inc.	1,221,934	36,770	0.7%
Mizuho Financial Group Inc.	23,278,941	34,893	0.7%
Takeda Pharmaceutical Co. Ltd.	727,991	34,770	0.6%
East Japan Railway Co.	357,185	31,424	0.6%
NTT DOCOMO Inc.	1,277,500	30,640	0.6%
Seven & i Holdings Co. Ltd.	733,754	29,939	0.6%
Central Japan Railway Co.	170,400	29,850	0.6%
Sony Corp.	1,181,444	28,616	0.5%

34

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Canon Inc.		985,317	27,552	0.5%
FANUC Corp.		183,776	27,148	0.5%
Astellas Pharma Inc.		1,999,470	26,958	0.5%
Kao Corp.		472,077	26,114	0.5%
Keyence Corp.		43,177	25,880	0.5%
Murata Manufacturing Co. Ltd.		178,279	23,250	0.4%
Mitsubishi Estate Co. Ltd.		1,187,982	22,575	0.4%
Bridgestone Corp.		602,950	22,193	0.4%
Mitsui Fudosan Co. Ltd.		893,580	21,823	0.4%
Mitsubishi Corp.		1,293,634	21,744	0.4%
Shin-Etsu Chemical Co. Ltd.		388,055	21,734	0.4%
Tokio Marine Holdings Inc.		659,090	21,567	0.4%
Nissan Motor Co. Ltd.		2,360,952	20,951	0.4%
Hitachi Ltd.		4,354,258	19,952	0.4%
Daikin Industries Ltd.		250,112	19,854	0.4%
Mitsubishi Electric Corp.		1,859,954	19,766	0.4%
Mitsui & Co. Ltd.		1,597,900	19,519	0.4%
Nippon Telegraph & Telephone Corp.		434,675	19,452	0.4%
Fuji Heavy Industries Ltd.		587,512	19,291	0.4%
Ono Pharmaceutical Co. Ltd.		427,465	19,261	0.4%
NTT Data Corp.		117,700	6,128	0.1%
Daihatsu Motor Co. Ltd.		195,957	2,615	0.0%
Hino Motors Ltd.		255,309	2,463	0.0%
NTT Urban Development Corp.		103,300	967	0.0%
kabu.com Securities Co. Ltd.		130,100	416	0.0%
Japan—Other †			1,977,571	37.2%
			3,068,256	57.7%

New Zealand †			42,389	0.8%

Singapore
Oversea-Chinese Banking Corp. Ltd.		3,050,291	19,815	0.4%
Singapore Telecommunications Ltd.		6,860,609	19,624	0.4%
DBS Group Holdings Ltd.		1,678,379	18,984	0.3%
1 Singapore—Other †			128,426	2.4%
			186,849	3.5%
South Korea
Samsung Electronics Co. Ltd.		97,439	106,192	2.0%
Samsung Electronics Co. Ltd. Preference Shares		17,247	15,751	0.3%
South Korea—Other †			489,199	9.2%
			611,142	11.5%
Total Common Stocks (Cost $6,622,647)			5,306,638	99.7%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.495%	154,418,818	154,419	2.9%

5U.S. Government and Agency Obligations †			5,797	0.1%
Total Temporary Cash Investments (Cost $160,214)			160,216	3.0%[2]
[6]Total Investments (Cost $6,782,861)			5,466,854	102.7%

35

Pacific Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	444
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	31,742
Receivables for Capital Shares Issued	12,084
Other Assets	6,665
Total Other Assets	50,936	1.0%
Liabilities
Payables for Investment Securities Purchased	(861)
Collateral for Securities on Loan	(154,419)
Payables for Capital Shares Redeemed	(4,222)
Payables to Vanguard	(7,127)
Other Liabilities	(30,391)
Total Liabilities	(197,020)	(3.7%)
Net Assets	5,320,770	100.0%

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	7,717,626
Undistributed Net Investment Income	18,986
Accumulated Net Realized Losses	(1,102,717)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,316,007)
Futures Contracts	1,188
Forward Currency Contracts	104
Foreign Currencies	1,590
Net Assets	5,320,770

Investor Shares—Net Assets
Applicable to 26,366,568 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	281,191
Net Asset Value Per Share—Investor Shares	$10.66

ETF Shares—Net Assets
Applicable to 50,762,199 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,841,096
Net Asset Value Per Share—ETF Shares	$55.97

Admiral Shares—Net Assets
Applicable to 27,129,573 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,877,873
Net Asset Value Per Share—Admiral Shares	$69.22

36

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 30,271,007 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	320,610
Net Asset Value Per Share—Institutional Shares	$10.59

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $5,728,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $154,419,000 of collateral received for securities on loan.
5 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $145,080,000.
See accompanying Notes, which are an integral part of the Financial Statements.

37

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1]	69,785
Interest[2]	36
Securities Lending	2,939
Total Income	72,760
Expenses
The Vanguard Group—Note B
Investment Advisory Services	438
Management and Administrative—Investor Shares	277
Management and Administrative—ETF Shares	801
Management and Administrative—Admiral Shares	532
Management and Administrative—Institutional Shares	64
Marketing and Distribution—Investor Shares	34
Marketing and Distribution—ETF Shares	109
Marketing and Distribution—Admiral Shares	68
Marketing and Distribution—Institutional Shares	4
Custodian Fees	571
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	1
Total Expenses	2,936
Net Investment Income	69,824
Realized Net Gain (Loss)
Investment Securities Sold	29,744
Futures Contracts	(2,565)
Foreign Currencies and Forward Currency Contracts	3,801
Realized Net Gain (Loss)	30,980
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(202,452)
Futures Contracts	(856)
Foreign Currencies and Forward Currency Contracts	1,212
Change in Unrealized Appreciation (Depreciation)	(202,096)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,292)
1 Dividends are net of foreign withholding taxes of $5,639,000.
2 Interest income from an affiliated company of the fund was $25,000.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	69,824	136,527
Realized Net Gain (Loss)	30,980	116,379
Change in Unrealized Appreciation (Depreciation)	(202,096)	(430,032)
Net Increase (Decrease) in Net Assets Resulting from Operations	(101,292)	(177,126)
Distributions
Net Investment Income
Investor Shares	(3,695)	(7,391)
ETF Shares	(39,177)	(67,700)
Admiral Shares	(25,219)	(46,916)
Institutional Shares	(4,274)	(7,766)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(72,365)	(129,773)
Capital Share Transactions
Investor Shares	(17,941)	(32,520)
ETF Shares	6,104	328,336
Admiral Shares	(44,592)	63,582
Institutional Shares	657	9,869
Net Increase (Decrease) from Capital Share Transactions	(55,772)	369,267
Total Increase (Decrease)	(229,429)	62,368
Net Assets
Beginning of Period	5,550,199	5,487,831
End of Period[1]	5,320,770	5,550,199
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $18,986,000 and $20,721,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.99	$11.59	$11.76	$9.63	$9.74	$10.40
Investment Operations
Net Investment Income	.128	.258	.282	.246	.278	.289[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(. 323)	(. 612)	(.147)	2.187	. 037	(. 619)
Total from Investment Operations	(.195)	(. 354)	.135	2.433	. 315	(. 330)
Distributions
Dividends from Net Investment Income	(.135)	(. 246)	(. 305)	(. 303)	(. 425)	(. 330)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.135)	(. 246)	(. 305)	(. 303)	(. 425)	(. 330)
Net Asset Value, End of Period	$10.66	$10.99	$11.59	$11.76	$9.63	$9.74

Total Return[2]	-1.76%	-3.07%	1.21%	25.72%	3.47%	-3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$281	$309	$360	$398	$360	$438
Ratio of Total Expenses to
Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.26%	2.45%	2.27%	2.93%	2.85%
Portfolio Turnover Rate [3]	5%	14%	5%	22%	4%	4%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$57.65	$60.80	$61.71	$50.57	$51.18	$55.06
Investment Operations
Net Investment Income	.716	1.443	1.568	1.372	1.544	1.638[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(1.656)	(3.210)	(.791)	11.475	.190	(3.275)
Total from Investment Operations	(.940)	(1.767)	.777	12.847	1.734	(1.637)
Distributions
Dividends from Net Investment Income	(.740)	(1.383)	(1.687)	(1.707)	(2.344)	(2.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.740)	(1.383)	(1.687)	(1.707)	(2.344)	(2.243)
Net Asset Value, End of Period	$55.97	$57.65	$60.80	$61.71	$50.57	$51.18

Total Return	-1.62%	-2.93%	1.31%	25.88%	3.65%	-3.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,841	$2,931	$2,760	$2,645	$1,563	$1,472
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.40%	2.59%	2.41%	3.07%	2.97%
Portfolio Turnover Rate[2]	5%	14%	5%	22%	4%	4%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$71.30	$75.19	$76.32	$62.54	$63.28	$68.06
Investment Operations
Net Investment Income	.886	1.783	1.937	1.695	1.905	2.051[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.052)	(3.963)	(.982)	14.194	.249	(4.080)
Total from Investment Operations	(1.166)	(2.180)	.955	15.889	2.154	(2.029)
Distributions
Dividends from Net Investment Income	(.914)	(1.710)	(2.085)	(2.109)	(2.894)	(2.751)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.914)	(1.710)	(2.085)	(2.109)	(2.894)	(2.751)
Net Asset Value, End of Period	$69.22	$71.30	$75.19	$76.32	$62.54	$63.28

Total Return[2]	-1.62%	-2.92%	1.32%	25.89%	3.65%	-3.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,878	$1,981	$2,032	$1,832	$1,415	$1,451
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.40%	2.59%	2.41%	3.07%	2.97%
Portfolio Turnover Rate [3]	5%	14%	5%	22%	4%	4%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.91	$11.50	$11.68	$9.57	$9.69	$10.42
Investment Operations
Net Investment Income	.137	.276	.300	.263	.295	.303[1]
Net Realized and Unrealized Gain (Loss)
on Investments	(. 316)	(. 601)	(.158)	2.174	. 034	(. 609)
Total from Investment Operations	(.179)	(. 325)	.142	2.437	. 329	(. 306)
Distributions
Dividends from Net Investment Income	(.141)	(. 265)	(. 322)	(. 327)	(. 449)	(. 424)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.141)	(. 265)	(. 322)	(. 327)	(. 449)	(. 424)
Net Asset Value, End of Period	$10.59	$10.91	$11.50	$11.68	$9.57	$9.69

Total Return[2]	-1.63%	-2.84%	1.28%	25.96%	3.65%	-3.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$321	$329	$336	$437	$406	$354
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.58%	2.43%	2.62%	2.44%	3.10%	3.01%
Portfolio Turnover Rate [3]	5%	14%	5%	22%	4%	4%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through April 30, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately

44

Pacific Stock Index Fund

invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

45

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

46

Pacific Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $444,000, representing 0.01% of the fund’s net assets and 0.18% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	826	5,300,771	5,041
Temporary Cash Investments	154,419	5,797	—
Futures Contracts—Assets[1]	43	—	—
Futures Contracts—Liabilities[1]	(14)	—	—
Forward Currency Contracts—Assets	—	1,339	—
Forward Currency Contracts—Liabilities	—	(1,235)	—
Total	155,274	5,306,672	5,041
1 Represents variation margin on the last day of the reporting period.

47

Pacific Stock Index Fund

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	43	1,339	1,382
Other Liabilities	(14)	(1,235)	(1,249)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(2,361)	—	(2,361)
Forward Currency Contracts	—	2,995	2,995
Realized Net Gain (Loss) on Derivatives	(2,361)	2,995	634

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(856)	—	(856)
Forward Currency Contracts	—	(550)	(550)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(856)	(550)	(1,406)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2016	104	12,893	146
S&P ASX 200 Index	June 2016	72	7,186	243
KOSPI 200 Index	June 2016	27	2,907	799
				1,188

48

Pacific Stock Index Fund

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/14/16	JPY	1,822,916	USD	16,203	951
Morgan Stanley Capital Services LLC	6/21/16	AUD	11,730	USD	8,682	217
BNP Paribas	6/14/16	KRW	3,240,000	USD	2,677	165
BNP Paribas	6/14/16	USD	25,401	JPY	2,800,000	(948)
Barclays Bank PLC	6/14/16	USD	4,213	JPY	478,275	(287)
Goldman Sachs International	6/21/16	USD	1,979	AUD	2,601	6
						104
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

At April 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $295,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency gains of $806,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2016, the fund realized $22,421,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $1,109,815,000 to offset future net capital gains of $418,346,000 through October 31, 2016, $607,343,000 through October 31, 2017, $29,742,000 through October 31, 2018, and $54,384,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

49

Pacific Stock Index Fund

At April 30, 2016, the cost of investment securities for tax purposes was $6,793,853,000. Net unrealized depreciation of investment securities for tax purposes was $1,326,999,000, consisting of unrealized gains of $496,093,000 on securities that had risen in value since their purchase and $1,823,092,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $372,145,000 of investment securities and sold $426,896,000 of investment securities, other than temporary cash investments. Purchases and sales include $232,380,000 and $292,968,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	17,617	1,672	64,269	5,573
Issued in Lieu of Cash Distributions	3,471	328	6,971	624
Redeemed	(39,029)	(3,713)	(103,760)	(9,176)
Net Increase (Decrease)—Investor Shares	(17,941)	(1,713)	(32,520)	(2,979)
ETF Shares
Issued	337,399	6,117	830,517	14,049
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(331,295)	(6,200)	(502,181)	(8,600)
Net Increase (Decrease)—ETF Shares	6,104	(83)	328,336	5,449
Admiral Shares
Issued	93,021	1,366	320,195	4,274
Issued in Lieu of Cash Distributions	21,274	310	39,790	549
Redeemed	(158,887)	(2,336)	(296,403)	(4,062)
Net Increase (Decrease)—Admiral Shares	(44,592)	(660)	63,582	761
Institutional Shares
Issued	37,756	3,658	53,168	4,727
Issued in Lieu of Cash Distributions	3,020	288	4,987	450
Redeemed	(40,119)	(3,836)	(48,286)	(4,222)
Net Increase (Decrease)—Institutional Shares	657	110	9,869	955

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$966.60	$1.27
FTSE Europe ETF Shares	1,000.00	967.35	0.49
Admiral Shares	1,000.00	967.30	0.49
Institutional Shares	1,000.00	967.33	0.39
Institutional Plus Shares	1,000.00	967.56	0.29
Pacific Stock Index Fund
Investor Shares	$1,000.00	$982.37	$1.28
FTSE Pacific ETF Shares	1,000.00	983.75	0.49
Admiral Shares	1,000.00	983.78	0.49
Institutional Shares	1,000.00	983.73	0.39
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
FTSE Europe ETF Shares	1,000.00	1,024.37	0.50
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
Institutional Plus Shares	1,000.00	1,024.57	0.30
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.57	$1.31
FTSE Pacific ETF Shares	1,000.00	1,024.37	0.50
Admiral Shares	1,000.00	1,024.37	0.50
Institutional Shares	1,000.00	1,024.47	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

52

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European and Pacific Stock Index Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

53

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

54

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing> 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062016

Semiannual Report | April 30, 2016

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	31
Trustees Approve Advisory Arrangement.	33
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	-0.63%
ETF Shares
Market Price	-0.78
Net Asset Value	-0.59
Institutional Shares	-0.59
FTSE Global All Cap Index	-0.42
Global Funds Average	-1.49

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$24.18	$23.79	$0.229	$0.000
ETF Shares	59.34	58.38	0.590	0.000
Institutional Shares	121.18	119.22	1.203	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Total World Stock Index Fund returned –0.63% for Investor Shares for the six months ended April 30, 2016. The fund’s result was in line with its benchmark index and ahead of the average return of its peers.

Global stock markets fell sharply early in 2016 as concerns about China’s slower growth, weak inflation, and fluctuating commodity prices rattled investors’ confidence. Stocks bounced back by the end of the period, but not enough to make up for the earlier setbacks. Developed markets in Europe and the Pacific region notched weak results, while the United States and emerging markets managed slight gains.

In a reversal from recent periods, currency effects bolstered international markets. Most notably, the dollar’s weakness against Japan’s yen and the euro lifted returns for U.S.-based investors.

U.S. stocks traveled a rocky road, finishing the period about even
After struggling during the first four months of the period, the broad U.S. stock market rebounded in the final two. Most of the surge came in March, as investors cheered the Federal Reserve’s indication that it would scale back its plan for interest rate hikes in 2016.

Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also gave equities a boost.

2

And fears that the U.S. economy might slip into a recession were subdued toward the end of the period by generally encouraging economic data.

Bonds have proved attractive with help from the Fed
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term interest rates a quarter percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%, helped by foreign currencies’ strength against the dollar. Even without this currency benefit, however, their returns were solid.

It was a challenging period for global stock markets
Vanguard Total World Stock Index Fund offers investors broad exposure to equity markets in both developed and emerging markets.

Market Barometer

			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

The United States, which represented more than half of the fund’s assets, was among the largest contributors to the fund’s return, despite some economic fears early in the period.

Traditionally defensive and high-yielding sectors such as utilities and telecommunications stood out. Technology and financial stocks struggled.

Developed markets in Europe, which represented roughly one-fifth of the fund’s assets, detracted most from the fund’s performance. The United Kingdom, the fund’s largest holding in the region, returned about –5%. Uncertainty about the country’s economic outlook and the June referendum on staying in the European Union dampened consumer confidence.

Other sizable markets, including France, Germany, Italy, and Spain, also declined. Europe’s financial sector struggled most as negative interest rates and the uncertain investment outlook weighed on bank profits.

Developed markets in the Pacific region turned in a lackluster result. Japan, the fund’s largest allocation in the region, returned about –2%. The Bank of Japan’s aggressive stimulus efforts were somewhat overshadowed by a slump in the country’s manufacturing and export businesses. Outcomes for Japanese stocks ranged from impressive in telecommunications to subpar in financials.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.25%	0.14%	0.13%	1.27%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Global Funds.

4

Do U.S.based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

Emerging markets, which represented less than a tenth of the fund’s assets, plunged early in the period but surged after commodity prices began to stabilize. China subtracted most from the performance of emerging markets.

Other emerging markets, meanwhile, notched outsized gains. A few, particularly Brazil and Malaysia, seemed to get a boost from a recovery in commodity prices and indications that the U.S. Fed was taking a pause on further rate hikes.

Whether it’s index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management —which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2016

6

Total World Stock Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.25%	0.14%	0.13%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	7,510	7,692
Median Market Cap	$32.3B	$32.0B
Price/Earnings Ratio	20.2x	20.3x
Price/Book Ratio	2.0x	2.0x
Return on Equity	15.8%	15.7%
Earnings Growth
Rate	7.6%	7.6%
Dividend Yield	2.6%	2.6%
Turnover Rate
(Annualized)	17%	—
Short-Term
Reserves	-0.2%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	4.9%	4.9%
Consumer Goods	13.3	13.4
Consumer Services	11.4	11.4
Financials	21.8	21.8
Health Care	10.9	10.9
Industrials	13.5	13.4
Oil & Gas	6.5	6.5
Technology	10.8	10.8
Telecommunications	3.4	3.4
Utilities	3.5	3.5

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	1.00
Beta	0.99
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.3%
Alphabet Inc.	Internet	1.0
Microsoft Corp.	Software	0.9
Exxon Mobil Corp.	Integrated Oil & Gas	0.9
Johnson & Johnson	Pharmaceuticals	0.7
General Electric Co.	Diversified Industrials	0.7
Berkshire Hathaway Inc.	Reinsurance	0.7
Facebook Inc.	Internet	0.6
Wells Fargo & Co.	Banks	0.6
Amazon.com Inc.	Broadline Retailers	0.6
Top Ten		8.0%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares.

7

Total World Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	6.7%	6.7%
France	3.0	3.0
Germany	2.9	2.9
Switzerland	2.8	2.8
Spain	1.1	1.0
Sweden	1.1	1.1
Netherlands	1.0	1.0
Other	2.9	2.9
Subtotal	21.5%	21.4%
Pacific
Japan	8.1%	8.2%
Australia	2.4	2.4
South Korea	1.6	1.6
Hong Kong	1.2	1.2
Other	0.6	0.6
Subtotal	13.9%	14.0%
Emerging Markets
China	2.1%	2.1%
Taiwan	1.3	1.4
India	1.1	1.1
Other	4.0	4.1
Subtotal	8.5%	8.7%
North America
United States	52.7%	52.5%
Canada	3.2	3.2
Subtotal	55.9%	55.7%
Middle East	0.2%	0.2%

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	-4.24%	5.40%	4.10%
ETF Shares	6/24/2008
Market Price		-4.15	5.49	4.06
Net Asset Value		-4.16	5.54	4.05
Institutional Shares	10/9/2008	-4.16	5.55	10.25

See Financial Highlights for dividend and capital gains information.

9

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1]Australia †		198,654	2.4%

Austria †		8,132	0.1%

Belgium †		39,997	0.5%

[1]Brazil †		58,209	0.7%

Canada †		265,892	3.2%

Chile †		9,942	0.1%

China
Tencent Holdings Ltd.	1,062,656	21,623	0.3%
China Mobile Ltd.	1,064,861	12,225	0.2%
China Construction Bank Corp.	18,371,206	11,668	0.2%
Industrial & Commercial Bank of China Ltd.	14,389,245	7,704	0.1%
Bank of China Ltd.	15,205,800	6,157	0.1%
CNOOC Ltd.	3,244,724	4,008	0.1%
China Petroleum & Chemical Corp.	5,229,456	3,685	0.1%
China Life Insurance Co. Ltd. Class H	1,524,000	3,511	0.1%
PetroChina Co. Ltd.	4,260,000	3,117	0.1%
China Overseas Land & Investment Ltd.	806,480	2,560	0.0%
CITIC Ltd.	1,283,000	1,871	0.0%
Agricultural Bank of China Ltd.	5,175,500	1,868	0.0%
China Telecom Corp. Ltd.	3,396,034	1,681	0.0%
PICC Property & Casualty Co. Ltd.	823,287	1,498	0.0%
China Resources Land Ltd.	601,909	1,479	0.0%
China Unicom Hong Kong Ltd.	1,169,574	1,369	0.0%
China Communications Construction Co. Ltd.	860,075	1,032	0.0%
* China CITIC Bank Corp. Ltd.	1,536,010	963	0.0%

10

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinopharm Group Co. Ltd.	203,200	869	0.0%
	China Merchants Holdings International Co. Ltd.	256,000	759	0.0%
	CRRC Corp. Ltd.	747,800	726	0.0%
	China Resources Power Holdings Co. Ltd.	411,400	693	0.0%
1	China Galaxy Securities Co. Ltd.	751,500	659	0.0%
	Dongfeng Motor Group Co. Ltd.	594,000	649	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	113,656	647	0.0%
1	CGN Power Co. Ltd.	1,974,832	630	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	293,059	597	0.0%
	China Railway Group Ltd.	712,000	564	0.0%
	China Resources Beer Holdings Company Ltd.	254,000	558	0.0%
	China State Construction International Holdings Ltd.	332,000	517	0.0%
	China Longyuan Power Group Corp. Ltd.	719,000	497	0.0%
	China Cinda Asset Management Co. Ltd.	1,449,000	474	0.0%
	China Railway Construction Corp. Ltd.	361,126	459	0.0%
	Kunlun Energy Co. Ltd.	488,000	424	0.0%
	Air China Ltd.	530,000	401	0.0%
1	People’s Insurance Co. Group of China Ltd.	983,000	395	0.0%
	China Resources Gas Group Ltd.	136,000	385	0.0%
	Beijing Capital International Airport Co. Ltd.	354,000	380	0.0%
*	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	363	0.0%
	China Jinmao Holdings Group Ltd.	1,140,000	326	0.0%
	China Power International Development Ltd.	761,000	325	0.0%
	China Coal Energy Co. Ltd.	581,000	275	0.0%
	China Oilfield Services Ltd.	290,000	252	0.0%
	AviChina Industry & Technology Co. Ltd.	356,000	248	0.0%
1	Sinopec Engineering Group Co. Ltd.	265,135	246	0.0%
	Huaneng Renewables Corp. Ltd.	694,000	205	0.0%
	China Southern Airlines Co. Ltd.	296,000	186	0.0%
	COSCO International Holdings Ltd.	308,000	166	0.0%
*,^	China COSCO Holdings Co. Ltd.	420,500	164	0.0%
*	China Energy Engineering Corp. Ltd.	898,000	157	0.0%
*,1	China Huarong Asset Management Co. Ltd.	430,000	152	0.0%
	Metallurgical Corp. of China Ltd.	489,000	147	0.0%
*	China Reinsurance Group Corp.	626,000	146	0.0%
*	China Eastern Airlines Corp. Ltd.	264,000	144	0.0%
	Huadian Power International Corp. Ltd.	266,000	136	0.0%
	Sinotrans Ltd.	283,000	131	0.0%
	China National Accord Medicines Corp. Ltd. Class B	20,760	113	0.0%
*	China Agri-Industries Holdings Ltd.	316,800	109	0.0%
*	China Electronics Corp. Holdings Co. Ltd.	322,000	96	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	83	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	20,000	75	0.0%
	Huadian Fuxin Energy Corp. Ltd.	342,000	74	0.0%
	China BlueChemical Ltd.	318,000	74	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	70	0.0%
^	Dah Chong Hong Holdings Ltd.	166,000	69	0.0%
	China Resources Cement Holdings Ltd.	196,000	64	0.0%
^	Sinopec Kantons Holdings Ltd.	122,000	64	0.0%
	Poly Culture Group Corp. Ltd.	27,200	64	0.0%
*	China Foods Ltd.	156,000	57	0.0%
	Angang Steel Co. Ltd.	114,000	54	0.0%
*,1	China Railway Signal & Communication Corp. Ltd.	84,500	50	0.0%
	China Machinery Engineering Corp.	69,000	47	0.0%

11

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	39	0.0%
*	China Overseas Property Holdings Ltd.	267,493	37	0.0%
^	Sinotrans Shipping Ltd.	169,500	30	0.0%
	China Merchants Land Ltd.	168,000	25	0.0%
*	CITIC Resources Holdings Ltd.	278,000	25	0.0%
	CPMC Holdings Ltd.	55,000	25	0.0%
	Sinofert Holdings Ltd.	174,000	24	0.0%
	China National Materials Co. Ltd.	88,000	23	0.0%
1	China—Other †		66,045	0.8%
			170,507	2.1%

Colombia †			4,672	0.1%

Czech Republic †			1,424	0.0%

Denmark †			52,727	0.6%

Egypt †			2,377	0.0%

Finland †			29,839	0.4%

France
	TOTAL SA	419,057	21,180	0.3%
1	France—Other †		222,535	2.7%
			243,715	3.0%

[1]Germany †			239,037	2.9%

Greece †			3,683	0.0%

Hong Kong
	BOC Hong Kong Holdings Ltd.	701,000	2,094	0.0%
	CITIC Telecom International Holdings Ltd.	302,500	126	0.0%
	Nexteer Automotive Group Ltd.	107,000	113	0.0%
	China Travel International Investment Hong Kong Ltd.	354,000	103	0.0%
*,^	MMG Ltd.	196,000	44	0.0%
	APT Satellite Holdings Ltd.	49,500	39	0.0%
*,1	CGN New Energy Holdings Co. Ltd.	250,000	38	0.0%
	Shenwan Hongyuan HK Ltd.	75,000	36	0.0%
1	Hong Kong—Other †		97,067	1.2%
			99,660	1.2%

Hungary †			2,335	0.0%

[1]India †			86,941	1.1%

Indonesia †			19,363	0.2%

Ireland †			10,603	0.1%

Israel †			20,248	0.2%

[1]Italy †			68,181	0.8%

12

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Japan
Toyota Motor Corp.	561,930	28,484	0.3%
Japan—Other †		637,797	7.8%
		666,281	8.1%
[1]Malaysia †		32,603	0.4%
[1]Mexico †		39,693	0.5%
[1]Netherlands †		83,385	1.0%
New Zealand †		9,267	0.1%

[1]Norway †		20,979	0.3%
[2]Other
3 Vanguard FTSE Emerging Markets ETF	120,582	4,212	0.1%
Pakistan †		1,090	0.0%
Peru †		1,944	0.0%
Philippines †		13,469	0.2%
Poland †		10,525	0.1%
Portugal †		5,639	0.1%
Russia †		30,075	0.4%
Singapore
*,^ COSCO Corp. Singapore Ltd.	92,000	23	0.0%
1 Singapore—Other †		39,714	0.5%
		39,737	0.5%
South Africa †		60,715	0.7%
South Korea
Samsung Electronics Co. Ltd. GDR	44,824	24,477	0.3%
South Korea—Other †		105,801	1.3%
		130,278	1.6%

[1]Spain †		87,031	1.1%
[1]Sweden †		86,975	1.1%
Switzerland
Nestle SA	626,169	46,737	0.6%
Roche Holding AG	141,685	35,848	0.4%
Novartis AG	427,664	32,546	0.4%
1 Switzerland—Other †		119,093	1.4%
		234,224	2.8%

13

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Taiwan †		110,025	1.3%

Thailand †		21,656	0.3%

Turkey †		12,752	0.2%

United Arab Emirates †		8,400	0.1%

United Kingdom
HSBC Holdings plc	3,906,561	25,888	0.3%
British American Tobacco plc	372,256	22,697	0.3%
Royal Dutch Shell plc Class A	839,427	21,987	0.3%
1 United Kingdom—Other †		481,628	5.8%
		552,200	6.7%

United States
Basic Materials †		109,984	1.3%

Consumer Goods
Procter & Gamble Co.	543,930	43,580	0.5%
Coca-Cola Co.	824,645	36,944	0.4%
Philip Morris International Inc.	312,219	30,635	0.4%
PepsiCo Inc.	290,382	29,898	0.4%
Altria Group Inc.	392,018	24,583	0.3%
Consumer Goods—Other †		290,956	3.5%
		456,596	5.5%
Consumer Services
* Amazon.com Inc.	76,158	50,233	0.6%
Walt Disney Co.	326,087	33,672	0.4%
Home Depot Inc.	249,960	33,467	0.4%
Comcast Corp. Class A	487,815	29,640	0.4%
CVS Health Corp.	221,368	22,247	0.3%
McDonald’s Corp.	175,700	22,224	0.3%
Consumer Services—Other †		397,577	4.8%
		589,060	7.2%
Financials
Wells Fargo & Co.	1,010,411	50,500	0.6%
JPMorgan Chase & Co.	735,962	46,513	0.6%
* Berkshire Hathaway Inc. Class B	229,449	33,380	0.4%
Bank of America Corp.	2,088,181	30,404	0.4%
Visa Inc. Class A	383,657	29,634	0.4%
Citigroup Inc.	596,438	27,603	0.3%
Financials—Other †		595,426	7.2%
		813,460	9.9%
Health Care
Johnson & Johnson	547,971	61,417	0.7%
Pfizer Inc.	1,224,394	40,050	0.5%
Merck & Co. Inc.	554,257	30,395	0.4%
UnitedHealth Group Inc.	191,574	25,226	0.3%
Gilead Sciences Inc.	273,457	24,122	0.3%
Bristol-Myers Squibb Co.	333,569	24,077	0.3%
Amgen Inc.	151,495	23,982	0.3%

14

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Medtronic plc		282,043	22,324	0.3%
Health Care—Other †			323,083	3.9%
			574,676	7.0%
Industrials
General Electric Co.		1,853,733	57,002	0.7%
Industrials—Other †			490,018	5.9%
			547,020	6.6%
Oil & Gas
Exxon Mobil Corp.		833,435	73,676	0.9%
Chevron Corp.		378,052	38,629	0.5%
Schlumberger Ltd.		279,031	22,417	0.3%
Oil & Gas—Other †			158,820	1.9%
			293,542	3.6%

[2]Other †			45	0.0%

Technology
Apple Inc.		1,108,477	103,909	1.3%
Microsoft Corp.		1,532,580	76,430	0.9%
* Facebook Inc. Class A		435,559	51,213	0.6%
* Alphabet Inc. Class C		59,452	41,201	0.5%
* Alphabet Inc. Class A		56,638	40,093	0.5%
Intel Corp.		943,739	28,576	0.4%
International Business Machines Corp.		194,084	28,325	0.4%
Cisco Systems Inc.		1,006,037	27,656	0.3%
Oracle Corp.		637,857	25,425	0.3%
Technology—Other †			257,416	3.1%
			680,244	8.3%
Telecommunications
AT&T Inc.		1,230,293	47,760	0.6%
Verizon Communications Inc.		812,826	41,405	0.5%
Telecommunications—Other †			15,306	0.2%
			104,471	1.3%

Utilities †			146,563	1.8%
			4,315,661	52.5%
Total Common Stocks (Cost $7,608,004)			8,214,954	99.9%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.495%	166,510,311	166,510	2.0%

7U.S. Government and Agency Obligations †			3,798	0.1%
Total Temporary Cash Investments (Cost $170,308)			170,308	2.1%[4]
Total Investments (Cost $7,778,312)			8,385,262	102.0%

15

Total World Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	696
Receivables for Investment Securities Sold	134,531
Receivables for Accrued Income	22,143
Receivables for Capital Shares Issued	714
Other Assets	6,006
Total Other Assets	164,090	2.0%
Liabilities
Payables for Investment Securities Purchased	(59)
Collateral for Securities on Loan	(166,510)
Payables for Capital Shares Redeemed	(148,951)
Payables to Vanguard	(2,761)
Other Liabilities	(10,049)
Total Liabilities	(328,330)	(4.0%)
Net Assets	8,221,022	100.0%

At April 30, 2016, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,721,666
Undistributed Net Investment Income		24,692
Accumulated Net Realized Losses		(132,941)
Unrealized Appreciation (Depreciation)
Investment Securities		606,950
Futures Contracts		(10)
Forward Currency Contracts		413
Foreign Currencies		252
Net Assets		8,221,022

Investor Shares—Net Assets
Applicable to 42,359,676 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,007,684
Net Asset Value Per Share—Investor Shares		$23.79

ETF Shares—Net Assets
Applicable to 95,239,856 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,559,663
Net Asset Value Per Share—ETF Shares		$58.38

16

Total World Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 13,871,042 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,653,675
Net Asset Value Per Share—Institutional Shares	$119.22

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,991,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $23,228,000, representing 0.3% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $166,510,000 of collateral received for securities on loan.
7 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1,2]	97,677
Interest[2]	98
Securities Lending	2,151
Total Income	99,926
Expenses
The Vanguard Group—Note B
Investment Advisory Services	669
Management and Administrative—Investor Shares	796
Management and Administrative—ETF Shares	1,948
Management and Administrative—Institutional Shares	612
Marketing and Distribution—Investor Shares	124
Marketing and Distribution—ETF Shares	190
Marketing and Distribution—Institutional Shares	26
Custodian Fees	509
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	46
Shareholders’ Reports—Institutional Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	4,932
Net Investment Income	94,994
Realized Net Gain (Loss)
Investment Securities Sold[2]	39,651
Futures Contracts	1,540
Foreign Currencies and Forward Currency Contracts	(578)
Realized Net Gain (Loss)	40,613
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(185,029)
Futures Contracts	(1,915)
Foreign Currencies and Forward Currency Contracts	987
Change in Unrealized Appreciation (Depreciation)	(185,957)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,350)
1 Dividends are net of foreign withholding taxes of $5,083,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $27,000, $86,000, and ($215,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	94,994	164,789
Realized Net Gain (Loss)	40,613	20,235
Change in Unrealized Appreciation (Depreciation)	(185,957)	(237,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,350)	(52,505)
Distributions
Net Investment Income
Investor Shares	(9,334)	(20,691)
ETF Shares	(55,321)	(100,240)
Institutional Shares	(18,168)	(38,992)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(82,823)	(159,923)
Capital Share Transactions
Investor Shares	59,535	143,962
ETF Shares	640,126	1,411,644
Institutional Shares	(142,503)	613,403
Net Increase (Decrease) from Capital Share Transactions	557,158	2,169,009
Total Increase (Decrease)	423,985	1,956,581
Net Assets
Beginning of Period	7,797,037	5,840,456
End of Period[1]	8,221,022	7,797,037
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $24,692,000 and $13,073,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total World Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$24.18	$24.82	$23.48	$19.46	$18.40	$18.85
Investment Operations
Net Investment Income	.260	.557	.571	.473	.399	.380
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.421)	(.643)	1.340	4.084	1.263	(.480)
Total from Investment Operations	(.161)	(.086)	1.911	4.557	1.662	(.100)
Distributions
Dividends from Net Investment Income	(. 229)	(. 554)	(. 571)	(. 537)	(. 602)	(. 350)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 229)	(. 554)	(. 571)	(. 537)	(. 602)	(. 350)
Net Asset Value, End of Period	$23.79	$24.18	$24.82	$23.48	$19.46	$18.40

Total Return[2]	-0.63%	-0.37%	8.20%	23.79%	9.29%	-0.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,008	$961	$844	$615	$364	$286
Ratio of Total Expenses to
Average Net Assets	0.23%	0.25%	0.27%	0.30%	0.35%	0.40%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.31%	2.38%	2.28%	2.44%	2.30%
Portfolio Turnover Rate [3]	17%	7%	7%	12%	16%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$59.34	$60.89	$57.60	$47.76	$45.21	$46.30
Investment Operations
Net Investment Income	.670	1.436	1.459	1.218	1.056	1.020
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.040)	(1.562)	3.291	10.025	3.096	(1.192)
Total from Investment Operations	(.370)	(.126)	4.750	11.243	4.152	(.172)
Distributions
Dividends from Net Investment Income	(.590)	(1.424)	(1.460)	(1.403)	(1.602)	(.918)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.590)	(1.424)	(1.460)	(1.403)	(1.602)	(.918)
Net Asset Value, End of Period	$58.38	$59.34	$60.89	$57.60	$47.76	$45.21

Total Return	-0.59%	-0.23%	8.31%	23.95%	9.47%	-0.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,560	$5,008	$3,720	$2,837	$1,463	$971
Ratio of Total Expenses to
Average Net Assets	0.11%	0.14%	0.17%	0.18%	0.19%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.42%	2.48%	2.40%	2.60%	2.48%
Portfolio Turnover Rate[2]	17%	7%	7%	12%	16%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$121.18	$124.35	$117.63	$97.56	$92.36	$94.62
Investment Operations
Net Investment Income	1.370	2.945	3.007	2.506	2.167	2.124
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(2.127)	(3.189)	6.717	20.461	6.336	(2.459)
Total from Investment Operations	(.757)	(.244)	9.724	22.967	8.503	(.335)
Distributions
Dividends from Net Investment Income	(1.203)	(2.926)	(3.004)	(2.897)	(3.303)	(1.925)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.203)	(2.926)	(3.004)	(2.897)	(3.303)	(1.925)
Net Asset Value, End of Period	$119.22	$121.18	$124.35	$117.63	$97.56	$92.36

Total Return[2]	-0.59%	-0.22%	8.34%	23.95%	9.50%	-0.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,654	$1,828	$1,277	$724	$325	$191
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.15%	0.16%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.43%	2.50%	2.42%	2.62%	2.50%
Portfolio Turnover Rate [3]	17%	7%	7%	12%	16%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.03. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

23

Total World Stock Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarterend during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarterend during the period.

24

Total World Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $696,000, representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	426,087	3,469,814	3,392
Common Stocks—United States	4,315,502	114	45
Temporary Cash Investments	166,510	3,798	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(168)	—	—
Forward Currency Contracts—Assets	—	832	—
Forward Currency Contracts—Liabilities	—	(419)	—
Total	4,907,936	3,474,139	3,437
1 Represents variation margin on the last day of the reporting period.

26

Total World Stock Index Fund

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	5	832	837
Other Liabilities	(168)	(419)	(587)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,540	—	1,540
Forward Currency Contracts	—	(34)	(34)
Realized Net Gain (Loss) on Derivatives	1,540	(34)	1,506

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,915)	—	(1,915)
Forward Currency Contracts	—	512	512
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,915)	512	(1,403)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	87	8,957	(75)
E-mini S&P Mid-Cap 400 Index	June 2016	21	3,063	115
Dow Jones EURO STOXX 50 Index	June 2016	82	2,796	(20)
Topix Index	June 2016	14	1,736	(50)
FTSE 100 Index	June 2016	16	1,456	(3)
S&P ASX 200 Index	June 2016	8	798	23
				(10)

27

Total World Stock Index Fund

Unrealized appreciation (depreciation) on open futures E-mini S&P 500 Index, E-mini S&P Mid-Cap 400 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank PLC	6/14/16	JPY	188,930	USD	1,672	106
Barclays Bank PLC	6/21/16	AUD	502	USD	384	(3)
BNP Paribas	6/14/16	JPY	590,152	USD	5,251	302
BNP Paribas	6/22/16	GBP	122	USD	176	2
Deutsche Bank AG	6/22/16	EUR	6,330	USD	7,027	234
Deutsche Bank AG	6/22/16	GBP	2,626	USD	3,802	36
JPMorgan Chase Bank, N.A.	6/14/16	JPY	96,110	USD	855	49
Morgan Stanley Capital Services LLC	6/21/16	AUD	2,423	USD	1,793	45
UBS AG	6/22/16	EUR	1,506	USD	1,711	17
UBS AG	6/22/16	GBP	612	USD	881	13
Barclays Bank PLC	6/22/16	USD	6,226	EUR	5,506	(89)
Barclays Bank PLC	6/22/16	USD	3,551	GBP	2,479	(72)
Citibank, N.A.	6/14/16	USD	2,181	JPY	245,520	(130)
UBS AG	6/14/16	USD	4,334	JPY	473,790	(125)
UBS AG	6/21/16	USD	1,523	AUD	1,971	28
						413
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss

28

Total World Stock Index Fund

are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency losses of $544,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2016, the fund realized $134,535,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $38,171,000 to offset future net capital gains. Of this amount, $24,146,000 is subject to expiration dates; $572,000 may be used to offset future net capital gains through October 31, 2016, $7,777,000 through October 31, 2017, $1,086,000 through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $14,025,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $7,787,405,000. Net unrealized appreciation of investment securities for tax purposes was $597,857,000, consisting of unrealized gains of $1,198,792,000 on securities that had risen in value since their purchase and $600,935,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $1,661,313,000 of investment securities and sold $1,053,390,000 of investment securities, other than temporary cash investments. Purchases and sales include $914,037,000 and $363,227,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	155,344	6,829	364,888	14,684
Issued in Lieu of Cash Distributions	8,772	380	19,363	786
Redeemed	(104,581)	(4,587)	(240,289)	(9,736)
Net Increase (Decrease)—Investor Shares	59,535	2,622	143,962	5,734
ETF Shares
Issued	1,008,556	17,636	1,447,939	23,916
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(368,430)	(6,800)	(36,295)	(600)
Net Increase (Decrease)—ETF Shares	640,126	10,836	1,411,644	23,316
Institutional Shares
Issued	262,277	2,256	842,698	6,658
Issued in Lieu of Cash Distributions	16,781	145	35,154	285
Redeemed	(421,561)	(3,612)	(264,449)	(2,130)
Net Increase (Decrease)—Institutional Shares	(142,503)	(1,211)	613,403	4,813

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

31

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$993.66	$1.14
ETF Shares	1,000.00	994.10	0.55
Institutional Shares	1,000.00	994.09	0.50
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.72	$1.16
ETF Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.37	0.50
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

32

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outper- formance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

34

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
Text Telephone for People	(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Who Are Deaf or Hard of Hearing> 800-749-7273	Global Debt Capital Markets Inc. (”FTSE TMX”). All
rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
TMX®” and ”FTSE Russell” and other service marks
This material may be used in conjunction	and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.
The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062016

Semiannual Report | April 30, 2016

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	9
FTSE All-World ex-US Small-Cap Index Fund.	34
About Your Fund’s Expenses.	54
Trustees Approve Advisory Arrangements.	56
Glossary.	57

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	-1.85%
ETF Shares
Market Price	-2.00
Net Asset Value	-1.76
Admiral™ Shares	-1.77
Institutional Shares	-1.75
Institutional Plus Shares	-1.75
FTSE All-World ex US Index	-1.52
International Funds Average	-2.59
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	2.43%
ETF Shares
Market Price	2.56
Net Asset Value	2.50
Institutional Shares	2.52
FTSE Global Small Cap ex US Index	2.53
International Small-Cap Funds Average	0.14

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stocks navigated tumultuous markets over the six months ended April 30, 2016, as fears of a global economic slowdown, combined with weak inflation and fluctuating commodity prices, rattled investors’ confidence.

Small-capitalization international stocks outpaced their large-cap counterparts. Small-caps seemed to benefit from the resurgence of commodity prices in the second half of the period.

Vanguard FTSE All-World ex-US Small-Cap Index Fund returned 2.43% for the six months. Vanguard FTSE All-World ex-US Index Fund, which invests in mid- and large-cap international companies, returned –1.85%. (Returns cited are for Investor Shares.)

In a reversal from other recent periods, currency effects bolstered international markets. Most notably, the dollar’s weakness against the Japanese yen and the euro lifted returns for U.S.-based investors.

U.S. stocks traveled a rocky road, finishing the period about even
The broad U.S. stock market delivered flat returns over a half year marked by inconsistency, sharp declines, and even sharper rallies.

2

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March as investors cheered the Federal Reserve’s indication that it would raise interest rates fewer times in 2016 than originally anticipated. Continued aggressive stimulus by central banks in Europe and Asia and a recovery in oil prices also helped.

Bonds proved attractive with help from the Fed
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term rates a quarter percentage point in December, the target rate of 0.25%–0.5% is still historically low, restraining returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%, helped as foreign currencies strengthened against the dollar. Even without this currency benefit, their returns were solid.

Market Barometer

			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

Small-cap stocks stood out among international holdings
The FTSE All-World ex-US Small-Cap Index Fund and the FTSE All-World ex-US Index Fund offer investors broad exposure to developed and emerging markets outside the United States. The funds’ holdings include stocks in developed markets of Europe and the Pacific region, in emerging markets, and in Canada.

Developed markets in Europe detracted most from both funds’ performance. The United Kingdom, the funds’ largest holding in the region, had a negative return. Uncertainty about the country’s economic outlook and June referendum on European Union membership dampened consumer confidence. Europe’s financial sector slid as negative interest rates and the uncertain investment outlook hurt bank profits.

In the Pacific region, the small-cap fund produced a stronger return. Countries’ performances varied widely between the two funds. For example, Japan, the largest country allocation in both funds, returned about –3% for the mid- and large-cap fund but about 3% for the small-cap fund. The Bank of Japan’s aggressive stimulus efforts were somewhat overshadowed by a slump in the country’s manufacturing and export businesses. Larger firms reliant on export markets were more directly affected by the slowdown in China and tepid global demand. Smaller companies

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index Fund	0.26%	0.13%	0.13%	0.11%	0.09%	1.37%
FTSE All-World ex-US Small-Cap Index Fund	0.31	0.17	—	0.15	—	1.59

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year.
For the six months ended April 30, 2016, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.24% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.29% for Investor Shares, 0.15% for ETF Shares, and 0.13% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

that catered to the domestic market and focused on consumer-oriented sectors fared well.

Emerging markets delivered modest gains for the small-cap fund but declined slightly for the mid- and large-cap fund. China’s policymakers took steps to stabilize markets, but the country’s stocks lagged as softer-than-expected economic data raised questions about its growth prospects.

The small-cap fund had a larger allocation to other emerging markets, including Brazil and Malaysia, which seemed to get a boost from a recovery in commodity prices and the Fed’s caution on further rate hikes.

Outside Europe and Asia, both funds invest smaller portions in Canada. Holdings there contributed most to both funds’ overall performance, with the small-cap fund’s much larger allocation to Canada notching double-digit gains. Mining companies were bright stars as their shares rebounded from several years of dismal returns.

Whether it’s index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds, too, benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no

6

guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see

Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 16, 2016

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$17.92	$17.40	$0.182	$0.000
ETF Shares	45.41	44.11	0.483	0.000
Admiral Shares	28.23	27.42	0.301	0.000
Institutional Shares	89.48	86.92	0.959	0.000
Institutional Plus Shares	94.75	92.04	1.019	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$36.27	$36.66	$0.468	$0.000
ETF Shares	95.09	96.13	1.275	0.000
Institutional Shares	181.69	183.68	2.449	0.000

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.26%	0.13%	0.13%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,561	2,430
Median Market Cap	$26.4B	$26.4B
Price/Earnings Ratio	18.1x	18.4x
Price/Book Ratio	1.5x	1.5x
Return on Equity	14.8%	14.8%
Earnings Growth
Rate	7.5%	7.6%
Dividend Yield	3.1%	3.2%
Turnover Rate
(Annualized)	4%	—
Short-Term
Reserves	-0.5%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.2%	7.2%
Consumer Goods	17.0	17.0
Consumer Services	8.4	8.4
Financials	25.6	25.6
Health Care	8.4	8.4
Industrials	13.1	13.2
Oil & Gas	6.5	6.4
Technology	5.1	5.1
Telecommunications	5.0	5.0
Utilities	3.7	3.7

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.3%
Royal Dutch Shell plc	Integrated Oil & Gas	1.2
Roche Holding AG	Pharmaceuticals	1.0
Novartis AG	Pharmaceuticals	0.9
Toyota Motor Corp.	Automobiles	0.8
Samsung Electronics Co.	Consumer
Ltd.	Electronics	0.7
HSBC Holdings plc	Banks	0.7
Unilever	Personal Products	0.7
British American
Tobacco plc	Tobacco	0.6
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.6
Top Ten		8.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.24% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.07% for Institutional Plus Shares.

9

FTSE All-World ex-US Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.4%	14.3%
France	6.8	6.6
Germany	6.5	6.4
Switzerland	6.3	6.3
Spain	2.3	2.3
Netherlands	2.2	2.2
Sweden	2.0	2.0
Italy	1.6	1.6
Denmark	1.4	1.4
Belgium	1.0	1.0
Other	1.6	1.6
Subtotal	46.1%	45.7%
Pacific
Japan	17.1%	17.6%
Australia	5.3	5.2
South Korea	3.2	3.2
Hong Kong	2.6	2.6
Singapore	1.0	1.0
Other	0.2	0.2
Subtotal	29.4%	29.8%
Emerging Markets
China	4.6%	4.6%
Taiwan	2.5	2.5
India	2.2	2.2
South Africa	1.7	1.7
Brazil	1.6	1.6
Mexico	1.0	1.0
Other	4.5	4.4
Subtotal	18.1%	18.0%
North America
Canada	5.9%	6.0%
Middle East	0.5%	0.5%

10

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	3/8/2007	-8.82%	0.41%	0.63%
ETF Shares	3/2/2007
Market Price		-8.87	0.48	0.99
Net Asset Value		-8.72	0.57	1.00
Admiral Shares	9/27/2011	-8.69	—	5.22
Institutional Shares	4/30/2007	-8.68	0.59	0.05
Institutional Plus Shares	12/16/2010	-8.67	0.61	1.58

See Financial Highlights for dividend and capital gains information.

11

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,317,399	129,374	0.5%
Westpac Banking Corp.	4,533,355	106,414	0.5%
National Australia Bank Ltd.	3,567,937	73,200	0.3%
Australia & New Zealand Banking Group Ltd.	3,965,454	72,687	0.3%
Australia—Other †		854,338	3.6%
		1,236,013	5.2%

Austria †		32,693	0.1%

Belgium
Anheuser-Busch InBev SA/NV	1,088,362	135,016	0.6%
Belgium—Other †		107,644	0.4%
		242,660	1.0%

Brazil †		371,409	1.6%

Canada
Royal Bank of Canada (Toronto Shares)	1,985,039	123,276	0.5%
Toronto-Dominion Bank	2,517,117	112,044	0.5%
Bank of Nova Scotia	1,650,687	86,567	0.3%
Canada—Other †		1,097,247	4.6%
		1,419,134	5.9%

Chile †		63,285	0.3%

China
Tencent Holdings Ltd.	7,290,180	148,343	0.6%
China Mobile Ltd.	7,265,204	83,410	0.4%
China Construction Bank Corp.	124,660,277	79,175	0.4%
Industrial & Commercial Bank of China Ltd.	98,297,500	52,629	0.2%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Bank of China Ltd.	102,694,541	41,580	0.2%
	CNOOC Ltd.	21,951,536	27,117	0.1%
	China Petroleum & Chemical Corp.	34,837,400	24,549	0.1%
	China Life Insurance Co. Ltd.	10,159,000	23,402	0.1%
	PetroChina Co. Ltd.	28,686,000	20,988	0.1%
	China Overseas Land & Investment Ltd.	5,229,760	16,601	0.1%
	Agricultural Bank of China Ltd.	35,233,715	12,716	0.1%
	CITIC Ltd.	8,700,000	12,687	0.1%
	China Telecom Corp. Ltd.	22,092,000	10,937	0.1%
	PICC Property & Casualty Co. Ltd.	5,244,540	9,540	0.1%
	China Unicom Hong Kong Ltd.	7,844,123	9,180	0.1%
	China Resources Land Ltd.	3,677,369	9,034	0.1%
	China Communications Construction Co. Ltd.	6,023,000	7,230	0.0%
*	China CITIC Bank Corp. Ltd.	10,276,843	6,445	0.0%
	Sinopharm Group Co. Ltd.	1,430,400	6,114	0.0%
	CRRC Corp. Ltd.	5,534,600	5,371	0.0%
	China Merchants Holdings International Co. Ltd.	1,628,893	4,832	0.0%
1	China Galaxy Securities Co. Ltd.	5,065,500	4,443	0.0%
	China Resources Power Holdings Co. Ltd.	2,628,400	4,427	0.0%
	Dongfeng Motor Group Co. Ltd.	4,030,000	4,404	0.0%
1	CGN Power Co. Ltd.	13,446,000	4,291	0.0%
	China Railway Group Ltd.	5,217,000	4,129	0.0%
	China Cinda Asset Management Co. Ltd.	12,345,000	4,043	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	1,974,826	4,024	0.0%
	Zhuzhou CRRC Times Electric Co. Ltd.	691,500	3,934	0.0%
	China Resources Beer Holdings Company Ltd.	1,636,000	3,595	0.0%
1	People’s Insurance Co. Group of China Ltd.	8,672,000	3,488	0.0%
	China State Construction International Holdings Ltd.	2,218,000	3,455	0.0%
	Kunlun Energy Co. Ltd.	3,838,000	3,332	0.0%
	China Railway Construction Corp. Ltd.	2,576,074	3,275	0.0%
	China Longyuan Power Group Corp. Ltd.	4,570,000	3,162	0.0%
	China Resources Gas Group Ltd.	928,000	2,626	0.0%
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,931,000	2,419	0.0%
	China Oilfield Services Ltd.	2,542,000	2,205	0.0%
	Beijing Capital International Airport Co. Ltd.	2,048,000	2,197	0.0%
	AviChina Industry & Technology Co. Ltd.	3,126,000	2,179	0.0%
	China Jinmao Holdings Group Ltd.	6,848,000	1,961	0.0%
	China Power International Development Ltd.	4,396,130	1,876	0.0%
	Air China Ltd.	2,418,000	1,831	0.0%
	Huaneng Renewables Corp. Ltd.	5,748,000	1,696	0.0%
	China Southern Airlines Co. Ltd.	2,321,000	1,455	0.0%
*,^	China COSCO Holdings Co. Ltd.	3,608,800	1,409	0.0%
1	Sinopec Engineering Group Co. Ltd.	1,509,593	1,400	0.0%
	China Coal Energy Co. Ltd.	2,804,000	1,328	0.0%
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,167	0.0%
	Metallurgical Corp. of China Ltd.	3,845,000	1,155	0.0%
	Sinotrans Ltd.	2,493,000	1,152	0.0%
	Huadian Power International Corp. Ltd.	2,182,000	1,119	0.0%
*,^,1China Huarong Asset Management Co. Ltd.		3,153,000	1,112	0.0%
*	China Reinsurance Group Corp.	4,568,000	1,067	0.0%
*	China Agri-Industries Holdings Ltd.	2,812,200	964	0.0%
	China Resources Cement Holdings Ltd.	2,620,000	862	0.0%
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	791	0.0%
^	Angang Steel Co. Ltd.	1,396,000	660	0.0%

13

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
*,1	China Railway Signal & Communication Corp. Ltd.	1,077,700	639	0.0%
*	China Energy Engineering Corp. Ltd.	3,638,000	635	0.0%
	China BlueChemical Ltd.	2,670,000	618	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	155,200	583	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	521	0.0%
	China Machinery Engineering Corp.	629,361	428	0.0%
	China National Materials Co. Ltd.	1,605,000	424	0.0%
	China National Accord Medicines Corp. Ltd. Class B	74,430	406	0.0%
*,^	China Foods Ltd.	934,000	343	0.0%
	Sinofert Holdings Ltd.	2,341,153	319	0.0%
*,^	CITIC Resources Holdings Ltd.	3,040,690	273	0.0%
*	China Overseas Property Holdings Ltd.	1,729,920	242	0.0%
1	China—Other †		377,715	1.6%
			1,083,659	4.5%

Colombia †			30,844	0.1%

Czech Republic †			8,604	0.0%

Denmark
	Novo Nordisk A/S Class B	2,486,955	138,858	0.6%
	Denmark—Other †		187,270	0.8%
			326,128	1.4%

Egypt †			13,078	0.1%

Finland †			170,255	0.7%

France
	TOTAL SA	2,854,754	144,282	0.6%
	Sanofi	1,541,225	127,038	0.5%
	France—Other †		1,314,090	5.5%
			1,585,410	6.6%
Germany
	Bayer AG	1,128,376	130,404	0.6%
	Siemens AG	1,037,163	108,538	0.5%
	Allianz SE	621,256	105,694	0.4%
	BASF SE	1,259,620	104,210	0.4%
	SAP SE	1,219,601	95,692	0.4%
	Daimler AG	1,303,436	90,820	0.4%
*	Deutsche Telekom AG	4,319,795	75,828	0.3%
1	Germany—Other †		810,256	3.4%
			1,521,442	6.4%

Greece †			21,396	0.1%

Hong Kong
	AIA Group Ltd.	16,434,081	98,352	0.4%
	BOC Hong Kong Holdings Ltd.	4,921,382	14,700	0.1%
	China Travel International Investment Hong Kong Ltd.	3,558,000	1,037	0.0%
1	Hong Kong—Other †		507,985	2.1%
			622,074	2.6%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Hungary †		15,512	0.1%
India
Nestle India Ltd.	32,014	2,762	0.0%
1 India—Other †		526,068	2.2%
		528,830	2.2%
Indonesia †		113,818	0.5%
Ireland †		51,449	0.2%
Israel
Teva Pharmaceutical Industries Ltd.	1,348,737	74,090	0.3%
Israel—Other †		53,275	0.2%
		127,365	0.5%
Italy †		384,619	1.6%
Japan
Toyota Motor Corp.	3,758,617	190,523	0.8%
Mitsubishi UFJ Financial Group Inc.	18,976,907	87,575	0.4%
KDDI Corp.	2,563,666	73,848	0.3%
Chugai Pharmaceutical Co. Ltd.	298,300	10,053	0.0%
Japan—Other †		3,664,682	15.4%
		4,026,681	16.9%
[1]Malaysia †		190,394	0.8%
[1]Mexico †		239,649	1.0%
Netherlands
Unilever NV	2,123,691	92,507	0.4%
1 Netherlands—Other †		429,524	1.8%
		522,031	2.2%
New Zealand †		41,184	0.2%
Norway †		103,304	0.4%
Other[2]
3 Vanguard FTSE Emerging Markets ETF	1,351,599	47,211	0.2%
Peru †		12,995	0.1%
Philippines †		77,847	0.3%
Poland †		65,621	0.3%
Portugal †		28,388	0.1%

[1]Russia †		210,195	0.9%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Singapore
*,^ COSCO Corp. Singapore Ltd.	1,350,000	339	0.0%
Singapore—Other †		231,208	1.0%
		231,547	1.0%
South Africa
Naspers Ltd.	585,262	80,539	0.4%
South Africa—Other †		319,094	1.3%
		399,633	1.7%
South Korea
Samsung Electronics Co. Ltd. GDR	216,990	118,489	0.5%
South Korea—Other †		644,962	2.7%
		763,451	3.2%
Spain
Banco Santander SA	18,849,115	95,722	0.4%
1 Spain—Other †		443,864	1.9%
		539,586	2.3%

Sweden †		487,280	2.0%

Switzerland
Nestle SA	4,273,622	318,982	1.3%
Roche Holding AG	958,288	242,456	1.0%
Novartis AG	2,909,766	221,440	0.9%
UBS Group AG	4,792,749	83,085	0.4%
Roche Holding AG (Bearer)	18,908	4,847	0.0%
Switzerland—Other †		637,216	2.7%
		1,508,026	6.3%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,170,281	121,967	0.5%
Taiwan—Other †		470,463	2.0%
		592,430	2.5%

Thailand †		115,897	0.5%

Turkey †		80,144	0.3%

United Arab Emirates †		53,701	0.2%

United Kingdom
HSBC Holdings plc	26,629,229	176,469	0.7%
British American Tobacco plc	2,543,409	155,078	0.6%
Royal Dutch Shell plc Class A	5,743,974	150,454	0.6%
GlaxoSmithKline plc	6,633,734	141,780	0.6%
BP plc	25,222,301	138,960	0.6%
Royal Dutch Shell plc Class B	5,110,630	134,179	0.6%
Vodafone Group plc	36,249,511	116,790	0.5%
AstraZeneca plc	1,721,898	98,790	0.4%
Diageo plc	3,436,762	92,917	0.4%
Lloyds Banking Group plc	87,335,907	85,721	0.4%
Reckitt Benckiser Group plc	857,956	83,581	0.4%
SABMiller plc	1,304,508	79,896	0.3%
BT Group plc	11,418,158	74,014	0.3%

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Unilever plc		1,646,168	73,554	0.3%
National Grid plc		5,146,891	73,439	0.3%
1 United Kingdom—Other †			1,722,471	7.2%
			3,398,093	14.2%
Total Common Stocks (Cost $23,858,002)			23,704,965	99.3%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.495%	776,655,582	776,656	3.2%

7U.S. Government and Agency Obligations †			20,487	0.1%
Total Temporary Cash Investments (Cost $797,138)			797,143	3.3%[4]
Total Investments (Cost $24,655,140)			24,502,108	102.6%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,958
Receivables for Investment Securities Sold			5
Receivables for Accrued Income			116,655
Receivables for Capital Shares Issued			5,128
Other Assets			35,438
Total Other Assets			159,184	0.7%
Liabilities
Payables for Investment Securities Purchased			(90)
Collateral for Securities on Loan			(755,642)
Payables for Capital Shares Redeemed			(6,521)
Payables to Vanguard			(13,023)
Other Liabilities			(8,842)
Total Liabilities			(784,118)	(3.3%)
Net Assets			23,877,174	100.0%

At April 30, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				25,203,100
Undistributed Net Investment Income				104,639
Accumulated Net Realized Losses				(1,285,039)
Unrealized Appreciation (Depreciation)
Investment Securities				(153,032)
Futures Contracts				72
Forward Currency Contracts				5,349
Foreign Currencies				2,085
Net Assets				23,877,174

17

FTSE All-World ex-US Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 32,119,691 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	558,887
Net Asset Value Per Share—Investor Shares	$17.40

ETF Shares—Net Assets
Applicable to 298,486,406 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,166,055
Net Asset Value Per Share—ETF Shares	$44.11

Admiral Shares—Net Assets
Applicable to 120,661,059 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,308,297
Net Asset Value Per Share—Admiral Shares	$27.42

Institutional Shares—Net Assets
Applicable to 50,083,833 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,353,122
Net Asset Value Per Share—Institutional Shares	$86.92

Institutional Plus Shares—Net Assets
Applicable to 27,061,337 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,490,813
Net Asset Value Per Share—Institutional Plus Shares	$92.04

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $695,829,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $110,905,000, representing 0.5% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $755,642,000 of collateral received for securities on loan.
7 Securities with a value of $10,290,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1,2]	322,868
Interest[2]	290
Securities Lending	9,526
Total Income	332,684
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,167
Management and Administrative—Investor Shares	477
Management and Administrative—ETF Shares	4,863
Management and Administrative—Admiral Shares	1,127
Management and Administrative—Institutional Shares	1,315
Management and Administrative—Institutional Plus Shares	502
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—ETF Shares	399
Marketing and Distribution—Admiral Shares	178
Marketing and Distribution—Institutional Shares	53
Marketing and Distribution—Institutional Plus Shares	21
Custodian Fees	1,919
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—ETF Shares	144
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	5
Trustees’ Fees and Expenses	5
Total Expenses	12,275
Net Investment Income	320,409
Realized Net Gain (Loss)
Investment Securities Sold[2]	(47,009)
Futures Contracts	(10,693)
Foreign Currencies and Forward Currency Contracts	(200)
Realized Net Gain (Loss)	(57,902)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(751,126)
Futures Contracts	(4,125)
Foreign Currencies and Forward Currency Contracts	11,971
Change in Unrealized Appreciation (Depreciation)	(743,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	(480,773)

1 Dividends are net of foreign withholding taxes of $31,122,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $359,000, $253,000, and ($5,201,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	320,409	680,179
Realized Net Gain (Loss)	(57,902)	(31,448)
Change in Unrealized Appreciation (Depreciation)	(743,280)	(2,004,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	(480,773)	(1,355,711)
Distributions
Net Investment Income
Investor Shares	(5,699)	(14,940)
ETF Shares	(146,805)	(373,817)
Admiral Shares	(34,587)	(81,360)
Institutional Shares	(48,783)	(129,879)
Institutional Plus Shares	(25,434)	(67,629)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(261,308)	(667,625)
Capital Share Transactions
Investor Shares	9,202	59,412
ETF Shares	95,665	2,248,885
Admiral Shares	227,218	846,073
Institutional Shares	(15,275)	148,032
Institutional Plus Shares	(80,161)	711,587
Net Increase (Decrease) from Capital Share Transactions	236,649	4,013,989
Total Increase (Decrease)	(505,432)	1,990,653
Net Assets
Beginning of Period	24,382,606	22,391,953
End of Period[1]	23,877,174	24,382,606
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $104,639,000 and $45,885,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.92	$19.40	$19.81	$17.03	$16.95	$18.43
Investment Operations
Net Investment Income	. 222	. 502	. 627[1]	.482	.448	.512
Net Realized and Unrealized Gain (Loss)
on Investments	(.560)	(1.484)	(.413)	2.850	.397	(1.608)
Total from Investment Operations	(.338)	(.982)	.214	3.332	.845	(1.096)
Distributions
Dividends from Net Investment Income	(.182)	(. 498)	(. 624)	(. 552)	(.765)	(. 384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.182)	(. 498)	(. 624)	(. 552)	(.765)	(. 384)
Net Asset Value, End of Period	$17.40	$17.92	$19.40	$19.81	$17.03	$16.95

Total Return[2]	-1.85%	-5.16%	1.05%	19.97%	5.30%	-6.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$559	$565	$552	$637	$543	$1,330
Ratio of Total Expenses to
Average Net Assets	0.24%	0.26%	0.29%	0.30%	0.30%	0.35%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.70%	3.18%[1]	2.69%	3.13%	2.87%
Portfolio Turnover Rate [3]	4%	3%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$45.41	$49.17	$50.20	$43.21	$43.17	$46.92
Investment Operations
Net Investment Income	.591	1.335	1.665[1]	1.295	1.324	1.390
Net Realized and Unrealized Gain (Loss)
on Investments	(1.408)	(3.769)	(1.036)	7.204	.884	(4.121)
Total from Investment Operations	(.817)	(2.434)	.629	8.499	2.208	(2.731)
Distributions
Dividends from Net Investment Income	(.483)	(1.326)	(1.659)	(1.509)	(2.168)	(1.019)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.483)	(1.326)	(1.659)	(1.509)	(2.168)	(1.019)
Net Asset Value, End of Period	$44.11	$45.41	$49.17	$50.20	$43.21	$43.17

Total Return	-1.76%	-5.05%	1.21%	20.12%	5.51%	-5.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,166	$13,525	$12,453	$11,102	$7,400	$6,301
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.14%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.83%	3.33%[1]	2.84%	3.28%	3.04%
Portfolio Turnover Rate[2]	4%	3%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares
	Six Months					Sept. 27,
	Ended					2011[1] to
			Year Ended October 31,
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$28.23	$30.57	$31.21	$26.86	$26.86	$25.00
Investment Operations
Net Investment Income	. 369	. 832	1.037 [2]	.805	.818	.082
Net Realized and Unrealized Gain (Loss)
on Investments	(.878)	(2.346)	(.644)	4.487	.543	1.778
Total from Investment Operations	(.509)	(1.514)	.393	5.292	1.361	1.860
Distributions
Dividends from Net Investment Income	(.301)	(.826)	(1.033)	(.942)	(1.361)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.301)	(.826)	(1.033)	(.942)	(1.361)	—
Net Asset Value, End of Period	$27.42	$28.23	$30.57	$31.21	$26.86	$26.86

Total Return[3]	-1.77%	-5.05%	1.23%	20.14%	5.46%	7.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,308	$3,163	$2,551	$1,909	$1,235	$152
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.14%	0.15%	0.15%	0.18%[4]
Ratio of Net Investment Income to
Average Net Assets	2.72%	2.83%	3.33%[2]	2.84%	3.28%	3.04%[4]
Portfolio Turnover Rate [5]	4%	3%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.48	$96.89	$98.93	$85.14	$85.10	$92.50
Investment Operations
Net Investment Income	1.174	2.651	3.299[1]	2.577	2.628	2.785
Net Realized and Unrealized Gain (Loss)
on Investments	(2.775)	(7.429)	(2.049)	14.215	1.735	(8.113)
Total from Investment Operations	(1.601)	(4.778)	1.250	16.792	4.363	(5.328)
Distributions
Dividends from Net Investment Income	(.959)	(2.632)	(3.290)	(3.002)	(4.323)	(2.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.959)	(2.632)	(3.290)	(3.002)	(4.323)	(2.072)
Net Asset Value, End of Period	$86.92	$89.48	$96.89	$98.93	$85.14	$85.10

Total Return[2]	-1.75%	-5.03%	1.23%	20.16%	5.51%	-5.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,353	$4,501	$4,713	$4,687	$3,684	$3,975
Ratio of Total Expenses to
Average Net Assets	0.09%	0.11%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.74%	2.85%	3.35%[1]	2.87%	3.31%	3.09%
Portfolio Turnover Rate [3]	4%	3%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months					Dec. 16,
	Ended					2010[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$94.75	$102.60	$104.76	$90.17	$90.15	$99.48
Investment Operations
Net Investment Income	1.250	2.829	3.517[2]	2.749	2.809	2.794
Net Realized and Unrealized Gain (Loss)
on Investments	(2.941)	(7.869)	(2.169)	15.050	1.829	(9.947)
Total from Investment Operations	(1.691)	(5.040)	1.348	17.799	4.638	(7.153)
Distributions
Dividends from Net Investment Income	(1.019)	(2.810)	(3.508)	(3.209)	(4.618)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.019)	(2.810)	(3.508)	(3.209)	(4.618)	(2.177)
Net Asset Value, End of Period	$92.04	$94.75	$102.60	$104.76	$90.17	$90.15

Total Return[3]	-1.75%	-5.01%	1.25%	20.18%	5.54%	-7.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,491	$2,628	$2,122	$1,671	$1,274	$566
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	2.76%	2.87%	3.37%[2]	2.89%	3.33%	3.12%[4]
Portfolio Turnover Rate [5]	4%	3%	4%	8%	6%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

26

FTSE All-World ex-US Index Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

28

FTSE All-World ex-US Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $1,958,000, representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,182,497	2,030	—
Common Stocks—Other	324,305	21,180,924	15,209
Temporary Cash Investments	776,656	20,487	—
Futures Contracts—Assets[1]	102	—	—
Futures Contracts—Liabilities[1]	(2,157)	—	—
Forward Currency Contracts—Assets	—	10,958	—
Forward Currency Contracts—Liabilities	—	(5,609)	—
Total	3,281,403	21,208,790	15,209
1 Represents variation margin on the last day of the reporting period.

29

FTSE All-World ex-US Index Fund

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	102	10,958	11,060
Liabilities	(2,157)	(5,609)	(7,766)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(10,693)	—	(10,693)
Forward Currency Contracts	—	147	147
Realized Net Gain (Loss) on Derivatives	(10,693)	147	(10,546)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,125)	—	(4,125)
Forward Currency Contracts	—	7,913	7,913
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,125)	7,913	3,788

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50	June 2016	2,065	70,411	(223)
FTSE 100 Index	June 2016	446	40,586	(19)
Topix Index	June 2016	277	34,342	(60)
S&P ASX 200 Index	June 2016	178	17,765	374
				72

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

30

FTSE All-World ex-US Index Fund

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Deutsche Bank AG	6/22/2016	EUR	99,671	USD	110,627	3,696
BNP Paribas	6/14/2016	JPY	8,249,020	USD	73,331	4,295
Deutsche Bank AG	6/22/2016	GBP	43,526	USD	63,006	602
Barclays Bank PLC	6/22/2016	EUR	25,523	USD	28,808	467
Morgan Stanley Capital Services LLC	6/21/2016	AUD	34,298	USD	25,385	635
Citibank, N.A.	6/22/2016	GBP	11,698	USD	16,546	550
Citibank, N.A.	6/14/2016	JPY	1,757,625	USD	16,095	445
UBS AG	6/22/2016	EUR	11,743	USD	13,375	94
Morgan Stanley Capital Services LLC	6/22/2016	GBP	5,429	USD	7,932	2
Barclays Bank PLC	6/21/2016	AUD	10,182	USD	7,808	(83)
BNP Paribas	6/22/2016	GBP	2,650	USD	3,808	65
Goldman Sachs International	6/21/2016	AUD	4,681	USD	3,562	(11)
BNP Paribas	6/22/2016	EUR	2,493	USD	2,846	14
Barclays Bank PLC	6/14/2016	JPY	208,240	USD	1,867	93
Citibank, N.A.	6/21/2016	AUD	1,120	USD	855	(6)
Barclays Bank PLC	6/22/2016	USD	75,578	EUR	66,250	(411)
Barclays Bank PLC	6/14/2016	USD	39,651	JPY	4,396,830	(1,724)
Citibank, N.A.	6/22/2016	USD	34,171	GBP	23,963	(849)
BNP Paribas	6/14/2016	USD	33,565	JPY	3,700,000	(1,253)
Goldman Sachs International	6/21/2016	USD	12,824	AUD	16,932	(21)
UBS AG	6/22/2016	USD	11,840	EUR	10,470	(169)
Citibank, N.A.	6/14/2016	USD	11,527	JPY	1,249,010	(226)
Morgan Stanley Capital Services LLC	6/22/2016	USD	9,513	GBP	6,766	(374)
Barclays Bank PLC	6/22/2016	USD	7,248	GBP	5,009	(72)
Morgan Stanley Capital Services LLC	6/14/2016	USD	7,111	JPY	793,800	(359)
UBS AG	6/21/2016	USD	3,897	AUD	5,192	(42)
Barclays Bank PLC	6/21/2016	USD	3,713	AUD	4,906	(9)
						5,349
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

31

FTSE All-World ex-US Index Fund

At April 30, 2016, the counterparty had deposited in segregated accounts securities with a value of $2,511,000 and cash of $2,491,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency losses of $347,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2016, the fund realized $143,802,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $1,083,764,000 to offset future net capital gains. Of this amount, $279,774,000 is subject to expiration dates; $29,919,000 may be used to offset future net capital gains through October 31, 2016, $138,065,000 through October 31, 2017, $32,560,000 through October 31, 2018, and $79,230,000 through October 31, 2019. Capital losses of $803,990,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $24,715,104,000. Net unrealized depreciation of investment securities for tax purposes was $212,996,000, consisting of unrealized gains of $3,410,321,000 on securities that had risen in value since their purchase and $3,623,317,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $1,185,284,000 of investment securities and sold $950,105,000 of investment securities, other than temporary cash investments. Purchases and sales include $39,367,000 and $471,923,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	81,113	4,889	202,214	10,640
Issued in Lieu of Cash Distributions	5,531	328	14,509	772
Redeemed	(77,442)	(4,659)	(157,311)	(8,322)
Net Increase (Decrease)—Investor Shares	9,202	558	59,412	3,090
ETF Shares
Issued	579,043	12,947	2,660,025	53,578
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(483,378)	(12,300)	(411,140)	(9,000)
Net Increase (Decrease)—ETF Shares	95,665	647	2,248,885	44,578
Admiral Shares
Issued	792,804	30,282	1,381,231	47,037
Issued in Lieu of Cash Distributions	28,985	1,090	67,575	2,285
Redeemed	(594,571)	(22,749)	(602,733)	(20,743)
Net Increase (Decrease)—Admiral Shares	227,218	8,623	846,073	28,579
Institutional Shares
Issued	387,573	4,610	1,019,443	10,800
Issued in Lieu of Cash Distributions	44,215	524	118,859	1,266
Redeemed	(447,063)	(5,348)	(990,270)	(10,410)
Net Increase (Decrease)—Institutional Shares	(15,275)	(214)	148,032	1,656
Institutional Plus Shares
Issued	347,249	3,934	865,085	8,576
Issued in Lieu of Cash Distributions	23,964	268	64,893	655
Redeemed	(451,374)	(4,879)	(218,391)	(2,179)
Net Increase (Decrease)—Institutional Plus Shares	(80,161)	(677)	711,587	7,052

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

33

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics

	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.31%	0.17%	0.15%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,441	3,303
Median Market Cap	$1.5B	$1.5B
Price/Earnings Ratio	22.6x	22.3x
Price/Book Ratio	1.4x	1.4x
Return on Equity	10.5%	10.5%
Earnings Growth
Rate	9.7%	9.9%
Dividend Yield	2.5%	2.5%
Turnover Rate
(Annualized)	13%	—
Short-Term Reserves	-0.6%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	9.1%	9.1%
Consumer Goods	11.6	11.7
Consumer Services	12.7	12.8
Financials	20.8	20.6
Health Care	6.2	6.1
Industrials	23.9	24.1
Oil & Gas	5.0	5.0
Technology	7.0	6.9
Telecommunications	1.3	1.2
Utilities	2.4	2.5

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.98
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Dollarama Inc.	Specialty Retailers	0.4%
Gildan Activewear Inc.	Clothing &
	Accessories	0.4
Open Text Corp.	Software	0.3
Kinross Gold Corp.	Gold Mining	0.3
CCL Industries Inc.	Containers &
	Packaging	0.3
First Quantum Minerals
Ltd.	Nonferrous Metals	0.3
Teck Resources Ltd.	Nonferrous Metals	0.3
Onex Corp.	Diversified Industrials	0.3
Keyera Corp.	Exploration &
	Production	0.3
Mediclinic International	Health Care
plc	Providers	0.2
Top Ten		3.1%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.29% for Investor Shares, 0.15% for ETF Shares, and 0.13% for Institutional Shares.

34

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Europe
United Kingdom	12.8%	12.9%
Germany	3.8	3.7
Sweden	3.7	3.7
Italy	2.9	2.9
Switzerland	2.9	2.9
France	2.8	2.8
Spain	1.8	1.8
Netherlands	1.7	1.7
Norway	1.4	1.4
Finland	1.2	1.3
Belgium	1.2	1.2
Denmark	1.0	1.1
Other	1.8	1.8
Subtotal	39.0%	39.2%
Pacific
Japan	15.0%	15.6%
South Korea	4.6	4.6
Australia	4.1	4.2
Hong Kong	2.1	2.0
Singapore	1.4	1.4
Other	0.7	0.7
Subtotal	27.9%	28.5%
Emerging Markets
Taiwan	5.8%	5.8%
China	3.1	2.9
India	2.4	2.4
Thailand	1.2	1.1
Malaysia	1.1	1.1
Brazil	1.0	0.9
Other	3.7	3.8
Subtotal	18.3%	18.0%
North America
Canada	13.9%	14.0%
Other	0.6%	0.0%
Subtotal	14.5%	14.0%
Middle East	0.3%	0.3%

35

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	-2.73%	1.12%	11.44%
ETF Shares	4/2/2009
Market Price		-3.37	1.12	11.62
Net Asset Value		-2.63	1.30	11.66
Institutional Shares	4/2/2009	-2.61	1.32	11.68

See Financial Highlights for dividend and capital gains information.

36

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Vocus Communications Ltd.	733,663	4,792	0.1%
1 Australia—Other †		127,973	4.0%
		132,765	4.1%

Austria †		27,868	0.9%

Belgium †		37,589	1.2%

[1]Brazil †		30,828	1.0%

Canada
Dollarama Inc.	169,244	12,202	0.4%
^ Gildan Activewear Inc.	371,332	11,533	0.4%
Open Text Corp.	185,267	10,373	0.3%
* Kinross Gold Corp.	1,797,275	10,242	0.3%
CCL Industries Inc. Class B	50,418	9,232	0.3%
^ First Quantum Minerals Ltd.	1,055,348	8,992	0.3%
Teck Resources Ltd. Class B	720,664	8,822	0.3%
Onex Corp.	135,548	8,408	0.3%
Keyera Corp.	257,481	8,293	0.2%
^ H&R REIT	427,096	7,461	0.2%
Yamana Gold Inc.	1,417,942	7,029	0.2%
Element Financial Corp.	587,761	6,596	0.2%
Tahoe Resources Inc.	443,985	6,270	0.2%
^ PrairieSky Royalty Ltd.	280,343	5,903	0.2%
* Seven Generations Energy Ltd. Class A	325,425	5,732	0.2%
Progressive Waste Solutions Ltd.	177,489	5,712	0.2%
* Detour Gold Corp.	264,982	5,683	0.2%
^ AltaGas Ltd.	226,651	5,510	0.2%
^ Peyto Exploration & Development Corp.	214,255	5,469	0.2%

37

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
^ Vermilion Energy Inc.	151,694	5,217	0.2%
Industrial Alliance Insurance & Financial Services Inc.	156,076	5,187	0.2%
^ WSP Global Inc.	151,597	5,100	0.1%
Methanex Corp.	139,508	4,879	0.1%
CAE Inc.	410,969	4,861	0.1%
Canada—Other †		270,380	8.4%
		445,086	13.9%

Chile †		8,109	0.2%

[1]China †		94,559	2.9%

Colombia †		1,835	0.1%

Czech Republic †		612	0.0%

Denmark
GN Store Nord A/S	242,691	4,776	0.1%
Denmark—Other †		28,813	0.9%
		33,589	1.0%

Egypt †		3,453	0.1%

Finland
Huhtamaki Oyj	158,046	6,217	0.2%
Amer Sports Oyj	179,607	5,317	0.1%
Finland—Other †		28,351	0.9%
		39,885	1.2%

[1]France †		88,161	2.7%

Germany
Freenet AG	165,903	5,079	0.2%
Rheinmetall AG	64,129	5,024	0.1%
1 Germany—Other †		108,578	3.4%
		118,681	3.7%

Greece †		3,537	0.1%

[1]Hong Kong †		65,731	2.0%

[1]India †		76,340	2.4%

Indonesia †		21,875	0.7%

Ireland
Kingspan Group plc	270,078	7,118	0.2%
Ireland—Other †		8,724	0.3%
		15,842	0.5%

Israel †		9,944	0.3%

38

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Italy
Banca Popolare di Milano Scarl	6,791,424	5,169	0.2%
1 Italy—Other †		87,376	2.7%
		92,545	2.9%
Japan †		480,075	15.0%
Malaysia †		34,079	1.1%
[1]Mexico †		15,004	0.5%
Netherlands
Aalberts Industries NV	147,416	5,059	0.1%
1 Netherlands—Other †		50,601	1.6%
		55,660	1.7%
New Zealand †		22,980	0.7%
[1]Norway †		43,276	1.3%
Pakistan †		5,822	0.2%
Philippines †		14,554	0.5%
Poland †		6,491	0.2%
Portugal †		10,412	0.3%
Russia †		2,043	0.1%
[1]Singapore †		45,365	1.4%
South Africa †		18,521	0.6%
South Korea †		146,037	4.6%
Spain
Merlin Properties Socimi SA	503,572	5,861	0.2%
1 Spain—Other †		50,557	1.6%
		56,418	1.8%
[1]Sweden †		117,712	3.7%
Switzerland
Georg Fischer AG	6,117	4,973	0.2%
1 Switzerland—Other †		86,642	2.7%
		91,615	2.9%
Taiwan †		183,123	5.7%
Thailand †		37,432	1.2%
Turkey †		10,058	0.3%

39

FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	United Arab Emirates †			1,857	0.1%

	United Kingdom
	Mediclinic International plc		594,638	7,868	0.2%
	IG Group Holdings plc		556,384	6,295	0.2%
	Great Portland Estates plc		529,199	5,868	0.2%
	Hiscox Ltd.		437,105	5,761	0.2%
	Shaftesbury plc		431,386	5,738	0.2%
	Greene King plc		477,242	5,712	0.2%
*	Tullow Oil plc		1,384,497	5,689	0.2%
	UBM plc		681,463	5,678	0.2%
	Spirax-Sarco Engineering plc		112,528	5,622	0.2%
	Man Group plc		2,419,421	5,233	0.2%
*	BTG plc		584,400	5,067	0.2%
	RPC Group plc		464,185	4,953	0.1%
	Spectris plc		180,421	4,814	0.1%
	Essentra plc		399,770	4,754	0.1%
	BBA Aviation plc		1,604,645	4,699	0.1%
1	United Kingdom—Other †			325,717	10.2%
				409,468	12.8%
	Total Common Stocks (Cost $3,285,912)			3,156,836	98.6%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.495%	346,700,856	346,701	10.8%

	5U.S. Government and Agency Obligations †			3,697	0.1%
	Total Temporary Cash Investments (Cost $350,396)			350,398	10.9%[2]
	Total Investments (Cost $3,636,308)			3,507,234	109.5%

				Amount
				($000)
	Other Assets and Liabilities
	Other Assets
	Investment in Vanguard			262
	Receivables for Investment Securities Sold			2,988
	Receivables for Accrued Income			12,325
	Receivables for Capital Shares Issued			994
	Other Assets			11,414
	Total Other Assets			27,983	0.9%
	Liabilities
	Payables for Investment Securities Purchased			(3,669)
	Collateral for Securities on Loan			(323,477)
	Payables for Capital Shares Redeemed			(669)
	Payables to Vanguard			(1,728)
	Other Liabilities			(2,597)
	Total Liabilities			(332,140)	(10.4%)
	Net Assets			3,203,077	100.0%

40

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,425,819
Undistributed Net Investment Income	6,708
Accumulated Net Realized Losses	(101,232)
Unrealized Appreciation (Depreciation)
Investment Securities	(129,074)
Futures Contracts	267
Forward Currency Contracts	205
Foreign Currencies	384
Net Assets	3,203,077

Investor Shares—Net Assets
Applicable to 13,190,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	483,614
Net Asset Value Per Share—Investor Shares	$36.66

ETF Shares—Net Assets
Applicable to 26,622,388 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,559,163
Net Asset Value Per Share—ETF Shares	$96.13

Institutional Shares—Net Assets
Applicable to 872,725 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	160,300
Net Asset Value Per Share—Institutional Shares	$183.68

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $300,762,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $54,755,000, representing 1.7% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 9.5%, respectively, of net assets.
3 Includes $323,477,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $2,898,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1]	33,080
Interest[2]	44
Securities Lending	5,178
Total Income	38,302
Expenses
The Vanguard Group—Note B
Investment Advisory Services	247
Management and Administrative—Investor Shares	480
Management and Administrative—ETF Shares	1,039
Management and Administrative—Institutional Shares	65
Marketing and Distribution—Investor Shares	48
Marketing and Distribution—ETF Shares	87
Marketing and Distribution—Institutional Shares	2
Custodian Fees	459
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—ETF Shares	83
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,515
Net Investment Income	35,787
Realized Net Gain (Loss)
Investment Securities Sold	23,314
Futures Contracts	(3,117)
Foreign Currencies and Forward Currency Contracts	1,668
Realized Net Gain (Loss)	21,865
Change in Unrealized Appreciation (Depreciation)
Investment Securities	21,057
Futures Contracts	(416)
Foreign Currencies and Forward Currency Contracts	849
Change in Unrealized Appreciation (Depreciation)	21,490
Net Increase (Decrease) in Net Assets Resulting from Operations	79,142
1 Dividends are net of foreign withholding taxes of $3,103,000.
2 Interest income from an affiliated company of the fund was $35,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,787	72,412
Realized Net Gain (Loss)	21,865	51,320
Change in Unrealized Appreciation (Depreciation)	21,490	(227,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	79,142	(104,232)
Distributions
Net Investment Income
Investor Shares	(5,836)	(10,561)
ETF Shares	(33,051)	(61,064)
Institutional Shares	(2,220)	(2,759)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(41,107)	(74,384)
Capital Share Transactions
Investor Shares	31,188	86,821
ETF Shares	122,545	604,382
Institutional Shares	(5,817)	118,310
Net Increase (Decrease) from Capital Share Transactions	147,916	809,513
Total Increase (Decrease)	185,951	630,897
Net Assets
Beginning of Period	3,017,126	2,386,229
End of Period[1]	3,203,077	3,017,126
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,708,000 and $8,731,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$36.27	$38.10	$38.99	$33.21	$32.89	$36.34
Investment Operations
Net Investment Income	. 398	. 887	. 909	. 946.798		. 854
Net Realized and Unrealized Gain (Loss)
on Investments[1]	.460	(1.769)	(.834)	5.947	.649	(3.231)
Total from Investment Operations	.858	(.882)	.075	6.893	1.447	(2.377)
Distributions
Dividends from Net Investment Income	(.468)	(.948)	(.965)	(1.113)	(1.127)	(.782)
Distributions from Realized Capital Gains	—	—	—	—	—	(.291)
Total Distributions	(.468)	(.948)	(.965)	(1.113)	(1.127)	(1.073)
Net Asset Value, End of Period	$36.66	$36.27	$38.10	$38.99	$33.21	$32.89

Total Return[2]	2.43%	-2.33%	0.15%	21.25%	4.77%	-6.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$484	$446	$382	$318	$232	$204
Ratio of Total Expenses to
Average Net Assets	0.29%	0.31%	0.37%	0.40%	0.45%	0.50%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.41%	2.25%	2.58%	2.54%	2.35%
Portfolio Turnover Rate [3]	13%	9%	13%	19%	18%	37%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.01, $.01, $.03, and $.06. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$95.09	$99.89	$102.21	$87.11	$86.38	$95.38
Investment Operations
Net Investment Income	1.104	2.461	2.570	2.664	2.252	2.450
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.211	(4.634)	(2.169)	15.595	1.707	(8.505)
Total from Investment Operations	2.315	(2.173)	.401	18.259	3.959	(6.055)
Distributions
Dividends from Net Investment Income	(1.275)	(2.627)	(2.721)	(3.159)	(3.229)	(2.182)
Distributions from Realized Capital Gains	—	—	—	—	—	(.763)
Total Distributions	(1.275)	(2.627)	(2.721)	(3.159)	(3.229)	(2.945)
Net Asset Value, End of Period	$96.13	$95.09	$99.89	$102.21	$87.11	$86.38

Total Return	2.50%	-2.19%	0.34%	21.50%	4.99%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,559	$2,407	$1,947	$1,723	$1,040	$906
Ratio of Total Expenses to
Average Net Assets	0.15%	0.17%	0.19%	0.20%	0.25%	0.28%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.55%	2.43%	2.78%	2.74%	2.57%
Portfolio Turnover Rate[2]	13%	9%	13%	19%	18%	37%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.04, $.03, $.07, and $.13. Effective July 25, 2014, fees were eliminated.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$181.69	$190.87	$195.32	$166.39	$165.23	$182.36
Investment Operations
Net Investment Income	2.121	4.756	4.933	5.100	4.244	4.892
Net Realized and Unrealized Gain (Loss)
on Investments[1]	2.318	(8.864)	(4.161)	29.812	3.315	(16.420)
Total from Investment Operations	4.439	(4.108)	.772	34.912	7.559	(11.528)
Distributions
Dividends from Net Investment Income	(2.449)	(5.072)	(5.222)	(5.982)	(6.399)	(4.143)
Distributions from Realized Capital Gains	—	—	—	—	—	(1.459)
Total Distributions	(2.449)	(5.072)	(5.222)	(5.982)	(6.399)	(5.602)
Net Asset Value, End of Period	$183.68	$181.69	$190.87	$195.32	$166.39	$165.23

Total Return[2]	2.52%	-2.17%	0.34%	21.51%	5.00%	-6.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$160	$164	$57	$18	$15	$35
Ratio of Total Expenses to
Average Net Assets	0.13%	0.15%	0.18%	0.19%	0.24%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.57%	2.44%	2.79%	2.75%	2.60%
Portfolio Turnover Rate [3]	13%	9%	13%	19%	18%	37%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.06, $.07, $.20, and $.18. Effective July 25, 2014, fees were eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid

47

FTSE All-World ex-US Small-Cap Index Fund

market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned.

48

FTSE All-World ex-US Small-Cap Index Fund

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board

49

FTSE All-World ex-US Small-Cap Index Fund

of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $262,000, representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	500,598	1	263
Common Stocks—Other	151	2,646,250	9,573
Temporary Cash Investments	346,701	3,697	—
Futures Contracts—Liabilities[1]	(387)	—	—
Forward Currency Contracts—Assets	—	766	—
Forward Currency Contracts—Liabilities	—	(561)	—
Total	847,063	2,650,153	9,836
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	766	766
Liabilities	(387)	(561)	(948)

50

FTSE All-World ex-US Small-Cap Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,117)	—	(3,117)
Forward Currency Contracts	—	770	770
Realized Net Gain (Loss) on Derivatives	(3,117)	770	(2,347)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(416)	—	(416)
Forward Currency Contracts	—	341	341
Change in Unrealized Appreciation (Depreciation) on Derivatives	(416)	341	(75)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	184	20,748	198
MSCI Emerging Markets Index	June 2016	393	16,475	228
Dow Jones EURO STOXX 50	June 2016	130	4,433	(51)
Topix Index	June 2016	35	4,339	(108)
				267

Unrealized appreciation (depreciation) on open E-mini Russell 2000 Index, MSCI Emerging Markets Index, and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

51

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/14/16	JPY	786,870	USD	7,002	403
Deutsche Bank AG	6/22/16	EUR	5,972	USD	6,629	221
JP Morgan Chase Bank NA	6/14/16	JPY	280,000	USD	2,526	109
Goldman Sachs International	6/22/16	EUR	1,853	USD	2,093	33
JP Morgan Chase Bank NA	6/14/16	USD	5,438	JPY	611,550	(317)
BNP Paribas	6/14/16	USD	4,137	JPY	456,000	(154)
BNP Paribas	6/22/16	USD	2,291	EUR	2,040	(49)
Morgan Stanley Capital Services LLC	6/22/16	USD	2,012	EUR	1,789	(41)
						205
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency gains of $898,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2016, the fund realized gains on the sale of passive foreign investment companies of $2,505,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies had unrealized appreciation of $18,690,000 at April 30, 2016.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $106,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

52

FTSE All-World ex-US Small-Cap Index Fund

During the six months ended April 30, 2016, the fund realized $50,476,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $68,964,000 to offset future net capital gains. Of this amount, $8,716,000 is subject to expiration on October 31, 2019. Capital losses of $60,248,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $3,654,998,000. Net unrealized depreciation of investment securities for tax purposes was $147,764,000, consisting of unrealized gains of $380,166,000 on securities that had risen in value since their purchase and $527,930,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $473,984,000 of investment securities and sold $358,244,000 of investment securities, other than temporary cash investments. Purchases and sales include $156,508,000 and $160,867,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	79,041	2,288	165,488	4,391
Issued in Lieu of Cash Distributions	5,018	144	9,158	249
Redeemed	(52,871)	(1,535)	(87,825)	(2,368)
Net Increase (Decrease)—Investor Shares	31,188	897	86,821	2,272
ETF Shares
Issued	302,559	3,308	880,544	8,719
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(180,014)	(2,000)	(276,162)	(2,900)
Net Increase (Decrease)—ETF Shares	122,545	1,308	604,382	5,819
Institutional Shares
Issued	9,874	56	129,128	663
Issued in Lieu of Cash Distributions	1,599	9	2,545	14
Redeemed	(17,290)	(95)	(13,363)	(73)
Net Increase (Decrease)—Institutional Shares	(5,817)	(30)	118,310	604

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

53

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

54

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$981.47	$1.18
ETF Shares	1,000.00	982.37	0.54
Admiral Shares	1,000.00	982.33	0.54
Institutional Shares	1,000.00	982.47	0.44
Institutional Plus Shares	1,000.00	982.51	0.35
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.35	$1.46
ETF Shares	1,000.00	1,025.03	0.76
Institutional Shares	1,000.00	1,025.17	0.65
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.67	$1.21
ETF Shares	1,000.00	1,024.32	0.55
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.42	0.45
Institutional Plus Shares	1,000.00	1,024.52	0.35
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.42	$1.46
ETF Shares	1,000.00	1,024.12	0.75
Institutional Shares	1,000.00	1,024.22	0.65

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.24% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.09% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.29% for Investor Shares, 0.15% for ETF Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

55

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed each fund’s investment advisory arrangements with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance
The board considered each fund’s performance since its inception, including any periods of outperfor- mance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

56

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

57

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

58

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing> 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062016

Semiannual Report | April 30, 2016

Vanguard Global ex-U.S. Real Estate

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	35
Trustees Approve Advisory Arrangement.	37
Glossary.	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	3.60%
ETF Shares
Market Price	3.73
Net Asset Value	3.68
Admiral™ Shares	3.68
Institutional Shares	3.70
S&P Global ex-U.S. Property Index	3.83
International Real Estate Funds Average	0.78

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	$21.44	$21.85	$0.338	$0.000
ETF Shares	53.58	54.61	0.881	0.000
Admiral Shares	32.47	33.09	0.538	0.000
Institutional Shares	108.17	110.25	1.790	0.000

1

Chairman’s Letter

Dear Shareholder,

Stocks hit a rough patch during the six months ended April 30, 2016. China’s slowing economic growth, sharp swings in commodity prices, and the latest signals on monetary policy from the world’s central banks left U.S. stocks up a little and international stocks in negative territory.

That volatility in the markets gave defensive sectors such as real estate stocks an edge. And falling interest rates helped real estate stocks in particular because of their sensitivity to financing costs. Investor Shares of Vanguard Global ex-U.S. Real Estate Index Fund returned 3.60% for the period. That result was in line with the 3.83% return of the fund’s benchmark, the Standard & Poor’s Global ex-U.S. Property Index, after taking the costs for running the fund into account. And it was better than the average return of 0.78% for international real estate funds.

Partly because of currency strengthening, real estate stocks in Japan and Australia were the standout contributors to the fund’s performance.

U.S. stocks traveled a rocky road, finishing the period about even
The broad U.S. stock market delivered little in the way of returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

2

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March, as investors cheered the Federal Reserve’s indication that it would scale back its original plan for interest rate hikes in 2016. Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

Bonds have proved attractive with help from the Fed
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, it recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

Even though the Fed raised short-term interest rates a quarter of a percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%, boosted by foreign currencies’ strength against the dollar, in a reversal from the trend of recent years. Even without this currency benefit, however, their returns were solid.

Performances in the Pacific helped half-year returns
The objective of Vanguard Global ex-U.S. Real Estate Index Fund is to closely track its benchmark. This index includes the stocks of more than 600 companies and investment trusts that own office buildings, hotels, shopping malls, and other real estate in roughly 40 countries outside the United States. These stocks as a whole benefited from an upturn in investor interest as equity markets swooned. That’s not unusual; revenues in the real estate industry tend to be relatively stable, and the income they offer can be a draw, especially in times of market stress.

Developed markets of the Pacific region returned a little more than 7%. Japanese and Australian real estate stocks climbed by double digits. Because they had some of the largest weightings in the fund, they produced the lion’s share of its return. A strengthening of those countries’ currencies versus the U.S. dollar accounted for

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.36%	0.18%	0.18%	0.16%	1.38%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: International Real Estate Funds.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

part of their good performances. Japan also benefited from further monetary easing by the Bank of Japan, which kept borrowing costs low—an important consideration for the capital-intensive real estate industry. Singapore and New Zealand also did well, but Hong Kong, which accounted for more than 10% of the fund’s assets at the end of the period, produced a negative result.

Emerging-market real estate stocks returned about 5%. As is often the case with this group of countries, results varied widely. Brazilian stocks have been hit hard by a deepening recession, a corruption scandal, and political turmoil. They moved sharply higher, however, with the upturn in commodity prices toward the end of the half year. Malaysia, Thailand, and the United Arab Emirates also made significant contributions. Markets including China, Qatar, India, and Egypt, on the other hand, had negative returns.

The developed markets of Europe, representing roughly one-quarter of fund assets at the end of the period, returned about –3%. Real estate stocks in some of the larger markets—including France, Germany, Sweden, and Switzerland—advanced, but the United Kingdom posted a double-digit decline amid flagging international demand and growing supply.

Looking at performance by industry, some of the largest contributions came from office and industrial REITs, which had double-digit returns. Among the laggards were stocks of companies involved in real estate development and diversified real estate activities.

Whether a fund is index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. We at Vanguard don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be both.

Vanguard is known as a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what later became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low-cost, and as their assets grow, we can further cut expenses

6

and pass on the economies of scale to investors. That allows you to keep more of your fund’s returns.

And low costs aren’t the whole story. Talent and experience are vital, regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds also benefit from world-class managers—both our own experts and premier money managers we hire from around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2016

7

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.36%	0.18%	0.18%	0.16%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	663	630
Median Market Cap	$6.1B	$6.1B
Price/Earnings Ratio	11.0x	11.1x
Price/Book Ratio	1.1x	1.1x
Return on Equity	10.5%	10.5%
Earnings Growth
Rate	10.3%	10.5%
Dividend Yield	3.3%	3.3%
Turnover Rate
(Annualized)	4%	—
Short-Term
Reserves	-0.2%	—

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.98	0.73
Beta	0.99	0.87
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.8%
Unibail-Rodamco SE	Retail REITs	2.8
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.6
Sun Hung Kai Properties Diversified	Real
Ltd.	Estate Activities	2.1
Scentre Group	Retail REITs	2.0
Cheung Kong Property	Real Estate
Holdings Ltd.	Development	2.0
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	1.9
Vonovia SE	Real Estate
	Operating
	Companies	1.6
Westfield Corp.	Retail REITs	1.6
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.5
Top Ten		20.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares.

8

Global ex-U.S. Real Estate Index Fund

Allocation by Region (% of equity exposure)

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	7.9%	8.0%
France	5.4	5.3
Germany	4.6	4.6
Sweden	1.7	1.8
Switzerland	1.6	1.6
Other	3.5	3.7
Subtotal	24.7%	25.0%
Pacific
Japan	23.5%	24.1%
Hong Kong	10.6	10.6
Australia	10.0	10.3
Singapore	5.7	5.6
Other	0.5	0.6
Subtotal	50.3%	51.2%
Emerging Markets
China	7.6%	7.5%
South Africa	1.7	1.7
Philippines	1.5	1.4
Mexico	1.2	1.4
United Arab
Emirates	1.2	1.2
Other	4.9	4.8
Subtotal	18.1%	18.0%
North America
Canada	2.5%	2.5%
Middle East	0.6%	0.8%
Other	3.8%	2.5%
"Other" represents securities that are not classified by the fund's benchmark index.

9

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 1, 2010, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	-1.79%	5.13%	4.98%
Fee-Adjusted Returns		-2.27	5.03	4.89
ETF Shares	11/1/2010
Market Price		-2.10	5.08	5.00
Net Asset Value		-1.61	5.25	5.11
Admiral Shares	2/10/2011	-1.60	5.27	5.49
Fee-Adjusted Returns		-2.09	5.18	5.40
Institutional Shares	4/19/2011	-1.58	—	5.22
Fee-Adjusted Returns		-2.06	—	5.13

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

10

Global ex-U.S. Real Estate Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Australia (10.2%)
	Scentre Group	22,755,979	80,773
	Westfield Corp.	8,170,599	62,404
	Goodman Group	6,739,223	35,111
	Vicinity Centres	13,958,731	35,087
	Stockland	10,167,977	33,631
	GPT Group	7,680,989	29,253
	Dexus Property Group	4,102,997	26,162
	Mirvac Group	15,605,299	22,079
	LendLease Group	2,266,205	21,769
	Investa Office Fund	2,624,574	8,287
	BWP Trust	2,098,753	5,568
	Shopping Centres
	Australasia Property
	Group	3,044,472	5,396
	Charter Hall Group	1,413,968	5,123
	Charter Hall Retail REIT	1,390,468	5,013
	Aveo Group	1,696,687	4,393
	Cromwell Property
	Group	5,415,619	4,191
	Abacus Property Group	1,164,349	2,796
	Gateway Lifestyle	1,236,176	2,632
	ALE Property Group	742,786	2,399
^	Growthpoint Properties
	Australia Ltd.	743,208	1,820
	National Storage REIT	1,345,913	1,755
	Folkestone Education
	Trust	888,779	1,674
	GDI Property Group	2,258,424	1,485
	Arena REIT	939,804	1,381
	Ingenia Communities
	Group	616,801	1,289
	Hotel Property
	Investments	609,565	1,275
	Peet Ltd.	1,642,282	1,179
^	Astro Japan Property
	Group	237,527	1,137
	Galileo Japan Trust	450,684	839

			Market
			Value•
		Shares	($000)
	Cedar Woods
	Properties Ltd.	239,025	773
	360 Capital Group Ltd.	1,053,638	771
	Villa World Ltd.	456,334	738
	Sunland Group Ltd.	578,453	669
	Industria REIT	411,266	653
	Aspen Group	567,358	497
	360 Capital Office Fund	273,972	429
			410,431
Austria (0.7%)
*	IMMOFINANZ AG	3,745,041	8,834
	CA Immobilien
	Anlagen AG	309,483	5,912
*	Conwert Immobilien
	Invest SE	305,251	4,831
	BUWOG AG	216,396	4,555
	Atrium European
	Real Estate Ltd.	730,773	3,096
	S IMMO AG	228,690	2,245
			29,473
Belgium (0.8%)
*	Cofinimmo SA	86,587	10,763
	Befimmo SA	87,738	5,868
	Warehouses
	De Pauw CVA	59,002	5,375
^	Aedifica SA	59,378	4,189
*	Retail Estates NV	23,165	2,079
	Wereldhave Belgium NV	8,750	1,144
*	Intervest Offices
	& Warehouses NV	34,177	978
*	Xior Student Housing NV	13,374	476
			30,872
Brazil (0.6%)
	BR Malls
	Participacoes SA	1,982,780	9,760
	Multiplan
	Empreendimentos
	Imobiliarios SA	342,750	5,875
	Iguatemi Empresa de
	Shopping Centers SA	355,386	2,759

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	BR Properties SA	778,953	2,326
	Aliansce Shopping
	Centers SA	294,705	1,319
	Sao Carlos
	Empreendimentos
	e Participacoes SA	108,250	878
	Sonae Sierra Brasil SA	95,683	478
*	JHSF Participacoes SA	631,693	272
			23,667
Canada (2.6%)
^	RioCan REIT	673,445	14,642
^	H&R REIT	583,856	10,200
^	First Capital Realty Inc.	481,749	7,798
^	Smart REIT	268,497	7,207
^	Canadian Apartment
	Properties REIT	266,699	6,341
^	Canadian REIT	150,656	5,318
^	Cominar REIT	354,115	4,877
	Allied Properties REIT	162,102	4,567
^	Boardwalk REIT	96,835	4,144
^	Milestone Apartments
	REIT	293,150	3,956
	Dream Office REIT	226,188	3,775
	Artis REIT	288,695	3,083
	Granite REIT	99,287	2,958
	Morguard Corp.	23,348	2,764
^	Choice Properties REIT	185,021	1,916
	Crombie REIT	164,466	1,833
^	Dream Global REIT	239,496	1,680
	Morguard REIT	128,097	1,558
^	CT REIT	135,212	1,556
^	Pure Industrial
	Real Estate Trust	388,795	1,549
	Northview Apartment REIT	92,693	1,454
^,*	DREAM Unlimited Corp.
	Class A	218,863	1,333
^	Brookfield Canada
	Office Properties	59,913	1,317
	InnVest REIT	286,399	1,246
	Killam Apartment REIT	131,895	1,237
^	NorthWest Healthcare
	Properties REIT	124,879	960
^	InterRent REIT	150,116	900
	Dream Industrial REIT	118,038	776
^	Melcor Developments Ltd.	68,160	754
	Plaza Retail REIT	189,050	708
^	Slate Retail REIT	66,202	691
^,*	Mainstreet Equity Corp.	22,827	666
	Morguard North American
	Residential REIT	60,242	568
	OneREIT	164,483	439
			104,771
Chile (0.1%)
	Parque Arauco SA	2,662,351	5,154

			Market
			Value•
		Shares	($000)
China (7.9%)
	China Overseas Land
	& Investment Ltd.	18,542,710	58,860
	China Resources
	Land Ltd.	11,548,446	28,371
2	Dalian Wanda
	Commercial
	Properties Co. Ltd.	2,795,398	18,301
^	Evergrande Real
	Estate Group Ltd.	20,401,921	15,076
	China Vanke Co. Ltd.	5,606,254	13,993
	Country Garden
	Holdings Co. Ltd.	34,400,163	13,573
	Longfor Properties
	Co. Ltd.	5,241,208	7,353
	Shimao Property
	Holdings Ltd.	5,247,664	7,243
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	2,160,921	7,209
*	Fullshare Holdings Ltd.	22,387,500	7,139
	Sino-Ocean Land
	Holdings Ltd.	14,478,829	6,512
	Guangzhou R&F
	Properties Co. Ltd.	4,317,409	6,021
	Shenzhen
	Investment Ltd.	12,522,201	5,051
	Sunac China
	Holdings Ltd.	7,799,378	4,986
*,2	Red Star Macalline
	Group Corp. Ltd.	4,369,600	4,961
	China Jinmao Holdings
	Group Ltd.	17,103,054	4,897
	Future Land Holdings
	Co. Ltd. Class A	2,878,159	4,436
	SOHO China Ltd.	8,200,045	4,123
	Yuexiu Property Co. Ltd.	26,793,094	3,890
	Shui On Land Ltd.	14,834,038	3,871
	KWG Property
	Holding Ltd.	5,684,658	3,678
^	Agile Property
	Holdings Ltd.	6,199,409	3,520
*	Zall Development
	Group Ltd.	7,031,574	2,880
^,*	Renhe Commercial
	Holdings Co. Ltd.	82,875,484	2,823
^	CIFI Holdings Group
	Co. Ltd.	12,032,000	2,784
^	China South City
	Holdings Ltd.	13,910,111	2,662
*	Hopson Development
	Holdings Ltd.	2,732,710	2,597
	Yuexiu REIT	4,465,516	2,473
	K Wah International
	Holdings Ltd.	4,919,338	2,377

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^,*	Goldin Properties
	Holdings Ltd.	5,592,590	2,313
	Poly Property Group
	Co. Ltd.	8,578,448	2,290
*	China New City
	Commercial
	Development Ltd.	1,930,000	2,126
^,*	Carnival Group
	International
	Holdings Ltd.	16,015,514	2,083
	Logan Property
	Holdings Co. Ltd.	5,377,984	2,049
*	Greentown China
	Holdings Ltd.	2,749,814	2,043
*	China Oceanwide
	Holdings Ltd.	16,242,000	1,879
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	1,119,034	1,802
	Tian An China
	Investment Co. Ltd.	3,294,761	1,752
*	Beijing Enterprises
	Medical & Health
	Group Ltd.	20,268,000	1,561
*,2	Sunshine 100 China
	Holdings Ltd.	3,421,000	1,516
	C C Land Holdings Ltd.	5,201,000	1,514
*	Beijing Capital Land Ltd.	3,797,034	1,497
^,*	Yuzhou Properties
	Co. Ltd.	5,422,000	1,481
^,*	LVGEM China Real
	Estate Investment
	Co. Ltd.	4,824,000	1,434
	Spring REIT	3,263,000	1,421
^,*	Kaisa Group
	Holdings Ltd.	6,991,671	1,406
^,2	Redco Properties
	Group Ltd.	1,812,000	1,281
^	China SCE Property
	Holdings Ltd.	6,044,766	1,276
	Gemdale Properties
	& Investment Corp.
	Ltd.	24,132,000	1,240
^	China Overseas Grand
	Oceans Group Ltd.	3,838,386	1,221
^	China Aoyuan Property
	Group Ltd.	6,165,000	1,221
^	Shanghai Industrial
	Urban Development
	Group Ltd.	6,078,799	1,195
*	Glorious Property
	Holdings Ltd.	10,077,036	1,166
	Guorui Properties Ltd.	3,289,000	1,145
	Xinyuan Real Estate
	Co. Ltd. ADR	210,318	1,039

			Market
			Value•
		Shares	($000)
*	Mingfa Group
	International Co. Ltd.	4,231,908	1,031
*	Ronshine China
	Holdings Ltd.	1,389,000	1,022
	Beijing North Star
	Co. Ltd.	2,994,000	951
*	Zhuguang Holdings
	Group Co. Ltd.	4,776,000	904
^	Future Land
	Development
	Holdings Ltd.	6,156,000	878
	Powerlong Real Estate
	Holdings Ltd.	3,939,139	850
	Fantasia Holdings
	Group Co. Ltd.	6,352,443	840
^,*	Ping An Securities
	Group Holdings Ltd.	53,420,000	833
*	Sinolink Worldwide
	Holdings Ltd.	7,644,643	825
*	Wuzhou International
	Holdings Ltd.	7,610,000	824
^	China Merchants
	Land Ltd.	5,230,000	793
^	Hydoo International
	Holding Ltd.	6,420,000	768
^,*	Greenland Hong Kong
	Holdings Ltd.	2,162,000	764
	Road King
	Infrastructure Ltd.	904,000	749
	Times Property
	Holdings Ltd.	1,769,000	731
*	China Minsheng Drawin
	Technology Group Ltd.	15,400,000	712
*	Wanda Hotel
	Development Co. Ltd.	6,661,741	686
*	SRE Group Ltd.	21,628,000	665
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,017,000	644
	New Century REIT	1,843,000	642
^,*	China New Town
	Development Co. Ltd.	15,373,300	603
	Silver Grant International
	Industries Ltd.	5,204,216	601
*	Top Spring International
	Holdings Ltd.	1,384,500	598
	Greattown Holdings Ltd.
	Class B	643,800	578
	Minmetals Land Ltd.	5,203,000	534
*	Beijing Properties
	Holdings Ltd.	7,442,000	517
*	Guangdong Land
	Holdings Ltd.	1,780,000	515
	Lai Fung Holdings Ltd.	31,241,000	490
^,*	Shanghai Zendai
	Property Ltd.	21,210,000	449

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	China Properties
	Group Ltd.	1,871,000	424
*	Tian Shan Development
	Holding Ltd.	1,054,000	422
	Overseas Chinese Town
	Asia Holdings Ltd.	852,000	316
*	Zhong An Real Estate Ltd.	3,184,000	291
*	HKC Holdings Ltd.	7,277,000	132
	First Sponsor Group Ltd.	9,500	8
			315,201
Denmark (0.0%)
^,*	TK Development A/S	276,721	287
*	Jeudan A/S	1,262	144
			431
Egypt (0.2%)
	Talaat Moustafa Group	4,371,173	3,280
	Palm Hills
	Developments SAE	5,024,660	1,479
*	Six of October
	Development
	& Investment	903,471	1,092
	Heliopolis Housing	134,738	772
*	Emaar Misr for
	Development SAE	2,517,594	741
*	United Housing
	& Development	258,006	298
*	Amer Group Holding	6,337,146	278
			7,940
Finland (0.2%)
	Citycon Oyj	1,649,075	4,181
	Sponda Oyj	889,333	3,873
	Technopolis Oyj	364,115	1,572
			9,626
France (5.6%)
	Unibail-Rodamco SE	419,202	112,366
^	Klepierre	805,486	37,884
	Gecina SA	153,529	22,186
*	Fonciere Des Regions	185,842	17,582
	ICADE	151,761	11,940
	Nexity SA	149,255	8,000
	Fonciere de Paris SIIC	39,883	6,614
	Altarea SCA	9,211	1,906
	Mercialys SA	79,198	1,764
	ANF Immobilier	41,629	1,150
	Fonciere des Murs SCA	34,532	1,035
	Affine SA	24,450	464
			222,891
Germany (4.6%)
	Vonovia SE	1,895,502	63,894
	Deutsche Wohnen AG	1,436,347	44,041
	LEG Immobilien AG	267,371	24,803
	Grand City Properties SA	426,533	9,437
	Deutsche EuroShop AG	192,440	8,979
^	TAG Immobilien AG	524,986	6,980
	alstria office REIT-AG	441,755	6,203

			Market
			Value•
		Shares	($000)
	TLG Immobilien AG	236,420	5,008
*	PATRIZIA Immobilien AG	154,761	3,589
	Hamborner REIT AG	270,650	3,013
*,2	ADO Properties SA	84,563	2,785
	VIB Vermoegen AG	112,377	2,336
	DIC Asset AG	204,192	1,883
*	ADLER Real Estate AG	109,266	1,448
^,*	WCM Beteiligungs
	& Grundbesitz-AG	443,168	1,446
			185,845
Greece (0.1%)
	Grivalia Properties
	REIC AE	173,958	1,496
*	LAMDA Development SA	165,462	718
			2,214
Hong Kong (10.7%)
	Sun Hung Kai
	Properties Ltd.	6,810,441	85,833
	Cheung Kong Property
	Holdings Ltd.	11,735,375	80,147
	Link REIT	9,630,589	58,428
	Hongkong Land
	Holdings Ltd.	5,024,012	31,826
	Sino Land Co. Ltd.	20,136,605	31,613
	Henderson Land
	Development Co. Ltd.	4,279,200	26,670
	Hang Lung
	Properties Ltd.	9,056,932	18,034
	Wheelock & Co. Ltd.	3,473,652	16,082
	Hysan Development
	Co. Ltd.	2,674,655	11,818
	Swire Properties Ltd.	4,495,600	11,673
	Hang Lung Group Ltd.	3,697,103	11,340
	Kerry Properties Ltd.	2,648,832	7,198
^	Chinese Estates
	Holdings Ltd.	2,038,452	5,058
	Champion REIT	9,336,512	4,998
	Great Eagle
	Holdings Ltd.	1,118,697	4,531
	Joy City Property Ltd.	17,223,860	2,499
	Sunlight REIT	4,455,400	2,346
	Prosperity REIT	4,963,649	1,930
^	Yida China Holdings Ltd.	4,234,000	1,680
	Kowloon Development
	Co. Ltd.	1,465,414	1,408
	Far East Consortium
	International Ltd.	4,119,000	1,372
^	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	4,089,000	1,364
	HKR International Ltd.	2,974,882	1,220
^	TAI Cheung
	Holdings Ltd.	1,571,033	1,202
*	Hong Kong Ferry
	Holdings Co. Ltd.	981,000	1,120

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Lai Sun Development
	Co. Ltd.	68,302,953	1,018
	Liu Chong Hing
	Investment Ltd.	846,000	954
^	Regal REIT	3,568,815	914
^	Emperor International
	Holdings Ltd.	4,267,832	856
	CSI Properties Ltd.	21,998,348	668
^	Soundwill Holdings Ltd.	432,500	565
	ITC Properties
	Group Ltd.	1,274,000	520
	China Motor Bus Co. Ltd.	49,600	469
	Wang On Group Ltd.	32,000,000	407
*	China City Infrastructure
	Group Ltd.	4,972,000	358
	International
	Entertainment Corp.	1,452,000	312
*	Man Sang
	International Ltd.	2,244,000	254
*	ZH International
	Holdings Ltd.	7,610,000	237
*	Kingwell Group Ltd.	5,444,000	199
*	China Properties
	Investment
	Holdings Ltd.	2,919,600	93
			429,214
India (0.3%)
	DLF Ltd.	1,848,990	3,595
	Oberoi Realty Ltd.	359,338	1,513
*	Housing Development
	& Infrastructure Ltd.	1,143,317	1,477
	Prestige Estates
	Projects Ltd.	469,653	1,192
*	Indiabulls Real Estate Ltd.	1,114,869	1,132
	Godrej Properties Ltd.	207,493	1,061
	Phoenix Mills Ltd.	215,465	1,043
	Mahindra Lifespace
	Developers Ltd.	84,255	551
*	Unitech Ltd.	7,421,577	530
			12,094
Indonesia (0.9%)
	Lippo Karawaci Tbk PT	82,779,200	6,360
	Bumi Serpong
	Damai Tbk PT	40,264,427	5,621
	Summarecon Agung
	Tbk PT	41,906,700	4,944
	Ciputra Development
	Tbk PT	45,271,025	4,258
	Pakuwon Jati Tbk PT	106,093,328	4,204
*	Hanson International
	Tbk PT	60,527,400	3,712
	Kawasan Industri
	Jababeka Tbk PT	70,627,083	1,399
	Alam Sutera Realty
	Tbk PT	45,302,597	1,355

			Market
			Value•
		Shares	($000)
	Modernland Realty
	Tbk PT	37,306,000	1,080
	Intiland Development
	Tbk PT	23,873,351	922
*	Lippo Cikarang Tbk PT	1,583,900	877
*	Eureka Prima Jakarta
	Tbk PT	16,758,300	585
*	Agung Podomoro
	Land Tbk PT	28,661,400	551
	Ciputra Surya Tbk PT	3,142,231	499
	Bekasi Fajar Industrial
	Estate Tbk PT	21,286,282	454
	Sentul City Tbk PT	71,307,500	431
	Ciputra Property Tbk PT	9,751,678	365
	Puradelta Lestari Tbk PT	21,661,700	334
*	Bakrieland
	Development Tbk PT	48,597,400	184
			38,135
Ireland (0.3%)
	Green REIT plc	2,907,600	4,796
	Hibernia REIT plc	2,973,874	4,395
	Irish Residential
	Properties REIT plc	1,483,972	1,901
			11,092
Israel (0.7%)
	Azrieli Group Ltd.	131,472	5,267
	Gazit-Globe Ltd.	417,448	3,901
	Alony Hetz Properties
	& Investments Ltd.	391,973	3,219
	Melisron Ltd.	73,878	2,869
*	Airport City Ltd.	255,387	2,499
	Reit 1 Ltd.	690,227	2,015
	Amot Investments Ltd.	479,506	1,740
*	Jerusalem Oil Exploration	35,415	1,486
	Norstar Holdings Inc.	70,212	1,169
*	Summit Real Estate
	Holdings Ltd.	173,821	924
	Sella Capital Real
	Estate Ltd.	543,075	841
	Big Shopping
	Centers Ltd.	11,616	693
	Africa Israel
	Properties Ltd.	47,921	688
	Blue Square
	Real Estate Ltd.	18,467	647
*	ADO Group Ltd.	45,352	584
*	Africa Israel
	Investments Ltd.	437,026	185
			28,727
Italy (0.1%)
	Beni Stabili SpA SIIQ	4,592,259	3,410
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,370,521	1,248
^,*	Prelios SPA	3,017,771	309
			4,967

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Japan (23.5%)
	Mitsubishi Estate
	Co. Ltd.	5,941,445	112,903
	Mitsui Fudosan Co. Ltd.	4,240,057	103,553
	Daiwa House
	Industry Co. Ltd.	2,846,274	76,043
	Sumitomo Realty
	& Development
	Co. Ltd.	2,039,367	59,297
	Daito Trust
	Construction Co. Ltd.	340,000	48,087
	Nippon Building Fund Inc.	6,057	38,371
	Japan Real Estate
	Investment Corp.	5,594	34,834
	Japan Retail Fund
	Investment Corp.	10,919	26,827
	Nomura Real Estate
	Master Fund Inc.	15,764	24,730
	United Urban
	Investment Corp.	11,735	20,255
	Hulic Co. Ltd.	1,924,716	19,157
	Nippon Prologis REIT Inc.	7,828	18,770
	Orix JREIT Inc.	10,312	17,176
	Japan Prime Realty
	Investment Corp.	3,739	16,481
	Advance Residence
	Investment Corp.	5,555	14,962
	Tokyu Fudosan
	Holdings Corp.	2,190,556	14,893
	GLP J-Reit	11,060	13,435
	Japan Hotel REIT
	Investment Corp.	14,139	12,754
	Activia Properties Inc.	2,369	12,729
	Tokyo Tatemono Co. Ltd.	926,983	12,239
	Invincible Investment Corp.	14,130	10,729
	Frontier Real Estate
	Investment Corp.	2,052	10,293
	Kenedix Office
	Investment Corp.	1,748	10,235
	Nomura Real Estate
	Holdings Inc.	540,029	9,869
^	Daiwa Office
	Investment Corp.	1,392	8,944
	Mori Hills REIT
	Investment Corp.	5,960	8,944
	Nippon Accommodations
	Fund Inc.	2,086	8,818
	Mori Trust Sogo Reit Inc.	4,363	8,568
	Japan Logistics Fund Inc.	3,815	8,470
	Japan Excellent Inc.	5,451	7,764
	Industrial & Infrastructure
	Fund Investment Corp.	1,515	7,654
^	Daiwa House REIT
	Investment Corp.	1,343	7,206
^	Daiwa House Residential
	Investment Corp.	2,916	7,157

			Market
			Value•
		Shares	($000)
	Aeon Mall Co. Ltd.	499,683	6,872
	Leopalace21 Corp.	1,142,650	6,857
	Hulic Reit Inc.	3,667	6,304
	Premier Investment Corp.	4,785	6,106
	Tokyu REIT Inc.	4,018	5,792
	AEON REIT
	Investment Corp.	4,533	5,651
	Japan Rental Housing
	Investments Inc.	6,933	5,460
	Fukuoka REIT Corp.	2,816	5,132
	Kenedix Retail REIT Corp.	1,790	4,721
	Sekisui House SI
	Residential Investment
	Corp.	4,395	4,677
	Ichigo Office REIT
	Investment	6,018	4,660
	Comforia Residential
	REIT Inc.	2,014	4,571
	NTT Urban Development
	Corp.	470,000	4,398
	Kenedix Residential
	Investment Corp.	1,566	4,390
^	NIPPON REIT
	Investment Corp.	1,613	4,255
^	Hoshino Resorts REIT Inc.	326	3,973
	MCUBS MidCity
	Investment Corp.	1,142	3,875
^	Sekisui House Reit Inc.	3,046	3,566
	Global One Real Estate
	Investment Corp. Class A	807	3,352
	Hankyu Reit Inc.	2,620	3,329
	Heiwa Real Estate
	REIT Inc.	3,840	3,222
	TOC Co. Ltd.	375,629	2,976
	Top REIT Inc.	741	2,802
	Unizo Holdings Co. Ltd.	63,200	2,676
	Takara Leben Co. Ltd.	370,952	2,360
	Invesco Office J-Reit Inc.	2,374	2,177
	Daikyo Inc.	1,334,050	2,136
	Daibiru Corp.	239,657	2,091
	Heiwa Real Estate
	Co. Ltd.	149,232	1,850
	SIA Reit Inc.	308	1,206
	Goldcrest Co. Ltd.	75,640	1,083
^	Starts Proceed
	Investment Corp.	668	1,048
	Shinoken Group Co. Ltd.	50,000	1,000
	Keihanshin Building
	Co. Ltd.	182,000	986
^,*	Ichigo Hotel REIT
	Investment Corp.	538	882
^	Nippon Commercial
	Development Co. Ltd.	38,800	782
^	Japan Property
	Management Center
	Co. Ltd.	52,300	753

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	SAMTY Co. Ltd.	61,400	593
^	Samty Residential
	Investment Corp.	656	584
^	Japan Senior Living
	Investment Corp.	360	540
	Airport Facilities Co. Ltd.	103,500	458
	Tokyo Theatres Co. Inc.	354,017	387
			942,680
Malaysia (0.8%)
	IOI Properties Group Bhd.	6,052,516	3,746
	Sunway Bhd.	3,395,385	2,721
	KLCCP Stapled Group	1,375,870	2,537
	SP Setia Bhd Group	2,748,660	2,265
	Mah Sing Group Bhd.	5,675,625	2,120
	IGB REIT	5,375,800	2,077
	Sunway REIT	4,832,034	2,003
	Pavilion REIT	3,448,000	1,473
*	Eco World Development
	Group Bhd.	4,460,400	1,471
	UEM Sunrise Bhd.	5,516,565	1,436
	Capitaland Malaysia
	Mall Trust	3,762,800	1,386
	Axis REIT	2,877,500	1,199
*	Eastern & Oriental Bhd.	3,055,856	1,197
	UOA Development Bhd.	2,078,100	1,170
	Matrix Concepts
	Holdings Bhd.	1,520,383	976
	IGB Corp. Bhd.	1,268,100	808
*	YNH Property Bhd.	1,381,699	696
	KSL Holdings Bhd.	1,688,800	540
	Tropicana Corp. Bhd.	1,710,146	437
	Tambun Indah Land Bhd.	932,200	332
	Land & General Bhd.	3,342,800	290
*	Eco World Development
	Group Bhd Warrants 2
	Exp. 03/26/2022	450,320	46
*	Eastern & Oriental Bhd
	Warrants Exp.
	07/21/2019	438,840	22
*	Matrix Concepts
	Holdings Bhd. Warrants
	Exp. 07/20/2020	133,683	14
*	Mah Sing Group Warrants
	Exp. 01/15/2026	264,345	10
*	Mah Sing Group Bhd.
	Warrants Exp.
	03/18/2018	156,256	8
			30,980
Mexico (1.4%)
	Fibra Uno Administracion
	SA de CV	11,359,312	27,044
	Concentradora Fibra
	Danhos SA de CV	3,252,615	7,290
	PLA Administradora
	Industrial S de
	RL de CV	2,628,928	4,856

			Market
			Value•
		Shares	($000)
	Macquarie Mexico Real
	Estate Management
	SA de CV	3,434,790	4,728
*	Grupo GICSA SA de CV	5,097,299	4,006
	Corp Inmobiliaria Vesta
	SAB de CV	2,174,830	3,544
	Prologis Property Mexico
	SA de CV	1,251,800	1,972
	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	2,088,984	1,899
	Fibra Shop Portafolios
	Inmobiliarios SAPI
	de CV	1,512,318	1,459
	Asesor de Activos
	Prisma SAPI de CV	1,520,700	1,260
			58,058
Netherlands (0.6%)
	Eurocommercial
	Properties NV	206,647	9,651
	Wereldhave NV	172,019	8,867
	Vastned Retail NV	81,352	3,583
	NSI NV	585,379	2,782
	Brack Capital Properties NV	13,187	985
			25,868
New Zealand (0.6%)
	Kiwi Property Group Ltd.	5,468,935	5,646
	Goodman Property Trust	4,494,814	4,201
	Precinct Properties
	New Zealand Ltd.	4,346,016	3,866
	Argosy Property Ltd.	3,480,891	2,891
	Stride Property Ltd.	1,509,113	2,339
	Property for Industry Ltd.	1,888,620	2,181
	Vital Healthcare
	Property Trust	1,126,184	1,626
			22,750
Norway (0.2%)
2	Entra ASA	333,785	3,152
	Olav Thon
	Eiendomsselskap ASA	127,450	2,199
*	Norwegian Property ASA	1,048,020	1,171
	Selvaag Bolig ASA	181,004	589
			7,111
Philippines (1.5%)
	SM Prime Holdings Inc.	49,515,131	23,877
	Ayala Land Inc.	25,278,500	18,651
	Megaworld Corp.	55,192,000	4,427
	Robinsons Land Corp.	6,886,850	3,975
	DoubleDragon
	Properties Corp.	2,654,700	2,206
	Vista Land &
	Lifescapes Inc.	19,361,578	1,978
	Filinvest Land Inc.	42,339,000	1,652
	8990 Holdings Inc.	8,177,000	1,393
	Belle Corp.	17,150,800	1,110
			59,269

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Poland (0.1%)
^,*	Globe Trade Centre SA	899,646	1,662
	Echo Investment SA	488,365	889
			2,551
Qatar (0.2%)
	Barwa Real Estate Co.	420,859	3,871
	United Development
	Co. QSC	369,559	1,948
*	Mazaya Qatar Real Estate
	Development QSC	105,747	416
			6,235
Russia (0.1%)
	LSR Group PJSC GDR	797,984	1,801
	Etalon Group Ltd. GDR	445,071	1,015
			2,816
Singapore (5.8%)
	CapitaLand Ltd.	10,727,738	24,711
	Global Logistic
	Properties Ltd.	12,926,531	18,330
	Ascendas REIT	9,695,461	17,695
	CapitaLand Mall Trust	11,309,134	17,361
	Suntec REIT	10,747,327	13,428
*	UOL Group Ltd.	2,755,078	12,546
	City Developments Ltd.	2,008,490	12,423
	CapitaLand Commercial
	Trust Ltd.	8,598,082	9,122
	Mapletree Commercial
	Trust	5,758,505	6,418
	Fortune REIT	5,796,861	6,414
	Mapletree Industrial
	Trust	5,093,134	6,073
	Keppel REIT	7,536,415	5,873
	Mapletree Greater China
	Commercial Trust	7,584,178	5,798
	Mapletree Logistics
	Trust	6,420,429	5,147
	Frasers Centrepoint
	Trust	2,469,241	3,578
	Starhill Global REIT	5,958,768	3,452
	CapitaLand Retail
	China Trust	2,907,286	3,186
	Ascott Residence Trust	3,724,255	3,138
^	Keppel DC REIT	3,778,700	3,074
^	Parkway Life REIT	1,667,455	3,035
	CDL Hospitality Trusts	2,887,002	2,992
	Wing Tai Holdings Ltd.	1,873,410	2,608
	AIMS AMP Capital
	Industrial REIT	2,384,176	2,473
^	SPH REIT	3,410,400	2,419
	Frasers Commercial
	Trust	2,458,167	2,364
	Cache Logistics Trust	3,569,605	2,294
	Ascendas India Trust	3,070,066	2,179
	Sinarmas Land Ltd.	6,170,300	2,151
	First REIT	2,298,954	2,136
	Yanlord Land Group Ltd.	2,229,304	2,003

			Market
			Value•
		Shares	($000)
	Frasers Centrepoint Ltd.	1,608,800	1,995
	Lippo Malls Indonesia
	Retail Trust	8,046,406	1,943
^,*	Yoma Strategic
	Holdings Ltd.	4,819,018	1,927
	Croesus Retail Trust	3,053,200	1,895
	Ascendas Hospitality
	Trust	3,545,900	1,845
	Cambridge Industrial
	Trust	4,421,309	1,790
^	United Industrial
	Corp. Ltd.	826,988	1,781
^	Far East Hospitality
	Trust	3,562,464	1,761
^	OUE Hospitality Trust	3,388,200	1,750
^	Wheelock Properties
	Singapore Ltd.	1,296,569	1,496
	Ho Bee Land Ltd.	899,003	1,475
^	Frasers Hospitality Trust	2,390,100	1,446
	Soilbuild Business
	Space REIT	2,689,500	1,399
	GuocoLand Ltd.	1,016,377	1,399
	Sabana Shari’ah
	Compliant Industrial
	REIT	2,797,012	1,279
*	Perennial Real Estate
	Holdings Ltd.	1,701,577	1,156
	OUE Commercial REIT	1,916,900	933
	Oxley Holdings Ltd.	2,123,300	693
^,*	Ying Li International
	Real Estate Ltd.	4,365,000	456
			232,840
South Africa (1.8%)
	Redefine Properties Ltd.	19,417,327	16,761
	Growthpoint
	Properties Ltd.	9,384,502	16,607
	Resilient REIT Ltd.	1,494,600	14,280
	Hyprop Investments Ltd.	903,941	7,794
*	Attacq Ltd.	3,010,177	4,405
	Vukile Property Fund Ltd.	2,213,348	2,705
	SA Corporate Real Estate
	Fund Nominees Pty Ltd.	7,372,965	2,600
	Emira Property Fund Ltd.	2,032,244	2,273
	Octodec Investments Ltd.	789,848	1,381
	Rebosis Property Fund
	Ltd.	1,538,438	1,205
*	Balwin Properties Ltd.	1,923,798	1,083
	Delta Property Fund Ltd.	1,964,982	933
	Hospitality Property
	Fund Ltd. Class A	533,962	413
			72,440
South Korea (0.0%)
^	SK D&D Co. Ltd.	12,503	627
	Dongwon Development
	Co. Ltd.	160,537	608
			1,235

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Spain (0.9%)
	Merlin Properties
	Socimi SA	1,310,735	15,257
*	Inmobiliaria Colonial SA	8,355,707	6,419
*	Hispania Activos
	Inmobiliarios SA	347,948	5,110
	Axiare Patrimonio
	SOCIMI SA	252,837	3,857
	Lar Espana Real Estate
	Socimi SA	261,240	2,683
*	Realia Business SA	834,536	1,057
			34,383
Sweden (2.0%)
	Castellum AB	734,947	11,773
	Fabege AB	600,720	10,032
*	Fastighets AB Balder
	Class B	329,821	8,413
^	Wallenstam AB	944,390	7,944
	Hufvudstaden AB Class A	503,860	7,819
	Wihlborgs Fastigheter AB	295,859	6,011
	Hemfosa Fastigheter AB	564,164	5,885
^	Kungsleden AB	669,164	4,606
	Atrium Ljungberg AB	204,418	3,241
	Sagax AB Class B	318,123	2,756
	Klovern AB B Shares	1,924,325	2,261
	Dios Fastigheter AB	207,140	1,516
*	D Carnegie & Co. AB
	Class B	155,060	1,496
	Victoria Park AB	469,902	1,113
	FastPartner AB	63,713	1,098
*	NP3 Fastigheter AB	191,238	1,014
	Platzer Fastigheter Holding
	AB Class B	162,146	905
*	Tribona AB	129,122	682
^,*	Hemfosa Fastigheter AB
	Rights Exp. 05/10/2016	564,164	204
			78,769
Switzerland (1.6%)
	Swiss Prime Site AG	297,539	26,084
	PSP Swiss Property AG	172,485	16,635
	Allreal Holding AG	61,317	8,548
	Mobimo Holding AG	26,112	5,983
	Intershop Holding AG	6,331	2,971
	Zug Estates Holding AG
	Class B	1,046	1,733
^	Hiag Immobilien Holding AG	11,050	1,096
			63,050
Taiwan (0.8%)
	Highwealth Construction
	Corp.	4,190,149	6,281
	Ruentex Development
	Co. Ltd.	4,229,579	4,757
	Cathay No 1 REIT	4,695,310	2,553
	Huaku Development
	Co. Ltd.	988,554	1,744

			Market
			Value•
		Shares	($000)
	Prince Housing &
	Development Corp.	4,538,478	1,659
	Farglory Land
	Development Co. Ltd.	1,301,631	1,557
	Cathay Real Estate
	Development Co. Ltd.	2,976,000	1,317
	Chong Hong
	Construction Co. Ltd.	788,497	1,262
	Cathay No 2 REIT	2,415,000	1,235
	Hung Sheng
	Construction Ltd.	2,071,000	1,019
	Taiwan Land
	Development Corp.	2,748,257	914
	Radium Life Tech
	Co. Ltd.	2,805,947	872
	Kuoyang Construction
	Co. Ltd.	2,150,665	782
	KEE TAI Properties
	Co. Ltd.	1,631,869	770
	Hung Poo Real Estate
	Development Corp.	939,194	757
	Kindom Construction
	Corp.	1,366,000	676
*	Shining Building
	Business Co. Ltd.	1,642,971	588
	Pacific Construction Co.	1,254,000	528
	Huang Hsiang
	Construction Corp.	579,000	513
	Advancetek Enterprise
	Co. Ltd.	599,000	367
	Yea Shin International
	Development Co. Ltd.	714,392	327
	King’s Town
	Construction Co. Ltd.	453,239	241
	Yungshin Construction
	& Development Co. Ltd.	178,800	155
			30,874
Thailand (1.0%)
*	Central Pattana PCL	5,739,700	8,655
^	CPN Retail Growth
	Leasehold Property
	Fund	6,796,610	4,007
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	7,552,058	3,653
*	Land & Houses PCL	14,565,800	3,519
*	Pruksa Real Estate PCL	2,986,100	2,197
	Samui Airport Property
	Fund Leasehold	3,058,800	2,101
*	Bangkok Land PCL	36,365,200	1,580
*	Supalai PCL	2,633,505	1,544
	WHA Corp. PCL
	(Foreign)	16,227,630	1,408
*	MBK PCL	2,894,320	1,200
*	IMPACT Growth REIT	3,012,900	1,198

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Quality Houses PCL	17,620,300	1,117
*	LPN Development PCL	2,447,500	979
*	Amata Corp. PCL	2,149,500	730
^,*	TICON Industrial
	Connection PCL	1,609,280	654
	Sansiri PCL	14,694,200	647
*	Singha Estate PCL	4,355,700	629
*	United Power of
	Asia PCL	19,685,300	602
*	AP Thailand PCL	3,409,950	585
*	Siam Future
	Development PCL	3,330,267	567
*	Platinum Group PCL	3,319,400	503
^	WHA Corp. PCL	4,759,678	413
*	Property Perfect PCL	12,008,800	299
	Univentures PCL
	(Foreign)	1,577,100	284
*	SC Asset Corp. PCL	3,071,925	265
	Asian Property
	Development PCL
	(Foreign)	1,513,270	259
*	Sansiri PCL (Local)	5,418,200	238
	Rojana Industrial Park
	PCL NVDR	1,541,382	238
^,*	TICON Industrial
	Connection PCL
	(Foreign)	578,993	235
	SC Asset Corp. PCL
	(Foreign)	2,526,712	218
*	Univentures PCL	1,067,500	192
	Bangkok Land PCL
	(Foreign)	4,269,495	185
	Sansiri PCL (Foreign)	4,060,798	179
*	Rojana Industrial Park PCL	924,912	143
	Land & Houses PCL
	(Foreign)	481,300	118
	Rojana Industrial Park
	PCL (Foreign)	481,328	74
	SC Asset Corp. PCL NVDR	831,300	72
	Property Perfect PCL
	(Foreign)	2,742,000	68
*	WHA Corp. PCL Warrants
	Exp. 12/31/2019	108,341	21
*	Sansiri PLC Warrants Exp.
	07/29/2017	6,096,366	—
*	Raimon Land PCL
	Warrants Exp.
	06/14/2018	1,271,475	—
*	Thai Factory Development
	PCL Warrants Exp.
	11/26/2017	204,800	—
			41,576
Turkey (0.3%)
	Emlak Konut Gayrimenkul
	Yatirim Ortakligi AS	8,265,671	8,883

			Market
			Value•
		Shares	($000)
	Is Gayrimenkul Yatirim
	Ortakligi AS	1,833,062	1,238
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	619
	Saf Gayrimenkul Yatirim
	Ortakligi AS	1,154,444	305
			11,045
United Arab Emirates (1.3%)
	Emaar Properties PJSC	15,000,285	27,451
	Aldar Properties PJSC	13,447,269	9,907
	Emaar Malls Group PJSC	8,346,768	6,534
	DAMAC Properties
	Dubai Co. PJSC	7,243,020	5,049
*	Eshraq Properties Co.
	PJSC	4,734,595	1,101
*	Deyaar Development
	PJSC	5,535,542	967
	RAK Properties PJSC	4,611,175	702
			51,711
United Kingdom (8.4%)
	Land Securities
	Group plc	3,421,850	56,678
	British Land Co. plc	4,371,006	45,990
	Hammerson plc	3,349,600	28,666
	Derwent London plc	473,339	22,750
	Segro plc	3,169,362	19,364
	Capital & Counties
	Properties plc	3,174,041	16,422
	Great Portland
	Estates plc	1,469,011	16,289
	Shaftesbury plc	1,186,840	15,787
	Intu Properties plc	3,488,254	15,534
	UNITE Group plc	947,715	8,763
	Big Yellow Group plc	633,792	7,466
	Tritax Big Box REIT plc	3,576,062	7,095
	F&C Commercial
	Property Trust Ltd.	3,412,218	6,641
	Workspace Group plc	506,224	6,182
	LondonMetric
	Property plc	2,654,948	6,152
	Assura plc	7,033,443	5,825
	Grainger plc	1,761,760	5,731
^	Hansteen Holdings plc	3,047,561	4,626
	Safestore Holdings plc	890,353	4,414
	Redefine International
	plc	5,264,691	3,625
	St. Modwen Properties
	plc	798,190	3,571
	Empiric Student Property
	plc	2,154,344	3,537
^	Primary Health Properties
	plc	2,268,380	3,534
	Daejan Holdings plc	37,999	3,120
^	UK Commercial Property
	Trust Ltd.	2,566,476	3,110
	Helical Bar plc	461,154	2,588

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Picton Property Income
	Ltd.	2,316,445	2,462
	Schroder REIT Ltd.	2,213,349	1,890
	Urban & Civic plc	447,146	1,703
*	CLS Holdings plc	72,860	1,683
	U & I Group plc	525,761	1,529
	McKay Securities plc	411,044	1,394
^,*	Raven Russia Ltd.	2,618,695	1,245
2	Regional REIT Ltd.	786,980	1,222
			336,588
Total Common Stocks
(Cost $4,106,124)			3,985,574
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.3%)
[3,4]	Vanguard Market Liquidity
	Fund, 0.495%	133,729,501	133,730

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5	Federal Home Loan
	Bank Discount Notes,
	0.617%, 6/10/16	300	300
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.609%, 6/17/16	2,000	1,999
			2,299
Total Temporary Cash Investments
(Cost $136,027)			136,029
Total Investments (102.9%)
(Cost $4,242,151)			4,121,603

Amount
($000)
Other Assets and Liabilities (-2.9%)
Other Assets
Investment in Vanguard	320
Receivables for Investment Securities Sold	10
Receivables for Accrued Income	15,841
Receivables for Capital Shares Issued	779
Other Assets	4,879
Total Other Assets	21,829
Liabilities
Payables for Investment
Securities Purchased	(8,992)
Collateral for Securities on Loan	(125,624)
Payables for Capital Shares Redeemed	(2,569)
Payables to Vanguard	(1,114)
Other Liabilities	(551)
Total Liabilities	(138,850)
Net Assets (100%)	4,004,582

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	4,159,944
Undistributed Net Investment Income	9,510
Accumulated Net Realized Losses	(45,013)
Unrealized Appreciation (Depreciation)
Investment Securities	(120,548)
Futures Contracts	347
Foreign Currencies	342
Net Assets	4,004,582

21

Global ex-U.S. Real Estate Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,725,144 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	59,533
Net Asset Value Per Share—
Investor Shares	$21.85

ETF Shares—Net Assets
Applicable to 62,470,292 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,411,354
Net Asset Value Per Share—
ETF Shares	$54.61

Amount
($000)
Admiral Shares—Net Assets
Applicable to 10,852,232 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	359,141
Net Asset Value Per Share—
Admiral Shares	$33.09

Institutional Shares—Net Assets
Applicable to 1,583,312 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	174,554
Net Asset Value Per Share—
Institutional Shares	$110.25

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $118,617,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 2.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $33,862,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $125,624,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

22

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1,2]	54,959
Interest[2]	23
Securities Lending	1,582
Total Income	56,564
Expenses
The Vanguard Group—Note B
Investment Advisory Services	299
Management and Administrative—Investor Shares	81
Management and Administrative—ETF Shares	1,508
Management and Administrative—Admiral Shares	168
Management and Administrative—Institutional Shares	73
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Admiral Shares	19
Marketing and Distribution—Institutional Shares	3
Custodian Fees	440
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	101
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,830
Net Investment Income	53,734
Realized Net Gain (Loss)
Investment Securities Sold[2]	10,848
Futures Contracts	(960)
Foreign Currencies	137
Realized Net Gain (Loss)	10,025
Change in Unrealized Appreciation (Depreciation)
Investment Securities	73,263
Futures Contracts	347
Foreign Currencies	429
Change in Unrealized Appreciation (Depreciation)	74,039
Net Increase (Decrease) in Net Assets Resulting from Operations	137,798
1 Dividends are net of foreign withholding taxes of $5,200,000.
2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $17,000, and $64,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,734	105,492
Realized Net Gain (Loss)	10,025	15,715
Change in Unrealized Appreciation (Depreciation)	74,039	(229,808)
Net Increase (Decrease) in Net Assets Resulting from Operations	137,798	(108,601)
Distributions
Net Investment Income
Investor Shares	(918)	(1,956)
ETF Shares	(54,355)	(91,740)
Admiral Shares	(5,745)	(11,597)
Institutional Shares	(2,805)	(7,070)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(63,823)	(112,363)
Capital Share Transactions
Investor Shares	385	10,627
ETF Shares	238,082	1,089,398
Admiral Shares	3,036	72,528
Institutional Shares	4,076	6,988
Net Increase (Decrease) from Capital Share Transactions	245,579	1,179,541
Total Increase (Decrease)	319,554	958,577
Net Assets
Beginning of Period	3,685,028	2,726,451
End of Period[1]	4,004,582	3,685,028
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,510,000 and $14,970,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares
	Six Months					Nov. 1,
	Ended					2010[1] to
			Year Ended October 31,
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$21.44	$22.63	$23.06	$21.04	$18.14	$20.00
Investment Operations
Net Investment Income	. 271	. 683	. 944	. 685 [2]	.700[2]	.744[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	.477	(1.103)	(.443)	2.321	2.995	(2.430)
Total from Investment Operations	.748	(.420)	.501	3.006	3.695	(1.686)
Distributions
Dividends from Net Investment Income	(. 338)	(.770)	(. 931)	(. 986)	(.795)	(.174)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 338)	(.770)	(. 931)	(. 986)	(.795)	(.174)
Net Asset Value, End of Period	$21.85	$21.44	$22.63	$23.06	$21.04	$18.14

Total Return[4]	3.60%	-1.82%	2.41%	14.69%	21.31%	-8.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$60	$58	$51	$156	$84	$41
Ratio of Total Expenses to
Average Net Assets	0.36%	0.36%	0.37%	0.40%	0.45%	0.50%[5]
Ratio of Net Investment Income to
Average Net Assets	2.63%	2.97%	4.10%	2.95%	3.74%	3.61%[5]
Portfolio Turnover Rate [6]	4%	12%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares
	Six Months					Nov. 1,
	Ended					2010[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$53.58	$56.54	$57.64	$52.60	$45.39	$49.97
Investment Operations
Net Investment Income	.731	1.802	2.437	1.713[2]	1.820[2]	1.848[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	1.180	(2.747)	(1.120)	5.869	7.460	(5.981)
Total from Investment Operations	1.911	(.945)	1.317	7.582	9.280	(4.133)
Distributions
Dividends from Net Investment Income	(.881)	(2.015)	(2.417)	(2.542)	(2.070)	(.447)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.881)	(2.015)	(2.417)	(2.542)	(2.070)	(.447)
Net Asset Value, End of Period	$54.61	$53.58	$56.54	$57.64	$52.60	$45.39

Total Return	3.68%	-1.66%	2.51%	14.77%	21.44%	-8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,411	$3,111	$2,203	$1,306	$381	$173
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.24%	0.27%	0.32%	0.35%[4]
Ratio of Net Investment Income to
Average Net Assets	2.84%	3.15%	4.23%	3.08%	3.87%	3.76%[4]
Portfolio Turnover Rate [5]	4%	12%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.02, $.03, and $.04.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares
	Six Months					Feb. 10,
	Ended					2011[1] to
			Year Ended October 31,
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$32.47	$34.27	$34.92	$31.87	$27.51	$29.89
Investment Operations
Net Investment Income	.443	1.090	1.466	1.012[2]	1.093[2]	.784[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	.715	(1.673)	(.661)	3.580	4.528	(3.164)
Total from Investment Operations	1.158	(.583)	.805	4.592	5.621	(2.380)
Distributions
Dividends from Net Investment Income	(.538)	(1.217)	(1.455)	(1.542)	(1.261)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.538)	(1.217)	(1.455)	(1.542)	(1.261)	—
Net Asset Value, End of Period	$33.09	$32.47	$34.27	$34.92	$31.87	$27.51

Total Return[4]	3.68%	-1.66%	2.55%	14.83%	21.43%	-7.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$359	$349	$296	$117	$43	$12
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.24%	0.27%	0.32%	0.35%[5]
Ratio of Net Investment Income to
Average Net Assets	2.84%	3.15%	4.23%	3.08%	3.87%	3.76%[5]
Portfolio Turnover Rate [6]	4%	12%	8%	8%	10%	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Signal Shares were renamed Admiral Shares in October 2013. Prior periods’ Financial Highlights are for the Signal class.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, $.01, and $.02.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares
Six Months						Apr. 19,
	Ended					2011[1] to
			Year Ended October 31,
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value,
Beginning of Period	$108.17	$114.14	$116.37	$106.19	$91.68	$102.01
Investment Operations
Net Investment Income	1.486	3.657	4.954	3.407[2]	3.658 [2]	1.522[2]
Net Realized and Unrealized Gain (Loss)
on Investments [3]	2.384	(5.541)	(2.273)	11.930	15.107	(11.852)
Total from Investment Operations	3.870	(1.884)	2.681	15.337	18.765	(10.330)
Distributions
Dividends from Net Investment Income	(1.790)	(4.086)	(4.911)	(5.157)	(4.255)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.790)	(4.086)	(4.911)	(5.157)	(4.255)	—
Net Asset Value, End of Period	$110.25	$108.17	$114.14	$116.37	$106.19	$91.68

Total Return[4]	3.70%	-1.61%	2.55%	14.87%	21.48%	-10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$175	$167	$176	$92	$61	$52
Ratio of Total Expenses to
Average Net Assets	0.13%	0.16%	0.22%	0.24%	0.29%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.17%	4.25%	3.11%	3.90%	3.81%[5]
Portfolio Turnover Rate [6]	4%	12%	8%	8%	10%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.07, $.06, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

29

Global ex-U.S. Real Estate Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal

30

Global ex-U.S. Real Estate Index Fund

proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

31

Global ex-U.S. Real Estate Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $320,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	192,689	3,764,256	28,629
Temporary Cash Investments	133,730	2,299	—
Futures Contracts—Liabilities[1]	(118)	—	—
Total	326,301	3,766,555	28,629
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	178	18,326	347

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

32

Global ex-U.S. Real Estate Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency gains of $137,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. During the six months ended April 30, 2016, the fund realized gains on the sale of passive foreign investment companies of $4,492,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies had unrealized appreciation of $23,627,000 at April 30, 2016.

During the six months ended April 30, 2016, the fund realized $7,366,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $43,042,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $41,094,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $4,265,778,000. Net unrealized depreciation of investment securities for tax purposes was $144,175,000, consisting of unrealized gains of $243,800,000 on securities that had risen in value since their purchase and $387,975,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $380,416,000 of investment securities and sold $164,942,000 of investment securities, other than temporary cash investments. Purchases and sales include $240,643,000 and $87,712,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

33

Global ex-U.S. Real Estate Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	4,049	197	24,542	1,092
Issued in Lieu of Cash Distributions	834	41	1,827	85
Redeemed [2]	(4,498)	(221)	(15,742)	(716)
Net Increase (Decrease)—Investor Shares	385	17	10,627	461
ETF Shares
Issued[1]	329,752	6,305	1,249,356	22,106
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(91,670)	(1,900)	(159,958)	(3,000)
Net Increase (Decrease)—ETF Shares	238,082	4,405	1,089,398	19,106
Admiral Shares
Issued[1]	27,721	904	119,047	3,503
Issued in Lieu of Cash Distributions	4,919	159	9,915	306
Redeemed [2]	(29,604)	(954)	(56,434)	(1,716)
Net Increase (Decrease)—Admiral Shares	3,036	109	72,528	2,093
Institutional Shares
Issued[1]	6,983	65	64,020	552
Issued in Lieu of Cash Distributions	1,845	18	4,296	40
Redeemed [2]	(4,752)	(45)	(61,328)	(592)
Net Increase (Decrease)—Institutional Shares	4,076	38	6,988	—
1 Includes purchase fees for fiscal 2016 and 2015 of $95,000 and $611,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2016 and 2015 of $74,000 and $296,000, respectively (fund totals).

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

34

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

35

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,036.01	$1.82
ETF Shares	1,000.00	1,036.78	0.76
Admiral Shares	1,000.00	1,036.85	0.76
Institutional Shares	1,000.00	1,036.96	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.07	$1.81
ETF Shares	1,000.00	1,024.12	0.75
Admiral Shares	1,000.00	1,024.12	0.75
Institutional Shares	1,000.00	1,024.22	0.65

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares, 0.15% for ETF Shares, 0.15% for Admiral Shares, and 0.13% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

36

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global ex-U.S. Real Estate Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2010 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

38

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman Emeritus and Senior Advisor
Occupation(s) During the Past Five Years and Other
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College and	Chief Executive Officer and President, 1996–2008
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton	Founder
Cancer Center.
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7382 062016

Semiannual Report | April 30, 2016

Vanguard Emerging Markets Stock

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	0.14%
FTSE Emerging Markets ETF Shares
Market Price	0.83
Net Asset Value	0.23
Admiral™ Shares	0.21
Institutional Shares	0.22
Institutional Plus Shares	0.25
Spliced Emerging Markets Index	0.16
Emerging Markets Funds Average	-0.22

For a benchmark description, see the Glossary.

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$22.16	$22.06	$0.122	$0.000
FTSE Emerging Markets ETF Shares	34.98	34.83	0.216	0.000
Admiral Shares	29.10	28.97	0.179	0.000
Institutional Shares	22.13	22.03	0.140	0.000
Institutional Plus Shares	73.61	73.29	0.469	0.000

1

Chairman’s Letter

Dear Shareholder,

Emerging markets stocks went on a volatile ride in the six months ended April 30, 2016, but finished the period with an unremarkable result. Throughout the half year, investors seemed preoccupied with fluctuating commodity prices, China’s slowing economic growth, and the latest signals on monetary policy from the world’s central bankers.

Against this backdrop, Vanguard Emerging Markets Stock Index Fund returned 0.14% for Investor Shares. The fund’s result was in line with that of its benchmark and ahead of the slightly negative average return of peer funds.

As I’ve noted in previous reports, your fund has broadened its diversification by changing over to a new benchmark index. This change has expanded the fund’s reach to small-capitalization stocks in addition to large- and mid-cap stocks. The transition has also added exposure to China A-shares—shares of companies based in mainland China that trade on the Shanghai and Shenzhen stock exchanges. The switch to the new benchmark, the FTSE Emerging Markets All Cap China A Inclusion Index, is on track to be completed later this year.

U.S. stocks traveled a rocky road, finishing the period about even
After struggling during the first four months of the period, U.S. stocks rebounded. Most of the surge came in March, as investors cheered the Federal Reserve’s indication that it would scale back its plan for interest

2

rate hikes in 2016. Continued aggressive stimulus by central bankers in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially Europe, notched weak results, while emerging markets managed a slight advance.

With help from the Fed, bonds have proved attractive
The broad U.S. bond market returned 2.82% for the half year. After retreating in November and December, the bond market recorded positive results for each of the next four months. It also received a boost from the Fed’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term rates a quarter of a percentage point in December, the target rate of 0.25%–0.5% is still very low historically, and it restrained returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 8.72%. In a reversal from the trend of recent years, foreign currencies strengthened against the dollar, helping international bonds. Even without this currency benefit, international bond returns were solid.

Market Barometer

			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

CPI
Consumer Price Index	0.60%	1.13%	1.25%

3

China continues to loom large for emerging markets and your fund
Although still an emerging market, China is indisputably a major force in the global economy. It is also the largest country holding in your fund. (You can see the percentage of Chinese stocks held at the end of the period in the Fund Profile section that follows my letter.)

For several years, investors have been concerned about the slowing pace of economic expansion in the world’s most populous country. As Vanguard economists have noted, the slowdown is occurring as China transitions from an agrarian and manufacturing-based economy to a consumer-driven, service-based one.

Some market observers fear that China could slip into recession, which would, of course, have significant global ramifications.

Our economists, however, consider it unlikely that China will fall into recession in the near term. Rather, they anticipate that economic growth will gradually drop to between 5% and 6% annually. That’s still impressive compared with the United States, but it’s well below the double-digit expansions that China recorded in recent years. You can read more in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.

In any event, it’s safe to assume that emerging markets investors will experience more volatility. China and other developing

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	ETF	Admiral	Institutional	Institutional	Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock Index Fund	0.33%	0.15%	0.15%	0.12%	0.10%	1.54%

The fund expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.33% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: Emerging Markets Funds.

4

Do U.S.-based multinationals provide enough global diversification?

Some investors believe that their portfolios get enough exposure to international stocks through their holdings in large-capitalization, multinational U.S. companies such as the ones represented in the Standard & Poor’s 500 Index. After all, those firms generated almost half of their total sales outside the United States in 2014.*

However, international exposure based only on a broad index of U.S.-based companies would be patchy at best. The near-even split of domestic and foreign sales for S&P 500 companies is an average; when you look at individual sectors, a different picture emerges. Information technology firms earned the highest percentage of sales abroad (almost 60% in 2014). Utilities and telecommunication services, which tend to operate regionally or nationally, generated the least overseas revenue.

As the chart below shows, such a portfolio would also differ significantly from a broadly diversified global portfolio in some sector weightings. It would, for example, have more exposure to IT and health care stocks and considerably less to materials and financials.

The bottom line: Large-cap U.S. stocks can give you a degree of exposure to international economic and market forces, but not to the same extent as a combination of both U.S. and
non-U.S. stocks.

S&P 500 Index sector weightings vary from those of global stocks
(Differences in percentage points)

Notes: Data are 12-month-average sector weightings as of March 31, 2016. Global stocks are represented by the FTSE All-World Index.
Sources: Vanguard calculations, based on data from S&P Dow Jones Indices LLC and FTSE International Limited.

* All S&P 500 Index and sector revenue data are from S&P Dow Jones Indices LLC for 2014.
There are additional risks when investing outside the United States, including the possibility that returns will be hurt by a decline in the value of foreign currencies or by unfavorable developments in a particular country or region.

5

nations represent an opportunity for investors, but they also present risks. Vanguard believes that, for most investors, those risks are best managed by maintaining balanced portfolios with broad, global diversification.

For the fiscal half year, Chinese stocks generally declined amid the slowdown concerns. These stocks were the biggest detractors from your fund’s performance.

Other emerging markets, meanwhile, notched outsized gains. A few, notably Brazil and Malaysia, seemed to get a boost from a recovery in commodity prices as well as indications that in the United States, the Fed was taking a pause on further rate hikes.

From an industry standpoint, the stocks of mining companies soared, rebounding from several years of dismal returns. Conversely, health care stocks slumped, reflecting weakness globally in that sector.

Whether index or active investing, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. At Vanguard, we don’t see it that way.

To us, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

Vanguard is known as a pioneer in index investing. In 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what later became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

But low costs aren’t the whole story. Talent and experience are vital regardless of a fund’s management style.

When it comes to indexing, portfolio managers in our Equity Index Group and Fixed Income Group have honed their expertise over decades. That expertise helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds also benefit from world-class managers—both our own experts and those we hire from around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

6

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2016

7

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.33%	0.15%	0.15%	0.12%	0.10%

Portfolio Characteristics
		FTSE
		Emerging
		Mkts All	FTSE
		Cap	Global
		China A	All Cap
		Transition	ex US
	Fund	Idx	Index
Number of Stocks	3,998	3,572	5,733
Median Market Cap	$13.0B	$13.2B	$21.9B
Price/Earnings Ratio	17.2x	17.8x	18.7x
Price/Book Ratio	1.6x	1.6x	1.5x
Return on Equity	17.2%	17.2%	14.4%
Earnings Growth
Rate	9.7%	9.7%	7.8%
Dividend Yield	2.7%	2.9%	3.1%
Turnover Rate
(Annualized)	14%	—	—
Short-Term
Reserves	-0.1%	—	—

Volatility Measures
	FTSE Global
	Spliced	All Cap
	Emerging	ex US
	Mkts Index	Index
R-Squared	0.99	0.79
Beta	0.99	1.12
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.2%
Tencent Holdings Ltd.	Internet	3.2
China Mobile Ltd.	Mobile
	Telecommunications	1.8
China Construction Bank
Corp.	Banks	1.7
Naspers Ltd.	Broadcasting &
	Entertainment	1.7
Industrial & Commercial
Bank of China Ltd.	Banks	1.2
Infosys Ltd.	Computer Services	1.0
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.0
Bank of China Ltd.	Banks	0.9
Itau Unibanco Holding
SA	Banks	0.8
Top Ten		16.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.33% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

8

Emerging Markets Stock Index Fund

Sector Diversification (% of equity exposure)
		FTSE
		Emerging
		Mkts All	FTSE
		Cap	Global
		China A	All Cap
		Transition	ex US
	Fund	Idx	Index
Basic Materials	7.3%	7.3%	7.4%
Consumer Goods	10.4	10.3	16.4
Consumer Services	7.8	7.7	8.9
Financials	29.3	29.5	25.1
Health Care	3.1	3.0	8.2
Industrials	11.2	11.1	14.3
Oil & Gas	8.4	8.6	6.3
Technology	11.9	12.1	5.3
Telecommunications	6.7	6.7	4.6
Utilities	3.9	3.7	3.5

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Mkts All	FTSE
		Cap	Global
		China A	All Cap
		Transition	ex US
	Fund	Idx	Index
Europe	0.1%	0.1%	45.0%
Pacific	0.1%	0.0%	29.7%
Emerging Markets
China	27.4%	27.2%	4.4%
Taiwan	14.4	14.5	2.8
India	12.0	11.9	2.2
South Africa	8.6	8.8	1.6
Brazil	8.3	8.4	1.5
Mexico	5.2	5.3	1.0
Russia	4.5	4.6	0.8
Malaysia	4.4	4.4	0.8
Thailand	2.8	2.8	0.6
Indonesia	2.7	2.7	0.5
Philippines	1.9	1.8	0.3
Turkey	1.8	1.8	0.3
Poland	1.4	1.5	0.3
Chile	1.4	1.3	0.3
United Arab
Emirates	1.0	1.0	0.2
Other	1.9	1.9	0.4
Subtotal	99.7%	99.9%	18.0%
North America	0.1%	0.0%	6.8%
Middle East	0.0%	0.0%	0.5%

9

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2005, Through April 30, 2016

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-12.80%	-4.31%	2.68%
FTSE Emerging Markets ETF Shares	3/4/2005
Market Price		-12.73	-4.19	2.81
Net Asset Value		-12.63	-4.15	2.83
Admiral Shares	6/23/2006	-12.67	-4.16	4.05[1]
Institutional Shares	6/22/2000	-12.61	-4.11	2.88
Institutional Plus Shares	12/15/2010	-12.60	-4.10	-2.94[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Ambev SA	47,876,055	269,918	0.5%
Itau Unibanco Holding SA Preference Shares	25,255,624	241,376	0.5%
Banco Bradesco SA Preference Shares	25,425,095	191,469	0.4%
* Petroleo Brasileiro SA	48,210,897	186,017	0.4%
BRF SA	12,385,464	177,180	0.3%
Itau Unibanco Holding SA ADR	18,504,914	176,352	0.3%
1 Brazil—Other †		3,083,192	5.9%
		4,325,504	8.3%

Chile †		743,594	1.4%

China
Tencent Holdings Ltd.	81,676,560	1,661,980	3.2%
China Mobile Ltd.	81,208,067	932,331	1.8%
China Construction Bank Corp.	1,398,419,913	888,174	1.7%
Industrial & Commercial Bank of China Ltd.	1,130,760,003	605,410	1.2%
Bank of China Ltd.	1,180,465,177	477,964	0.9%
Ping An Insurance Group Co. of China Ltd.	79,928,476	375,111	0.7%
CNOOC Ltd.	245,102,252	302,780	0.6%
China Petroleum & Chemical Corp.	395,061,372	278,394	0.5%
China Life Insurance Co. Ltd. (XHKG)	115,912,470	267,011	0.5%
PetroChina Co. Ltd.	323,547,479	236,717	0.5%
China Overseas Land & Investment Ltd.	58,660,276	186,203	0.4%
China Merchants Bank Co. Ltd.	75,740,905	165,920	0.3%
Agricultural Bank of China Ltd.	427,082,065	154,139	0.3%
CITIC Ltd.	97,750,674	142,549	0.3%
China Telecom Corp. Ltd.	245,479,683	121,529	0.2%
China Unicom Hong Kong Ltd.	87,374,248	102,253	0.2%
China Resources Land Ltd.	41,296,771	101,453	0.2%
PICC Property & Casualty Co. Ltd.	50,600,895	92,047	0.2%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Communications Construction Co. Ltd.	69,904,504	83,909	0.2%
*	China CITIC Bank Corp. Ltd.	119,242,719	74,783	0.2%
	Sinopharm Group Co. Ltd.	16,215,500	69,309	0.1%
^	CRRC Corp. Ltd.	66,408,277	64,450	0.1%
	China Merchants Holdings International Co. Ltd.	18,081,610	53,634	0.1%
1	China Galaxy Securities Co. Ltd.	56,997,370	49,992	0.1%
	China Railway Group Ltd.	62,227,408	49,255	0.1%
	China Resources Power Holdings Co. Ltd.	29,075,048	48,970	0.1%
	Dongfeng Motor Group Co. Ltd.	44,780,744	48,936	0.1%
1	CGN Power Co. Ltd.	153,110,878	48,857	0.1%
	China Cinda Asset Management Co. Ltd.	142,142,000	46,546	0.1%
*	China Taiping Insurance Holdings Co. Ltd.	22,500,020	45,849	0.1%
	Zhuzhou CRRC Times Electric Co. Ltd.	7,703,500	43,831	0.1%
	China Resources Beer Holdings Company Ltd.	18,553,860	40,770	0.1%
	China Railway Construction Corp. Ltd.	31,873,765	40,521	0.1%
1	People’s Insurance Co. Group of China Ltd.	97,589,000	39,247	0.1%
	China State Construction International Holdings Ltd.	24,858,872	38,723	0.1%
	Kunlun Energy Co. Ltd.	42,957,230	37,291	0.1%
	China Longyuan Power Group Corp. Ltd.	51,549,800	35,665	0.1%
	China Resources Gas Group Ltd.	10,348,100	29,283	0.1%
*	Sinopec Shanghai Petrochemical Co. Ltd.	55,320,788	27,136	0.1%
	Beijing Capital International Airport Co. Ltd.	23,515,081	25,229	0.1%
^	China Oilfield Services Ltd.	28,841,800	25,020	0.1%
	AviChina Industry & Technology Co. Ltd.	34,458,000	24,019	0.1%
	Air China Ltd.	27,288,748	20,660	0.1%
	Huaneng Renewables Corp. Ltd.	62,520,000	18,449	0.1%
	China Power International Development Ltd.	42,495,469	18,138	0.0%
	China Southern Airlines Co. Ltd.	28,522,000	17,885	0.0%
^	China Coal Energy Co. Ltd.	36,647,800	17,352	0.0%
	China Jinmao Holdings Group Ltd.	59,060,094	16,909	0.0%
*,^	China COSCO Holdings Co. Ltd.	43,008,000	16,792	0.0%
1	Sinopec Engineering Group Co. Ltd.	17,652,272	16,373	0.0%
^	Metallurgical Corp. of China Ltd.	47,542,937	14,285	0.0%
*,^	China Eastern Airlines Corp. Ltd.	24,118,000	13,185	0.0%
	Sinotrans Ltd.	28,517,000	13,180	0.0%
	Huadian Power International Corp. Ltd.	24,688,000	12,659	0.0%
*	China Agri-Industries Holdings Ltd.	32,407,961	11,104	0.0%
*	China Merchants Shekou Industrial Zone Co. Ltd. Class A	5,050,130	11,029	0.0%
^	China Resources Cement Holdings Ltd.	31,030,686	10,211	0.0%
	Huadian Fuxin Energy Corp. Ltd.	40,177,852	8,752	0.0%
*	China State Construction Engineering Corp. Ltd. Class A (XSSC)	10,016,495	8,485	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	2,156,013	8,106	0.0%
^	Angang Steel Co. Ltd.	16,832,374	7,961	0.0%
*	Agricultural Bank of China Ltd. Class A (XSHG)	15,485,300	7,438	0.0%
*,^,1China Railway Signal & Communication Corp. Ltd.		12,318,400	7,305	0.0%
	China BlueChemical Ltd.	31,187,405	7,217	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,203,249	6,563	0.0%
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,888,000	5,990	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,637	0.0%
*	China Merchants Securities Co. Ltd. Class A (XSSC)	2,089,964	5,366	0.0%
	China Machinery Engineering Corp.	7,757,639	5,271	0.0%
*	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	5,236	0.0%
^	Sinopec Kantons Holdings Ltd.	9,443,000	4,972	0.0%
*	China National Nuclear Power Co. Ltd. Class A	4,308,807	4,684	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	4,709,452	4,562	0.0%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
^	China National Materials Co. Ltd.	16,421,000	4,336	0.0%
*	China Foods Ltd.	11,529,506	4,234	0.0%
^	Sinofert Holdings Ltd.	29,344,000	4,003	0.0%
*,^,1China Huarong Asset Management Co. Ltd.		10,856,000	3,828	0.0%
*	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,735	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,717	0.0%
*	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,665	0.0%
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,442,238	3,520	0.0%
*,^	China Reinsurance Group Corp.	14,816,000	3,462	0.0%
*,^	CITIC Resources Holdings Ltd.	37,980,000	3,414	0.0%
*	China United Network Communications Ltd. Class A (XSSC)	5,294,024	3,283	0.0%
*	Daqin Railway Co. Ltd. Class A (XSSC)	3,204,970	3,225	0.0%
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	958,579	3,181	0.0%
*	CRRC Corp. Ltd. Class A (XSSC)	2,188,833	3,180	0.0%
*,^	China Overseas Property Holdings Ltd.	19,970,092	2,790	0.0%
*	China United Network Communications Ltd. Class A (XSHG)	4,397,800	2,727	0.0%
*	China International Travel Service Corp. Ltd. Class A	394,108	2,671	0.0%
*	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,503	0.0%
*	China Datang Corp. Renewable Power Co. Ltd.	20,920,000	2,470	0.0%
*	Power Construction Corp. of China Ltd. Class A (XSSC)	2,473,600	2,386	0.0%
*	AVIC Aircraft Co. Ltd. Class A	880,300	2,365	0.0%
^	Poly Culture Group Corp. Ltd.	998,500	2,351	0.0%
*	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,344	0.0%
*	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,126	0.0%
^	Dah Chong Hong Holdings Ltd.	5,124,000	2,121	0.0%
*	Huadian Power International Corp. Ltd. Class A (XSSC)	2,579,000	2,099	0.0%
*	Dongxing Securities Co. Ltd. Class A	548,800	2,041	0.0%
*	China Railway Construction Corp. Ltd. Class A (XSSC)	1,267,995	2,037	0.0%
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,013	0.0%
*	Avic Aviation Engine Corp. plc Class A (XSHG)	357,386	2,003	0.0%
*	China Railway Group Ltd. Class A (XSSC)	1,693,975	1,948	0.0%
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,808	0.0%
*	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,045,600	1,754	0.0%
*	Air China Ltd. Class A (XSHG)	1,626,099	1,708	0.0%
*	China XD Electric Co. Ltd. Class A (XSSC)	2,035,346	1,706	0.0%
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	918,372	1,694	0.0%
	CPMC Holdings Ltd.	3,769,000	1,692	0.0%
*	China Oilfield Services Ltd. Class A	829,777	1,673	0.0%
*	China Spacesat Co. Ltd. Class A (XSSC)	336,376	1,672	0.0%
*	Shenwan Hongyuan Group Co. Ltd. Class A	1,244,115	1,606	0.0%
*	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,538	0.0%
*	Shenzhen Topway Video Communication Co. Ltd. Class A	521,600	1,398	0.0%
*	Norinco International Cooperation Ltd. Class A	322,600	1,335	0.0%
*	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,318	0.0%
*	Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,288	0.0%
*	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,288	0.0%
*	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,284	0.0%
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
	Class A (XSHG)	2,555,201	1,267	0.0%
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	662,000	1,172	0.0%
*,^	China Electronics Corp. Holdings Co. Ltd.	3,922,000	1,163	0.0%
*	Avic Aviation Engine Corp. plc Class A (XSSC)	202,820	1,138	0.0%
*	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,125	0.0%
*	China Avionics Systems Co. Ltd. Class A (XSSC)	378,620	1,104	0.0%
*	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,049	0.0%

13

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* CECEP Wind-Power Corp. Class A (XSSC)	649,758	1,029	0.0%
* FAW CAR Co. Ltd. Class A	529,443	1,023	0.0%
* China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,014	0.0%
* Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,108,859	1,013	0.0%
* China First Heavy Industries Class A (XSHG)	1,200,650	999	0.0%
* China Great Wall Computer Shenzhen Co. Ltd. Class A	531,777	985	0.0%
* Jihua Group Corp. Ltd. Class A (XSHG)	768,000	958	0.0%
* Daye Special Steel Co. Ltd. Class A	490,900	938	0.0%
* China CAMC Engineering Co. Ltd. Class A	269,402	894	0.0%
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	814,901	887	0.0%
* China CSSC Holdings Ltd. Class A (XSHG)	249,270	871	0.0%
* Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	869	0.0%
* China CSSC Holdings Ltd. Class A (XSSC)	244,280	853	0.0%
* China Shipping Haisheng Co. Ltd. Class A	478,805	852	0.0%
* AVIC Electromechanical Systems Co. Ltd. Class A	304,100	841	0.0%
* Huadian Heavy Industries Co. Ltd. Class A (XSSC)	569,584	830	0.0%
* Heilongjiang Agriculture Co. Ltd. Class A	517,150	828	0.0%
* SDIC Essence Holdings Co. Ltd. Class A	323,500	820	0.0%
* China Animal Husbandry Industry Co. Ltd. Class A	291,800	800	0.0%
* Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	793	0.0%
* Shanghai Datun Energy Resources Co. Ltd. Class A	536,200	787	0.0%
* Jihua Group Corp. Ltd. Class A (XSSC)	622,750	777	0.0%
* China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	766	0.0%
^ China Merchants Land Ltd.	4,948,000	750	0.0%
* China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	744	0.0%
* Sinomach Automobile Co. Ltd. Class A (XSSC)	260,329	726	0.0%
* Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	718	0.0%
* Shanghai Baosteel Packaging Co. Ltd. Class A	501,100	710	0.0%
* COFCO Tunhe Co. Ltd. Class A	421,800	704	0.0%
* Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	702	0.0%
* Bluestar Adisseo Co. Class A	326,600	686	0.0%
* Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd.
Class A (XSSC)	1,374,500	681	0.0%
COSCO International Holdings Ltd.	1,260,000	677	0.0%
* Angang Steel Co. Ltd. Class A	1,059,199	676	0.0%
* Zhongjin Gold Corp. Ltd. Class A (XSSC)	379,061	671	0.0%
* Metallurgical Corp. of China Ltd. Class A (XSSC)	1,073,700	657	0.0%
* China National Chemical Engineering Co. Ltd. Class A (XSSC)	762,510	651	0.0%
* SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	636	0.0%
* China First Heavy Industries Class A (XSSC)	762,900	635	0.0%
* Sinochem International Corp. Class A (XSHG)	414,700	626	0.0%
* China Southern Airlines Co. Ltd. Class A	663,500	619	0.0%
* North Electro-Optic Co. Ltd. Class A	182,700	605	0.0%
* Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	604	0.0%
* Sichuan Chengfei Integration Technology Corp. Class A	110,023	604	0.0%
* Lanpec Technologies Ltd. Class A	315,300	597	0.0%
Minmetals Development Co. Ltd. Class A (XSHG)	252,800	589	0.0%
* COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	573	0.0%
* CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	568	0.0%
* Inner Mongolia Lantai Industrial Co. Ltd. Class A	283,200	534	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	526	0.0%
* Sinopec Oilfield Equipment Corp. Class A	218,699	515	0.0%
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	605,700	509	0.0%
* China Eastern Airlines Corp. Ltd. Class A (XSSC)	542,400	508	0.0%
* Air China Ltd. Class A (XSSC)	463,738	487	0.0%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* China Tungsten And Hightech Materials Co. Ltd. Class A	192,400	481	0.0%
* Cinda Real Estate Co. Ltd. Class A (XSSC)	548,150	470	0.0%
* North Navigation Control Technology Co. Ltd. Class A (XSHG)	128,300	461	0.0%
* Sinosteel Engineering & Technology Co. Ltd. Class A	238,000	458	0.0%
* Tian Di Science & Technology Co. Ltd. Class A (XSSC)	594,300	452	0.0%
* Sinoma Science & Technology Co. Ltd. Class A	152,200	435	0.0%
* East China Engineering Science and Technology Co. Ltd. Class A	159,830	432	0.0%
* CSSC Offshore and Marine Engineering Group Co. Ltd.
Class A (XSHG)	107,500	425	0.0%
* North Navigation Control Technology Co. Ltd. Class A (XSSC)	115,629	415	0.0%
* Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	146,050	412	0.0%
* Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	401	0.0%
* CITIC Heavy Industries Co. Ltd. Class A (XSSC)	430,215	391	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	385	0.0%
Sinotrans Shipping Ltd.	2,179,000	383	0.0%
* China Television Media Ltd. Class A (XSSC)	111,831	370	0.0%
* China National Software & Service Co. Ltd. Class A (XSHG)	97,500	367	0.0%
* Cangzhou Dahua Co. Ltd. Class A	168,483	362	0.0%
* Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	697,900	356	0.0%
* Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	347	0.0%
* Sinochem International Corp. Class A (XSSC)	226,001	341	0.0%
* Sinomach Automobile Co. Ltd. Class A (XSHG)	118,100	329	0.0%
* SGIS Songshan Co. Ltd. Class A	459,790	312	0.0%
* Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia
Class A	251,700	309	0.0%
* Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	305	0.0%
* Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	143,288	293	0.0%
* CSSC Offshore and Marine Engineering Group Co. Ltd.
Class A (XSSC)	73,970	292	0.0%
* China Coal Energy Co. Ltd. Class A	361,900	287	0.0%
* Shanghai Electric Power Co. Ltd. Class A (XSSC)	167,312	279	0.0%
* China CITIC Bank Corp. Ltd. Class A (XSSC)	301,100	272	0.0%
* Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	271	0.0%
* China Energy Engineering Corp. Ltd.	1,502,000	262	0.0%
* Guodian Nanjing Automation Co. Ltd. Class A	208,500	240	0.0%
* Offshore Oil Engineering Co. Ltd. Class A (XSSC)	184,204	209	0.0%
* China Television Media Ltd. Class A (XSHG)	59,700	198	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	122,600	195	0.0%
* CECEP Wind-Power Corp. Class A (XSHG)	112,900	179	0.0%
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	38,827	161	0.0%
* China National Software & Service Co. Ltd. Class A (XSSC)	40,067	151	0.0%
Minmetals Land Ltd.	1,444,000	148	0.0%
* Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	139	0.0%
* Besttone Holdings Co. Ltd. Class A (XSSC)	49,600	127	0.0%
* Minmetals Development Co. Ltd. Class A (XSSC)	49,600	116	0.0%
* COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	69	0.0%
* Agricultural Bank of China Ltd. Class A (XSSC)	20,000	10	0.0%
1 China—Other †		5,532,770	10.6%
		14,223,486	27.1%

Colombia †		358,876	0.7%

Czech Republic †		100,317	0.2%

15

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Egypt †		159,450	0.3%

Greece †		65,958	0.1%

Hong Kong †		6,692	0.0%

Hungary †		179,892	0.3%

India
Infosys Ltd.	29,006,455	527,680	1.0%
Housing Development Finance Corp. Ltd.	24,149,196	395,738	0.8%
Reliance Industries Ltd.	24,263,251	358,695	0.7%
Tata Consultancy Services Ltd.	7,200,680	274,946	0.5%
Sun Pharmaceutical Industries Ltd.	16,941,946	206,896	0.4%
Oil & Natural Gas Corp. Ltd.	31,407,444	102,752	0.2%
Coal India Ltd.	20,301,149	88,075	0.2%
State Bank of India	23,209,370	65,937	0.1%
NTPC Ltd.	30,693,893	64,318	0.1%
Indian Oil Corp. Ltd.	8,770,263	57,190	0.1%
Bharat Petroleum Corp. Ltd.	2,723,679	40,122	0.1%
Power Grid Corp. of India Ltd.	17,245,804	37,197	0.1%
GAIL India Ltd.	4,768,334	25,859	0.1%
NMDC Ltd.	12,524,666	17,961	0.1%
Bharat Heavy Electricals Ltd.	9,162,277	17,273	0.1%
Bharat Electronics Ltd.	953,385	16,951	0.0%
Bank of Baroda	6,949,190	16,495	0.0%
Hindustan Petroleum Corp. Ltd.	1,312,991	16,484	0.0%
Rural Electrification Corp. Ltd.	5,624,109	15,083	0.0%
Power Finance Corp. Ltd.	5,170,354	13,956	0.0%
Steel Authority of India Ltd.	16,285,438	11,620	0.0%
Oil India Ltd.	1,952,032	9,756	0.0%
Punjab National Bank	5,466,564	7,144	0.0%
NHPC Ltd.	22,030,580	6,850	0.0%
IDBI Bank Ltd.	5,164,037	5,392	0.0%
Canara Bank	1,678,089	5,198	0.0%
Union Bank of India	1,942,743	3,718	0.0%
* Mangalore Refinery & Petrochemicals Ltd	. 3,654,325	3,718	0.0%
Bank of India	2,250,398	3,130	0.0%
National Aluminium Co. Ltd.	4,228,774	2,938	0.0%
IFCI Ltd.	4,952,421	1,900	0.0%
Oriental Bank of Commerce	1,126,646	1,541	0.0%
Corp Bank	2,410,755	1,401	0.0%
Engineers India Ltd.	484,592	1,306	0.0%
* Indian Overseas Bank	2,108,758	994	0.0%
Central Bank of India	782,426	966	0.0%
Indian Bank	598,303	878	0.0%
* Shipping Corp. of India Ltd.	522,596	549	0.0%
UCO Bank	800,000	479	0.0%
Gujarat Mineral Development Corp. Ltd.	368,128	385	0.0%
Syndicate Bank	307,813	322	0.0%
Vijaya Bank	612,304	292	0.0%
Andhra Bank	286,108	238	0.0%
1 India—Other †		3,814,346	7.3%
		6,244,669	11.9%

16

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Indonesia
* Telekomunikasi Indonesia Persero Tbk PT	768,218,105	206,107	0.4%
Bank Central Asia Tbk PT	187,406,824	184,952	0.4%
Astra International Tbk PT	307,770,200	156,180	0.3%
Bank Rakyat Indonesia Persero Tbk PT	164,546,300	128,591	0.2%
Bank Mandiri Persero Tbk PT	143,235,580	104,122	0.2%
Bank Negara Indonesia Persero Tbk PT	116,847,461	40,456	0.1%
* Semen Indonesia Persero Tbk PT	46,132,704	34,483	0.1%
Perusahaan Gas Negara Persero Tbk	164,567,404	32,520	0.1%
Jasa Marga Persero Tbk PT	32,119,400	13,235	0.0%
* Aneka Tambang Persero Tbk PT	155,997,191	8,974	0.0%
Tambang Batubara Bukit Asam Persero Tbk PT	13,199,525	7,021	0.0%
Waskita Karya Persero Tbk PT	20,148,900	3,570	0.0%
Bank Tabungan Negara Persero Tbk PT	21,652,700	2,879	0.0%
* Wijaya Karya Persero Tbk PT	12,516,500	2,507	0.0%
Wijaya Karya Beton Tbk PT	31,862,400	2,324	0.0%
* Krakatau Steel Persero Tbk PT	18,574,400	886	0.0%
Timah Persero Tbk PT	10,469,600	613	0.0%
Indonesia—Other †		466,041	0.9%
		1,395,461	2.7%
Malaysia
Public Bank Bhd. (Local)	48,091,100	230,041	0.4%
Tenaga Nasional Bhd.	53,965,507	198,241	0.4%
Malayan Banking Bhd.	81,628,188	186,358	0.4%
1 Malaysia—Other †		1,692,697	3.2%
		2,307,337	4.4%
Mexico
Fomento Economico Mexicano SAB de CV	33,141,376	308,363	0.6%
America Movil SAB de CV	432,382,022	305,601	0.6%
Grupo Televisa SAB	40,229,647	234,438	0.4%
Wal-Mart de Mexico SAB de CV	85,671,802	211,881	0.4%
Grupo Financiero Banorte SAB de CV	34,458,787	195,621	0.4%
1 Mexico—Other †		1,474,603	2.8%
		2,730,507	5.2%

Pakistan †		34,406	0.1%

Peru †		150,282	0.3%

Philippines †		976,176	1.9%

Poland †		754,210	1.4%

Russia
Sberbank of Russia PJSC	163,242,388	311,650	0.6%
Gazprom PAO	85,443,353	222,614	0.4%
Gazprom PAO ADR	40,610,515	211,012	0.4%
Lukoil PJSC ADR	4,228,413	180,163	0.4%
AK Transneft OAO Preference Shares	23,687	73,275	0.1%
VTB Bank PJSC	58,129,231,072	62,867	0.1%
Rosneft OAO GDR	10,808,521	59,318	0.1%
Rosneft OAO	6,628,175	35,959	0.1%
RusHydro PJSC	2,053,193,032	21,893	0.1%
1 VTB Bank PJSC GDR	10,032,147	21,555	0.1%

17

Emerging Markets Stock Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
Bashneft PAO	391,744	17,418	0.0%
*	Bashneft PAO Preference Shares	300,228	8,631	0.0%
*	Aeroflot - Russian Airlines OJSC	6,789,524	8,132	0.0%
Federal Grid Co. Unified Energy System JSC	5,240,625,478	8,129	0.0%
Inter RAO UES PJSC	273,165,670	7,582	0.0%
*	Rosseti PJSC	483,908,605	4,661	0.0%
Mosenergo OAO	28,759,534	635	0.0%
OGK-2 PAO	97,144,880	425	0.0%
Russia—Other †	1,107,852	2.1%
2,363,771	4.5%
South Africa
Naspers Ltd.	6,348,956	873,689	1.7%
MTN Group Ltd.	26,803,131	280,589	0.5%
Sasol Ltd.	8,432,242	275,820	0.5%
*	Steinhoff International Holdings NV	37,890,453	237,025	0.5%
^	Standard Bank Group Ltd.	18,270,028	164,071	0.3%
South Africa—Other †	2,652,720	5.1%
4,483,914	8.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	252,443,845	1,159,820	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,425,051	529,007	1.0%
Hon Hai Precision Industry Co. Ltd.	212,060,108	505,141	1.0%
Formosa Plastics Corp.	75,394,616	187,243	0.4%
Formosa Chemicals & Fibre Corp.	67,825,918	172,833	0.3%
Nan Ya Plastics Corp.	88,207,253	172,389	0.3%
MediaTek Inc.	22,324,192	158,323	0.3%
Taiwan—Other †	4,645,352	8.9%
7,530,108	14.4%

Thailand †	1,478,696	2.8%

Turkey †	945,955	1.8%

United Arab Emirates †	507,212	1.0%

United Kingdom †	7,275	0.0%
Total Common Stocks (Cost $57,153,530)	52,073,748	99.4%[2]

Coupon
Temporary Cash Investments
Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.495%	1,140,177,895	1,140,178	2.2%

5U.S. Government and Agency Obligations †	19,783	0.0%
Total Temporary Cash Investments (Cost $1,159,952)	1,159,961	2.2%[2]
Total Investments (Cost $58,313,482)	53,233,709	101.6%

18

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,341
Receivables for Investment Securities Sold	104,370
Receivables for Accrued Income	51,940
Receivables for Capital Shares Issued	74,528
Other Assets	101,438
Total Other Assets	336,617	0.6%
Liabilities
Payables for Investment Securities Purchased	(90,023)
Collateral for Securities on Loan	(928,574)
Payables for Capital Shares Redeemed	(17,189)
Payables to Vanguard	(56,116)
Other Liabilities	(58,062)
Total Liabilities	(1,149,964)	(2.2%)
Net Assets	52,420,362	100.0%

At April 30, 2016, net assets consisted of:
		Amount
		($000)
Paid-in Capital		65,562,732
Undistributed Net Investment Income		78,312
Accumulated Net Realized Losses		(8,153,207)
Unrealized Appreciation (Depreciation)
Investment Securities		(5,079,773)
Futures Contracts		10,788
Foreign Currencies		1,510
Net Assets		52,420,362

Investor Shares—Net Assets
Applicable to 68,691,715 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,515,080
Net Asset Value Per Share—Investor Shares		$22.06

ETF Shares—Net Assets
Applicable to 1,038,593,607 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		36,174,229
Net Asset Value Per Share—ETF Shares		$34.83

Admiral Shares—Net Assets
Applicable to 279,888,770 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,108,536
Net Asset Value Per Share—Admiral Shares		$28.97

19

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 173,465,469 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,821,530
Net Asset Value Per Share—Institutional Shares	$22.03

Institutional Plus Shares—Net Assets
Applicable to 38,217,220 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,800,987
Net Asset Value Per Share—Institutional Plus Shares	$73.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $840,712,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $429,172,000, representing 0.8% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
3 Includes $928,574,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $11,490,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Dividends[1]	380,275
Interest[2]	507
Securities Lending	17,706
Total Income	398,488
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,864
Management and Administrative—Investor Shares	1,665
Management and Administrative—ETF Shares	11,080
Management and Administrative—Admiral Shares	2,175
Management and Administrative—Institutional Shares	596
Management and Administrative—Institutional Plus Shares	207
Marketing and Distribution—Investor Shares	183
Marketing and Distribution—ETF Shares	987
Marketing and Distribution—Admiral Shares	438
Marketing and Distribution—Institutional Shares	56
Marketing and Distribution—Institutional Plus Shares	25
Custodian Fees	15,431
Auditing Fees	1
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—ETF Shares	426
Shareholders’ Reports—Admiral Shares	29
Shareholders’ Reports—Institutional Shares	8
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	12
Total Expenses	35,199
Net Investment Income	363,289
Realized Net Gain (Loss)
Investment Securities Sold	(2,094,485)
Futures Contracts	4,484
Foreign Currencies	305
Realized Net Gain (Loss)	(2,089,696)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,643,809
Futures Contracts	(3,372)
Foreign Currencies	2,879
Change in Unrealized Appreciation (Depreciation)	1,643,316
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,091)
1 Dividends are net of foreign withholding taxes of $32,159,000.
2 Interest income from an affiliated company of the fund was $467,000.
See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	363,289	1,679,389
Realized Net Gain (Loss)	(2,089,696)	(1,993,789)
Change in Unrealized Appreciation (Depreciation)	1,643,316	(10,361,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,091)	(10,676,315)
Distributions
Net Investment Income
Investor Shares	(8,560)	(45,750)
ETF Shares	(225,693)	(1,206,542)
Admiral Shares	(49,919)	(237,570)
Institutional Shares	(23,818)	(105,620)
Institutional Plus Shares	(18,862)	(77,229)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(326,852)	(1,672,711)
Capital Share Transactions
Investor Shares	(47,086)	(137,894)
ETF Shares	(542,164)	(1,905,825)
Admiral Shares	86,827	874,453
Institutional Shares	178,375	380,858
Institutional Plus Shares	239,320	363,624
Net Increase (Decrease) from Capital Share Transactions	(84,728)	(424,784)
Total Increase (Decrease)	(494,671)	(12,773,810)
Net Assets
Beginning of Period	52,915,033	65,688,843
End of Period[1]	52,420,362	52,915,033
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $78,312,000 and $41,604,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.16	$27.02	$26.78	$26.36	$26.39	$29.49
Investment Operations
Net Investment Income	.132	.642	.672	.667	. 576	. 589
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.110)	(4.865)	.271	.548	.237	(3.255)
Total from Investment Operations	.022	(4.223)	.943	1.215	.813	(2.666)
Distributions
Dividends from Net Investment Income	(.122)	(. 637)	(.703)	(.795)	(. 843)	(. 434)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.122)	(. 637)	(.703)	(.795)	(. 843)	(. 434)
Net Asset Value, End of Period	$22.06	$22.16	$27.02	$26.78	$26.36	$26.39

Total Return[2]	0.14%	-15.74%	3.59%	4.78%	3.30%	-9.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,515	$1,573	$2,063	$2,181	$2,333	$2,585
Ratio of Total Expenses to
Average Net Assets	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	1.26%	2.53%	2.56%	2.45%	2.38%	2.25%
Portfolio Turnover Rate [3]	14%	7%	9%	26%	8%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.98	$42.66	$42.28	$41.65	$41.73	$46.70
Investment Operations
Net Investment Income	.241	1.086	1.137	1.129	.984	1.019
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.175)	(7.685)	.428	.860	.367	(5.174)
Total from Investment Operations	.066	(6.599)	1.565	1.989	1.351	(4.155)
Distributions
Dividends from Net Investment Income	(.216)	(1.081)	(1.185)	(1.359)	(1.431)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.216)	(1.081)	(1.185)	(1.359)	(1.431)	(.815)
Net Asset Value, End of Period	$34.83	$34.98	$42.66	$42.28	$41.65	$41.73

Total Return	0.23%	-15.59%	3.77%	4.97%	3.47%	-9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,174	$37,071	$48,000	$51,083	$57,125	$46,289
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.45%	2.71%	2.74%	2.63%	2.53%	2.38%
Portfolio Turnover Rate [2]	14%	7%	9%	26%	8%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.10	$35.49	$35.17	$34.65	$34.71	$38.82
Investment Operations
Net Investment Income	. 200.903		.946	.940	.816	.820
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.151)	(6.394)	.361	.709	.311	(4.277)
Total from Investment Operations	.049	(5.491)	1.307	1.649	1.127	(3.457)
Distributions
Dividends from Net Investment Income	(.179)	(.899)	(.987)	(1.129)	(1.187)	(.653)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.179)	(.899)	(.987)	(1.129)	(1.187)	(.653)
Net Asset Value, End of Period	$28.97	$29.10	$35.49	$35.17	$34.65	$34.71

Total Return[2]	0.21%	-15.60%	3.79%	4.94%	3.49%	-9.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,109	$8,060	$8,870	$6,959	$6,801	$6,486
Ratio of Total Expenses to
Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.45%	2.71%	2.74%	2.63%	2.53%	2.38%
Portfolio Turnover Rate [3]	14%	7%	9%	26%	8%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$22.13	$26.99	$26.74	$26.36	$26.42	$29.55
Investment Operations
Net Investment Income	.156	.696	.726	.725	.643	.657
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(.116)	(4.865)	.283	.532	.225	(3.259)
Total from Investment Operations	.040	(4.169)	1.009	1.257	.868	(2.602)
Distributions
Dividends from Net Investment Income	(.140)	(. 691)	(.759)	(. 877)	(. 928)	(. 528)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.140)	(. 691)	(.759)	(. 877)	(. 928)	(. 528)
Net Asset Value, End of Period	$22.03	$22.13	$26.99	$26.74	$26.36	$26.42

Total Return[2]	0.22%	-15.57%	3.85%	4.95%	3.54%	-9.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,822	$3,645	$4,002	$3,558	$2,495	$1,305
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.48%	2.74%	2.77%	2.66%	2.59%	2.45%
Portfolio Turnover Rate [3]	14%	7%	9%	26%	8%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.00, and $.02. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months					Dec. 15,
	Ended					2010[1] to
			Year Ended October 31,
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$73.61	$89.77	$88.97	$87.68	$87.90	$99.35
Investment Operations
Net Investment Income	.524	2.326	2.436	2.426	2.131	2.215
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(.375)	(16.171)	.904	1.792	.776	(11.911)
Total from Investment Operations	.149	(13.845)	3.340	4.218	2.907	(9.696)
Distributions
Dividends from Net Investment Income	(.469)	(2.315)	(2.540)	(2.928)	(3.127)	(1.754)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.469)	(2.315)	(2.540)	(2.928)	(3.127)	(1.754)
Net Asset Value, End of Period	$73.29	$73.61	$89.77	$88.97	$87.68	$87.90

Total Return[3]	0.25%	-15.55%	3.83%	4.99%	3.56%	-9.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,801	$2,566	$2,754	$2,320	$1,607	$1,581
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to
Average Net Assets	1.50%	2.76%	2.79%	2.68%	2.61%	2.48%[4]
Portfolio Turnover Rate [5]	14%	7%	9%	26%	8%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, $.01, and $.05. Purchase and redemption fees were eliminated effective February 29, 2012, and May 23, 2012, respectively.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position

28

Emerging Markets Stock Index Fund

in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

29

Emerging Markets Stock Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,341,000, representing 0.01% of the fund’s net assets and 1.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30

Emerging Markets Stock Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,284,910	23,853	—
Common Stocks—Other	908,717	42,655,375	200,893
Temporary Cash Investments	1,140,178	19,783	—
Futures Contracts—Liabilities[1]	(964)	—	—
Total	10,332,841	42,699,011	200,893
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $2,409,146,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2016, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Market Index	June 2016	5,700	238,944	10,972
E-mini S&P 500 Index	June 2016	500	51,478	(184)
				10,788

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

31

Emerging Markets Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2016, the fund realized net foreign currency gains of $305,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund realized gains on the sale of securities that were subject to capital gains tax in certain foreign countries. Capital gains taxes reduce realized gains for financial statement purposes but are treated as an expense for tax purposes. Accordingly, $34,000 of capital gains tax has been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2016, the fund realized $212,839,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $6,261,919,000 to offset future net capital gains. Of this amount, $2,165,283,000 is subject to expiration dates; $59,681,000 may be used to offset future net capital gains through October 31, 2016, $1,591,794,000 through October 31, 2017, $212,374,000 through October 31, 2018, and $301,434,000 through October 31, 2019. Capital losses of $4,096,636,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $58,384,675,000. Net unrealized depreciation of investment securities for tax purposes was $5,150,966,000, consisting of unrealized gains of $8,308,969,000 on securities that had risen in value since their purchase and $13,459,935,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $4,471,668,000 of investment securities and sold $4,447,942,000 of investment securities, other than temporary cash investments. Purchases and sales include $372,039,000 and $1,021,634,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

32

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	142,711	6,886	364,606	14,768
Issued in Lieu of Cash Distributions	8,102	392	43,224	1,839
Redeemed	(197,899)	(9,590)	(545,724)	(21,958)
Net Increase (Decrease)—Investor Shares	(47,086)	(2,312)	(137,894)	(5,351)
ETF Shares
Issued	1,120,281	33,448	2,723,101	66,677
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,662,445)	(54,600)	(4,628,926)	(132,000)
Net Increase (Decrease)—ETF Shares	(542,164)	(21,152)	(1,905,825)	(65,323)
Admiral Shares
Issued	1,322,990	48,684	2,379,828	73,134
Issued in Lieu of Cash Distributions	43,694	1,607	207,486	6,725
Redeemed	(1,279,857)	(47,437)	(1,712,861)	(52,780)
Net Increase (Decrease)—Admiral Shares	86,827	2,854	874,453	27,079
Institutional Shares
Issued	777,698	37,659	1,464,969	59,422
Issued in Lieu of Cash Distributions	22,130	1,070	97,029	4,142
Redeemed	(621,453)	(29,992)	(1,181,140)	(47,125)
Net Increase (Decrease)—Institutional Shares	178,375	8,737	380,858	16,439
Institutional Plus Shares
Issued	531,061	7,763	622,489	7,130
Issued in Lieu of Cash Distributions	17,637	256	69,085	885
Redeemed	(309,378)	(4,661)	(327,950)	(3,832)
Net Increase (Decrease)—Institutional Plus Shares	239,320	3,358	363,624	4,183

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,001.36	$1.64
FTSE Emerging Markets ETF Shares	1,000.00	1,002.28	0.70
Admiral Shares	1,000.00	1,002.10	0.70
Institutional Shares	1,000.00	1,002.23	0.55
Institutional Plus Shares	1,000.00	1,002.45	0.45
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.22	$1.66
FTSE Emerging Markets ETF Shares	1,000.00	1,024.17	0.70
Admiral Shares	1,000.00	1,024.17	0.70
Institutional Shares	1,000.00	1,024.32	0.55
Institutional Plus Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.33% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

36

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

37

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; and FTSE Emerging Markets All Cap China A Transition Index thereafter. Benchmark returns are adjusted for withholding taxes.

38

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Chris D. McIsaac
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing> 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5332 062016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)[1]
Austria (0.5%)
*	Erste Group Bank AG	633,742	18,243
	OMV AG	312,389	9,400
	voestalpine AG	251,823	9,087
	ANDRITZ AG	157,071	8,817
	Wienerberger AG	257,693	5,090
*	IMMOFINANZ AG	2,002,328	4,723
*	Raiffeisen Bank International AG	258,498	4,138
	CA Immobilien Anlagen AG	161,155	3,078
	BUWOG AG	144,835	3,049
	Oesterreichische Post AG	74,303	2,904
*	Conwert Immobilien Invest SE	148,909	2,356
	Mayr Melnhof Karton AG	17,450	2,053
^	Verbund AG	146,097	2,041
	Vienna Insurance Group AG Wiener Versicherung Gruppe	88,917	2,006
	UNIQA Insurance Group AG	242,166	1,751
	DO & CO AG	14,699	1,666
	Schoeller-Bleckmann Oilfield Equipment AG	23,946	1,616
	Lenzing AG	17,181	1,330
	RHI AG	55,219	1,189
	Flughafen Wien AG	10,301	1,178
	S IMMO AG	113,475	1,114
	Strabag SE	33,583	1,056
	Telekom Austria AG	167,581	1,052
	EVN AG	70,287	843
	Zumtobel Group AG	61,339	798
	Palfinger AG	25,978	796
^	Semperit AG Holding	21,978	790
	Kapsch TrafficCom AG	12,076	415
			92,579
Belgium (2.3%)
	Anheuser-Busch InBev SA/NV	1,752,143	217,361
	KBC Groep NV	604,589	34,016
	Delhaize Group	225,197	23,665
^	UCB SA	267,397	20,057
	Ageas	454,985	17,880
	Solvay SA Class A	154,871	15,690
^	Groupe Bruxelles Lambert SA	170,582	15,092
^	Proximus SADP	307,780	10,373
^	Umicore SA	202,349	10,101
	Colruyt SA	138,832	8,005
	Ackermans & van Haaren NV	54,695	7,130
	bpost SA	219,457	6,197
*	Cofinimmo SA	44,349	5,513
*	Telenet Group Holding NV	106,846	5,319
	Ontex Group NV	153,740	4,716
	Sofina SA	34,275	4,373
	Bekaert SA	75,109	3,308
	Euronav NV	280,469	3,089
	Elia System Operator SA/NV	58,476	3,025
	Warehouses De Pauw CVA	31,402	2,861
	D'ieteren SA/NV	60,409	2,680
	Melexis NV	47,095	2,607
	Befimmo SA	36,629	2,450
	Gimv NV	40,982	2,277
	Ion Beam Applications	43,621	1,799
*	Tessenderlo Chemie NV (Voting Shares)	51,282	1,765
*	Nyrstar (Voting Shares)	2,124,076	1,681
	Cie d'Entreprises CFE	15,521	1,543
*	AGFA-Gevaert NV	362,114	1,440
*	Mobistar SA	62,387	1,366
	Econocom Group SA/NV	125,072	1,350

1

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kinepolis Group NV	28,932	1,277
	Barco NV	17,314	1,209
	KBC Ancora	33,924	1,198
	Van de Velde NV	13,881	974
	EVS Broadcast Equipment SA	21,921	743
	Wereldhave Belgium NV	4,568	597
			444,727
Denmark (2.9%)
	Novo Nordisk A/S Class B	4,053,620	226,331
	Danske Bank A/S	1,672,506	47,323
	Vestas Wind Systems A/S	480,810	34,417
	Pandora A/S	247,224	32,142
	Novozymes A/S	493,115	23,651
	Carlsberg A/S Class B	233,599	22,772
^	AP Moeller - Maersk A/S Class B	14,085	19,825
*	Genmab A/S	118,189	17,536
	DSV A/S	405,775	17,082
	Coloplast A/S Class B	219,903	16,474
	ISS A/S	405,767	15,413
	AP Moeller - Maersk A/S Class A	9,778	13,322
	Chr Hansen Holding A/S	193,001	12,018
	TDC A/S	1,765,581	9,040
	GN Store Nord A/S	332,393	6,541
	Jyske Bank A/S	156,983	6,424
*	William Demant Holding A/S	51,976	5,345
	Tryg A/S	251,189	4,746
	Sydbank A/S	157,278	4,449
*	H Lundbeck A/S	130,777	4,370
^	FLSmidth & Co. A/S	108,222	4,207
	Royal Unibrew A/S	90,188	4,075
*	Topdanmark A/S	153,444	4,063
	SimCorp A/S	74,320	3,343
	NKT Holding A/S	52,235	2,978
	Dfds A/S	65,979	2,633
	Rockwool International A/S Class B	13,780	2,297
^	ALK-Abello A/S	12,634	2,055
^	Ambu A/S Class B	52,789	1,820
*	Bavarian Nordic A/S	44,407	1,698
	Spar Nord Bank A/S	182,439	1,490
	Matas A/S	77,364	1,476
	Schouw & Co.	23,832	1,394
*	Alm Brand A/S	141,702	1,054
*,^	Bang & Olufsen A/S	75,061	815
	Solar A/S Class B	13,858	712
*,^	D/S Norden A/S	18,961	332
			575,663
Finland (1.7%)
	Nokia Oyj	12,556,027	74,125
	Sampo Oyj Class A	1,033,713	45,216
	Kone Oyj Class B	834,139	38,114
	UPM-Kymmene Oyj	1,165,780	22,316
	Fortum Oyj	977,094	14,731
	Wartsila OYJ Abp	339,286	14,561
	Elisa Oyj	347,042	12,977
	Stora Enso Oyj	1,259,868	11,015
	Nokian Renkaat Oyj	293,984	10,859
	Neste Oyj	284,376	9,113
	Huhtamaki Oyj	228,650	8,994
	Orion Oyj Class B	225,152	7,863
	Amer Sports Oyj	259,916	7,695
	Metso Oyj	297,024	7,154
	Kesko Oyj Class B	150,106	6,004
	Tieto Oyj	160,507	4,218
	Valmet Oyj	298,340	3,746

2

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Cargotec Oyj Class B	91,832	3,476
	Metsa Board Oyj	494,007	3,106
	Konecranes Oyj	130,249	2,991
	Sponda Oyj	533,693	2,324
	Citycon Oyj	871,621	2,210
	Caverion Corp.	281,897	2,069
	Kemira Oyj	160,764	1,951
^	YIT Oyj	274,203	1,872
	Uponor Oyj	119,686	1,847
*	Outokumpu Oyj	430,864	1,814
*,^	Outotec Oyj	395,674	1,578
	Oriola-KD Oyj	267,474	1,324
	Raisio Oyj	236,625	1,167
	Cramo Oyj	54,009	1,082
	Ramirent Oyj	141,160	987
	Sanoma Oyj	196,335	961
*	Finnair Oyj	148,148	882
*,^	Stockmann OYJ Abp Class B	63,166	439
	F-Secure Oyj	144,692	424
			331,205
France (13.7%)
	TOTAL SA	4,595,659	232,269
^	Sanofi	2,480,984	204,500
	BNP Paribas SA	2,145,269	113,612
^	AXA SA	4,231,241	106,838
^	LVMH Moet Hennessy Louis Vuitton SE	550,095	91,653
	Danone SA	1,248,797	87,495
*	Schneider Electric SE	1,213,666	79,359
^	Vinci SA	1,023,969	76,479
	Airbus Group SE	1,217,083	76,089
	Orange SA	4,189,372	69,602
	Societe Generale SA	1,609,811	63,342
	Essilor International SA	437,589	56,649
	L'Oreal SA	289,523	52,591
^	Engie SA	3,124,614	51,536
	Pernod Ricard SA	466,174	50,354
^	Vivendi SA	2,583,985	49,639
	Air Liquide SA	414,419	47,002
	Cie de Saint-Gobain	997,532	45,710
	Safran SA	649,800	44,797
	L'Oreal SA Loyalty Line	232,325	42,201
^	Cie Generale des Etablissements Michelin	397,001	41,467
	Air Liquide SA (Prime de fidelite)	337,631	38,293
	Renault SA	378,008	36,473
	Carrefour SA	1,191,104	33,745
	Legrand SA	583,315	33,248
	Capgemini SA	348,685	32,547
	Publicis Groupe SA	416,745	30,841
	Kering	163,957	28,118
	Valeo SA	170,844	27,099
	Veolia Environnement SA	1,026,262	25,211
	Dassault Systemes	277,287	21,689
^	Klepierre	449,738	21,152
	Sodexo SA	200,925	20,298
	Credit Agricole SA	1,816,516	20,107
	Christian Dior SE	113,209	19,893
	Thales SA	228,643	19,786
^	Accor SA	446,784	19,785
	Hermes International	52,422	18,671
^	SES SA	652,566	17,829
	Atos SE	193,733	17,244
*,^	Technip SA	246,058	14,422
^	Ingenico Group SA	120,468	14,201
^	Bouygues SA	422,697	14,105

3

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Peugeot SA	849,878	13,697
	Bureau Veritas SA	563,113	13,348
^	Suez Environnement Co.	707,977	13,048
	Groupe Eurotunnel SE	1,006,962	12,857
	Gecina SA	87,441	12,636
	Arkema SA	152,333	12,159
^	SCOR SE	344,223	11,726
	Natixis SA	2,042,831	11,272
	Teleperformance	124,772	11,207
	Iliad SA	51,130	11,180
	Eiffage SA	139,915	11,131
	Eutelsat Communications SA	357,561	11,109
	Rexel SA	664,865	10,081
	Zodiac Aerospace	425,147	9,975
	Edenred	439,842	8,676
*	Alstom SA	337,880	8,640
	Bollore SA	2,163,653	8,569
	Societe BIC SA	59,562	8,457
	STMicroelectronics NV	1,372,231	8,437
	Aeroports de Paris	63,427	7,984
	Wendel SA	67,182	7,764
	Orpea	93,177	7,687
^	Casino Guichard Perrachon SA	127,235	7,572
*	Fonciere Des Regions	79,339	7,506
	Eurofins Scientific SE	18,663	6,924
	JCDecaux SA	153,919	6,820
	Faurecia	164,702	6,805
	SEB SA	59,422	6,657
	Lagardere SCA	250,330	6,643
	Numericable-SFR SA	202,609	6,638
2	Euronext NV	155,230	6,562
	Electricite de France SA	448,196	6,439
2	Elior Group	289,469	6,222
	ICADE	78,437	6,171
	Rubis SCA	78,320	6,118
	Imerys SA	82,752	6,111
^	CNP Assurances	357,866	6,098
	Eurazeo SA	86,265	6,075
*	UBISOFT Entertainment	204,300	5,930
	Credit Agricole SA Loyalty Line	497,173	5,503
	Technicolor SA	800,024	5,488
	Nexity SA	89,761	4,811
	Ipsen SA	76,676	4,636
	Remy Cointreau SA	51,235	4,260
	Plastic Omnium SA	127,682	4,231
	BioMerieux	31,481	4,063
	Altran Technologies SA	257,513	3,822
*	Nexans SA	73,879	3,437
	Sartorius Stedim Biotech	8,888	3,397
^	Vallourec SA	642,020	3,343
	Elis SA	179,592	3,299
	Sopra Steria Group	26,904	3,130
	Alten SA	50,315	3,107
*	DBV Technologies SA	44,363	3,029
	Havas SA	357,006	2,993
*	Air France-KLM	326,237	2,923
^	Societe Television Francaise 1	233,926	2,818
	Euler Hermes Group	29,212	2,777
	Metropole Television SA	146,229	2,774
	Korian SA	83,716	2,638
*	SPIE SA	130,983	2,574
*,2	Worldline SA	86,749	2,432
	Vicat SA	34,099	2,374
	IPSOS	74,059	2,208

4

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Mercialys SA	91,788	2,045
*,2	Europcar Groupe SA	159,479	1,849
	Neopost SA	74,557	1,826
	Virbac SA	9,650	1,760
	Electricite de France SA Loyalty Line	122,442	1,759
	Saft Groupe SA	55,989	1,739
*,^	Genfit	47,469	1,618
*,^	CGG SA	1,709,990	1,607
	Faiveley Transport SA	14,621	1,591
	Gaztransport Et Technigaz SA	40,928	1,519
	Coface SA	175,043	1,414
*	GameLoft SE	153,429	1,300
	Tarkett SA	38,775	1,265
*,^	Etablissements Maurel et Prom	302,565	1,219
*	Groupe Fnac SA	21,047	1,214
	LISI	41,333	1,183
	Trigano SA	20,093	1,179
	Vilmorin & Cie SA	14,468	1,036
^	Rallye SA	50,343	967
	FFP	12,238	945
	Beneteau SA	81,051	942
	Boiron SA	11,621	932
*	Parrot SA	45,837	923
	Bonduelle SCA	30,655	905
	Fonciere de Paris SIIC	5,362	889
^	Bourbon SA	58,967	870
*,^	Eramet	20,707	825
	Guerbet	11,169	734
*	Euro Disney SCA	500,156	728
	Albioma SA	39,283	640
	Assystem	24,260	630
	Derichebourg SA	186,068	593
	Jacquet Metal Service	29,675	441
	Mersen	27,102	433
	Haulotte Group SA	27,288	426
	GL Events	21,932	421
	Manitou BF SA	22,042	383
*	Esso SA Francaise	5,970	271
^	Solocal Group	40,407	241
	Union Financiere de France BQE SA	6,570	196
*	Stallergenes Greer plc	5,371	164
			2,678,561
Germany (13.4%)
	Bayer AG	1,816,546	209,934
	Siemens AG	1,669,680	174,730
	Allianz SE	1,000,113	170,148
	BASF SE	2,027,923	167,772
	SAP SE	1,963,317	154,045
	Daimler AG	2,098,409	146,211
*	Deutsche Telekom AG	6,953,814	122,064
	Bayerische Motoren Werke AG	714,093	66,064
	Fresenius SE & Co. KGaA	861,277	62,803
	Linde AG	406,373	62,176
	Deutsche Post AG	2,088,470	61,345
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	321,700	59,806
	Volkswagen AG Preference Shares	402,723	58,421
	Deutsche Bank AG	3,029,847	57,425
	adidas AG	439,700	56,729
	Continental AG	237,120	52,217
	Henkel AG & Co. KGaA Preference Shares	381,243	43,545
	E.ON SE	4,115,773	42,657
	Fresenius Medical Care AG & Co. KGaA	468,483	40,776
	Infineon Technologies AG	2,458,171	35,072
	Vonovia SE	1,023,248	34,492

5

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Deutsche Boerse AG	410,208	33,756
	HeidelbergCement AG	308,778	27,494
*	Merck KGaA	284,569	26,800
	Henkel AG & Co. KGaA	256,086	26,050
	ProSiebenSat.1 Media SE	468,945	23,956
	Deutsche Wohnen AG	742,409	22,764
	thyssenkrupp AG	932,623	21,732
	Commerzbank AG	2,282,676	21,406
	Brenntag AG	338,765	19,899
	Beiersdorf AG	219,129	19,677
	Porsche Automobil Holding SE Preference Shares	334,456	18,684
	GEA Group AG	389,522	18,101
	Symrise AG	266,834	17,710
*	RWE AG	1,054,372	15,797
	Hannover Rueck SE	132,314	15,126
	LEG Immobilien AG	137,264	12,733
	United Internet AG	259,606	12,689
	METRO AG	361,685	11,539
*	QIAGEN NV	493,569	11,101
^	Wirecard AG	254,113	11,006
	MTU Aero Engines AG	112,463	10,633
	LANXESS AG	202,581	10,609
^	K&S AG	419,930	10,482
	Volkswagen AG	64,203	10,253
	OSRAM Licht AG	186,356	9,731
	Bayerische Motoren Werke AG Preference Shares	120,785	9,617
	HUGO BOSS AG	142,102	9,068
	Evonik Industries AG	283,993	9,011
	MAN SE	78,004	8,466
^	Deutsche Lufthansa AG	511,511	7,964
	KION Group AG	144,179	7,873
*,2	Zalando SE	229,118	7,606
	Telefonica Deutschland Holding AG	1,493,268	7,598
	Rheinmetall AG	92,544	7,251
	Freenet AG	234,332	7,173
^	RTL Group SA	85,586	7,166
	Fuchs Petrolub SE Preference Shares	153,785	6,585
	STADA Arzneimittel AG	137,990	5,867
	HOCHTIEF AG	44,749	5,749
	Axel Springer SE	99,984	5,591
	TUI AG	383,129	5,565
^	KUKA AG	56,245	5,555
	Aurubis AG	99,891	5,429
*	Dialog Semiconductor plc	153,697	5,360
	Gerresheimer AG	69,537	5,186
	Fraport AG Frankfurt Airport Services Worldwide	82,044	4,974
	Deutsche EuroShop AG	101,411	4,732
	Aareal Bank AG	132,615	4,721
	Sartorius AG Preference Shares	18,844	4,657
*	Rational AG	9,130	4,640
	Software AG	114,015	4,365
	Fielmann AG	55,110	4,072
	DMG Mori AG	81,552	3,910
*	Nordex SE	138,457	3,896
^	Drillisch AG	92,333	3,819
	Krones AG	32,434	3,704
	Norma Group SE	70,798	3,656
	TAG Immobilien AG	261,054	3,471
*	Wincor Nixdorf AG	61,174	3,348
	Jungheinrich AG Preference Shares	35,465	3,346
	alstria office REIT-AG	230,242	3,233
*	GRENKELEASING AG	16,372	3,231
	Wacker Chemie AG	32,920	3,163
^	Bilfinger SE	72,314	3,157

6

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Suedzucker AG	172,410	3,044
*	MorphoSys AG	57,658	2,893
	Salzgitter AG	85,197	2,888
	FUCHS PETROLUB SE	75,514	2,787
^	Stroeer SE & Co. KGaA	56,113	2,768
	Talanx AG	83,056	2,764
	Bechtle AG	25,574	2,675
	Hella KGaA Hueck & Co.	68,958	2,640
	TLG Immobilien AG	122,600	2,597
	CTS Eventim AG & Co. KGaA	72,416	2,541
	RHOEN-KLINIKUM AG	81,676	2,541
	Leoni AG	70,192	2,537
	Duerr AG	30,638	2,458
	Kloeckner & Co. SE	203,359	2,374
	Pfeiffer Vacuum Technology AG	21,976	2,367
*,2	Deutsche Pfandbriefbank AG	223,873	2,363
	Nemetschek SE	39,390	2,204
	Indus Holding AG	40,518	2,068
*	PATRIZIA Immobilien AG	84,675	1,964
	CompuGroup Medical SE	49,921	1,962
*	zooplus AG	13,473	1,893
*,2	ADO Properties SA	51,229	1,687
	Sixt SE	28,810	1,671
	KWS Saat SE	4,635	1,608
	Sixt SE Preference Shares	35,746	1,566
*,^	SGL Carbon SE	131,396	1,540
	ElringKlinger AG	60,910	1,495
	Takkt AG	68,861	1,439
*	Vossloh AG	20,036	1,388
	Jenoptik AG	86,279	1,350
	BRAAS Monier Building Group SA	48,321	1,343
	Puma SE	5,717	1,304
*,^	SMA Solar Technology AG	24,307	1,294
	Bertrandt AG	11,131	1,288
	XING AG	6,245	1,186
*,^	Heidelberger Druckmaschinen AG	505,202	1,142
	Carl Zeiss Meditec AG	34,381	1,123
	Draegerwerk AG & Co. KGaA Preference Shares	16,522	1,098
	Deutz AG	209,153	1,069
^	BayWa AG	28,729	1,004
	Wacker Neuson SE	59,011	1,000
^	Gerry Weber International AG	59,700	863
	RWE AG Preference Shares	77,483	850
	Biotest AG Preference Shares	46,369	842
*,^	AIXTRON SE	154,237	768
	DIC Asset AG	79,629	734
	Hamburger Hafen und Logistik AG	45,549	715
	Deutsche Beteiligungs AG	23,791	704
	comdirect bank AG	57,063	650
*	Hornbach Baumarkt AG	17,728	550
	Draegerwerk AG & Co. KGaA	7,550	460
*	H&R AG	34,938	413
	Bauer AG	21,791	356
	Biotest AG	13,549	259
*	CropEnergies AG	46,603	230
	Kabel Deutschland Holding AG	156	18
			2,619,270
Ireland (0.5%)
	Kerry Group plc Class A	320,401	28,571
*	Bank of Ireland	60,222,056	18,288
	Ryanair Holdings plc ADR	185,665	15,030
	Smurfit Kappa Group plc	513,315	13,625
	Kingspan Group plc	386,971	10,198
	Glanbia plc	385,719	7,281

7

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	C&C Group plc	705,163	3,176
	Green REIT plc	1,437,749	2,372
	Hibernia REIT plc	1,510,551	2,232
	Irish Continental Group plc	351,382	2,075
	Origin Enterprises plc	273,608	1,925
*	Permanent TSB Group Holdings plc	263,610	826
*	Ryanair Holdings plc	2,928	44
*,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			105,643
Italy (3.9%)
	Eni SPA	5,411,220	88,403
	Enel SPA	16,745,558	76,106
	Intesa Sanpaolo SPA (Registered)	26,443,334	73,507
	Assicurazioni Generali SPA	2,769,037	42,338
^	UniCredit SPA	10,732,969	41,623
	Snam SPA	5,401,098	33,030
	Atlantia SPA	1,052,434	29,336
	Luxottica Group SPA	385,351	21,029
*	Telecom Italia SPA (Registered)	21,519,087	21,013
	Terna Rete Elettrica Nazionale SPA	3,132,232	17,692
^	CNH Industrial NV	2,020,955	15,537
	Fiat Chrysler Automobiles NV	1,922,348	15,476
	Tenaris SA	1,037,549	14,030
*	Ferrari NV	292,416	13,216
	Prysmian SPA	456,064	10,790
*	Finmeccanica SPA	843,505	10,693
	Telecom Italia SPA (Bearer)	13,166,834	10,357
	Mediobanca SPA	1,214,791	10,007
	EXOR SPA	226,559	8,533
	Unione di Banche Italiane SPA	1,920,438	8,163
	Mediaset SPA	1,660,643	7,502
	Banca Popolare di Milano Scarl	9,716,899	7,395
*	Saipem SPA	13,347,884	6,414
	Banca Popolare dell'Emilia Romagna SC	1,041,075	6,104
	Davide Campari-Milano SPA	619,949	5,997
	Azimut Holding SPA	232,360	5,865
	Recordati SPA	226,400	5,761
	Banco Popolare SC	787,562	5,577
	Intesa Sanpaolo SPA	2,053,320	5,409
	UnipolSai SPA	2,281,458	5,339
	Italcementi SPA	422,550	5,014
	A2A SPA	3,489,859	4,988
	Moncler SPA	292,854	4,760
	Banca Mediolanum SPA	545,834	4,501
	Unipol Gruppo Finanziario SPA	1,042,777	4,477
	Hera SPA	1,477,383	4,450
^	Banca Monte dei Paschi di Siena SPA	5,111,056	4,143
*	Yoox Net-A-Porter Group SPA	130,561	3,831
	Banca Generali SPA	128,279	3,817
	FinecoBank Banca Fineco SPA	471,165	3,796
	Banca Popolare di Sondrio SCARL	994,592	3,720
	Brembo SPA	66,286	3,566
	Cerved Information Solutions SPA	427,591	3,447
2	Anima Holding SPA	466,633	3,314
	DiaSorin SPA	51,848	3,031
	Buzzi Unicem SPA	159,548	3,030
	De' Longhi SPA	125,538	2,898
*,2	Infrastrutture Wireless Italiane SPA	527,258	2,707
	Interpump Group SPA	177,340	2,559
^	Salvatore Ferragamo SPA	104,244	2,416
	Ansaldo STS SPA	195,658	2,375
*	Autogrill SPA	269,962	2,291
	Societa Cattolica di Assicurazioni SCRL	317,694	2,212
	Ei Towers SPA	37,632	2,209

8

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Tod's SPA	29,773	2,063
*	Credito Valtellinese SC	2,454,310	1,922
^	Industria Macchine Automatiche SPA	31,855	1,859
	Salini Impregilo SPA	420,945	1,846
	Iren SPA	962,282	1,782
	Amplifon SPA	190,467	1,754
	Beni Stabili SpA SIIQ	2,352,651	1,747
	Parmalat SPA	625,592	1,745
	Societa Iniziative Autostradali e Servizi SPA	162,325	1,698
	ACEA SPA	106,795	1,571
	Danieli & C Officine Meccaniche SPA RSP	94,347	1,535
*,2	OVS SPA	225,906	1,479
	MARR SPA	70,047	1,427
	Reply SPA	9,523	1,356
	ERG SPA	102,520	1,337
*,^	Saras SPA	758,949	1,326
	Banca IFIS SPA	42,195	1,209
^	Brunello Cucinelli SPA	61,066	1,199
^	Banca Carige SPA	1,390,187	1,140
2	RAI Way SPA	221,780	1,117
	ASTM SPA	82,021	1,079
^	Credito Emiliano SPA	148,653	1,075
*	CIR-Compagnie Industriali Riunite SPA	819,166	1,022
	Italmobiliare SPA RSP	29,716	959
	Buzzi Unicem SPA RSP	77,513	880
^	Piaggio & C SPA	342,710	762
	Cementir Holding SPA	129,334	683
	Datalogic SPA	35,823	653
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	640
*	Geox SPA	180,095	583
	Italmobiliare SPA	13,124	572
^	Esprinet SPA	65,299	571
*,^	Safilo Group SPA	62,173	549
	Danieli & C Officine Meccaniche SPA	23,099	507
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	784,790	507
^	Astaldi SPA	102,858	505
*,^	Fincantieri SPA	1,100,295	454
*	Gruppo Editoriale L'Espresso SPA	386,076	413
*	Cofide SPA	734,900	357
	Zignago Vetro SPA	49,637	329
*	Arnoldo Mondadori Editore SPA	285,378	326
	DeA Capital SPA	216,354	324
	Trevi Finanziaria Industriale SPA	188,600	305
	Falck Renewables SPA	259,966	289
*,^	Juventus Football Club SPA	936,139	274
			751,524
Netherlands (4.7%)
	Unilever NV	3,418,939	148,927
	ING Groep NV	8,482,582	103,941
*	ASML Holding NV	705,094	68,152
	Unibail-Rodamco SE	216,316	57,983
	Koninklijke Philips NV	2,032,412	55,848
	Heineken NV	480,795	45,112
	Koninklijke Ahold NV	1,835,946	39,976
	Akzo Nobel NV	543,957	38,647
	RELX NV	2,038,460	34,233
	Koninklijke KPN NV	6,832,381	26,849
	NN Group NV	732,578	25,430
	Wolters Kluwer NV	648,620	24,708
	Aegon NV	4,178,403	24,023
	Koninklijke DSM NV	383,768	23,554
	ArcelorMittal	4,125,350	23,288
	Heineken Holding NV	214,801	17,733
	Randstad Holding NV	242,404	13,026

9

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Altice NV Class A	846,638	12,835
	Gemalto NV	175,634	11,417
*,2	ABN AMRO Group NV	472,182	10,102
*	TNT Express NV	1,033,037	9,378
	Koninklijke Vopak NV	145,236	7,896
	Boskalis Westminster	173,767	7,247
	Aalberts Industries NV	210,829	7,235
	SBM Offshore NV	402,037	5,385
^	Delta Lloyd NV	986,194	5,031
	Eurocommercial Properties NV	101,819	4,755
	IMCD Group NV	116,370	4,708
	Wereldhave NV	89,574	4,617
	ASM International NV	106,926	4,368
*	PostNL NV	974,135	4,264
^	APERAM SA	103,860	4,089
*	Altice NV Class B	266,395	4,072
^	TKH Group NV	92,897	3,673
*	OCI NV	181,818	3,593
*	Galapagos NV	77,127	3,506
	Corbion NV	124,960	3,192
2	GrandVision NV	111,714	3,068
	USG People NV	147,211	2,939
2	Flow Traders	64,977	2,579
*	Fugro NV	124,436	2,535
	Arcadis NV	146,990	2,520
*	TomTom NV	262,909	2,395
	Koninklijke BAM Groep NV	483,754	2,329
*,2	Refresco Gerber NV	115,120	2,132
	Vastned Retail NV	41,953	1,848
	Wessanen	124,146	1,281
	NSI NV	266,990	1,269
^	Accell Group	54,174	1,148
	Brunel International NV	45,844	1,033
	BinckBank NV	127,277	750
			920,619
Norway (1.2%)
	Statoil ASA	2,099,071	36,946
^	DNB ASA	2,348,852	30,057
	Telenor ASA	1,529,127	26,310
^	Yara International ASA	385,708	15,428
	Orkla ASA	1,716,444	14,984
	Marine Harvest ASA	824,906	12,857
^	Norsk Hydro ASA	2,931,864	12,757
	Gjensidige Forsikring ASA	377,685	6,466
*	Schibsted ASA Class B	197,074	5,608
*,^	Subsea 7 SA	587,066	5,386
	Schibsted ASA Class A	175,289	5,109
*	Storebrand ASA	987,958	4,184
	Tomra Systems ASA	327,997	3,810
^	TGS Nopec Geophysical Co. ASA	226,781	3,784
*,^	Seadrill Ltd.	778,394	3,733
	Salmar ASA	113,557	2,822
2	XXL ASA	218,608	2,638
	Leroy Seafood Group ASA	51,614	2,519
	Bakkafrost P/F	71,110	2,515
	Veidekke ASA	159,148	2,184
*,^	Det Norske Oljeselskap ASA	241,127	2,145
*,^	Nordic Semiconductor ASA	341,492	1,986
	Atea ASA	209,099	1,962
	Kongsberg Gruppen ASA	113,251	1,899
	Opera Software ASA	217,732	1,779
	SpareBank 1 SMN	277,648	1,707
^	Petroleum Geo-Services ASA	475,749	1,678
*,^	DNO ASA	1,315,143	1,511

10

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Austevoll Seafood ASA	170,102	1,431
	SpareBank 1 SR-Bank ASA	277,979	1,354
2	Entra ASA	133,228	1,258
*,2	Aker Solutions ASA	316,913	1,212
*,^	Norwegian Air Shuttle ASA	24,801	1,143
^	Hoegh LNG Holdings Ltd.	91,404	1,067
^	Aker ASA	51,168	1,055
*,^	REC Silicon ASA	4,666,953	1,022
2	BW LPG Ltd.	147,583	887
^	Wilh Wilhelmsen ASA	153,272	817
*	Norwegian Property ASA	573,149	640
^	Ocean Yield ASA	93,009	629
	Stolt-Nielsen Ltd.	43,089	570
*,^	Akastor ASA	339,876	472
^	Prosafe SE	393,602	237
			228,558
Portugal (0.3%)
	EDP - Energias de Portugal SA	4,244,875	15,091
	Galp Energia SGPS SA	1,054,839	14,493
	Jeronimo Martins SGPS SA	543,486	8,898
*	Banco Comercial Portugues SA	89,974,086	3,997
	NOS SGPS SA	498,200	3,572
	EDP Renovaveis SA	440,171	3,431
	CTT-Correios de Portugal SA	328,230	3,035
	Sonae SGPS SA	1,964,614	2,182
^	Navigator Co. SA	566,952	2,023
*	Banco BPI SA	716,195	898
	REN - Redes Energeticas Nacionais SGPS SA	282,151	846
	Altri SGPS SA	166,733	650
	Semapa-Sociedade de Investimento e Gestao	44,269	561
^	Mota-Engil SGPS SA	156,825	325
	Sonaecom SGPS SA	78,110	204
*	Banco Espirito Santo SA	8,371,877	13
			60,219
Spain (4.9%)
	Banco Santander SA	31,643,384	160,696
	Telefonica SA	9,405,897	102,893
	Banco Bilbao Vizcaya Argentaria SA	13,966,569	95,976
	Iberdrola SA	12,389,565	88,199
	Industria de Diseno Textil SA	2,327,581	74,915
	Amadeus IT Holding SA	901,267	41,098
*	Repsol SA	2,374,269	31,285
*	Ferrovial SA	1,045,811	22,564
	Red Electrica Corp. SA	237,838	21,271
*,2	Aena SA	141,692	20,242
*	Banco de Sabadell SA	10,541,885	20,199
^	Abertis Infraestructuras SA	1,083,333	18,289
	CaixaBank SA	5,658,252	17,081
*	Grifols SA	726,100	15,831
	Enagas SA	496,774	15,167
	Endesa SA	696,356	14,651
	Gas Natural SDG SA	672,564	14,025
*	ACS Actividades de Construccion y Servicios SA	371,945	12,336
	Bankinter SA	1,525,392	11,643
	Gamesa Corp. Tecnologica SA	493,715	9,750
	Bankia SA	10,146,970	9,465
	Banco Popular Espanol SA	3,468,581	9,458
*	Grifols SA Preference Shares	569,440	8,981
	Merlin Properties Socimi SA	715,960	8,334
	Distribuidora Internacional de Alimentacion SA	1,321,533	7,354
^	Bolsas y Mercados Espanoles SHMSF SA	170,375	5,777
	Mapfre SA	2,232,979	5,680
	Viscofan SA	100,532	5,648
^	Mediaset Espana Comunicacion SA	422,186	5,497

11

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
2	Cellnex Telecom SAU	308,138	5,092
	Acciona SA	56,781	4,557
	Zardoya Otis SA	402,325	4,275
	Ebro Foods SA	182,549	4,142
*,^	Fomento de Construcciones y Contratas SA	440,269	3,833
*,^	Acerinox SA	307,036	3,638
*	Inmobiliaria Colonial SA	4,609,787	3,541
	Grupo Catalana Occidente SA	99,241	3,148
*,^	Indra Sistemas SA	253,507	2,977
	Prosegur Cia de Seguridad SA	453,752	2,629
^	Melia Hotels International SA	192,156	2,425
^	Obrascon Huarte Lain SA	323,556	2,299
*,2	Euskaltel SA	208,341	2,297
^	Tecnicas Reunidas SA	68,115	2,296
	Applus Services SA	245,519	2,272
*	NH Hotel Group SA	460,612	2,223
*	Hispania Activos Inmobiliarios SA	149,408	2,194
	Almirall SA	125,632	2,068
	Axiare Patrimonio SOCIMI SA	129,330	1,973
	Cia de Distribucion Integral Logista Holdings SA	81,244	1,791
^	Vidrala SA	29,464	1,744
^	Faes Farma SA	529,442	1,668
	CIE Automotive SA	88,909	1,609
	Corp Financiera Alba SA	38,307	1,573
	Atresmedia Corp. de Medios de Comunicacion SA	118,165	1,543
^	Sacyr SA	639,128	1,365
	Construcciones y Auxiliar de Ferrocarriles SA	3,991	1,297
*,^	Pharma Mar SA	361,220	1,142
	Ence Energia y Celulosa SA	311,943	903
^	Promotora de Informaciones SA	111,929	794
*	Liberbank SA	588,156	709
	Papeles y Cartones de Europa SA	111,937	694
*	Deoleo SA	858,086	216
			949,232
Sweden (4.9%)
*	Hennes & Mauritz AB Class B	2,085,558	74,268
	Nordea Bank AB	6,977,557	67,823
	Telefonaktiebolaget LM Ericsson Class B	6,547,343	53,049
^	Swedbank AB Class A	2,292,489	49,492
	Assa Abloy AB Class B	2,062,752	43,343
	Svenska Handelsbanken AB Class A	3,164,341	42,213
	Svenska Cellulosa AB SCA Class B	1,311,241	41,372
	Volvo AB Class B	3,392,544	39,784
	Investor AB Class B	992,991	36,483
^	Atlas Copco AB Class A	1,357,409	35,167
	Skandinaviska Enskilda Banken AB Class A	3,193,717	30,534
	Telia Co. AB	5,718,578	27,350
^	Sandvik AB	2,372,318	24,373
	Hexagon AB Class B	562,384	22,464
	Atlas Copco AB Class B	857,010	20,590
	Skanska AB Class B	789,683	17,405
	SKF AB	834,088	15,370
	Electrolux AB Class B	486,595	14,140
^	Swedish Match AB	420,233	13,347
	Investment AB Kinnevik	447,486	12,891
	Meda AB Class A	599,710	11,083
^	Alfa Laval AB	683,853	10,790
^	Securitas AB Class B	675,815	10,686
	Boliden AB	596,948	10,441
^	Trelleborg AB Class B	530,515	9,688
	Getinge AB	396,791	8,403
	Industrivarden AB Class A	424,987	8,361
*	Lundin Petroleum AB	387,895	7,278
^	ICA Gruppen AB	217,616	7,155

12

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Fingerprint Cards AB Class B	114,191	6,848
	Husqvarna AB	829,058	6,617
	Tele2 AB	687,538	6,569
^	Industrivarden AB	358,627	6,537
	NCC AB Class B	181,364	6,204
^	Castellum AB	363,323	5,820
^	Elekta AB Class B	783,691	5,731
*	Hexpol AB	547,469	5,666
	BillerudKorsnas AB	335,510	5,218
*	Swedish Orphan Biovitrum AB	353,207	5,159
*	Fastighets AB Balder Class B	201,018	5,127
	Fabege AB	292,984	4,893
	Nibe Industrier AB Class B	126,644	4,404
	Axfood AB	233,728	4,334
	AAK AB	57,224	4,328
	Loomis AB Class B	155,259	4,313
*	NetEnt AB	68,111	4,289
	Indutrade AB	68,331	3,834
	Hufvudstaden AB Class A	246,770	3,830
	Holmen AB	109,886	3,789
	Wallenstam AB	438,371	3,687
*	Betsson AB	270,242	3,658
	Modern Times Group MTG AB Class B	118,960	3,572
^	Saab AB Class B	92,058	3,153
	L E Lundbergforetagen AB Class B	57,545	3,128
^	JM AB	107,314	3,104
	Wihlborgs Fastigheter AB	146,353	2,974
	Peab AB	352,909	2,949
*	Investment AB Latour Class B	68,875	2,949
2	Thule Group AB	204,553	2,945
^	Intrum Justitia AB	81,235	2,920
	Kungsleden AB	403,123	2,775
*	Lifco AB Class B	101,602	2,636
^	Ratos AB	429,229	2,513
	Com Hem Holding AB	281,166	2,496
	Avanza Bank Holding AB	60,476	2,378
^	Sweco AB Class B	146,064	2,263
	Bilia AB	93,813	2,247
	AF AB	117,491	2,015
*,^	SSAB AB Class A	476,641	2,008
*	Pandox AB	113,427	1,925
^	Hemfosa Fastigheter AB	173,183	1,807
	Nobia AB	154,631	1,766
	Melker Schorling AB	22,885	1,521
	Atrium Ljungberg AB	92,638	1,469
*,^	SSAB AB Class B	367,670	1,276
^	Klovern AB Preference Shares	33,512	1,187
	Svenska Handelsbanken AB Class B	81,795	1,137
	SAS AB Preference Shares	16,376	1,130
	Clas Ohlson AB	53,580	1,082
^	Concentric AB	87,701	994
*	Lindab International AB	124,152	989
*	Collector AB	56,347	983
	Rezidor Hotel Group AB	227,373	964
	Bure Equity AB	109,266	953
	Investment AB Oresund	32,714	918
^	Mekonomen AB	35,017	891
	Klovern AB	756,427	889
*	Haldex AB	101,810	863
*	SAS AB	261,396	749
	SKF AB Class A	37,098	681
	SkiStar AB	44,852	622
	Nordnet AB	170,717	588
	Sagax AB Preference Shares	135,275	561

13

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Fastighets AB Balder Preference Shares	12,022	474
	Hemfosa Fastigheter AB Preference Shares	21,058	413
	Ratos AB Preference Shares	1,612	380
	Axis Communications AB	6,094	257
	NCC AB Class A	5,677	194
*,^	Hemfosa Fastigheter AB Rights Exp. 05/10/2016	173,183	63
			952,949
Switzerland (13.1%)
	Nestle SA	6,879,903	513,514
	Roche Holding AG	1,574,467	398,355
	Novartis AG	4,684,413	356,494
	UBS Group AG	7,716,085	133,762
	ABB Ltd.	4,332,467	91,720
	Syngenta AG	201,532	80,848
	Cie Financiere Richemont SA	1,121,910	74,809
	Zurich Insurance Group AG	327,391	73,461
	Swiss Re AG	751,672	66,808
	Credit Suisse Group AG	4,285,738	65,222
	Givaudan SA	20,282	40,034
	Actelion Ltd.	216,055	35,018
*	LafargeHolcim Ltd.	647,664	32,885
	Geberit AG	82,374	31,692
	Swisscom AG	49,901	25,359
	SGS SA	11,219	24,737
	Adecco SA	353,244	22,803
^	Swatch Group AG (Bearer)	66,383	22,649
	LafargeHolcim Ltd.	415,132	20,923
	Julius Baer Group Ltd.	479,963	20,569
	Sika AG	4,617	19,677
	Lonza Group AG	113,436	18,920
	Swiss Life Holding AG	70,335	17,789
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	226	16,545
^	Partners Group Holding AG	39,985	16,491
	Schindler Holding AG	88,004	16,050
	Kuehne & Nagel International AG	110,631	15,966
^	Galenica AG	10,652	15,594
	Sonova Holding AG	114,333	15,307
*	Dufry AG	105,401	13,894
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2,138	13,100
	Baloise Holding AG	102,790	12,741
	Swiss Prime Site AG	138,483	12,140
	Clariant AG	587,324	11,128
	PSP Swiss Property AG	86,560	8,348
	Schindler Holding AG (Registered)	45,310	8,336
	EMS-Chemie Holding AG	15,781	7,809
	Straumann Holding AG	21,744	7,549
	Roche Holding AG (Bearer)	29,076	7,454
	Georg Fischer AG	8,965	7,289
	Aryzta AG	184,221	7,165
	Helvetia Holding AG	13,221	7,121
	Swatch Group AG (Registered)	105,530	7,061
	BB Biotech AG	122,693	6,596
*	Flughafen Zuerich AG	6,754	6,205
	Barry Callebaut AG	4,137	4,867
	Logitech International SA	311,739	4,790
	Temenos Group AG	90,739	4,709
2	Sunrise Communications Group AG	74,618	4,570
	GAM Holding AG	337,160	4,405
	dorma&kaba Holding AG	6,716	4,361
	Banque Cantonale Vaudoise	6,195	4,277
	Pargesa Holding SA	61,460	4,276
	Cembra Money Bank AG	60,077	4,122
	Valiant Holding AG	34,983	3,882
^	DKSH Holding AG	58,522	3,830

14

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	OC Oerlikon Corp. AG	383,547	3,710
	Panalpina Welttransport Holding AG	30,486	3,566
	Tecan Group AG	24,854	3,455
	Bucher Industries AG	14,144	3,397
	ams AG	125,963	3,338
*	Forbo Holding AG	2,628	3,202
	Gategroup Holding AG	57,527	3,173
	Mobimo Holding AG	13,547	3,104
	Allreal Holding AG	21,266	2,965
	Belimo Holding AG	1,011	2,891
	Emmi AG	4,582	2,747
	SFS Group AG	35,943	2,589
	U-Blox AG	12,637	2,513
^	Sulzer AG	27,111	2,475
	Burckhardt Compression Holding AG	6,822	2,432
	Autoneum Holding AG	10,163	2,427
*,^	Kuoni Reisen Holding AG	5,865	2,293
	Implenia AG	31,535	2,105
	Rieter Holding AG	9,980	2,069
	St. Galler Kantonalbank AG	4,989	2,067
	Schweiter Technologies AG	1,969	1,862
	VZ Holding AG	5,873	1,827
*	Cosmo Pharmaceuticals SA	10,570	1,747
	Daetwyler Holding AG	10,765	1,601
	Huber & Suhner AG	31,661	1,553
^	Leonteq AG	20,529	1,433
	Valora Holding AG	5,819	1,421
*	Kudelski SA	73,517	1,254
*	AFG Arbonia-Forster Holding AG	89,831	1,251
	Conzzeta AG	1,921	1,241
	Ascom Holding AG	72,931	1,195
	Vontobel Holding AG	26,984	1,170
*	Bell AG	2,510	994
	Ypsomed Holding AG	6,306	941
*	EFG International AG	145,410	909
	Siegfried Holding AG	4,760	893
	BKW AG	19,745	859
*	APG SGA SA	2,046	859
*	Schmolz & Bickenbach AG	1,163,129	850
*	Basilea Pharmaceutica AG	10,193	836
*	Zehnder Group AG	18,723	792
*,^	Meyer Burger Technology AG	170,048	781
	Vetropack Holding AG	419	655
	Swissquote Group Holding SA	22,501	559
*	Plazza AG	2,121	458
^	Alpiq Holding AG	6,440	430
	Bachem Holding AG	6,214	415
*	Orascom Development Holding AG	23,200	199
			2,561,529
United Kingdom (31.0%)
	HSBC Holdings plc	42,870,602	284,099
	British American Tobacco plc	4,094,218	249,634
	GlaxoSmithKline plc	10,679,197	228,241
	BP plc	40,605,203	223,710
	Royal Dutch Shell plc Class B	8,227,448	216,011
	Royal Dutch Shell plc Class A	7,555,083	197,892
	Vodafone Group plc	58,356,807	188,017
	AstraZeneca plc	2,772,096	159,043
	Diageo plc	5,532,735	149,584
	Lloyds Banking Group plc	140,573,878	137,975
	Reckitt Benckiser Group plc	1,381,045	134,540
	SABMiller plc	2,099,800	128,605
	BT Group plc	18,382,845	119,159
	Unilever plc	2,650,134	118,413

15

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	National Grid plc	8,284,989	118,216
	Imperial Brands plc	2,116,273	115,069
	Prudential plc	5,603,897	110,619
	Barclays plc	36,789,854	92,371
	Rio Tinto plc	2,656,098	89,103
	Shire plc	1,290,898	80,555
	WPP plc	2,846,008	66,490
	Compass Group plc	3,619,126	64,451
	BHP Billiton plc	4,639,882	63,402
	Glencore plc	25,636,088	61,268
	Aviva plc	8,884,476	56,288
	SSE plc	2,210,373	48,835
	BAE Systems plc	6,944,578	48,450
	Standard Chartered plc	5,895,348	47,650
*	Tesco plc	17,845,336	44,864
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,690,877	44,670
	RELX NV (London Shares)	2,457,591	43,539
	Legal & General Group plc	13,044,284	42,628
	ARM Holdings plc	3,100,612	42,559
	Rolls-Royce Holdings plc	4,037,331	39,607
	Centrica plc	11,098,465	38,758
	Experian plc	2,108,111	38,631
	Associated British Foods plc	764,518	34,297
	Smith & Nephew plc	1,967,598	33,320
	CRH plc	1,135,535	33,048
	Anglo American plc	2,870,357	32,106
	Sky plc	2,301,698	31,639
	Wolseley plc	560,280	31,383
	Old Mutual plc	10,747,813	29,221
	Land Securities Group plc	1,723,787	28,552
	London Stock Exchange Group plc	686,491	27,269
	ITV plc	8,224,331	27,110
	Kingfisher plc	5,001,093	26,645
*	Paddy Power Betfair plc	179,890	24,069
*	Royal Bank of Scotland Group plc	7,099,640	23,886
	British Land Co. plc	2,255,387	23,730
	Next plc	317,415	23,624
	Whitbread plc	401,734	22,771
	Marks & Spencer Group plc	3,550,113	22,022
	Bunzl plc	729,714	21,781
	Capita plc	1,452,168	21,277
	Pearson plc	1,800,555	21,217
	InterContinental Hotels Group plc	518,923	20,739
	United Utilities Group plc	1,499,924	20,626
	Standard Life plc	4,303,520	20,551
	Sage Group plc	2,369,141	20,521
	Randgold Resources Ltd.	203,584	20,336
	Carnival plc	400,911	19,997
	Persimmon plc	672,546	19,562
	Taylor Wimpey plc	7,076,665	19,090
	CRH plc (London Shares)	654,423	19,057
	Johnson Matthey plc	424,281	17,932
	DCC plc	193,949	17,202
	International Consolidated Airlines Group SA (London Shares)	2,232,643	17,165
	Barratt Developments plc	2,188,447	17,042
	Burberry Group plc	971,973	16,924
	Severn Trent plc	516,688	16,844
	Intertek Group plc	351,425	16,765
	Direct Line Insurance Group plc	3,018,472	15,991
	Mondi plc	803,532	15,391
	GKN plc	3,759,055	15,340
	RSA Insurance Group plc	2,224,609	14,943
	Ashtead Group plc	1,109,765	14,759
	Travis Perkins plc	544,850	14,741

16

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hammerson plc	1,720,439	14,723
	3i Group plc	2,110,159	14,636
	St. James's Place plc	1,143,288	14,513
	Royal Mail plc	1,999,275	14,240
	Rexam plc	1,533,983	14,029
	Smiths Group plc	860,346	13,962
	Provident Financial plc	320,292	13,661
	Informa plc	1,421,374	13,617
	Dixons Carphone plc	2,182,536	13,586
	Inmarsat plc	982,315	13,365
	Wm Morrison Supermarkets plc	4,746,098	13,280
	J Sainsbury plc	3,093,334	13,087
	Croda International plc	295,010	12,996
	Berkeley Group Holdings plc	275,861	12,088
	Admiral Group plc	433,521	11,783
2	Auto Trader Group plc	2,142,647	11,768
	DS Smith plc	2,050,368	11,436
	Mediclinic International plc	858,374	11,357
	Rightmove plc	198,492	11,218
	Halma plc	823,633	10,749
	Pennon Group plc	901,477	10,713
	Derwent London plc	217,508	10,454
	Meggitt plc	1,721,582	10,351
	easyJet plc	479,810	10,342
	Rentokil Initial plc	3,959,519	10,204
	Howden Joinery Group plc	1,371,491	9,921
	Segro plc	1,616,620	9,877
2	Merlin Entertainments plc	1,547,637	9,776
	Hikma Pharmaceuticals plc	298,336	9,619
	Aberdeen Asset Management plc	2,189,234	9,578
	Bellway plc	266,239	9,533
	TUI AG (London Shares)	652,456	9,471
	Inchcape plc	952,111	9,444
	G4S plc	3,389,631	9,347
	Micro Focus International plc	411,128	9,196
	Intu Properties plc	2,042,479	9,096
	Schroders plc	247,063	9,095
	IG Group Holdings plc	791,128	8,951
	Hargreaves Lansdown plc	475,389	8,950
	William Hill plc	1,926,369	8,820
	Coca-Cola HBC AG	429,059	8,795
	Tate & Lyle plc	1,014,266	8,732
	Investec plc	1,127,235	8,632
	Henderson Group plc	2,296,797	8,598
	Booker Group plc	3,581,165	8,492
	Aggreko plc	531,652	8,463
	Capital & Counties Properties plc	1,610,858	8,334
	Great Portland Estates plc	748,151	8,296
	Hiscox Ltd.	628,813	8,288
	Weir Group plc	470,750	8,269
*	Tullow Oil plc	2,000,877	8,222
	IMI plc	593,819	8,126
	UBM plc	970,919	8,089
	Greene King plc	672,016	8,043
	Shaftesbury plc	604,403	8,039
	ICAP plc	1,168,820	8,013
	Spirax-Sarco Engineering plc	159,017	7,945
	Babcock International Group plc	545,906	7,576
	John Wood Group plc	810,462	7,414
	Man Group plc	3,394,338	7,342
*	BTG plc	846,202	7,336
	RPC Group plc	665,637	7,103
	Petrofac Ltd.	566,520	7,019
	Spectris plc	262,468	7,003

17

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Essentra plc	576,728	6,859
	Cable & Wireless Communications plc	6,153,006	6,634
	BBA Aviation plc	2,252,441	6,596
	Intermediate Capital Group plc	723,049	6,500
	Berendsen plc	372,778	6,441
	Amec Foster Wheeler plc	866,079	6,276
	Phoenix Group Holdings	496,369	6,246
	Fresnillo plc	375,926	6,128
*	CYBG plc	1,851,935	6,000
	Daily Mail & General Trust plc	586,688	5,994
	Regus plc	1,382,983	5,917
	WH Smith plc	241,154	5,908
	Hays plc	3,133,761	5,880
	Close Brothers Group plc	330,336	5,858
*	Just Eat plc	1,017,227	5,715
	Polymetal International plc	551,278	5,715
	Jupiter Fund Management plc	925,146	5,703
	Cobham plc	2,516,662	5,678
	Britvic plc	543,011	5,594
	Antofagasta plc	786,795	5,572
	AA plc	1,342,879	5,474
*	Beazley plc	1,147,491	5,469
	Playtech plc	464,003	5,464
*	Balfour Beatty plc	1,525,918	5,332
	Moneysupermarket.com Group plc	1,160,673	5,332
	Rotork plc	1,912,973	5,233
	GVC Holdings plc	630,730	4,993
	UDG Healthcare plc	542,238	4,856
	Grafton Group plc	473,977	4,793
	Greencore Group plc	901,762	4,759
	Home Retail Group plc	1,830,402	4,569
^	TalkTalk Telecom Group plc	1,162,599	4,552
	UNITE Group plc	492,084	4,550
	National Express Group plc	934,246	4,437
*	Thomas Cook Group plc	3,401,659	4,398
	SSP Group plc	1,042,246	4,384
	WS Atkins plc	224,581	4,382
	Centamin plc	2,393,080	4,232
	Drax Group plc	899,098	4,205
	QinetiQ Group plc	1,275,794	4,178
*	Cairn Energy plc	1,272,464	4,172
	Kennedy Wilson Europe Real Estate plc	261,672	4,167
	Crest Nicholson Holdings plc	539,867	4,120
	Carillion plc	951,245	4,094
	Domino's Pizza Group plc	301,956	4,060
	Michael Page International plc	679,294	4,043
	Ultra Electronics Holdings plc	153,375	3,961
*	Firstgroup plc	2,676,682	3,912
*,^	Ocado Group plc	897,478	3,884
^	Ashmore Group plc	863,565	3,881
	Dignity plc	108,541	3,878
	Ladbrokes plc	2,250,247	3,861
	Bovis Homes Group plc	297,753	3,800
	Big Yellow Group plc	316,362	3,727
	Tritax Big Box REIT plc	1,877,012	3,724
	Bodycote plc	424,799	3,708
	Electrocomponents plc	969,792	3,661
	Victrex plc	177,881	3,647
	Stagecoach Group plc	947,802	3,569
	Go-Ahead Group plc	95,059	3,560
	Lancashire Holdings Ltd.	438,406	3,524
	Kier Group plc	202,358	3,523
	HomeServe plc	569,492	3,451
*	Serco Group plc	2,436,810	3,428

18

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Greggs plc	225,622	3,413
	Galliford Try plc	180,683	3,378
	Indivior plc	1,430,863	3,370
	AVEVA Group plc	141,552	3,334
	Cineworld Group plc	432,828	3,278
	Mitie Group plc	807,202	3,206
	Elementis plc	1,014,187	3,200
	Dechra Pharmaceuticals plc	196,176	3,173
*	Sports Direct International plc	557,915	3,147
	Workspace Group plc	257,064	3,139
	PZ Cussons plc	664,029	3,129
	Debenhams plc	2,722,116	3,126
	Savills plc	285,713	3,099
	Synthomer plc	597,412	3,043
	LondonMetric Property plc	1,297,197	3,006
	Laird plc	590,422	3,006
	Assura plc	3,620,554	2,998
2	Spire Healthcare Group plc	621,925	2,982
	Genus plc	135,174	2,967
	Grainger plc	908,904	2,957
	Fidessa Group plc	84,417	2,943
	Senior plc	920,985	2,938
	Pets at Home Group plc	810,795	2,877
	Vesuvius plc	603,681	2,846
	Card Factory plc	513,766	2,736
	Halfords Group plc	442,569	2,731
	Paragon Group of Cos. plc	627,850	2,730
	Virgin Money Holdings UK plc	509,590	2,725
	Redrow plc	482,434	2,702
*	SVG Capital plc	352,984	2,661
	Marston's plc	1,265,080	2,658
	Diploma plc	247,753	2,651
	Dunelm Group plc	202,093	2,610
	Tullett Prebon plc	519,211	2,574
	Dairy Crest Group plc	302,846	2,501
2	John Laing Group plc	804,460	2,497
*,2	Wizz Air Holdings plc	90,111	2,482
	Entertainment One Ltd.	914,096	2,475
	SIG plc	1,244,417	2,467
	BGEO Group plc	72,089	2,416
	Brewin Dolphin Holdings plc	595,589	2,387
	JD Sports Fashion plc	129,388	2,364
	Hansteen Holdings plc	1,521,189	2,309
	Safestore Holdings plc	459,005	2,276
*	Vectura Group plc	903,693	2,271
	Renishaw plc	80,584	2,232
2	Zoopla Property Group plc	514,023	2,217
*	Evraz plc	1,058,995	2,199
	Morgan Advanced Materials plc	636,230	2,197
	F&C Commercial Property Trust Ltd.	1,128,277	2,196
	NMC Health plc	139,117	2,128
	esure Group plc	534,739	2,100
	Mitchells & Butlers plc	518,541	2,036
	Keller Group plc	157,496	2,033
	Ted Baker plc	57,977	2,020
	Interserve plc	318,033	1,987
	International Personal Finance plc	483,793	1,892
	Computacenter plc	149,760	1,827
	J D Wetherspoon plc	187,388	1,816
	Polypipe Group plc	421,323	1,806
	Telecom Plus plc	132,560	1,806
	Redefine International PLC	2,610,673	1,798
	Petra Diamonds Ltd.	1,039,394	1,796
	Restaurant Group plc	442,138	1,779

19

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Countrywide plc	341,049	1,773
	JRP Group plc	873,731	1,758
	St. Modwen Properties plc	390,815	1,749
	Northgate plc	294,221	1,736
	Melrose Industries plc	317,262	1,733
	KCOM Group plc	1,119,211	1,692
	Acacia Mining plc	327,364	1,680
*	Ophir Energy plc	1,513,463	1,673
	Lonmin plc	607,373	1,672
	UK Commercial Property Trust Ltd.	1,345,910	1,631
	Hunting plc	303,302	1,630
	De La Rue plc	220,965	1,566
2	Sophos Group plc	517,282	1,554
	Spirent Communications plc	1,339,295	1,536
	Devro plc	365,803	1,492
	Vedanta Resources plc	230,669	1,423
	Lookers plc	698,034	1,423
*	Enterprise Inns plc	1,121,025	1,422
	Premier Farnell plc	800,693	1,421
*	KAZ Minerals plc	537,147	1,347
*	Allied Minds plc	237,175	1,335
	N Brown Group plc	335,130	1,314
	Chemring Group plc	606,646	1,268
	SuperGroup plc	69,832	1,245
	RPS Group plc	487,876	1,243
	ITE Group plc	546,770	1,239
	Picton Property Income Ltd.	1,165,153	1,238
	Xaar plc	174,065	1,233
*,^	Imagination Technologies Group plc	540,703	1,232
*	Premier Oil plc	1,132,401	1,225
	Chesnara plc	274,011	1,222
	Foxtons Group plc	575,241	1,214
*	Hochschild Mining plc	513,840	1,173
	Helical Bar plc	208,434	1,170
	Oxford Instruments plc	115,418	1,113
*,2	Shawbrook Group plc	259,703	1,087
*	Aldermore Group plc	394,766	1,085
	Soco International plc	490,462	1,062
*,^	AO World plc	392,070	1,042
	Shanks Group plc	853,668	1,001
	Poundland Group plc	395,080	994
	888 Holdings plc	313,511	990
	Stobart Group Ltd.	652,676	984
	Schroder REIT Ltd.	1,149,065	981
	Fenner plc	430,230	905
	Cape plc	267,477	900
	OneSavings Bank plc	203,802	854
*	Premier Foods plc	1,456,400	832
	Daejan Holdings plc	9,359	769
*	Lamprell plc	510,686	648
*,^	Genel Energy plc	332,104	642
	Speedy Hire plc	1,132,430	609
*	Xchanging plc	215,943	597
	Nostrum Oil & Gas plc	133,047	584
*	Mothercare plc	325,140	580
			6,049,757
Total Common Stocks (Cost $24,220,349)			19,322,035

20

Vanguard® European Stock Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (5.5%)[1]
Money Market Fund (5.4%)
3,4	Vanguard Market Liquidity Fund	0.495%		1,053,659,074	1,053,659

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.476%	8/17/12	5,000	4,995
5,6	Federal Home Loan Bank Discount Notes	0.476%	8/12/16	5,000	4,995
5,6	Federal Home Loan Bank Discount Notes	0.511%	9/2/16	5,000	4,994
5	Federal Home Loan Bank Discount Notes	0.371%	9/13/16	5,000	4,994
	United States Treasury Bill	0.388%	5/26/16	6,000	5,999
6	United States Treasury Bill	0.391%-0.428%	8/4/16	1,600	1,599
					27,576
Total Temporary Cash Investments (Cost $1,081,226)					1,081,235
Total Investments (104.5%) (Cost $25,301,575)					20,403,270
Other Assets and Liabilities—Net (-4.5%)[4]					(874,831)
Net Assets (100%)					19,528,439

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $919,543,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $130,723,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,002,357,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $16,583,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

21

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (17.5%)
Commonwealth Bank of Australia	1,596,211	89,112
Westpac Banking Corp.	3,122,788	73,303
National Australia Bank Ltd.	2,456,195	50,392
Australia & New Zealand Banking Group Ltd.	2,729,257	50,027
BHP Billiton Ltd.	3,019,644	47,158
CSL Ltd.	435,144	34,676
Wesfarmers Ltd.	1,052,153	34,070
Woolworths Ltd.	1,188,522	19,889
Scentre Group	4,796,258	17,024
Transurban Group	1,902,423	16,693
Telstra Corp. Ltd.	4,060,918	16,489
Rio Tinto Ltd.	400,099	15,611
Woodside Petroleum Ltd.	675,465	14,462
Brambles Ltd.	1,478,020	13,960
Macquarie Group Ltd.	290,479	13,915
Westfield Corp.	1,810,997	13,832
Amcor Ltd.	1,090,001	12,708
AMP Ltd.	2,745,438	12,199
Suncorp Group Ltd.	1,213,028	11,473
QBE Insurance Group Ltd.	1,291,539	10,870
* Newcrest Mining Ltd.	688,513	10,040
Insurance Australia Group Ltd.	2,296,511	10,007
AGL Energy Ltd.	636,321	8,814
Goodman Group	1,653,172	8,613
Vicinity Centres	3,070,534	7,718
Stockland	2,226,542	7,364
APA Group	1,051,216	6,963
Origin Energy Ltd.	1,649,864	6,780
GPT Group	1,695,430	6,457
* South32 Ltd.	5,028,998	6,289
Caltex Australia Ltd.	255,176	6,263
Medibank Pvt Ltd.	2,603,992	6,197
Aurizon Holdings Ltd.	1,890,314	6,107
ASX Ltd.	181,964	6,023
Ramsay Health Care Ltd.	122,411	6,020
James Hardie Industries plc	421,158	5,891
Oil Search Ltd.	1,106,406	5,866
Dexus Property Group	914,871	5,833
Sonic Healthcare Ltd.	389,522	5,716
Santos Ltd.	1,534,549	5,528
Sydney Airport	1,017,475	5,246
LendLease Group	520,819	5,003
Mirvac Group	3,505,786	4,960
Treasury Wine Estates Ltd.	686,961	4,837
Aristocrat Leisure Ltd.	594,858	4,497
Cochlear Ltd.	53,940	4,412
Orica Ltd.	350,995	4,056
SEEK Ltd.	322,459	3,990
Tatts Group Ltd.	1,384,742	3,946
^ Fortescue Metals Group Ltd.	1,525,677	3,921
Incitec Pivot Ltd.	1,585,867	3,854
Asciano Ltd.	563,583	3,778
DUET Group	2,174,019	3,714
Challenger Ltd.	535,642	3,623
Computershare Ltd.	463,882	3,551
Boral Ltd.	697,724	3,396
Healthscope Ltd.	1,625,390	3,348
Coca-Cola Amatil Ltd.	513,346	3,344
Star Entertainment Grp Ltd.	761,500	3,252
Crown Resorts Ltd.	358,773	3,202
Bendigo & Adelaide Bank Ltd.	429,692	3,025

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Bank of Queensland Ltd.	352,152	2,995
	Vocus Communications Ltd.	453,820	2,964
	Domino's Pizza Enterprises Ltd.	57,858	2,710
	Alumina Ltd.	2,335,600	2,637
	Tabcorp Holdings Ltd.	777,116	2,607
	BlueScope Steel Ltd.	529,664	2,586
	CIMIC Group Ltd.	94,615	2,559
	TPG Telecom Ltd.	311,833	2,527
	Qantas Airways Ltd.	954,427	2,327
	Orora Ltd.	1,129,747	2,252
	Ansell Ltd.	143,289	2,163
	Meridian Energy Ltd.	1,148,037	2,121
	REA Group Ltd.	50,656	1,949
^	IOOF Holdings Ltd.	287,620	1,945
	Iluka Resources Ltd.	397,698	1,930
	AusNet Services	1,657,239	1,928
	Recall Holdings Ltd.	287,879	1,799
	carsales.com Ltd.	198,395	1,767
	DuluxGroup Ltd.	364,114	1,763
	Harvey Norman Holdings Ltd.	504,858	1,710
	Investa Office Fund	540,781	1,708
	Adelaide Brighton Ltd.	426,090	1,667
	ALS Ltd.	470,040	1,659
	Northern Star Resources Ltd.	546,809	1,626
	Magellan Financial Group Ltd.	100,194	1,625
^	Flight Centre Travel Group Ltd.	52,427	1,561
^	JB Hi-Fi Ltd.	93,011	1,547
^	Qube Holdings Ltd.	820,105	1,545
	BT Investment Management Ltd.	200,666	1,499
^	Blackmores Ltd.	12,291	1,497
	Macquarie Atlas Roads Group	394,428	1,454
	nib holdings Ltd.	414,739	1,434
	Fairfax Media Ltd.	2,269,148	1,364
^	Perpetual Ltd.	41,171	1,331
	Evolution Mining Ltd.	838,035	1,266
	BWP Trust	461,287	1,224
	CSR Ltd.	472,071	1,219
	OZ Minerals Ltd.	273,497	1,214
	Shopping Centres Australasia Property Group	681,959	1,209
	Primary Health Care Ltd.	447,708	1,176
	Charter Hall Group	323,133	1,171
	Charter Hall Retail REIT	320,454	1,155
	Downer EDI Ltd.	407,220	1,143
*	Metcash Ltd.	843,697	1,123
	Navitas Ltd.	285,253	1,105
^	WorleyParsons Ltd.	203,745	1,071
	GrainCorp Ltd. Class A	172,209	1,067
	Cromwell Property Group	1,374,761	1,064
	IRESS Ltd.	118,362	1,042
	Platinum Asset Management Ltd.	224,495	1,029
	G8 Education Ltd.	344,735	1,026
	Sirtex Medical Ltd.	43,839	986
	Spotless Group Holdings Ltd.	1,005,910	986
	Regis Resources Ltd.	437,500	973
	InvoCare Ltd.	102,783	954
	Aveo Group	363,217	940
^	Beach Energy Ltd.	1,692,184	940
	Burson Group Ltd.	241,380	910
	Independence Group NL	388,322	897
	Premier Investments Ltd.	73,926	888
	Nufarm Ltd.	166,923	887
^	Super Retail Group Ltd.	133,992	857
	Sigma Pharmaceuticals Ltd.	1,009,478	840
*	St. Barbara Ltd.	464,806	827

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sims Metal Management Ltd.	110,147	788
^,*	Mayne Pharma Group Ltd.	723,087	763
	Breville Group Ltd.	122,051	760
^	ARB Corp. Ltd.	61,760	754
	Mineral Resources Ltd.	134,310	752
*	APN Outdoor Group Ltd.	153,477	734
	Abacus Property Group	299,942	720
	Seven West Media Ltd.	879,740	704
	Pacific Brands Ltd.	806,476	697
	Mantra Group Ltd.	247,987	694
	Ardent Leisure Group	410,589	674
*	Syrah Resources Ltd.	187,417	669
	Automotive Holdings Group Ltd.	220,221	654
	Pact Group Holdings Ltd.	161,623	633
	Brickworks Ltd.	53,954	627
	Myer Holdings Ltd.	763,609	598
^	Retail Food Group Ltd.	142,584	594
	Sandfire Resources NL	132,063	590
2	MYOB Group Ltd.	228,266	587
	Steadfast Group Ltd.	410,668	584
*	Saracen Mineral Holdings Ltd.	711,130	579
	Cleanaway Waste Management Ltd.	967,966	578
	SAI Global Ltd.	198,335	548
	Gateway Lifestyle	256,811	547
	Costa Group Holdings Ltd.	240,912	542
	Bega Cheese Ltd.	111,834	521
	Estia Health Ltd.	117,895	516
^	GUD Holdings Ltd.	79,586	514
*	IPH Ltd.	97,372	511
*	Broadspectrum Ltd.	453,009	506
	Australian Pharmaceutical Industries Ltd.	332,210	494
	Japara Healthcare Ltd.	229,332	492
	Nine Entertainment Co. Holdings Ltd.	573,116	490
	McMillan Shakespeare Ltd.	52,414	487
	Regis Healthcare Ltd.	125,553	485
	Altium Ltd.	103,996	484
^	Monadelphous Group Ltd.	83,916	483
	Technology One Ltd.	130,488	482
	Asaleo Care Ltd.	321,984	480
	Genworth Mortgage Insurance Australia Ltd.	264,139	477
	GWA Group Ltd.	269,958	472
	FlexiGroup Ltd.	253,384	458
	Sims Metal Management Ltd. ADR	63,294	449
	Tassal Group Ltd.	150,775	445
*	NEXTDC Ltd.	202,896	442
	Southern Cross Media Group Ltd.	538,439	440
^,*	Bellamy's Australia Ltd.	55,910	426
^	Greencross Ltd.	78,205	421
	Western Areas Ltd.	217,908	411
^,*	Mesoblast Ltd.	245,398	406
^,*	Australian Agricultural Co. Ltd.	372,494	405
	Seven Group Holdings Ltd.	89,722	397
	Growthpoint Properties Australia Ltd.	161,197	395
*	APN News & Media Ltd.	833,090	389
	360 Capital Industrial Fund	185,927	386
	Folkestone Education Trust	203,518	383
	iSentia Group Ltd.	138,604	381
*	UGL Ltd.	157,819	378
*	Newcrest Mining Ltd. ADR	25,477	377
	National Storage REIT	286,376	373
	oOh!media Ltd.	102,302	361
*	Whitehaven Coal Ltd.	607,507	353
^,*	Nanosonics Ltd.	206,023	347
	Corporate Travel Management Ltd.	31,119	336

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Village Roadshow Ltd.	83,042	331
*	Eclipx Group Ltd.	145,701	327
	Ingenia Communities Group	156,477	327
*	Resolute Mining Ltd.	421,382	317
	Arena REIT	213,761	314
^	Cover-More Group Ltd.	296,595	314
	TFS Corp. Ltd.	263,662	312
	Webjet Ltd.	67,977	311
	STW Communications Group Ltd.	374,140	303
^,*	RCG Corp. Ltd.	282,028	293
	Virtus Health Ltd.	56,444	289
^	OzForex Group Ltd.	175,406	287
	Programmed Maintenance Services Ltd.	257,640	286
*	Infigen Energy	508,622	278
	Cabcharge Australia Ltd.	114,012	278
	GDI Property Group	421,136	277
^,*	Paladin Energy Ltd.	1,369,635	274
	New Hope Corp. Ltd.	248,867	272
	Credit Corp. Group Ltd.	35,221	270
^	Select Harvests Ltd.	69,220	264
^,*	Perseus Mining Ltd.	591,645	260
^,*	Highfield Resources Ltd.	244,305	259
	SG Fleet Group Ltd.	98,686	258
	Tox Free Solutions Ltd.	117,020	257
	Reject Shop Ltd.	27,271	257
*	Virgin Australia Holdings Ltd.	946,488	251
*	Beadell Resources Ltd.	1,033,535	246
*	Collins Foods Ltd.	79,843	244
*	AWE Ltd.	465,794	243
	Ainsworth Game Technology Ltd.	137,090	242
	Hotel Property Investments	112,164	235
	Astro Japan Property Group	48,525	232
*	Senex Energy Ltd.	1,091,195	230
	CSG Ltd.	205,452	217
*	Karoon Gas Australia Ltd.	196,111	215
^,*	Ten Network Holdings Ltd.	270,457	194
^,*	Liquefied Natural Gas Ltd.	418,482	191
^,*	Lynas Corp. Ltd.	3,376,727	191
^,*	Starpharma Holdings Ltd.	349,356	176
	Thorn Group Ltd.	143,264	151
	Cedar Woods Properties Ltd.	44,952	145
	ERM Power Ltd.	121,428	132
^	Cash Converters International Ltd.	319,273	119
	MACA Ltd.	139,094	117
	RCR Tomlinson Ltd.	105,718	105
^,*	Mount Gibson Iron Ltd.	623,360	102
^	MMA Offshore Ltd.	279,707	100
*	Bradken Ltd.	140,925	97
^	Cardno Ltd.	107,534	90
*	Billabong International Ltd.	86,734	90
	SMS Management & Technology Ltd.	56,015	80
^	Slater & Gordon Ltd.	323,362	72
	Decmil Group Ltd.	119,124	69
*	Watpac Ltd.	101,769	63
	Capitol Health Ltd.	465,009	60
^,*	Arrium Ltd.	2,773,644	46
*	Sundance Energy Australia Ltd.	320,851	46
*	Horizon Oil Ltd.	851,641	46
*	Kingsgate Consolidated Ltd.	130,071	45
	Acrux Ltd.	77,116	36
*	TFS Corp. Ltd.	5,393	6
*	BGP Holdings PLC	15,642,708	—
^	Dick Smith Holdings Ltd.	147,770	—
			932,814

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Hong Kong (8.7%)
	AIA Group Ltd.	11,321,845	67,757
	CK Hutchison Holdings Ltd.	2,651,591	31,723
	Hong Kong Exchanges and Clearing Ltd.	1,125,497	28,371
	Sun Hung Kai Properties Ltd.	1,567,118	19,751
	Cheung Kong Property Holdings Ltd.	2,645,091	18,065
	CLP Holdings Ltd.	1,451,541	13,419
	Hang Seng Bank Ltd.	719,641	13,047
	Link REIT	2,109,143	12,796
	Jardine Matheson Holdings Ltd.	229,620	12,664
	Hong Kong & China Gas Co. Ltd.	6,392,666	11,900
	Power Assets Holdings Ltd.	1,248,316	11,877
	BOC Hong Kong Holdings Ltd.	3,391,546	10,130
	Sands China Ltd.	2,278,347	8,117
	Hongkong Land Holdings Ltd.	1,107,500	7,016
	Wharf Holdings Ltd.	1,273,297	6,882
	Galaxy Entertainment Group Ltd.	2,004,950	6,739
	MTR Corp. Ltd.	1,320,217	6,527
	Jardine Strategic Holdings Ltd.	211,000	6,099
	Henderson Land Development Co. Ltd.	963,206	6,003
	Swire Pacific Ltd. Class A	549,125	5,957
	Cheung Kong Infrastructure Holdings Ltd.	562,215	5,306
	New World Development Co. Ltd.	5,218,870	5,190
	AAC Technologies Holdings Inc.	670,500	4,654
^	Want Want China Holdings Ltd.	5,989,000	4,594
	Sino Land Co. Ltd.	2,854,300	4,481
	Techtronic Industries Co. Ltd.	1,190,000	4,461
	China Mengniu Dairy Co. Ltd.	2,532,000	4,282
	Hang Lung Properties Ltd.	2,120,317	4,222
*,2	WH Group Ltd.	5,001,365	4,040
	Bank of East Asia Ltd.	1,088,476	3,949
	Samsonite International SA	1,199,073	3,856
	Wheelock & Co. Ltd.	762,486	3,530
	Li & Fung Ltd.	5,435,259	3,361
	Swire Properties Ltd.	1,104,565	2,868
	Yue Yuen Industrial Holdings Ltd.	776,019	2,827
	PCCW Ltd.	3,831,143	2,593
	Hysan Development Co. Ltd.	585,603	2,587
	Hang Lung Group Ltd.	814,000	2,497
	Tingyi Cayman Islands Holding Corp.	1,792,600	2,088
	NWS Holdings Ltd.	1,344,411	2,042
*	Semiconductor Manufacturing International Corp.	24,269,000	1,995
	Shangri-La Asia Ltd.	1,541,096	1,883
	Hopewell Holdings Ltd.	546,624	1,841
	Kerry Properties Ltd.	626,858	1,703
^	Prada SPA	489,900	1,659
	ASM Pacific Technology Ltd.	227,028	1,636
^	Sun Art Retail Group Ltd.	2,085,500	1,563
*	Esprit Holdings Ltd.	1,771,700	1,550
	Cathay Pacific Airways Ltd.	968,548	1,544
	VTech Holdings Ltd.	148,900	1,537
	Wynn Macau Ltd.	974,840	1,386
	First Pacific Co. Ltd.	2,144,823	1,358
	Minth Group Ltd.	516,000	1,349
	Fortune REIT	1,218,000	1,348
	Xinyi Glass Holdings Ltd.	1,800,000	1,226
	Champion REIT	2,288,000	1,225
	SJM Holdings Ltd.	1,765,359	1,184
	Uni-President China Holdings Ltd.	1,257,400	1,171
	Haitong International Securities Group Ltd.	2,006,347	1,155
^	Xinyi Solar Holdings Ltd.	2,661,000	1,049
^	Brightoil Petroleum Holdings Ltd.	3,225,000	1,025
	Great Eagle Holdings Ltd.	253,000	1,025
	Johnson Electric Holdings Ltd.	343,125	1,014

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	MGM China Holdings Ltd.	715,200	1,002
	Dah Sing Financial Holdings Ltd.	145,352	993
	Television Broadcasts Ltd.	265,600	991
	Cafe de Coral Holdings Ltd.	326,000	984
	FIH Mobile Ltd.	2,204,000	944
*	China Goldjoy Group Ltd.	8,678,000	925
	Stella International Holdings Ltd.	357,500	902
	NagaCorp Ltd.	1,260,000	899
^	Melco International Development Ltd.	774,000	885
	Man Wah Holdings Ltd.	719,200	839
	L'Occitane International SA	430,000	829
	Value Partners Group Ltd.	865,000	826
	HKBN Ltd.	664,000	816
	Shui On Land Ltd.	3,102,666	810
	Luk Fook Holdings International Ltd.	341,000	777
^,*	KuangChi Science Ltd.	1,553,000	742
^	Chow Tai Fook Jewellery Group Ltd.	1,065,000	740
	Lifestyle International Holdings Ltd.	444,500	736
	Kerry Logistics Network Ltd.	521,179	734
	China Travel International Investment Hong Kong Ltd.	2,501,000	729
*	Huabao International Holdings Ltd.	1,799,000	708
^	Guotai Junan International Holdings Ltd.	2,123,213	707
	Town Health International Medical Group Ltd.	3,726,000	700
	Orient Overseas International Ltd.	183,824	699
	Nexteer Automotive Group Ltd.	655,000	690
*	Global Brands Group Holding Ltd.	5,609,259	663
*	SEA Holdings Ltd.	201,060	647
	Dah Sing Banking Group Ltd.	349,256	621
*	Freeman Financial Corp. Ltd.	11,126,489	607
	Texwinca Holdings Ltd.	622,000	605
	Pacific Textiles Holdings Ltd.	445,000	573
	Shun Tak Holdings Ltd.	1,714,000	570
	SITC International Holdings Co. Ltd.	1,050,000	567
	SmarTone Telecommunications Holdings Ltd.	336,500	556
^,*	China LNG Group Ltd.	15,360,000	544
	CP Pokphand Co. Ltd.	5,057,000	539
	CITIC Telecom International Holdings Ltd.	1,298,000	539
	Sunlight REIT	1,017,000	535
*	Pou Sheng International Holdings Ltd.	1,958,000	523
	K Wah International Holdings Ltd.	1,080,500	522
	Truly International Holdings Ltd.	1,314,000	513
	United Co. RUSAL plc	1,471,000	511
*	China Oceanwide Holdings Ltd.	4,281,000	495
	Yuexiu REIT	878,000	486
	Giordano International Ltd.	1,074,000	485
	Hopewell Highway Infrastructure Ltd.	966,656	482
*	Kingston Financial Group Ltd.	1,280,000	475
	G-Resources Group Ltd.	20,139,000	463
^	Shougang Fushan Resources Group Ltd.	3,052,000	459
*	Goodbaby International Holdings Ltd.	807,000	452
*	Convoy Financial Holdings Ltd.	10,734,000	434
	China Strategic Holdings Ltd.	13,915,000	418
*	China Harmony New Energy Auto Holding Ltd.	667,000	413
	Prosperity REIT	1,055,000	410
*	CST Mining Group Ltd.	24,144,000	391
	IGG Inc.	887,000	385
*	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	375
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,063,000	372
*	TOM Group Ltd.	1,484,000	368
	Towngas China Co. Ltd.	708,929	367
	Chow Sang Sang Holdings International Ltd.	219,000	355
	Dynam Japan Holdings Co. Ltd.	253,200	354
	Ju Teng International Holdings Ltd.	772,000	347
	Kowloon Development Co. Ltd.	359,000	345

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Yingde Gases Group Co. Ltd.	919,000	342
^,*	China Financial International Investments Ltd.	4,010,000	340
	Chong Hing Bank Ltd.	155,000	331
^,*	MMG Ltd.	1,460,000	329
^,*	HC International Inc.	494,000	328
	Sun Hung Kai & Co. Ltd.	558,000	326
*	Mason Financial Holdings Ltd.	7,760,000	319
^	SA Sa International Holdings Ltd.	1,035,860	317
*,2	China Jicheng Holdings Ltd.	10,233,107	313
*	Canvest Environmental Protection Group Co. Ltd.	667,000	311
*	Sino Oil And Gas Holdings Ltd.	12,815,000	300
^,*	GCL New Energy Holdings Ltd.	6,032,000	298
^,*	United Photovoltaics Group Ltd.	3,432,000	295
	NewOcean Energy Holdings Ltd.	836,000	284
	APT Satellite Holdings Ltd.	355,500	282
^	TCL Communication Technology Holdings Ltd.	435,000	282
^,*	Pacific Basin Shipping Ltd.	1,643,000	277
^	China LotSynergy Holdings Ltd.	6,680,000	274
	Lai Sun Development Co. Ltd.	17,430,000	260
	Emperor Capital Group Ltd.	2,904,000	257
	Gemdale Properties & Investment Corp. Ltd.	4,906,000	252
*,2	Nirvana Asia Ltd.	881,000	248
	Far East Consortium International Ltd.	728,000	243
*	China Medical & HealthCare Group Ltd.	4,073,039	235
	China Aerospace International Holdings Ltd.	1,792,000	232
*	China Ocean Industry Group Ltd.	8,825,000	232
*	Mei Ah Entertainment Group Ltd.	3,040,000	231
^,*	Macau Legend Development Ltd.	1,673,000	228
	Spring REIT	487,000	212
*	Microport Scientific Corp.	406,000	211
*	Technovator International Ltd.	412,000	209
*	Louis XIII Holdings Ltd.	528,500	204
*	China Healthcare Enterprise Group Ltd.	2,203,826	201
	TCC International Holdings Ltd.	978,000	196
*	Goldin Financial Holdings Ltd.	220,307	196
^	New Sports Group Ltd.	8,060,000	196
	Varitronix International Ltd.	242,000	193
*	United Laboratories International Holdings Ltd.	464,000	193
^	Lee's Pharmaceutical Holdings Ltd.	238,000	193
*	Kong Sun Holdings Ltd.	3,825,000	192
*	Good Resources Holdings Ltd.	2,258,940	189
^,*	Suncorp Technologies Ltd.	11,530,000	187
^	Shenwan Hongyuan HK Ltd.	380,000	184
	Springland International Holdings Ltd.	990,242	179
	Liu Chong Hing Investment Ltd.	152,000	171
^,*	Summit Ascent Holdings Ltd.	778,000	167
^	China Silver Group Ltd.	712,000	158
*	Peace Map Holding Ltd.	5,520,000	157
	Road King Infrastructure Ltd.	189,000	156
	Parkson Retail Group Ltd.	1,420,000	155
*	Sincere Watch Hong Kong Ltd.	2,250,000	153
*	Midland Holdings Ltd.	472,000	150
	EVA Precision Industrial Holdings Ltd.	1,048,000	149
*,2	CGN New Energy Holdings Co. Ltd.	968,000	146
	AMVIG Holdings Ltd.	352,000	145
	China Huarong Energy Co. Ltd.	1,437,800	138
^,*	Xinchen China Power Holdings Ltd.	748,000	117
^,*	Haier Healthwise Holdings Ltd.	2,930,000	115
	Singamas Container Holdings Ltd.	1,048,000	112
	Polytec Asset Holdings Ltd.	1,270,000	110
*	PetroAsian Energy Holdings Ltd.	4,044,000	97
^	Trinity Ltd.	926,000	96
*	Yanchang Petroleum International Ltd.	4,510,000	94
*	SOCAM Development Ltd.	186,000	92

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Anton Oilfield Services Group	912,000	91
*	Auto Italia Holdings	3,550,000	87
	TPV Technology Ltd.	530,000	86
	Yip's Chemical Holdings Ltd.	240,000	83
*	Hong Kong Television Network Ltd.	385,000	83
	Inspur International Ltd.	498,000	81
*	New Focus Auto Tech Holdings Ltd.	1,460,000	74
^,*	Honghua Group Ltd.	1,535,000	74
	IT Ltd.	282,000	70
*	Sunshine Oilsands Ltd.	1,682,500	69
^,*	Winshine Science Co. Ltd.	1,788,000	69
	New World Department Store China Ltd.	482,000	68
*	Hang Fat Ginseng Holdings Co. Ltd.	4,730,000	52
*	Silver Base Group Holdings Ltd.	358,000	48
	Regal Hotels International Holdings Ltd.	99,168	48
	Henderson Investment Ltd.	524,000	44
*	China Household Holdings Ltd.	3,145,000	43
	HKR International Ltd.	103,348	42
	Emperor Watch & Jewellery Ltd.	1,740,000	40
*	GT Group Holdings Ltd.	488,000	35
*	SPT Energy Group Inc.	366,000	28
*	Neo-Neon Holdings Ltd.	198,000	27
			465,188
Japan (57.7%)
	Toyota Motor Corp.	2,589,371	131,255
	Mitsubishi UFJ Financial Group Inc.	13,070,024	60,316
	KDDI Corp.	1,765,200	50,848
	SoftBank Group Corp.	870,670	46,816
	Honda Motor Co. Ltd.	1,684,227	45,450
	Japan Tobacco Inc.	977,159	39,925
	Sumitomo Mitsui Financial Group Inc.	1,221,934	36,770
	Mizuho Financial Group Inc.	23,278,941	34,893
	Takeda Pharmaceutical Co. Ltd.	727,991	34,770
	East Japan Railway Co.	357,185	31,424
	NTT DOCOMO Inc.	1,277,500	30,640
	Seven & i Holdings Co. Ltd.	733,754	29,939
	Central Japan Railway Co.	170,400	29,850
	Sony Corp.	1,181,444	28,616
	Canon Inc.	985,317	27,552
	FANUC Corp.	183,776	27,148
	Astellas Pharma Inc.	1,999,470	26,958
	Kao Corp.	472,077	26,114
	Keyence Corp.	43,177	25,880
	Murata Manufacturing Co. Ltd.	178,279	23,250
	Mitsubishi Estate Co. Ltd.	1,187,982	22,575
	Bridgestone Corp.	602,950	22,193
	Mitsui Fudosan Co. Ltd.	893,580	21,823
	Mitsubishi Corp.	1,293,634	21,744
	Shin-Etsu Chemical Co. Ltd.	388,055	21,734
	Tokio Marine Holdings Inc.	659,090	21,567
	Nissan Motor Co. Ltd.	2,360,952	20,951
	Hitachi Ltd.	4,354,258	19,952
	Daikin Industries Ltd.	250,112	19,854
	Mitsubishi Electric Corp.	1,859,954	19,766
	Mitsui & Co. Ltd.	1,597,900	19,519
	Nippon Telegraph & Telephone Corp.	434,675	19,452
	Fuji Heavy Industries Ltd.	587,512	19,291
	Ono Pharmaceutical Co. Ltd.	427,465	19,261
	Denso Corp.	473,886	18,013
	Panasonic Corp.	1,995,090	17,792
	ORIX Corp.	1,234,510	17,462
	ITOCHU Corp.	1,349,297	17,148
	Nidec Corp.	227,128	16,643
	Daiwa House Industry Co. Ltd.	605,705	16,182

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Nippon Steel & Sumitomo Metal Corp.	771,930	16,062
FUJIFILM Holdings Corp.	377,695	15,504
Kubota Corp.	1,056,228	15,386
Eisai Co. Ltd.	248,168	15,362
Komatsu Ltd.	883,609	15,176
Daiichi Sankyo Co. Ltd.	634,191	14,946
Kyocera Corp.	293,750	14,576
Hoya Corp.	377,502	14,456
Shionogi & Co. Ltd.	279,551	14,269
Secom Co. Ltd.	182,803	14,047
Nintendo Co. Ltd.	101,898	13,797
Otsuka Holdings Co. Ltd.	351,679	13,710
Nomura Holdings Inc.	3,221,294	13,687
SMC Corp.	55,100	13,437
MS&AD Insurance Group Holdings Inc.	485,901	12,833
Dai-ichi Life Insurance Co. Ltd.	1,065,000	12,801
Fast Retailing Co. Ltd.	48,320	12,723
Oriental Land Co. Ltd.	182,377	12,664
Toray Industries Inc.	1,427,857	11,927
Sumitomo Realty & Development Co. Ltd.	409,539	11,908
Olympus Corp.	303,694	11,831
Terumo Corp.	303,000	11,519
Kirin Holdings Co. Ltd.	792,416	11,429
Asahi Group Holdings Ltd.	357,621	11,350
Sumitomo Corp.	1,062,438	11,232
Ajinomoto Co. Inc.	487,006	11,226
Sumitomo Mitsui Trust Holdings Inc.	3,567,819	10,967
Mitsubishi Heavy Industries Ltd.	3,024,743	10,752
Shimano Inc.	73,998	10,617
Dentsu Inc.	208,702	10,604
Suzuki Motor Corp.	386,468	10,591
West Japan Railway Co.	172,937	10,440
MEIJI Holdings Co. Ltd.	128,330	9,889
Daito Trust Construction Co. Ltd.	69,658	9,852
JX Holdings Inc.	2,285,523	9,823
Aeon Co. Ltd.	653,095	9,787
Tokyo Electron Ltd.	147,413	9,743
Tokyo Gas Co. Ltd.	2,185,959	9,648
Sekisui House Ltd.	555,135	9,639
Daiwa Securities Group Inc.	1,602,984	9,335
Tokyu Corp.	1,072,409	9,294
Sompo Japan Nipponkoa Holdings Inc.	353,526	9,282
Chubu Electric Power Co. Inc.	668,172	8,801
Sumitomo Electric Industries Ltd.	720,021	8,662
Rakuten Inc.	791,400	8,604
Asahi Kasei Corp.	1,248,836	8,545
Sysmex Corp.	134,684	8,423
Marubeni Corp.	1,574,056	8,355
Shiseido Co. Ltd.	369,753	8,223
Mazda Motor Corp.	534,691	8,147
Nitto Denko Corp.	147,466	7,944
* Tokyo Electric Power Co. Holdings Inc.	1,468,784	7,867
Japan Exchange Group Inc.	519,400	7,736
Recruit Holdings Co. Ltd.	246,835	7,626
^,* Toshiba Corp.	3,602,424	7,619
Hankyu Hanshin Holdings Inc.	1,184,000	7,505
Makita Corp.	115,227	7,269
Resona Holdings Inc.	2,048,843	7,243
Aisin Seiki Co. Ltd.	181,989	7,072
Kintetsu Group Holdings Co. Ltd.	1,697,927	6,983
Yamato Holdings Co. Ltd.	345,261	6,963
Taisei Corp.	1,016,863	6,941
Inpex Corp.	870,700	6,922
Chugai Pharmaceutical Co. Ltd.	203,757	6,867

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	JFE Holdings Inc.	479,907	6,735
	Osaka Gas Co. Ltd.	1,863,548	6,718
	Toyota Industries Corp.	153,420	6,657
	Unicharm Corp.	321,723	6,650
	Ricoh Co. Ltd.	643,882	6,562
	TDK Corp.	111,687	6,535
	Mitsubishi Chemical Holdings Corp.	1,243,979	6,492
	Sumitomo Chemical Co. Ltd.	1,428,276	6,456
	Nitori Holdings Co. Ltd.	69,382	6,454
	Odakyu Electric Railway Co. Ltd.	577,362	6,270
	Obayashi Corp.	636,375	6,237
	NTT Data Corp.	117,700	6,128
*	Kansai Electric Power Co. Inc.	692,514	6,099
	NEC Corp.	2,442,284	5,944
	Fujitsu Ltd.	1,680,981	5,873
	Omron Corp.	184,610	5,859
	Tohoku Electric Power Co. Inc.	449,542	5,747
	Japan Post Holdings Co. Ltd.	424,613	5,721
	T&D Holdings Inc.	592,761	5,674
	Isuzu Motors Ltd.	518,398	5,547
	Yahoo Japan Corp.	1,236,800	5,533
*	Concordia Financial Group Ltd.	1,133,579	5,459
	Dai Nippon Printing Co. Ltd.	580,513	5,444
	Santen Pharmaceutical Co. Ltd.	376,600	5,397
	Asahi Glass Co. Ltd.	903,115	5,289
	Kikkoman Corp.	163,922	5,223
	Suntory Beverage & Food Ltd.	118,800	5,189
	NGK Insulators Ltd.	252,541	5,186
	LIXIL Group Corp.	245,218	5,134
	Electric Power Development Co. Ltd.	168,279	5,072
	Sumitomo Metal Mining Co. Ltd.	448,149	5,056
	Ryohin Keikaku Co. Ltd.	22,300	4,968
	Kajima Corp.	791,362	4,916
	Tobu Railway Co. Ltd.	952,206	4,880
	Toyota Tsusho Corp.	213,148	4,824
	Shimizu Corp.	535,293	4,798
^	Nikon Corp.	328,630	4,791
	Yakult Honsha Co. Ltd.	96,515	4,784
	Lawson Inc.	61,795	4,783
	Keio Corp.	540,808	4,763
	Japan Post Bank Co. Ltd.	386,911	4,724
	Yamaha Corp.	162,739	4,671
	Koito Manufacturing Co. Ltd.	107,055	4,638
	M3 Inc.	169,300	4,567
	TOTO Ltd.	133,939	4,542
	Nippon Paint Holdings Co. Ltd.	167,800	4,406
	Kyushu Electric Power Co. Inc.	437,444	4,390
	Seiko Epson Corp.	267,500	4,383
	Sekisui Chemical Co. Ltd.	346,645	4,332
	Yamaha Motor Co. Ltd.	264,547	4,330
	Kyowa Hakko Kirin Co. Ltd.	241,586	4,295
	Nagoya Railroad Co. Ltd.	851,000	4,292
	Seibu Holdings Inc.	199,717	4,213
	Keikyu Corp.	463,531	4,196
	Toppan Printing Co. Ltd.	488,872	4,180
	Kuraray Co. Ltd.	329,413	4,176
	Casio Computer Co. Ltd.	217,872	4,145
	Nisshin Seifun Group Inc.	250,524	4,101
	NH Foods Ltd.	182,466	4,067
	Bandai Namco Holdings Inc.	184,654	3,931
	Don Quijote Holdings Co. Ltd.	109,500	3,896
	Aozora Bank Ltd.	1,092,676	3,877
	NSK Ltd.	435,236	3,799
	Kawasaki Heavy Industries Ltd.	1,354,357	3,798

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Shizuoka Bank Ltd.	509,859	3,779
Mitsubishi Tanabe Pharma Corp.	212,236	3,779
Shimadzu Corp.	251,596	3,766
Mitsubishi Materials Corp.	1,183,508	3,754
Chugoku Electric Power Co. Inc.	285,313	3,703
NGK Spark Plug Co. Ltd.	184,381	3,677
Konica Minolta Inc.	425,453	3,672
Trend Micro Inc.	96,258	3,650
Nissan Chemical Industries Ltd.	136,400	3,643
Isetan Mitsukoshi Holdings Ltd.	342,280	3,632
Hirose Electric Co. Ltd.	30,018	3,631
Rohm Co. Ltd.	83,633	3,619
Keisei Electric Railway Co. Ltd.	262,404	3,610
Taisho Pharmaceutical Holdings Co. Ltd.	43,623	3,583
Daicel Corp.	286,273	3,576
Keihan Holdings Co. Ltd.	493,000	3,575
Sohgo Security Services Co. Ltd.	63,300	3,515
Hamamatsu Photonics KK	125,044	3,475
MISUMI Group Inc.	251,000	3,466
JGC Corp.	202,221	3,449
Oji Holdings Corp.	826,521	3,394
Yamada Denki Co. Ltd.	672,540	3,386
Amada Holdings Co. Ltd.	335,493	3,371
Hulic Co. Ltd.	336,200	3,346
Nomura Research Institute Ltd.	94,932	3,330
Obic Co. Ltd.	63,200	3,322
Kansai Paint Co. Ltd.	189,590	3,316
Nippon Express Co. Ltd.	724,925	3,308
Tokyu Fudosan Holdings Corp.	485,355	3,300
Asics Corp.	166,132	3,290
Hisamitsu Pharmaceutical Co. Inc.	69,440	3,285
USS Co. Ltd.	207,660	3,285
Marui Group Co. Ltd.	214,542	3,278
Alfresa Holdings Corp.	168,832	3,251
Chiba Bank Ltd.	639,129	3,228
Nissin Foods Holdings Co. Ltd.	69,247	3,215
Yamazaki Baking Co. Ltd.	135,435	3,206
Tsuruha Holdings Inc.	33,400	3,204
Suruga Bank Ltd.	161,696	3,144
Hoshizaki Electric Co. Ltd.	37,000	3,105
Rinnai Corp.	34,907	3,081
ANA Holdings Inc.	1,103,143	3,080
IHI Corp.	1,407,720	3,053
Toyo Suisan Kaisha Ltd.	85,496	3,020
FamilyMart Co. Ltd.	56,965	3,006
Taiheiyo Cement Corp.	1,135,000	3,003
Alps Electric Co. Ltd.	173,200	2,994
Teijin Ltd.	832,175	2,979
Nippon Yusen KK	1,519,083	2,976
Toyo Seikan Group Holdings Ltd.	150,473	2,967
Toho Gas Co. Ltd.	432,518	2,953
Yaskawa Electric Corp.	245,855	2,879
Lion Corp.	233,000	2,867
Stanley Electric Co. Ltd.	140,941	2,866
Mitsui Chemicals Inc.	857,190	2,843
J Front Retailing Co. Ltd.	234,990	2,823
Tosoh Corp.	615,000	2,811
Kewpie Corp.	106,700	2,785
Toho Co. Ltd.	109,633	2,779
Konami Holdings Corp.	88,049	2,776
Shimamura Co. Ltd.	20,553	2,775
Credit Saison Co. Ltd.	150,575	2,769
Nankai Electric Railway Co. Ltd.	522,000	2,766
Iida Group Holdings Co. Ltd.	148,000	2,764

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
JTEKT Corp.	213,366	2,717
Calbee Inc.	69,600	2,710
Park24 Co. Ltd.	96,500	2,705
Kobe Steel Ltd.	2,810,957	2,699
Suzuken Co. Ltd.	78,362	2,685
Japan Airlines Co. Ltd.	73,992	2,663
Pigeon Corp.	100,900	2,650
Sotetsu Holdings Inc.	412,000	2,646
TonenGeneral Sekiyu KK	278,713	2,640
Seven Bank Ltd.	618,140	2,627
Daihatsu Motor Co. Ltd.	195,957	2,615
Kurita Water Industries Ltd.	107,378	2,582
Mabuchi Motor Co. Ltd.	51,702	2,574
Sumitomo Rubber Industries Ltd.	168,890	2,571
Ezaki Glico Co. Ltd.	49,900	2,549
Tokyo Tatemono Co. Ltd.	192,500	2,542
Kaneka Corp.	301,995	2,528
Hakuhodo DY Holdings Inc.	223,550	2,520
Minebea Co. Ltd.	307,000	2,515
Brother Industries Ltd.	221,259	2,508
Nabtesco Corp.	109,965	2,481
Kose Corp.	27,100	2,479
Yokogawa Electric Corp.	229,496	2,466
Hino Motors Ltd.	255,309	2,463
JSR Corp.	175,143	2,401
Kakaku.com Inc.	132,400	2,385
Sojitz Corp.	1,188,018	2,374
Haseko Corp.	261,500	2,365
Mitsubishi Motors Corp.	585,921	2,358
Otsuka Corp.	49,326	2,352
Fukuoka Financial Group Inc.	687,041	2,349
Kobayashi Pharmaceutical Co. Ltd.	29,200	2,326
MediPal Holdings Corp.	146,784	2,322
Hokuriku Electric Power Co.	176,834	2,316
Sundrug Co. Ltd.	32,200	2,288
Fuji Electric Co. Ltd.	533,783	2,271
Asahi Intecc Co. Ltd.	46,970	2,260
Mitsui OSK Lines Ltd.	1,061,811	2,256
Bank of Kyoto Ltd.	336,363	2,256
Miraca Holdings Inc.	52,785	2,243
AEON Financial Service Co. Ltd.	100,470	2,242
Shinsei Bank Ltd.	1,595,373	2,236
Disco Corp.	26,300	2,235
Sumitomo Heavy Industries Ltd.	530,153	2,228
Joyo Bank Ltd.	638,338	2,225
Nippon Shinyaku Co. Ltd.	48,300	2,182
Nishi-Nippon Railroad Co. Ltd.	354,000	2,159
Air Water Inc.	143,281	2,152
THK Co. Ltd.	107,932	2,144
CyberAgent Inc.	44,400	2,081
Nomura Real Estate Holdings Inc.	112,378	2,054
Nippon Electric Glass Co. Ltd.	385,752	2,042
Sega Sammy Holdings Inc.	187,291	2,039
Temp Holdings Co. Ltd.	135,500	2,034
Takashimaya Co. Ltd.	277,494	2,026
Sony Financial Holdings Inc.	163,224	2,018
Idemitsu Kosan Co. Ltd.	94,292	2,014
Hiroshima Bank Ltd.	546,000	1,977
SBI Holdings Inc.	190,406	1,971
Yamaguchi Financial Group Inc.	211,864	1,969
Mitsubishi Gas Chemical Co. Inc.	358,921	1,968
Sawai Pharmaceutical Co. Ltd.	30,200	1,945
Kyushu Financial Group Inc.	368,700	1,935
Sumitomo Dainippon Pharma Co. Ltd.	149,638	1,926

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Acom Co. Ltd.	366,400	1,911
	Ube Industries Ltd.	1,002,936	1,905
	Nichirei Corp.	218,000	1,898
	Showa Shell Sekiyu KK	181,822	1,897
	Start Today Co. Ltd.	45,100	1,895
	Square Enix Holdings Co. Ltd.	73,915	1,892
	Nexon Co. Ltd.	125,400	1,883
	Daifuku Co. Ltd.	104,900	1,876
	Hitachi Metals Ltd.	184,007	1,868
	Ebara Corp.	410,000	1,867
	Nifco Inc.	39,100	1,866
	Benesse Holdings Inc.	65,747	1,865
	Matsumotokiyoshi Holdings Co. Ltd.	38,100	1,865
^	Japan Airport Terminal Co. Ltd.	52,000	1,856
	Sankyo Co. Ltd.	48,517	1,837
	IT Holdings Corp.	77,000	1,820
	Kaken Pharmaceutical Co. Ltd.	33,300	1,819
	Mitsubishi UFJ Lease & Finance Co. Ltd.	412,160	1,796
	Glory Ltd.	54,800	1,795
	Shikoku Electric Power Co. Inc.	145,344	1,794
	NOK Corp.	107,856	1,788
	DIC Corp.	777,000	1,787
	Denka Co. Ltd.	422,927	1,780
	Kamigumi Co. Ltd.	198,148	1,777
*	Sharp Corp.	1,300,829	1,771
	Nihon Kohden Corp.	71,100	1,770
	Azbil Corp.	68,500	1,758
	Chugoku Bank Ltd.	169,809	1,755
	Maruichi Steel Tube Ltd.	60,114	1,748
	Mitsubishi Logistics Corp.	126,831	1,734
	Zenkoku Hosho Co. Ltd.	48,900	1,720
	Nihon M&A Center Inc.	29,800	1,716
	Nippon Kayaku Co. Ltd.	159,000	1,707
	Sapporo Holdings Ltd.	316,000	1,706
	Nippon Paper Industries Co. Ltd.	88,548	1,701
	Aoyama Trading Co. Ltd.	45,400	1,693
	Iyo Bank Ltd.	256,598	1,686
^	MonotaRO Co. Ltd.	56,002	1,682
	DeNA Co. Ltd.	99,551	1,675
	Coca-Cola West Co. Ltd.	61,224	1,660
	Hachijuni Bank Ltd.	378,828	1,656
^	Kawasaki Kisen Kaisha Ltd.	776,000	1,655
	Yokohama Rubber Co. Ltd.	98,600	1,653
	Hitachi Chemical Co. Ltd.	98,166	1,649
	Gunma Bank Ltd.	416,081	1,647
	Oracle Corp. Japan	30,468	1,641
	Sugi Holdings Co. Ltd.	33,700	1,629
	Hitachi High-Technologies Corp.	60,180	1,628
	Tsumura & Co.	63,172	1,626
	COMSYS Holdings Corp.	107,700	1,619
^	Ito En Ltd.	52,600	1,606
	Hikari Tsushin Inc.	21,400	1,603
	Citizen Holdings Co. Ltd.	281,848	1,590
	Nippon Shokubai Co. Ltd.	30,300	1,569
	Hitachi Construction Machinery Co. Ltd.	98,732	1,568
^	Kagome Co. Ltd.	73,000	1,559
	Hokuhoku Financial Group Inc.	1,232,000	1,551
	Rohto Pharmaceutical Co. Ltd.	90,300	1,537
	Aeon Mall Co. Ltd.	111,655	1,536
^	Advantest Corp.	161,387	1,532
	Sumitomo Osaka Cement Co. Ltd.	355,000	1,531
	Hokkaido Electric Power Co. Inc.	166,193	1,515
	Sanwa Holdings Corp.	193,700	1,503
	Ushio Inc.	109,884	1,495

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Century Tokyo Leasing Corp.	43,800	1,489
	GS Yuasa Corp.	361,999	1,484
	UNY Group Holdings Co. Ltd.	202,000	1,474
	ABC-Mart Inc.	22,587	1,466
	SCREEN Holdings Co. Ltd.	189,000	1,458
	Toyobo Co. Ltd.	858,000	1,458
	Kinden Corp.	123,831	1,454
	SCSK Corp.	40,000	1,451
^	Japan Post Insurance Co. Ltd.	63,531	1,447
	Izumi Co. Ltd.	37,400	1,445
	Pola Orbis Holdings Inc.	17,800	1,416
	Seino Holdings Co. Ltd.	138,900	1,412
	Wacoal Holdings Corp.	117,000	1,411
	Toyo Tire & Rubber Co. Ltd.	94,000	1,406
^	Cosmos Pharmaceutical Corp.	8,200	1,404
	Miura Co. Ltd.	74,800	1,400
	Takara Holdings Inc.	164,300	1,398
	Sumitomo Forestry Co. Ltd.	121,000	1,397
	Showa Denko KK	1,342,499	1,397
	Furukawa Electric Co. Ltd.	566,600	1,387
	H2O Retailing Corp.	83,800	1,375
	Leopalace21 Corp.	228,900	1,374
	NHK Spring Co. Ltd.	155,896	1,372
	Ulvac Inc.	44,700	1,371
	House Foods Group Inc.	71,100	1,364
	Bic Camera Inc.	139,100	1,355
	Dowa Holdings Co. Ltd.	216,000	1,353
	Pilot Corp.	33,900	1,344
	Fujikura Ltd.	274,000	1,328
	K's Holdings Corp.	39,300	1,321
	Toyoda Gosei Co. Ltd.	71,403	1,317
	Horiba Ltd.	34,700	1,310
	ADEKA Corp.	92,800	1,301
	Japan Steel Works Ltd.	335,865	1,301
^	OSG Corp.	69,730	1,296
	NTN Corp.	416,000	1,289
	Welcia Holdings Co. Ltd.	23,958	1,266
	Toho Holdings Co. Ltd.	54,500	1,261
	Resorttrust Inc.	60,800	1,257
	Nisshinbo Holdings Inc.	115,300	1,255
	Coca-Cola East Japan Co. Ltd.	68,500	1,255
	Nippon Suisan Kaisha Ltd.	226,700	1,253
	Topcon Corp.	101,300	1,247
	Taiyo Nippon Sanso Corp.	132,701	1,225
	Autobacs Seven Co. Ltd.	70,800	1,222
	Nishi-Nippon City Bank Ltd.	671,839	1,212
	Penta-Ocean Construction Co. Ltd.	267,200	1,203
	Relo Holdings Inc.	9,300	1,189
	Ibiden Co. Ltd.	94,283	1,186
*	Itoham Yonekyu Holdings Inc.	155,562	1,183
	Nisshin Steel Co. Ltd.	87,800	1,175
	Nagase & Co. Ltd.	105,300	1,168
	77 Bank Ltd.	330,000	1,158
	Sangetsu Co. Ltd.	64,300	1,152
	Ain Holdings Inc.	23,700	1,151
	Skylark Co. Ltd.	89,000	1,131
	Tokai Tokyo Financial Holdings Inc.	218,100	1,130
^	Iwatani Corp.	191,000	1,122
	Megmilk Snow Brand Co. Ltd.	48,400	1,122
	OKUMA Corp.	143,000	1,116
	Nipro Corp.	114,500	1,115
	Toagosei Co. Ltd.	123,500	1,114
	TS Tech Co. Ltd.	48,600	1,110
	Amano Corp.	67,700	1,108

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Daido Steel Co. Ltd.	327,087	1,105
Sumco Corp.	174,268	1,104
DMG Mori Co. Ltd.	98,100	1,101
Zensho Holdings Co. Ltd.	86,100	1,095
Sankyu Inc.	235,000	1,092
Daishi Bank Ltd.	315,000	1,092
Oki Electric Industry Co. Ltd.	778,000	1,089
Shimachu Co. Ltd.	46,700	1,087
Chiyoda Corp.	143,123	1,085
^ Sanrio Co. Ltd.	55,150	1,084
Aica Kogyo Co. Ltd.	48,300	1,078
Capcom Co. Ltd.	46,700	1,076
Shiga Bank Ltd.	247,000	1,073
NOF Corp.	136,000	1,070
Shochiku Co. Ltd.	107,000	1,070
Nishimatsu Construction Co. Ltd.	245,000	1,070
Central Glass Co. Ltd.	190,000	1,059
Toyota Boshoku Corp.	56,909	1,059
Mitsui Engineering & Shipbuilding Co. Ltd.	685,000	1,058
Kenedix Inc.	246,600	1,054
Nikkon Holdings Co. Ltd.	56,500	1,049
Tokyo Ohka Kogyo Co. Ltd.	37,500	1,048
United Arrows Ltd.	25,900	1,041
Taiyo Yuden Co. Ltd.	103,700	1,035
Tadano Ltd.	108,000	1,031
Kokuyo Co. Ltd.	78,400	1,027
Rengo Co. Ltd.	188,000	1,024
Tsubakimoto Chain Co.	156,000	1,017
Heiwa Corp.	48,300	1,015
FP Corp.	22,900	1,013
Awa Bank Ltd.	199,000	1,012
Zeon Corp.	142,000	1,009
Maeda Road Construction Co. Ltd.	55,000	1,002
Kyowa Exeo Corp.	88,600	1,002
Mitsubishi Pencil Co. Ltd.	21,000	1,000
Morinaga Milk Industry Co. Ltd.	189,000	991
GMO Payment Gateway Inc.	15,500	990
Calsonic Kansei Corp.	145,000	990
Toda Corp.	210,000	979
Juroku Bank Ltd.	328,000	968
Nichi-iko Pharmaceutical Co. Ltd.	40,700	968
NTT Urban Development Corp.	103,300	967
Mitsui Mining & Smelting Co. Ltd.	510,000	957
San-In Godo Bank Ltd.	148,400	956
Yamato Kogyo Co. Ltd.	40,517	951
Ogaki Kyoritsu Bank Ltd.	309,000	951
Okasan Securities Group Inc.	180,000	950
Ariake Japan Co. Ltd.	17,000	942
Arcs Co. Ltd.	40,100	941
SHO-BOND Holdings Co. Ltd.	21,700	939
Mochida Pharmaceutical Co. Ltd.	12,600	937
Kumagai Gumi Co. Ltd.	346,000	936
^,* Aiful Corp.	270,900	933
TechnoPro Holdings Inc.	33,500	931
Nippon Gas Co. Ltd.	39,900	929
Ship Healthcare Holdings Inc.	37,500	925
Lintec Corp.	48,200	924
Senshu Ikeda Holdings Inc.	245,200	924
Morinaga & Co. Ltd.	192,000	919
Okumura Corp.	175,000	917
Fujitsu General Ltd.	53,000	916
Valor Holdings Co. Ltd.	37,700	908
Yaoko Co. Ltd.	20,300	898
Ai Holdings Corp.	31,300	894

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Maeda Corp.	117,000	894
	Kyudenko Corp.	35,000	889
	Adastria Co. Ltd.	26,800	888
	Meitec Corp.	25,500	885
	Tokai Rika Co. Ltd.	47,300	876
	Nippon Light Metal Holdings Co. Ltd.	493,200	870
	Fuji Kyuko Co. Ltd.	65,000	869
	KYORIN Holdings Inc.	43,800	864
	Hitachi Capital Corp.	40,400	863
^	Kyoritsu Maintenance Co. Ltd.	11,300	859
	Itochu Techno-Solutions Corp.	43,832	859
	Japan Aviation Electronics Industry Ltd.	64,000	854
	Keiyo Bank Ltd.	233,000	852
^	Colowide Co. Ltd.	52,200	850
^	GungHo Online Entertainment Inc.	322,300	844
	COLOPL Inc.	42,300	836
	HIS Co. Ltd.	33,800	835
	Nippon Seiki Co. Ltd.	43,000	830
	Matsui Securities Co. Ltd.	96,100	828
	Hazama Ando Corp.	169,600	827
	Nihon Parkerizing Co. Ltd.	93,200	822
	Fuji Machine Manufacturing Co. Ltd.	79,400	815
	Nippo Corp.	49,000	812
	Cocokara fine Inc.	18,200	811
	Jafco Co. Ltd.	29,200	808
^	Fukuyama Transporting Co. Ltd.	156,000	799
	Mandom Corp.	17,500	792
	Hokkoku Bank Ltd.	280,000	792
	Hanwa Co. Ltd.	177,000	791
	Hitachi Zosen Corp.	155,700	790
	Takara Standard Co. Ltd.	89,000	785
	Takasago Thermal Engineering Co. Ltd.	63,000	785
^,*	euglena Co. Ltd.	55,700	782
	Cosmo Energy Holdings Co. Ltd.	61,104	775
	Kusuri No Aoki Co. Ltd.	14,700	775
	Fuji Oil Holdings Inc.	41,500	772
	Duskin Co. Ltd.	42,400	771
^	ASKUL Corp.	19,600	771
	Inaba Denki Sangyo Co. Ltd.	24,500	769
	Anritsu Corp.	129,295	769
	Onward Holdings Co. Ltd.	111,000	766
	Hokuetsu Kishu Paper Co. Ltd.	120,700	763
	Musashino Bank Ltd.	30,100	758
	Nippon Flour Mills Co. Ltd.	98,000	757
	Tokyo Dome Corp.	176,000	750
	Fuyo General Lease Co. Ltd.	17,800	747
	Kiyo Bank Ltd.	62,200	747
	Kandenko Co. Ltd.	105,000	747
	Hyakujushi Bank Ltd.	258,000	745
	San-A Co. Ltd.	16,100	741
^	Yoshinoya Holdings Co. Ltd.	58,300	741
	Meidensha Corp.	177,000	739
	Toyo Ink SC Holdings Co. Ltd.	185,000	737
	Trusco Nakayama Corp.	18,500	735
	Topre Corp.	37,100	730
	Tokyo Seimitsu Co. Ltd.	35,000	726
	Daikyonishikawa Corp.	52,500	723
	Sakata Seed Corp.	28,600	723
	Totetsu Kogyo Co. Ltd.	24,800	722
	Maruha Nichiro Corp.	32,300	721
	Fujitec Co. Ltd.	72,600	718
^	Financial Products Group Co. Ltd.	60,000	716
	Hyakugo Bank Ltd.	193,000	711
*	Pioneer Corp.	265,200	711

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Canon Marketing Japan Inc.	39,600	710
	Kissei Pharmaceutical Co. Ltd.	30,700	706
	Paramount Bed Holdings Co. Ltd.	18,900	703
	TPR Co. Ltd.	27,600	696
	Toho Bank Ltd.	209,000	694
	Okamura Corp.	75,000	693
	Saibu Gas Co. Ltd.	280,000	692
	North Pacific Bank Ltd.	272,700	691
*	Orient Corp.	344,000	687
	Koei Tecmo Holdings Co. Ltd.	44,100	686
	Nippon Soda Co. Ltd.	131,000	685
	Asatsu-DK Inc.	27,540	684
	Daiseki Co. Ltd.	36,800	682
	GMO Internet Inc.	58,000	681
	Transcosmos Inc.	25,800	681
	Fuji Seal International Inc.	20,000	680
	Nihon Unisys Ltd.	55,000	674
	Nanto Bank Ltd.	237,680	672
	Ryosan Co. Ltd.	27,800	666
	Hitachi Transport System Ltd.	39,700	665
*	Nippon Sheet Glass Co. Ltd.	844,000	659
	Sumitomo Mitsui Construction Co. Ltd.	757,300	656
	Komeri Co. Ltd.	26,100	654
	Japan Petroleum Exploration Co. Ltd.	28,079	654
	Nichias Corp.	100,000	648
^	Daio Paper Corp.	65,300	644
	Nissan Shatai Co. Ltd.	65,700	641
	Sumitomo Bakelite Co. Ltd.	155,000	640
	Accordia Golf Co. Ltd.	67,100	637
^	Japan Display Inc.	331,100	634
	Kadokawa Dwango Corp.	44,652	633
	Unipres Corp.	35,900	632
	Exedy Corp.	27,000	630
	DCM Holdings Co. Ltd.	83,100	628
	Tokyu Construction Co. Ltd.	75,900	623
	SKY Perfect JSAT Holdings Inc.	116,500	620
	Kanamoto Co. Ltd.	24,000	617
	Heiwado Co. Ltd.	29,900	613
	Nippon Densetsu Kogyo Co. Ltd.	31,500	612
	J Trust Co. Ltd.	80,700	612
	Takuma Co. Ltd.	71,000	610
	Yodogawa Steel Works Ltd.	27,000	610
	KYB Corp.	181,180	605
	Chiyoda Co. Ltd.	23,400	604
	Gurunavi Inc.	25,500	603
	HI-LEX Corp.	23,200	598
	Starts Corp. Inc.	28,700	596
	NSD Co. Ltd.	37,900	594
^	EDION Corp.	73,400	594
	Tokyo TY Financial Group Inc.	23,300	593
	PanaHome Corp.	76,000	593
^	COOKPAD Inc.	41,300	591
	Hogy Medical Co. Ltd.	10,600	590
	Senko Co. Ltd.	92,000	589
	Taikisha Ltd.	25,600	584
	Nomura Co. Ltd.	35,000	584
	Descente Ltd.	41,900	583
	Bank of Iwate Ltd.	15,300	578
^	Wacom Co. Ltd.	137,600	572
	Keihin Corp.	39,300	571
	MOS Food Services Inc.	21,300	568
	Kanematsu Corp.	375,000	565
^	Zojirushi Corp.	37,800	564
^	Bank of Nagoya Ltd.	170,000	564

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Tokyo Steel Manufacturing Co. Ltd.	91,300	562
	Bank of Okinawa Ltd.	16,900	558
	Nachi-Fujikoshi Corp.	173,000	557
	Next Co. Ltd.	49,600	555
	Aomori Bank Ltd.	181,000	554
	Yamanashi Chuo Bank Ltd.	148,000	548
	TSI Holdings Co. Ltd.	85,600	546
^	TOKAI Holdings Corp.	97,200	545
	Shinmaywa Industries Ltd.	79,000	541
	Token Corp.	6,900	540
	Sumitomo Warehouse Co. Ltd.	108,000	539
	Taiyo Holdings Co. Ltd.	16,200	538
	NS Solutions Corp.	30,700	534
	Makino Milling Machine Co. Ltd.	88,000	529
	Takara Leben Co. Ltd.	82,900	527
	Gree Inc.	93,679	525
^	Yamagata Bank Ltd.	144,000	523
	FCC Co. Ltd.	31,200	522
^	Jin Co. Ltd.	14,100	520
	Kuroda Electric Co. Ltd.	33,700	520
	Nishimatsuya Chain Co. Ltd.	45,600	520
	Milbon Co. Ltd.	11,800	517
	Okinawa Electric Power Co. Inc.	20,200	516
	Earth Chemical Co. Ltd.	12,400	516
	Komori Corp.	43,800	515
	Kureha Corp.	150,000	515
	Kato Sangyo Co. Ltd.	20,900	514
^	Okamoto Industries Inc.	70,000	514
	Joyful Honda Co. Ltd.	22,800	514
	Royal Holdings Co. Ltd.	26,800	511
	Siix Corp.	17,300	511
	Noritz Corp.	30,500	510
	Kameda Seika Co. Ltd.	12,600	507
	PALTAC Corp.	28,500	506
	Mirait Holdings Corp.	57,700	506
	Aida Engineering Ltd.	55,300	505
	Life Corp.	18,800	502
	Seikagaku Corp.	32,800	501
	Tokai Carbon Co. Ltd.	191,000	500
	Showa Sangyo Co. Ltd.	112,000	499
	Nissin Electric Co. Ltd.	43,400	499
	Hitachi Kokusai Electric Inc.	47,500	498
	Atom Corp.	81,047	493
	Nippon Signal Company Ltd.	59,200	493
	United Super Markets Holdings Inc.	53,300	492
	Asahi Diamond Industrial Co. Ltd.	49,200	491
	Marusan Securities Co. Ltd.	54,100	490
	Create SD Holdings Co. Ltd.	20,400	489
^	Nissha Printing Co. Ltd.	30,700	489
	Toei Co. Ltd.	63,000	488
	Dip Corp.	20,700	488
^,*	Tokuyama Corp.	308,000	488
	Internet Initiative Japan Inc.	24,900	488
	ZERIA Pharmaceutical Co. Ltd.	39,100	487
	Unizo Holdings Co. Ltd.	11,500	487
	Ichibanya Co. Ltd.	7,700	487
	Zenrin Co. Ltd.	22,700	485
	Nitto Boseki Co. Ltd.	157,000	485
	TOC Co. Ltd.	61,000	483
	Seiko Holdings Corp.	129,000	483
	Nippon Television Holdings Inc.	29,900	482
	Foster Electric Co. Ltd.	23,100	481
	Aeon Delight Co. Ltd.	17,400	480
	Daibiru Corp.	55,000	480

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Nagaileben Co. Ltd.	23,400	478
Nippon Steel & Sumikin Bussan Corp.	135,000	477
Nissin Kogyo Co. Ltd.	34,300	474
Doutor Nichires Holdings Co. Ltd.	27,000	474
Sanyo Special Steel Co. Ltd.	104,000	473
Daihen Corp.	95,000	473
Yamazen Corp.	60,200	471
Saizeriya Co. Ltd.	26,500	470
Futaba Corp.	30,900	469
Takeuchi Manufacturing Co. Ltd.	31,300	467
Kintetsu World Express Inc.	35,500	464
^ Gulliver International Co. Ltd.	47,200	464
Nisshin Oillio Group Ltd.	109,000	463
Chudenko Corp.	23,500	462
Jaccs Co. Ltd.	117,000	461
Japan Wool Textile Co. Ltd.	66,000	461
Raito Kogyo Co. Ltd.	43,400	460
Daikyo Inc.	287,000	460
Sakata INX Corp.	40,600	459
Aichi Steel Corp.	108,000	458
UACJ Corp.	225,000	457
Fuji Soft Inc.	20,100	456
Sato Holdings Corp.	22,100	456
Eizo Corp.	18,200	455
Nikkiso Co. Ltd.	58,600	451
Gunze Ltd.	161,000	450
Ryobi Ltd.	124,000	450
Tomy Co. Ltd.	63,700	449
IBJ Leasing Co. Ltd.	26,000	448
SMS Co. Ltd.	24,100	447
Ci:z Holdings Co. Ltd.	21,900	446
^,* Pacific Metals Co. Ltd.	139,000	445
Kisoji Co. Ltd.	20,900	444
Bunka Shutter Co. Ltd.	52,700	444
Iseki & Co. Ltd.	208,000	443
Seiren Co. Ltd.	43,000	442
Monex Group Inc.	171,100	441
Marudai Food Co. Ltd.	105,000	439
Fujicco Co. Ltd.	20,600	439
Nitta Corp.	17,900	438
Morita Holdings Corp.	36,400	434
Kohnan Shoji Co. Ltd.	25,400	433
Plenus Co. Ltd.	23,600	433
Fancl Corp.	32,400	432
Aichi Bank Ltd.	9,500	432
Ashikaga Holdings Co. Ltd.	146,700	432
Geo Holdings Corp.	26,100	431
Oita Bank Ltd.	141,000	431
Chofu Seisakusho Co. Ltd.	18,600	430
Toshiba Plant Systems & Services Corp.	34,700	429
Obara Group Inc.	11,700	428
Alpine Electronics Inc.	34,600	426
Furukawa Co. Ltd.	294,000	425
Heiwa Real Estate Co. Ltd.	34,300	425
Fuji Co. Ltd.	19,100	425
Yondoshi Holdings Inc.	17,500	423
Hitachi Maxell Ltd.	28,100	422
Akita Bank Ltd.	158,000	422
VT Holdings Co. Ltd.	83,400	421
Mitsuba Corp.	29,400	421
Toppan Forms Co. Ltd.	38,200	420
Dydo Drinco Inc.	8,300	419
Fukui Bank Ltd.	218,000	419
BML Inc.	9,800	418

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Axial Retailing Inc.	13,100	418
	Nichiha Corp.	27,400	418
	kabu.com Securities Co. Ltd.	130,100	416
	Sanki Engineering Co. Ltd.	52,600	414
	Inabata & Co. Ltd.	42,300	412
	Asahi Holdings Inc.	30,600	411
	Nichicon Corp.	60,900	410
	Tokyo Broadcasting System Holdings Inc.	29,800	410
^	EPS Holdings Inc.	32,700	410
	Optex Co. Ltd.	12,800	409
	Relia Inc.	39,500	408
	Sanyo Chemical Industries Ltd.	52,000	402
*	Toshiba TEC Corp.	106,000	400
	As One Corp.	11,100	400
	CKD Corp.	49,200	400
	Bando Chemical Industries Ltd.	82,000	400
	Piolax Inc.	7,600	399
	Showa Corp.	45,900	399
	Oiles Corp.	24,400	396
	Ihara Chemical Industry Co. Ltd.	30,900	396
	Kura Corp.	9,200	395
	Max Co. Ltd.	37,000	395
	TOMONY Holdings Inc.	138,700	395
	Dexerials Corp.	48,700	394
	Tochigi Bank Ltd.	102,000	393
	Star Micronics Co. Ltd.	34,200	393
	Musashi Seimitsu Industry Co. Ltd.	20,400	389
	AOKI Holdings Inc.	33,500	389
	Hosiden Corp.	61,600	388
^	Yokohama Reito Co. Ltd.	39,700	388
	Takasago International Corp.	17,400	388
^	Shima Seiki Manufacturing Ltd.	23,400	384
	TV Asahi Holdings Corp.	23,100	384
	Sintokogio Ltd.	45,300	383
	Chugoku Marine Paints Ltd.	54,000	383
	Hokuto Corp.	19,600	382
	Noevir Holdings Co. Ltd.	13,400	381
	Prima Meat Packers Ltd.	138,000	380
	DTS Corp.	19,200	380
	Shikoku Bank Ltd.	195,000	379
	NET One Systems Co. Ltd.	73,000	379
	Towa Pharmaceutical Co. Ltd.	8,200	377
	Yorozu Corp.	18,800	376
	Iino Kaiun Kaisha Ltd.	96,100	374
	Nishio Rent All Co. Ltd.	14,200	373
	Avex Group Holdings Inc.	29,700	372
	Hiday Hidaka Corp.	15,600	369
^	Toyo Engineering Corp.	135,000	368
	Kitz Corp.	90,800	368
	Sanyo Electric Railway Co. Ltd.	79,000	367
	Ricoh Leasing Co. Ltd.	12,700	367
	Riso Kagaku Corp.	23,500	367
	Shinko Electric Industries Co. Ltd.	66,000	367
	Namura Shipbuilding Co. Ltd.	49,400	366
	Toa Corp.	166,000	366
	Menicon Co. Ltd.	11,200	365
	Shizuoka Gas Co. Ltd.	53,500	365
	San-Ai Oil Co. Ltd.	52,000	364
*	Mitsumi Electric Co. Ltd.	74,800	363
	Hokuetsu Bank Ltd.	211,000	362
	Mizuno Corp.	76,000	361
	Japan Securities Finance Co. Ltd.	92,600	361
	TKC Corp.	13,200	359
	Bank of the Ryukyus Ltd.	31,000	358

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	St. Marc Holdings Co. Ltd.	13,200	357
	Round One Corp.	60,500	355
	Doshisha Co. Ltd.	18,900	355
	Itochu Enex Co. Ltd.	43,300	354
	Sankyo Tateyama Inc.	25,600	354
	Open House Co. Ltd.	16,600	353
	Miyazaki Bank Ltd.	139,000	353
	Ringer Hut Co. Ltd.	16,900	352
	Yonex Co. Ltd.	8,500	350
	Xebio Holdings Co. Ltd.	21,900	349
	Create Restaurants Holdings Inc.	38,100	349
	Yuasa Trading Co. Ltd.	15,500	348
^,*	Outsourcing Inc.	10,700	348
	Toridoll.corp	20,000	348
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,000	347
	Sekisui Jushi Corp.	24,900	346
	Sanken Electric Co. Ltd.	104,000	345
	Tachi-S Co. Ltd.	25,100	344
	Trancom Co. Ltd.	5,800	344
	Nitto Kogyo Corp.	21,700	344
	Daiwabo Holdings Co. Ltd.	174,000	342
	Macnica Fuji Electronics Holdings Inc.	30,900	342
	Mitsuboshi Belting Ltd.	43,000	340
	Kotobuki Spirits Co. Ltd.	17,400	339
^	Toho Zinc Co. Ltd.	125,000	338
	Belc Co. Ltd.	8,500	338
	Konoike Transport Co. Ltd.	29,000	338
	Kurabo Industries Ltd.	191,000	336
	Kumiai Chemical Industry Co. Ltd.	39,300	335
^	Pacific Industrial Co. Ltd.	34,500	333
	Ohsho Food Service Corp.	10,400	332
	Topy Industries Ltd.	173,000	331
	Konishi Co. Ltd.	26,400	331
	Eighteenth Bank Ltd.	140,000	331
	Sanden Holdings Corp.	112,000	330
	NEC Networks & System Integration Corp.	21,200	329
	T Hasegawa Co. Ltd.	20,000	328
	Fuji Media Holdings Inc.	28,700	325
	Mitsui Sugar Co. Ltd.	72,000	325
^	Benefit One Inc.	14,300	324
	Daiho Corp.	76,000	322
	JCR Pharmaceuticals Co. Ltd.	13,600	321
	Jeol Ltd.	71,000	321
	F@N Communications Inc.	45,600	320
^	Mani Inc.	19,400	319
	Kyoei Steel Ltd.	20,600	318
	Ehime Bank Ltd.	153,000	318
	JVC Kenwood Corp.	126,300	314
^	Nichii Gakkan Co.	41,500	313
	Hitachi Koki Co. Ltd.	46,100	312
	Kanto Denka Kogyo Co. Ltd.	43,000	312
	Elecom Co. Ltd.	18,500	310
	Sodick Co. Ltd.	39,900	309
	Hibiya Engineering Ltd.	22,200	309
	Goldwin Inc.	8,000	308
	Tokai Corp.	10,700	307
	Shikoku Chemicals Corp.	37,000	307
	Takamatsu Construction Group Co. Ltd.	14,300	306
	Fujimori Kogyo Co. Ltd.	13,200	306
	Anicom Holdings Inc.	13,000	305
^	S Foods Inc.	12,800	305
^	Fujita Kanko Inc.	70,000	303
	Mitsubishi Shokuhin Co. Ltd.	11,700	302
	Matsuya Co. Ltd.	38,400	302

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nihon Trim Co. Ltd.	4,400	300
	Osaka Soda Co. Ltd.	79,000	300
	Sumitomo Real Estate Sales Co. Ltd.	14,900	299
	OBIC Business Consultants Co. Ltd.	7,100	297
	Sumitomo Riko Co. Ltd.	34,500	296
^	Tekken Corp.	119,000	295
	Wakita & Co. Ltd.	42,400	294
^	METAWATER Co. Ltd.	10,600	293
*	Funai Soken Holdings Inc.	19,300	293
	Clarion Co. Ltd.	96,000	291
	T-Gaia Corp.	23,900	290
	Nohmi Bosai Ltd.	20,700	290
	Okabe Co. Ltd.	39,100	289
	Japan Pulp & Paper Co. Ltd.	97,000	288
	Toyo Construction Co. Ltd.	67,000	286
	Katakura Industries Co. Ltd.	26,500	286
	Kinugawa Rubber Industrial Co. Ltd.	41,000	285
	Eagle Industry Co. Ltd.	21,700	285
	Tokyotokeiba Co. Ltd.	142,000	285
	Shinko Plantech Co. Ltd.	37,400	285
	Enplas Corp.	10,000	283
	Press Kogyo Co. Ltd.	82,300	282
	Ichiyoshi Securities Co. Ltd.	34,100	281
	Minato Bank Ltd.	196,000	281
	Toshiba Machine Co. Ltd.	94,000	280
	Nichiden Corp.	10,400	279
	Yellow Hat Ltd.	13,600	278
	J-Oil Mills Inc.	86,000	277
	UKC Holdings Corp.	15,500	275
	Tv Tokyo Holdings Corp.	15,800	274
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	274
	Inageya Co. Ltd.	20,876	273
	Torii Pharmaceutical Co. Ltd.	11,700	271
	Rock Field Co. Ltd.	18,000	270
	Joshin Denki Co. Ltd.	34,000	270
^	Modec Inc.	17,700	269
	Noritake Co. Ltd.	122,000	269
	Bank of Saga Ltd.	133,000	269
	Okuwa Co. Ltd.	25,000	268
	Tsukui Corp.	22,000	268
^	Yokogawa Bridge Holdings Corp.	29,400	265
	Eiken Chemical Co. Ltd.	14,400	264
	Denki Kogyo Co. Ltd.	59,000	263
^	Nippon Ceramic Co. Ltd.	14,600	263
	Itoki Corp.	41,800	263
	Fukuda Corp.	24,000	263
	Ines Corp.	25,100	262
	Hamakyorex Co. Ltd.	14,600	262
	Alpen Co. Ltd.	15,300	261
	Mie Kotsu Group Holdings Inc.	50,000	260
	Shindengen Electric Manufacturing Co. Ltd.	72,000	260
	Union Tool Co.	9,400	259
	Riken Corp.	80,000	258
	Tosho Co. Ltd.	7,000	257
	Pressance Corp.	7,300	256
	Key Coffee Inc.	15,100	256
*	Unitika Ltd.	519,000	256
	Towa Bank Ltd.	310,000	254
	Sanyo Shokai Ltd.	106,000	254
	Pack Corp.	10,700	252
	Tokushu Tokai Paper Co. Ltd.	79,000	252
	Teikoku Sen-I Co. Ltd.	17,900	251
	ASKA Pharmaceutical Co. Ltd.	19,800	251
	Arcland Sakamoto Co. Ltd.	24,200	251

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kappa Create Co. Ltd.	21,600	250
	Riken Vitamin Co. Ltd.	6,400	250
^	Osaki Electric Co. Ltd.	35,000	250
	Mitsui-Soko Holdings Co. Ltd.	93,000	249
^	Juki Corp.	28,200	248
	Fujimi Inc.	18,700	248
^	Pal Co. Ltd.	10,200	248
	Sogo Medical Co. Ltd.	8,500	246
	Fukushima Industries Corp.	11,100	246
	Vital KSK Holdings Inc.	28,800	246
	Canon Electronics Inc.	17,000	246
	Sagami Chain Co. Ltd.	22,000	245
	Daido Metal Co. Ltd.	33,200	244
^	Keiyo Co. Ltd.	50,100	244
	Futaba Industrial Co. Ltd.	52,300	242
	Tsukishima Kikai Co. Ltd.	28,900	242
	Nippon Synthetic Chemical Industry Co. Ltd.	40,000	241
	Cawachi Ltd.	10,300	241
	Nippon Road Co. Ltd.	52,000	241
	Justsystems Corp.	29,600	240
	ESPEC Corp.	17,900	239
	Tamron Co. Ltd.	14,700	238
	SMK Corp.	58,000	236
	C Uyemura & Co. Ltd.	5,500	236
*	Kintetsu Department Store Co. Ltd.	85,000	235
*	Tanseisha Co. Ltd.	30,200	235
^	Jamco Corp.	9,200	235
	Arata Corp.	10,400	235
^	OSAKA Titanium Technologies Co. Ltd.	17,400	235
	Kyokuto Securities Co. Ltd.	20,200	234
	Tosei Corp.	33,400	234
	Tsugami Corp.	56,000	234
	Daisan Bank Ltd.	164,000	233
	Nissin Corp.	82,000	233
	Kansai Urban Banking Corp.	24,500	232
^	Nihon Nohyaku Co. Ltd.	44,300	232
	Chukyo Bank Ltd.	112,000	232
	Toyo Corp.	22,700	231
	Nippon Kanzai Co. Ltd.	15,100	231
	Maruzen Showa Unyu Co. Ltd.	62,000	230
	Warabeya Nichiyo Co. Ltd.	12,300	230
	Chiyoda Integre Co. Ltd.	11,500	230
	Shibuya Corp.	19,400	229
	Ryoyo Electro Corp.	19,100	229
	Neturen Co. Ltd.	33,100	227
*	Ishihara Sangyo Kaisha Ltd.	329,000	226
	OSJB Holdings Corp.	97,400	226
	Idec Corp.	24,600	226
	Tsurumi Manufacturing Co. Ltd.	17,000	226
	FIDEA Holdings Co. Ltd.	143,100	225
	Kasai Kogyo Co. Ltd.	23,500	225
	Aisan Industry Co. Ltd.	30,200	224
	Tocalo Co. Ltd.	12,400	223
^	Marvelous Inc.	27,400	223
	YAMABIKO Corp.	31,100	221
	Belluna Co. Ltd.	43,900	221
	Daiwa Industries Ltd.	25,600	219
	Jimoto Holdings Inc.	165,300	219
	Qol Co. Ltd.	15,600	219
^,*	Laox Co. Ltd.	211,010	219
	Sac's Bar Holdings Inc.	17,200	218
	Goldcrest Co. Ltd.	15,200	218
	Studio Alice Co. Ltd.	8,800	217
	Sakai Chemical Industry Co. Ltd.	79,000	217

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Maruwa Co. Ltd.	7,600	216
	Yurtec Corp.	30,000	215
	Wowow Inc.	10,000	214
	Kyodo Printing Co. Ltd.	72,000	213
	Broadleaf Co. Ltd.	21,500	212
	Toenec Corp.	33,000	212
	Cosel Co. Ltd.	21,500	211
	Maeda Kosen Co. Ltd.	20,100	211
^	Senshukai Co. Ltd.	30,600	210
	Meisei Industrial Co. Ltd.	46,200	210
	Toa Corp.	20,800	209
^	Kyokuyo Co. Ltd.	87,000	208
	Sanyo Denki Co. Ltd.	42,000	206
	Nippon Koei Co. Ltd.	64,000	206
	Taihei Dengyo Kaisha Ltd.	25,000	205
	G-Tekt Corp.	19,500	205
	Fujibo Holdings Inc.	105,000	204
	Sakai Moving Service Co. Ltd.	8,400	204
	Information Services International-Dentsu Ltd.	11,100	204
	Nittetsu Mining Co. Ltd.	55,000	203
	Nitto Kohki Co. Ltd.	10,300	203
*	Mitsubishi Paper Mills Ltd.	266,000	203
^	Toho Titanium Co. Ltd.	30,400	202
	Shin-Etsu Polymer Co. Ltd.	34,000	201
	Michinoku Bank Ltd.	123,000	201
	Tenma Corp.	13,500	201
^	Nippon Carbon Co. Ltd.	99,000	200
	Daiichi Jitsugyo Co. Ltd.	44,000	200
	Toyo Kanetsu KK	96,000	200
	Nippon Chemi-Con Corp.	150,000	200
	Chiba Kogyo Bank Ltd.	45,300	199
	Meiko Network Japan Co. Ltd.	17,900	197
	Sumitomo Seika Chemicals Co. Ltd.	41,000	197
	Matsuya Foods Co. Ltd.	7,600	196
	Sanshin Electronics Co. Ltd.	23,700	196
	Kamei Corp.	21,700	195
	Kato Works Co. Ltd.	51,000	195
	JSP Corp.	11,300	194
	Giken Ltd.	11,000	194
	Tamura Corp.	72,000	194
	Torishima Pump Manufacturing Co. Ltd.	20,300	193
	Yahagi Construction Co. Ltd.	27,100	193
	Amuse Inc.	9,400	193
	Nippon Thompson Co. Ltd.	53,000	191
	Achilles Corp.	149,000	190
	Oyo Corp.	17,900	189
	Mie Bank Ltd.	101,000	189
	Melco Holdings Inc.	9,500	188
	JP-Holdings Inc.	51,400	188
	Pronexus Inc.	18,500	187
	Tsukuba Bank Ltd.	71,400	187
	Weathernews Inc.	5,300	186
^	MTI Ltd.	26,500	186
	Ministop Co. Ltd.	11,500	186
	Keihanshin Building Co. Ltd.	34,200	185
	Daiken Corp.	65,000	185
	Kaga Electronics Co. Ltd.	15,600	184
*	Istyle Inc.	25,300	184
	Asahi Co. Ltd.	12,400	184
	Kanematsu Electronics Ltd.	10,600	184
	Yusen Logistics Co. Ltd.	15,600	184
	Aichi Corp.	24,300	183
	Koa Corp.	26,000	183
	Japan Digital Laboratory Co. Ltd.	13,500	183

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Akebono Brake Industry Co. Ltd.	70,500	182
	Osaka Steel Co. Ltd.	11,100	182
	Mitsubishi Steel Manufacturing Co. Ltd.	109,000	182
*	Fujiya Co. Ltd.	100,000	181
	Shinko Shoji Co. Ltd.	18,500	180
	Nippon Valqua Industries Ltd.	69,000	180
	Daikokutenbussan Co. Ltd.	4,000	180
	Sun Frontier Fudousan Co. Ltd.	19,400	179
	Aiphone Co. Ltd.	11,200	179
	Komatsu Seiren Co. Ltd.	32,100	178
	Icom Inc.	9,100	177
	Hioki EE Corp.	8,300	176
^	Fields Corp.	11,800	176
*	Nippon Yakin Kogyo Co. Ltd.	134,700	174
	Starzen Co. Ltd.	6,000	174
	Nippon Beet Sugar Manufacturing Co. Ltd.	101,000	174
	Dai Nippon Toryo Co. Ltd.	99,000	173
	Kurimoto Ltd.	114,000	172
	Nippon Denko Co. Ltd.	106,700	171
	Roland DG Corp.	8,600	171
^	U-Shin Ltd.	26,700	170
	Yomiuri Land Co. Ltd.	36,000	170
	Uchida Yoko Co. Ltd.	41,000	170
	Megachips Corp.	16,500	170
	Toyo Tanso Co. Ltd.	13,200	169
	Yushin Precision Equipment Co. Ltd.	9,800	168
	Godo Steel Ltd.	92,000	167
	Takiron Co. Ltd.	34,000	166
	CMK Corp.	44,300	166
^	Misawa Homes Co. Ltd.	24,000	166
	CONEXIO Corp.	14,500	165
	Nagatanien Holdings Co. Ltd.	16,000	164
	Sinfonia Technology Co. Ltd.	123,000	163
	CHIMNEY Co. Ltd.	6,000	162
	Stella Chemifa Corp.	7,900	160
	Tokyo Rope Manufacturing Co. Ltd.	116,000	159
	Tonami Holdings Co. Ltd.	62,000	159
^	Artnature Inc.	19,100	158
	K&O Energy Group Inc.	13,400	157
	Mito Securities Co. Ltd.	60,100	156
	Sekisui Plastics Co. Ltd.	49,000	156
^	Riken Technos Corp.	43,400	156
	Denyo Co. Ltd.	14,500	156
^	Nippon Parking Development Co. Ltd.	140,100	155
	Advan Co. Ltd.	16,200	155
	Hosokawa Micron Corp.	30,000	155
	Mars Engineering Corp.	8,600	155
	Koatsu Gas Kogyo Co. Ltd.	26,000	155
	Takaoka Toko Co. Ltd.	9,800	153
	Hokkaido Gas Co. Ltd.	59,000	151
	Onoken Co. Ltd.	14,200	151
^	WATAMI Co. Ltd.	15,900	151
*	KNT-CT Holdings Co. Ltd.	102,000	150
	Sumitomo Densetsu Co. Ltd.	12,100	149
	Toyo Securities Co. Ltd.	64,000	148
	Atsugi Co. Ltd.	139,000	148
	Honeys Co. Ltd.	14,300	148
^,*	KLab Inc.	27,400	147
	Fudo Tetra Corp.	118,300	145
	Kita-Nippon Bank Ltd.	5,700	145
^	Tosho Printing Co. Ltd.	28,000	144
	Chori Co. Ltd.	10,000	144
	SRA Holdings	6,200	144
^	Zuiko Corp.	3,500	143

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Nippon Sharyo Ltd.	59,000	143
	Tokyo Energy & Systems Inc.	19,000	142
	France Bed Holdings Co. Ltd.	15,400	142
	Shibusawa Warehouse Co. Ltd.	56,000	142
	Toyo Kohan Co. Ltd.	44,800	141
	Ryoden Trading Co. Ltd.	24,000	140
^	Nissei ASB Machine Co. Ltd.	7,400	140
	Right On Co. Ltd.	10,300	139
	Mitsui High-Tec Inc.	22,500	138
	Itochu-Shokuhin Co. Ltd.	3,600	137
*	Nakayama Steel Works Ltd.	221,000	136
	Toho Co. Ltd.	6,100	136
	Tokyo Tekko Co. Ltd.	40,000	136
	Japan Radio Co. Ltd.	53,000	133
	Mimasu Semiconductor Industry Co. Ltd.	13,900	133
^,*	Takata Corp.	36,100	132
	Mitsui Matsushima Co. Ltd.	126,000	131
	Fuji Oil Co. Ltd.	41,600	129
	Cleanup Corp.	19,800	128
*	SWCC Showa Holdings Co. Ltd.	210,000	127
	Elematec Corp.	7,400	127
	Furuno Electric Co. Ltd.	22,400	126
	Ateam Inc.	8,700	125
^	Japan Drilling Co. Ltd.	5,500	125
	Teikoku Electric Manufacturing Co. Ltd.	16,600	123
	Shimizu Bank Ltd.	5,800	122
	Parco Co. Ltd.	14,400	121
	CMIC Holdings Co. Ltd.	8,200	121
	Organo Corp.	31,000	119
	Sinanen Holdings Co. Ltd.	31,000	119
	Nihon Yamamura Glass Co. Ltd.	79,000	119
	Happinet Corp.	14,200	119
	Fuso Pharmaceutical Industries Ltd.	49,000	118
	Kobe Bussan Co. Ltd.	5,400	117
^	Funai Electric Co. Ltd.	13,900	117
	Zuken Inc.	11,900	116
^	Japan Cash Machine Co. Ltd.	14,300	116
	Chuetsu Pulp & Paper Co. Ltd.	63,000	116
^	Aeon Fantasy Co. Ltd.	5,200	115
	Mitani Sekisan Co. Ltd.	7,400	115
	NS United Kaiun Kaisha Ltd.	84,000	114
	Future Corp.	16,900	114
	Sanoh Industrial Co. Ltd.	20,800	114
	Yushiro Chemical Industry Co. Ltd.	10,000	112
	Arakawa Chemical Industries Ltd.	13,100	111
^	Hodogaya Chemical Co. Ltd.	54,000	110
	Noritsu Koki Co. Ltd.	19,300	110
	GCA Savvian Corp.	11,800	109
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	108
	Japan Transcity Corp.	33,000	108
	Ichikoh Industries Ltd.	48,000	107
	Iwasaki Electric Co. Ltd.	62,000	106
	Tabuchi Electric Co. Ltd.	24,200	105
	Tsutsumi Jewelry Co. Ltd.	5,000	104
	Nihon Dempa Kogyo Co. Ltd.	15,800	103
	Kitagawa Iron Works Co. Ltd.	57,000	102
	T RAD Co. Ltd.	62,000	101
	Mitsubishi Kakoki Kaisha Ltd.	52,000	101
	Gecoss Corp.	9,900	101
	Seika Corp.	50,000	101
	NDS Co. Ltd.	37,000	101
	Dunlop Sports Co. Ltd.	11,000	100
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	100

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Rhythm Watch Co. Ltd.	75,000	100
	Aderans Co. Ltd.	19,800	100
	Nippon Coke & Engineering Co. Ltd.	137,400	99
	Hakuto Co. Ltd.	11,700	98
^	Toda Kogyo Corp.	35,000	97
	Shinwa Co. Ltd.	7,600	97
	Hisaka Works Ltd.	13,300	97
	Corona Corp. Class A	9,900	97
	Nippon Chemiphar Co. Ltd.	22,000	97
	Kanaden Corp.	12,400	97
	Taiho Kogyo Co. Ltd.	8,900	97
^	Pasona Group Inc.	15,800	96
	Mitsui Home Co. Ltd.	21,000	96
	NEC Capital Solutions Ltd.	6,900	96
	Hokkan Holdings Ltd.	31,000	93
	Kinki Sharyo Co. Ltd.	32,000	92
	Inaba Seisakusho Co. Ltd.	7,500	91
	Gun-Ei Chemical Industry Co. Ltd.	32,000	89
	Tomoku Co. Ltd.	35,000	88
	Fujitsu Frontech Ltd.	9,600	88
	CAC Holdings Corp.	11,400	88
	Kyosan Electric Manufacturing Co. Ltd.	28,000	87
	Krosaki Harima Corp.	38,000	84
^,*	Aplus Financial Co. Ltd.	91,000	84
	Toli Corp.	29,000	84
	Sumitomo Precision Products Co. Ltd.	27,000	83
	Matsuda Sangyo Co. Ltd.	7,700	83
	Sankyo Seiko Co. Ltd.	24,100	83
	Maezawa Kyuso Industries Co. Ltd.	6,300	82
	Asunaro Aoki Construction Co. Ltd.	13,300	82
	Kourakuen Holdings Corp.	5,900	81
	AOI Electronics Co. Ltd.	4,200	81
^	Srg Takamiya Co. Ltd.	18,000	81
	Toyo Denki Seizo KK	28,000	81
	Shimojima Co. Ltd.	7,900	79
	Dai-ichi Seiko Co. Ltd.	7,000	77
	Tokyo Electron Device Ltd.	5,700	77
^	Daikoku Denki Co. Ltd.	6,400	77
	Kobelco Eco-Solutions Co. Ltd.	19,000	76
	Endo Lighting Corp.	8,600	74
	Taisei Lamick Co. Ltd.	2,800	73
*	Yamada SxL Home Co. Ltd.	89,000	73
	Pocket Card Co. Ltd.	14,800	73
	Chugai Ro Co. Ltd.	40,000	71
^	Daisyo Corp.	5,400	70
	Fujikura Kasei Co. Ltd.	15,400	69
	Nice Holdings Inc.	55,000	69
	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	69
	Alpha Systems Inc.	4,300	69
	Chuo Spring Co. Ltd.	25,000	68
	Tokyo Rakutenchi Co. Ltd.	15,000	67
	Gakken Holdings Co. Ltd.	29,000	65
*	Shin Nippon Biomedical Laboratories Ltd.	17,300	65
	Daidoh Ltd.	14,600	64
	ASAHI YUKIZAI Corp.	34,000	64
	Toa Oil Co. Ltd.	53,000	62
	Mitsubishi Research Institute Inc.	1,900	60
	Best Denki Co. Ltd.	54,800	59
	ST Corp.	5,800	59
	Kitano Construction Corp.	24,000	58
	Showa Aircraft Industry Co. Ltd.	6,000	57
	Maezawa Kasei Industries Co. Ltd.	6,100	56
	Takihyo Co. Ltd.	14,000	54
	Paris Miki Holdings Inc.	12,800	54

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Okura Industrial Co. Ltd.	19,000	50
*	Janome Sewing Machine Co. Ltd.	8,600	47
	Airport Facilities Co. Ltd.	9,900	44
*	Kojima Co. Ltd.	17,000	41
	ValueCommerce Co. Ltd.	10,800	35
	NIFTY Corp.	2,600	26
	Cybozu Inc.	7,400	23
*	FDK Corp.	14,000	12
	Japan Pure Chemical Co. Ltd.	592	11
	Mory Industries Inc.	843	2
			3,068,256
New Zealand (0.8%)
	Spark New Zealand Ltd.	1,689,747	4,369
	Fletcher Building Ltd.	642,859	3,737
	Auckland International Airport Ltd.	832,538	3,571
	Fisher & Paykel Healthcare Corp. Ltd.	526,052	3,357
	Contact Energy Ltd.	678,321	2,407
	Ryman Healthcare Ltd.	382,129	2,382
	Z Energy Ltd.	347,727	1,902
	SKYCITY Entertainment Group Ltd.	546,934	1,866
	Mighty River Power Ltd.	644,366	1,360
	SKY Network Television Ltd.	361,142	1,341
	Kiwi Property Group Ltd.	1,233,487	1,274
	Trade Me Group Ltd.	377,865	1,202
*	Xero Ltd.	89,121	1,019
	Chorus Ltd.	363,916	1,016
	EBOS Group Ltd.	84,895	946
	Air New Zealand Ltd.	519,380	891
	Goodman Property Trust	942,207	881
	Infratil Ltd.	372,055	841
^,*	a2 Milk Co. Ltd.	681,936	839
	Mainfreight Ltd.	67,792	775
	Precinct Properties New Zealand Ltd.	763,238	679
	Genesis Energy Ltd.	455,496	652
	Nuplex Industries Ltd.	174,286	640
	Summerset Group Holdings Ltd.	200,944	622
	Vector Ltd.	263,872	617
	Argosy Property Ltd.	738,247	613
	Freightways Ltd.	128,068	591
	Metlifecare Ltd.	117,149	427
	Vital Healthcare Property Trust	242,654	350
	Warehouse Group Ltd.	145,129	279
	Heartland Bank Ltd.	318,266	269
*	New Zealand Refining Co. Ltd.	102,092	213
	TOWER Ltd.	165,523	208
	Kathmandu Holdings Ltd.	153,523	170
*	New Zealand Oil & Gas Ltd.	245,090	83
			42,389
Singapore (3.5%)
	Oversea-Chinese Banking Corp. Ltd.	3,050,291	19,815
	Singapore Telecommunications Ltd.	6,860,609	19,624
	DBS Group Holdings Ltd.	1,678,379	18,984
	United Overseas Bank Ltd.	1,127,367	15,536
	CapitaLand Ltd.	2,385,758	5,495
	Wilmar International Ltd.	1,975,203	5,426
	Keppel Corp. Ltd.	1,345,858	5,378
	Singapore Press Holdings Ltd.	1,496,117	4,504
^	Singapore Airlines Ltd.	517,951	4,421
	Singapore Exchange Ltd.	778,260	4,344
	ComfortDelGro Corp. Ltd.	1,919,180	4,113
	Global Logistic Properties Ltd.	2,803,173	3,975
	CapitaLand Mall Trust	2,501,812	3,841
	Ascendas REIT	1,986,413	3,625
	City Developments Ltd.	556,313	3,441

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Singapore Technologies Engineering Ltd.	1,440,055	3,437
	Genting Singapore plc	5,601,697	3,381
	Jardine Cycle & Carriage Ltd.	105,490	3,016
	Suntec REIT	2,309,400	2,885
	Hutchison Port Holdings Trust	4,780,039	2,122
*	UOL Group Ltd.	443,317	2,019
	CapitaLand Commercial Trust Ltd.	1,879,800	1,994
	Golden Agri-Resources Ltd.	6,110,963	1,813
	SATS Ltd.	590,900	1,799
	Sembcorp Industries Ltd.	836,320	1,788
	Singapore Post Ltd.	1,359,100	1,583
	Venture Corp. Ltd.	236,000	1,468
	Yangzijiang Shipbuilding Holdings Ltd.	1,970,910	1,445
^,*	Noble Group Ltd.	4,232,404	1,435
	Keppel REIT	1,817,700	1,417
	StarHub Ltd.	570,267	1,401
	Mapletree Commercial Trust	1,227,400	1,368
	Mapletree Industrial Trust	1,146,100	1,367
	Mapletree Greater China Commercial Trust	1,732,800	1,325
	Mapletree Logistics Trust	1,360,100	1,090
^	Sembcorp Marine Ltd.	782,666	967
	Raffles Medical Group Ltd.	269,500	941
^,*	Neptune Orient Lines Ltd.	851,900	813
*	United Engineers Ltd.	447,300	776
	SMRT Corp. Ltd.	656,000	745
	Frasers Centrepoint Trust	507,000	735
	Starhill Global REIT	1,251,700	725
^	Keppel Infrastructure Trust	1,838,600	670
	Parkway Life REIT	344,463	627
	First Resources Ltd.	442,700	626
	CDL Hospitality Trusts	593,900	615
	Olam International Ltd.	501,100	614
	Yanlord Land Group Ltd.	671,500	603
	Ascott Residence Trust	714,700	602
^	Genting Hong Kong Ltd.	1,889,100	594
	SIA Engineering Co. Ltd.	206,300	581
	Asian Pay Television Trust	1,303,900	581
	M1 Ltd.	302,300	554
	Cache Logistics Trust	837,000	538
	Wing Tai Holdings Ltd.	379,600	528
	Cambridge Industrial Trust	1,294,900	524
	CapitaLand Retail China Trust	470,200	515
^,*	Ezion Holdings Ltd.	1,261,200	513
^,*	SIIC Environment Holdings Ltd.	945,000	490
	Frasers Commercial Trust	482,000	464
	Ascendas India Trust	643,400	457
	First REIT	479,100	445
	Far East Hospitality Trust	843,100	417
	Lippo Malls Indonesia Retail Trust	1,719,800	415
^	Croesus Retail Trust	667,800	415
	Ascendas Hospitality Trust	790,900	411
^,*	Yoma Strategic Holdings Ltd.	1,027,500	411
	Keppel DC REIT	501,500	408
^	Frasers Centrepoint Ltd.	320,800	398
2	ARA Asset Management Ltd.	447,556	394
	Religare Health Trust	504,800	386
	OUE Hospitality Trust	725,800	375
	Accordia Golf Trust	760,200	364
	SPH REIT	509,100	361
	Soilbuild Business Space REIT	668,300	348
^	Silverlake Axis Ltd.	769,700	323
	OUE Ltd.	258,400	321
*	GL Ltd.	430,000	292
	Sabana Shari'ah Compliant Industrial REIT	620,800	284

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Perennial Real Estate Holdings Ltd.	409,200	278
	Super Group Ltd.	384,800	276
^,*	COSCO Corp. Singapore Ltd.	1,089,601	274
	Sarine Technologies Ltd.	206,300	253
^	Hyflux Ltd.	519,400	239
^,*	China Everbright Water Ltd.	469,100	226
^	Midas Holdings Ltd.	922,100	195
	Indofood Agri Resources Ltd.	443,700	176
^	Bumitama Agri Ltd.	291,300	166
^,*	Ezra Holdings Ltd.	1,786,900	135
	Raffles Education Corp. Ltd.	688,600	112
	Keppel Telecommunications & Transportation Ltd.	105,000	106
	CSE Global Ltd.	316,600	101
	Boustead Singapore Ltd.	157,900	91
*	Gallant Venture Ltd.	512,200	80
*	GMG Global Ltd.	173,000	78
*	Ying Li International Real Estate Ltd.	680,500	71
^,*	Vard Holdings Ltd.	502,700	68
^,*	China Fishery Group Ltd.	754,600	43
^,*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	248,640	30
	Hi-P International Ltd.	30,100	9
*	Swiber Holdings Ltd.	9,124	1
			186,849
South Korea (11.5%)
	Samsung Electronics Co. Ltd.	97,439	106,192
	Hyundai Motor Co.	136,025	17,067
	Samsung Electronics Co. Ltd. Preference Shares	17,247	15,751
	Shinhan Financial Group Co. Ltd.	427,639	15,680
	NAVER Corp.	25,043	14,842
	Hyundai Mobis Co. Ltd.	61,984	14,126
	POSCO	63,633	13,332
	Korea Electric Power Corp.	238,949	12,979
	SK Hynix Inc.	498,234	12,221
	KT&G Corp.	103,515	11,152
	KB Financial Group Inc.	360,652	11,035
	LG Chem Ltd.	41,071	10,654
	Amorepacific Corp.	29,470	10,510
	Kia Motors Corp.	243,494	10,213
	Samsung Fire & Marine Insurance Co. Ltd.	31,957	8,238
	SK Innovation Co. Ltd.	56,998	7,698
	Samsung C&T Corp.	63,680	7,298
	LG Household & Health Care Ltd.	8,194	7,215
	Samsung Life Insurance Co. Ltd.	72,411	6,947
	SK Holdings Co. Ltd.	32,156	6,302
	Hana Financial Group Inc.	276,187	6,193
^,*	Celltrion Inc.	68,027	5,985
	LG Electronics Inc.	100,923	5,135
	Samsung SDI Co. Ltd.	51,331	5,112
	LG Corp.	83,686	4,988
	Samsung SDS Co. Ltd.	30,316	4,520
	LG Display Co. Ltd.	210,023	4,372
	Coway Co. Ltd.	50,009	4,330
*	Hyundai Heavy Industries Co. Ltd.	41,666	4,215
	Korea Zinc Co. Ltd.	9,247	4,010
	SK Telecom Co. Ltd.	21,681	3,937
	AMOREPACIFIC Group	26,810	3,935
	Hyundai Steel Co.	69,968	3,838
	Kangwon Land Inc.	100,599	3,761
	Lotte Chemical Corp.	13,540	3,454
	NCSoft Corp.	16,802	3,367
	Korea Aerospace Industries Ltd.	55,525	3,289
	Hankook Tire Co. Ltd.	68,923	3,206
	E-MART Inc.	19,612	3,150
^	Hanmi Pharm Co. Ltd.	5,939	3,095

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Orion Corp.	3,664	2,981
	Hyundai Motor Co. 2nd Preference Shares	33,817	2,958
	S-Oil Corp.	38,668	2,939
	Hyundai Glovis Co. Ltd.	17,211	2,861
	Dongbu Insurance Co. Ltd.	43,710	2,679
	Industrial Bank of Korea	242,096	2,573
	Woori Bank	278,171	2,556
^	Kakao Corp.	29,006	2,552
	Hyundai Development Co-Engineering & Construction	56,462	2,487
	BNK Financial Group Inc.	304,143	2,474
	Lotte Shopping Co. Ltd.	9,863	2,348
	Hyundai Engineering & Construction Co. Ltd.	66,547	2,331
	Samsung Electro-Mechanics Co. Ltd.	50,930	2,318
	Hyosung Corp.	21,648	2,316
	GS Holdings Corp.	47,226	2,280
	CJ Corp.	12,127	2,270
	CJ CheilJedang Corp.	6,787	2,254
	Daelim Industrial Co. Ltd.	25,190	1,993
	Amorepacific Corp. Preference Shares	9,939	1,976
	LG Uplus Corp.	201,221	1,974
	KT Corp.	73,460	1,968
^	Hotel Shilla Co. Ltd.	30,015	1,924
	KCC Corp.	5,081	1,889
	Hyundai Motor Co. Preference Shares	21,690	1,852
	Hyundai Department Store Co. Ltd.	14,173	1,829
	Samsung Securities Co. Ltd.	52,820	1,814
	Yuhan Corp.	6,945	1,774
	Hanwha Chemical Corp.	77,385	1,695
^,*	OCI Co. Ltd.	16,684	1,652
	Hanssem Co. Ltd.	9,511	1,589
	Hyundai Marine & Fire Insurance Co. Ltd.	57,040	1,588
^	BGF retail Co. Ltd.	9,717	1,581
	Hanwha Corp.	44,523	1,469
	S-1 Corp.	17,670	1,441
	Korea Investment Holdings Co. Ltd.	35,675	1,435
	Hanwha Life Insurance Co. Ltd.	243,831	1,427
^,*	ViroMed Co. Ltd.	11,417	1,401
^	Medy-Tox Inc.	3,786	1,400
	Hanon Systems	154,434	1,390
^	Mirae Asset Securities Co. Ltd.	62,584	1,345
^	Hanmi Science Co. ltd	11,309	1,341
	KEPCO Plant Service & Engineering Co. Ltd.	19,463	1,287
^,*	Samsung Heavy Industries Co. Ltd.	136,869	1,274
	LG Chem Ltd. Preference Shares	7,297	1,262
	Hyundai Wia Corp.	14,799	1,250
^,*	Samsung Engineering Co. Ltd.	112,107	1,236
	Daewoo Securities Co. Ltd.	170,877	1,230
	Hanwha Techwin Co. Ltd.	33,715	1,227
^	CJ CGV Co. Ltd.	12,151	1,217
	Shinsegae Co. Ltd.	6,559	1,213
	DGB Financial Group Inc.	145,085	1,165
	Lotte Confectionery Co. Ltd.	5,310	1,160
^,*	CJ Korea Express Corp.	6,516	1,110
^	Youngone Corp.	27,715	1,108
^,*	GS Engineering & Construction Corp.	40,504	1,093
^	SK Chemicals Co. Ltd.	16,948	1,079
^,*	Kumho Tire Co. Inc.	145,767	1,048
	Samsung Card Co. Ltd.	30,526	1,037
	LG Household & Health Care Ltd. Preference Shares	2,003	1,032
*	Com2uSCorp	9,074	1,027
	Woori Investment & Securities Co. Ltd.	118,279	1,026
	CJ E&M Corp.	17,416	1,025
*	Daewoo Engineering & Construction Co. Ltd.	184,286	1,022
^	Doosan Heavy Industries & Construction Co. Ltd.	44,234	1,007

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Komipharm International Co. Ltd.	28,772	999
	Mando Corp.	6,015	992
^	Korean Reinsurance Co.	82,764	964
	Hyundai Securities Co. Ltd.	155,212	961
^	NongShim Co. Ltd.	2,923	957
	Kolon Industries Inc.	15,616	957
	KB Insurance Co. Ltd.	35,210	956
^	Korea Kolmar Co. Ltd.	12,553	955
^	Kumho Petrochemical Co. Ltd.	15,792	941
	Lotte Chilsung Beverage Co. Ltd.	544	940
^	Doosan Corp.	9,978	938
	Meritz Securities Co. Ltd.	289,313	910
^	Ottogi Corp.	1,269	907
	Posco Daewoo Corp.	41,227	892
	Korea Gas Corp.	24,618	891
*	Korean Air Lines Co. Ltd.	34,724	887
^	LG Innotek Co. Ltd.	13,456	866
	SK Networks Co. Ltd.	145,811	866
	Cheil Worldwide Inc.	58,741	864
^	Hyundai Greenfood Co. Ltd.	47,249	825
	Dongsuh Cos. Inc.	29,014	818
^,*	Doosan Infracore Co. Ltd.	119,026	813
	Innocean Worldwide Inc.	11,029	798
*	Ssangyong Cement Industrial Co. Ltd.	43,335	797
^	Fila Korea Ltd.	8,606	785
	Green Cross Holdings Corp.	24,987	769
*	NHN Entertainment Corp.	14,412	764
	LS Corp.	16,902	749
	Samyang Holdings Corp.	5,240	746
	Green Cross Corp.	4,928	745
^	Eo Technics Co. Ltd.	7,416	735
	LG International Corp.	22,098	731
^	LG Hausys Ltd.	5,476	718
^	Paradise Co. Ltd.	46,046	698
^,*	iNtRON Biotechnology Inc.	11,852	682
^	Hansae Co. Ltd.	15,020	677
	Meritz Fire & Marine Insurance Co. Ltd.	46,981	665
^	Tongyang Inc.	215,619	664
^	Hite Jinro Co. Ltd.	27,100	664
^	Cosmax Inc.	5,406	664
^	GS Retail Co. Ltd.	13,853	648
	LS Industrial Systems Co. Ltd.	13,677	625
^,*	LG Life Sciences Ltd.	10,369	621
^	Hana Tour Service Inc.	7,784	618
	KIWOOM Securities Co. Ltd.	10,329	612
	Hyundai Home Shopping Network Corp.	5,184	607
^,*	Osstem Implant Co. Ltd.	9,630	603
^,*	Pan Ocean Co. Ltd.	168,280	585
^	Kolon Life Science Inc.	3,808	570
^,*	Hyundai Mipo Dockyard Co. Ltd.	8,923	569
^	Dong-A ST Co. Ltd.	4,538	567
^	Chong Kun Dang Pharmaceutical Corp.	5,708	558
	Korea Petrochemical Ind Co. Ltd.	2,689	552
	LOTTE Himart Co. Ltd.	10,511	519
	LOTTE Fine Chemical Co. Ltd.	15,670	515
	JB Financial Group Co. Ltd.	100,171	513
^,*	Genexine Co. Ltd.	10,514	508
^	Handsome Co. Ltd.	12,902	501
*	Dongbu HiTek Co. Ltd.	29,245	496
^,*	SM Entertainment Co.	13,800	495
	Poongsan Corp.	17,774	495
^	Hansol Chemical Co. Ltd.	7,832	494
	Korea Electric Terminal Co. Ltd.	6,255	490
^	Lotte Food Co. Ltd.	682	490

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	DIO Corp.	10,192	485
^,*	Ilyang Pharmaceutical Co. Ltd.	11,612	477
^,*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	98,655	475
^	Bukwang Pharmaceutical Co. Ltd.	19,101	475
	GS Home Shopping Inc.	2,936	475
^,*	Wonik IPS Co. Ltd.	48,595	473
	Daou Technology Inc.	23,029	470
^	Amicogen Inc.	8,454	469
	Daesang Corp.	18,738	469
	Hankook Tire Worldwide Co. Ltd.	23,580	469
^	Korea Real Estate Investment & Trust Co. Ltd.	151,848	467
^,*	Hanall Biopharma Co. Ltd.	33,596	467
	Huons Co. Ltd.	6,515	459
	SK Materials Co. Ltd.	4,405	458
^,*	Medipost Co. Ltd.	6,160	457
	CJ O Shopping Co. Ltd.	2,583	452
^,*	Dongkuk Steel Mill Co. Ltd.	54,235	452
^	Grand Korea Leisure Co. Ltd.	17,707	447
^	SFA Engineering Corp.	8,920	445
^,*	Hyundai Elevator Co. Ltd.	8,746	442
	LG Electronics Inc. Preference Shares	16,228	442
^	Seoul Semiconductor Co. Ltd.	32,735	440
^	Hanjin Kal Corp.	25,319	438
	Taekwang Industrial Co. Ltd.	498	433
	SKC Co. Ltd.	17,522	429
	Dong-A Socio Holdings Co. Ltd.	2,617	426
^	Koh Young Technology Inc.	11,422	420
^,*	Seegene Inc.	13,696	419
	Young Poong Corp.	441	418
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,532	416
^	Nexen Tire Corp.	32,546	414
^,*	Chabiotech Co. Ltd.	32,644	404
^,*	HLB Inc.	27,147	403
	Hanwha General Insurance Co. Ltd.	56,693	402
^,*	GemVax & Kael Co. Ltd.	22,282	401
^	Huchems Fine Chemical Corp.	22,564	398
^	KEPCO Engineering & Construction Co. Inc.	13,462	396
^	Samlip General Foods Co. Ltd.	2,109	393
	S&T Motiv Co. Ltd.	6,702	391
	LF Corp.	17,310	390
*	Loen Entertainment Inc.	5,746	389
	DuzonBizon Co. Ltd.	17,697	386
^	JW Pharmaceutical Corp.	11,000	383
^	Muhak Co. Ltd.	13,589	382
^,*	Binex Co. Ltd.	21,825	375
*	Gamevil Inc.	5,014	374
^	Hanjin Transportation Co. Ltd.	11,342	372
	Hanil Cement Co. Ltd.	3,546	371
	InBody Co. Ltd.	9,464	370
^	Partron Co. Ltd.	37,918	369
*	Asiana Airlines Inc.	84,959	356
^	Meritz Financial Group Inc.	31,983	354
^	YG Entertainment Inc.	9,383	351
^	Halla Holdings Corp.	7,070	350
^	IS Dongseo Co. Ltd.	8,480	346
	LEENO Industrial Inc.	8,900	334
^	Daewoong Pharmaceutical Co. Ltd.	4,186	329
	Byucksan Corp.	41,431	328
^,*	Hyundai Rotem Co. Ltd.	20,921	328
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	328
^	Ahnlab Inc.	5,591	324
^,*	Webzen Inc.	15,711	319
^	Dongwon Industries Co. Ltd.	1,228	313
	Samyang Corp.	3,651	310

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Hansol Technics Co. Ltd.	16,017	306
	NICE Holdings Co. Ltd.	17,208	306
^	iMarketKorea Inc.	20,065	298
^	Soulbrain Co. Ltd.	7,671	292
^	Cell Biotech Co. Ltd.	5,481	292
*	Mirae Asset Life Insurance Co. Ltd.	67,421	289
	Tongyang Life Insurance Co. Ltd.	31,110	288
^,*	Seobu T&D	14,052	286
	Able C&C Co. Ltd.	10,026	286
	Daishin Securities Co. Ltd.	27,463	286
	Sebang Global Battery Co. Ltd.	7,567	285
^	Hyundai Livart Furniture Co. Ltd.	9,784	283
^,*	Ssangyong Motor Co.	40,269	283
^	Cuckoo Electronics Co. Ltd.	1,552	283
^,*	Leaders Cosmetics Co. Ltd.	11,056	283
	Maeil Dairy Industry Co. Ltd.	6,926	282
	Interpark Holdings Corp.	36,083	278
	Namyang Dairy Products Co. Ltd.	425	277
	Youngone Holdings Co. Ltd.	4,909	277
^	Dongwon F&B Co. Ltd.	1,066	275
^	Dawonsys Co. Ltd.	11,688	270
	KISWIRE Ltd.	7,200	269
*	Emerson Pacific Inc.	7,836	267
^,*	CrucialTec Co. Ltd.	21,108	267
*	Kumho Industrial Co. Ltd.	25,549	264
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	263
^	Crown Confectionery Co. Ltd.	6,080	263
	Seah Besteel Corp.	10,317	263
^	Korea Kolmar Holdings Co. Ltd.	5,897	261
*	i-SENS Inc.	8,269	259
	Hancom Inc.	13,852	258
^	Silicon Works Co. Ltd.	9,198	257
	Sungwoo Hitech Co. Ltd.	31,431	256
^	Binggrae Co. Ltd.	4,279	256
^	SK Gas Ltd.	3,416	255
^,*	Posco ICT Co. Ltd.	50,296	253
^,*	Naturalendo Tech Co. Ltd.	12,905	252
^	Lutronic Corp.	6,830	251
^	AK Holdings Inc.	4,761	251
^,*	Foosung Co. Ltd.	48,122	247
^	JW Holdings Corp.	29,522	247
^,*	SK Securities Co. Ltd.	245,171	246
^,*	Yuanta Securities Korea Co. Ltd.	78,425	246
	Samchully Co. Ltd.	2,610	245
	NICE Information Service Co. Ltd.	31,728	244
^,*	COSON Co. Ltd.	13,322	243
^	Chongkundang Holdings Corp.	3,115	241
	Hankook Shell Oil Co. Ltd.	578	238
*	Woongjin Thinkbig Co. Ltd.	19,431	233
^,*	Pharmicell Co. Ltd.	47,087	231
	Modetour Network Inc.	9,061	230
	CJ CheilJedang Corp. Preference Shares	1,253	230
	Daekyo Co. Ltd.	27,547	228
^,*	Hanjin Shipping Co. Ltd.	135,881	226
^	Kolao Holdings	25,107	225
*	Jusung Engineering Co. Ltd.	32,397	224
^	Humedix Co. Ltd.	4,909	222
	S&T Dynamics Co. Ltd.	21,412	210
^,*	Peptron Inc.	4,599	209
	POSCO Chemtech Co. Ltd.	19,572	209
	Hansol Paper Co. Ltd.	9,475	205
^	CJ Freshway Corp.	4,321	205
^,*	CUROCOM Co. Ltd.	69,635	204
	KONA I Co. Ltd.	11,398	204

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	203
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	202
	Shinyoung Securities Co. Ltd.	4,264	201
	KISCO Corp.	4,359	201
*	Hansol Holdings Co. Ltd.	28,037	200
	KT Skylife Co. Ltd.	13,988	198
	KH Vatec Co. Ltd.	12,932	197
	NS Shopping Co. Ltd.	1,499	197
	Daeduck Electronics Co.	29,381	196
	SL Corp.	13,785	193
^	Cosmax BTI Inc	4,116	191
*	Green Cross Cell Corp.	5,374	189
	SeAH Steel Corp.	2,547	185
^,*	WeMade Entertainment Co. Ltd.	7,992	184
	GOLFZON Co. Ltd.	2,849	181
^,*	Agabang&Company	22,329	180
^	Lock&Lock Co. Ltd.	15,389	179
^	Coreana Cosmetics Co. Ltd.	22,740	177
^	Kolon Corp.	3,425	176
	Humax Co. Ltd.	14,878	173
	Sindoh Co. Ltd.	3,962	170
^,*	Korea Line Corp.	10,864	169
^	Sung Kwang Bend Co. Ltd.	15,908	169
	Kwangju Bank	21,375	169
	Hyundai Corp.	7,187	167
	Daewoong Co. Ltd.	3,221	166
^,*	3S Korea Co. Ltd.	38,610	165
	Daeduck GDS Co. Ltd.	15,142	164
	E1 Corp.	2,974	163
	SBS Media Holdings Co. Ltd.	55,748	162
	Namhae Chemical Corp.	18,610	161
^	Seoyon E-Hwa Co. Ltd.	12,026	161
*	ICD Co. Ltd.	12,547	152
	Kyobo Securities Co. Ltd.	16,417	152
^,*	Neowiz Games Corp.	11,282	148
	Dae Han Flour Mills Co. Ltd.	842	147
^,*	Hyundai Merchant Marine Co. Ltd.	12,016	146
^	DY Corp.	25,319	145
^,*	Insun ENT Co. Ltd.	24,551	143
	CJ Hellovision Co. Ltd.	12,830	138
^,*	Lumens Co. Ltd.	37,737	138
*	Eugene Investment & Securities Co. Ltd.	56,837	135
	Youlchon Chemical Co. Ltd.	12,047	135
	Daishin Securities Co. Ltd. Preference Shares	19,354	134
^,*	Duk San Neolux Co. Ltd.	5,604	133
	Eusu Holdings Co. Ltd.	15,078	133
^,*	China Ocean Resources Co. Ltd.	72,149	132
*	Taewoong Co. Ltd.	8,132	130
^,*	Samsung Pharmaceutical Co. Ltd.	21,901	126
*	Hanwha Investment & Securities Co. Ltd.	41,357	124
	Sam Young Electronics Co. Ltd.	11,192	122
^	TK Corp.	12,269	115
	Hyundai C&F Inc.	5,099	111
*	SFA Semicon Co. Ltd.	49,016	107
^,*	KTB Investment & Securities Co. Ltd.	44,088	105
^,*	Duksan Hi-Metal Co. Ltd.	12,546	104
	INTOPS Co. Ltd.	5,617	103
	Seoyon Co. Ltd.	9,429	102
^	NEPES Corp.	15,206	102
^	GOLFZONYUWONHOLDINGS Co. Ltd.	13,382	94
^,*	Doosan Engine Co. Ltd.	23,830	90
*	Dongbu Securities Co. Ltd.	24,758	86
	MegaStudy Co. Ltd.	2,433	85
	Hitejinro Holdings Co. Ltd.	6,100	83

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.			16,410	79
^,*	Interflex Co. Ltd.			7,133	72
	MegaStudyEdu Co. Ltd.			1,495	65
^,*	Iljin Display Co. Ltd.			14,709	59
*	Hanjin Kal Corp. Rights Exp. 06/09/2016			3,038	10
*	Kumho Electric Co. Ltd.			471	5
					611,142
Total Common Stocks (Cost $6,622,647)					5,306,638

		Coupon
Temporary Cash Investments (3.0%)[1]
Money Market Fund (2.9%)
3,4	Vanguard Market Liquidity Fund	0.495%		154,418,818	154,419

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.476%	8/17/12	500	499
5	Federal Home Loan Bank Discount Notes	0.375%	6/1/16	800	800
5,6	Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,999
5	Federal Home Loan Bank Discount Notes	0.567%	7/6/16	2,500	2,499
					5,797
Total Temporary Cash Investments (Cost $160,214)					160,216
Total Investments (102.7%) (Cost $6,782,861)					5,466,854
Other Assets and Liabilities—Net (-2.7%)[4]					(146,084)
Net Assets (100%)					5,320,770

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $145,080,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $5,728,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $154,419,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

57

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA722 062016

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Australia (2.4%)
Commonwealth Bank of Australia	338,570	18,901
Westpac Banking Corp.	663,505	15,575
National Australia Bank Ltd.	523,464	10,739
Australia & New Zealand Banking Group Ltd.	582,079	10,670
BHP Billiton Ltd.	646,071	10,090
CSL Ltd.	92,700	7,387
Wesfarmers Ltd.	224,785	7,279
Woolworths Ltd.	256,132	4,286
Transurban Group	405,915	3,562
Scentre Group	997,892	3,542
Telstra Corp. Ltd.	856,909	3,479
Rio Tinto Ltd.	88,130	3,439
Woodside Petroleum Ltd.	144,304	3,090
Brambles Ltd.	318,279	3,006
Macquarie Group Ltd.	62,412	2,990
Westfield Corp.	380,712	2,908
Amcor Ltd.	233,668	2,724
AMP Ltd.	569,971	2,533
Suncorp Group Ltd.	262,027	2,478
QBE Insurance Group Ltd.	280,444	2,360
* Newcrest Mining Ltd.	153,553	2,239
Insurance Australia Group Ltd.	504,137	2,197
AGL Energy Ltd.	133,065	1,843
Goodman Group	344,187	1,793
Vicinity Centres	655,997	1,649
Origin Energy Ltd.	363,150	1,492
Stockland	434,609	1,437
APA Group	216,438	1,434
* South32 Ltd.	1,107,131	1,385
Medibank Pvt Ltd.	564,067	1,342
Aurizon Holdings Ltd.	415,173	1,341
Caltex Australia Ltd.	54,559	1,339
GPT Group	347,269	1,323
Oil Search Ltd.	234,906	1,245
ASX Ltd.	36,318	1,202
Dexus Property Group	188,504	1,202
Sonic Healthcare Ltd.	81,680	1,199
James Hardie Industries plc	85,631	1,198
Ramsay Health Care Ltd.	24,153	1,188
Santos Ltd.	318,093	1,146
Sydney Airport	206,724	1,066
Treasury Wine Estates Ltd.	150,212	1,058
LendLease Group	107,723	1,035
Mirvac Group	686,364	971
Cochlear Ltd.	11,613	950
Orica Ltd.	81,813	945
Aristocrat Leisure Ltd.	123,531	934
SEEK Ltd.	71,429	884
Fortescue Metals Group Ltd.	327,284	841
Tatts Group Ltd.	292,288	833
Asciano Ltd.	120,036	805
DUET Group	464,057	793
Incitec Pivot Ltd.	323,422	786
Challenger Ltd.	114,566	775
Coca-Cola Amatil Ltd.	112,914	736
Computershare Ltd.	94,496	723
Boral Ltd.	147,497	718
Healthscope Ltd.	334,190	688
Star Entertainment Grp Ltd.	160,988	687
Vocus Communications Ltd.	103,897	679
Bank of Queensland Ltd.	74,531	634

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Crown Resorts Ltd.	70,220	627
	Bendigo & Adelaide Bank Ltd.	87,954	619
	Domino's Pizza Enterprises Ltd.	12,777	598
	BlueScope Steel Ltd.	120,876	590
	Alumina Ltd.	515,102	582
	TPG Telecom Ltd.	65,706	533
	CIMIC Group Ltd.	19,655	532
	IOOF Holdings Ltd.	72,533	491
	Tabcorp Holdings Ltd.	143,747	482
	Qantas Airways Ltd.	197,257	481
	Orora Ltd.	236,853	472
	Ansell Ltd.	31,028	468
	Meridian Energy Ltd.	247,597	457
	Iluka Resources Ltd.	86,756	421
^	Flight Centre Travel Group Ltd.	14,083	419
	AusNet Services	331,515	386
	Qube Holdings Ltd.	198,122	373
	nib holdings Ltd.	105,782	366
	Investa Office Fund	113,061	357
	Recall Holdings Ltd.	56,290	352
	REA Group Ltd.	8,499	327
	Macquarie Atlas Roads Group	88,596	327
	BT Investment Management Ltd.	43,352	324
^	Blackmores Ltd.	2,602	317
	ALS Ltd.	89,259	315
	Northern Star Resources Ltd.	105,349	313
	carsales.com Ltd.	35,013	312
	JB Hi-Fi Ltd.	18,308	305
	DuluxGroup Ltd.	62,104	301
	Perpetual Ltd.	9,284	300
	Magellan Financial Group Ltd.	18,373	298
	Harvey Norman Holdings Ltd.	87,226	295
	Premier Investments Ltd.	23,993	288
	CSR Ltd.	109,660	283
	Burson Group Ltd.	72,743	274
	GrainCorp Ltd. Class A	44,150	274
*	Metcash Ltd.	203,181	270
	WorleyParsons Ltd.	50,320	264
	Primary Health Care Ltd.	100,087	263
	IRESS Ltd.	29,801	262
	Sims Metal Management Ltd.	36,004	257
	Evolution Mining Ltd.	169,856	257
	Charter Hall Retail REIT	70,558	254
	Charter Hall Group	69,676	252
	Spotless Group Holdings Ltd.	257,439	252
	Adelaide Brighton Ltd.	62,069	243
	BWP Trust	89,415	237
	Fairfax Media Ltd.	394,420	237
	ARB Corp. Ltd.	19,394	237
	Beach Energy Ltd.	410,590	228
	Shopping Centres Australasia Property Group	128,582	228
	InvoCare Ltd.	24,361	226
	GUD Holdings Ltd.	34,546	223
	OZ Minerals Ltd.	50,109	222
	Independence Group NL	94,333	218
	Aveo Group	83,081	215
	Platinum Asset Management Ltd.	46,689	214
	Downer EDI Ltd.	73,111	205
*	Australian Agricultural Co. Ltd.	187,667	204
	Navitas Ltd.	50,787	197
	Gateway Lifestyle	91,068	194
	Pacific Brands Ltd.	222,279	192
	Regis Resources Ltd.	84,902	189
2	MYOB Group Ltd.	71,583	184

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Costa Group Holdings Ltd.	80,223	180
*	St. Barbara Ltd.	101,121	180
	Automotive Holdings Group Ltd.	60,314	179
	Nine Entertainment Co. Holdings Ltd.	205,511	176
	Cromwell Property Group	226,795	176
	Sigma Pharmaceuticals Ltd.	209,696	174
	G8 Education Ltd.	58,334	174
	Breville Group Ltd.	27,898	174
	Sandfire Resources NL	38,621	173
	Sirtex Medical Ltd.	7,462	168
*	APN Outdoor Group Ltd.	34,532	165
*	Syrah Resources Ltd.	45,053	161
	Pact Group Holdings Ltd.	40,730	160
*	Broadspectrum Ltd.	138,751	155
*	APN News & Media Ltd.	329,391	154
	Seven West Media Ltd.	191,420	153
	Myer Holdings Ltd.	192,568	151
	Cleanaway Waste Management Ltd.	251,594	150
	Abacus Property Group	62,402	150
	Bega Cheese Ltd.	31,922	149
	Super Retail Group Ltd.	23,090	148
	McMillan Shakespeare Ltd.	15,440	143
	Nufarm Ltd.	26,632	141
	Webjet Ltd.	30,501	140
	Japara Healthcare Ltd.	64,092	137
	Brickworks Ltd.	11,518	134
	FlexiGroup Ltd.	73,158	132
	Mantra Group Ltd.	46,106	129
	Ardent Leisure Group	77,614	127
	360 Capital Industrial Fund	59,309	123
*	Mayne Pharma Group Ltd.	115,565	122
	Village Roadshow Ltd.	30,616	122
	Steadfast Group Ltd.	85,557	122
	Tassal Group Ltd.	40,658	120
*	IPH Ltd.	22,711	119
	GWA Group Ltd.	65,018	114
	Mineral Resources Ltd.	20,222	113
*	Saracen Mineral Holdings Ltd.	138,314	113
	iSentia Group Ltd.	40,814	112
	Estia Health Ltd.	25,174	110
*,^	Mesoblast Ltd.	65,159	108
	Regis Healthcare Ltd.	27,703	107
	Arena REIT	68,505	101
*	Highfield Resources Ltd.	94,587	100
	Western Areas Ltd.	52,834	100
*,^	Bellamy's Australia Ltd.	12,983	99
	Asaleo Care Ltd.	64,802	97
	Retail Food Group Ltd.	22,951	96
*	Nanosonics Ltd.	54,585	92
	Genworth Mortgage Insurance Australia Ltd.	50,887	92
*	Eclipx Group Ltd.	40,726	91
	oOh!media Ltd.	25,588	90
	Corporate Travel Management Ltd.	8,315	90
	Altium Ltd.	18,786	87
	Seven Group Holdings Ltd.	19,431	86
	Technology One Ltd.	22,813	84
	Growthpoint Properties Australia Ltd.	33,836	83
	SAI Global Ltd.	29,194	81
	Folkestone Education Trust	41,409	78
*	RCG Corp. Ltd.	73,467	76
	Ingenia Communities Group	36,292	76
	Southern Cross Media Group Ltd.	89,810	73
	SG Fleet Group Ltd.	27,592	72
	Australian Pharmaceutical Industries Ltd.	45,992	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Collins Foods Ltd.	22,331	68
	National Storage REIT	51,828	68
*	Senex Energy Ltd.	319,614	67
	OzForex Group Ltd.	39,620	65
	Credit Corp. Group Ltd.	8,434	65
	Astro Japan Property Group	13,425	64
	Hotel Property Investments	30,663	64
*	Whitehaven Coal Ltd.	109,265	63
	Monadelphous Group Ltd.	10,830	62
	Select Harvests Ltd.	16,297	62
	Greencross Ltd.	10,999	59
*	NEXTDC Ltd.	25,198	55
*	UGL Ltd.	22,674	54
	Sunland Group Ltd.	46,201	53
	Programmed Maintenance Services Ltd.	48,054	53
	GDI Property Group	75,397	50
*	AWE Ltd.	93,461	49
	STW Communications Group Ltd.	58,559	47
	MACA Ltd.	54,308	46
*	Karoon Gas Australia Ltd.	40,339	44
	New Hope Corp. Ltd.	38,080	42
	Reject Shop Ltd.	4,400	41
*	Resolute Mining Ltd.	53,798	40
	Cover-More Group Ltd.	37,846	40
*	Virgin Australia Holdings Ltd.	143,665	38
*	Perseus Mining Ltd.	84,793	37
	TFS Corp. Ltd.	31,364	37
	Virtus Health Ltd.	7,125	36
	Tox Free Solutions Ltd.	16,304	36
	Cabcharge Australia Ltd.	13,013	32
*,^	Liquefied Natural Gas Ltd.	69,122	32
*,^	Paladin Energy Ltd.	153,176	31
*	CuDeco Ltd.	35,034	29
	Ainsworth Game Technology Ltd.	14,747	26
	ERM Power Ltd.	23,151	25
*	Lynas Corp. Ltd.	437,604	25
*	Macmahon Holdings Ltd.	297,544	24
	Cedar Woods Properties Ltd.	7,313	24
	SMS Management & Technology Ltd.	14,483	21
*	Bradken Ltd.	29,923	21
*	Ten Network Holdings Ltd.	27,323	20
*	Beadell Resources Ltd.	77,976	19
	Thorn Group Ltd.	17,486	18
*	Energy World Corp. Ltd.	127,801	18
	RCR Tomlinson Ltd.	18,116	18
*,^	Mount Gibson Iron Ltd.	105,993	17
	Cardno Ltd.	18,136	15
*	Billabong International Ltd.	14,358	15
	MMA Offshore Ltd.	40,368	14
	Acrux Ltd.	27,063	13
^	Slater & Gordon Ltd.	55,852	12
*	Starpharma Holdings Ltd.	23,801	12
	Cash Converters International Ltd.	29,337	11
	Capitol Health Ltd.	76,464	10
*	Horizon Oil Ltd.	149,601	8
*	Sundance Energy Australia Ltd.	55,714	8
*	Energy Resources of Australia Ltd.	29,019	8
*	Arrium Ltd.	450,831	8
*	Tiger Resources Ltd.	129,407	5
	Decmil Group Ltd.	5,745	3
*	TFS Corp. Ltd. Private Placement	642	1
*	BGP Holdings PLC	197,753	—
	Dick Smith Holdings Ltd.	14,824	—

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Jacana Minerals Ltd.	5,347	—
			198,654
Austria (0.1%)
*	Erste Group Bank AG	56,493	1,626
	voestalpine AG	26,622	961
	OMV AG	27,158	817
	ANDRITZ AG	13,285	746
	Wienerberger AG	24,199	478
*	IMMOFINANZ AG	151,773	358
	CA Immobilien Anlagen AG	16,756	320
*	Raiffeisen Bank International AG	19,457	312
	Oesterreichische Post AG	7,276	284
	BUWOG AG	11,893	250
*	Conwert Immobilien Invest SE	13,304	211
	Mayr Melnhof Karton AG	1,666	196
^	Semperit AG Holding	4,737	170
^	Verbund AG	10,223	143
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,782	130
	DO & CO AG	1,150	130
	UNIQA Insurance Group AG	17,732	128
	Flughafen Wien AG	952	109
	Schoeller-Bleckmann Oilfield Equipment AG	1,502	101
	EVN AG	7,792	94
	Lenzing AG	1,176	91
	Zumtobel Group AG	6,626	86
	RHI AG	3,814	82
	S IMMO AG	7,798	77
	Kapsch TrafficCom AG	2,165	75
	Telekom Austria AG	10,794	68
	Strabag SE	1,787	56
	Palfinger AG	1,090	33
			8,132
Belgium (0.5%)
	Anheuser-Busch InBev SA/NV	159,479	19,784
	KBC Groep NV	54,914	3,090
	Delhaize Group	19,977	2,099
	Ageas	48,995	1,925
^	UCB SA	24,655	1,849
	Solvay SA Class A	14,083	1,427
^	Groupe Bruxelles Lambert SA	12,656	1,120
^	Umicore SA	20,338	1,015
^	Proximus SADP	27,730	935
	Ackermans & van Haaren NV	5,274	688
	Colruyt SA	11,431	659
*	Telenet Group Holding NV	9,828	489
	bpost SA	16,736	473
*	Cofinimmo SA	3,607	448
	Ontex Group NV	13,557	416
	Sofina SA	2,439	311
	Bekaert SA	6,885	303
	Euronav NV	22,833	251
	D'ieteren SA/NV	4,967	220
	Warehouses De Pauw CVA	2,327	212
	Elia System Operator SA/NV	4,096	212
	Gimv NV	3,672	204
	Melexis NV	3,442	191
*	Nyrstar (Voting Shares)	220,197	174
	Cie d'Entreprises CFE	1,711	170
*	Tessenderlo Chemie NV (Voting Shares)	4,912	169
	Befimmo SA	2,451	164
	Ion Beam Applications	3,801	157
*	AGFA-Gevaert NV	35,336	141
	EVS Broadcast Equipment SA	3,922	133
*	Mobistar SA	4,121	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kinepolis Group NV	1,963	87
	Econocom Group SA/NV	7,684	83
	KBC Ancora	2,239	79
	Van de Velde NV	888	62
*	Intervest Offices & Warehouses NV	2,176	62
	Wereldhave Belgium NV	434	57
	Barco NV	689	48
			39,997
Brazil (0.7%)
	Itau Unibanco Holding SA Preference Shares	418,017	3,995
	Banco Bradesco SA ADR	430,812	3,218
	Ambev SA ADR	510,993	2,856
	BRF SA	174,024	2,489
	Ambev SA	418,917	2,362
	Cielo SA	212,174	2,067
*	Petroleo Brasileiro SA	511,446	1,973
	Itau Unibanco Holding SA ADR	194,181	1,851
	Itausa - Investimentos Itau SA Preference Shares	707,789	1,782
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	350,550	1,751
*	Petroleo Brasileiro SA ADR	225,026	1,735
	Ultrapar Participacoes SA	77,648	1,635
*	Petroleo Brasileiro SA Preference Shares	529,792	1,576
	Banco Bradesco SA Preference Shares	168,524	1,269
	Kroton Educacional SA	323,236	1,203
	Banco do Brasil SA	179,793	1,156
	Vale SA Class B Pfd. ADR	245,457	1,114
	BB Seguridade Participacoes SA	117,639	1,026
	Telefonica Brasil SA Preference Shares	77,964	960
^	Vale SA-SP Class B ADR	166,369	943
	Vale SA Preference Shares	187,666	859
	CCR SA	175,900	828
	Lojas Renner SA	134,300	811
	Raia Drogasil SA	50,300	805
	Embraer SA ADR	32,852	759
	Banco Bradesco SA	90,697	741
	Lojas Americanas SA Preference Shares	144,825	675
	Hypermarcas SA	74,712	659
	Equatorial Energia SA	46,500	575
	Cia de Saneamento Basico do Estado de Sao Paulo	74,600	573
	Klabin SA	107,100	543
	CETIP SA - Mercados Organizados	40,854	502
	BR Malls Participacoes SA	99,100	488
	WEG SA	109,022	481
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	29,861	439
	Banco Santander Brasil SA	77,700	419
	Tractebel Energia SA	36,300	403
	Fibria Celulose SA	44,900	397
	JBS SA	144,798	381
*	CPFL Energia SA	58,268	336
*	Cia Siderurgica Nacional SA	86,800	332
	BTG Pactual Group	56,300	322
	Vale SA	53,600	307
	Multiplan Empreendimentos Imobiliarios SA	16,500	283
	Sul America SA	53,809	262
	Braskem SA Preference Shares	35,070	250
	Tim Participacoes SA	110,200	245
	Localiza Rent a Car SA	25,400	244
	Gerdau SA Preference Shares	107,200	243
	EDP - Energias do Brasil SA	64,400	240
	M Dias Branco SA	9,900	230
	Suzano Papel e Celulose SA Preference Shares Class A	58,834	225
	Cia Energetica de Minas Gerais Preference Shares	111,500	222
	Cosan SA Industria e Comercio	23,900	221
*	Cia Siderurgica Nacional SA ADR	55,570	210

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Natura Cosmeticos SA	28,200	209
*	Cia Energetica de Sao Paulo Preference Shares	46,585	195
	TOTVS SA	23,000	189
	MRV Engenharia e Participacoes SA	52,900	185
	AES Tiete Energia SA	44,900	184
	Porto Seguro SA	22,872	184
	Gerdau SA ADR	82,126	183
	Centrais Eletricas Brasileiras SA Preference Shares	46,500	173
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,853	172
	Iguatemi Empresa de Shopping Centers SA	21,200	165
	Cia Hering	38,400	157
	Odontoprev SA	51,300	156
	Sao Martinho SA	11,900	155
	Qualicorp SA	34,800	151
	Estacio Participacoes SA	43,200	149
	Banco do Estado do Rio Grande do Sul SA Preference Shares	57,673	143
*	Arteris SA	47,400	139
*	Petroleo Brasileiro SA ADR Type A	19,355	114
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,898	113
	Lojas Americanas SA	34,464	111
*	Rumo Logistica Operadora Multimodal SA	81,083	101
	Multiplus SA	9,100	100
	Duratex SA	44,085	100
	BR Properties SA	32,400	97
	Cia Paranaense de Energia Preference Shares	11,500	95
	Metalurgica Gerdau SA Preference Shares Class A	107,700	91
	Linx SA	6,600	91
	Fleury SA	11,700	85
	Bradespar SA Preference Shares	33,000	81
	Transmissora Alianca de Energia Eletrica SA	13,627	77
	Tim Participacoes SA ADR	6,700	74
	Cia Energetica de Minas Gerais	35,922	74
	Cia de Saneamento de Minas Gerais-COPASA	11,500	72
*	B2W Cia Digital	17,620	70
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	4,084	67
*	Marfrig Global Foods SA	34,700	65
	EcoRodovias Infraestrutura e Logistica SA	29,800	65
*	Centrais Eletricas Brasileiras SA	26,900	61
	Smiles SA	4,700	55
	Cia Paranaense de Energia	10,000	54
	Marcopolo SA Preference Shares	70,300	48
	Alupar Investimento SA	11,821	46
*	Restoque Comercio e Confeccoes de Roupas SA	32,622	40
	Cia Energetica de Minas Gerais ADR	19,000	37
	Alpargatas SA Preference Shares	13,189	35
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	48,470	35
	Mahle-Metal Leve SA	5,200	34
	Grendene SA	6,900	34
	Via Varejo SA	17,900	32
	Cia Energetica do Ceara Preference Shares	2,819	32
*	Minerva SA	10,300	32
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,586	30
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	12,108	30
	Tupy SA	7,400	29
*	SLC Agricola SA	6,300	28
	Aliansce Shopping Centers SA	6,200	28
	Ez Tec Empreendimentos e Participacoes SA	5,673	28
	Gafisa SA	40,500	27
	Iochpe Maxion SA	6,300	27
	Santos Brasil Participacoes SA	7,000	26
	Light SA	8,773	26
	Arezzo Industria e Comercio SA	3,700	26
	Sonae Sierra Brasil SA	5,200	26
	JSL SA	9,200	25

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Guararapes Confeccoes SA	1,100	19
	Direcional Engenharia SA	9,000	16
	Even Construtora e Incorporadora SA	15,000	16
	GAEC Educacao SA	4,964	15
*	Magnesita Refratarios SA	3,660	15
	QGEP Participacoes SA	11,900	14
*	Randon Participacoes SA Preference Shares	15,250	13
*	Marisa Lojas SA	4,950	12
*	Oi SA Preference Shares	38,851	12
*	International Meal Co. Alimentacao SA	7,425	9
*	Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	8
2	Ser Educacional SA	2,300	8
*	JHSF Participacoes SA	17,456	8
*	Oi SA	20,455	5
*	Oi SA ADR	9,817	3
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares Temp Line	89	1
*	Somos Educacao SA	400	1
*	Randon Participacoes SA Preference Shares Rights Exp. 05/12/2016	2,229	—
*	Usinas Siderurgicas de Minas Gerais SA Rights Exp. 05/23/2016	9,816	—
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Exp. 05/27/2016	68	—
			58,209
Canada (3.2%)
	Royal Bank of Canada (Toronto Shares)	294,579	18,294
	Toronto-Dominion Bank	369,360	16,441
	Bank of Nova Scotia	242,869	12,737
	Canadian National Railway Co.	140,527	8,653
	Suncor Energy Inc.	290,742	8,534
^	Bank of Montreal (Toronto Shares)	123,629	8,054
	Enbridge Inc.	185,280	7,696
	Canadian Natural Resources Ltd.	220,047	6,608
	Canadian Imperial Bank of Commerce	81,422	6,576
	Brookfield Asset Management Inc. Class A (Toronto Shares)	181,029	6,117
	TransCanada Corp.	141,318	5,868
	Manulife Financial Corp.	392,368	5,785
	Canadian Pacific Railway Ltd.	28,149	4,061
	Sun Life Financial Inc.	119,036	4,061
	Barrick Gold Corp. (Toronto Shares)	206,790	4,003
	Alimentation Couche-Tard Inc. Class B	78,300	3,432
	Goldcorp Inc.	167,286	3,371
	Magna International Inc.	78,676	3,305
	Potash Corp. of Saskatchewan Inc.	164,347	2,908
	Rogers Communications Inc. Class B	73,100	2,843
	Thomson Reuters Corp.	68,901	2,836
^	Cenovus Energy Inc.	170,024	2,695
	BCE Inc.	57,016	2,674
	Franco-Nevada Corp.	36,331	2,551
	Loblaw Cos. Ltd.	45,135	2,490
*	CGI Group Inc. Class A	53,613	2,449
	Agrium Inc.	28,329	2,441
	Fairfax Financial Holdings Ltd.	4,500	2,412
	National Bank of Canada	66,304	2,370
*	Valeant Pharmaceuticals International Inc.	63,649	2,122
	Pembina Pipeline Corp.	70,300	2,112
	Agnico Eagle Mines Ltd.	44,385	2,098
	Restaurant Brands International Inc.	43,892	1,895
	Intact Financial Corp.	25,600	1,894
	Fortis Inc.	56,844	1,803
	Silver Wheaton Corp.	83,688	1,754
^	Crescent Point Energy Corp.	102,100	1,720
	Great-West Lifeco Inc.	57,400	1,689
	Imperial Oil Ltd.	50,690	1,681
	Metro Inc.	50,075	1,676
^	Canadian Tire Corp. Ltd. Class A	14,811	1,613
	Power Corp. of Canada	64,990	1,579

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Saputo Inc.	49,900	1,569
	Shaw Communications Inc. Class B	82,820	1,533
	Dollarama Inc.	21,100	1,521
	Gildan Activewear Inc.	46,900	1,457
^	Inter Pipeline Ltd.	66,300	1,418
*	Kinross Gold Corp.	237,249	1,352
	Encana Corp.	173,644	1,329
	Open Text Corp.	23,700	1,327
	RioCan REIT	57,300	1,246
	Constellation Software Inc.	3,100	1,211
	Canadian Utilities Ltd. Class A	41,875	1,204
^	ARC Resources Ltd.	71,300	1,203
	First Quantum Minerals Ltd.	139,923	1,192
	CCL Industries Inc. Class B	6,500	1,190
	TELUS Corp.	37,300	1,183
	Teck Resources Ltd. Class B	95,745	1,172
	Keyera Corp.	35,560	1,145
	Onex Corp.	16,900	1,048
	Power Financial Corp.	39,760	1,045
	SNC-Lavalin Group Inc.	27,600	1,038
	Cameco Corp.	82,366	1,031
^	CI Financial Corp.	46,100	1,021
	Yamana Gold Inc.	192,067	952
*	Tourmaline Oil Corp.	40,400	932
^	H&R REIT	52,203	912
	Element Financial Corp.	79,300	890
	Tahoe Resources Inc.	58,981	833
^	PrairieSky Royalty Ltd.	37,926	799
	George Weston Ltd.	8,800	764
	Husky Energy Inc.	59,499	750
*	Seven Generations Energy Ltd. Class A	42,161	743
*	Detour Gold Corp.	34,500	740
*	BlackBerry Ltd.	103,772	733
	Vermilion Energy Inc.	21,300	733
^	Peyto Exploration & Development Corp.	27,600	705
^	AltaGas Ltd.	28,673	697
	WSP Global Inc.	20,203	680
	Progressive Waste Solutions Ltd.	21,100	679
	Industrial Alliance Insurance & Financial Services Inc.	20,300	675
	Methanex Corp.	18,900	661
	Cominar REIT	46,428	639
	Finning International Inc.	35,200	626
	Canadian Apartment Properties REIT	26,100	620
	CAE Inc.	52,400	620
	Eldorado Gold Corp.	146,205	616
	Allied Properties REIT	21,300	600
^	Artis REIT	55,500	593
	DH Corp.	22,409	582
	Smart REIT	20,100	540
*	Turquoise Hill Resources Ltd.	179,649	537
	Ritchie Bros Auctioneers Inc.	18,500	531
*	New Gold Inc.	111,800	526
	MacDonald Dettwiler & Associates Ltd.	7,500	525
	Barrick Gold Corp. (New York Shares)	26,426	512
	Empire Co. Ltd.	30,500	507
*	Lundin Mining Corp.	128,884	506
^	Cineplex Inc.	12,300	486
^	Whitecap Resources Inc.	64,459	483
	IGM Financial Inc.	15,200	479
	Pan American Silver Corp.	29,624	464
*	IMAX Corp.	14,500	464
	Chartwell Retirement Residences	41,600	459
^	Home Capital Group Inc. Class B	15,000	449
^	Northland Power Inc.	27,052	449

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Veresen Inc.	61,677	446
	Linamar Corp.	10,300	446
	Laurentian Bank of Canada	11,220	445
	Quebecor Inc. Class B	16,600	444
	Toromont Industries Ltd.	14,600	438
	RONA Inc.	22,700	432
*	B2Gold Corp.	191,893	427
	TMX Group Ltd.	9,964	413
	FirstService Corp.	9,057	407
	West Fraser Timber Co. Ltd.	12,300	405
	Alamos Gold Inc.	56,160	405
*	Bombardier Inc. Class B	268,228	404
	Morguard REIT	32,740	398
	OceanaGold Corp.	110,808	397
	Atco Ltd.	11,500	376
	Colliers International Group Inc.	9,057	375
^	Canadian REIT	10,600	374
	Stantec Inc.	14,500	372
	Algonquin Power & Utilities Corp.	42,400	370
	Dream Office REIT	21,700	362
	Cott Corp.	26,800	355
^	Emera Inc.	9,600	348
*,^	First Majestic Silver Corp.	32,500	346
^	Boardwalk REIT	7,900	338
	Maple Leaf Foods Inc.	16,100	333
	TransAlta Corp.	63,460	332
^	Parkland Fuel Corp.	17,140	327
*	IAMGOLD Corp.	92,100	313
*	NovaGold Resources Inc.	48,100	312
	Osisko Gold Royalties Ltd.	23,247	311
*	Raging River Exploration Inc.	38,300	310
*	ProMetic Life Sciences Inc.	114,000	297
*	Descartes Systems Group Inc.	16,100	297
^	Canadian Western Bank	13,300	293
	Gibson Energy Inc.	19,700	293
	Granite REIT	9,700	289
*	Torex Gold Resources Inc.	162,582	289
	TransForce Inc.	15,030	284
*	SEMAFO Inc.	63,200	282
	Stella-Jones Inc.	7,300	279
	ShawCor Ltd.	9,900	267
	Hudson's Bay Co.	19,500	259
*,^	Amaya Inc.	18,875	256
	HudBay Minerals Inc.	51,265	256
*	Pretium Resources Inc.	30,829	254
	Precision Drilling Corp.	48,700	253
^	Concordia Healthcare Corp.	8,686	253
	Innergex Renewable Energy Inc.	22,500	248
	Transcontinental Inc. Class A	15,200	239
^	Corus Entertainment Inc. Class B	23,929	239
^	Manitoba Telecom Services Inc.	9,000	236
	First Capital Realty Inc.	14,200	230
^	Superior Plus Corp.	26,353	229
*	Parex Resources Inc.	22,343	224
^	Extendicare Inc.	30,200	223
	Capital Power Corp.	15,717	223
^	Just Energy Group Inc.	34,800	222
^	TORC Oil & Gas Ltd.	32,814	221
	Secure Energy Services Inc.	30,536	220
*	Celestica Inc.	20,401	219
	North West Co. Inc.	9,700	216
	Bank of Montreal (New York Shares)	3,309	216
	Dominion Diamond Corp.	18,500	212
*	Advantage Oil & Gas Ltd.	36,600	210

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Jean Coutu Group PJC Inc. Class A	13,100	199
	Winpak Ltd.	5,700	197
^	Enerplus Corp.	34,700	191
*	Great Canadian Gaming Corp.	13,100	190
	Centerra Gold Inc.	31,780	176
*	Enghouse Systems Ltd.	4,200	176
	Aimia Inc.	25,400	173
	Aecon Group Inc.	12,700	169
	Baytex Energy Corp.	31,409	161
	Russel Metals Inc.	8,600	153
	Northview Apartment REIT	9,263	145
	Pengrowth Energy Corp.	86,400	142
	Cogeco Communications Inc.	2,800	140
*	ATS Automation Tooling Systems Inc.	15,000	139
	Nevsun Resources Ltd.	36,800	138
^	Mullen Group Ltd.	11,800	137
^	Genworth MI Canada Inc.	5,200	135
*	Bombardier Inc. Class A	74,500	134
*	Canfor Corp.	11,900	130
	Pason Systems Inc.	8,900	129
	Norbord Inc.	6,472	129
*	MEG Energy Corp.	24,200	128
	Westshore Terminals Investment Corp.	8,300	121
	Martinrea International Inc.	15,500	117
^	Bonterra Energy Corp.	5,400	116
	Ensign Energy Services Inc.	18,800	114
*	NuVista Energy Ltd.	22,773	108
	Royal Bank of Canada (New York Shares)	1,701	106
^	Enerflex Ltd.	11,000	106
^	First National Financial Corp.	4,600	104
*,^	Silver Standard Resources Inc.	10,900	102
*	Alacer Gold Corp.	36,900	100
	Canadian Energy Services & Technology Corp.	31,900	97
*	China Gold International Resources Corp. Ltd.	46,000	93
*,^	Kelt Exploration Ltd.	21,851	84
^	AutoCanada Inc.	5,078	83
^	Penn West Petroleum Ltd.	70,300	80
*,^	Sierra Wireless Inc.	4,900	79
*	Birchcliff Energy Ltd.	18,800	78
*	Crew Energy Inc.	18,600	75
	InnVest REIT	16,500	72
*	Gran Tierra Energy Inc. (Toronto Shares)	24,000	71
*	Gran Tierra Energy Inc. (American Shares)	22,700	67
*	Paramount Resources Ltd. Class A	9,000	65
	Cascades Inc.	9,100	64
	Dorel Industries Inc. Class B	2,600	58
*,^	Athabasca Oil Corp.	48,500	52
*,^	Avigilon Corp.	3,900	50
*	DREAM Unlimited Corp. Class A	7,200	44
	Canaccord Genuity Group Inc.	13,000	43
^	Sprott Inc.	18,900	41
*,^	Pacific Exploration and Production Corp.	54,765	28
	Torstar Corp. Class B	10,400	17
*	Capstone Mining Corp.	25,878	16
^	Canexus Corp.	9,329	11
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	2
*	Imperial Metals Corp.	300	1
	Wi-LAN Inc.	145	—
			265,892
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	26,973	751
	Empresas COPEC SA	69,664	696
	SACI Falabella	87,163	675
	Cencosud SA	213,869	575

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Latam Airlines Group SA (Santiago Shares)	73,802	527
	Empresas CMPC SA	205,431	459
	Banco de Chile	4,131,572	453
	Banco de Credito e Inversiones	9,348	402
	Enersis Americas SA ADR	46,383	397
	Colbun SA	1,345,610	363
	Cia Cervecerias Unidas SA	31,311	351
	Aguas Andinas SA Class A	563,704	327
*	Itau CorpBanca	35,582,534	324
*	Enersis Chile SA ADR	46,383	295
	Banco Santander Chile	5,672,801	273
	Banco Santander Chile ADR	13,755	267
	Enersis Americas SA	1,505,735	256
	Sociedad Quimica y Minera de Chile SA ADR	11,862	247
	Parque Arauco SA	120,781	234
	E.CL SA	127,686	222
	SONDA SA	103,961	208
*	Enersis Chile SA	1,505,735	184
	Empresa Nacional de Telecomunicaciones SA	20,921	182
	Vina Concha y Toro SA	102,740	173
	Empresa Nacional de Electricidad SA	167,940	154
	Inversiones Aguas Metropolitanas SA	94,249	153
	Embotelladora Andina SA Preference Shares	40,520	137
	AES Gener SA	265,095	133
	Inversiones La Construccion SA	9,475	112
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	108
*	Endesa Americas SA	167,940	79
	Ripley Corp. SA	116,780	57
	CAP SA	14,259	51
	Forus SA	15,785	48
*	Latam Airlines Group SA	4,562	30
*	Cia Sud Americana de Vapores SA	977,795	21
	Salfacorp SA	25,244	18
			9,942
China (2.1%)
	Tencent Holdings Ltd.	1,062,656	21,623
	China Mobile Ltd.	1,064,861	12,225
	China Construction Bank Corp.	18,371,206	11,668
	Industrial & Commercial Bank of China Ltd.	14,389,245	7,704
	Bank of China Ltd.	15,205,800	6,157
	Ping An Insurance Group Co. of China Ltd.	1,009,819	4,739
	CNOOC Ltd.	3,244,724	4,008
	China Petroleum & Chemical Corp.	5,229,456	3,685
	China Life Insurance Co. Ltd. Class H	1,524,000	3,511
	PetroChina Co. Ltd.	4,260,000	3,117
	China Overseas Land & Investment Ltd.	806,480	2,560
	China Merchants Bank Co. Ltd.	925,772	2,028
	CITIC Ltd.	1,283,000	1,871
	Agricultural Bank of China Ltd.	5,175,500	1,868
	China Pacific Insurance Group Co. Ltd.	494,000	1,732
	China Telecom Corp. Ltd.	3,396,034	1,681
	PICC Property & Casualty Co. Ltd.	823,287	1,498
	China Resources Land Ltd.	601,909	1,479
	Hengan International Group Co. Ltd.	162,352	1,455
	China Unicom Hong Kong Ltd.	1,169,574	1,369
	China Minsheng Banking Corp. Ltd.	1,309,760	1,230
	China Shenhua Energy Co. Ltd.	718,000	1,209
	Bank of Communications Co. Ltd.	1,808,058	1,140
	Haitong Securities Co. Ltd.	663,539	1,097
	Lenovo Group Ltd.	1,328,000	1,051
	China Communications Construction Co. Ltd.	860,075	1,032
	CITIC Securities Co. Ltd.	443,000	974
*	China CITIC Bank Corp. Ltd.	1,536,010	963
	Sinopharm Group Co. Ltd.	203,200	869

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
2	Dalian Wanda Commercial Properties Co. Ltd.	126,999	831
	Guangdong Investment Ltd.	576,000	813
*,^	BYD Co. Ltd.	135,460	792
	CSPC Pharmaceutical Group Ltd.	862,000	766
	China Merchants Holdings International Co. Ltd.	256,000	759
*,2	Huatai Securities Co. Ltd.	357,764	755
	ENN Energy Holdings Ltd.	149,005	727
	CRRC Corp. Ltd.	747,800	726
*	GF Securities Co. Ltd.	307,000	697
	China Resources Power Holdings Co. Ltd.	411,400	693
	Belle International Holdings Ltd.	1,122,000	684
	China Vanke Co. Ltd.	267,904	669
2	China Galaxy Securities Co. Ltd.	751,500	659
	Dongfeng Motor Group Co. Ltd.	594,000	649
	Zhuzhou CRRC Times Electric Co. Ltd.	113,656	647
	Fosun International Ltd.	464,464	642
	Anhui Conch Cement Co. Ltd.	240,000	632
2	CGN Power Co. Ltd.	1,974,832	630
	Evergrande Real Estate Group Ltd.	840,000	621
	Beijing Enterprises Holdings Ltd.	118,000	615
	China Everbright International Ltd.	545,000	610
	Sino Biopharmaceutical Ltd.	858,000	608
*	China Taiping Insurance Holdings Co. Ltd.	293,059	597
*,^	Alibaba Pictures Group Ltd.	2,550,000	596
	Country Garden Holdings Co. Ltd.	1,508,230	595
	Shenzhou International Group Holdings Ltd.	110,991	574
	Huaneng Power International Inc.	800,000	571
	Great Wall Motor Co. Ltd.	751,158	565
	China Railway Group Ltd.	712,000	564
	Future Land Holdings Co. Ltd. Class A	365,318	563
	New China Life Insurance Co. Ltd.	172,001	561
	China Resources Beer Holdings Company Ltd.	254,000	558
	Brilliance China Automotive Holdings Ltd.	546,000	539
	Guangzhou Automobile Group Co. Ltd.	451,857	525
	Beijing Enterprises Water Group Ltd.	868,000	518
	China State Construction International Holdings Ltd.	332,000	517
	China Conch Venture Holdings Ltd.	254,998	516
	Tsingtao Brewery Co. Ltd.	135,907	513
	China Longyuan Power Group Corp. Ltd.	719,000	497
	China Gas Holdings Ltd.	344,000	497
	Geely Automobile Holdings Ltd.	995,000	495
	China Cinda Asset Management Co. Ltd.	1,449,000	474
	China Railway Construction Corp. Ltd.	361,126	459
	ANTA Sports Products Ltd.	178,000	453
	Longfor Properties Co. Ltd.	320,000	449
^	GCL-Poly Energy Holdings Ltd.	2,872,800	428
	Kunlun Energy Co. Ltd.	488,000	424
	Haier Electronics Group Co. Ltd.	252,000	423
*	Alibaba Health Information Technology Ltd.	622,000	420
	TravelSky Technology Ltd.	225,000	418
2	Shengjing Bank Co. Ltd.	301,354	410
	China National Building Material Co. Ltd.	792,000	408
	COSCO Pacific Ltd.	378,000	402
	Air China Ltd.	530,000	401
2	People's Insurance Co. Group of China Ltd.	983,000	395
	Shenzhen International Holdings Ltd.	236,000	385
	China Resources Gas Group Ltd.	136,000	385
	Beijing Capital International Airport Co. Ltd.	354,000	380
	Zhejiang Expressway Co. Ltd.	370,000	378
^	China Huishan Dairy Holdings Co. Ltd.	1,010,401	377
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	111,437	372
	China Medical System Holdings Ltd.	286,000	371
	Sunny Optical Technology Group Co. Ltd.	118,000	364
*	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	363

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Far East Horizon Ltd.	452,000	359
	Sino-Ocean Land Holdings Ltd.	766,000	344
	GOME Electrical Appliances Holding Ltd.	2,652,720	340
	China Jinmao Holdings Group Ltd.	1,140,000	326
	China Power International Development Ltd.	761,000	325
*,2	Fuyao Glass Industry Group Co. Ltd.	143,200	323
	Zijin Mining Group Co. Ltd.	947,301	316
	Kingsoft Corp. Ltd.	131,000	301
	Shimao Property Holdings Ltd.	212,000	293
^	Tech Pro Technology Development Ltd.	833,600	292
*	Fullshare Holdings Ltd.	867,500	277
*,2	3SBio Inc.	228,000	275
	China Coal Energy Co. Ltd.	581,000	275
	Jiangsu Expressway Co. Ltd.	208,000	273
	China Everbright Ltd.	136,000	268
2	BAIC Motor Corp. Ltd.	316,400	266
	Jiangxi Copper Co. Ltd.	211,000	258
	China Oilfield Services Ltd.	290,000	252
	Guangzhou R&F Properties Co. Ltd.	179,000	250
	AviChina Industry & Technology Co. Ltd.	356,000	248
2	Sinopec Engineering Group Co. Ltd.	265,135	246
	Shanghai Pharmaceuticals Holding Co. Ltd.	114,400	242
	Kingboard Chemical Holdings Ltd.	126,000	242
	Chongqing Rural Commercial Bank Co. Ltd.	459,000	241
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	240
*,^	Aluminum Corp. of China Ltd.	705,331	236
	SOHO China Ltd.	464,500	234
	China Everbright Bank Co. Ltd.	513,000	233
	Chongqing Changan Automobile Co. Ltd. Class B	133,100	230
*,2	Legend Holdings Corp.	95,000	230
	Wuxi Little Swan Co. Ltd. Class B	69,175	221
*,^	China Shanshui Cement Group Ltd.	267,000	217
	Tong Ren Tang Technologies Co. Ltd.	134,000	210
	Skyworth Digital Holdings Ltd.	320,000	208
	Huaneng Renewables Corp. Ltd.	694,000	205
	China International Marine Containers Group Co. Ltd.	125,500	196
	Nine Dragons Paper Holdings Ltd.	271,000	194
	Sunac China Holdings Ltd.	302,000	193
2	Fu Shou Yuan International Group Ltd.	272,000	191
	Shanghai Industrial Holdings Ltd.	82,000	186
	China Southern Airlines Co. Ltd.	296,000	186
	ZTE Corp.	117,614	183
	Phoenix Healthcare Group Co. Ltd.	120,090	182
	China Shipping Development Co. Ltd.	256,000	182
	China Communications Services Corp. Ltd.	382,000	180
	Shanghai Electric Group Co. Ltd.	428,000	179
	Intime Retail Group Co. Ltd.	197,000	177
	Yanzhou Coal Mining Co. Ltd.	308,000	175
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	63,500	172
*,^	Tianneng Power International Ltd.	208,000	170
	Shenzhen Investment Ltd.	419,953	169
	Haitian International Holdings Ltd.	99,000	169
	COSCO International Holdings Ltd.	308,000	166
*,^	China COSCO Holdings Co. Ltd.	420,500	164
	Weichai Power Co. Ltd.	135,200	162
^	Dawnrays Pharmaceutical Holdings Ltd.	196,000	161
*,^,2	Dali Foods Group Co. Ltd.	259,000	160
*	Luye Pharma Group Ltd.	229,500	159
*	China Energy Engineering Corp. Ltd.	898,000	157
*,^,2	Cogobuy Group	108,000	156
	Yuexiu Property Co. Ltd.	1,063,207	154
*,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	152
*,2	China Huarong Asset Management Co. Ltd.	430,000	152
	Metallurgical Corp. of China Ltd.	489,000	147

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	China Reinsurance Group Corp.	626,000	146
*	China Eastern Airlines Corp. Ltd.	264,000	144
	Weiqiao Textile Co.	191,000	143
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	155,170	140
	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	140
*	CAR Inc.	123,117	140
2	Cosmo Lady China Holdings Co. Ltd.	179,998	140
	Zhaojin Mining Industry Co. Ltd.	158,500	137
*	Hopson Development Holdings Ltd.	144,000	137
	Huadian Power International Corp. Ltd.	266,000	136
	Datang International Power Generation Co. Ltd.	478,000	136
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	136
	NetDragon Websoft Inc.	43,500	135
*	China Shipping Container Lines Co. Ltd.	590,000	135
	BBMG Corp.	182,500	133
*	China Traditional Chinese Medicine Co. Ltd.	280,000	131
	Sinotrans Ltd.	283,000	131
	Inner Mongolia Yitai Coal Co. Ltd. Class B	161,304	130
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	223,000	129
	Guangshen Railway Co. Ltd.	242,000	125
	Lee & Man Paper Manufacturing Ltd.	189,000	124
	Shandong Airlines Co. Ltd. Class B	49,300	124
^	CT Environmental Group Ltd.	424,000	124
^	China Hongqiao Group Ltd.	166,000	121
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	120
^	China Zhongwang Holdings Ltd.	237,200	118
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	117
	Logan Property Holdings Co. Ltd.	306,000	117
*	Li Ning Co. Ltd.	268,749	117
	Lao Feng Xiang Co. Ltd. Class B	30,400	115
*,^	SMI Holdings Group Ltd.	1,212,000	115
^	China Molybdenum Co. Ltd.	681,000	114
*	Sinosoft Technology Group Ltd.	210,000	114
*	China Maple Leaf Educational Systems Ltd.	144,000	114
	Dazhong Transportation Group Co. Ltd. Class B	91,500	113
	China National Accord Medicines Corp. Ltd. Class B	20,760	113
*	Skyway Securities Group Ltd.	4,210,000	113
*	China High Speed Transmission Equipment Group Co. Ltd.	145,000	112
^	Agile Property Holdings Ltd.	197,500	112
	West China Cement Ltd.	530,000	112
*	Hybrid Kinetic Group Ltd.	3,574,000	112
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	110
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	109
*	China Agri-Industries Holdings Ltd.	316,800	109
*	Coolpad Group Ltd.	547,400	108
^	Kingdee International Software Group Co. Ltd.	332,000	108
	CSG Holding Co. Ltd. Class B	129,105	107
	Digital China Holdings Ltd.	152,000	105
	Shenzhen Expressway Co. Ltd.	118,000	105
*,2	Haichang Ocean Park Holdings Ltd.	484,000	105
	XTEP International Holdings Ltd.	173,000	102
	PAX Global Technology Ltd.	118,000	102
	Shandong Chenming Paper Holdings Ltd.	127,500	100
	Central China Securities Co. Ltd.	201,988	100
	Bank of Chongqing Co. Ltd.	122,000	96
	China Lesso Group Holdings Ltd.	175,000	96
*	China Electronics Corp. Holdings Co. Ltd.	322,000	96
	KWG Property Holding Ltd.	147,000	95
*	Chinasoft International Ltd.	260,000	94
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	94
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	93
*	China Water Industry Group Ltd.	544,000	93
	Anhui Expressway Co. Ltd.	116,000	92
*	INESA Electron Co. Ltd. Class B	103,700	89

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	CIFI Holdings Group Co. Ltd.	382,000	88
	C C Land Holdings Ltd.	302,000	88
	Beijing Jingneng Clean Energy Co. Ltd.	270,000	85
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	85
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	83
	Hua Han Health Industry Holdings Ltd.	778,708	81
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	62,788	80
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	80
	Kingboard Laminates Holdings Ltd.	155,000	79
*,2	Hua Hong Semiconductor Ltd.	78,000	78
	Double Coin Holdings Ltd. Class B	63,200	77
	Powerlong Real Estate Holdings Ltd.	356,000	77
*	China Lumena New Materials Corp.	476,000	77
	Yuexiu Transport Infrastructure Ltd.	114,000	76
	Huishang Bank Corp. Ltd.	158,452	76
*	Zhonglu Co. Ltd. Class B	26,400	76
*,^	Leyou Technologies Holdings Ltd.	560,000	76
	Shanghai Baosight Software Co. Ltd. Class B	20,000	75
	Huadian Fuxin Energy Corp. Ltd.	342,000	74
*	BYD Electronic International Co. Ltd.	129,500	74
	China BlueChemical Ltd.	318,000	74
	Weifu High-Technology Group Co. Ltd. Class B	34,600	73
*	Greentown China Holdings Ltd.	97,879	73
^	Golden Eagle Retail Group Ltd.	63,000	73
	BOE Technology Group Co. Ltd. Class B	288,800	72
	Guorui Properties Ltd.	205,000	71
^	Vinda International Holdings Ltd.	38,599	71
	China All Access Holdings Ltd.	220,000	71
*	China Chengtong Development Group Ltd.	816,000	70
	China ZhengTong Auto Services Holdings Ltd.	171,000	70
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	70
*	Sinopec Oilfield Service Corp.	316,000	69
^	Dah Chong Hong Holdings Ltd.	166,000	69
*,2	Red Star Macalline Group Corp. Ltd.	60,196	68
	China Water Affairs Group Ltd.	138,000	68
	Tianjin Port Development Holdings Ltd.	450,000	68
*	Huadian Energy Co. Ltd. Class B	131,400	67
	Greatview Aseptic Packaging Co. Ltd.	132,000	67
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	67
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	66
	Sinotruk Hong Kong Ltd.	130,500	66
	China Resources Cement Holdings Ltd.	196,000	64
*	Lifetech Scientific Corp.	379,998	64
^	Sinopec Kantons Holdings Ltd.	122,000	64
	Poly Culture Group Corp. Ltd.	27,200	64
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	30,000	64
*	Kama Co. Ltd. Class B	46,500	63
	Poly Property Group Co. Ltd.	234,000	62
^	Hilong Holding Ltd.	541,000	62
^	Dalian Port PDA Co. Ltd.	142,000	62
*	Enerchina Holdings Ltd.	1,503,000	62
*,2	Ozner Water International Holding Ltd.	366,000	61
	China Dongxiang Group Co. Ltd.	295,000	61
*	Beijing Capital Land Ltd.	152,000	60
	Wasion Group Holdings Ltd.	108,000	60
^	Biostime International Holdings Ltd.	21,000	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
*	China Foods Ltd.	156,000	57
^	China Modern Dairy Holdings Ltd.	310,000	57
	SSY Group Ltd.	164,336	56
	China South City Holdings Ltd.	292,000	56
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	55
	Sichuan Expressway Co. Ltd.	166,000	55
	Fiyta Holdings Ltd. Class B	57,840	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Chaowei Power Holdings Ltd.	86,000	55
	Tibet Water Resources Ltd.	191,000	55
	Dongjiang Environmental Co. Ltd.	37,500	54
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	160,380	54
*,^	National Agricultural Holdings Ltd.	246,000	54
	Angang Steel Co. Ltd.	114,000	54
	Baoxin Auto Group Ltd.	85,000	54
	China Overseas Grand Oceans Group Ltd.	165,000	53
	361 Degrees International Ltd.	146,000	52
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	51
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	51
*,^	Hanergy Thin Film Power Group Ltd.	1,810,000	50
*,2	China Railway Signal & Communication Corp. Ltd.	84,500	50
	Fantasia Holdings Group Co. Ltd.	375,000	50
	China Power New Energy Development Co. Ltd.	620,000	49
	Shanghai Industrial Urban Development Group Ltd.	246,000	48
	Huangshan Tourism Development Co. Ltd. Class B	22,900	48
*	Shanghai Potevio Co. Ltd. Class B	25,700	48
	Luthai Textile Co. Ltd. Class B	35,800	48
	China Machinery Engineering Corp.	69,000	47
*	China Soft Power Technology Holdings Ltd.	1,302,000	47
	China Lilang Ltd.	73,000	47
	Lonking Holdings Ltd.	279,000	47
*	AVIC International Holding HK Ltd.	604,000	46
	China Fangda Group Co. Ltd. Class B	49,800	46
	Phoenix Satellite Television Holdings Ltd.	200,000	46
*	Maanshan Iron & Steel Co. Ltd.	200,000	46
*	Shang Gong Group Co. Ltd. Class B	42,600	46
	Tianjin Development Holdings Ltd.	90,000	45
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	14,700	44
	Anhui Gujing Distillery Co. Ltd. Class B	13,200	44
*,^	PW Medtech Group Ltd.	159,000	43
	Xiamen International Port Co. Ltd.	204,000	42
	Zhongsheng Group Holdings Ltd.	82,000	42
*	Sinolink Worldwide Holdings Ltd.	386,000	42
*	Glorious Property Holdings Ltd.	355,000	41
*	MIE Holdings Corp.	384,000	41
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	41
*	Carnival Group International Holdings Ltd.	309,992	40
*	China Fiber Optic Network System Group Ltd.	348,000	40
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	40
	Shanghai Highly Group Co. Ltd. Class B	47,700	40
*	China Oil & Gas Group Ltd.	572,000	40
	Shanghai Haixin Group Co. Class B	48,700	40
	Harbin Electric Co. Ltd.	96,000	39
	Fufeng Group Ltd.	125,000	39
*	China Datang Corp. Renewable Power Co. Ltd.	330,000	39
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	38
	China Shineway Pharmaceutical Group Ltd.	33,000	38
	Texhong Textile Group Ltd.	38,500	38
	Beijing North Star Co. Ltd.	118,000	37
*	China Overseas Property Holdings Ltd.	267,493	37
*	Hi Sun Technology China Ltd.	213,000	37
	CIMC Enric Holdings Ltd.	70,000	37
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	36
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	35
^	Dongfang Electric Corp. Ltd.	44,800	35
*,^	TCL Multimedia Technology Holdings Ltd.	58,000	34
	Universal Health International Group Holding Ltd.	383,000	34
	Eastern Communications Co. Ltd. Class B	45,100	34
*	China Huiyuan Juice Group Ltd.	77,500	34
*	Hubei Sanonda Co. Ltd. Class B	38,600	34
*	China Yurun Food Group Ltd.	195,000	33
*	China Rare Earth Holdings Ltd.	421,113	32

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Landing International Development Ltd.	1,115,000	32
	Livzon Pharmaceutical Group Inc.	6,890	32
	Jinzhou Port Co. Ltd. Class B	56,400	32
*	Shougang Concord International Enterprises Co. Ltd.	994,000	31
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	30
^	Sinotrans Shipping Ltd.	169,500	30
	Hengdeli Holdings Ltd.	284,000	30
^	Boer Power Holdings Ltd.	51,000	29
	Concord New Energy Group Ltd.	520,000	28
	Comba Telecom Systems Holdings Ltd.	157,058	27
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	26
	Welling Holding Ltd.	156,000	26
	Ajisen China Holdings Ltd.	61,000	26
	China Merchants Land Ltd.	168,000	25
*	CITIC Resources Holdings Ltd.	278,000	25
^	Wisdom Sports Group	64,000	25
	Shanghai Bailian Group Co. Ltd. Class B	15,500	25
	Huaxin Cement Co. Ltd. Class B	36,200	25
	CPMC Holdings Ltd.	55,000	25
	China Suntien Green Energy Corp. Ltd.	209,000	24
	Sinofert Holdings Ltd.	174,000	24
*	Chengde Nanjiang Co. Ltd. Class B	62,900	23
	China National Materials Co. Ltd.	88,000	23
	Changshouhua Food Co. Ltd.	47,000	23
	Yashili International Holdings Ltd.	94,000	23
	Xingda International Holdings Ltd.	103,000	22
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	21
	Tiangong International Co. Ltd.	258,000	21
	Hydoo International Holding Ltd.	172,000	21
	V1 Group Ltd.	370,000	20
	First Tractor Co. Ltd.	36,000	20
*	China Dynamics Holdings Ltd.	420,000	20
	Bosideng International Holdings Ltd.	242,000	20
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	19
	Shenguan Holdings Group Ltd.	176,000	18
^	China Singyes Solar Technologies Holdings Ltd.	47,000	17
	Jiangling Motors Corp. Ltd. Class B	6,100	17
*	China Public Procurement Ltd.	904,000	17
*	NVC Lighting Holding Ltd.	156,000	16
	Real Nutriceutical Group Ltd.	143,000	16
*	Anxin-China Holdings Ltd.	312,000	15
*,^	China Precious Metal Resources Holdings Co. Ltd.	480,000	15
*	SRE Group Ltd.	490,000	15
*	EverChina International Holdings Co. Ltd.	475,000	14
*	North Mining Shares Co. Ltd.	1,310,000	14
*,2	Kangda International Environmental Co. Ltd.	59,998	14
	Dongyue Group Ltd.	71,000	13
*	Daphne International Holdings Ltd.	78,000	12
*	Mingfa Group International Co. Ltd.	30,971	8
*	China Tian Lun Gas Holdings Ltd.	9,659	7
*	China Resources and Transportation Group Ltd.	375,000	6
			170,507
Colombia (0.1%)
	Bancolombia SA ADR	20,179	781
	Grupo de Inversiones Suramericana SA	40,212	543
	Grupo Argos SA	53,737	355
	Ecopetrol SA ADR	34,700	345
	Grupo de Inversiones Suramericana SA Preference Shares	25,741	343
	Interconexion Electrica SA ESP	104,568	319
	Banco Davivienda SA Preference Shares	29,373	277
*	Isagen SA ESP	186,580	269
	Ecopetrol SA	423,943	211
	Cementos Argos SA	49,950	203
	Almacenes Exito SA	35,678	201

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Grupo Aval Acciones y Valores Preference Shares	432,438	181
	Cementos Argos SA Preference Shares	48,144	180
	Corp Financiera Colombiana SA	12,777	173
	Bancolombia SA Preference Shares	14,574	138
*	Cemex Latam Holdings SA	21,710	99
	Avianca Holdings SA Preference Shares	47,127	35
	Grupo Aval Acciones y Valores SA ADR	2,333	19
			4,672
Czech Republic (0.0%)
	Komercni banka as	3,813	784
	CEZ AS	32,776	640
			1,424
Denmark (0.6%)
	Novo Nordisk A/S Class B	368,698	20,586
	Danske Bank A/S	153,202	4,335
	Vestas Wind Systems A/S	44,028	3,152
	Pandora A/S	22,449	2,919
	Novozymes A/S	44,765	2,147
	Carlsberg A/S Class B	22,019	2,146
	AP Moeller - Maersk A/S Class A	1,305	1,778
*	Genmab A/S	11,046	1,639
	Coloplast A/S Class B	20,887	1,565
	DSV A/S	35,615	1,499
	ISS A/S	37,852	1,438
	AP Moeller - Maersk A/S Class B	863	1,215
	Chr Hansen Holding A/S	16,662	1,037
	TDC A/S	166,630	853
	GN Store Nord A/S	31,155	613
	Jyske Bank A/S	13,369	547
*	Topdanmark A/S	17,644	467
	Royal Unibrew A/S	10,279	464
*	William Demant Holding A/S	4,305	443
^	FLSmidth & Co. A/S	9,869	384
	Tryg A/S	20,091	380
*	H Lundbeck A/S	11,016	368
	Sydbank A/S	11,263	319
	SimCorp A/S	6,823	307
	Dfds A/S	7,170	286
	NKT Holding A/S	4,924	281
*	Bavarian Nordic A/S	6,678	255
	Rockwool International A/S Class B	1,356	226
	Matas A/S	11,786	225
	Spar Nord Bank A/S	21,626	176
	ALK-Abello A/S	1,004	163
	Solar A/S Class B	2,959	152
^	Ambu A/S Class B	3,819	132
	Schouw & Co.	1,690	99
*	Alm Brand A/S	11,849	88
*,^	Bang & Olufsen A/S	4,004	43
*	OW Bunker A/S	3,210	—
			52,727
Egypt (0.0%)
	Commercial International Bank Egypt SAE	188,628	959
	ElSewedy Electric Co.	46,052	241
	Talaat Moustafa Group	193,125	145
*	Orascom Telecom Media And Technology Holding SAE GDR	191,038	126
*	Global Telecom Holding SAE GDR	70,996	117
	Sidi Kerir Petrochemicals Co.	79,618	116
	Juhayna Food Industries	126,362	103
*	Medinet Nasr Housing	41,400	94
*	Egyptian Financial Group-Hermes Holding Co.	65,963	75
*	Orascom Construction Ltd.	10,791	58
	Telecom Egypt Co.	55,015	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Maridive & Oil Services SAE	165,936	46
*	Pioneers Holding for Financial Investments SAE	40,996	45
*	Citadel Capital SAE	263,431	43
*	South Valley Cement	74,684	39
*	Six of October Development & Investment	24,349	30
*	Ezz Steel	24,554	24
	Palm Hills Developments SAE	67,986	20
	Oriental Weavers	24,535	18
	Heliopolis Housing	3,075	18
*	Abu Dhabi Islamic Bank	24,453	12
*	Egyptian Financial & Industrial Co.	321	—
			2,377
Finland (0.4%)
	Nokia Oyj	1,145,575	6,763
	Sampo Oyj Class A	91,617	4,007
	Kone Oyj Class B	75,329	3,442
	UPM-Kymmene Oyj	109,252	2,091
	Fortum Oyj	89,867	1,355
	Wartsila OYJ Abp	29,519	1,267
	Elisa Oyj	29,997	1,122
	Nokian Renkaat Oyj	26,999	997
	Stora Enso Oyj	109,632	958
	Neste Oyj	25,427	815
	Huhtamaki Oyj	20,539	808
	Metso Oyj	30,819	742
	Orion Oyj Class B	19,334	675
	Amer Sports Oyj	22,499	666
	Kesko Oyj Class B	12,726	509
	Cargotec Oyj Class B	13,281	503
	Tieto Oyj	13,913	366
	Valmet Oyj	28,128	353
	Konecranes Oyj	12,412	285
	Metsa Board Oyj	33,515	211
	Sponda Oyj	44,471	194
	Caverion Corp.	25,972	191
*,^	Outotec Oyj	45,120	180
	Uponor Oyj	11,586	179
	Citycon Oyj	59,664	151
	Raisio Oyj	30,159	149
	Oriola-KD Oyj	29,369	145
	Kemira Oyj	10,948	133
*	Outokumpu Oyj	31,105	131
	Cramo Oyj	6,013	120
	YIT Oyj	17,206	117
	Ramirent Oyj	11,293	79
*	Finnair Oyj	12,392	74
	Sanoma Oyj	7,321	36
*	Stockmann OYJ Abp Class B	3,597	25
			29,839
France (3.0%)
	TOTAL SA	419,057	21,180
^	Sanofi	226,428	18,664
	BNP Paribas SA	197,074	10,437
^	AXA SA	390,026	9,848
^	LVMH Moet Hennessy Louis Vuitton SE	50,143	8,354
^	Danone SA	114,626	8,031
*	Schneider Electric SE	111,465	7,288
^	Airbus Group SE	112,197	7,014
	Vinci SA	93,308	6,969
	L'Oreal SA	36,175	6,571
	Orange SA	385,379	6,403
	Air Liquide SA	55,255	6,267
	Societe Generale SA	145,345	5,719
	Essilor International SA	39,572	5,123

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Engie SA	284,441	4,691
^	Vivendi SA	242,166	4,652
	Pernod Ricard SA	41,735	4,508
	Cie de Saint-Gobain	90,929	4,167
	Safran SA	59,141	4,077
^	Cie Generale des Etablissements Michelin	36,134	3,774
	Renault SA	34,632	3,342
	Carrefour SA	111,300	3,153
	Capgemini SA	32,050	2,992
	Legrand SA	51,970	2,962
	Publicis Groupe SA	38,079	2,818
	Kering	15,286	2,622
	Valeo SA	15,533	2,464
	Veolia Environnement SA	91,176	2,240
	L'Oreal SA Loyalty Line	12,108	2,199
	Credit Agricole SA	191,902	2,124
	Dassault Systemes	25,801	2,018
^	Accor SA	41,035	1,817
^	Klepierre	38,601	1,815
	Sodexo SA	17,838	1,802
	Christian Dior SE	10,183	1,789
	Hermes International	5,010	1,784
	Thales SA	20,403	1,766
	SES SA	61,001	1,667
	Air Liquide SA (Prime de fidelite)	13,881	1,574
	Atos SE	17,110	1,523
^	Ingenico Group SA	11,353	1,338
^	Bouygues SA	39,978	1,334
*,^	Technip SA	22,650	1,328
	Arkema SA	15,864	1,266
^	SCOR SE	36,331	1,238
	Gecina SA	8,210	1,186
*	Peugeot SA	72,589	1,170
	Bureau Veritas SA	48,915	1,159
^	Suez Environnement Co.	62,485	1,152
	Groupe Eurotunnel SE	89,685	1,145
	Natixis SA	187,356	1,034
	Iliad SA	4,464	976
	Teleperformance	10,820	972
	Eiffage SA	11,701	931
	Eutelsat Communications SA	29,777	925
	Rexel SA	60,581	919
	Zodiac Aerospace	37,188	872
*	Alstom SA	33,728	862
	Societe BIC SA	6,010	853
	Edenred	39,542	780
	Bollore SA	194,283	769
^	Casino Guichard Perrachon SA	12,791	761
	STMicroelectronics NV	123,790	761
	Wendel SA	6,512	753
	Aeroports de Paris	5,469	688
	Electricite de France SA	47,555	683
	Eurofins Scientific SE	1,699	630
2	Euronext NV	14,797	625
	Faurecia	15,011	620
	Lagardere SCA	23,330	619
	Orpea	7,247	598
	Numericable-SFR SA	17,549	575
*	UBISOFT Entertainment	18,487	537
	JCDecaux SA	12,070	535
2	Elior Group	24,829	534
	SEB SA	4,683	525
	Rubis SCA	6,685	522
	ICADE	6,620	521

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	CNP Assurances	30,497	520
	Eurazeo SA	7,011	494
*	Fonciere Des Regions	4,994	472
	Mercialys SA	21,003	468
	Imerys SA	6,280	464
	Nexity SA	8,554	458
	Technicolor SA	66,721	458
	Remy Cointreau SA	5,230	435
	Plastic Omnium SA	11,348	376
	BioMerieux	2,904	375
	Ipsen SA	6,176	373
^	Vallourec SA	59,120	308
	Elis SA	16,345	300
	Credit Agricole SA Loyalty Line	25,664	284
	Korian SA	8,909	281
	Sartorius Stedim Biotech	729	279
*	Air France-KLM	30,729	275
	Altran Technologies SA	18,294	272
*	SPIE SA	12,811	252
	Sopra Steria Group	2,118	246
	Alten SA	3,980	246
*	DBV Technologies SA	3,552	243
*	Nexans SA	5,175	241
	IPSOS	7,959	237
	Saft Groupe SA	7,533	234
	Metropole Television SA	12,110	230
	Havas SA	25,376	213
	Vicat SA	3,033	211
^	Societe Television Francaise 1	15,937	192
	Virbac SA	1,008	184
*,2	Worldline SA	6,413	180
	Euler Hermes Group	1,829	174
	Faiveley Transport SA	1,533	167
*,2	Europcar Groupe SA	13,941	162
*,^	Genfit	4,403	150
	Tarkett SA	4,415	144
	Neopost SA	5,799	142
	Coface SA	16,874	136
*,^	CGG SA	135,869	128
*	Etablissements Maurel et Prom	31,465	127
	Bonduelle SCA	3,988	118
*	GameLoft SE	13,315	113
	Trigano SA	1,902	112
*	Euro Disney SCA	75,318	110
	Gaztransport Et Technigaz SA	2,718	101
	Electricite de France SA Loyalty Line	6,661	96
*	Groupe Fnac SA	1,373	79
	LISI	2,726	78
	Fonciere de Paris SIIC	470	78
	Guerbet	1,179	77
	Beneteau SA	6,653	77
	SEB SA Loyalty Line	643	72
	Vilmorin & Cie SA	815	58
	Derichebourg SA	18,005	57
	Boiron SA	633	51
*	Parrot SA	2,373	48
	Haulotte Group SA	2,872	45
^	Rallye SA	2,306	44
^	Bourbon SA	2,900	43
	Assystem	1,557	40
*,^	Eramet	929	37
	GL Events	1,837	35
	FFP	382	29
	Albioma SA	1,776	29

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Jacquet Metal Service	1,267	19
	Mersen	914	15
^	Solocal Group	2,411	14
*,^	SOITEC	7,813	5
			243,715
Germany (2.9%)
	Bayer AG	165,439	19,119
	Siemens AG	152,231	15,931
	Allianz SE	91,383	15,547
	BASF SE	185,283	15,329
	SAP SE	177,963	13,963
	Daimler AG	190,478	13,272
*	Deutsche Telekom AG	628,895	11,039
	Bayerische Motoren Werke AG	64,205	5,940
	Fresenius SE & Co. KGaA	78,361	5,714
	Linde AG	37,206	5,693
	Volkswagen AG Preference Shares	38,940	5,649
	Deutsche Post AG	188,657	5,542
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,732	5,527
	Deutsche Bank AG	278,774	5,284
	adidas AG	40,098	5,173
	Continental AG	21,576	4,751
	E.ON SE	378,122	3,919
	Fresenius Medical Care AG & Co. KGaA	42,605	3,708
	Henkel AG & Co. KGaA Preference Shares	30,138	3,442
	Infineon Technologies AG	227,538	3,246
	Vonovia SE	94,392	3,182
	Deutsche Boerse AG	38,510	3,169
	Henkel AG & Co. KGaA	28,609	2,910
	HeidelbergCement AG	30,608	2,725
*	Merck KGaA	25,655	2,416
	ProSiebenSat.1 Media SE	41,987	2,145
	Deutsche Wohnen AG	67,878	2,081
	thyssenkrupp AG	88,628	2,065
	Commerzbank AG	214,257	2,009
	Beiersdorf AG	19,543	1,755
	Brenntag AG	29,618	1,740
	Porsche Automobil Holding SE Preference Shares	30,341	1,695
	GEA Group AG	35,516	1,650
	Symrise AG	22,760	1,511
*	RWE AG	98,154	1,471
	Hannover Rueck SE	11,259	1,287
	METRO AG	35,978	1,148
	LEG Immobilien AG	12,063	1,119
	United Internet AG	21,953	1,073
^	K&S AG	42,181	1,053
*	QIAGEN NV	45,077	1,014
	MTU Aero Engines AG	10,478	991
	Bayerische Motoren Werke AG Preference Shares	12,433	990
^	Wirecard AG	22,700	983
	OSRAM Licht AG	18,407	961
	LANXESS AG	17,781	931
	FUCHS PETROLUB SE	23,777	877
	HUGO BOSS AG	12,984	829
	Evonik Industries AG	25,963	824
	MAN SE	7,118	773
	Deutsche Lufthansa AG	47,003	732
*,2	Zalando SE	21,460	712
	KION Group AG	12,591	688
	Telefonica Deutschland Holding AG	134,221	683
	Volkswagen AG	4,066	649
	Rheinmetall AG	8,031	629
	Freenet AG	19,678	602
	STADA Arzneimittel AG	13,118	558

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	RTL Group SA	6,165	516
	Aurubis AG	9,477	515
	Norma Group SE	9,681	500
	Axel Springer SE	8,874	496
^	KUKA AG	4,908	485
*	Dialog Semiconductor plc	13,707	478
	HOCHTIEF AG	3,588	461
	Aareal Bank AG	12,683	452
	DMG Mori AG	9,244	443
	Gerresheimer AG	5,816	434
	Sartorius AG Preference Shares	1,683	416
	Fraport AG Frankfurt Airport Services Worldwide	6,847	415
	Software AG	10,632	407
	Deutsche EuroShop AG	8,453	394
*	Rational AG	758	385
^	Drillisch AG	8,836	365
*	Nordex SE	12,822	361
	Indus Holding AG	6,665	340
	TUI AG-DI	23,341	339
	TAG Immobilien AG	25,363	337
	Suedzucker AG	18,900	334
	Krones AG	2,900	331
	Fielmann AG	4,455	329
*	Wincor Nixdorf AG	6,013	329
*	GRENKELEASING AG	1,580	312
	Bechtle AG	2,720	284
	Wacker Chemie AG	2,942	283
*	MorphoSys AG	5,573	280
	alstria office REIT-AG	19,835	279
	TLG Immobilien AG	12,090	256
	Duerr AG	3,125	251
	Puma SE	1,098	250
	RHOEN-KLINIKUM AG	8,038	250
	Hella KGaA Hueck & Co.	6,515	249
	Jungheinrich AG Preference Shares	2,597	245
^	Stroeer SE & Co. KGaA	4,843	239
	Bilfinger SE	5,310	232
	CompuGroup Medical SE	5,668	223
	Takkt AG	10,483	219
	Nemetschek SE	3,904	218
	CTS Eventim AG & Co. KGaA	6,198	218
	Sixt SE	3,725	216
*,2	Deutsche Pfandbriefbank AG	20,422	216
	KWS Saat SE	581	202
	Leoni AG	5,436	196
	Salzgitter AG	5,667	192
*	PATRIZIA Immobilien AG	8,241	191
	Bauer AG	11,329	185
*	zooplus AG	1,212	170
	Pfeiffer Vacuum Technology AG	1,577	170
	Kloeckner & Co. SE	14,417	168
*,2	ADO Properties SA	4,929	162
	BRAAS Monier Building Group SA	5,799	161
	ElringKlinger AG	6,460	159
	Talanx AG	4,447	148
	Jenoptik AG	9,224	144
	Bertrandt AG	1,140	132
	XING AG	672	128
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	106
*,^	SMA Solar Technology AG	1,946	104
*,^	SGL Carbon SE	8,789	103
	RWE AG Preference Shares	8,374	92
^	BayWa AG	2,533	89
	Fuchs Petrolub SE Preference Shares	1,999	86

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Deutsche Beteiligungs AG	2,883	85
*	Vossloh AG	1,197	83
	comdirect bank AG	7,126	81
	Sixt SE Preference Shares	1,806	79
	Carl Zeiss Meditec AG	2,316	76
*,^	Heidelberger Druckmaschinen AG	32,853	74
	Biotest AG Preference Shares	3,969	72
*	Hornbach Baumarkt AG	2,055	64
*,^	AIXTRON SE	12,390	62
	Deutz AG	11,888	61
^	Gerry Weber International AG	4,199	61
	DIC Asset AG	5,437	50
	Wacker Neuson SE	2,449	41
	Hamburger Hafen und Logistik AG	2,013	32
	KSB AG Preference Shares	80	28
			239,037
Greece (0.0%)
	Alpha Bank AE	268,035	582
*	Piraeus Bank SA	1,279,384	379
	OPAP SA	44,400	336
	National Bank of Greece SA	1,103,240	330
	Titan Cement Co. SA	13,213	301
*	Eurobank Ergasias SA	350,334	296
	Hellenic Telecommunications Organization SA	23,110	225
*	JUMBO SA	16,422	215
	Hellenic Telecommunications Organization SA ADR	45,296	207
	FF Group	9,992	206
	Motor Oil Hellas Corinth Refineries SA	14,637	167
	Hellenic Exchanges SA	17,966	102
	Athens Water Supply & Sewage Co. SA	16,211	85
	Mytilineos Holdings SA	20,599	83
	Aegean Airlines SA	5,013	46
	Public Power Corp. SA	13,196	44
	Grivalia Properties REIC AE	3,952	34
*	Hellenic Petroleum SA	7,187	32
*	Ellaktor SA	8,992	13
			3,683
Hong Kong (1.2%)
	AIA Group Ltd.	2,422,582	14,498
	CK Hutchison Holdings Ltd.	561,927	6,723
	Hong Kong Exchanges and Clearing Ltd.	245,804	6,196
	Sun Hung Kai Properties Ltd.	356,843	4,497
	Cheung Kong Property Holdings Ltd.	564,427	3,855
	CLP Holdings Ltd.	322,300	2,980
	Hang Seng Bank Ltd.	161,281	2,924
	Jardine Matheson Holdings Ltd.	49,854	2,750
	Link REIT	432,960	2,627
	Power Assets Holdings Ltd.	266,000	2,531
	Hong Kong & China Gas Co. Ltd.	1,321,435	2,460
	BOC Hong Kong Holdings Ltd.	701,000	2,094
	Sands China Ltd.	487,200	1,736
	Swire Pacific Ltd. Class A	151,072	1,639
	Galaxy Entertainment Group Ltd.	425,000	1,429
	MTR Corp. Ltd.	288,500	1,426
	Jardine Strategic Holdings Ltd.	49,043	1,418
	Wharf Holdings Ltd.	261,600	1,414
	Hongkong Land Holdings Ltd.	223,000	1,413
	Henderson Land Development Co. Ltd.	193,463	1,206
	New World Development Co. Ltd.	1,122,224	1,116
	Cheung Kong Infrastructure Holdings Ltd.	118,000	1,114
^	Want Want China Holdings Ltd.	1,302,188	999
	AAC Technologies Holdings Inc.	139,500	968
	Sino Land Co. Ltd.	616,280	968
	Techtronic Industries Co. Ltd.	252,500	947

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bank of East Asia Ltd.	260,072	944
	Hang Lung Properties Ltd.	458,000	912
*,2	WH Group Ltd.	1,079,201	872
	China Mengniu Dairy Co. Ltd.	508,000	859
	Samsonite International SA	245,696	790
	Swire Properties Ltd.	297,846	773
	Wheelock & Co. Ltd.	167,000	773
	Li & Fung Ltd.	1,198,000	741
	Yue Yuen Industrial Holdings Ltd.	168,500	614
	Hang Lung Group Ltd.	193,000	592
	PCCW Ltd.	872,000	590
	Tingyi Cayman Islands Holding Corp.	470,000	547
	Hysan Development Co. Ltd.	106,000	468
*	Semiconductor Manufacturing International Corp.	5,646,000	464
	Shangri-La Asia Ltd.	347,519	425
	ASM Pacific Technology Ltd.	52,700	380
	Prosperity REIT	973,000	378
	Minth Group Ltd.	138,000	361
	VTech Holdings Ltd.	34,400	355
^	Prada SPA	104,000	352
	NWS Holdings Ltd.	230,500	350
	Cathay Pacific Airways Ltd.	201,000	320
	Fortune REIT	282,923	313
	Hopewell Holdings Ltd.	92,500	312
*	Esprit Holdings Ltd.	342,246	299
	Sun Art Retail Group Ltd.	345,579	259
	Wynn Macau Ltd.	176,800	251
	Great Eagle Holdings Ltd.	61,000	247
	HKBN Ltd.	193,689	238
	Kerry Properties Ltd.	85,500	232
	First Pacific Co. Ltd.	361,200	229
*	Tongda Group Holdings Ltd.	1,110,000	228
	Cafe de Coral Holdings Ltd.	74,000	223
	Dah Sing Financial Holdings Ltd.	32,544	222
*	China Goldjoy Group Ltd.	1,988,000	212
	Haitong International Securities Group Ltd.	366,038	211
	SJM Holdings Ltd.	314,000	210
	Uni-President China Holdings Ltd.	220,800	206
	Melco International Development Ltd.	179,000	205
	Xinyi Glass Holdings Ltd.	300,000	204
	Champion REIT	375,000	201
	FIH Mobile Ltd.	427,000	183
*	China Minsheng Financial Holding Corp. Ltd.	1,790,000	182
^	Brightoil Petroleum Holdings Ltd.	566,000	180
^	Xinyi Solar Holdings Ltd.	448,000	177
	Television Broadcasts Ltd.	45,800	171
	Varitronix International Ltd.	214,000	171
	Johnson Electric Holdings Ltd.	57,750	171
	Giordano International Ltd.	354,000	160
	Shun Tak Holdings Ltd.	472,000	157
	MGM China Holdings Ltd.	108,000	151
	Stella International Holdings Ltd.	59,000	149
*	SEA Holdings Ltd.	45,509	146
	CP Pokphand Co. Ltd.	1,350,000	144
*	China Harmony New Energy Auto Holding Ltd.	231,000	143
	Texwinca Holdings Ltd.	146,000	142
	Man Wah Holdings Ltd.	121,600	142
^	Chow Tai Fook Jewellery Group Ltd.	201,600	140
*,^	KuangChi Science Ltd.	289,000	138
	Chong Hing Bank Ltd.	64,000	137
	Value Partners Group Ltd.	143,000	136
*	Canvest Environmental Protection Group Co. Ltd.	291,000	136
	Lifestyle International Holdings Ltd.	81,500	135
	L'Occitane International SA	70,000	135

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Luk Fook Holdings International Ltd.	59,000	134
^	Guotai Junan International Holdings Ltd.	399,000	133
	CITIC Telecom International Holdings Ltd.	302,500	126
*	Convoy Financial Holdings Ltd.	3,102,000	125
	NagaCorp Ltd.	172,000	123
*	Pou Sheng International Holdings Ltd.	458,000	122
*	China Oceanwide Holdings Ltd.	1,050,000	121
	HengTen Networks Group Ltd.	2,664,000	121
*	Global Brands Group Holding Ltd.	990,000	117
*,^	Superb Summit International Group Ltd.	620,000	117
	Shui On Land Ltd.	447,000	117
	Town Health International Medical Group Ltd.	618,000	116
	Orient Overseas International Ltd.	30,500	116
	Yuexiu REIT	207,000	115
*,^	China Ocean Industry Group Ltd.	4,325,000	113
	Sunlight REIT	215,000	113
*,^	HC International Inc.	170,000	113
	Nexteer Automotive Group Ltd.	107,000	113
*	Huabao International Holdings Ltd.	275,000	108
	China Strategic Holdings Ltd.	3,500,000	105
*	Mason Financial Holdings Ltd.	2,540,000	104
	SmarTone Telecommunications Holdings Ltd.	63,000	104
	China Travel International Investment Hong Kong Ltd.	354,000	103
*	Freeman Financial Corp. Ltd.	1,860,000	101
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	101
^	IGG Inc.	232,000	101
	G-Resources Group Ltd.	4,329,600	99
*,^	FDG Electric Vehicles Ltd.	1,620,000	98
*,^	Anton Oilfield Services Group	958,000	96
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	96
	United Co. RUSAL plc	270,000	94
*	Kingston Financial Group Ltd.	250,000	93
*	Sino Oil And Gas Holdings Ltd.	3,795,000	89
	Dah Sing Banking Group Ltd.	47,937	85
*,^	China LNG Group Ltd.	2,400,000	85
	Kerry Logistics Network Ltd.	58,000	82
*	TOM Group Ltd.	325,971	81
	Hopewell Highway Infrastructure Ltd.	156,300	78
	Far East Consortium International Ltd.	225,000	75
	Shougang Fushan Resources Group Ltd.	498,000	75
	SITC International Holdings Co. Ltd.	136,000	73
*	Mei Ah Entertainment Group Ltd.	960,000	73
*,^	China Financial International Investments Ltd.	790,000	67
	Pacific Textiles Holdings Ltd.	52,000	67
*	CST Mining Group Ltd.	4,128,000	67
*	China Medical & HealthCare Group Ltd.	1,149,488	66
	K Wah International Holdings Ltd.	132,000	64
*	United Photovoltaics Group Ltd.	734,000	63
	Truly International Holdings Ltd.	154,000	60
^	New Sports Group Ltd.	2,440,000	59
	Gemdale Properties & Investment Corp. Ltd.	1,144,000	59
	China Silver Group Ltd.	264,000	59
*	Goodbaby International Holdings Ltd.	104,464	58
	Singamas Container Holdings Ltd.	548,000	58
	Ju Teng International Holdings Ltd.	126,000	57
	NewOcean Energy Holdings Ltd.	162,000	55
*	China Healthcare Enterprise Group Ltd.	592,842	54
	China Beidahuang Industry Group Holdings Ltd. Class A	952,000	54
	Dynam Japan Holdings Co. Ltd.	37,400	52
	Yingde Gases Group Co. Ltd.	137,500	51
	China Aerospace International Holdings Ltd.	382,000	50
	TCL Communication Technology Holdings Ltd.	74,000	48
*	Kong Sun Holdings Ltd.	925,000	46
*,^	MMG Ltd.	196,000	44

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Louis XIII Holdings Ltd.	107,500	42
*	Good Resources Holdings Ltd.	479,978	40
*,^	Pacific Basin Shipping Ltd.	235,000	40
	APT Satellite Holdings Ltd.	49,500	39
*,2	China Jicheng Holdings Ltd.	1,269,880	39
	EVA Precision Industrial Holdings Ltd.	272,000	39
^	China LotSynergy Holdings Ltd.	940,000	39
*	Sincere Watch Hong Kong Ltd.	560,000	38
*	Goldin Financial Holdings Ltd.	42,507	38
*,2	CGN New Energy Holdings Co. Ltd.	250,000	38
	Towngas China Co. Ltd.	71,000	37
	Shenwan Hongyuan HK Ltd.	75,000	36
	TPV Technology Ltd.	224,000	36
*	United Laboratories International Holdings Ltd.	86,000	36
	SA Sa International Holdings Ltd.	115,995	35
^	Lee's Pharmaceutical Holdings Ltd.	43,500	35
*	Hong Kong Television Network Ltd.	164,000	35
*	GCL New Energy Holdings Ltd.	696,000	34
	Sun Hung Kai & Co. Ltd.	58,000	34
	Lai Sun Development Co. Ltd.	2,169,000	32
*,^	Summit Ascent Holdings Ltd.	145,948	31
*	Suncorp Technologies Ltd.	1,910,000	31
	Chow Sang Sang Holdings International Ltd.	19,000	31
*	Midland Holdings Ltd.	96,000	31
	TCC International Holdings Ltd.	147,000	29
*,^	Honghua Group Ltd.	587,000	28
*	Silver Base Group Holdings Ltd.	196,000	26
	Imperial Pacific International Holdings Ltd.	1,350,000	26
*,^	Winshine Science Co. Ltd.	675,904	26
*	Macau Legend Development Ltd.	186,000	25
*	SPT Energy Group Inc.	302,000	23
	Liu Chong Hing Investment Ltd.	19,982	23
	China Huarong Energy Co. Ltd.	232,299	22
	Springland International Holdings Ltd.	122,657	22
*	Xinchen China Power Holdings Ltd.	128,000	20
	Trinity Ltd.	156,000	16
*	Hang Fat Ginseng Holdings Co. Ltd.	1,310,000	14
*	L'sea Resources International Holdings Ltd.	570,000	14
*	Sunshine Oilsands Ltd.	317,500	13
	Parkson Retail Group Ltd.	117,500	13
*,^	Haier Healthwise Holdings Ltd.	301,115	12
	Emperor Watch & Jewellery Ltd.	360,000	8
*	China Household Holdings Ltd.	445,000	6
			99,660
Hungary (0.0%)
	OTP Bank plc	45,095	1,195
	Richter Gedeon Nyrt	26,878	534
	MOL Hungarian Oil & Gas plc	8,151	498
*	Magyar Telekom Telecommunications plc	62,225	108
			2,335
India (1.1%)
	Housing Development Finance Corp. Ltd.	319,121	5,229
	Infosys Ltd. ADR	233,751	4,395
	Tata Consultancy Services Ltd.	93,815	3,582
2	Reliance Industries Ltd. GDR	108,273	3,209
	HDFC Bank Ltd. ADR	46,413	2,918
	Sun Pharmaceutical Industries Ltd.	222,731	2,720
	Infosys Ltd.	144,034	2,620
	ITC Ltd.	389,442	1,907
	Hindustan Unilever Ltd.	136,625	1,787
*	Tata Motors Ltd.	245,274	1,502
	Reliance Industries Ltd.	98,766	1,460
	Bharti Airtel Ltd.	256,670	1,404
	Oil & Natural Gas Corp. Ltd.	396,563	1,297

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Mahindra & Mahindra Ltd.	61,630	1,235
HCL Technologies Ltd.	106,626	1,204
Kotak Mahindra Bank Ltd.	108,329	1,170
ICICI Bank Ltd.	317,485	1,123
Axis Bank Ltd.	157,112	1,116
Coal India Ltd.	254,616	1,105
Lupin Ltd.	45,361	1,097
IndusInd Bank Ltd.	61,090	964
Larsen & Toubro Ltd.	49,626	937
ICICI Bank Ltd. ADR	127,323	898
Hero MotoCorp Ltd.	19,946	870
NTPC Ltd. (Common)	410,457	860
Asian Paints Ltd.	58,228	760
Dr Reddy's Laboratories Ltd.	16,445	759
Indian Oil Corp. Ltd.	114,724	748
State Bank of India GDR	25,567	722
Eicher Motors Ltd.	2,340	705
Indiabulls Housing Finance Ltd.	66,438	693
Zee Entertainment Enterprises Ltd.	107,186	670
Tech Mahindra Ltd.	89,383	654
Bharti Infratel Ltd.	112,305	633
Aurobindo Pharma Ltd.	55,318	633
UltraTech Cement Ltd.	13,200	628
Cipla Ltd.	75,216	608
Adani Ports & Special Economic Zone Ltd.	168,835	605
Wipro Ltd.	71,277	595
Maruti Suzuki India Ltd.	10,265	586
Idea Cellular Ltd.	322,545	575
Bharat Petroleum Corp. Ltd.	36,910	544
Godrej Consumer Products Ltd.	27,016	537
Shriram Transport Finance Co. Ltd.	36,088	512
Power Grid Corp. of India Ltd.	231,783	500
UPL Ltd.	60,270	488
Bosch Ltd.	1,604	475
Ashok Leyland Ltd.	286,796	461
Nestle India Ltd.	5,306	458
Bajaj Auto Ltd.	11,495	431
JSW Steel Ltd.	20,465	423
* United Spirits Ltd.	11,184	400
Bajaj Finance Ltd.	3,830	394
Dabur India Ltd.	94,301	392
Yes Bank Ltd.	26,777	380
GAIL India Ltd.	69,278	376
LIC Housing Finance Ltd.	50,770	353
Vedanta Ltd.	213,858	334
Marico Ltd.	80,339	313
Ambuja Cements Ltd.	92,983	309
Glenmark Pharmaceuticals Ltd.	24,487	305
Shree Cement Ltd.	1,543	295
Divi's Laboratories Ltd.	18,333	290
Apollo Hospitals Enterprise Ltd.	14,411	285
Oracle Financial Services Software Ltd.	5,219	283
Havells India Ltd.	55,138	275
Rajesh Exports Ltd.	30,331	270
Piramal Enterprises Ltd.	14,712	264
Mindtree Ltd.	25,780	263
Titan Co. Ltd.	48,049	258
Bharat Forge Ltd.	20,732	249
Bajaj Finserv Ltd.	8,743	247
CRISIL Ltd.	8,381	246
Reliance Infrastructure Ltd.	30,091	243
Mphasis Ltd.	33,026	243
Credit Analysis & Research Ltd.	15,217	232
Rural Electrification Corp. Ltd.	84,218	226

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Strides Shasun Ltd.	13,862	225
	ABB India Ltd.	11,390	222
	Bank of Baroda	91,356	217
	Info Edge India Ltd.	19,089	216
	Britannia Industries Ltd.	4,992	215
	Wipro Ltd. ADR	17,687	215
	Hindustan Petroleum Corp. Ltd.	17,055	214
	Siemens Ltd.	12,446	213
	Hindustan Zinc Ltd.	79,986	207
*	Reliance Communications Ltd.	245,174	207
	Vakrangee Ltd.	69,361	207
*	SKS Microfinance Ltd.	22,543	205
	Hindalco Industries Ltd.	139,523	202
	Cadila Healthcare Ltd.	40,645	200
	Federal Bank Ltd.	288,546	199
	Mahindra & Mahindra Financial Services Ltd.	43,961	198
	Motherson Sumi Systems Ltd.	51,808	197
	Grasim Industries Ltd.	3,156	194
	NMDC Ltd.	133,233	191
	Balkrishna Industries Ltd.	18,998	190
	Pfizer Ltd.	7,080	185
	Berger Paints India Ltd.	47,566	184
	Bharat Heavy Electricals Ltd.	97,563	184
	Cyient Ltd.	26,586	184
	Tata Steel Ltd.	34,752	184
	GlaxoSmithKline Consumer Healthcare Ltd.	2,010	179
	Cairn India Ltd.	81,088	177
	PI Industries Ltd.	18,101	175
*	Blue Dart Express Ltd.	2,017	172
	Petronet LNG Ltd.	42,186	167
	GlaxoSmithKline Pharmaceuticals Ltd.	2,939	165
	Pidilite Industries Ltd.	18,150	165
	Dewan Housing Finance Corp. Ltd.	54,173	161
	L&T Finance Holdings Ltd.	149,027	161
	State Bank of India	55,530	158
	ACC Ltd.	7,059	153
	Bharat Electronics Ltd.	8,274	147
	Power Finance Corp. Ltd.	54,172	146
*	Abbott India Ltd.	2,099	146
*	Dish TV India Ltd.	105,172	143
	Reliance Power Ltd.	185,943	142
	VA Tech Wabag Ltd.	16,161	140
	Page Industries Ltd.	735	139
	Torrent Pharmaceuticals Ltd.	6,428	139
	Reliance Capital Ltd.	22,512	137
	Tata Power Co. Ltd.	126,230	134
*	Welspun India Ltd.	88,190	133
	United Breweries Ltd.	11,552	133
	Jubilant Foodworks Ltd.	7,394	129
	Steel Authority of India Ltd.	176,832	126
	Colgate-Palmolive India Ltd.	9,940	126
	Supreme Industries Ltd.	10,370	125
*	Fortis Healthcare Ltd.	46,591	123
	HDFC Bank Ltd.	7,224	123
*,2	InterGlobe Aviation Ltd.	7,456	121
	Cummins India Ltd.	9,045	120
	DLF Ltd.	60,681	118
	Emami Ltd.	7,710	117
*	Natco Pharma Ltd.	15,642	115
	McLeod Russel India Ltd.	39,170	112
*	Crompton Greaves Consumer Electricals Ltd.	71,167	110
*	Kansai Nerolac Paints Ltd.	24,532	105
	MRF Ltd.	207	105
	Sanofi India Ltd.	1,557	103

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Jubilant Life Sciences Ltd.	17,164	103
	Ceat Ltd.	6,232	103
	Tube Investments of India Ltd.	16,493	102
*	Suzlon Energy Ltd.	451,294	101
	Oberoi Realty Ltd.	23,982	101
	Max Financial Services Ltd.	18,124	100
	Sundaram Finance Ltd.	5,136	99
	Muthoot Finance Ltd.	32,403	99
*	Balrampur Chini Mills Ltd.	58,956	95
	Voltas Ltd.	21,448	95
	Oil India Ltd.	18,669	93
	Symphony Ltd.	2,586	93
	KRBL Ltd.	27,065	92
	Bajaj Holdings & Investment Ltd.	4,212	91
*	Tata Motors Ltd. Class A	20,090	90
	Castrol India Ltd.	14,722	88
	Videocon Industries Ltd.	54,258	87
	AIA Engineering Ltd.	5,820	87
	Punjab National Bank	64,733	85
	Aditya Birla Nuvo Ltd.	6,500	84
	Arvind Ltd.	20,018	83
	Kajaria Ceramics Ltd.	5,263	83
	Torrent Power Ltd.	23,118	82
	eClerx Services Ltd.	4,065	81
	Just Dial Ltd.	6,337	81
*	TV18 Broadcast Ltd.	137,341	80
	Alembic Pharmaceuticals Ltd.	8,754	79
	Ajanta Pharma Ltd.	3,380	77
*	Wockhardt Ltd.	5,121	76
	Godrej Industries Ltd.	14,509	76
	Persistent Systems Ltd.	6,778	76
	CESC Ltd.	9,350	76
	Radico Khaitan Ltd.	56,953	76
*	Gujarat Pipavav Port Ltd.	29,361	75
	NCC Ltd.	63,849	75
*	IDFC Bank Ltd.	103,749	74
	Amara Raja Batteries Ltd.	5,150	74
	TVS Motor Co. Ltd.	15,125	73
	KPIT Technologies Ltd.	30,090	72
	Chambal Fertilizers and Chemicals Ltd.	78,021	72
	Century Textiles & Industries Ltd.	7,450	71
	Bayer CropScience Ltd.	1,170	70
*	Indian Hotels Co. Ltd.	44,199	70
	IDFC Ltd.	103,749	70
	Gillette India Ltd.	1,099	69
	Apollo Tyres Ltd.	28,669	69
	Hexaware Technologies Ltd.	18,647	68
	Tata Communications Ltd.	10,833	67
*	Sun Pharma Advanced Research Co. Ltd.	14,830	67
*	Jindal Steel & Power Ltd.	63,005	66
	JSW Energy Ltd.	65,068	66
	Redington India Ltd.	38,482	63
*	Adani Power Ltd.	129,261	62
*	Crompton Greaves Ltd.	71,167	62
	Welspun Corp. Ltd.	36,272	60
	Thermax Ltd.	5,117	59
	Tata Chemicals Ltd.	9,174	56
	WABCO India Ltd.	640	56
	Sun TV Network Ltd.	9,912	56
	Adani Enterprises Ltd.	42,545	55
	NHPC Ltd.	174,976	54
	Repco Home Finance Ltd.	5,587	54
	Exide Industries Ltd.	23,787	53
	Gujarat Gas Ltd.	6,502	52

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	GRUH Finance Ltd.	13,350	52
	Karur Vysya Bank Ltd.	7,135	52
	Alstom T&D India Ltd.	8,970	51
*	Whirlpool of India Ltd.	4,543	51
	Sadbhav Engineering Ltd.	12,847	51
*	GMR Infrastructure Ltd.	269,033	51
	IRB Infrastructure Developers Ltd.	15,260	49
	Gateway Distriparks Ltd.	11,596	49
	Sintex Industries Ltd.	37,552	47
	Canara Bank	15,022	47
*	RattanIndia Power Ltd.	312,429	46
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	46
	Engineers India Ltd.	16,342	44
	National Aluminium Co. Ltd.	63,183	44
	Bajaj Corp. Ltd.	7,508	44
*	Bajaj Hindusthan Sugar Ltd.	139,539	42
	Tata Global Beverages Ltd.	22,864	41
*	Housing Development & Infrastructure Ltd.	31,911	41
	Bank of India	29,471	41
	Union Bank of India	21,229	41
	IDBI Bank Ltd.	37,908	40
	Cox & Kings Ltd.	13,948	39
	Polaris Consulting & Services Ltd.	12,204	36
	Gujarat State Petronet Ltd.	17,246	36
	Ipca Laboratories Ltd.	4,757	36
	Indraprastha Gas Ltd.	4,094	35
	Multi Commodity Exchange of India Ltd.	2,593	34
	Gujarat Fluorochemicals Ltd.	4,074	34
*	Indiabulls Real Estate Ltd.	33,322	34
	Jammu & Kashmir Bank Ltd.	32,230	33
	Prestige Estates Projects Ltd.	12,821	33
	Sobha Ltd.	7,055	31
	Srei Infrastructure Finance Ltd.	33,628	30
	Biocon Ltd.	3,399	30
	IFCI Ltd.	75,943	29
	Jain Irrigation Systems Ltd.	28,413	26
	Alstom India Ltd.	2,496	24
	South Indian Bank Ltd.	79,690	22
	Rolta India Ltd.	18,714	22
	Great Eastern Shipping Co. Ltd.	4,216	21
*	Adani Transmission Ltd.	42,545	20
*	Hindustan Construction Co. Ltd.	58,499	18
*	Jaiprakash Associates Ltd.	159,746	18
	Indian Bank	11,871	17
	Karnataka Bank Ltd.	10,313	17
	Coromandel International Ltd.	4,820	16
	Central Bank of India	13,166	16
	PTC India Ltd.	16,013	16
	Vijaya Bank	31,062	15
*	Max Ventures & Industries Ltd.	3,624	14
*	Unitech Ltd.	198,930	14
*	DEN Networks Ltd.	10,752	14
	Corp Bank	23,040	13
*	Indian Overseas Bank	27,269	13
	Syndicate Bank	11,844	12
*	Amtek Auto Ltd.	19,970	12
	UCO Bank	17,873	11
	Allahabad Bank	11,991	10
	Oriental Bank of Commerce	6,239	9
*	Arvind Infrastructure Ltd.	2,001	3
*	Bhushan Steel Ltd.	2,605	2
*	Nirvikara Paper Mills Ltd.	716	—
			86,941

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Indonesia (0.2%)
*	Telekomunikasi Indonesia Persero Tbk PT	9,975,040	2,676
	Bank Central Asia Tbk PT	2,487,428	2,455
	Astra International Tbk PT	4,001,930	2,031
	Bank Rakyat Indonesia Persero Tbk PT	2,136,378	1,670
	Bank Mandiri Persero Tbk PT	1,815,816	1,320
	Unilever Indonesia Tbk PT	194,000	625
	Bank Negara Indonesia Persero Tbk PT	1,482,930	513
	Indofood Sukses Makmur Tbk PT	877,000	471
	Gudang Garam Tbk PT	88,300	463
*	Semen Indonesia Persero Tbk PT	592,600	443
	Perusahaan Gas Negara Persero Tbk	2,205,100	436
	Charoen Pokphand Indonesia Tbk PT	1,469,600	412
	Kalbe Farma Tbk PT	3,834,800	399
	Indocement Tunggal Prakarsa Tbk PT	257,200	383
	United Tractors Tbk PT	304,160	344
	Lippo Karawaci Tbk PT	3,841,600	295
	Surya Citra Media Tbk PT	1,175,900	284
	Indofood CBP Sukses Makmur Tbk PT	224,600	260
	Summarecon Agung Tbk PT	2,178,900	257
	Ciputra Development Tbk PT	2,522,857	237
	AKR Corporindo Tbk PT	439,800	216
	Pakuwon Jati Tbk PT	4,746,600	188
	Media Nusantara Citra Tbk PT	1,051,100	186
	Jasa Marga Persero Tbk PT	426,500	176
*	Bank Danamon Indonesia Tbk PT	668,700	167
	Bumi Serpong Damai Tbk PT	1,147,400	160
*	Tower Bersama Infrastructure Tbk PT	357,100	160
	Adaro Energy Tbk PT	2,789,300	154
*	Aneka Tambang Persero Tbk PT	2,541,300	146
	Intiland Development Tbk PT	3,771,500	146
*	XL Axiata Tbk PT	418,000	111
	Global Mediacom Tbk PT	1,211,000	106
	Bank Tabungan Negara Persero Tbk PT	743,100	99
	Ramayana Lestari Sentosa Tbk PT	1,826,900	97
	Wijaya Karya Beton Tbk PT	1,298,600	95
	BISI International Tbk PT	744,500	94
	Waskita Karya Persero Tbk PT	525,374	93
	Link Net Tbk PT	246,700	79
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,091,000	78
*	Indosat Tbk PT	131,868	67
	Tambang Batubara Bukit Asam Persero Tbk PT	100,900	54
	Ace Hardware Indonesia Tbk PT	729,200	51
*	Wijaya Karya Persero Tbk PT	249,900	50
*	Astra Agro Lestari Tbk PT	39,400	48
*	Eagle High Plantations Tbk PT	2,054,500	44
*	Panin Financial Tbk PT	3,164,200	43
	Gajah Tunggal Tbk PT	720,000	43
	Alam Sutera Realty Tbk PT	1,374,100	41
	Matahari Putra Prima Tbk PT	345,600	38
*	Lippo Cikarang Tbk PT	69,300	38
	Surya Semesta Internusa Tbk PT	704,600	37
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	293,100	34
*	Vale Indonesia Tbk PT	216,600	30
*	Agung Podomoro Land Tbk PT	1,547,500	30
	Timah Persero Tbk PT	473,400	28
*	Mitra Adiperkasa Tbk PT	82,600	26
	Indo Tambangraya Megah Tbk PT	42,500	25
	Siloam International Hospitals Tbk PT	38,600	25
*	Medco Energi Internasional Tbk PT	186,500	24
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	21
*	Energi Mega Persada Tbk PT	5,503,500	21
*	Berlian Laju Tanker Tbk PT	968,000	14

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Bumi Resources Tbk PT	1,618,500	6
			19,363
Ireland (0.1%)
	Kerry Group plc Class A	28,933	2,580
*	Bank of Ireland	5,569,473	1,691
	Smurfit Kappa Group plc	46,782	1,242
	Ryanair Holdings plc ADR	14,034	1,136
	Kingspan Group plc	35,052	924
*	ICON plc	11,200	757
	Glanbia plc	33,473	632
*	Ryanair Holdings plc	22,790	345
*	Prothena Corp. plc	5,800	250
	C&C Group plc	51,114	230
	Irish Continental Group plc	34,980	207
	Origin Enterprises plc	28,396	200
	Hibernia REIT plc	127,366	188
	Green REIT plc	83,889	138
*	Permanent TSB Group Holdings plc	26,375	83
*	Irish Bank Resolution Corp. Ltd.	14,385	—
			10,603
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	198,982	10,931
	Bank Hapoalim BM	188,926	973
*	Bank Leumi Le-Israel BM	256,657	954
	Bezeq The Israeli Telecommunication Corp. Ltd.	401,192	845
	NICE-Systems Ltd.	11,645	747
	Israel Chemicals Ltd.	93,855	468
	Elbit Systems Ltd.	4,637	465
	Frutarom Industries Ltd.	8,398	437
	Strauss Group Ltd.	24,033	385
*	Mellanox Technologies Ltd.	8,039	348
	Mizrahi Tefahot Bank Ltd.	26,275	306
*	Israel Discount Bank Ltd. Class A	181,002	302
	Teva Pharmaceutical Industries Ltd. ADR	5,259	286
	Azrieli Group Ltd.	5,692	228
	Gazit-Globe Ltd.	23,638	221
	Amot Investments Ltd.	45,399	165
	Delek Group Ltd.	773	136
*	Airport City Ltd.	13,853	136
*	Tower Semiconductor Ltd.	11,449	133
*	Partner Communications Co. Ltd.	25,426	132
	First International Bank Of Israel Ltd.	9,518	121
	Melisron Ltd.	2,819	109
	Paz Oil Co. Ltd.	663	104
*	Gilat Satellite Networks Ltd.	22,997	101
	Alony Hetz Properties & Investments Ltd.	11,949	98
	B Communications Ltd.	3,139	86
	Shufersal Ltd.	23,959	81
*	Nova Measuring Instruments Ltd.	7,371	81
	Israel Corp. Ltd.	396	81
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	69
	Shikun & Binui Ltd.	35,075	67
*	Oil Refineries Ltd.	184,043	67
*	Cellcom Israel Ltd. (Registered)	8,090	60
*	Naphtha Israel Petroleum Corp. Ltd.	11,590	59
	Harel Insurance Investments & Financial Services Ltd.	14,790	58
*	Jerusalem Oil Exploration	1,309	55
	Reit 1 Ltd.	18,543	54
	Ituran Location and Control Ltd.	2,266	48
*	Clal Insurance Enterprises Holdings Ltd.	3,854	48
*	Compugen Ltd.	6,072	42
*	Migdal Insurance & Financial Holding Ltd.	47,854	35
*	Mazor Robotics Ltd.	5,016	31
*	Allot Communications Ltd.	4,912	25

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Kamada Ltd.	5,171	20
*	Evogene Ltd.	2,628	19
*	Silicom Ltd.	610	17
*	Kenon Holdings Ltd.	1,533	14
			20,248
Italy (0.8%)
	Eni SPA	499,743	8,164
	Enel SPA	1,549,740	7,043
	Intesa Sanpaolo SPA (Registered)	2,512,308	6,984
^	UniCredit SPA	984,936	3,820
	Assicurazioni Generali SPA	246,058	3,762
	Snam SPA	489,574	2,994
	Atlantia SPA	92,162	2,569
*	Telecom Italia SPA (Registered)	2,344,238	2,289
	Luxottica Group SPA	34,694	1,893
	Terna Rete Elettrica Nazionale SPA	313,916	1,773
	CNH Industrial NV	194,496	1,495
	Fiat Chrysler Automobiles NV	167,317	1,347
*	Ferrari NV	27,394	1,238
	Prysmian SPA	49,220	1,164
*	Finmeccanica SPA	69,282	878
	Mediobanca SPA	105,753	871
	Tenaris SA ADR	28,895	782
	EXOR SPA	20,122	758
	Unione di Banche Italiane SPA	176,205	749
	Mediaset SPA	150,520	680
	Azimut Holding SPA	25,923	654
	Banca Popolare di Milano Scarl	821,153	625
	Recordati SPA	23,910	608
	Telecom Italia SPA (Bearer)	753,717	593
*	Saipem SPA	1,204,414	579
	Banca Popolare dell'Emilia Romagna SC	98,117	575
	Banca Generali SPA	17,771	529
	Italcementi SPA	43,842	520
	Davide Campari-Milano SPA	52,799	511
	Banco Popolare SC	68,312	484
	A2A SPA	301,842	431
	Moncler SPA	25,924	421
	UnipolSai SPA	176,053	412
	Tenaris SA	29,761	402
	Banca Monte dei Paschi di Siena SPA	472,739	383
*	Yoox Net-A-Porter Group SPA	12,185	358
	Banca Mediolanum SPA	41,853	345
	Unipol Gruppo Finanziario SPA	76,871	330
	Hera SPA	109,162	329
	DiaSorin SPA	5,622	329
	Cerved Information Solutions SPA	39,954	322
	FinecoBank Banca Fineco SPA	34,759	280
	Falck Renewables SPA	248,839	277
	Banca Popolare di Sondrio SCARL	71,946	269
	ERG SPA	20,451	267
	ACEA SPA	17,800	262
	Iren SPA	136,998	254
2	Anima Holding SPA	35,414	251
	Brembo SPA	4,602	248
	Interpump Group SPA	16,923	244
*,^	Juventus Football Club SPA	825,309	242
	Buzzi Unicem SPA-RSP	11,773	224
	Ansaldo STS SPA	18,202	221
	De' Longhi SPA	8,878	205
*,2	Infrastrutture Wireless Italiane SPA	38,960	200
	Banca IFIS SPA	6,213	178
	Salvatore Ferragamo SPA	7,614	176
	Intesa Sanpaolo SPA	66,091	174

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Autogrill SPA	19,451	165
*	Credito Valtellinese SC	190,798	149
^	Tod's SPA	2,088	145
*,2	OVS SPA	21,970	144
	MARR SPA	6,935	141
	Societa Cattolica di Assicurazioni SCRL	20,187	141
	Buzzi Unicem SPA	11,877	135
	Industria Macchine Automatiche SPA	2,180	127
	Parmalat SPA	44,356	124
	Reply SPA	863	123
	Salini Impregilo SPA	27,931	122
	Amplifon SPA	11,873	109
	Ei Towers SPA	1,850	109
	Danieli & C Officine Meccaniche SPA RSP	6,539	106
^	Banca Carige SPA	121,503	100
	Italmobiliare SPA	2,286	100
*,^	Saras SPA	53,596	94
	Beni Stabili SpA SIIQ	124,719	93
	Zignago Vetro SPA	13,478	89
	Credito Emiliano SPA	9,851	71
	Societa Iniziative Autostradali e Servizi SPA	6,715	70
2	RAI Way SPA	13,264	67
	Datalogic SPA	3,643	66
	Brunello Cucinelli SPA	3,359	66
	Cementir Holding SPA	10,694	56
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	50
	ASTM SPA	3,541	47
	Danieli & C Officine Meccaniche SPA	1,880	41
*	CIR-Compagnie Industriali Riunite SPA	32,485	41
	Esprinet SPA	4,334	38
*	Geox SPA	10,796	35
	Piaggio & C SPA	14,781	33
*	Rizzoli Corriere Della Sera Mediagroup SPA	48,117	31
*	Fincantieri SPA	74,730	31
*	Safilo Group SPA	3,221	28
^	Trevi Finanziaria Industriale SPA	17,319	28
*	Arnoldo Mondadori Editore SPA	24,213	28
*	Gruppo Editoriale L'Espresso SPA	22,920	25
*	Cofide SPA	48,461	24
	Astaldi SPA	4,791	24
			68,181
Japan (8.1%)
	Toyota Motor Corp.	561,930	28,484
	Mitsubishi UFJ Financial Group Inc.	2,831,748	13,068
	KDDI Corp.	381,200	10,981
	SoftBank Group Corp.	187,892	10,103
	Honda Motor Co. Ltd.	371,541	10,026
	Japan Tobacco Inc.	211,639	8,647
	Sumitomo Mitsui Financial Group Inc.	266,448	8,018
	Takeda Pharmaceutical Co. Ltd.	165,850	7,921
	Mizuho Financial Group Inc.	5,015,407	7,518
	East Japan Railway Co.	79,327	6,979
	Central Japan Railway Co.	38,263	6,703
	NTT DOCOMO Inc.	275,348	6,604
	Seven & i Holdings Co. Ltd.	157,600	6,430
	Canon Inc.	226,800	6,342
	Sony Corp.	258,100	6,252
	FANUC Corp.	39,760	5,873
	Astellas Pharma Inc.	431,800	5,822
	Kao Corp.	104,548	5,783
	Keyence Corp.	9,183	5,504
	Mitsubishi Estate Co. Ltd.	269,729	5,126
	Shin-Etsu Chemical Co. Ltd.	90,298	5,057
	Bridgestone Corp.	136,220	5,014

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Murata Manufacturing Co. Ltd.	38,121	4,971
Mitsubishi Corp.	281,600	4,733
Mitsui Fudosan Co. Ltd.	192,000	4,689
Tokio Marine Holdings Inc.	141,020	4,615
Hitachi Ltd.	980,688	4,494
Nissan Motor Co. Ltd.	502,401	4,458
Mitsubishi Electric Corp.	417,386	4,436
Mitsui & Co. Ltd.	351,100	4,289
Daikin Industries Ltd.	53,879	4,277
Nippon Telegraph & Telephone Corp.	95,000	4,251
Ono Pharmaceutical Co. Ltd.	93,500	4,213
Fuji Heavy Industries Ltd.	125,600	4,124
ITOCHU Corp.	311,000	3,952
Denso Corp.	102,900	3,911
Panasonic Corp.	435,333	3,882
ORIX Corp.	272,960	3,861
Nidec Corp.	48,906	3,584
Nippon Steel & Sumitomo Metal Corp.	167,074	3,476
Daiwa House Industry Co. Ltd.	129,100	3,449
Komatsu Ltd.	198,970	3,417
Kubota Corp.	227,400	3,313
Eisai Co. Ltd.	53,100	3,287
FUJIFILM Holdings Corp.	79,100	3,247
Kyocera Corp.	65,000	3,225
Hoya Corp.	83,300	3,190
Daiichi Sankyo Co. Ltd.	134,500	3,170
Nomura Holdings Inc.	739,300	3,141
Shionogi & Co. Ltd.	59,500	3,037
Nintendo Co. Ltd.	22,308	3,021
Secom Co. Ltd.	39,000	2,997
MS&AD Insurance Group Holdings Inc.	110,838	2,927
Otsuka Holdings Co. Ltd.	74,600	2,908
SMC Corp.	11,800	2,878
Dai-ichi Life Insurance Co. Ltd.	230,200	2,767
Fast Retailing Co. Ltd.	10,300	2,712
Oriental Land Co. Ltd.	38,700	2,687
Toray Industries Inc.	303,000	2,531
Sumitomo Realty & Development Co. Ltd.	85,846	2,496
Olympus Corp.	63,700	2,482
Terumo Corp.	65,200	2,479
Asahi Group Holdings Ltd.	77,500	2,460
West Japan Railway Co.	40,600	2,451
Sumitomo Mitsui Trust Holdings Inc.	796,460	2,448
Ajinomoto Co. Inc.	103,000	2,374
Kirin Holdings Co. Ltd.	163,700	2,361
Daito Trust Construction Co. Ltd.	16,452	2,327
Mitsubishi Heavy Industries Ltd.	646,870	2,299
Shimano Inc.	16,000	2,296
Sumitomo Corp.	216,900	2,293
Tokyo Gas Co. Ltd.	506,000	2,233
Suzuki Motor Corp.	81,281	2,227
Dentsu Inc.	43,049	2,187
MEIJI Holdings Co. Ltd.	27,634	2,130
JX Holdings Inc.	485,307	2,086
Aeon Co. Ltd.	137,400	2,059
Sekisui House Ltd.	117,800	2,045
Rakuten Inc.	187,500	2,038
Recruit Holdings Co. Ltd.	65,570	2,026
Tokyo Electron Ltd.	30,600	2,022
Chubu Electric Power Co. Inc.	152,158	2,004
Daiwa Securities Group Inc.	338,000	1,968
Sumitomo Electric Industries Ltd.	161,900	1,948
* Tokyo Electric Power Co. Holdings Inc.	360,800	1,932
Sompo Japan Nipponkoa Holdings Inc.	73,475	1,929

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Tokyu Corp.	216,000	1,872
	Sysmex Corp.	29,781	1,862
	Kintetsu Group Holdings Co. Ltd.	452,000	1,859
	Asahi Kasei Corp.	271,000	1,854
	Mazda Motor Corp.	118,800	1,810
	Marubeni Corp.	338,128	1,795
	Shiseido Co. Ltd.	78,200	1,739
*	Toshiba Corp.	810,000	1,713
	Nitto Denko Corp.	31,800	1,713
	Aisin Seiki Co. Ltd.	44,000	1,710
	Resona Holdings Inc.	455,406	1,610
	Japan Exchange Group Inc.	107,100	1,595
	Taisei Corp.	232,664	1,588
	Toyota Industries Corp.	36,000	1,562
	Chugai Pharmaceutical Co. Ltd.	45,900	1,547
	Makita Corp.	24,500	1,546
	JFE Holdings Inc.	109,200	1,532
	Hankyu Hanshin Holdings Inc.	232,000	1,471
	Inpex Corp.	184,800	1,469
	Osaka Gas Co. Ltd.	403,000	1,453
	Yamato Holdings Co. Ltd.	71,200	1,436
	Mitsubishi Chemical Holdings Corp.	266,084	1,389
	Kikkoman Corp.	43,500	1,386
	Nitori Holdings Co. Ltd.	14,900	1,386
	TDK Corp.	23,400	1,369
	Ricoh Co. Ltd.	132,800	1,353
	Unicharm Corp.	65,300	1,350
	Isuzu Motors Ltd.	125,220	1,340
	Sumitomo Chemical Co. Ltd.	293,492	1,327
	Obayashi Corp.	135,100	1,324
*	Kansai Electric Power Co. Inc.	149,700	1,318
	NTT Data Corp.	25,100	1,307
	NEC Corp.	533,000	1,297
	Odakyu Electric Railway Co. Ltd.	117,000	1,271
	Keikyu Corp.	139,000	1,258
	Fujitsu Ltd.	359,906	1,258
	Tohoku Electric Power Co. Inc.	97,400	1,245
	Omron Corp.	39,100	1,241
	Japan Post Holdings Co. Ltd.	92,092	1,241
	T&D Holdings Inc.	128,100	1,226
	Yahoo Japan Corp.	271,900	1,216
	Asahi Glass Co. Ltd.	198,000	1,160
*	Concordia Financial Group Ltd.	239,279	1,152
	NGK Insulators Ltd.	55,000	1,130
	Santen Pharmaceutical Co. Ltd.	78,700	1,128
	Sumitomo Metal Mining Co. Ltd.	97,000	1,094
	Electric Power Development Co. Ltd.	36,300	1,094
	Koito Manufacturing Co. Ltd.	25,100	1,087
	LIXIL Group Corp.	51,700	1,083
	Suntory Beverage & Food Ltd.	24,700	1,079
	Ryohin Keikaku Co. Ltd.	4,804	1,070
	Dai Nippon Printing Co. Ltd.	114,000	1,069
	Yakult Honsha Co. Ltd.	21,000	1,041
	Yamaha Corp.	35,800	1,027
	Kajima Corp.	165,000	1,025
	Toyota Tsusho Corp.	44,900	1,016
	Japan Post Bank Co. Ltd.	83,035	1,014
	Nikon Corp.	69,500	1,013
	Shimizu Corp.	113,000	1,013
	Lawson Inc.	12,900	999
	TOTO Ltd.	28,700	973
	M3 Inc.	36,000	971
	Nippon Paint Holdings Co. Ltd.	36,100	948
	Kyushu Electric Power Co. Inc.	93,100	934

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Tobu Railway Co. Ltd.	181,000	928
Kyowa Hakko Kirin Co. Ltd.	52,000	924
Seiko Epson Corp.	56,400	924
Seibu Holdings Inc.	43,278	913
Keio Corp.	103,000	907
Casio Computer Co. Ltd.	47,600	906
Amada Holdings Co. Ltd.	89,150	896
Kuraray Co. Ltd.	70,200	890
Yamaha Motor Co. Ltd.	54,300	889
NH Foods Ltd.	39,000	869
Sekisui Chemical Co. Ltd.	69,000	862
Nagoya Railroad Co. Ltd.	167,000	842
Bandai Namco Holdings Inc.	39,100	832
Nisshin Seifun Group Inc.	50,420	825
Yamada Denki Co. Ltd.	163,560	823
Toppan Printing Co. Ltd.	96,000	821
Aozora Bank Ltd.	228,901	812
Shimadzu Corp.	54,000	808
Rohm Co. Ltd.	18,400	796
NSK Ltd.	91,100	795
Chugoku Electric Power Co. Inc.	61,100	793
Shibusawa Warehouse Co. Ltd.	313,000	793
Isetan Mitsukoshi Holdings Ltd.	74,500	791
Don Quijote Holdings Co. Ltd.	22,200	790
Hirose Electric Co. Ltd.	6,430	778
Kawasaki Heavy Industries Ltd.	277,000	777
Keihan Holdings Co. Ltd.	107,000	776
Konica Minolta Inc.	89,800	775
NGK Spark Plug Co. Ltd.	38,800	774
Shimamura Co. Ltd.	5,700	769
MISUMI Group Inc.	55,700	769
Nissan Chemical Industries Ltd.	28,800	769
JGC Corp.	45,000	767
Taisho Pharmaceutical Holdings Co. Ltd.	9,300	764
Shizuoka Bank Ltd.	103,000	763
Mitsubishi Tanabe Pharma Corp.	42,800	762
ASAHI YUKIZAI Corp.	401,000	757
Keisei Electric Railway Co. Ltd.	55,000	757
Hamamatsu Photonics KK	27,100	753
Mitsubishi Materials Corp.	233,340	740
Alps Electric Co. Ltd.	42,600	736
Trend Micro Inc.	19,300	732
Daicel Corp.	58,500	731
Sohgo Security Services Co. Ltd.	12,900	716
Tokyu Fudosan Holdings Corp.	104,686	712
Yaskawa Electric Corp.	60,563	709
Obic Co. Ltd.	13,400	704
USS Co. Ltd.	44,400	702
Fujikura Kasei Co. Ltd.	155,400	700
Kansai Paint Co. Ltd.	40,000	700
Marui Group Co. Ltd.	45,500	695
Teijin Ltd.	194,000	695
Tosoh Corp.	151,936	694
Chiba Bank Ltd.	137,000	692
Alfresa Holdings Corp.	35,900	691
Hulic Co. Ltd.	69,400	691
Yamazaki Baking Co. Ltd.	29,000	687
Suruga Bank Ltd.	35,300	686
Nomura Research Institute Ltd.	19,530	685
ANA Holdings Inc.	245,000	684
Oji Holdings Corp.	166,000	682
Asics Corp.	34,300	679
Toho Gas Co. Ltd.	98,000	669
IHI Corp.	307,000	666

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Toyo Suisan Kaisha Ltd.	18,600	657
Nissin Foods Holdings Co. Ltd.	14,100	655
Nippon Yusen KK	334,000	654
Hoshizaki Electric Co. Ltd.	7,782	653
Tsuruha Holdings Inc.	6,800	652
Nippon Valqua Industries Ltd.	248,000	649
Rinnai Corp.	7,300	644
Lion Corp.	52,000	640
Nippon Express Co. Ltd.	140,000	639
FamilyMart Co. Ltd.	12,100	639
Hisamitsu Pharmaceutical Co. Inc.	13,400	634
J Front Retailing Co. Ltd.	52,300	628
Toyo Seikan Group Holdings Ltd.	31,600	623
Stanley Electric Co. Ltd.	30,600	622
Nankai Electric Railway Co. Ltd.	116,000	615
Taiheiyo Cement Corp.	232,000	614
Kobe Steel Ltd.	621,000	596
Tokyo Tatemono Co. Ltd.	45,000	594
Konami Holdings Corp.	18,800	593
Kewpie Corp.	22,700	593
Iida Group Holdings Co. Ltd.	31,581	590
Mitsui Chemicals Inc.	177,000	587
Suzuken Co. Ltd.	17,060	585
Sumitomo Heavy Industries Ltd.	139,000	584
Japan Airlines Co. Ltd.	16,200	583
Credit Saison Co. Ltd.	31,500	579
Fukuoka Financial Group Inc.	169,000	578
Pigeon Corp.	21,800	573
Calbee Inc.	14,700	572
TonenGeneral Sekiyu KK	60,000	568
JTEKT Corp.	44,500	567
Kurita Water Industries Ltd.	23,300	560
Sotetsu Holdings Inc.	87,000	559
Minebea Co. Ltd.	68,000	557
Daihatsu Motor Co. Ltd.	41,400	552
Kaneka Corp.	66,000	552
Park24 Co. Ltd.	19,700	552
Brother Industries Ltd.	48,600	551
Sojitz Corp.	275,448	550
Sumitomo Rubber Industries Ltd.	35,800	545
Nabtesco Corp.	24,000	541
Seven Bank Ltd.	127,200	540
Nishi-Nippon Railroad Co. Ltd.	88,000	537
Mabuchi Motor Co. Ltd.	10,700	533
Ezaki Glico Co. Ltd.	10,400	531
Nippo Corp.	32,000	531
Taisei Lamick Co. Ltd.	20,200	528
^ SHO-BOND Holdings Co. Ltd.	12,100	524
Hino Motors Ltd.	54,000	521
Mitsui OSK Lines Ltd.	244,397	519
JSR Corp.	37,800	518
Hokuriku Electric Power Co.	39,500	517
Kose Corp.	5,600	512
Miraca Holdings Inc.	12,000	510
Bank of Kyoto Ltd.	76,000	510
MediPal Holdings Corp.	32,100	508
Kakaku.com Inc.	28,168	507
Fuji Electric Co. Ltd.	119,000	506
Shinsei Bank Ltd.	359,000	503
Nippon Shinyaku Co. Ltd.	11,000	497
Yokogawa Electric Corp.	45,700	491
Toho Co. Ltd. (Tokyo Shares 9602)	19,300	489
Otsuka Corp.	10,200	486
Sundrug Co. Ltd.	6,800	483

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Mitsubishi Motors Corp.	119,900	483
	Asahi Intecc Co. Ltd.	10,000	481
	Sapporo Holdings Ltd.	88,000	475
	Hakuhodo DY Holdings Inc.	41,900	472
	Joyo Bank Ltd.	135,000	470
	Haseko Corp.	51,700	468
	Nippon Electric Glass Co. Ltd.	88,000	466
	THK Co. Ltd.	23,400	465
	CyberAgent Inc.	9,900	464
	Temp Holdings Co. Ltd.	30,200	453
	Takashimaya Co. Ltd.	62,000	453
	Japan Pure Chemical Co. Ltd.	23,906	446
	Sega Sammy Holdings Inc.	40,900	445
	Nomura Real Estate Holdings Inc.	24,300	444
	Disco Corp.	5,200	442
^	Fukuyama Transporting Co. Ltd.	86,000	441
	AEON Financial Service Co. Ltd.	19,700	440
	Century Tokyo Leasing Corp.	12,900	439
	Idemitsu Kosan Co. Ltd.	20,500	438
	Yamaguchi Financial Group Inc.	47,000	437
*	Acom Co. Ltd.	82,800	432
	Sawai Pharmaceutical Co. Ltd.	6,700	432
	Coca-Cola West Co. Ltd.	15,900	431
	Ebara Corp.	94,000	428
	Square Enix Holdings Co. Ltd.	16,600	425
	Hiroshima Bank Ltd.	117,000	424
	Sony Financial Holdings Inc.	34,200	423
	Air Water Inc.	28,000	421
	Ube Industries Ltd.	220,000	418
	Nichirei Corp.	48,000	418
	Daifuku Co. Ltd.	23,100	413
*	Sharp Corp.	303,302	413
^	Japan Airport Terminal Co. Ltd.	11,500	410
	Start Today Co. Ltd.	9,700	408
	DIC Corp.	177,000	407
	Hikari Tsushin Inc.	5,400	404
	Nihon Kohden Corp.	16,200	403
	Shikoku Electric Power Co. Inc.	32,600	402
	IT Holdings Corp.	17,000	402
	Matsumotokiyoshi Holdings Co. Ltd.	8,200	401
	Nifco Inc.	8,401	401
	Nexon Co. Ltd.	26,600	399
	Kaken Pharmaceutical Co. Ltd.	7,300	399
	Kyushu Financial Group Inc.	75,070	394
^	Kawasaki Kisen Kaisha Ltd.	184,000	392
	Toho Co. Ltd. (Tokyo Shares 8142)	17,500	390
	Kobayashi Pharmaceutical Co. Ltd.	4,900	390
	NOK Corp.	23,500	389
	FP Corp.	8,800	389
	Chugoku Bank Ltd.	37,300	386
	Hitachi Metals Ltd.	37,500	381
	Yushiro Chemical Industry Co. Ltd.	33,696	379
	Hachijuni Bank Ltd.	86,000	376
	Nihon M&A Center Inc.	6,500	374
	DeNA Co. Ltd.	22,100	372
^	MonotaRO Co. Ltd.	12,300	369
	Ito En Ltd.	12,100	369
	Gunma Bank Ltd.	93,000	368
	Aeon Mall Co. Ltd.	26,772	368
	Sugi Holdings Co. Ltd.	7,600	367
	Mitsubishi Gas Chemical Co. Inc.	67,000	367
	Duskin Co. Ltd.	20,100	366
	Nippon Shokubai Co. Ltd.	7,000	363
	Toyo Tire & Rubber Co. Ltd.	24,100	360

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hitachi High-Technologies Corp.	13,300	360
	Hitachi Chemical Co. Ltd.	21,300	358
	Hokkaido Electric Power Co. Inc.	39,000	355
	Zenkoku Hosho Co. Ltd.	10,100	355
	Hokuhoku Financial Group Inc.	278,000	350
	Takara Holdings Inc.	41,100	350
^	Kagome Co. Ltd.	16,300	348
	Kamigumi Co. Ltd.	38,000	341
	Shochiku Co. Ltd.	34,000	340
	Hitachi Construction Machinery Co. Ltd.	21,400	340
*	Mitsubishi Paper Mills Ltd.	446,000	340
	Mitsubishi UFJ Lease & Finance Co. Ltd.	77,600	338
	Kyoritsu Maintenance Co. Ltd.	4,436	337
	SBI Holdings Inc.	32,340	335
	Japan Transcity Corp.	102,000	335
	Oracle Corp. Japan	6,200	334
	Denka Co. Ltd.	79,000	333
	Sumitomo Dainippon Pharma Co. Ltd.	25,800	332
	GS Yuasa Corp.	81,000	332
	Benesse Holdings Inc.	11,700	332
	SCREEN Holdings Co. Ltd.	43,000	332
	Mitsubishi Logistics Corp.	24,000	328
	Aoyama Trading Co. Ltd.	8,800	328
	Yokohama Rubber Co. Ltd.	19,500	327
	Tsumura & Co.	12,700	327
	Maruichi Steel Tube Ltd.	11,200	326
	Hakuto Co. Ltd.	38,848	325
	Ulvac Inc.	10,600	325
	Kinden Corp.	27,500	323
	Nippon Kayaku Co. Ltd.	30,000	322
	Sankyo Co. Ltd.	8,500	322
	Kourakuen Holdings Corp.	23,300	322
	Showa Shell Sekiyu KK	30,700	320
	Bic Camera Inc.	32,800	319
	Glory Ltd.	9,700	318
	Advantest Corp.	32,800	311
	Onward Holdings Co. Ltd.	45,000	310
	ADEKA Corp.	22,100	310
	Leopalace21 Corp.	51,600	310
	Nippon Paper Industries Co. Ltd.	16,100	309
	Furukawa Electric Co. Ltd.	126,000	308
	ABC-Mart Inc.	4,700	305
	Rohto Pharmaceutical Co. Ltd.	17,900	305
	Pilot Corp.	7,600	301
	Iyo Bank Ltd.	45,800	301
	UNY Group Holdings Co. Ltd.	41,100	300
^	OSG Corp.	16,100	299
	Miura Co. Ltd.	15,900	298
	Azbil Corp.	11,600	298
	SCSK Corp.	8,200	297
^	Cosmos Pharmaceutical Corp.	1,700	291
	KYORIN Holdings Inc.	14,700	290
	Citizen Holdings Co. Ltd.	51,400	290
	Taiyo Nippon Sanso Corp.	31,100	287
	Dowa Holdings Co. Ltd.	45,000	282
	Nippon Suisan Kaisha Ltd.	50,900	281
	Sumitomo Osaka Cement Co. Ltd.	65,000	280
	COMSYS Holdings Corp.	18,600	280
	Japan Post Insurance Co. Ltd.	12,280	280
	Sanwa Holdings Corp.	36,000	279
	Ushio Inc.	20,400	277
	Resorttrust Inc.	13,400	277
	Iwatani Corp.	47,000	276
	Nishi-Nippon City Bank Ltd.	153,000	276

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Heiwa Corp.	13,100	275
Seino Holdings Co. Ltd.	27,000	274
House Foods Group Inc.	14,300	274
77 Bank Ltd.	78,000	274
K's Holdings Corp.	8,142	274
Autobacs Seven Co. Ltd.	15,800	273
Nisshinbo Holdings Inc.	25,000	272
Pola Orbis Holdings Inc.	3,400	270
Hogy Medical Co. Ltd.	4,800	267
* Itoham Yonekyu Holdings Inc.	34,872	265
Oki Electric Industry Co. Ltd.	189,000	265
Capcom Co. Ltd.	11,300	260
Sangetsu Co. Ltd.	14,500	260
Fujikura Ltd.	53,000	257
GMO Payment Gateway Inc.	4,000	256
NHK Spring Co. Ltd.	28,800	253
Showa Denko KK	243,000	253
Amano Corp.	15,400	252
Izumi Co. Ltd.	6,500	251
Toyobo Co. Ltd.	147,000	250
Ai Holdings Corp.	8,700	249
Tadano Ltd.	26,000	248
NTN Corp.	80,000	248
Sumco Corp.	39,126	248
Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	247
Okumura Corp.	47,000	246
Tokyo Ohka Kogyo Co. Ltd.	8,800	246
Sumitomo Forestry Co. Ltd.	21,200	245
Penta-Ocean Construction Co. Ltd.	54,000	243
Welcia Holdings Co. Ltd.	4,600	243
Relo Holdings Inc.	1,900	243
Juroku Bank Ltd.	82,000	242
Zeon Corp.	34,000	242
Wacoal Holdings Corp.	20,000	241
Awa Bank Ltd.	47,000	239
Horiba Ltd.	6,300	238
Toda Corp.	51,000	238
Topcon Corp.	19,200	236
Central Glass Co. Ltd.	42,000	234
Daishi Bank Ltd.	67,000	232
Nichi-iko Pharmaceutical Co. Ltd.	9,650	229
Coca-Cola East Japan Co. Ltd.	12,500	229
Japan Steel Works Ltd.	59,000	229
H2O Retailing Corp.	13,900	228
Gunze Ltd.	81,000	226
Kyowa Exeo Corp.	20,000	226
Skylark Co. Ltd.	17,700	225
Gurunavi Inc.	9,500	225
COLOPL Inc.	11,300	223
Toyoda Gosei Co. Ltd.	12,100	223
TechnoPro Holdings Inc.	8,000	222
Kumagai Gumi Co. Ltd.	82,000	222
United Arrows Ltd.	5,500	221
Saibu Gas Co. Ltd.	88,000	217
Yaoko Co. Ltd.	4,900	217
Ariake Japan Co. Ltd.	3,900	216
Maeda Corp.	28,000	214
Shiga Bank Ltd.	49,000	213
Valor Holdings Co. Ltd.	8,800	212
Kenedix Inc.	49,600	212
Sagami Chain Co. Ltd.	19,000	212
Nippon Light Metal Holdings Co. Ltd.	119,800	211
Hanwa Co. Ltd.	47,000	210
Ship Healthcare Holdings Inc.	8,500	210

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Megmilk Snow Brand Co. Ltd.	9,000	209
	Zensho Holdings Co. Ltd.	16,400	209
	Nikkon Holdings Co. Ltd.	11,200	208
	Ibiden Co. Ltd.	16,500	208
	Rengo Co. Ltd.	38,000	207
	Tokai Tokyo Financial Holdings Inc.	39,900	207
	Hazama Ando Corp.	42,100	205
	Sankyu Inc.	44,000	204
	Arcs Co. Ltd.	8,700	204
	Tokushu Tokai Paper Co. Ltd.	64,000	204
	Toho Holdings Co. Ltd.	8,800	204
	Adastria Co. Ltd.	6,140	203
	Aica Kogyo Co. Ltd.	9,100	203
	Tsubakimoto Chain Co.	31,000	202
	Kokuyo Co. Ltd.	15,400	202
	TS Tech Co. Ltd.	8,800	201
	Nippon Chemiphar Co. Ltd.	45,682	201
	Maeda Road Construction Co. Ltd.	11,000	200
	Taiyo Yuden Co. Ltd.	20,000	200
	Ain Holdings Inc.	4,100	199
	Daiken Corp.	70,000	199
	DMG Mori Co. Ltd.	17,700	199
	Fuji Machine Manufacturing Co. Ltd.	19,300	198
	Takasago Thermal Engineering Co. Ltd.	15,900	198
	NEC Capital Solutions Ltd.	14,200	198
	Daido Steel Co. Ltd.	58,000	196
^	GungHo Online Entertainment Inc.	74,800	196
	Hokkoku Bank Ltd.	69,000	195
	OKUMA Corp.	25,000	195
	Rock Field Co. Ltd.	13,000	195
	Ogaki Kyoritsu Bank Ltd.	63,000	194
	Nippon Gas Co. Ltd.	8,300	193
	Kiyo Bank Ltd.	16,007	192
	Yoshinoya Holdings Co. Ltd.	15,000	191
	Mitsubishi Pencil Co. Ltd.	4,000	191
	Nisshin Steel Co. Ltd.	14,200	190
	Hitachi Capital Corp.	8,900	190
	Chiyoda Corp.	25,000	190
	Totetsu Kogyo Co. Ltd.	6,500	189
	Shimachu Co. Ltd.	8,100	189
	Nichias Corp.	29,000	188
	Meitec Corp.	5,400	187
	Nippon Flour Mills Co. Ltd.	24,000	185
	Takara Standard Co. Ltd.	21,000	185
	Tokai Rika Co. Ltd.	10,000	185
	Nipro Corp.	18,800	183
	Toyota Boshoku Corp.	9,800	182
	Morinaga & Co. Ltd.	38,000	182
	Kanamoto Co. Ltd.	7,000	180
	Meidensha Corp.	43,000	180
	Keiyo Bank Ltd.	49,000	179
*,^	euglena Co. Ltd.	12,700	178
	Morinaga Milk Industry Co. Ltd.	34,000	178
	Cocokara fine Inc.	4,000	178
	Calsonic Kansei Corp.	26,000	178
	ASKUL Corp.	4,500	177
^	Sanrio Co. Ltd.	8,992	177
	Daikyonishikawa Corp.	12,800	176
	Maruha Nichiro Corp.	7,900	176
	Musashino Bank Ltd.	7,000	176
	San-A Co. Ltd.	3,800	175
	Nishimatsu Construction Co. Ltd.	40,000	175
	HI-LEX Corp.	6,700	173
	Hitachi Zosen Corp.	34,000	173

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nippon Television Holdings Inc.	10,600	171
^	Okamoto Industries Inc.	23,000	169
	Koei Tecmo Holdings Co. Ltd.	10,800	168
	Canon Marketing Japan Inc.	9,300	167
	MOS Food Services Inc.	6,200	165
	Kandenko Co. Ltd.	23,000	164
	NTT Urban Development Corp.	17,400	163
	Nippon Steel & Sumikin Bussan Corp.	46,000	163
*	Orient Corp.	81,100	162
	Nagase & Co. Ltd.	14,600	162
	Shinko Plantech Co. Ltd.	21,200	161
	San-In Godo Bank Ltd.	25,000	161
*,^	Aiful Corp.	46,300	159
	Pronexus Inc.	15,700	159
	Itochu Techno-Solutions Corp.	8,100	159
	GMO Internet Inc.	13,500	159
	Toagosei Co. Ltd.	17,500	158
	Mitsui Mining & Smelting Co. Ltd.	84,000	158
	Kato Sangyo Co. Ltd.	6,400	157
	Nisshin Oillio Group Ltd.	37,000	157
	Sakata Seed Corp.	6,200	157
	Unipres Corp.	8,900	157
	PanaHome Corp.	20,000	156
	Fujitsu General Ltd.	9,000	156
	Fuyo General Lease Co. Ltd.	3,700	155
	Sumitomo Mitsui Construction Co. Ltd.	179,100	155
	Senshu Ikeda Holdings Inc.	41,100	155
	Sanyo Special Steel Co. Ltd.	34,000	155
	Nihon Unisys Ltd.	12,600	154
	Tokyo Dome Corp.	36,000	153
	Lintec Corp.	8,000	153
	Kyudenko Corp.	6,000	152
	Anritsu Corp.	25,500	152
	Chiyoda Co. Ltd.	5,800	150
	Jafco Co. Ltd.	5,400	149
	Zojirushi Corp.	10,000	149
	United Super Markets Holdings Inc.	16,160	149
	Token Corp.	1,900	149
	FCC Co. Ltd.	8,900	149
	Hioki EE Corp.	7,000	149
	Yamato Kogyo Co. Ltd.	6,300	148
	Senko Co. Ltd.	23,000	147
	Fuji Kyuko Co. Ltd.	11,000	147
	Japan Aviation Electronics Industry Ltd.	11,000	147
^	EDION Corp.	18,100	146
	Bank of Nagoya Ltd.	44,000	146
	Matsuya Foods Co. Ltd.	5,600	145
	Hokuto Corp.	7,400	144
	Noritz Corp.	8,600	144
	HIS Co. Ltd.	5,800	143
	SMS Co. Ltd.	7,700	143
	Fukuda Corp.	13,000	142
	NOF Corp.	18,000	142
	Hyakujushi Bank Ltd.	49,000	142
	Japan Securities Finance Co. Ltd.	36,300	141
	Itochu-Shokuhin Co. Ltd.	3,700	141
	Mochida Pharmaceutical Co. Ltd.	1,871	139
	Seiko Holdings Corp.	37,000	139
^	Daio Paper Corp.	14,000	138
	Hiday Hidaka Corp.	5,832	138
	Earth Chemical Co. Ltd.	3,300	137
	Takeuchi Manufacturing Co. Ltd.	9,200	137
	Yuasa Trading Co. Ltd.	6,100	137
	Nippon Signal Company Ltd.	16,400	137

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nanto Bank Ltd.	48,000	136
	Yodogawa Steel Works Ltd.	6,000	135
	Amuse Inc.	6,600	135
	Nippon Seiki Co. Ltd.	7,000	135
	Kuroda Electric Co. Ltd.	8,700	134
	North Pacific Bank Ltd.	52,400	133
	Fuji Oil Holdings Inc.	7,100	132
	Okasan Securities Group Inc.	25,000	132
	Toyo Ink SC Holdings Co. Ltd.	33,000	131
	Japan Pulp & Paper Co. Ltd.	44,000	130
	Japan Petroleum Exploration Co. Ltd.	5,600	130
	Eagle Industry Co. Ltd.	9,900	130
*	Nippon Sheet Glass Co. Ltd.	165,742	129
	Takuma Co. Ltd.	15,000	129
	Tokyo TY Financial Group Inc.	5,049	128
	Sumitomo Bakelite Co. Ltd.	31,000	128
	Kohnan Shoji Co. Ltd.	7,500	128
	Royal Holdings Co. Ltd.	6,700	128
	ST Corp.	12,600	128
	Kisoji Co. Ltd.	6,000	128
	Futaba Corp.	8,400	128
	Nihon Parkerizing Co. Ltd.	14,400	127
	Kusuri No Aoki Co. Ltd.	2,400	126
	Paramount Bed Holdings Co. Ltd.	3,400	126
	Tokyo Steel Manufacturing Co. Ltd.	20,500	126
	Hokuetsu Kishu Paper Co. Ltd.	19,900	126
	Asahi Diamond Industrial Co. Ltd.	12,600	126
	Nippon Soda Co. Ltd.	24,000	125
	Taikisha Ltd.	5,400	123
	Chofu Seisakusho Co. Ltd.	5,300	123
	Next Co. Ltd.	10,800	121
	Dexerials Corp.	14,800	120
	Sekisui Jushi Corp.	8,600	119
	Inaba Denki Sangyo Co. Ltd.	3,800	119
	Maruzen Showa Unyu Co. Ltd.	32,000	119
^	NIFTY Corp.	12,000	119
	Senshukai Co. Ltd.	17,000	117
	Elematec Corp.	6,800	116
^	Wacom Co. Ltd.	28,000	116
	Taiyo Holdings Co. Ltd.	3,500	116
^	COOKPAD Inc.	8,100	116
	Benefit One Inc.	5,100	116
	Japan Display Inc.	60,300	115
	Fukui Bank Ltd.	60,000	115
	Nagaileben Co. Ltd.	5,600	114
	Colowide Co. Ltd.	7,000	114
	Sankyo Tateyama Inc.	8,200	113
	Sato Holdings Corp.	5,500	113
	Nagatanien Holdings Co. Ltd.	11,000	113
^	Pasona Group Inc.	18,500	113
	Marudai Food Co. Ltd.	27,000	113
	Starts Corp. Inc.	5,400	112
	Takara Leben Co. Ltd.	17,600	112
	Onoken Co. Ltd.	10,500	112
	Kissei Pharmaceutical Co. Ltd.	4,848	112
	Sanyo Electric Railway Co. Ltd.	23,907	111
	Financial Products Group Co. Ltd.	9,300	111
	Nomura Co. Ltd.	6,600	110
*	Pioneer Corp.	41,100	110
	Katakura Industries Co. Ltd.	10,200	110
	Ehime Bank Ltd.	53,000	110
	Fujitec Co. Ltd.	11,100	110
	Life Corp.	4,100	110
	Asatsu-DK Inc.	4,400	109

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Keihin Corp.	7,500	109
	Topre Corp.	5,500	108
	Cosmo Energy Holdings Co. Ltd.	8,500	108
	Aeon Delight Co. Ltd.	3,900	108
	Chukyo Bank Ltd.	52,000	107
	Nichiden Corp.	4,000	107
	Morita Holdings Corp.	9,000	107
	Key Coffee Inc.	6,300	107
	VT Holdings Co. Ltd.	21,100	107
	Open House Co. Ltd.	5,000	106
	Dip Corp.	4,500	106
	Internet Initiative Japan Inc.	5,400	106
	Fuji Seal International Inc.	3,100	105
	Saizeriya Co. Ltd.	5,900	105
	Kinugawa Rubber Industrial Co. Ltd.	15,000	104
	Nissin Electric Co. Ltd.	9,000	103
	Siix Corp.	3,500	103
	Hyakugo Bank Ltd.	28,000	103
	Matsui Securities Co. Ltd.	11,900	103
	AOKI Holdings Inc.	8,800	102
	Monex Group Inc.	39,500	102
	SKY Perfect JSAT Holdings Inc.	19,100	102
	Kasai Kogyo Co. Ltd.	10,600	102
	Tokyo Seimitsu Co. Ltd.	4,900	102
	Menicon Co. Ltd.	3,100	101
	Toei Co. Ltd.	13,000	101
	ESPEC Corp.	7,500	100
	Descente Ltd.	7,200	100
	Hokkaido Gas Co. Ltd.	39,000	100
	Mitsubishi Kakoki Kaisha Ltd.	51,000	99
	Nippon Parking Development Co. Ltd.	89,000	99
	Zenrin Co. Ltd.	4,600	98
*	Toshiba TEC Corp.	26,000	98
	Nissan Shatai Co. Ltd.	10,000	98
	Tokyu Construction Co. Ltd.	11,900	98
	Sankyo Seiko Co. Ltd.	28,400	97
*,^	Nippon Sharyo Ltd.	40,000	97
	Seiren Co. Ltd.	9,400	97
	Milbon Co. Ltd.	2,200	96
	J Trust Co. Ltd.	12,700	96
	Sanken Electric Co. Ltd.	29,000	96
	Dydo Drinco Inc.	1,900	96
	Aida Engineering Ltd.	10,500	96
	Topy Industries Ltd.	50,000	96
^	Nippon Ceramic Co. Ltd.	5,300	95
	Tosho Co. Ltd.	2,600	95
	Fukushima Industries Corp.	4,300	95
	Mizuno Corp.	20,000	95
	Kadokawa Dwango Corp.	6,636	94
	Kita-Nippon Bank Ltd.	3,700	94
	Ryosan Co. Ltd.	3,900	93
	Nikkiso Co. Ltd.	12,100	93
	Toho Bank Ltd.	28,000	93
	Osaki Electric Co. Ltd.	13,000	93
	Foster Electric Co. Ltd.	4,400	92
	Trusco Nakayama Corp.	2,300	91
	Sintokogio Ltd.	10,800	91
	Noevir Holdings Co. Ltd.	3,200	91
	Hosiden Corp.	14,400	91
	Heiwado Co. Ltd.	4,400	90
	Matsuda Sangyo Co. Ltd.	8,300	90
	Kyoei Steel Ltd.	5,800	90
	IBJ Leasing Co. Ltd.	5,200	90
	Optex Co. Ltd.	2,800	89

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nitto Kohki Co. Ltd.	4,500	89
	METAWATER Co. Ltd.	3,200	89
	Fuji Media Holdings Inc.	7,800	88
	Doshisha Co. Ltd.	4,700	88
	Konishi Co. Ltd.	7,000	88
	Obara Group Inc.	2,400	88
*	Outsourcing Inc.	2,700	88
	Accordia Golf Co. Ltd.	9,200	87
	Inageya Co. Ltd.	6,647	87
	Kanto Denka Kogyo Co. Ltd.	12,000	87
	Yonex Co. Ltd.	2,100	86
	Tokyo Rope Manufacturing Co. Ltd.	63,000	86
	TOKAI Holdings Corp.	15,400	86
	Alpine Electronics Inc.	7,000	86
	Axial Retailing Inc.	2,699	86
	Mandom Corp.	1,900	86
	Aomori Bank Ltd.	28,000	86
	Fujicco Co. Ltd.	4,000	85
	Pack Corp.	3,600	85
	NSD Co. Ltd.	5,390	85
	Furukawa Co. Ltd.	58,000	84
	Hitachi Kokusai Electric Inc.	8,000	84
^	Kyokuyo Co. Ltd.	35,000	84
	KYB Corp.	25,000	84
	Komori Corp.	7,100	83
	Osaka Soda Co. Ltd.	22,000	83
	Daiseki Co. Ltd.	4,500	83
	Okamura Corp.	9,000	83
	Komeri Co. Ltd.	3,300	83
	Mie Kotsu Group Holdings Inc.	15,900	83
	Kura Corp.	1,900	82
	TKC Corp.	3,000	82
	Jeol Ltd.	18,000	81
	UACJ Corp.	40,000	81
	NET One Systems Co. Ltd.	15,600	81
	Atom Corp.	13,249	81
*	Funai Soken Holdings Inc.	5,300	80
	Toridoll.corp	4,600	80
	Neturen Co. Ltd.	11,600	80
	Toyo Corp.	7,800	80
	Seikagaku Corp.	5,200	79
	DCM Holdings Co. Ltd.	10,500	79
	kabu.com Securities Co. Ltd.	24,800	79
	Create SD Holdings Co. Ltd.	3,300	79
	NEC Networks & System Integration Corp.	5,100	79
	Hitachi Transport System Ltd.	4,700	79
	Advan Co. Ltd.	8,200	79
	Tokyo Electron Device Ltd.	5,800	79
	Tomy Co. Ltd.	11,100	78
	Right On Co. Ltd.	5,800	78
	TPR Co. Ltd.	3,100	78
	Makino Milling Machine Co. Ltd.	13,000	78
*	Fujiya Co. Ltd.	43,000	78
	Ricoh Leasing Co. Ltd.	2,700	78
	Nippon Densetsu Kogyo Co. Ltd.	4,000	78
	Futaba Industrial Co. Ltd.	16,800	78
	Giken Ltd.	4,400	78
	Ichiyoshi Securities Co. Ltd.	9,400	78
	Nishimatsuya Chain Co. Ltd.	6,800	77
	Anicom Holdings Inc.	3,300	77
	Ines Corp.	7,400	77
	San-Ai Oil Co. Ltd.	11,000	77
	Create Restaurants Holdings Inc.	8,400	77
^	Tekken Corp.	31,000	77

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Kumiai Chemical Industry Co. Ltd.	9,000	77
Aichi Steel Corp.	18,000	76
Nissin Kogyo Co. Ltd.	5,500	76
Kotobuki Spirits Co. Ltd.	3,900	76
Ichibanya Co. Ltd.	1,200	76
Qol Co. Ltd.	5,400	76
Fuji Co. Ltd.	3,400	76
Ihara Chemical Industry Co. Ltd.	5,900	76
Bank of Iwate Ltd.	2,000	76
Yushin Precision Equipment Co. Ltd.	4,400	75
Toyo Kanetsu KK	36,000	75
Jaccs Co. Ltd.	19,000	75
Takaoka Toko Co. Ltd.	4,800	75
Exedy Corp.	3,200	75
*,^ Tokuyama Corp.	47,000	74
Daidoh Ltd.	16,900	74
Yamanashi Chuo Bank Ltd.	20,000	74
Elecom Co. Ltd.	4,400	74
ZERIA Pharmaceutical Co. Ltd.	5,900	74
Ci:z Holdings Co. Ltd.	3,600	73
Japan Digital Laboratory Co. Ltd.	5,400	73
Dunlop Sports Co. Ltd.	8,000	73
Sakai Moving Service Co. Ltd.	3,000	73
Toppan Forms Co. Ltd.	6,600	73
As One Corp.	2,000	72
Prima Meat Packers Ltd.	26,000	72
Tosei Corp.	10,200	71
Trancom Co. Ltd.	1,200	71
Sanshin Electronics Co. Ltd.	8,600	71
Hibiya Engineering Ltd.	5,100	71
Nachi-Fujikoshi Corp.	22,000	71
FIDEA Holdings Co. Ltd.	44,900	71
Kameda Seika Co. Ltd.	1,749	70
^ Jin Co. Ltd.	1,900	70
Nohmi Bosai Ltd.	5,000	70
Plenus Co. Ltd.	3,800	70
Bank of Okinawa Ltd.	2,100	69
Yamagata Bank Ltd.	19,000	69
Mani Inc.	4,200	69
Bank of Saga Ltd.	34,000	69
Tokyo Broadcasting System Holdings Inc.	5,000	69
Riso Kagaku Corp.	4,400	69
Shinmaywa Industries Ltd.	10,000	69
Ashikaga Holdings Co. Ltd.	23,200	68
Kanematsu Corp.	45,000	68
Kamei Corp.	7,500	68
PALTAC Corp.	3,800	67
Bunka Shutter Co. Ltd.	8,000	67
Warabeya Nichiyo Co. Ltd.	3,600	67
TSI Holdings Co. Ltd.	10,500	67
Nissha Printing Co. Ltd.	4,200	67
Kurabo Industries Ltd.	38,000	67
Sakata INX Corp.	5,900	67
TOC Co. Ltd.	8,400	67
Macnica Fuji Electronics Holdings Inc.	6,000	66
Yamazen Corp.	8,500	66
Kansai Urban Banking Corp.	7,000	66
NS Solutions Corp.	3,800	66
Mitsuba Corp.	4,600	66
UKC Holdings Corp.	3,700	66
Joyful Honda Co. Ltd.	2,894	65
Marusan Securities Co. Ltd.	7,200	65
Kureha Corp.	19,000	65
Okinawa Electric Power Co. Inc.	2,550	65

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Daiwabo Holdings Co. Ltd.	33,000	65
*	Istyle Inc.	8,900	65
	Kobe Bussan Co. Ltd.	3,000	65
	Daihen Corp.	13,000	65
	ASKA Pharmaceutical Co. Ltd.	5,100	65
	Tsukui Corp.	5,300	64
	Eiken Chemical Co. Ltd.	3,500	64
	Max Co. Ltd.	6,000	64
	BML Inc.	1,500	64
	EPS Holdings Inc.	5,100	64
	Daibiru Corp.	7,300	64
	Sanki Engineering Co. Ltd.	8,000	63
	Toyo Construction Co. Ltd.	14,700	63
	Yondoshi Holdings Inc.	2,600	63
	Japan Wool Textile Co. Ltd.	9,000	63
	Tsugami Corp.	15,000	63
	Showa Corp.	7,200	63
	Showa Sangyo Co. Ltd.	14,000	62
	Sanyo Shokai Ltd.	26,000	62
	Mirait Holdings Corp.	7,100	62
	Canon Electronics Inc.	4,300	62
	Yorozu Corp.	3,100	62
	Sodick Co. Ltd.	8,000	62
^	Marvelous Inc.	7,600	62
	Vital KSK Holdings Inc.	7,200	61
	Bank of the Ryukyus Ltd.	5,300	61
	Sakai Chemical Industry Co. Ltd.	22,000	61
	Toyo Engineering Corp.	22,000	60
^	Gulliver International Co. Ltd.	6,100	60
	Sumitomo Warehouse Co. Ltd.	12,000	60
	Belluna Co. Ltd.	11,900	60
	Itochu Enex Co. Ltd.	7,300	60
	St. Marc Holdings Co. Ltd.	2,200	60
	OSJB Holdings Corp.	25,600	59
	Mitsubishi Shokuhin Co. Ltd.	2,300	59
	Raito Kogyo Co. Ltd.	5,600	59
	Unizo Holdings Co. Ltd.	1,400	59
	Shima Seiki Manufacturing Ltd.	3,600	59
	Chudenko Corp.	3,000	59
	Nitto Boseki Co. Ltd.	19,000	59
	JVC Kenwood Corp.	23,600	59
	Aisan Industry Co. Ltd.	7,900	58
	OBIC Business Consultants Co. Ltd.	1,400	58
	Ringer Hut Co. Ltd.	2,800	58
	Transcosmos Inc.	2,200	58
	Shikoku Chemicals Corp.	7,000	58
	Nichiha Corp.	3,800	58
	Asahi Holdings Inc.	4,300	58
	Piolax Inc.	1,100	58
	Gree Inc.	10,300	58
	Taihei Dengyo Kaisha Ltd.	7,000	58
	Eizo Corp.	2,300	57
	Shizuoka Gas Co. Ltd.	8,400	57
	Chugoku Marine Paints Ltd.	8,000	57
*	Unitika Ltd.	115,000	57
	Shikoku Bank Ltd.	29,000	56
	Fujita Kanko Inc.	13,000	56
	Nitta Corp.	2,300	56
	Inabata & Co. Ltd.	5,700	56
^	Keiyo Co. Ltd.	11,400	55
^	OSAKA Titanium Technologies Co. Ltd.	4,100	55
	Mitsuboshi Belting Ltd.	7,000	55
	Iseki & Co. Ltd.	26,000	55
	Union Tool Co.	2,000	55

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Tokai Carbon Co. Ltd.	21,000	55
	Hitachi Koki Co. Ltd.	8,100	55
	Fancl Corp.	4,100	55
	Aichi Bank Ltd.	1,200	55
	Nihon Trim Co. Ltd.	800	55
	Ryobi Ltd.	15,000	54
*	KNT-CT Holdings Co. Ltd.	37,000	54
	Nippon Thompson Co. Ltd.	15,000	54
	Mitsui Sugar Co. Ltd.	12,000	54
	Sanyo Chemical Industries Ltd.	7,000	54
	Tocalo Co. Ltd.	3,000	54
	Tochigi Bank Ltd.	14,000	54
	Nissin Corp.	19,000	54
	Goldwin Inc.	1,400	54
	Nitto Kogyo Corp.	3,400	54
	Chiba Kogyo Bank Ltd.	12,200	54
	T-Gaia Corp.	4,400	53
	Akita Bank Ltd.	20,000	53
	Hokuetsu Bank Ltd.	31,000	53
	TV Asahi Holdings Corp.	3,200	53
	Sanden Holdings Corp.	18,000	53
	Toa Corp. (Tokyo Shares 1885)	24,000	53
	Doutor Nichires Holdings Co. Ltd.	3,000	53
	Kintetsu World Express Inc.	4,000	52
	Sogo Medical Co. Ltd.	1,800	52
	Yomiuri Land Co. Ltd.	11,000	52
	Tv Tokyo Holdings Corp.	3,000	52
	Chiyoda Integre Co. Ltd.	2,600	52
	JCR Pharmaceuticals Co. Ltd.	2,200	52
	Belc Co. Ltd.	1,300	52
	Star Micronics Co. Ltd.	4,500	52
	J-Oil Mills Inc.	16,000	52
	Clarion Co. Ltd.	17,000	52
	Ryoyo Electro Corp.	4,300	51
	DTS Corp.	2,600	51
	Daiho Corp.	12,000	51
	Oyo Corp.	4,800	51
	Miyazaki Bank Ltd.	20,000	51
	Sumitomo Riko Co. Ltd.	5,900	51
	Towa Pharmaceutical Co. Ltd.	1,100	51
	Mars Engineering Corp.	2,800	50
	Fujimi Inc.	3,800	50
	Yurtec Corp.	7,000	50
	Tokyotokeiba Co. Ltd.	25,000	50
	Kitagawa Iron Works Co. Ltd.	28,000	50
	Mitani Corp.	1,731	50
	Itoki Corp.	7,900	50
	Musashi Seimitsu Industry Co. Ltd.	2,600	50
	Hitachi Maxell Ltd.	3,300	50
	Eighteenth Bank Ltd.	21,000	50
	Nichicon Corp.	7,300	49
	Toa Corp. (Tokyo Shares 6809)	4,900	49
	Takasago International Corp.	2,200	49
	SMK Corp.	12,000	49
	Takiron Co. Ltd.	10,000	49
	Tokai Corp.	1,700	49
	Justsystems Corp.	6,000	49
^	Toho Titanium Co. Ltd.	7,300	49
*	Mitsumi Electric Co. Ltd.	9,900	48
	Heiwa Real Estate Co. Ltd.	3,800	47
	Shindengen Electric Manufacturing Co. Ltd.	13,000	47
	Fujimori Kogyo Co. Ltd.	2,000	46
	Aiphone Co. Ltd.	2,900	46
	Noritake Co. Ltd.	21,000	46

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Tosho Printing Co. Ltd.	9,000	46
	Shinwa Co. Ltd.	3,600	46
	Yokohama Reito Co. Ltd.	4,700	46
	Oita Bank Ltd.	15,000	46
	Tamura Corp.	17,000	46
	Yahagi Construction Co. Ltd.	6,400	46
	Avex Group Holdings Inc.	3,600	45
	Maeda Kosen Co. Ltd.	4,300	45
^	Zuiko Corp.	1,100	45
	Koa Corp.	6,400	45
	Tokyo Energy & Systems Inc.	6,000	45
	Teikoku Sen-I Co. Ltd.	3,200	45
*,^	Pacific Metals Co. Ltd.	14,000	45
	Oiles Corp.	2,760	45
	TOMONY Holdings Inc.	15,700	45
	Xebio Holdings Co. Ltd.	2,800	45
	Geo Holdings Corp.	2,700	45
	Toshiba Plant Systems & Services Corp.	3,600	45
	Iino Kaiun Kaisha Ltd.	11,400	44
	Sanyo Denki Co. Ltd.	9,000	44
	Michinoku Bank Ltd.	27,000	44
	Modec Inc.	2,900	44
	Tachi-S Co. Ltd.	3,200	44
	Pal Co. Ltd.	1,800	44
	C Uyemura & Co. Ltd.	1,000	43
	Fujibo Holdings Inc.	22,000	43
	Maruwa Co. Ltd.	1,500	43
^	Nippon Carbon Co. Ltd.	21,000	42
	Juki Corp.	4,800	42
	Kato Works Co. Ltd.	11,000	42
*	Ishihara Sangyo Kaisha Ltd.	61,000	42
	Nippon Koei Co. Ltd.	13,000	42
	Sumitomo Densetsu Co. Ltd.	3,400	42
	Tsukishima Kikai Co. Ltd.	5,000	42
	Minato Bank Ltd.	29,000	42
	Tonami Holdings Co. Ltd.	16,000	41
	Meisei Industrial Co. Ltd.	9,000	41
^	WATAMI Co. Ltd.	4,300	41
	Toho Zinc Co. Ltd.	15,000	41
*,^	Laox Co. Ltd.	39,000	40
	Matsuya Co. Ltd.	5,100	40
	Tsurumi Manufacturing Co. Ltd.	3,000	40
	CKD Corp.	4,900	40
	Kitz Corp.	9,800	40
	JSP Corp.	2,300	40
	Enplas Corp.	1,400	40
	Nishio Rent All Co. Ltd.	1,500	39
	F@N Communications Inc.	5,600	39
	Wowow Inc.	1,800	39
	Fudo Tetra Corp.	31,300	38
	Sac's Bar Holdings Inc.	3,000	38
	Shibuya Corp.	3,200	38
	Namura Shipbuilding Co. Ltd.	5,100	38
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	37
	Goldcrest Co. Ltd.	2,600	37
	Sinfonia Technology Co. Ltd.	28,000	37
	YAMABIKO Corp.	5,200	37
	Daido Metal Co. Ltd.	5,000	37
	Shinko Electric Industries Co. Ltd.	6,600	37
	Okabe Co. Ltd.	4,900	36
	Nippon Synthetic Chemical Industry Co. Ltd.	6,000	36
	Yokogawa Bridge Holdings Corp.	4,000	36
	Riken Corp.	11,000	36
	Torii Pharmaceutical Co. Ltd.	1,500	35

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Round One Corp.	5,900	35
	Bando Chemical Industries Ltd.	7,000	34
	Jimoto Holdings Inc.	25,700	34
	Relia Inc.	3,300	34
	Fuji Soft Inc.	1,500	34
	Daikyo Inc.	21,000	34
	Kitano Construction Corp.	14,000	34
^	S Foods Inc.	1,400	33
	Sun Frontier Fudousan Co. Ltd.	3,600	33
	Konoike Transport Co. Ltd.	2,800	33
	Gecoss Corp.	3,200	33
	Kappa Create Co. Ltd.	2,800	32
	Hamakyorex Co. Ltd.	1,800	32
	Mitsui-Soko Holdings Co. Ltd.	12,000	32
	Sumitomo Real Estate Sales Co. Ltd.	1,600	32
	Toyo Tanso Co. Ltd.	2,500	32
	Kobelco Eco-Solutions Co. Ltd.	8,000	32
	Pacific Industrial Co. Ltd.	3,300	32
	Roland DG Corp.	1,600	32
	Broadleaf Co. Ltd.	3,200	32
*	SWCC Showa Holdings Co. Ltd.	52,000	32
^	Nihon Nohyaku Co. Ltd.	6,000	31
	Kyokuto Securities Co. Ltd.	2,700	31
	Denki Kogyo Co. Ltd.	7,000	31
	Mito Securities Co. Ltd.	12,000	31
	Tamron Co. Ltd.	1,900	31
	Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	30
	Nippon Denko Co. Ltd.	18,500	30
^	Japan Cash Machine Co. Ltd.	3,600	29
	Arcland Sakamoto Co. Ltd.	2,800	29
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	29
	Sumitomo Seika Chemicals Co. Ltd.	6,000	29
	Furuno Electric Co. Ltd.	5,100	29
	Showa Aircraft Industry Co. Ltd.	3,000	29
	Daisan Bank Ltd.	20,000	28
^	Jamco Corp.	1,100	28
	Wakita & Co. Ltd.	4,000	28
*,^	Akebono Brake Industry Co. Ltd.	10,700	28
	Toshiba Machine Co. Ltd.	9,000	27
	Yellow Hat Ltd.	1,300	27
	Takamatsu Construction Group Co. Ltd.	1,200	26
	Megachips Corp.	2,500	26
	Nippon Chemi-Con Corp.	19,000	25
	AOI Electronics Co. Ltd.	1,300	25
*	Nippon Yakin Kogyo Co. Ltd.	19,500	25
	Happinet Corp.	3,000	25
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,000	25
	Towa Bank Ltd.	30,000	25
^	Nichii Gakkan Co.	3,200	24
	Press Kogyo Co. Ltd.	7,000	24
	Joshin Denki Co. Ltd.	3,000	24
	Starzen Co. Ltd.	800	23
*	KLab Inc.	4,300	23
	Ateam Inc.	1,600	23
	Ohsho Food Service Corp.	700	22
	Future Corp.	3,200	22
	Mitsui High-Tec Inc.	3,500	21
	Okuwa Co. Ltd.	2,000	21
*	Janome Sewing Machine Co. Ltd.	3,800	21
^	Japan Drilling Co. Ltd.	900	20
	Chugai Ro Co. Ltd.	11,000	20
^	Nissei ASB Machine Co. Ltd.	1,000	19
	Chuetsu Pulp & Paper Co. Ltd.	10,000	18
	Tabuchi Electric Co. Ltd.	4,200	18

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Funai Electric Co. Ltd.	2,000	17
	ValueCommerce Co. Ltd.	5,000	16
	Zuken Inc.	1,600	16
	NS United Kaiun Kaisha Ltd.	11,000	15
*,^	Takata Corp.	3,700	14
	Aderans Co. Ltd.	2,000	10
	Honeys Co. Ltd.	60	1
	Toko Inc.		—
			666,281
Malaysia (0.4%)
	Public Bank Bhd. (Local)	622,271	2,977
	Tenaga Nasional Bhd.	696,050	2,557
	Malayan Banking Bhd.	1,025,876	2,342
	CIMB Group Holdings Bhd.	1,133,927	1,353
	Sime Darby Bhd.	657,200	1,293
	Axiata Group Bhd.	840,766	1,214
	Genting Bhd.	441,100	997
	Petronas Chemicals Group Bhd.	565,489	971
	IHH Healthcare Bhd.	557,900	935
	IOI Corp. Bhd.	728,740	823
	DiGi.Com Bhd.	720,400	811
	Petronas Gas Bhd.	130,400	733
	Maxis Bhd.	477,300	683
	MISC Bhd.	293,956	635
	Kuala Lumpur Kepong Bhd.	103,500	633
	AMMB Holdings Bhd.	505,500	585
	IJM Corp. Bhd.	660,020	583
	Genting Malaysia Bhd.	503,300	575
	Gamuda Bhd.	443,400	539
	PPB Group Bhd.	99,400	411
	SapuraKencana Petroleum Bhd.	928,195	391
	Petronas Dagangan Bhd.	59,300	362
	Telekom Malaysia Bhd.	203,700	347
	Hong Leong Bank Bhd.	99,800	344
	Dialog Group Bhd.	837,748	340
	YTL Corp. Bhd.	832,266	332
	British American Tobacco Malaysia Bhd.	27,200	319
2	Astro Malaysia Holdings Bhd.	429,987	304
	Sunway REIT	684,100	284
	Malaysia Airports Holdings Bhd.	164,600	282
	IOI Properties Group Bhd.	447,897	277
	HAP Seng Consolidated Bhd.	137,400	269
	KPJ Healthcare Bhd.	216,100	234
	Malakoff Corp. Bhd.	557,800	234
	Top Glove Corp. Bhd.	181,800	231
	Alliance Financial Group Bhd.	216,400	222
	QL Resources Bhd.	197,500	221
	BIMB Holdings Bhd.	223,300	220
	Yinson Holdings Bhd.	303,300	214
	Bursa Malaysia Bhd.	99,300	214
	YTL Power International Bhd.	554,718	213
	Berjaya Sports Toto Bhd.	272,531	212
	UMW Holdings Bhd.	121,600	204
	Westports Holdings Bhd.	188,600	200
	RHB Capital Bhd.	116,200	182
	My EG Services Bhd.	349,100	179
	TIME dotCom Bhd.	86,600	163
	Press Metal Bhd.	216,900	163
	Genting Plantations Bhd.	58,800	161
	Felda Global Ventures Holdings Bhd.	430,800	160
	Lafarge Malaysia Bhd.	64,200	144
*	Eco World Development Group Bhd.	432,600	143
	Sunway Bhd.	177,043	142
	Bumi Armada Bhd.	698,850	141

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	KLCCP Stapled Group	73,300	135
	Inari Amertron Bhd.	189,825	133
*	Kulim Malaysia Bhd.	123,800	126
	Kossan Rubber Industries	81,600	125
	TSH Resources Bhd.	240,550	125
	Hartalega Holdings Bhd.	111,400	122
	Media Prima Bhd.	339,000	122
*	KNM Group Bhd.	1,004,600	122
	Cahya Mata Sarawak Bhd.	115,100	113
	WCT Holdings Bhd.	264,420	111
	Berjaya Corp. Bhd.	1,068,500	105
	Hong Leong Financial Group Bhd.	25,942	99
	AirAsia Bhd.	185,200	90
*	UMW Oil & Gas Corp. Bhd.	365,400	87
	Pavilion REIT	203,500	87
	Unisem M Bhd.	143,400	81
	SP Setia Bhd Group	95,600	79
	MMC Corp. Bhd.	144,100	78
	Mah Sing Group Bhd.	189,250	71
	Muhibbah Engineering M Bhd.	115,500	69
*	Dayang Enterprise Holdings Bhd.	177,900	59
	OSK Holdings Bhd.	139,400	59
	Pos Malaysia Bhd.	74,800	55
	Berjaya Auto Bhd.	97,020	55
	UEM Sunrise Bhd.	200,900	52
	Puncak Niaga Holdings Bhd.	140,200	43
	Capitaland Malaysia Mall Trust	108,600	40
	Supermax Corp. Bhd.	58,600	39
	TA Enterprise Bhd.	271,300	38
*	Eastern & Oriental Bhd.	92,004	36
	DRB-Hicom Bhd.	145,200	36
	Malaysian Resources Corp. Bhd.	107,900	33
	IGB Corp. Bhd.	50,684	32
	CB Industrial Product Holding Bhd.	55,852	32
	Datasonic Group Bhd.	87,200	29
*	Malaysia Building Society Bhd.	81,400	27
	Gas Malaysia Bhd.	44,800	26
	Coastal Contracts Bhd.	47,000	20
*	Mulpha International Bhd.	251,200	19
*	Mudajaya Group Bhd.	61,100	18
*	Parkson Holdings Bhd.	77,669	18
*	Gamuda Bhd. Warrants	73,000	13
	Jaya Tiasa Holdings Bhd.	32,057	11
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	7
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	5
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	5
*	MPHB Capital Bhd.	11,044	4
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	3
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	3
	Sunway Construction Group Bhd.	5,294	2
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	2
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	1
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	1
			32,603
Mexico (0.5%)
	Fomento Economico Mexicano SAB de CV	441,851	4,111
	America Movil SAB de CV	5,580,394	3,944
	Grupo Televisa SAB	533,800	3,111
	Grupo Aeroportuario del Pacifico SAB de CV ADR	31,500	2,974
	Wal-Mart de Mexico SAB de CV	1,118,400	2,766
	Grupo Financiero Banorte SAB de CV	462,015	2,623
*	Cemex SAB de CV	2,904,583	2,156

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Grupo Mexico SAB de CV Class B	828,547	2,107
	Fibra Uno Administracion SA de CV	528,140	1,257
	Grupo Bimbo SAB de CV Class A	399,800	1,219
	Alfa SAB de CV Class A	570,600	1,073
	Grupo Financiero Inbursa SAB de CV	388,000	762
*	Grupo Aeroportuario del Sureste SAB de CV Class B	45,131	693
	Coca-Cola Femsa SAB de CV	71,700	623
	Promotora y Operadora de Infraestructura SAB de CV	46,312	587
	Mexichem SAB de CV	224,384	566
	Grupo Financiero Santander Mexico SAB de CV Class B	292,365	536
	Gruma SAB de CV Class B	35,535	519
	Industrias Penoles SAB de CV	31,285	489
	Alsea SAB de CV	116,400	446
	El Puerto de Liverpool SAB de CV	39,200	446
	Kimberly-Clark de Mexico SAB de CV Class A	169,500	401
	Gentera SAB de CV	197,100	392
	Grupo Carso SAB de CV	80,000	383
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	357
*	Industrias CH SAB de CV Class B	77,630	324
	Arca Continental SAB de CV	46,800	323
	Grupo Sanborns SAB de CV	215,200	298
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	270
	Megacable Holdings SAB de CV	52,162	241
*	OHL Mexico SAB de CV	136,100	221
	Grupo Lala SAB de CV	78,900	211
*	Grupo Aeromexico SAB de CV	87,849	200
	Grupo Elektra SAB DE CV	10,420	196
	Bolsa Mexicana de Valores SAB de CV	112,700	187
2	Nemak SAB de CV	119,300	171
*	Telesites SAB de CV	278,439	171
*	Genomma Lab Internacional SAB de CV Class B	153,563	169
	Macquarie Mexico Real Estate Management SA de CV	122,200	168
	Grupo Comercial Chedraui SA de CV	53,100	151
	Infraestructura Energetica Nova SAB de CV	36,000	141
	Industrias Bachoco SAB de CV Class B	27,100	114
	Corp Inmobiliaria Vesta SAB de CV	67,400	110
	Credito Real SAB de CV SOFOM ER	47,600	105
	PLA Administradora Industrial S de RL de CV	55,286	102
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	47,500	99
	Alpek SAB de CV	59,100	99
*	Grupo GICSA SA de CV	122,600	96
*	Axtel SAB de CV	212,700	94
*	Organizacion Soriana SAB de CV Class B	37,200	90
*	La Comer SAB de CV	83,080	87
	Unifin Financiera SAB de CV SOFOM ENR	27,100	80
	Banregio Grupo Financiero SAB de CV	12,900	77
	TV Azteca SAB de CV	507,500	71
*	Minera Frisco SAB de CV	81,563	58
	Concentradora Fibra Danhos SA de CV	24,000	54
*	Hoteles City Express SAB de CV	40,800	51
	Concentradora Fibra Hotelera Mexicana SA de CV	52,200	47
	Prologis Property Mexico SA de CV	28,800	45
	Organizacion Cultiba SAB de CV	32,100	44
*	Grupo Simec SAB de CV Class B	13,000	43
	Grupo Financiero Interacciones SA de CV	7,400	42
	Grupo Herdez SAB de CV	16,100	36
*	Qualitas Controladora SAB de CV	19,419	26
	Consorcio ARA SAB de CV	56,800	22
*	Empresas ICA SAB de CV	83,400	18
			39,693
Netherlands (1.0%)
	Unilever NV	313,046	13,636
	ING Groep NV	777,615	9,528
*	ASLM Holdings NV (Amsterdam Shares)	60,536	5,851

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Koninklijke Philips NV	189,723	5,213
	Unibail-Rodamco SE	19,409	5,202
	Heineken NV	43,728	4,103
	Koninklijke Ahold NV	172,439	3,755
	Akzo Nobel NV	48,728	3,462
	RELX NV	180,192	3,026
	Koninklijke KPN NV	628,435	2,470
	NN Group NV	67,952	2,359
	Koninklijke DSM NV	38,429	2,359
	Aegon NV	387,580	2,228
	Wolters Kluwer NV	57,754	2,200
^	ArcelorMittal	344,814	1,947
	Heineken Holding NV	17,748	1,465
*	Altice NV Class A	77,841	1,180
	Randstad Holding NV	21,642	1,163
	Gemalto NV	15,537	1,010
*,2	ABN AMRO Group NV	40,812	873
*	TNT Express NV	95,909	871
	Koninklijke Vopak NV	12,836	698
	Boskalis Westminster	16,219	676
	Aalberts Industries NV	15,207	522
	SBM Offshore NV	35,911	481
	Delta Lloyd NV	84,054	429
^	TKH Group NV	10,533	416
	ASM International NV	10,155	415
*	PostNL NV	91,852	402
	APERAM SA	9,714	382
	IMCD Group NV	8,864	359
*	ASLM Holdings (New York Shares)	3,675	355
	Wereldhave NV	6,743	348
*	Altice NV Class B	22,176	339
	Eurocommercial Properties NV	6,705	313
*	Fugro NV	14,595	297
*	Galapagos NV	6,205	282
*	TomTom NV	29,775	271
*	OCI NV	13,466	266
	Arcadis NV	15,229	261
	USG People NV	12,833	256
2	GrandVision NV	8,970	246
^	Koninklijke BAM Groep NV	49,191	237
2	Flow Traders	5,636	224
	Corbion NV	8,357	213
*,2	Refresco Gerber NV	10,948	203
	Wessanen	15,812	163
*	Constellium NV Class A	16,000	93
	Brunel International NV	4,071	92
	Vastned Retail NV	1,807	80
	NSI NV	13,998	67
^	Accell Group	2,813	60
	BinckBank NV	6,465	38
			83,385
New Zealand (0.1%)
	Fletcher Building Ltd.	179,564	1,044
	Spark New Zealand Ltd.	366,959	949
	Auckland International Airport Ltd.	179,499	770
	Fisher & Paykel Healthcare Corp. Ltd.	116,190	741
	Contact Energy Ltd.	158,887	564
	Ryman Healthcare Ltd.	88,723	553
	SKYCITY Entertainment Group Ltd.	123,128	420
	Z Energy Ltd.	74,039	405
	Mighty River Power Ltd.	171,365	362
	EBOS Group Ltd.	31,563	352
	Chorus Ltd.	87,985	245
	SKY Network Television Ltd.	65,167	242

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kiwi Property Group Ltd.	205,279	212
	Mainfreight Ltd.	18,429	211
	Precinct Properties New Zealand Ltd.	225,936	201
	Trade Me Group Ltd.	59,488	189
	Infratil Ltd.	83,585	189
	Genesis Energy Ltd.	126,986	182
*,^	a2 Milk Co. Ltd.	146,289	180
*	Xero Ltd.	15,682	179
	Nuplex Industries Ltd.	46,332	170
	Goodman Property Trust	146,920	137
	Summerset Group Holdings Ltd.	41,195	128
	Air New Zealand Ltd.	73,466	126
	Argosy Property Ltd.	106,763	89
	Freightways Ltd.	18,883	87
	Vector Ltd.	30,875	72
	Vital Healthcare Property Trust	45,667	66
	Metlifecare Ltd.	14,922	54
	Heartland Bank Ltd.	52,255	44
	Kathmandu Holdings Ltd.	32,196	36
	Warehouse Group Ltd.	18,061	35
	TOWER Ltd.	26,604	33
			9,267
Norway (0.3%)
	Statoil ASA	194,089	3,416
	DNB ASA	210,754	2,697
	Telenor ASA	138,403	2,381
	Yara International ASA	33,262	1,330
^	Orkla ASA	144,572	1,262
^	Norsk Hydro ASA	267,128	1,162
	Marine Harvest ASA	73,095	1,139
*	Schibsted ASA Class B	27,464	782
*	Subsea 7 SA	65,171	598
	Gjensidige Forsikring ASA	32,415	555
*	Storebrand ASA	101,386	429
*,^	Seadrill Ltd.	75,389	362
	Tomra Systems ASA	30,168	351
	Salmar ASA	11,404	283
^	TGS Nopec Geophysical Co. ASA	15,938	266
	Schibsted ASA Class A	8,428	246
	Bakkafrost P/F	6,820	241
*	Det Norske Oljeselskap ASA	26,429	235
	Leroy Seafood Group ASA	4,755	232
*,2	Aker Solutions ASA	56,238	215
^	Petroleum Geo-Services ASA	58,821	207
	SpareBank 1 SR-Bank ASA	42,291	206
	Atea ASA	21,815	205
	Kongsberg Gruppen ASA	11,677	196
	Veidekke ASA	13,234	182
2	XXL ASA	14,433	174
	SpareBank 1 SMN	27,517	169
*,^	DNO ASA	145,158	167
^	Opera Software ASA	19,169	157
2	BW LPG Ltd.	23,866	144
*,^	Nordic Semiconductor ASA	22,372	130
	Austevoll Seafood ASA	15,248	128
	Frontline Ltd.	14,000	115
*	Norwegian Property ASA	96,123	107
2	Entra ASA	10,098	95
	Hoegh LNG Holdings Ltd.	6,871	80
	Ocean Yield ASA	10,516	71
*,^	REC Silicon ASA	292,534	64
	Wilh Wilhelmsen ASA	10,986	59
*,^	Norwegian Air Shuttle ASA	1,163	54
^	Aker ASA	2,156	45

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Akastor ASA	17,120	24
^	Prosafe SE	29,784	18
			20,979
Other (0.1%)[3]
4	Vanguard FTSE Emerging Markets ETF	120,582	4,212

Pakistan (0.0%)
	Lucky Cement Ltd.	34,400	181
	Hub Power Co. Ltd.	164,500	170
	Engro Corp. Ltd.	54,700	163
	Oil & Gas Development Co. Ltd.	122,500	154
	Fauji Fertilizer Co. Ltd.	120,900	124
	Pakistan Petroleum Ltd.	74,900	104
	Pakistan State Oil Co. Ltd.	30,400	103
	United Bank Ltd.	58,100	91
			1,090
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	7,505	1,091
	Credicorp Ltd.	3,045	442
*	Cia de Minas Buenaventura SAA ADR	40,457	411
			1,944
Philippines (0.2%)
	SM Investments Corp.	57,982	1,165
	JG Summit Holdings Inc.	484,940	841
	Aboitiz Equity Ventures Inc.	547,110	773
	Ayala Land Inc.	1,037,000	765
	Ayala Corp.	45,320	744
	SM Prime Holdings Inc.	1,514,950	731
	Universal Robina Corp.	153,040	680
	BDO Unibank Inc.	275,270	586
	Philippine Long Distance Telephone Co.	15,770	577
	Bank of the Philippine Islands	280,595	541
	Metropolitan Bank & Trust Co.	247,144	428
	GT Capital Holdings Inc.	14,113	411
	Manila Electric Co.	55,080	403
	Jollibee Foods Corp.	75,140	368
	Semirara Mining & Power Corp. Class A	129,759	351
	Aboitiz Power Corp.	362,120	346
	First Philippine Holdings Corp.	225,800	321
	Manila Water Co. Inc.	438,000	260
	Metro Pacific Investments Corp.	1,962,000	243
	Globe Telecom Inc.	4,905	229
	Alliance Global Group Inc.	742,000	229
	Security Bank Corp.	61,570	223
	DMCI Holdings Inc.	819,000	217
	Filinvest Land Inc.	4,980,000	194
	Energy Development Corp.	1,362,900	171
	First Gen Corp.	384,200	166
*	International Container Terminal Services Inc.	107,150	148
	LT Group Inc.	435,600	143
	Petron Corp.	586,300	133
	Emperador Inc.	752,900	127
	Robinsons Land Corp.	218,600	126
	Megaworld Corp.	1,569,900	126
	Robinsons Retail Holdings Inc.	58,090	95
	Puregold Price Club Inc.	104,600	90
	DoubleDragon Properties Corp.	105,300	87
	Cosco Capital Inc.	499,500	85
*	Philippine National Bank	58,365	64
	Belle Corp.	770,000	50
*	Bloomberry Resorts Corp.	546,100	50
	D&L Industries Inc.	221,400	42
	Vista Land & Lifescapes Inc.	398,800	41
	Lopez Holdings Corp.	241,900	38

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Rizal Commercial Banking Corp.	38,790	26
	Nickel Asia Corp.	168,600	19
*	Melco Crown Philippines Resorts Corp.	220,700	11
*	Philex Mining Corp.	31,981	4
*	Philex Petroleum Corp.	26,809	1
			13,469
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	61,877	1,116
	Powszechny Zaklad Ubezpieczen SA	123,176	1,115
*	Powszechna Kasa Oszczednosci Bank Polski SA	169,951	1,089
	Bank Pekao SA	25,287	1,028
	KGHM Polska Miedz SA	34,577	674
	PGE Polska Grupa Energetyczna SA	144,518	499
	Polskie Gornictwo Naftowe i Gazownictwo SA	317,169	422
	Bank Zachodni WBK SA	5,557	386
	LPP SA	261	385
	Enea SA	90,754	281
	Asseco Poland SA	16,833	256
	Orange Polska SA	151,454	247
	Tauron Polska Energia SA	300,511	233
	CCC SA	5,210	232
	Energa SA	71,262	232
	Eurocash SA	14,897	213
*	Bank Millennium SA	157,377	206
*	Cyfrowy Polsat SA	32,365	206
*	Alior Bank SA	10,394	188
*	Grupa Azoty SA	7,327	167
*,^	Globe Trade Centre SA	82,556	153
*	mBank SA	1,800	152
	KRUK SA	2,705	135
	Budimex SA	2,399	123
^	Synthos SA	108,677	116
	Kernel Holding SA	8,244	111
*	Ciech SA	5,603	104
	Bank Handlowy w Warszawie SA	3,958	77
*	Grupa Lotos SA	9,235	72
	Netia SA	47,099	62
*	CD Projekt Red SA	9,088	61
	Lubelski Wegiel Bogdanka SA	4,449	53
	PKP Cargo SA	3,586	39
*	Jastrzebska Spolka Weglowa SA	4,357	22
*	Getin Noble Bank SA	144,691	19
	Warsaw Stock Exchange	1,878	19
*	Integer.pl SA	775	16
*	Getin Holding SA	53,314	16
	ING Bank Slaski SA	11	—
			10,525
Portugal (0.1%)
	EDP - Energias de Portugal SA	411,542	1,463
	Galp Energia SGPS SA	103,444	1,421
	Jeronimo Martins SGPS SA	46,942	768
	NOS SGPS SA	78,761	565
*	Banco Comercial Portugues SA	8,149,116	362
	CTT-Correios de Portugal SA	31,206	289
	EDP Renovaveis SA	30,859	240
	Navigator Co. SA	41,957	150
	Sonae SGPS SA	104,336	116
*	Banco BPI SA	68,043	85
	REN - Redes Energeticas Nacionais SGPS SA	19,975	60
	Altri SGPS SA	13,342	52
	Sonaecom SGPS SA	15,610	41
^	Mota-Engil SGPS SA	12,362	26

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Banco Espirito Santo SA	428,634	1
			5,639
Russia (0.4%)
	Lukoil PJSC ADR	96,918	4,130
	Gazprom PAO ADR	718,467	3,733
	Sberbank of Russia PJSC ADR	342,725	2,756
	NOVATEK OAO	218,666	2,072
	Magnit PJSC GDR	56,527	1,960
	Gazprom PAO	664,220	1,731
	Surgutneftegas OAO ADR	293,482	1,560
*	Tatneft PAO ADR	47,981	1,513
	Sberbank of Russia PJSC	759,171	1,449
	MMC Norilsk Nickel PJSC ADR	91,584	1,353
	Rosneft OAO GDR	216,382	1,188
	AK Transneft OAO Preference Shares	300	928
	Mobile TeleSystems PJSC	197,041	770
	VTB Bank PJSC GDR	220,216	473
	Rostelecom PJSC	298,713	455
	Moscow Exchange MICEX-RTS PJSC	282,025	445
	VTB Bank PJSC	360,782,455	390
	Severstal PAO	30,937	347
	RusHydro PJSC	29,719,242	317
	Alrosa PAO	251,000	287
	Bashneft PAO	4,874	217
	Acron JSC	3,636	199
	MegaFon PJSC GDR	15,972	184
	Sistema JSFC GDR	24,816	182
*	Uralkali PJSC	66,306	167
	Novolipetsk Steel OJSC	119,719	165
	PhosAgro OAO GDR	9,709	151
*	Rosseti PJSC	15,092,655	145
	M.Video PAO	25,606	119
	Magnitogorsk Iron & Steel Works OJSC	278,631	102
	Inter RAO UES PJSC	3,379,172	94
*	DIXY Group PJSC	14,610	75
	E.ON Russia JSC	1,847,900	75
	Federal Grid Co. Unified Energy System JSC	44,833,105	70
*	Aeroflot - Russian Airlines OJSC	48,600	58
	Mosenergo OAO	2,043,038	45
	LSR Group PJSC GDR	18,772	42
*	Mechel	38,802	40
	Sistema JSFC	106,900	32
*	Raspadskaya OAO	41,689	19
	TMK PAO GDR	6,181	19
	Rosneft OAO	3,288	18
			30,075
Singapore (0.5%)
	Singapore Telecommunications Ltd.	1,438,100	4,114
	Oversea-Chinese Banking Corp. Ltd.	615,438	3,998
	DBS Group Holdings Ltd.	346,800	3,923
	United Overseas Bank Ltd.	232,100	3,199
	Singapore Exchange Ltd.	204,771	1,143
^	Singapore Airlines Ltd.	132,325	1,130
	CapitaLand Ltd.	490,300	1,129
	Keppel Corp. Ltd.	282,113	1,127
	Wilmar International Ltd.	406,373	1,116
	Singapore Press Holdings Ltd.	302,100	909
	ComfortDelGro Corp. Ltd.	412,500	884
	Global Logistic Properties Ltd.	615,200	872
	Genting Singapore plc	1,265,500	764
	CapitaLand Mall Trust	478,900	735
	Ascendas REIT	400,873	732
	City Developments Ltd.	115,500	714
	Singapore Technologies Engineering Ltd.	299,200	714

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Jardine Cycle & Carriage Ltd.	21,688	620
	Suntec REIT	449,000	561
	Hutchison Port Holdings Trust	1,054,900	468
*	UOL Group Ltd.	99,506	453
	Frasers Commercial Trust	435,218	419
	CapitaLand Commercial Trust Ltd.	380,510	404
	Sembcorp Industries Ltd.	184,531	394
	Golden Agri-Resources Ltd.	1,325,819	393
	Cache Logistics Trust	605,600	389
	SATS Ltd.	125,600	383
	Ascott Residence Trust	437,004	368
	Mapletree Logistics Trust	427,000	342
	Singapore Post Ltd.	281,000	327
	Venture Corp. Ltd.	52,200	325
	Yangzijiang Shipbuilding Holdings Ltd.	428,336	314
*,^	Noble Group Ltd.	909,866	308
	Keppel Telecommunications & Transportation Ltd.	294,900	297
	StarHub Ltd.	117,600	289
	Mapletree Commercial Trust	247,000	275
	Keppel Infrastructure Trust	754,400	275
	Mapletree Industrial Trust	215,300	257
	Cambridge Industrial Trust	624,200	253
^	Sembcorp Marine Ltd.	172,489	213
	Raffles Medical Group Ltd.	56,000	195
*,^	Ezion Holdings Ltd.	459,120	187
	First Resources Ltd.	128,000	181
	Mapletree Greater China Commercial Trust	235,000	180
	Keppel REIT	229,188	179
	Asian Pay Television Trust	397,600	177
	SMRT Corp. Ltd.	149,300	170
	Frasers Centrepoint Trust	98,300	142
	Parkway Life REIT	72,986	133
	Starhill Global REIT	228,300	132
*	Neptune Orient Lines Ltd.	136,300	130
	Ascendas Hospitality Trust	225,000	117
	CDL Hospitality Trusts	110,600	115
*	United Engineers Ltd.	65,000	113
	Religare Health Trust	147,100	113
	Lippo Malls Indonesia Retail Trust	442,600	107
	Genting Hong Kong Ltd.	322,798	102
	Keppel DC REIT	116,700	95
*	SIIC Environment Holdings Ltd.	180,320	94
	Soilbuild Business Space REIT	156,400	81
	M1 Ltd.	44,000	81
*	Perennial Real Estate Holdings Ltd.	113,400	77
	Silverlake Axis Ltd.	177,499	74
	Wing Tai Holdings Ltd.	53,000	74
	Olam International Ltd.	59,000	72
	OUE Ltd.	57,600	71
	Yanlord Land Group Ltd.	78,000	70
	CapitaLand Retail China Trust	63,000	69
	Ascendas India Trust	84,000	60
*,^	Yoma Strategic Holdings Ltd.	147,330	59
	Far East Hospitality Trust	118,400	59
	SIA Engineering Co. Ltd.	20,000	56
*	China Animal Healthcare Ltd.	84,000	56
	Sarine Technologies Ltd.	44,300	54
	First REIT	53,000	49
	Frasers Centrepoint Ltd.	39,500	49
^	Midas Holdings Ltd.	223,900	47
	SPH REIT	66,700	47
2	ARA Asset Management Ltd.	51,920	46
	Super Group Ltd. (Singapore Shares)	58,000	42
	Croesus Retail Trust	67,000	42

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	OUE Hospitality Trust	76,000	39
	Sabana Shari'ah Compliant Industrial REIT	63,000	29
*,^	Ezra Holdings Ltd.	344,056	26
	Hyflux Ltd.	54,000	25
*,^	COSCO Corp. Singapore Ltd.	92,000	23
*	China Everbright Water Ltd.	47,300	23
	Accordia Golf Trust	44,000	21
*,^	Ezion Holdings Ltd Warrants Exp. 04/15/2020	91,824	11
*	Vard Holdings Ltd.	70,000	9
*	Swiber Holdings Ltd.	29,201	4
			39,737
South Africa (0.7%)
	Naspers Ltd.	85,283	11,736
	MTN Group Ltd.	351,648	3,681
	Sasol Ltd.	110,674	3,620
*	Steinhoff International Holdings NV	500,078	3,128
	Standard Bank Group Ltd.	238,267	2,140
	FirstRand Ltd.	606,475	1,949
	Sanlam Ltd.	348,519	1,692
	Remgro Ltd.	91,634	1,647
	Bidvest Group Ltd.	63,613	1,616
	Aspen Pharmacare Holdings Ltd.	66,392	1,566
*	AngloGold Ashanti Ltd.	82,778	1,346
	Woolworths Holdings Ltd.	187,917	1,210
	Shoprite Holdings Ltd.	92,235	1,110
	Growthpoint Properties Ltd.	496,328	878
	Brait SE	68,609	768
	Tiger Brands Ltd.	30,884	765
	Vodacom Group Ltd.	65,237	758
	Netcare Ltd.	291,481	743
	Redefine Properties Ltd.	836,572	722
	Gold Fields Ltd.	149,222	690
	Barclays Africa Group Ltd.	62,972	638
	Truworths International Ltd.	82,733	618
	Discovery Ltd.	63,525	569
	Mr Price Group Ltd.	44,045	560
	Sibanye Gold Ltd.	141,884	543
	SPAR Group Ltd.	34,146	510
*	Impala Platinum Holdings Ltd.	120,569	502
	RMB Holdings Ltd.	120,609	493
	Mondi Ltd.	25,592	493
	Resilient REIT Ltd.	49,327	471
	Nedbank Group Ltd.	36,331	464
*	Sappi Ltd.	101,075	438
	Capitec Bank Holdings Ltd.	10,477	435
	Clicks Group Ltd.	56,666	413
	MMI Holdings Ltd.	247,024	412
	Life Healthcare Group Holdings Ltd.	156,514	411
	Hyprop Investments Ltd.	47,557	410
	AVI Ltd.	62,391	387
	Coronation Fund Managers Ltd.	72,992	379
	Foschini Group Ltd.	33,931	364
	Imperial Holdings Ltd.	34,192	357
	Pioneer Foods Group Ltd.	29,748	348
*	Anglo American Platinum Ltd.	11,847	343
	SA Corporate Real Estate Fund Nominees Pty Ltd.	898,055	317
	Liberty Holdings Ltd.	30,950	304
	Fortress Income Fund Ltd. Class B	114,331	302
	Telkom SA SOC Ltd.	74,605	297
	JSE Ltd.	25,216	293
	Barloworld Ltd.	50,622	292
	Investec Ltd.	36,915	285
*	Harmony Gold Mining Co. Ltd.	77,382	277
	EOH Holdings Ltd.	26,736	260

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	PSG Group Ltd.	18,229	255
*	Northam Platinum Ltd.	72,320	247
	Emira Property Fund Ltd.	212,490	238
	Tsogo Sun Holdings Ltd.	121,136	226
	Pick n Pay Stores Ltd.	43,440	225
*	Super Group Ltd. (South Africa Shares)	68,300	197
*	Attacq Ltd.	133,198	195
	Massmart Holdings Ltd.	22,001	189
	Omnia Holdings Ltd.	16,576	163
	KAP Industrial Holdings Ltd.	362,105	161
	Sun International Ltd.	29,235	158
	Nampak Ltd.	91,225	156
	Fortress Income Fund Ltd. Class A	138,367	156
	City Lodge Hotels Ltd.	14,303	154
*	Kumba Iron Ore Ltd.	17,968	146
	Vukile Property Fund Ltd.	119,155	146
	Exxaro Resources Ltd.	22,079	140
	DataTec Ltd.	41,311	131
	African Rainbow Minerals Ltd.	16,169	128
	Reunert Ltd.	24,815	125
	Famous Brands Ltd.	15,624	125
	Adcock Ingram Holdings Ltd.	40,771	120
	Illovo Sugar Ltd.	67,733	116
	Tongaat Hulett Ltd.	13,623	113
	Trencor Ltd.	32,873	103
	AECI Ltd.	13,469	91
	Cashbuild Ltd.	3,622	88
	Blue Label Telecoms Ltd.	74,154	82
	Mpact Ltd.	23,251	76
	Peregrine Holdings Ltd.	35,263	74
	Astral Foods Ltd.	7,639	69
*	Curro Holdings Ltd.	24,411	68
	Distell Group Ltd.	6,056	68
	Advtech Ltd.	67,214	66
	Adcorp Holdings Ltd.	57,923	63
*	ArcelorMittal South Africa Ltd.	85,605	61
	Invicta Holdings Ltd.	15,867	61
	Murray & Roberts Holdings Ltd.	56,830	59
^	Lewis Group Ltd.	17,093	58
	Pick n Pay Holdings Ltd.	26,672	57
	PPC Ltd.	52,938	56
	Zeder Investments Ltd.	113,214	55
	Grindrod Ltd.	54,052	54
	Rebosis Property Fund Ltd.	67,162	53
	Assore Ltd.	3,401	48
	Santam Ltd.	2,842	47
	Alexander Forbes Group Holdings Ltd.	89,965	45
	Wilson Bayly Holmes-Ovcon Ltd.	5,074	43
	Hudaco Industries Ltd.	5,387	43
	Oceana Group Ltd.	4,902	41
	Clover Industries Ltd.	30,888	41
	Group Five Ltd.	15,342	27
	Metair Investments Ltd.	12,945	20
*	Aveng Ltd.	60,206	20
*	Royal Bafokeng Platinum Ltd.	3,748	11
*	Adbee Rf Ltd.	3,375	7
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
*	African Bank Investments Ltd.	150,852	—
			60,715
South Korea (1.6%)
	Samsung Electronics Co. Ltd. GDR	44,824	24,477
	Hyundai Motor Co.	27,404	3,438
	NAVER Corp.	5,442	3,225
	Hyundai Mobis Co. Ltd.	13,184	3,005

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Korea Electric Power Corp.	52,167	2,834
	SK Hynix Inc.	108,493	2,661
	KT&G Corp.	22,708	2,446
	Amorepacific Corp.	6,724	2,398
	KB Financial Group Inc. ADR	73,721	2,242
	Kia Motors Corp.	52,615	2,207
	LG Chem Ltd.	7,473	1,938
	Samsung Electronics Co. Ltd. Preference Shares	1,970	1,799
	SK Innovation Co. Ltd.	12,283	1,659
	Samsung Fire & Marine Insurance Co. Ltd.	6,410	1,652
	LG Household & Health Care Ltd.	1,850	1,629
	Samsung C&T Corp.	13,769	1,578
	POSCO ADR	29,128	1,515
	Samsung Life Insurance Co. Ltd.	15,295	1,467
	POSCO	6,772	1,419
	SK Holdings Co. Ltd.	7,065	1,385
	Hana Financial Group Inc.	57,773	1,296
*,^	Celltrion Inc.	14,377	1,265
	LG Electronics Inc.	24,312	1,237
	Shinhan Financial Group Co. Ltd. ADR	32,212	1,178
	Samsung SDI Co. Ltd.	11,133	1,109
	LG Corp.	18,363	1,094
	Shinhan Financial Group Co. Ltd.	28,483	1,044
	Samsung SDS Co. Ltd.	6,705	1,000
	LG Display Co. Ltd.	46,288	964
	Hyundai Motor Co. Preference Shares	11,234	959
	Coway Co. Ltd.	11,056	957
*,^	Hyundai Heavy Industries Co. Ltd.	9,309	942
	Korea Zinc Co. Ltd.	2,017	875
	Kangwon Land Inc.	22,699	849
	AMOREPACIFIC Group	5,752	844
	Hyundai Steel Co.	13,970	766
	Lotte Chemical Corp.	2,994	764
	NCSoft Corp.	3,656	733
	Hankook Tire Co. Ltd.	15,254	710
	E-MART Inc.	4,188	673
	Orion Corp.	818	666
	S-Oil Corp.	8,677	659
	Korea Aerospace Industries Ltd.	11,022	653
	SK Telecom Co. Ltd. ADR	32,316	646
^	Hanmi Pharm Co. Ltd.	1,226	639
	Hyundai Glovis Co. Ltd.	3,640	605
	Hyundai Development Co-Engineering & Construction	13,574	598
	Industrial Bank of Korea	55,217	587
	Dongbu Insurance Co. Ltd.	9,504	583
	LG Chem Ltd. Preference Shares	3,350	579
	BNK Financial Group Inc.	70,129	570
	Hyosung Corp.	5,215	558
	Kakao Corp.	6,311	555
	Hyundai Engineering & Construction Co. Ltd.	15,212	533
	Lotte Shopping Co. Ltd.	2,235	532
	Samsung Electro-Mechanics Co. Ltd.	11,416	520
	CJ Corp.	2,682	502
	GS Holdings Corp.	10,379	501
	LG Uplus Corp.	47,587	467
	Daelim Industrial Co. Ltd.	5,772	457
^	Hotel Shilla Co. Ltd.	6,933	444
	Woori Bank	47,432	436
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	410
	Daewoo Securities Co. Ltd.	55,673	401
^	Hanssem Co. Ltd.	2,371	396
	CJ CheilJedang Corp.	1,179	392
	KT Corp.	14,359	385
*,^	OCI Co. Ltd.	3,844	381

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hanwha Corp.	11,086	366
	KCC Corp.	960	357
	Hanon Systems	39,535	356
^	BGF retail Co. Ltd.	2,148	349
	Hyundai Department Store Co. Ltd.	2,647	342
	S-1 Corp.	4,143	338
	Samsung Securities Co. Ltd.	9,800	337
	Hanwha Life Insurance Co. Ltd.	55,767	326
	Yuhan Corp.	1,250	319
	Amorepacific Corp. Preference Shares	1,594	317
	Medy-Tox Inc.	856	316
	Mirae Asset Securities Co. Ltd.	14,323	308
*,^	Samsung Engineering Co. Ltd.	27,662	305
	Hanwha Chemical Corp.	13,819	303
	SK Telecom Co. Ltd.	1,618	294
	Hyundai Motor Co. 2nd Preference Shares	3,263	285
^	Doosan Corp.	3,014	283
	Hanmi Science Co. ltd	2,314	274
*,^	GS Engineering & Construction Corp.	10,113	273
^	Hyundai Greenfood Co. Ltd.	15,539	271
^	Mando Corp.	1,634	270
	Hanwha Techwin Co. Ltd.	7,374	268
*,^	ViroMed Co. Ltd.	2,182	268
	Korea Investment Holdings Co. Ltd.	6,636	267
*,^	Samsung Heavy Industries Co. Ltd.	28,241	263
*	Com2uSCorp	2,321	263
^	LG Innotek Co. Ltd.	4,036	260
	Innocean Worldwide Inc.	3,514	254
	NongShim Co. Ltd.	772	253
^	Doosan Heavy Industries & Construction Co. Ltd.	11,081	252
	Lotte Confectionery Co. Ltd.	1,150	251
^	KEPCO Plant Service & Engineering Co. Ltd.	3,639	241
*,^	Komipharm International Co. Ltd.	6,925	240
	Daishin Securities Co. Ltd.	22,900	238
	LS Corp.	5,279	234
	Hyundai Wia Corp.	2,715	229
	Korean Reinsurance Co.	19,191	224
	Posco Daewoo Corp.	10,261	222
^	Ottogi Corp.	307	219
	Shinsegae Co. Ltd.	1,167	216
	KB Financial Group Inc.	7,033	215
^	CJ CGV Co. Ltd.	2,130	213
^	LG Hausys Ltd.	1,612	211
^	SK Chemicals Co. Ltd.	3,279	209
^	Kolon Industries Inc.	3,387	208
*,^	CJ Korea Express Corp.	1,189	202
*,^	Kumho Tire Co. Inc.	27,894	201
	CJ CheilJedang Corp. Preference Shares	1,090	200
^	Youngone Corp.	4,960	198
	Samsung Card Co. Ltd.	5,818	198
^	Hyundai Securities Co. Ltd.	31,608	196
	Cheil Worldwide Inc.	13,305	196
^	Korea Petrochemical Ind Co. Ltd.	913	188
*,^	Ssangyong Cement Industrial Co. Ltd.	9,983	183
	CJ E&M Corp.	3,113	183
	Eo Technics Co. Ltd.	1,839	182
	DGB Financial Group Inc.	22,173	178
	GS Retail Co. Ltd.	3,759	176
*,^	Osstem Implant Co. Ltd.	2,787	175
^	Meritz Fire & Marine Insurance Co. Ltd.	12,244	173
	Taekwang Industrial Co. Ltd.	199	173
^	Korea Kolmar Co. Ltd.	2,261	172
*,^	iNtRON Biotechnology Inc.	2,985	172
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	171

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sam Young Electronics Co. Ltd.	15,182	166
	Woori Investment & Securities Co. Ltd.	18,681	162
^	Green Cross Corp.	1,066	161
	Meritz Securities Co. Ltd.	50,860	160
	Youlchon Chemical Co. Ltd.	14,280	160
^	Green Cross Holdings Corp.	5,182	159
	InBody Co. Ltd.	4,083	159
^	Hite Jinro Co. Ltd.	6,473	159
	Lotte Chilsung Beverage Co. Ltd.	91	157
^	Namhae Chemical Corp.	18,020	156
^	Tongyang Inc.	50,362	155
^	Maeil Dairy Industry Co. Ltd.	3,787	154
*,^	Daewoo Engineering & Construction Co. Ltd.	27,757	154
	KB Insurance Co. Ltd.	5,630	153
^	Kumho Petrochemical Co. Ltd.	2,557	152
^	Samyang Holdings Corp.	1,069	152
	KT Corp. ADR	11,162	152
*,^	Doosan Infracore Co. Ltd.	21,888	150
	Samsung Electronics Co. Ltd.	135	147
^	JW Pharmaceutical Corp.	4,203	146
	Korea Electric Terminal Co. Ltd.	1,823	143
*,^	Binex Co. Ltd.	8,302	143
*,^	NHN Entertainment Corp.	2,627	139
	Dongsuh Cos. Inc.	4,930	139
	LOTTE Fine Chemical Co. Ltd.	4,172	137
^	Kolon Life Science Inc.	912	136
^	Hana Tour Service Inc.	1,714	136
	Hansae Co. Ltd.	2,942	133
	Korea Gas Corp.	3,651	132
	LG International Corp.	3,990	132
	KIWOOM Securities Co. Ltd.	2,211	131
*,^	DIO Corp.	2,745	131
	Daesang Corp.	5,170	129
*,^	Loen Entertainment Inc.	1,895	128
	LG Household & Health Care Ltd. Preference Shares	248	128
*	Wonik IPS Co. Ltd.	12,767	124
*	Korean Air Lines Co. Ltd.	4,852	124
	Hanwha General Insurance Co. Ltd.	17,139	122
	SK Networks Co. Ltd.	20,389	121
	Ahnlab Inc.	2,032	118
^	Hansol Chemical Co. Ltd.	1,859	117
^	Amicogen Inc.	2,114	117
^	Cosmax Inc.	952	117
*,^	Hyundai Mipo Dockyard Co. Ltd.	1,814	116
^	LOTTE Himart Co. Ltd.	2,295	113
^	Fila Korea Ltd.	1,243	113
*,^	HLB Inc.	7,620	113
*,^	Pan Ocean Co. Ltd.	31,782	110
	Poongsan Corp.	3,950	110
	S&T Motiv Co. Ltd.	1,871	109
^	Byucksan Corp.	13,450	107
*	Hanall Biopharma Co. Ltd.	7,675	107
^	Paradise Co. Ltd.	6,828	103
^	DuzonBizon Co. Ltd.	4,685	102
	Cell Biotech Co. Ltd.	1,908	102
^	SK Materials Co. Ltd.	976	101
	Huons Co. Ltd.	1,440	101
^	Lutronic Corp.	2,719	100
^	Hanjin Kal Corp.	5,763	100
	Chong Kun Dang Pharmaceutical Corp.	1,005	98
*,^	Emerson Pacific Inc.	2,866	98
	Hyundai Home Shopping Network Corp.	819	96
*	LG Life Sciences Ltd.	1,565	94
	Daekyo Co. Ltd.	11,162	92

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*,^	Dongbu HiTek Co. Ltd.	5,383	91
*,^	CrucialTec Co. Ltd.	7,161	90
	Modetour Network Inc.	3,549	90
*,^	Genexine Co. Ltd.	1,845	89
^	SFA Engineering Corp.	1,773	88
	Handsome Co. Ltd.	2,264	88
^	Dawonsys Co. Ltd.	3,783	87
*,^	SM Entertainment Co.	2,434	87
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	87
*	Woongjin Thinkbig Co. Ltd.	7,243	87
	Young Poong Corp.	91	86
	Seah Besteel Corp.	3,350	85
	NICE Holdings Co. Ltd.	4,789	85
	JW Holdings Corp.	10,141	85
*,^	COSON Co. Ltd.	4,633	85
	NICE Information Service Co. Ltd.	10,929	84
	NS Shopping Co. Ltd.	640	84
	Daeduck Electronics Co.	12,627	84
^	Crown Confectionery Co. Ltd.	1,910	83
	iMarketKorea Inc.	5,560	83
*,^	Ilyang Pharmaceutical Co. Ltd.	1,960	80
	Hankook Shell Oil Co. Ltd.	194	80
	Daewoong Pharmaceutical Co. Ltd.	1,015	80
*	Pharmicell Co. Ltd.	16,212	80
	LEENO Industrial Inc.	2,065	77
*,^	Ssangyong Motor Co.	10,890	77
^	Dae Hwa Pharmaceutical Co. Ltd.	2,420	77
*,^	Dongkuk Steel Mill Co. Ltd.	9,093	76
	Dong-A Socio Holdings Co. Ltd.	464	75
	Lotte Food Co. Ltd.	105	75
^	Koh Young Technology Inc.	2,048	75
	LS Industrial Systems Co. Ltd.	1,644	75
*,^	Leaders Cosmetics Co. Ltd.	2,889	74
*,^	Foosung Co. Ltd.	14,322	74
*	Jusung Engineering Co. Ltd.	10,459	72
	Dong-A ST Co. Ltd.	569	71
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,483	70
^	Hanjin Transportation Co. Ltd.	2,100	69
*	i-SENS Inc.	2,173	68
*,^	Peptron Inc.	1,499	68
*,^	Medipost Co. Ltd.	914	68
	Daou Technology Inc.	3,300	67
^	JB Financial Group Co. Ltd.	12,847	66
^	Bukwang Pharmaceutical Co. Ltd.	2,643	66
	Samlip General Foods Co. Ltd.	352	66
	Nexen Tire Corp.	5,080	65
*,^	Hyundai Elevator Co. Ltd.	1,265	64
	LF Corp.	2,820	64
^	Grand Korea Leisure Co. Ltd.	2,480	63
	GS Home Shopping Inc.	379	61
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	61
	Humax Co. Ltd.	5,217	61
*	Gamevil Inc.	801	60
*,^	GemVax & Kael Co. Ltd.	3,321	60
^	Seoul Semiconductor Co. Ltd.	4,368	59
	SKC Co. Ltd.	2,370	58
*	Asiana Airlines Inc.	13,664	57
*	Seegene Inc.	1,857	57
^	Cosmax BTI Inc	1,211	56
	Muhak Co. Ltd.	1,944	55
*,^	SK Securities Co. Ltd.	54,276	55
	CJ O Shopping Co. Ltd.	311	54
^	Eusu Holdings Co. Ltd.	6,136	54
	Silicon Works Co. Ltd.	1,927	54

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Seobu T&D	2,639	54
^	KEPCO Engineering & Construction Co. Inc.	1,816	53
*,^	Webzen Inc.	2,559	52
*,^	Hanjin Shipping Co. Ltd.	31,240	52
	Hankook Tire Worldwide Co. Ltd.	2,542	51
^	Dongwon F&B Co. Ltd.	196	51
^	AK Holdings Inc.	952	50
^	IS Dongseo Co. Ltd.	1,191	49
	Hansol Paper Co. Ltd.	2,213	48
*	Hanwha Investment & Securities Co. Ltd.	15,899	48
^	Kolao Holdings	5,310	48
	Hanil Cement Co. Ltd.	449	47
	KT Skylife Co. Ltd.	3,297	47
	Soulbrain Co. Ltd.	1,212	46
	Hyundai Livart Furniture Co. Ltd.	1,592	46
*,^	Naturalendo Tech Co. Ltd.	2,354	46
	Tongyang Life Insurance Co. Ltd.	4,930	46
	Humedix Co. Ltd.	1,006	45
*	Chabiotech Co. Ltd.	3,667	45
*	Green Cross Cell Corp.	1,282	45
*,^	Kumho Industrial Co. Ltd.	4,287	44
	Huchems Fine Chemical Corp.	2,510	44
	Partron Co. Ltd.	4,491	44
*,^	Hyundai Rotem Co. Ltd.	2,780	44
	Dongwon Industries Co. Ltd.	165	42
	Youngone Holdings Co. Ltd.	745	42
*	Yuanta Securities Korea Co. Ltd.	13,343	42
	Samchully Co. Ltd.	442	42
*	Eugene Investment & Securities Co. Ltd.	17,472	42
	Hancom Inc.	2,196	41
	Samyang Corp.	480	41
	Kolon Corp.	792	41
^	Cuckoo Electronics Co. Ltd.	223	41
^	KH Vatec Co. Ltd.	2,613	40
	Namyang Dairy Products Co. Ltd.	61	40
*,^	Neowiz Games Corp.	3,030	40
	KONA I Co. Ltd.	2,190	39
	YG Entertainment Inc.	1,017	38
	Able C&C Co. Ltd.	1,324	38
*	Hansol Technics Co. Ltd.	1,961	37
	Kyobo Securities Co. Ltd.	4,032	37
*	Korea Line Corp.	2,370	37
	GOLFZON Co. Ltd.	566	36
	Interpark Holdings Corp.	4,596	35
*,^	Posco ICT Co. Ltd.	6,926	35
	Halla Holdings Corp.	701	35
	Meritz Financial Group Inc.	3,105	34
*	WeMade Entertainment Co. Ltd.	1,456	33
	SL Corp.	2,368	33
	Sungwoo Hitech Co. Ltd.	3,981	32
*,^	Agabang&Company	3,825	31
	Chongkundang Holdings Corp.	389	30
*,^	China Ocean Resources Co. Ltd.	16,469	30
	Binggrae Co. Ltd.	454	27
*	Hansol Holdings Co. Ltd.	3,626	26
*	SFA Semicon Co. Ltd.	11,646	25
	Seoyon E-Hwa Co. Ltd.	1,885	25
^	Sung Kwang Bend Co. Ltd.	2,178	23
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	23
	Kwangju Bank	2,894	23
^	SK Gas Ltd.	300	22
	Hyundai Corp.	941	22
	SBS Media Holdings Co. Ltd.	6,724	19
^	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	19

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Lumens Co. Ltd.	5,290	19
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	18
*,^	Hyundai Merchant Marine Co. Ltd.	1,348	16
*,^	Taihan Electric Wire Co. Ltd.	5,952	16
	CJ Hellovision Co. Ltd.	1,390	15
	MegaStudy Co. Ltd.	425	15
	Hyundai C&F Inc.	648	14
	MegaStudyEdu Co. Ltd.	246	11
	Seoyon Co. Ltd.	864	9
*	Hanjin Kal Corp. Rights Exp. 06/09/2016	691	2
*	CNK International Co. Ltd.	78	—
			130,278
Spain (1.1%)
	Banco Santander SA	2,364,036	12,005
	Telefonica SA	867,514	9,490
	Banco Bilbao Vizcaya Argentaria SA	1,286,457	8,840
	Iberdrola SA	1,140,854	8,122
	Industria de Diseno Textil SA	214,634	6,908
	Amadeus IT Holding SA	81,710	3,726
*	Repsol SA	224,582	2,959
	Banco Santander SA ADR	508,549	2,558
*	Grifols SA	101,049	2,203
*	Ferrovial SA	97,182	2,097
*	Banco de Sabadell SA	968,033	1,855
*,2	Aena SA	12,465	1,781
	Red Electrica Corp. SA	19,498	1,744
^	Abertis Infraestructuras SA	97,429	1,645
	CaixaBank SA	510,183	1,540
	Enagas SA	44,170	1,349
	Endesa SA	59,840	1,259
	Gas Natural SDG SA	58,168	1,213
*	ACS Actividades de Construccion y Servicios SA	32,130	1,066
	Bankinter SA	130,222	994
	Banco Popular Espanol SA	322,731	880
	Bankia SA	917,597	856
	Gamesa Corp. Tecnologica SA	42,954	848
	Merlin Properties Socimi SA	62,511	728
	Banco Santander SA ADR Depositary Receipt	131,503	707
	Distribuidora Internacional de Alimentacion SA	124,025	690
	Mapfre SA	261,971	666
	Viscofan SA	11,598	652
^	Bolsas y Mercados Espanoles SHMSF SA	15,847	537
^	Mediaset Espana Comunicacion SA	37,324	486
	Grupo Catalana Occidente SA	13,873	440
2	Cellnex Telecom SAU	24,681	408
*	Fomento de Construcciones y Contratas SA	42,536	370
	Zardoya Otis SA	34,814	370
	Acciona SA	4,590	368
	Ebro Foods SA	16,223	368
*,^	Indra Sistemas SA	30,814	362
*,^	Acerinox SA	28,694	340
*	Inmobiliaria Colonial SA	367,084	282
	Almirall SA	14,904	245
^	Tecnicas Reunidas SA	7,101	239
	Obrascon Huarte Lain SA	33,048	235
	Prosegur Cia de Seguridad SA	40,429	234
*,2	Euskaltel SA	19,533	215
^	Sacyr SA	93,375	199
	Axiare Patrimonio SOCIMI SA	11,868	181
*	Hispania Activos Inmobiliarios SA	12,148	178
*	NH Hotel Group SA	34,084	165
	Applus Services SA	16,982	157
	Vidrala SA	2,620	155
*	Pharma Mar SA	40,605	128

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Melia Hotels International SA	10,108	128
	Construcciones y Auxiliar de Ferrocarriles SA	380	123
	Atresmedia Corp. de Medios de Comunicacion SA	8,613	113
	Corp Financiera Alba SA	2,693	111
	Faes Farma SA	30,308	96
	Cia de Distribucion Integral Logista Holdings SA	4,237	93
	Papeles y Cartones de Europa SA	11,391	71
	CIE Automotive SA	3,478	63
	Ence Energia y Celulosa SA	19,358	56
	Promotora de Informaciones SA	7,163	51
*	Liberbank SA	40,147	48
*	Deoleo SA	73,583	19
	Tubos Reunidos SA	19,407	16
*	Let's GOWEX SA	3,921	—
			87,031
Sweden (1.1%)
*,^	Hennes & Mauritz AB Class B	189,839	6,760
	Nordea Bank AB	632,320	6,146
	Telefonaktiebolaget LM Ericsson Class B	597,590	4,842
	Swedbank AB Class A	207,185	4,473
	Assa Abloy AB Class B	188,559	3,962
	Svenska Handelsbanken AB Class A	294,839	3,933
	Svenska Cellulosa AB SCA Class B	117,592	3,710
	Volvo AB Class B	309,475	3,629
	Atlas Copco AB Class B	132,463	3,183
	Investor AB Class B	86,453	3,176
	Skandinaviska Enskilda Banken AB Class A	292,142	2,793
	Telia Co. AB	510,963	2,444
^	Sandvik AB	213,543	2,194
	Hexagon AB Class B	51,577	2,060
^	Atlas Copco AB Class A	71,447	1,851
	Skanska AB Class B	70,394	1,552
	SKF AB	81,756	1,507
	Electrolux AB Class B	45,349	1,318
^	Swedish Match AB	39,087	1,241
	Investment AB Kinnevik	38,458	1,108
	Boliden AB	59,657	1,043
	Meda AB Class A	55,276	1,021
^	Alfa Laval AB	63,000	994
^	Securitas AB Class B	59,902	947
	Trelleborg AB Class B	48,796	891
	Getinge AB	35,698	756
*	Lundin Petroleum AB	37,503	704
	Industrivarden AB Class A	35,226	693
^	ICA Gruppen AB	19,446	639
*,^	Fingerprint Cards AB Class B	10,532	632
	NCC AB Class B	17,740	607
	Tele2 AB	60,961	582
	Industrivarden AB	31,144	568
*	Hexpol AB	54,284	562
	Castellum AB	33,576	538
*	Swedish Orphan Biovitrum AB	36,685	536
	Husqvarna AB	67,129	536
*	Fastighets AB Balder Class B	19,679	502
^	Elekta AB Class B	68,511	501
	BillerudKorsnas AB	29,628	461
	Fabege AB	27,387	457
	Wallenstam AB	54,182	456
	Hufvudstaden AB Class A	26,208	407
	AAK AB	5,323	403
	Loomis AB Class B	14,456	402
*	NetEnt AB	6,266	395
	Indutrade AB	6,926	389
*	SSAB AB Class B	110,926	385

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Axfood AB	20,384	378
^	JM AB	12,834	371
*	Betsson AB	24,491	331
	Modern Times Group MTG AB Class B	10,790	324
	Nibe Industrier AB Class B	9,183	319
*	Investment AB Latour Class B	6,796	291
2	Thule Group AB	19,734	284
^	Intrum Justitia AB	7,843	282
	AF AB	16,336	280
	Wihlborgs Fastigheter AB	13,705	278
	Kungsleden AB	40,334	278
	Peab AB	32,769	274
	Com Hem Holding AB	30,165	268
	Saab AB Class B	7,232	248
*	Pandox AB	14,129	240
	Holmen AB	6,828	235
	L E Lundbergforetagen AB Class B	4,092	222
	Bilia AB	8,861	212
	Nobia AB	18,331	209
*	Lifco AB Class B	8,067	209
	Avanza Bank Holding AB	4,654	183
	Klovern AB	153,834	181
	Investment AB Oresund	6,413	180
	Sweco AB Class B	11,233	174
*,^	SAS AB	49,862	143
	Atrium Ljungberg AB	8,932	142
*	Lindab International AB	16,386	131
	Hemfosa Fastigheter AB Preference Shares	6,636	130
	Hemfosa Fastigheter AB	12,464	130
	Ratos AB	22,034	129
*	Collector AB	6,147	107
*	Haldex AB	11,512	98
	Ratos AB Preference Shares	405	96
	Concentric AB	8,391	95
	Bure Equity AB	10,810	94
	Rezidor Hotel Group AB	19,442	82
	Nordnet AB	22,596	78
	Klovern AB Preference Shares	2,036	72
	SkiStar AB	4,733	66
	Mekonomen AB	2,334	59
	Melker Schorling AB	893	59
	Clas Ohlson AB	2,654	54
	Axis Communications AB	1,039	44
	Sagax AB Preference Shares	5,206	22
*,^	Hemfosa Fastigheter AB Rights Exp. 05/10/2016	12,464	4
			86,975
Switzerland (2.8%)
	Nestle SA	626,169	46,737
	Roche Holding AG	141,685	35,848
	Novartis AG	427,664	32,546
	UBS Group AG	708,910	12,289
	ABB Ltd.	406,912	8,614
	Syngenta AG	18,508	7,425
	Cie Financiere Richemont SA	103,894	6,928
	Zurich Insurance Group AG	29,693	6,663
	Credit Suisse Group AG	391,275	5,955
	Swiss Re AG	66,194	5,883
	Givaudan SA	1,847	3,646
*	LafargeHolcim Ltd. (Switzerland Shares)	63,503	3,224
	Actelion Ltd.	19,568	3,172
	Geberit AG	7,304	2,810
^	Swatch Group AG (Bearer)	7,328	2,500
	Swisscom AG	4,426	2,249
	SGS SA	1,004	2,214

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Adecco SA	31,475	2,032
	Julius Baer Group Ltd.	43,124	1,848
	LafargeHolcim Ltd. (France Shares)	34,256	1,726
	Sika AG	387	1,649
	Lonza Group AG	9,663	1,612
	Swiss Life Holding AG	6,134	1,551
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	21	1,537
^	Partners Group Holding AG	3,689	1,521
^	Galenica AG	995	1,457
*	Dufry AG	10,417	1,373
	Kuehne & Nagel International AG	9,279	1,339
	Sonova Holding AG	9,899	1,325
	Roche Holding AG (Bearer)	4,554	1,167
	Chocoladefabriken Lindt & Sprungli AG Particpiation Certificates	186	1,140
	Schindler Holding AG	6,094	1,111
	Schindler Holding AG (Registered)	5,716	1,052
	Swiss Prime Site AG	11,881	1,042
	Baloise Holding AG	8,171	1,013
	Clariant AG	50,093	949
	Transocean Ltd. (New York Shares)	79,567	882
	Bucher Industries AG	3,050	733
	Straumann Holding AG	1,935	672
	Aryzta AG	16,968	660
	EMS-Chemie Holding AG	1,328	657
	Georg Fischer AG	792	644
	PSP Swiss Property AG	6,548	632
	BB Biotech AG	11,440	615
	Helvetia Holding AG	1,000	539
	Barry Callebaut AG	431	507
*	Flughafen Zuerich AG	530	487
	Temenos Group AG	9,179	476
	Logitech International SA	29,100	447
2	Sunrise Communications Group AG	7,178	440
	GAM Holding AG	32,408	423
	dorma&kaba Holding AG	646	419
	Valiant Holding AG	3,655	406
*	Forbo Holding AG	312	380
^	Sulzer AG	4,131	377
	Gategroup Holding AG	6,564	362
	Panalpina Welttransport Holding AG	2,973	348
	Cembra Money Bank AG	4,793	329
	Tecan Group AG	2,313	322
	Swatch Group AG (Registered)	4,656	312
	OC Oerlikon Corp. AG	31,369	303
	Banque Cantonale Vaudoise	434	300
	Pargesa Holding SA	4,242	295
^	DKSH Holding AG	4,501	295
	Implenia AG	4,364	291
	Allreal Holding AG	2,075	289
*,^	Kuoni Reisen Holding AG	738	289
	U-Blox AG	1,434	285
	Belimo Holding AG	99	283
	ams AG	10,465	277
	Emmi AG	462	277
*	APG SGA SA	613	257
	St. Galler Kantonalbank AG	608	252
	Mobimo Holding AG	1,069	245
	Autoneum Holding AG	940	224
	Burckhardt Compression Holding AG	542	193
	Vontobel Holding AG	4,312	187
	VZ Holding AG	578	180
	SFS Group AG	2,365	170
	Rieter Holding AG	709	147
	Ascom Holding AG	8,010	131

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Daetwyler Holding AG	806	120
	Schweiter Technologies AG	125	118
	Huber & Suhner AG	2,238	110
*	AFG Arbonia-Forster Holding AG	7,828	109
*	Bell AG	270	107
*	Kudelski SA	6,259	107
^	Leonteq AG	1,507	105
*	Cosmo Pharmaceuticals SA	599	99
	Valora Holding AG	370	90
	Conzzeta AG	136	88
*	EFG International AG	12,367	77
	Ypsomed Holding AG	507	76
	BKW AG	1,670	73
	Vetropack Holding AG	40	63
	Basler Kantonalbank	852	61
*,^	Meyer Burger Technology AG	12,887	59
	Swissquote Group Holding SA	2,287	57
*	Schmolz & Bickenbach AG	75,992	56
	Liechtensteinische Landesbank AG	1,240	51
*	Zehnder Group- RG	1,190	50
*	Plazza AG	223	48
*	Basilea Pharmaceutica AG	412	34
^	Alpiq Holding AG	434	29
	Siegfried Holding AG	154	29
*	Orascom Development Holding AG	1,294	11
	Transocean Ltd. (Switzerland Shares)	1,000	11
			234,224
Taiwan (1.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	602,532	14,214
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	7,930
	Hon Hai Precision Industry Co. Ltd.	2,716,229	6,470
	Chunghwa Telecom Co. Ltd. ADR	72,074	2,458
	Formosa Plastics Corp.	950,873	2,362
	Formosa Chemicals & Fibre Corp.	874,283	2,228
	Nan Ya Plastics Corp.	1,086,423	2,123
	MediaTek Inc.	290,086	2,057
	Delta Electronics Inc.	422,471	1,957
	Cathay Financial Holding Co. Ltd.	1,602,549	1,795
	Fubon Financial Holding Co. Ltd.	1,480,880	1,794
	China Steel Corp.	2,510,390	1,760
	Uni-President Enterprises Corp.	974,992	1,755
	CTBC Financial Holding Co. Ltd.	3,389,625	1,718
	Mega Financial Holding Co. Ltd.	2,205,769	1,563
	Largan Precision Co. Ltd.	20,020	1,397
	Asustek Computer Inc.	135,169	1,185
	Advanced Semiconductor Engineering Inc. ADR	223,886	1,149
	Taiwan Mobile Co. Ltd.	329,800	1,087
	Formosa Petrochemical Corp.	375,140	1,064
	Catcher Technology Co. Ltd.	151,310	1,059
	First Financial Holding Co. Ltd.	2,047,866	1,002
	Quanta Computer Inc.	588,450	946
	Pegatron Corp.	412,954	870
	E.Sun Financial Holding Co. Ltd.	1,568,351	868
	Hotai Motor Co. Ltd.	85,000	837
	Yuanta Financial Holding Co. Ltd.	2,498,965	822
	Taishin Financial Holding Co. Ltd.	2,175,707	821
	President Chain Store Corp.	108,342	766
	China Development Financial Holding Corp.	2,961,580	753
	Far EasTone Telecommunications Co. Ltd.	326,000	735
	Hua Nan Financial Holdings Co. Ltd.	1,491,597	723
	Pou Chen Corp.	569,524	716
	Cheng Shin Rubber Industry Co. Ltd.	343,379	713
	Taiwan Cooperative Financial Holding Co. Ltd.	1,581,933	698
	Taiwan Cement Corp.	671,210	683

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Innolux Corp.	2,183,885	674
	Chang Hwa Commercial Bank Ltd.	1,269,777	662
	Far Eastern New Century Corp.	863,279	645
	Compal Electronics Inc.	1,024,323	601
	SinoPac Financial Holdings Co. Ltd.	2,028,220	599
	Lite-On Technology Corp.	454,719	552
	United Microelectronics Corp.	1,373,180	509
	Eclat Textile Co. Ltd.	43,163	491
	Foxconn Technology Co. Ltd.	231,202	476
*	Inotera Memories Inc.	498,000	451
	Asia Cement Corp.	494,264	440
^	AU Optronics Corp. ADR	151,818	425
	United Microelectronics Corp. ADR	224,078	424
	China Life Insurance Co. Ltd.	556,118	418
	Advantech Co. Ltd.	56,518	398
	Chailease Holding Co. Ltd.	236,892	396
	Novatek Microelectronics Corp.	112,025	390
	HTC Corp.	151,491	385
	Waterland Financial Holdings Co. Ltd.	1,511,001	373
	Inventec Corp.	560,554	370
	Highwealth Construction Corp.	245,540	368
	Shin Kong Financial Holding Co. Ltd.	1,808,612	365
*	Taiwan Business Bank	1,402,382	361
	Hermes Microvision Inc.	11,493	352
	Siliconware Precision Industries Co. Ltd.	237,655	352
	Synnex Technology International Corp.	346,189	343
	Sonix Technology Co. Ltd.	345,000	343
	Wistron Corp.	578,167	341
	Yulon Motor Co. Ltd.	331,000	290
	Giant Manufacturing Co. Ltd.	46,881	281
	Siliconware Precision Industries Co. Ltd. ADR	37,120	269
	Zhen Ding Technology Holding Ltd.	123,700	259
	Ruentex Development Co. Ltd.	229,156	258
	Powertech Technology Inc.	126,000	254
	Realtek Semiconductor Corp.	89,420	250
	Phison Electronics Corp.	29,000	241
	Micro-Star International Co. Ltd.	151,000	240
	Win Semiconductors Corp.	125,419	236
	Standard Foods Corp.	96,501	234
	Chicony Electronics Co. Ltd.	97,389	233
	CTCI Corp.	179,000	233
	WPG Holdings Ltd.	218,000	233
	Vanguard International Semiconductor Corp.	148,000	226
*	LCY Chemical Corp.	190,000	225
*	China Airlines Ltd.	686,000	224
	Hota Industrial Manufacturing Co. Ltd.	46,000	220
	King Yuan Electronics Co. Ltd.	246,000	217
	ITE Technology Inc.	253,000	216
	Feng TAY Enterprise Co. Ltd.	50,210	216
	Hiwin Technologies Corp.	48,963	215
	Tung Thih Electronic Co. Ltd.	12,000	213
	St. Shine Optical Co. Ltd.	11,000	205
	Teco Electric and Machinery Co. Ltd.	258,000	203
	Wisdom Marine Lines Co. Ltd.	167,000	193
*	Acer Inc.	524,551	186
	TTY Biopharm Co. Ltd.	56,541	184
	Merida Industry Co. Ltd.	44,400	182
	Syncmold Enterprise Corp.	111,000	182
	Makalot Industrial Co. Ltd.	33,540	179
*	Land Mark Optoelectronics Corp.	12,000	176
	Tong Yang Industry Co. Ltd.	115,000	175
	Sinbon Electronics Co. Ltd.	82,000	170
	Compeq Manufacturing Co. Ltd.	306,000	169
*	Yeong Guan Energy Technology Group Co. Ltd.	26,000	168

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ruentex Industries Ltd.	118,268	165
	Cub Elecparts Inc.	13,547	164
	Clevo Co.	182,628	160
	Parade Technologies Ltd.	17,000	157
	Chroma ATE Inc.	70,000	155
	Formosa Taffeta Co. Ltd.	168,000	154
	Chunghwa Telecom Co. Ltd.	45,000	152
	Tyntek Corp.	383,000	151
*	Eva Airways Corp.	301,595	149
	Advanced Semiconductor Engineering Inc.	155,000	149
	AU Optronics Corp.	520,000	149
	Kenda Rubber Industrial Co. Ltd.	83,875	146
	Airtac International Group	22,050	146
*	Winbond Electronics Corp.	557,000	144
	Taiwan Fertilizer Co. Ltd.	106,000	144
*	Ennoconn Corp.	11,000	140
	Depo Auto Parts Ind Co. Ltd.	45,000	139
	Yageo Corp.	85,385	139
	Wistron NeWeb Corp.	53,060	138
	TSRC Corp.	155,925	137
	PChome Online Inc.	12,915	137
	Chipbond Technology Corp.	102,000	135
*	Taiwan Glass Industry Corp.	317,354	135
	Visual Photonics Epitaxy Co. Ltd.	87,000	134
	Tripod Technology Corp.	73,000	134
	Lealea Enterprise Co. Ltd.	470,000	133
	Gigabyte Technology Co. Ltd.	124,000	132
	Elite Material Co. Ltd.	74,000	132
	Taiwan Secom Co. Ltd.	45,675	129
	Poya International Co. Ltd.	12,116	128
	Greatek Electronics Inc.	112,000	127
	Simplo Technology Co. Ltd.	37,400	126
	United Integrated Services Co. Ltd.	89,000	125
	Sampo Corp.	295,000	123
*	Nan Kang Rubber Tire Co. Ltd.	144,493	122
	Coretronic Corp.	134,250	122
*	General Interface Solution Holding Ltd.	46,000	122
	Kinsus Interconnect Technology Corp.	62,000	120
	Radiant Opto-Electronics Corp.	83,314	120
	Chin-Poon Industrial Co. Ltd.	59,000	119
	Xxentria Technology Materials Corp.	44,000	119
	King Slide Works Co. Ltd.	10,000	118
	Dynapack International Technology Corp.	77,000	115
	Epistar Corp.	180,044	115
	Huaku Development Co. Ltd.	65,000	115
	eMemory Technology Inc.	10,000	109
	King's Town Bank Co. Ltd.	157,000	109
	Eternal Materials Co. Ltd.	109,180	109
	Topco Scientific Co. Ltd.	60,003	108
*	Bizlink Holding Inc.	19,000	108
	Transcend Information Inc.	38,000	107
	Kuoyang Construction Co. Ltd.	293,000	107
	Hu Lane Associate Inc.	23,000	106
	Gigasolar Materials Corp.	6,400	106
*	Asia Pacific Telecom Co. Ltd.	331,152	106
	Accton Technology Corp.	112,000	105
	TPK Holding Co. Ltd.	49,958	104
	Formosa International Hotels Corp.	17,058	103
*	Walsin Lihwa Corp.	395,000	103
	Taiwan Paiho Ltd.	34,000	102
	International Games System Co. Ltd.	12,000	102
	Far Eastern Department Stores Ltd.	190,115	102
	FLEXium Interconnect Inc.	43,531	100
	Voltronic Power Technology Corp.	6,300	99

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ambassador Hotel	122,000	97
	Holtek Semiconductor Inc.	60,000	96
	Taichung Commercial Bank Co. Ltd.	339,385	96
	Advanced Ceramic X Corp.	18,000	94
*	Wei Chuan Foods Corp.	152,000	94
	Silergy Corp.	7,000	93
	Elite Advanced Laser Corp.	19,200	92
*	China Petrochemical Development Corp.	361,350	91
	Grape King Bio Ltd.	15,000	90
	YFY Inc.	287,000	89
	Sporton International Inc.	16,309	89
	Tainan Spinning Co. Ltd.	220,543	89
	Feng Hsin Steel Co. Ltd.	63,000	89
	Far Eastern International Bank	301,529	88
*	Swancor Ind Co. Ltd.	22,000	87
	Yungtay Engineering Co. Ltd.	59,000	85
	Advanced Wireless Semiconductor Co.	46,000	84
	Nan Ya Printed Circuit Board Corp.	89,000	84
	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	83
	Cathay Real Estate Development Co. Ltd.	186,000	82
	Taiwan Shin Kong Security Co. Ltd.	65,650	81
	Getac Technology Corp.	120,000	81
	Sitronix Technology Corp.	27,000	79
	Chimei Materials Technology Corp.	143,000	78
	Wan Hai Lines Ltd.	141,000	77
	Nanya Technology Corp.	66,324	77
*	Pharmally International Holding Co. Ltd.	7,000	76
	Grand Pacific Petrochemical	146,000	76
	President Securities Corp.	198,000	75
	Bank of Kaohsiung Co. Ltd.	279,549	75
	Pan Jit International Inc.	142,000	74
	Solar Applied Materials Technology Co.	140,000	73
*	Ta Ya Electric Wire & Cable	528,000	73
*	Li Cheng Enterprise Co. Ltd.	15,000	73
	Evergreen Marine Corp. Taiwan Ltd.	195,940	72
	Unimicron Technology Corp.	151,000	72
	Test Research Inc.	51,000	72
	Unitech Printed Circuit Board Corp.	206,000	71
	Sino-American Silicon Products Inc.	67,000	71
	Asia Vital Components Co. Ltd.	90,000	71
	Tung Ho Steel Enterprise Corp.	110,000	71
	TXC Corp.	55,000	70
*	Chaun-Choung Technology Corp.	20,000	68
*	Orient Semiconductor Electronics Ltd.	176,000	67
	Cheng Loong Corp.	185,000	66
	Sunplus Technology Co. Ltd.	171,000	66
	Firich Enterprises Co. Ltd.	27,168	66
	WUS Printed Circuit Co. Ltd.	82,000	65
	Senao International Co. Ltd.	49,000	65
	Everlight Electronics Co. Ltd.	46,000	64
	Lung Yen Life Service Corp.	38,000	64
	Sigurd Microelectronics Corp.	87,000	64
	WT Microelectronics Co. Ltd.	52,904	64
	China Synthetic Rubber Corp.	86,110	63
	ALI Corp.	105,000	63
	Zinwell Corp.	43,000	63
	Capital Securities Corp.	232,000	61
	XPEC Entertainment Inc.	19,124	61
	Systex Corp.	36,000	60
	China Steel Chemical Corp.	18,000	60
	Primax Electronics Ltd.	51,000	60
	Jih Sun Financial Holdings Co. Ltd.	274,450	60
	Chlitina Holding Ltd.	8,400	59
	Pixart Imaging Inc.	27,000	59

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Walsin Technology Corp.	71,325	58
*	CMC Magnetics Corp.	575,021	58
	Everlight Chemical Industrial Corp.	92,610	58
*	D-Link Corp.	184,212	58
	Shinkong Synthetic Fibers Corp.	217,000	57
	China Bills Finance Corp.	150,000	57
	Kinik Co.	36,000	56
	Taiwan Hon Chuan Enterprise Co. Ltd.	35,772	56
	Gourmet Master Co. Ltd.	7,000	56
	Neo Solar Power Corp.	104,573	56
	China Motor Corp.	78,000	55
	Sercomm Corp.	23,000	55
	Cleanaway Co. Ltd.	10,000	54
	Ginko International Co. Ltd.	5,000	54
	Shin Zu Shing Co. Ltd.	19,000	54
	Casetek Holdings Ltd.	12,000	54
*	Macronix International	461,432	51
*	Sanyang Motor Co. Ltd.	80,000	51
	Lien Hwa Industrial Corp.	82,160	51
	Prince Housing & Development Corp.	139,050	51
	Great Wall Enterprise Co. Ltd.	74,100	50
	Namchow Chemical Industrial Co. Ltd.	27,000	50
	Oriental Union Chemical Corp.	78,000	50
	Merry Electronics Co. Ltd.	26,850	50
	Adlink Technology Inc.	24,168	50
	Taiwan Semiconductor Co. Ltd.	41,000	49
	Huang Hsiang Construction Corp.	55,000	49
	Cheng Uei Precision Industry Co. Ltd.	38,000	49
	Qisda Corp.	152,000	48
	Etron Technology Inc.	127,000	48
	Evergreen International Storage & Transport Corp.	118,000	48
	Mitac Holdings Corp.	67,000	48
	Elan Microelectronics Corp.	46,000	48
	Jess-Link Products Co. Ltd.	57,000	47
	Chung Hwa Pulp Corp.	152,421	47
	Hey Song Corp.	43,500	47
*	Taiwan Styrene Monomer	93,450	47
	Posiflex Technology Inc.	9,315	47
	Flytech Technology Co. Ltd.	13,853	47
*	Kinpo Electronics	138,000	46
*	Microbio Co. Ltd.	61,000	46
	Unizyx Holding Corp.	91,000	46
	Altek Corp.	61,600	46
	AmTRAN Technology Co. Ltd.	74,000	46
	OptoTech Corp.	134,000	45
	USI Corp.	114,000	45
	Elitegroup Computer Systems Co. Ltd.	73,000	45
	Taiwan PCB Techvest Co. Ltd.	46,000	44
	YungShin Global Holding Corp.	29,400	44
*	Center Laboratories Inc.	20,900	44
	Taiwan Cogeneration Corp.	58,000	43
	Taiflex Scientific Co. Ltd.	40,000	43
	TA Chen Stainless Pipe	87,442	43
	San Shing Fastech Corp.	22,770	42
	TYC Brother Industrial Co. Ltd.	53,000	42
	PharmaEngine Inc.	6,000	41
	Ton Yi Industrial Corp.	86,000	41
	Nan Liu Enterprise Co. Ltd.	9,000	41
*	Yang Ming Marine Transport Corp.	156,000	41
	Zeng Hsing Industrial Co. Ltd.	9,000	40
	Tong Hsing Electronic Industries Ltd.	14,000	40
	Ardentec Corp.	64,261	40
	Farglory Land Development Co. Ltd.	33,000	39
	U-Ming Marine Transport Corp.	48,000	39

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	China Man-Made Fiber Corp.	159,000	38
	Green Seal Holding Ltd.	8,800	38
	CHC Healthcare Group	24,268	38
	Aten International Co. Ltd.	15,000	37
	Toung Loong Textile Manufacturing	14,000	37
	Goldsun Building Materials Co. Ltd.	144,000	37
	Chong Hong Construction Co. Ltd.	23,152	37
	Lotes Co. Ltd.	14,000	37
	Brogent Technologies Inc.	4,389	37
*	Motech Industries Inc.	38,948	37
*	E Ink Holdings Inc.	79,000	37
	Basso Industry Corp.	16,200	36
	Taiwan Mask Corp.	129,000	36
	MIN AIK Technology Co. Ltd.	23,000	36
	Lextar Electronics Corp.	74,000	36
	ScinoPharm Taiwan Ltd.	27,040	35
	Faraday Technology Corp.	25,800	35
*	Gintech Energy Corp.	49,555	34
	Weltrend Semiconductor	52,000	33
	Federal Corp.	75,110	33
	Johnson Health Tech Co. Ltd.	21,105	33
	UPC Technology Corp.	123,000	33
*	Taigen Biopharmaceuticals Holdings Ltd.	38,872	33
	Wowprime Corp.	8,665	32
*	Shining Building Business Co. Ltd.	88,660	32
	AcBel Polytech Inc.	43,000	32
	ACES Electronic Co. Ltd.	33,000	31
*	Continental Holdings Corp.	91,000	31
*	Tatung Co. Ltd.	200,000	31
	ITEQ Corp.	33,000	30
	Taiyen Biotech Co. Ltd.	36,000	30
	Formosan Rubber Group Inc.	59,000	30
	Taiwan Fire & Marine Insurance Co. Ltd.	47,000	30
*	Asia Optical Co. Inc.	40,000	30
	Mercuries & Associates Holding Ltd.	51,000	30
	Mercuries Life Insurance Co. Ltd.	61,053	29
	Soft-World International Corp.	16,000	29
	Kuo Toong International Co. Ltd.	35,851	29
	Microlife Corp.	11,000	28
	China Metal Products	24,000	28
	Hung Sheng Construction Ltd.	57,000	28
*	E-Ton Solar Tech Co. Ltd.	90,000	28
	Darwin Precisions Corp.	73,000	27
*	HannStar Display Corp.	235,265	27
	Topkey Corp.	8,000	27
	Radium Life Tech Co. Ltd.	87,393	27
	Taiwan TEA Corp.	59,000	27
	IEI Integration Corp.	24,380	27
	Universal Cement Corp.	41,454	27
*	Medigen Biotechnology Corp.	14,000	26
	Career Technology MFG. Co. Ltd.	46,000	26
	Taiwan FamilyMart Co. Ltd.	4,000	26
*	Ritek Corp.	296,000	26
	Taiwan Land Development Corp.	77,000	26
*	Gigastorage Corp.	34,000	25
	Long Bon International Co. Ltd.	44,000	25
	Masterlink Securities Corp.	91,800	25
	Hung Poo Real Estate Development Corp.	31,000	25
	Taiwan Acceptance Corp.	11,000	25
*	Ho Tung Chemical Corp.	111,300	25
*	TWi Pharmaceuticals Inc.	7,000	24
	A-DATA Technology Co. Ltd.	26,190	24
*	AGV Products Corp.	96,000	24
	Lite-On Semiconductor Corp.	38,000	24

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Advanced International Multitech Co. Ltd.	35,000	23
	Ichia Technologies Inc.	49,000	23
	FocalTech Systems Co. Ltd.	26,923	23
	Wah Lee Industrial Corp.	17,000	23
*	Lotus Pharmaceutical Co. Ltd.	11,000	23
	CyberTAN Technology Inc.	44,000	23
	Test Rite International Co. Ltd.	37,000	22
	Kindom Construction Corp.	45,000	22
	Elite Semiconductor Memory Technology Inc.	27,000	22
	Taiwan Surface Mounting Technology Corp.	26,250	22
	Tong-Tai Machine & Tool Co. Ltd.	28,560	21
	Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	21
*	Taiwan Liposome Co. Ltd.	5,000	21
	Jentech Precision Industrial Co. Ltd.	16,000	21
	GeoVision Inc.	9,680	20
	Vivotek Inc.	8,564	20
	KEE TAI Properties Co. Ltd.	41,000	19
*	Mosel Vitelic Inc.	209,554	19
	Rechi Precision Co. Ltd.	25,000	19
*	Concord Securities Co. Ltd.	96,000	19
	Global Mixed Mode Technology Inc.	9,000	19
*	Li Peng Enterprise Co. Ltd.	75,600	18
	BES Engineering Corp.	99,000	18
	Sinyi Realty Inc.	21,630	18
	Rich Development Co. Ltd.	63,000	18
	Unity Opto Technology Co. Ltd.	38,000	17
*	HUA ENG Wire & Cable Co. Ltd.	61,757	13
	Yulon Nissan Motor Co. Ltd.	2,000	13
*	Genius Electronic Optical Co. Ltd.	8,714	12
	Great China Metal Industry	14,233	12
*	G Tech Optoelectronics Corp.	38,000	11
*	Gold Circuit Electronics Ltd.	41,000	10
	AV Tech Corp.	5,341	4
	Taiwan Sanyo Electric Co. Ltd.	3,274	2
	ENG Electric Co. Ltd.	3,180	2
*	Forest Water Environment Engineering Co. Ltd.	261	—
			110,025
Thailand (0.3%)
	Kasikornbank PCL (Foreign)	249,351	1,189
^	Advanced Info Service PCL (Foreign)	242,100	1,079
	CP ALL PCL (Foreign)	734,300	960
*	Airports of Thailand PCL	83,814	940
	Siam Commercial Bank PCL (Foreign)	227,900	869
	PTT PCL (Foreign)	99,000	860
	Siam Cement PCL (Foreign)	57,900	808
*	PTT PCL	71,700	623
*	Big C Supercenter PCL	64,500	461
	PTT Exploration & Production PCL (Foreign)	209,181	449
	PTT Global Chemical PCL (Foreign)	239,715	427
	Bangkok Bank PCL (Foreign)	89,698	425
*	Bangkok Dusit Medical Services PCL (Local)	622,200	424
*	Krung Thai Bank PCL (Foreign)	687,175	343
	Central Pattana PCL	208,800	315
^	Charoen Pokphand Foods PCL (Foreign)	456,300	310
	Thai Oil PCL (Foreign)	159,800	301
*	Siam Commercial Bank PCL (Local)	77,800	297
*	Digital Telecommunications Infrastructure Fund	688,200	295
*	True Corp. PCL	1,370,453	291
*	OBI Pharma Inc.	23,000	271
*	Indorama Ventures PCL (Local)	332,500	270
*	Bumrungrad Hospital PCL	42,500	247
*	Intouch Holdings PCL	160,600	242
	Thai Union Frozen Products PCL (Foreign)	404,880	239
^	TMB Bank PCL	3,532,900	230

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	IRPC PCL (Foreign)	1,491,200	217
^	Intouch Holdings NVDR	135,496	204
*	Siam City Cement PCL (Local)	20,748	192
	Electricity Generating PCL (Foreign)	37,200	189
	Minor International PCL (Foreign)	174,710	186
*	Minor International PCL	172,260	183
	Bumrungrad Hospital PCL (Foreign)	30,900	179
*	Central Plaza Hotel PCL	162,200	178
*	Bangkok Expressway & Metro PCL	1,033,609	176
*	Charoen Pokphand Foods PCL	255,900	174
	BEC World PCL (Foreign)	225,100	167
*	Robinson Department Store PCL	112,700	166
*	PTT Global Chemical PCL (Local)	92,500	165
	BTS Group Holdings PCL ADR (Depository Receipt)	604,800	159
*	CP ALL PCL (Local)	121,500	159
*	PTT Exploration and Production PCL (Local)	72,800	156
	Home Product Center PCL (Foreign)	677,598	156
	Pruksa Real Estate PCL	210,700	155
*	Jasmine Broadband Internet Infrastructure Fund	559,400	150
	TTW PCL	489,200	144
^	Total Access Communication PCL (Foreign)	145,300	140
*	CH Karnchang PCL	187,300	135
*	Krungthai Card PCL	49,400	130
^	Thoresen Thai Agencies PCL (Foreign)	480,252	127
*	BTS Rail Mass Transit Growth Infrastructure Fund	361,700	123
*	Land & Houses PCL	508,200	123
	Bangkok Dusit Medical Services PCL (Foreign)	176,000	120
	Delta Electronics Thailand PCL (Foreign)	56,600	116
*	Cal-Comp Electronics Thailand PCL	1,344,630	116
*	KCE Electronics PCL	48,000	108
*	Group Lease PCL	149,700	107
*	Delta Electronics Thailand PCL (Domestic)	51,800	107
*	Superblock PCL	2,021,200	106
*	Carabao Group PCL	91,600	105
*	momo.com Inc.	16,000	104
*	PTG Energy PCL	242,700	103
*	Tipco Asphalt PCL	140,500	99
*	Glow Energy PCL	37,300	94
*	Srisawad Power 1979 PCL	77,367	93
	Kiatnakin Bank PCL	74,800	89
	Thanachart Capital PCL (Foreign)	88,900	88
*	BTS Group Holdings PCL	332,800	88
	Jasmine International PCL	696,100	87
*	Dynasty Ceramic PCL	696,900	86
*	Thaicom PCL	103,800	85
*	VGI Global Media PCL	652,900	85
	Glow Energy PCL (Foreign)	32,700	83
*	Unique Engineering & Construction PCL	155,600	79
*	U City PCL	90,412,494	78
*	Home Product Center PCL	317,600	73
*	Bangkok Airways Co. Ltd.	99,400	73
*	Inter Far East Energy Corp.	351,100	71
*	Muangthai Leasing PCL	124,100	71
*	Chularat Hospital PCL	837,980	69
*	Sino-Thai Engineering & Construction PCL	99,100	65
	Bangkok Expressway & Metro PCL (Foreign)	373,046	64
*	Siam Global House PCL	194,159	62
*	Hana Microelectronics PCL	64,600	61
*	Esso Thailand PCL	408,900	61
*	Samart Corp. PCL	128,900	59
*	Italian-Thai Development PCL	284,200	58
*	Bangkok Life Assurance PCL	50,940	56
*	TICON Industrial Connection PCL	132,600	54
*	Berli Jucker PCL	49,600	53

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Bangkok Land PCL	1,219,100	53
*	Ratchaburi Electricity Generating Holding PCL (Local)	35,300	51
	True Corp. PCL (Foreign)	235,608	50
*	Tisco Financial Group PCL	40,100	50
*	Thanachart Capital PCL (Domestic)	50,100	50
*	Banpu PCL (Local)	131,700	48
*	Gunkul Engineering PCL	60,125	46
*	Bangkok Chain Hospital PCL	154,400	45
	Hana Microelectronics PCL (Foreign)	46,600	44
*	Thai Airways International PCL (Foreign)	104,374	43
*	TPI Polene PCL	605,600	43
	LPN Development PCL	102,800	41
*	SPCG PCL	65,000	39
	WHA Corp. PCL (Domestic)	420,000	36
^	Siam City Cement PCL (Foreign)	3,800	35
*	CK Power PCL	529,000	33
*	Major Cineplex Group PCL	33,800	30
*	Quality Houses PCL	470,983	30
*	Sri Trang Agro-Industry PCL	78,200	29
*	Thai Vegetable Oil PCL	36,900	27
*	Univentures PCL	143,400	26
*	Total Access Communication PCL (Local)	25,400	24
*	Precious Shipping PCL	125,400	24
*	Bangchak Petroleum PCL	24,500	22
*	Sansiri PCL (Local)	463,100	20
*	Thai Reinsurance PCL	243,500	19
*	IRPC PCL	129,200	19
^	WHA Corp. PCL (Foreign)	210,509	18
*	Supalai PCL	30,600	18
*	MBK PCL	37,208	15
*	Banpu PCL (Local) Rights Exp. 05/31/2016	65,850	15
*	Precious Shipping PCL (Foreign)	62,700	12
	CK Power PCL (Foreign)	179,860	11
*	True Corp. PCL Rights Exp. 06/21/16	460,434	4
*	Thoresen Thai Agencies PCL (Local)	13,200	3
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	2
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	33,250	2
*	Indorama Ventures Warrants Exp. 08/24/2018	25,576	1
*	Minor International Warrants Exp.11/03/2017	7,830	1
*	WHA Corp. PCL Warrants Exp. 12/31/2019	5,106	1
*	True Corp. PCL - Foreign Rights Exp. 06/21/16	79,158	1
*	Jasmine International PCL Warrants Expire 06/25/2020	341,225	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	53,346	—
*	VGI Global Media PCL Warrants	35,725	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	—
*	Precious Shipping PCL Warrants	6,270	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	—
			21,656
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	432,590	1,332
	Akbank TAS	392,878	1,207
	BIM Birlesik Magazalar AS	44,743	985
*	Turkcell Iletisim Hizmetleri AS	157,420	681
	Turkiye Halk Bankasi AS	174,882	672
	Tupras Turkiye Petrol Rafinerileri AS	24,875	656
	KOC Holding AS	120,077	627
	Haci Omer Sabanci Holding AS (Bearer)	159,095	574
	Eregli Demir ve Celik Fabrikalari TAS	274,084	457
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	397,961	428
	Ford Otomotiv Sanayi AS	27,932	375
	Turkiye Vakiflar Bankasi TAO	204,427	361
	Turkiye Is Bankasi	196,810	345
	Anadolu Efes Biracilik Ve Malt Sanayii AS	41,074	323

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Turk Hava Yollari AO	112,114	276
	Is Gayrimenkul Yatirim Ortakligi AS	380,074	257
*	Yapi ve Kredi Bankasi AS	163,123	249
	Arcelik AS	35,788	240
	Turk Telekomunikasyon AS	83,613	202
	Turkiye Sise ve Cam Fabrikalari AS	136,478	191
	TAV Havalimanlari Holding AS	32,203	188
	Ulker Biskuvi Sanayi AS	23,237	185
	Tofas Turk Otomobil Fabrikasi AS	22,955	182
	Coca-Cola Icecek AS	10,490	154
*	Vestel Elektronik Sanayi ve Ticaret AS	55,778	144
*	Aksa Enerji Uretim AS Class B	123,798	126
*	Sekerbank TAS	205,730	117
	Enka Insaat ve Sanayi AS	63,314	110
	Bizim Toptan Satis Magazalari AS	17,130	107
*	Petkim Petrokimya Holding AS	68,494	100
*	Aksigorta AS	132,563	95
*	Zorlu Enerji Elektrik Uretim AS	123,101	76
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	66
	Turkiye Sinai Kalkinma Bankasi AS	95,845	60
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	58
*	Asya Katilim Bankasi AS	219,779	57
*	Koza Altin Isletmeleri AS	8,052	53
	Aygaz AS	12,065	50
	Aselsan Elektronik Sanayi Ve Ticaret AS	6,963	50
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	47
	Turk Traktor ve Ziraat Makineleri AS	1,534	45
	Aksa Akrilik Kimya Sanayii AS	11,842	41
*	Dogan Sirketler Grubu Holding AS	168,390	34
	Dogus Otomotiv Servis ve Ticaret AS	7,386	32
	Yazicilar Holding AS Class A	5,506	30
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	30
*	Pegasus Hava Tasimaciligi AS	4,428	26
	Albaraka Turk Katilim Bankasi AS	32,421	18
*	Vakif Gayrimenkul Yatirim Ortakligi AS	19,147	17
	Trakya Cam Sanayii AS	20,697	16
			12,752
United Arab Emirates (0.1%)
	Emirates Telecommunications Group Co. PJSC	356,601	1,831
	Emaar Properties PJSC	697,449	1,276
	First Gulf Bank PJSC	216,264	757
	DP World Ltd.	38,936	726
	Abu Dhabi Commercial Bank PJSC	364,999	653
	Aldar Properties PJSC	529,166	390
	DAMAC Properties Dubai Co. PJSC	508,546	355
	Emaar Malls Group PJSC	391,593	307
	Dubai Islamic Bank PJSC	165,859	262
*	Dubai Parks & Resorts PJSC	676,503	244
	Union National Bank PJSC	199,193	193
	Dubai Financial Market PJSC	426,230	176
*	Arabtec Holding PJSC	386,155	171
*	Deyaar Development PJSC	811,495	142
	Al Waha Capital PJSC	234,724	131
	Agthia Group PJSC	50,166	106
	Dubai Investments PJSC	171,276	101
*	Aramex PJSC	106,323	98
	Amanat Holdings PJSC	389,761	90
	Air Arabia PJSC	256,371	86
*	Dana Gas PJSC	547,053	84
*	Drake & Scull International PJSC	459,669	70
	National Central Cooling Co. PJSC	134,628	50
*	Eshraq Properties Co. PJSC	184,450	43
	Union Properties PJSC	142,828	32

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
RAK Properties PJSC	168,932	26
		8,400
United Kingdom (6.7%)
HSBC Holdings plc	3,906,561	25,888
British American Tobacco plc	372,256	22,697
Royal Dutch Shell plc Class A	839,427	21,987
GlaxoSmithKline plc	969,425	20,719
BP plc	3,698,600	20,377
Royal Dutch Shell plc Class B	750,731	19,710
Vodafone Group plc	5,315,961	17,127
AstraZeneca plc	252,637	14,495
Diageo plc	502,398	13,583
Lloyds Banking Group plc	12,812,347	12,576
Reckitt Benckiser Group plc	126,566	12,330
SABMiller plc	189,852	11,628
Unilever plc	243,679	10,888
BT Group plc	1,668,102	10,813
National Grid plc	751,206	10,719
Imperial Brands plc	193,482	10,520
Prudential plc	511,666	10,100
Barclays plc	3,365,665	8,450
Rio Tinto plc	244,123	8,189
Shire plc	117,648	7,342
WPP plc	261,350	6,106
Compass Group plc	330,653	5,888
BHP Billiton plc	425,336	5,812
Glencore plc	2,328,289	5,564
Aviva plc	823,246	5,216
CRH plc	168,614	4,910
BAE Systems plc	632,240	4,411
Standard Chartered plc	540,646	4,370
SSE plc	197,559	4,365
* Tesco plc	1,633,938	4,108
RELX plc	228,893	4,055
Legal & General Group plc	1,214,744	3,970
ARM Holdings plc	282,947	3,884
Rolls-Royce Holdings plc	372,882	3,658
Centrica plc	1,027,129	3,587
Experian plc	195,423	3,581
Associated British Foods plc	69,537	3,120
Smith & Nephew plc	178,425	3,022
Anglo American plc	266,160	2,977
Wolseley plc	50,709	2,840
Sky plc	204,834	2,816
Land Securities Group plc	167,334	2,772
Old Mutual plc	998,700	2,715
London Stock Exchange Group plc	63,439	2,520
ITV plc	743,811	2,452
Kingfisher plc	456,197	2,431
* Paddy Power Betfair plc	16,560	2,216
Next plc	29,418	2,189
* Royal Bank of Scotland Group plc	645,849	2,173
British Land Co. plc	201,730	2,123
Whitbread plc	36,505	2,069
Marks & Spencer Group plc	324,025	2,010
Capita plc	135,828	1,990
Pearson plc	166,952	1,967
InterContinental Hotels Group plc	48,898	1,954
Randgold Resources Ltd.	18,919	1,890
Bunzl plc	62,820	1,875
Sage Group plc	213,180	1,847
Standard Life plc	381,033	1,820
Carnival plc	36,362	1,814
Persimmon plc	60,917	1,772

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	United Utilities Group plc	128,156	1,762
	Taylor Wimpey plc	638,658	1,723
	Johnson Matthey plc	39,241	1,659
	DCC plc	18,275	1,621
	Burberry Group plc	89,454	1,558
	Barratt Developments plc	199,211	1,551
	International Consolidated Airlines Group SA (London Shares)	199,843	1,536
	Intertek Group plc	31,606	1,508
	Severn Trent plc	43,860	1,430
	Direct Line Insurance Group plc	259,820	1,376
	Mondi plc	71,113	1,362
	Travis Perkins plc	50,089	1,355
	GKN plc	329,309	1,344
	RSA Insurance Group plc	196,907	1,323
	Ashtead Group plc	98,600	1,311
	Wm Morrison Supermarkets plc	467,490	1,308
	St. James's Place plc	101,578	1,289
	Hammerson plc	148,391	1,270
	3i Group plc	182,556	1,266
	Rexam plc	138,339	1,265
	Smiths Group plc	76,569	1,243
	Inmarsat plc	91,123	1,240
	Provident Financial plc	29,017	1,238
	Dixons Carphone plc	197,366	1,229
	Royal Mail plc	167,950	1,196
	Informa plc	121,877	1,168
	J Sainsbury plc	275,699	1,166
	Croda International plc	26,274	1,157
	Berkeley Group Holdings plc	25,437	1,115
2	Auto Trader Group plc	194,896	1,070
	Admiral Group plc	38,251	1,040
	Mediclinic International plc	77,553	1,026
	DS Smith plc	183,894	1,026
	TUI AG	68,083	988
	Rightmove plc	17,295	977
	Meggitt plc	161,661	972
	Hikma Pharmaceuticals plc	29,762	960
	Halma plc	71,055	927
	Derwent London plc	19,246	925
	Pennon Group plc	77,652	923
	easyJet plc	42,285	911
	Aberdeen Asset Management plc	206,130	902
	Spirax-Sarco Engineering plc	17,922	895
	Howden Joinery Group plc	123,575	894
	G4S plc	318,776	879
	Micro Focus International plc	38,161	854
	IMI plc	62,234	852
	Segro plc	138,553	847
	Inchcape plc	84,810	841
2	Merlin Entertainments plc	131,849	833
	Bellway plc	23,124	828
	IG Group Holdings plc	72,917	825
	William Hill plc	178,300	816
	Weir Group plc	46,174	811
	Investec plc	105,731	810
	Rentokil Initial plc	307,428	792
	Babcock International Group plc	57,064	792
	Capital & Counties Properties plc	148,928	771
	Schroders plc	20,830	767
	Coca-Cola HBC AG	37,392	766
*	Tullow Oil plc	185,423	762
	Intu Properties plc	170,317	758
	Aggreko plc	47,567	757
	Tate & Lyle plc	86,483	745

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hargreaves Lansdown plc	39,374	741
	Man Group plc	342,508	741
	Great Portland Estates plc	66,759	740
	Booker Group plc	311,763	739
	Hiscox Ltd.	55,690	734
	Henderson Group plc	195,766	733
	ICAP plc	106,069	727
	UBM plc	86,278	719
	Greene King plc	59,088	707
	Shaftesbury plc	50,759	675
*	BTG plc	76,868	666
	RPC Group plc	61,962	661
	Fresnillo plc	39,564	645
	Spectris plc	24,121	644
	John Wood Group plc	69,418	635
	Polymetal International plc	61,108	633
	Cable & Wireless Communications plc	584,140	630
	BBA Aviation plc	214,525	628
	Petrofac Ltd.	49,769	617
	Essentra plc	51,843	617
	Ultra Electronics Holdings plc	22,359	577
	Britvic plc	55,808	575
	Amec Foster Wheeler plc	79,238	574
*	CYBG plc	175,957	570
	Hays plc	291,704	547
	Daily Mail & General Trust plc	53,295	545
	WH Smith plc	22,013	539
	Intermediate Capital Group plc	59,986	539
	Berendsen plc	31,158	538
	Phoenix Group Holdings	41,843	527
	New Europe Property Investments plc	41,641	525
	GVC Holdings plc	65,305	517
	Moneysupermarket.com Group plc	111,951	514
	Close Brothers Group plc	28,775	510
	Playtech plc	43,324	510
	Regus plc	119,226	510
	AA plc	124,516	508
	Antofagasta plc	71,557	507
	Rotork plc	177,812	486
*	Just Eat plc	86,306	485
*	Beazley plc	100,763	480
*	Balfour Beatty plc	136,460	477
*	Cairn Energy plc	144,696	474
	Cobham plc	209,564	473
	Greencore Group plc	85,749	453
	UDG Healthcare plc	50,283	450
	Kier Group plc	25,798	449
^	TalkTalk Telecom Group plc	112,065	439
	Grafton Group plc	43,156	436
	Home Retail Group plc	172,205	430
	Jupiter Fund Management plc	67,553	416
	SSP Group plc	98,334	414
	WS Atkins plc	21,067	411
*	Thomas Cook Group plc	315,209	408
	National Express Group plc	83,942	399
	Michael Page International plc	66,953	399
	QinetiQ Group plc	120,994	396
	Crest Nicholson Holdings plc	51,250	391
	Bovis Homes Group plc	30,538	390
^	Carillion plc	88,745	382
*	Firstgroup plc	259,520	379
*,^	Ocado Group plc	86,295	373
	Cineworld Group plc	48,858	370
	Electrocomponents plc	97,528	368

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	UNITE Group plc	39,611	366
	Domino's Pizza Group plc	26,554	357
	Bodycote plc	40,530	354
	Kennedy Wilson Europe Real Estate plc	22,020	351
	Dignity plc	9,696	346
	Go-Ahead Group plc	9,218	345
^	Ashmore Group plc	76,171	342
	Stagecoach Group plc	90,542	341
	Synthomer plc	66,722	340
	Tritax Big Box REIT plc	169,573	336
	Victrex plc	16,375	336
	Drax Group plc	70,613	330
	Greggs plc	21,531	326
*	Serco Group plc	228,867	322
	Centamin plc	181,977	322
	Marston's plc	151,725	319
	SIG plc	158,243	314
	Lancashire Holdings Ltd.	39,009	314
	Renishaw plc	11,308	313
	AVEVA Group plc	13,228	312
*	Sports Direct International plc	54,487	307
	Mitie Group plc	77,374	307
	Dechra Pharmaceuticals plc	18,825	305
	Savills plc	28,052	304
	Ladbrokes plc	176,641	303
	Debenhams plc	263,423	303
2	Spire Healthcare Group plc	61,577	295
	Dunelm Group plc	22,807	295
	Senior plc	91,403	292
	Elementis plc	91,803	290
	Indivior plc	122,938	290
	Card Factory plc	54,269	289
	Laird plc	56,735	289
	Big Yellow Group plc	24,501	289
	PZ Cussons plc	60,862	287
	Assura plc	339,243	281
	Grainger plc	86,141	280
	Fidessa Group plc	7,895	275
2	John Laing Group plc	87,456	271
	Interserve plc	42,639	266
	Diploma plc	24,800	265
	Pets at Home Group plc	74,763	265
	Entertainment One Ltd.	96,749	262
	Galliford Try plc	13,953	261
	Halfords Group plc	42,204	260
	Genus plc	11,766	258
	Tullett Prebon plc	49,542	246
	Workspace Group plc	19,761	241
	HomeServe plc	39,715	241
	Paragon Group of Cos. plc	53,651	233
	Northgate plc	38,520	227
	De La Rue plc	31,622	224
	Dairy Crest Group plc	26,556	219
	Morgan Advanced Materials plc	63,382	219
	Keller Group plc	16,785	217
	Vesuvius plc	45,788	216
	Safestore Holdings plc	43,113	214
*,2	Wizz Air Holdings plc	7,662	211
	LondonMetric Property plc	90,776	210
	BGEO Group plc	6,126	205
	Redrow plc	36,404	204
	F&C Commercial Property Trust Ltd.	103,724	202
	Brewin Dolphin Holdings plc	50,121	201
	Virgin Money Holdings UK plc	37,241	199

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ted Baker plc	5,585	195
	RPS Group plc	72,187	184
2	Zoopla Property Group plc	42,590	184
	Devro plc	44,654	182
	KCOM Group plc	120,418	182
	Polypipe Group plc	41,455	178
	JD Sports Fashion plc	9,543	174
2	Sophos Group plc	57,862	174
*	Evraz plc	82,987	172
	NMC Health plc	11,230	172
	Hansteen Holdings plc	112,916	171
	esure Group plc	42,145	166
	N Brown Group plc	41,889	164
	Petra Diamonds Ltd.	92,525	160
	Picton Property Income Ltd.	146,811	156
	Spirent Communications plc	135,839	156
*	Vectura Group plc	61,227	154
*	SVG Capital plc	19,891	150
	Lookers plc	73,386	150
	Acacia Mining plc	29,009	149
	SuperGroup plc	8,302	148
*	Imagination Technologies Group plc	64,842	148
	Restaurant Group plc	36,332	146
	Mitchells & Butlers plc	36,759	144
	Melrose Industries plc	26,376	144
	UK Commercial Property Trust Ltd.	118,056	143
	Countrywide plc	27,491	143
	Helical Bar plc	25,204	141
	International Personal Finance plc	35,699	140
	Chesnara plc	31,183	139
	OM Asset Management plc	10,100	136
	JRP Group plc	64,763	130
	St. Modwen Properties plc	28,439	127
	Lonmin plc	45,159	124
	J D Wetherspoon plc	12,487	121
*	Ophir Energy plc	108,688	120
	Telecom Plus plc	8,363	114
	Redefine International PLC	161,814	111
^	Vedanta Resources plc	18,036	111
	ITE Group plc	49,024	111
	Hunting plc	20,638	111
*,2	Shawbrook Group plc	25,907	109
	888 Holdings plc	33,538	106
	Xaar plc	14,941	106
*	Allied Minds plc	18,342	103
*	Xchanging plc	37,088	103
	Computacenter plc	8,299	101
*	Enterprise Inns plc	77,242	98
*	KAZ Minerals plc	37,455	94
	Foxtons Group plc	44,447	94
	Oxford Instruments plc	9,640	93
*	Aldermore Group plc	32,589	90
	Premier Farnell plc	49,682	88
	Nostrum Oil & Gas plc	19,562	86
*	Premier Oil plc	73,323	79
	Poundland Group plc	31,139	78
	Connect Group plc	34,236	78
	Schroder REIT Ltd.	87,915	75
	Stobart Group Ltd.	48,087	72
	OneSavings Bank plc	17,280	72
	Speedy Hire plc	134,596	72
	Chemring Group plc	34,601	72
	Fenner plc	33,918	71
*,^	AO World plc	25,742	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Daejan Holdings plc	813	67
	Soco International plc	29,740	64
*	Hochschild Mining plc	28,168	64
	Shanks Group plc	48,766	57
*	Premier Foods plc	98,103	56
*	Mothercare plc	31,304	56
*	SDL plc	9,382	56
	Severfield plc	69,430	53
*,^	Genel Energy plc	25,864	50
	Morgan Sindall Group plc	3,985	47
	Cape plc	13,478	45
*	Lamprell plc	34,894	44
*,^	Afren plc	141,140	4
			552,200
United States (52.5%)
Basic Materials (1.3%)
	Dow Chemical Co.	223,746	11,771
	EI du Pont de Nemours & Co.	175,522	11,569
	Praxair Inc.	57,560	6,761
	Air Products & Chemicals Inc.	42,829	6,248
	Ecolab Inc.	53,517	6,153
	LyondellBasell Industries NV Class A	73,072	6,041
	PPG Industries Inc.	54,146	5,977
	Newmont Mining Corp.	106,134	3,712
	International Paper Co.	82,820	3,584
	Freeport-McMoRan Inc.	229,991	3,220
	Nucor Corp.	63,585	3,165
	Alcoa Inc.	265,979	2,971
	Eastman Chemical Co.	31,662	2,418
	Celanese Corp. Class A	31,241	2,209
	Mosaic Co.	70,950	1,986
	International Flavors & Fragrances Inc.	16,209	1,936
	CF Industries Holdings Inc.	47,215	1,561
	Airgas Inc.	10,837	1,544
	Albemarle Corp.	22,935	1,517
	RPM International Inc.	29,300	1,481
	Ashland Inc.	11,929	1,331
	Avery Dennison Corp.	16,930	1,229
	Steel Dynamics Inc.	46,300	1,167
	FMC Corp.	25,878	1,119
*	WR Grace & Co.	14,400	1,104
	Southern Copper Corp.	34,035	1,010
	Reliance Steel & Aluminum Co.	13,100	969
*	Axalta Coating Systems Ltd.	31,824	906
	Royal Gold Inc.	12,400	776
	NewMarket Corp.	1,800	731
	CONSOL Energy Inc.	45,390	683
	Olin Corp.	29,110	634
	PolyOne Corp.	17,200	619
	United States Steel Corp.	29,931	572
	Sensient Technologies Corp.	8,500	572
	Cabot Corp.	11,500	561
	Huntsman Corp.	34,000	535
	Compass Minerals International Inc.	7,000	525
	Domtar Corp.	12,300	475
	Minerals Technologies Inc.	7,200	431
	Balchem Corp.	6,500	399
	Westlake Chemical Corp.	7,900	397
	Allegheny Technologies Inc.	23,743	388
*	Chemtura Corp.	13,746	383
	Chemours Co.	41,964	383
	Commercial Metals Co.	20,900	375
	US Silica Holdings Inc.	14,000	358
	Axiall Corp.	15,000	353

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	GCP Applied Technologies Inc.	15,400	341
	HB Fuller Co.	7,600	340
	Worthington Industries Inc.	8,500	321
*	Cambrex Corp.	5,900	285
*	Platform Specialty Products Corp.	27,400	282
	Deltic Timber Corp.	4,500	281
	Carpenter Technology Corp.	7,200	255
*	Clearwater Paper Corp.	4,200	251
	Hecla Mining Co.	58,012	250
*	Stillwater Mining Co.	19,700	240
	Kaiser Aluminum Corp.	2,400	228
	PH Glatfelter Co.	9,500	218
	KapStone Paper and Packaging Corp.	12,500	199
	Stepan Co.	3,200	196
	Calgon Carbon Corp.	11,300	185
*	Ferro Corp.	13,400	171
	Innospec Inc.	3,300	160
*	AK Steel Holding Corp.	29,500	138
	A Schulman Inc.	4,200	117
*	Resolute Forest Products Inc.	19,700	114
	Ferroglobe plc	10,400	106
	Innophos Holdings Inc.	2,600	96
*	Kraton Performance Polymers Inc.	3,900	89
*	Century Aluminum Co.	7,800	69
	Haynes International Inc.	1,500	56
	Rayonier Advanced Materials Inc.	5,200	53
*	Koppers Holdings Inc.	1,900	48
	Tredegar Corp.	2,700	43
*	Veritiv Corp.	1,032	42
*	Intrepid Potash Inc.	500	1
			109,984
Consumer Goods (5.5%)
	Procter & Gamble Co.	543,930	43,580
	Coca-Cola Co.	824,645	36,944
	Philip Morris International Inc.	312,219	30,635
	PepsiCo Inc.	290,382	29,898
	Altria Group Inc.	392,018	24,583
	Mondelez International Inc. Class A	313,777	13,480
	NIKE Inc. Class B	220,850	13,017
	Colgate-Palmolive Co.	182,176	12,920
	Ford Motor Co.	778,920	10,562
	Kimberly-Clark Corp.	73,524	9,204
	Kraft Heinz Co.	117,373	9,163
	General Motors Co.	287,928	9,156
	Monsanto Co.	88,262	8,268
	Reynolds American Inc.	166,166	8,242
	General Mills Inc.	118,676	7,280
	Johnson Controls Inc.	130,825	5,416
	Constellation Brands Inc. Class A	33,947	5,298
	Archer-Daniels-Midland Co.	121,072	4,836
	Activision Blizzard Inc.	136,477	4,704
*	Tesla Motors Inc.	18,407	4,432
*	Monster Beverage Corp.	30,453	4,392
	VF Corp.	67,794	4,274
	Newell Brands Inc.	93,107	4,240
	Delphi Automotive plc	56,379	4,151
	Estee Lauder Cos. Inc. Class A	42,900	4,113
	Tyson Foods Inc. Class A	58,590	3,856
	ConAgra Foods Inc.	85,356	3,803
	Kellogg Co.	48,912	3,757
*	Electronic Arts Inc.	59,176	3,660
	Stanley Black & Decker Inc.	31,462	3,521
	Dr Pepper Snapple Group Inc.	37,473	3,407
	Mead Johnson Nutrition Co.	37,492	3,267

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Molson Coors Brewing Co. Class B	33,058	3,161
	Clorox Co.	24,704	3,094
	Genuine Parts Co.	31,334	3,007
	JM Smucker Co.	23,150	2,940
	Hershey Co.	30,964	2,883
	Whirlpool Corp.	15,559	2,709
	Church & Dwight Co. Inc.	25,808	2,392
*	Mohawk Industries Inc.	12,225	2,355
	Hanesbrands Inc.	80,600	2,340
	Coca-Cola Enterprises Inc.	43,940	2,306
	Coach Inc.	55,910	2,252
	Brown-Forman Corp. Class B	22,564	2,173
	Autoliv Inc.	17,502	2,143
	Campbell Soup Co.	34,663	2,139
	Mattel Inc.	68,304	2,124
	Hormel Foods Corp.	54,150	2,087
	McCormick & Co. Inc.	22,242	2,086
	DR Horton Inc.	68,191	2,050
	Hasbro Inc.	23,229	1,966
*	LKQ Corp.	57,980	1,858
	Harley-Davidson Inc.	37,608	1,799
	Bunge Ltd.	28,756	1,797
*	Michael Kors Holdings Ltd.	34,700	1,793
	Snap-on Inc.	10,900	1,736
	Lear Corp.	14,771	1,701
*	Under Armour Inc. Class A	36,800	1,617
	Lennar Corp. Class A	35,443	1,606
	Leggett & Platt Inc.	31,581	1,557
	BorgWarner Inc.	42,994	1,544
	Goodyear Tire & Rubber Co.	53,209	1,541
	PVH Corp.	15,788	1,509
*	Under Armour Inc.	36,800	1,501
	Ingredion Inc.	12,900	1,485
*	WhiteWave Foods Co. Class A	33,822	1,360
*	lululemon athletica Inc.	19,798	1,298
*	WABCO Holdings Inc.	11,300	1,267
	Polaris Industries Inc.	11,800	1,155
*	NVR Inc.	691	1,148
	Leucadia National Corp.	68,437	1,142
	Ralph Lauren Corp. Class A	11,959	1,115
	Harman International Industries Inc.	14,512	1,114
*	Middleby Corp.	9,600	1,053
*	Herbalife Ltd.	17,500	1,014
*	TreeHouse Foods Inc.	11,431	1,011
	PulteGroup Inc.	54,596	1,004
*	Edgewell Personal Care Co.	11,760	965
*	Post Holdings Inc.	13,172	946
	Pinnacle Foods Inc.	21,568	919
	Carter's Inc.	8,600	917
	Brunswick Corp.	18,800	903
	Gentex Corp.	56,178	901
*	Toll Brothers Inc.	31,372	856
*	Hain Celestial Group Inc.	20,400	854
*	Skechers U.S.A. Inc. Class A	25,800	853
*	Tempur Sealy International Inc.	11,808	716
	Flowers Foods Inc.	35,256	676
	Pool Corp.	7,700	673
*	Kate Spade & Co.	25,400	654
*	Vista Outdoor Inc.	13,262	636
*	Tenneco Inc.	11,900	634
	Scotts Miracle-Gro Co. Class A	8,832	625
	Visteon Corp.	7,700	613
	CalAtlantic Group Inc.	16,888	547
	Snyder's-Lance Inc.	16,994	543

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Take-Two Interactive Software Inc.	15,800	540
	Thor Industries Inc.	8,400	538
	WD-40 Co.	5,200	532
*	Helen of Troy Ltd.	5,300	528
	Tupperware Brands Corp.	9,000	523
	Energizer Holdings Inc.	11,960	520
*	Darling Ingredients Inc.	35,700	517
*,^	Fitbit Inc. Class A	28,300	516
	Lancaster Colony Corp.	4,300	501
	B&G Foods Inc.	12,100	499
	Spectrum Brands Holdings Inc.	4,323	491
*	Steven Madden Ltd.	12,450	436
	Avon Products Inc.	89,625	422
	Nu Skin Enterprises Inc. Class A	10,100	412
	HNI Corp.	9,300	407
	Wolverine World Wide Inc.	21,300	404
*	Manitowoc Foodservice Inc.	26,300	395
	Cooper Tire & Rubber Co.	11,400	394
*	TRI Pointe Group Inc.	33,600	390
	Vector Group Ltd.	17,970	388
	Sanderson Farms Inc.	4,200	385
*	Deckers Outdoor Corp.	6,600	382
	Herman Miller Inc.	12,600	380
*	Fossil Group Inc.	9,100	369
*	Zynga Inc. Class A	152,551	363
^	Coty Inc. Class A	11,600	353
*	G-III Apparel Group Ltd.	7,400	335
	Fresh Del Monte Produce Inc.	7,695	333
	Dana Holding Corp.	25,700	332
*	Tumi Holdings Inc.	12,000	320
*	Blue Buffalo Pet Products Inc.	12,700	314
	Dean Foods Co.	17,950	309
	Steelcase Inc. Class A	19,200	293
*	Meritage Homes Corp.	8,600	293
	Columbia Sportswear Co.	4,800	281
*	Pilgrim's Pride Corp.	10,400	280
^	Cal-Maine Foods Inc.	5,500	279
*	Gentherm Inc.	7,500	276
	La-Z-Boy Inc.	10,500	272
*	Boston Beer Co. Inc. Class A	1,700	265
*	Dorman Products Inc.	4,900	264
	J&J Snack Foods Corp.	2,500	253
	Drew Industries Inc.	3,600	233
*	American Axle & Manufacturing Holdings Inc.	14,400	223
	Schweitzer-Mauduit International Inc.	6,300	217
*	GoPro Inc. Class A	17,103	216
*	Select Comfort Corp.	8,400	207
*	Caesarstone Sdot-Yam Ltd.	5,400	200
	Universal Corp.	3,600	196
*	Cooper-Standard Holding Inc.	2,400	185
	Briggs & Stratton Corp.	8,700	184
	Interface Inc. Class A	10,600	180
	Oxford Industries Inc.	2,700	179
	KB Home	13,000	176
*	Wayfair Inc.	4,600	174
	Coca-Cola Bottling Co. Consolidated	1,000	159
	Callaway Golf Co.	16,997	159
*	Adecoagro SA	14,300	152
	Knoll Inc.	6,300	147
	Superior Industries International Inc.	5,500	144
	Tootsie Roll Industries Inc.	3,972	142
*	TiVo Inc.	14,181	142
*	National Beverage Corp.	3,000	140
	Ethan Allen Interiors Inc.	4,100	140

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	MDC Holdings Inc.	5,300	130
*	Seaboard Corp.	42	126
	Andersons Inc.	3,750	126
*	ACCO Brands Corp.	11,942	114
*	Crocs Inc.	12,400	104
*	USANA Health Sciences Inc.	700	83
	Winnebago Industries Inc.	3,500	76
	Cosan Ltd.	13,600	73
*	Modine Manufacturing Co.	5,400	58
*	Federal-Mogul Holdings Corp.	4,100	38
	National Presto Industries Inc.	400	35
*	Vera Bradley Inc.	1,800	32
			456,596
Consumer Services (7.2%)
*	Amazon.com Inc.	76,158	50,233
	Walt Disney Co.	326,087	33,672
	Home Depot Inc.	249,960	33,467
	Comcast Corp. Class A	487,815	29,640
	CVS Health Corp.	221,368	22,247
	McDonald's Corp.	175,700	22,224
	Wal-Mart Stores Inc.	314,197	21,010
	Starbucks Corp.	284,164	15,979
	Lowe's Cos. Inc.	183,516	13,951
	Walgreens Boots Alliance Inc.	174,893	13,866
*	Priceline Group Inc.	9,973	13,400
	Costco Wholesale Corp.	87,996	13,035
	Time Warner Inc.	160,127	12,032
	Time Warner Cable Inc.	55,982	11,874
	TJX Cos. Inc.	135,182	10,249
	Target Corp.	123,721	9,836
	McKesson Corp.	46,230	7,758
*	Netflix Inc.	81,249	7,315
	Kroger Co.	186,192	6,589
	Yum! Brands Inc.	81,919	6,517
	Twenty-First Century Fox Inc. Class A	213,338	6,456
*	O'Reilly Automotive Inc.	19,901	5,228
	Cardinal Health Inc.	66,265	5,199
*	eBay Inc.	212,760	5,198
	CBS Corp. Class B	87,757	4,906
	Sysco Corp.	104,429	4,811
*	AutoZone Inc.	6,209	4,751
	Ross Stores Inc.	81,620	4,634
	Dollar General Corp.	54,081	4,430
	Carnival Corp.	83,640	4,103
*	Liberty Global plc	107,998	3,953
	Omnicom Group Inc.	46,646	3,870
	Las Vegas Sands Corp.	80,457	3,633
	Nielsen Holdings plc	69,304	3,614
*	Dollar Tree Inc.	44,902	3,579
	L Brands Inc.	44,046	3,448
	AmerisourceBergen Corp. Class A	39,054	3,323
*,^	Charter Communications Inc. Class A	14,980	3,179
	Twenty-First Century Fox Inc.	97,613	2,940
	Viacom Inc. Class B	70,104	2,867
	Expedia Inc.	24,374	2,822
	Starwood Hotels & Resorts Worldwide Inc.	33,927	2,778
	Marriott International Inc. Class A	39,138	2,743
*	Ulta Salon Cosmetics & Fragrance Inc.	12,200	2,541
*	Chipotle Mexican Grill Inc. Class A	6,019	2,534
	Macy's Inc.	63,974	2,533
*	Liberty Interactive Corp. QVC Group Class A	91,847	2,406
	Royal Caribbean Cruises Ltd.	30,807	2,384
	Advance Auto Parts Inc.	15,000	2,341
	Hilton Worldwide Holdings Inc.	104,169	2,297

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Liberty Global plc Class A	57,021	2,151
*	DISH Network Corp. Class A	43,610	2,150
*	CarMax Inc.	39,702	2,102
	Interpublic Group of Cos. Inc.	85,807	1,968
*	MGM Resorts International	90,910	1,936
*	Sirius XM Holdings Inc.	477,440	1,886
	Tractor Supply Co.	19,900	1,884
	Best Buy Co. Inc.	56,972	1,828
	Tiffany & Co.	25,112	1,792
	Whole Foods Market Inc.	60,928	1,772
	Signet Jewelers Ltd.	15,900	1,726
	Foot Locker Inc.	27,733	1,704
*	Discovery Communications Inc.	62,247	1,667
	Delta Air Lines Inc.	39,265	1,636
*	IHS Inc. Class A	13,011	1,603
*	Norwegian Cruise Line Holdings Ltd.	32,487	1,588
	Darden Restaurants Inc.	25,479	1,586
	Kohl's Corp.	35,092	1,555
*	Bed Bath & Beyond Inc.	32,800	1,549
	Wyndham Worldwide Corp.	21,798	1,547
	Aramark	44,288	1,484
	Nordstrom Inc.	28,380	1,451
	Southwest Airlines Co.	32,369	1,444
	Wynn Resorts Ltd.	16,302	1,439
	Staples Inc.	131,901	1,345
*	TripAdvisor Inc.	20,468	1,322
	Cablevision Systems Corp. Class A	38,240	1,277
*	Rite Aid Corp.	152,800	1,230
	Domino's Pizza Inc.	9,800	1,185
	American Airlines Group Inc.	31,866	1,105
	FactSet Research Systems Inc.	7,300	1,100
	Service Corp. International	40,000	1,067
	Gap Inc.	46,009	1,066
*	ServiceMaster Global Holdings Inc.	27,298	1,046
*	Panera Bread Co. Class A	4,800	1,030
	Six Flags Entertainment Corp.	17,100	1,027
	Sabre Corp.	33,854	980
	TEGNA Inc.	41,777	976
	KAR Auction Services Inc.	25,604	963
	H&R Block Inc.	47,442	960
*	Liberty SiriusXM Group Class C	29,474	944
*	Sally Beauty Holdings Inc.	28,400	892
*	Sprouts Farmers Market Inc.	31,694	890
	Casey's General Stores Inc.	7,900	885
*	VCA Inc.	14,000	882
*	United Continental Holdings Inc.	19,200	880
	Scripps Networks Interactive Inc. Class A	13,965	871
*	Burlington Stores Inc.	15,262	869
	Vail Resorts Inc.	6,600	856
	Williams-Sonoma Inc.	14,100	829
	Dun & Bradstreet Corp.	7,430	820
*	Hertz Global Holdings Inc.	86,405	800
*	Copart Inc.	18,500	793
*	AMC Networks Inc. Class A	12,134	791
	News Corp. Class A	63,370	787
*	AutoNation Inc.	14,966	758
*	Liberty SiriusXM Group Class A	23,087	757
	Tribune Media Co. Class A	19,200	740
*	Live Nation Entertainment Inc.	33,800	726
	Cinemark Holdings Inc.	20,700	717
	Dick's Sporting Goods Inc.	15,100	700
	GameStop Corp. Class A	20,916	686
	MercadoLibre Inc.	5,100	637
	Dunkin' Brands Group Inc.	13,618	633

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Cracker Barrel Old Country Store Inc.	4,300	630
*	Office Depot Inc.	104,867	617
	New York Times Co. Class A	47,900	614
*	Madison Square Garden Co. Class A	3,733	586
	CST Brands Inc.	15,423	583
*	Discovery Communications Inc. Class A	21,241	580
	AMERCO	1,646	579
*	JC Penney Co. Inc.	60,234	559
	Brinker International Inc.	12,000	556
*	Urban Outfitters Inc.	17,917	543
*	Michaels Cos. Inc.	19,006	540
	Rollins Inc.	20,050	539
*	Bright Horizons Family Solutions Inc.	8,154	535
*	Buffalo Wild Wings Inc.	4,000	535
	American Eagle Outfitters Inc.	36,143	517
	Dolby Laboratories Inc. Class A	10,800	514
*	Murphy USA Inc.	8,930	513
	Graham Holdings Co. Class B	1,064	507
*	Houghton Mifflin Harcourt Co.	24,100	494
	Jack in the Box Inc.	7,200	486
*	DreamWorks Animation SKG Inc. Class A	12,120	484
*	Avis Budget Group Inc.	19,000	477
	Alaska Air Group Inc.	6,700	472
	International Game Technology plc	26,978	468
*	Starz	16,987	462
	Sinclair Broadcast Group Inc. Class A	14,400	462
*	Beacon Roofing Supply Inc.	10,798	461
	Big Lots Inc.	10,000	459
*	WebMD Health Corp.	7,300	458
	Wendy's Co.	42,028	456
	Cable One Inc.	992	455
*	Cabela's Inc.	8,700	454
	Lions Gate Entertainment Corp.	20,185	448
	Texas Roadhouse Inc. Class A	10,800	440
	News Corp. Class B	33,640	436
	John Wiley & Sons Inc. Class A	8,700	431
	Cheesecake Factory Inc.	8,400	428
	Bloomin' Brands Inc.	22,435	420
	Monro Muffler Brake Inc.	6,000	415
	GNC Holdings Inc. Class A	16,700	407
	Meredith Corp.	7,900	405
	Gannett Co. Inc.	23,988	404
	HSN Inc.	7,600	403
*	Five Below Inc.	9,500	396
*	Grand Canyon Education Inc.	8,700	380
	Sonic Corp.	10,700	368
	Core-Mark Holding Co. Inc.	4,500	367
	Lithia Motors Inc. Class A	4,400	365
*	Media General Inc.	21,051	365
	Churchill Downs Inc.	2,700	362
	Abercrombie & Fitch Co.	13,552	362
	Aaron's Inc.	13,400	351
*	JetBlue Airways Corp.	17,520	347
	DSW Inc. Class A	14,020	344
	Nexstar Broadcasting Group Inc. Class A	6,600	339
*	GrubHub Inc.	12,800	336
	Regal Entertainment Group Class A	15,700	327
	Chemed Corp.	2,500	324
*	Ascena Retail Group Inc.	36,762	324
*	Pandora Media Inc.	32,600	324
	Group 1 Automotive Inc.	4,900	323
	Sotheby's	11,700	319
*	Acxiom Corp.	14,400	316
*	Shutterfly Inc.	6,800	313

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Matthews International Corp. Class A	5,919	312
	Papa John's International Inc.	5,500	311
	Dillard's Inc. Class A	4,400	310
*	Liberty TripAdvisor Holdings Inc. Class A	13,867	306
	PriceSmart Inc.	3,500	303
*	comScore Inc.	9,866	302
	Hillenbrand Inc.	9,800	297
*	Boyd Gaming Corp.	15,700	293
	DineEquity Inc.	3,400	292
*	Genesco Inc.	4,200	291
	SeaWorld Entertainment Inc.	14,500	289
*	United Natural Foods Inc.	8,094	289
*	Liberty Global PLC LiLAC	7,084	288
	Cato Corp. Class A	7,800	285
	Choice Hotels International Inc.	5,600	284
*	Groupon Inc. Class A	78,300	283
*	Asbury Automotive Group Inc.	4,600	279
	Penske Automotive Group Inc.	7,100	278
	SpartanNash Co.	10,000	277
	Chico's FAS Inc.	21,500	271
*	Diamond Resorts International Inc.	12,700	269
	Weis Markets Inc.	5,900	269
*	Hyatt Hotels Corp. Class A	5,549	266
	Time Inc.	17,802	262
*	Popeyes Louisiana Kitchen Inc.	4,800	258
*	Express Inc.	14,100	256
	Bob Evans Farms Inc.	5,500	250
*	Restoration Hardware Holdings Inc.	5,700	247
*	Belmond Ltd. Class A	26,800	245
*	Dave & Buster's Entertainment Inc.	6,200	240
*	Stamps.com Inc.	2,900	239
*	SUPERVALU Inc.	47,097	237
	Scholastic Corp.	6,500	236
	Marriott Vacations Worldwide Corp.	3,763	236
	Morningstar Inc.	2,800	233
	Guess? Inc.	12,400	228
*	Yelp Inc. Class A	10,800	227
	Extended Stay America Inc.	14,315	224
	Children's Place Inc.	2,700	210
*	SolarCity Corp.	6,900	209
	Finish Line Inc. Class A	10,200	201
	DeVry Education Group Inc.	11,196	194
	Tailored Brands Inc.	11,000	192
*	EW Scripps Co. Class A	12,500	190
*	Fiesta Restaurant Group Inc.	5,900	189
*	Francesca's Holdings Corp.	11,100	184
	Caleres Inc.	7,300	184
*	La Quinta Holdings Inc.	14,106	180
*	Spirit Airlines Inc.	4,100	180
*	Apollo Education Group Inc.	22,775	178
	ClubCorp Holdings Inc.	12,500	167
*	Red Robin Gourmet Burgers Inc.	2,500	162
*	Diplomat Pharmacy Inc.	5,336	162
*	Scientific Games Corp. Class A	16,240	161
	Allegiant Travel Co. Class A	1,000	161
*	Vitamin Shoppe Inc.	5,800	159
	Barnes & Noble Inc.	13,300	156
*	MSG Networks Inc.	8,800	150
*	Virgin America Inc.	2,600	145
*	FTD Cos. Inc.	5,200	145
*	Krispy Kreme Doughnuts Inc.	8,200	143
	International Speedway Corp. Class A	4,200	141
*	Strayer Education Inc.	2,800	139
	Capella Education Co.	2,500	138

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	3,100	138
*	Penn National Gaming Inc.	8,300	134
*	Liberty Media Group	7,368	133
*	Regis Corp.	9,500	130
*	Mattress Firm Holding Corp.	3,300	129
	Copa Holdings SA Class A	2,000	127
	Buckle Inc.	4,400	127
*	Hibbett Sports Inc.	3,300	119
*	Pinnacle Entertainment Inc.	10,200	113
	National CineMedia Inc.	7,800	111
	Rent-A-Center Inc.	7,500	110
	Interval Leisure Group Inc.	7,787	110
	New Media Investment Group Inc.	6,698	107
*	Liberty Media Group Class A	5,771	106
	Pier 1 Imports Inc.	15,000	103
*	Arcos Dorados Holdings Inc. Class A	24,600	102
*	Hawaiian Holdings Inc.	2,300	97
*	Sears Holdings Corp.	5,794	95
	Sonic Automotive Inc. Class A	4,700	88
*	Rush Enterprises Inc. Class A	4,400	87
*	Biglari Holdings Inc.	225	84
*	Liberty Global PLC LiLAC Class A	2,176	82
	Fred's Inc. Class A	5,400	79
*	Bankrate Inc.	8,600	79
*	Caesars Entertainment Corp.	11,200	76
*,^	Weight Watchers International Inc.	5,700	74
*	Lands' End Inc.	2,691	65
*	Lumber Liquidators Holdings Inc.	4,000	60
*,^	Conn's Inc.	4,000	55
*	Zumiez Inc.	3,200	54
*	Liberty Braves Group	2,947	44
*	TrueCar Inc.	6,400	44
*	Barnes & Noble Education Inc.	4,424	41
*	RetailMeNot Inc.	4,700	40
*	Liberty Braves Group Class A	2,308	36
*	Central European Media Enterprises Ltd. Class A	8,100	22
	Speedway Motorsports Inc.	1,200	21
	Harte-Hanks Inc.	3,700	7
			589,060
Financials (9.9%)
	Wells Fargo & Co.	1,010,411	50,500
	JPMorgan Chase & Co.	735,962	46,513
*	Berkshire Hathaway Inc. Class B	229,449	33,380
	Bank of America Corp.	2,088,181	30,404
	Visa Inc. Class A	383,657	29,634
	Citigroup Inc.	596,438	27,603
*	Berkshire Hathaway Inc. Class A	95	20,805
	MasterCard Inc. Class A	198,050	19,209
	US Bancorp	352,103	15,031
	Goldman Sachs Group Inc.	80,474	13,207
	American International Group Inc.	231,380	12,916
	Simon Property Group Inc.	62,396	12,552
	American Express Co.	168,235	11,008
	Chubb Ltd.	92,378	10,888
	PNC Financial Services Group Inc.	102,419	8,990
	American Tower Corporation	85,517	8,969
	BlackRock Inc.	24,908	8,875
	Bank of New York Mellon Corp.	219,224	8,822
	MetLife Inc.	182,247	8,219
	Morgan Stanley	282,816	7,653
	Public Storage	29,283	7,169
	Prudential Financial Inc.	92,183	7,157
	Capital One Financial Corp.	96,041	6,952
	Marsh & McLennan Cos. Inc.	105,425	6,658

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Travelers Cos. Inc.	59,769	6,569
	Charles Schwab Corp.	225,086	6,395
	CME Group Inc.	64,209	5,901
	BB&T Corp.	164,558	5,822
	Aflac Inc.	83,752	5,776
	Crown Castle International Corp.	66,088	5,742
	Intercontinental Exchange Inc.	23,848	5,724
	Aon plc	54,257	5,703
*	S&P Global Inc.	52,927	5,655
	State Street Corp.	82,285	5,126
*	Synchrony Financial	167,601	5,124
	Weyerhaeuser Co.	159,157	5,112
	Welltower Inc.	72,040	5,001
	Equity Residential	72,597	4,942
	Allstate Corp.	75,575	4,916
	Discover Financial Services	86,847	4,887
	Prologis Inc.	106,953	4,857
	AvalonBay Communities Inc.	27,265	4,820
	Equinix Inc.	13,703	4,527
	SunTrust Banks Inc.	101,626	4,242
	Ventas Inc.	67,261	4,178
	Boston Properties Inc.	31,901	4,111
	Hartford Financial Services Group Inc.	85,127	3,778
	T. Rowe Price Group Inc.	50,008	3,765
	Moody's Corp.	39,003	3,733
	M&T Bank Corp.	30,129	3,565
	Willis Towers Watson plc	28,191	3,521
	Progressive Corp.	107,517	3,505
	Vornado Realty Trust	35,349	3,384
	Ameriprise Financial Inc.	34,088	3,269
	Northern Trust Corp.	45,521	3,236
	HCP Inc.	93,527	3,164
	Franklin Resources Inc.	79,796	2,980
	Essex Property Trust Inc.	13,418	2,958
	Realty Income Corp.	48,975	2,899
	Fifth Third Bancorp	157,880	2,891
	Equifax Inc.	23,197	2,789
	General Growth Properties Inc.	99,143	2,779
	Principal Financial Group Inc.	62,025	2,647
	Digital Realty Trust Inc.	28,711	2,526
	Invesco Ltd.	81,348	2,523
	Loews Corp.	62,987	2,499
	Citizens Financial Group Inc.	105,989	2,422
	Regions Financial Corp.	257,966	2,420
	Host Hotels & Resorts Inc.	147,272	2,330
	Kimco Realty Corp.	81,526	2,293
	Lincoln National Corp.	52,759	2,292
	Macerich Co.	29,946	2,278
*	Markel Corp.	2,445	2,198
	Western Union Co.	107,614	2,152
	SL Green Realty Corp.	19,859	2,087
	Extra Space Storage Inc.	24,300	2,064
	Federal Realty Investment Trust	13,550	2,061
	KeyCorp	165,777	2,037
	First Republic Bank	28,897	2,032
	XL Group plc Class A	57,420	1,879
	Annaly Capital Management Inc.	179,395	1,869
*	Affiliated Managers Group Inc.	10,883	1,854
	FNF Group	57,302	1,828
	Cincinnati Financial Corp.	27,371	1,807
	UDR Inc.	49,987	1,746
*	Ally Financial Inc.	96,443	1,718
*	CBRE Group Inc. Class A	56,998	1,689
	Comerica Inc.	37,352	1,658

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Unum Group	47,303	1,618
	Huntington Bancshares Inc.	159,181	1,601
	New York Community Bancorp Inc.	105,494	1,586
	Nasdaq Inc.	25,200	1,555
*	Arch Capital Group Ltd.	22,010	1,551
	VEREIT Inc.	174,378	1,548
	MSCI Inc. Class A	20,100	1,526
	Arthur J Gallagher & Co.	32,042	1,475
	Everest Re Group Ltd.	7,846	1,451
*	Signature Bank	10,400	1,433
*	Alleghany Corp.	2,747	1,432
*	E*TRADE Financial Corp.	56,800	1,430
	CIT Group Inc.	40,833	1,412
	Voya Financial Inc.	43,181	1,402
	Mid-America Apartment Communities Inc.	14,044	1,344
	TD Ameritrade Holding Corp.	44,631	1,331
	Duke Realty Corp.	60,852	1,331
	Alexandria Real Estate Equities Inc.	13,871	1,289
	Apartment Investment & Management Co.	31,557	1,264
	Camden Property Trust	15,548	1,255
	Regency Centers Corp.	16,986	1,252
	American Capital Agency Corp.	66,494	1,221
	Kilroy Realty Corp.	18,842	1,221
	Torchmark Corp.	21,025	1,217
	American Campus Communities Inc.	26,400	1,181
	Reinsurance Group of America Inc. Class A	12,300	1,171
	SEI Investments Co.	24,217	1,164
	Raymond James Financial Inc.	21,900	1,143
	National Retail Properties Inc.	26,105	1,142
	Zions Bancorporation	40,296	1,109
	Omega Healthcare Investors Inc.	32,659	1,103
*	SVB Financial Group	10,360	1,080
	Assurant Inc.	12,638	1,069
	Navient Corp.	77,039	1,053
	Brown & Brown Inc.	29,763	1,045
	Gaming and Leisure Properties Inc.	31,559	1,035
	Jones Lang LaSalle Inc.	8,900	1,025
*	Liberty Ventures Class A	25,553	1,022
	CBOE Holdings Inc.	16,400	1,016
*	Realogy Holdings Corp.	27,990	1,000
	WR Berkley Corp.	17,576	984
	WP Carey Inc.	16,043	980
	CubeSmart	32,800	971
	Sun Communities Inc.	14,200	964
	Lamar Advertising Co. Class A	15,427	957
	Forest City Realty Trust Inc. Class A	45,946	955
	Post Properties Inc.	16,620	953
*	Markit Ltd.	27,300	953
	Liberty Property Trust	27,098	946
	Spirit Realty Capital Inc.	82,299	941
	East West Bancorp Inc.	24,800	930
	American Financial Group Inc.	13,400	926
	Starwood Property Trust Inc.	46,805	906
	Equity LifeStyle Properties Inc.	13,200	904
	People's United Financial Inc.	58,224	902
	Eaton Vance Corp.	26,100	901
	Axis Capital Holdings Ltd.	16,262	866
	Brixmor Property Group Inc.	34,253	865
	DDR Corp.	49,100	859
*	Howard Hughes Corp.	8,100	852
	Acadia Realty Trust	25,000	843
	Douglas Emmett Inc.	25,700	834
	Endurance Specialty Holdings Ltd.	12,938	828
	PacWest Bancorp	20,569	822

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Senior Housing Properties Trust	46,603	819
	Commerce Bancshares Inc.	17,442	817
	Medical Properties Trust Inc.	61,090	813
	Taubman Centers Inc.	11,613	807
	ProAssurance Corp.	16,762	800
	EastGroup Properties Inc.	13,300	795
	MarketAxess Holdings Inc.	6,400	786
	Synovus Financial Corp.	25,185	785
	RenaissanceRe Holdings Ltd.	7,031	780
	Highwoods Properties Inc.	16,500	771
	First American Financial Corp.	21,200	764
	EPR Properties	11,400	751
	Old Republic International Corp.	40,467	748
	Sovran Self Storage Inc.	7,000	744
	Lazard Ltd. Class A	20,400	735
	Investors Bancorp Inc.	63,531	734
	Legg Mason Inc.	22,718	729
	Washington REIT	25,400	728
	Ramco-Gershenson Properties Trust	40,900	724
	Hospitality Properties Trust	27,968	716
	Retail Properties of America Inc.	44,600	713
*	SLM Corp.	103,939	704
	Gramercy Property Trust	81,790	693
	Corporate Office Properties Trust	26,813	689
	TCF Financial Corp.	50,459	688
	First Niagara Financial Group Inc.	65,100	687
	CyrusOne Inc.	15,487	683
	Healthcare Trust of America Inc. Class A	23,550	680
	FirstMerit Corp.	30,558	677
	Prosperity Bancshares Inc.	12,700	670
	Cullen/Frost Bankers Inc.	10,300	659
	Corrections Corp. of America	21,507	654
	Valley National Bancorp	68,884	652
	PrivateBancorp Inc.	15,600	649
	STORE Capital Corp.	25,181	646
	Allied World Assurance Co. Holdings AG	18,000	640
	Webster Financial Corp.	17,300	634
*	Equity Commonwealth	22,700	634
	Weingarten Realty Investors	17,100	631
	Apple Hospitality REIT Inc.	33,300	630
	Umpqua Holdings Corp.	39,733	629
	Mack-Cali Realty Corp.	24,300	621
	American Homes 4 Rent Class A	39,220	620
	DCT Industrial Trust Inc.	15,125	611
	Bank of the Ozarks Inc.	14,600	603
	Rayonier Inc.	24,400	602
	First Horizon National Corp.	42,281	595
	LTC Properties Inc.	12,800	594
	BankUnited Inc.	17,201	593
*	Western Alliance Bancorp	15,800	578
	Communications Sales & Leasing Inc.	24,439	568
*	MGIC Investment Corp.	78,200	565
	Tanger Factory Outlet Centers Inc.	16,100	565
	Outfront Media Inc.	26,015	564
	Assured Guaranty Ltd.	21,800	564
	New Residential Investment Corp.	46,359	561
	Sunstone Hotel Investors Inc.	43,089	552
	LaSalle Hotel Properties	23,000	550
	Healthcare Realty Trust Inc.	18,100	548
	Columbia Property Trust Inc.	24,400	544
	Hanover Insurance Group Inc.	6,300	540
	Popular Inc.	18,098	538
	FNB Corp.	40,675	538
	DuPont Fabros Technology Inc.	13,500	538

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Janus Capital Group Inc.	36,642	535
	Aspen Insurance Holdings Ltd.	11,400	528
	Two Harbors Investment Corp.	66,700	522
	RLJ Lodging Trust	24,700	520
	Universal Health Realty Income Trust	9,500	519
	Education Realty Trust Inc.	13,017	518
	CBL & Associates Properties Inc.	44,300	517
	First Industrial Realty Trust Inc.	22,351	513
	Brandywine Realty Trust	34,064	509
	Home BancShares Inc.	11,800	507
	Bank of Hawaii Corp.	7,400	506
	Invesco Mortgage Capital Inc.	39,200	504
	Ryman Hospitality Properties Inc.	9,737	502
	Validus Holdings Ltd.	10,865	501
	Federated Investors Inc. Class B	15,779	499
	Radian Group Inc.	38,900	498
	Physicians Realty Trust	27,396	497
	NorthStar Asset Management Group Inc.	39,748	494
	Brookline Bancorp Inc.	43,069	490
	IBERIABANK Corp.	8,290	489
	Wintrust Financial Corp.	9,400	489
	Chimera Investment Corp.	34,320	487
	Associated Banc-Corp	26,600	485
	Saul Centers Inc.	9,032	480
	Blackstone Mortgage Trust Inc. Class A	17,301	475
	UMB Financial Corp.	8,500	474
	CNO Financial Group Inc.	25,600	470
*	Liberty Broadband Corp.	8,150	467
	MFA Financial Inc.	67,500	466
	Fulton Financial Corp.	33,300	466
	Retail Opportunity Investments Corp.	23,400	460
	Piedmont Office Realty Trust Inc. Class A	23,000	458
	United Bankshares Inc.	11,802	457
	Paramount Group Inc.	27,300	456
	NorthStar Realty Finance Corp.	35,445	453
	Safety Insurance Group Inc.	7,937	449
	Equity One Inc.	15,860	449
	Care Capital Properties Inc.	16,715	446
	Cathay General Bancorp	14,600	446
	CoreSite Realty Corp.	5,900	442
*	Texas Capital Bancshares Inc.	9,600	440
	Sterling Bancorp	26,900	440
*	Liberty Broadband Corp. Class A	7,646	438
	BGC Partners Inc. Class A	48,059	436
	RLI Corp.	6,800	423
	GEO Group Inc.	13,132	421
	Kennedy-Wilson Holdings Inc.	19,200	415
*	Stifel Financial Corp.	12,600	415
	First Financial Bankshares Inc.	12,800	414
^	Westamerica Bancorporation	8,500	414
	MB Financial Inc.	11,900	414
	Pebblebrook Hotel Trust	14,960	413
*	Navigators Group Inc.	5,000	413
	QTS Realty Trust Inc. Class A	8,500	412
	Hudson Pacific Properties Inc.	13,925	407
	Interactive Brokers Group Inc.	10,700	407
	Urban Edge Properties	15,574	404
	Evercore Partners Inc. Class A	7,800	403
	Colony Capital Inc. Class A	22,764	402
	National Health Investors Inc.	5,900	402
	Stock Yards Bancorp Inc.	9,825	397
	DiamondRock Hospitality Co.	43,400	387
	Capstead Mortgage Corp.	39,300	382
	Lexington Realty Trust	43,500	382

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Selective Insurance Group Inc.	11,000	382
*	Hilltop Holdings Inc.	19,209	381
	BancorpSouth Inc.	16,100	378
	Columbia Banking System Inc.	12,700	375
	LPL Financial Holdings Inc.	14,100	372
*	Genworth Financial Inc. Class A	108,274	371
	Financial Engines Inc.	11,400	367
	Cousins Properties Inc.	35,290	365
	Tompkins Financial Corp.	5,563	363
*,^	Zillow Group Inc.	15,004	361
	Great Western Bancorp Inc.	11,300	356
*	OneMain Holdings Inc. Class A	11,152	355
	WP Glimcher Inc.	33,371	350
*	Credit Acceptance Corp.	1,783	350
	AmTrust Financial Services Inc.	14,020	348
*	PRA Group Inc.	10,400	345
*	Enstar Group Ltd.	2,132	338
	Washington Federal Inc.	13,900	338
	Primerica Inc.	6,800	337
	Xenia Hotels & Resorts Inc.	21,800	335
	Alexander & Baldwin Inc.	8,700	333
^	BOK Financial Corp.	5,500	331
*	Eagle Bancorp Inc.	6,500	330
	South State Corp.	4,700	329
	Glacier Bancorp Inc.	12,700	329
	Hancock Holding Co.	12,600	327
	Capitol Federal Financial Inc.	24,500	326
	Old National Bancorp	24,200	324
	Waddell & Reed Financial Inc. Class A	15,900	323
*	Blackhawk Network Holdings Inc.	10,008	322
*	Santander Consumer USA Holdings Inc.	24,100	317
	American National Insurance Co.	2,700	314
	Monogram Residential Trust Inc.	30,800	312
	Hatteras Financial Corp.	19,600	311
	Empire State Realty Trust Inc.	16,811	311
	Redwood Trust Inc.	23,860	309
	New York REIT Inc.	31,300	308
	Pinnacle Financial Partners Inc.	6,200	305
	Trustmark Corp.	12,400	304
	Pennsylvania REIT	13,014	299
	PS Business Parks Inc.	3,100	297
	Sabra Health Care REIT Inc.	14,039	296
	Community Trust Bancorp Inc.	8,130	292
	Four Corners Property Trust Inc.	16,342	290
	CVB Financial Corp.	16,800	289
	Banner Corp.	6,700	287
	Potlatch Corp.	8,000	282
	Astoria Financial Corp.	18,500	278
	CYS Investments Inc.	34,100	277
	First Midwest Bancorp Inc.	14,900	275
	First Cash Financial Services Inc.	6,000	274
	American Assets Trust Inc.	6,900	274
	STAG Industrial Inc.	13,708	274
	Provident Financial Services Inc.	13,600	272
	EverBank Financial Corp.	17,833	269
	BBCN Bancorp Inc.	17,200	269
	NRG Yield Inc.	16,296	264
*	Beneficial Bancorp Inc.	18,649	259
	HFF Inc. Class A	8,100	258
	LegacyTexas Financial Group Inc.	10,400	256
	Horace Mann Educators Corp.	8,200	255
	First Citizens BancShares Inc. Class A	1,000	255
*	HRG Group Inc.	17,625	254
	Kite Realty Group Trust	9,200	251

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Colony Starwood Homes	10,228	249
	Northwest Bancshares Inc.	17,400	244
	Chemical Financial Corp.	6,294	242
	American Equity Investment Life Holding Co.	17,248	241
	Chesapeake Lodging Trust	9,800	241
	TFS Financial Corp.	13,300	238
*	MBIA Inc.	30,300	236
	International Bancshares Corp.	9,000	236
*	Essent Group Ltd.	11,300	231
	Select Income REIT	9,889	229
	Boston Private Financial Holdings Inc.	18,700	229
	Investors Real Estate Trust	37,700	227
	FelCor Lodging Trust Inc.	31,486	225
	Argo Group International Holdings Ltd.	4,050	223
	Community Bank System Inc.	5,500	218
	New Senior Investment Group Inc.	20,051	217
	Renasant Corp.	6,289	216
	Mercury General Corp.	4,055	215
	PennyMac Mortgage Investment Trust	15,600	212
	Employers Holdings Inc.	7,100	211
	Franklin Street Properties Corp.	19,400	206
	Infinity Property & Casualty Corp.	2,500	200
*	Green Dot Corp. Class A	8,826	196
*	BofI Holding Inc.	9,600	196
*	Zillow Group Inc. Class A	7,544	189
	Simmons First National Corp. Class A	4,000	187
	TrustCo Bank Corp. NY	29,100	187
	Artisan Partners Asset Management Inc. Class A	5,700	184
*	HealthEquity Inc.	7,200	181
	Oritani Financial Corp.	10,400	180
	United Fire Group Inc.	4,000	179
	Kemper Corp.	5,700	176
	Park National Corp.	1,900	174
	Government Properties Income Trust	9,019	171
	Parkway Properties Inc.	10,346	170
*,^	St. Joe Co.	10,033	169
	Cash America International Inc.	4,400	163
	First Financial Bancorp	8,200	160
	Dime Community Bancshares Inc.	8,800	159
	NBT Bancorp Inc.	5,600	159
*	Black Knight Financial Services Inc. Class A	4,900	157
	Maiden Holdings Ltd.	12,600	154
	Rouse Properties Inc.	8,314	154
	Alexander's Inc.	400	153
	Independent Bank Corp.	3,200	151
	Greenhill & Co. Inc.	6,800	150
*	Third Point Reinsurance Ltd.	13,000	148
	WesBanco Inc.	4,557	146
	Investment Technology Group Inc.	7,400	144
*	iStar Inc.	14,300	140
*	KCG Holdings Inc. Class A	9,969	137
	Nelnet Inc. Class A	3,200	134
*	FNFV Group	12,171	131
	WisdomTree Investments Inc.	12,000	131
	1st Source Corp.	3,630	125
	ARMOUR Residential REIT Inc.	5,712	122
*	Encore Capital Group Inc.	4,200	118
	City Holding Co.	2,400	118
	NorthStar Realty Europe Corp.	9,815	117
	CNA Financial Corp.	3,700	117
*	Forestar Group Inc.	8,500	115
*	Piper Jaffray Cos.	2,600	108
	Sandy Spring Bancorp Inc.	3,700	106
*	Greenlight Capital Re Ltd. Class A	4,900	106

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	S&T Bancorp Inc.	4,000	103
	Hersha Hospitality Trust Class A	5,275	102
	Flushing Financial Corp.	4,500	90
	First Commonwealth Financial Corp.	9,200	84
*	Marcus & Millichap Inc.	3,300	83
	Altisource Residential Corp.	7,100	83
	Cohen & Steers Inc.	2,100	82
*	LendingClub Corp.	10,200	81
	Ashford Hospitality Trust Inc.	14,006	78
	NRG Yield Inc. Class A	5,100	77
	Washington Trust Bancorp Inc.	2,000	73
	Urstadt Biddle Properties Inc. Class A	3,557	73
*	Nationstar Mortgage Holdings Inc.	6,104	71
	Virtus Investment Partners Inc.	900	70
*	First BanCorp	17,400	68
	FBL Financial Group Inc. Class A	1,100	67
	Cedar Realty Trust Inc.	9,476	66
	InfraREIT Inc.	3,500	58
*	Tejon Ranch Co.	2,500	56
	BancFirst Corp.	900	56
	First Financial Corp.	1,448	51
*	Ocwen Financial Corp.	22,400	51
*	Walter Investment Management Corp.	6,900	50
*	Altisource Portfolio Solutions SA	1,500	47
	Anworth Mortgage Asset Corp.	9,800	46
	Getty Realty Corp.	2,011	40
	RMR Group Inc. Class A	1,463	36
	Republic Bancorp Inc. Class A	1,200	33
	National Interstate Corp.	900	28
	State Auto Financial Corp.	1,200	25
*	PICO Holdings Inc.	2,200	22
	Ashford Hospitality Prime Inc.	573	6
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	369	—
			813,460
Health Care (7.0%)
	Johnson & Johnson	547,971	61,417
	Pfizer Inc.	1,224,394	40,050
	Merck & Co. Inc.	554,257	30,395
	UnitedHealth Group Inc.	191,574	25,226
	Gilead Sciences Inc.	273,457	24,122
	Bristol-Myers Squibb Co.	333,569	24,077
	Amgen Inc.	151,495	23,982
	Medtronic plc	282,043	22,324
	AbbVie Inc.	327,270	19,963
*	Allergan plc	78,080	16,909
*	Celgene Corp.	156,568	16,191
	Eli Lilly & Co.	199,109	15,039
*	Biogen Inc.	43,955	12,087
	Thermo Fisher Scientific Inc.	80,058	11,548
	Abbott Laboratories	295,589	11,498
*	Express Scripts Holding Co.	126,818	9,350
	Aetna Inc.	70,522	7,918
	Anthem Inc.	52,905	7,447
	Cigna Corp.	51,661	7,157
	Becton Dickinson and Co.	42,050	6,781
*	Alexion Pharmaceuticals Inc.	45,129	6,286
*	Regeneron Pharmaceuticals Inc.	16,300	6,140
	Stryker Corp.	56,223	6,129
*	Boston Scientific Corp.	269,872	5,916
	Baxalta Inc.	130,731	5,484
	Humana Inc.	29,694	5,258
*	HCA Holdings Inc.	62,801	5,063
	Baxter International Inc.	109,134	4,826
	Zoetis Inc.	100,208	4,713

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Intuitive Surgical Inc.	7,454	4,669
	Zimmer Biomet Holdings Inc.	40,282	4,663
*	Edwards Lifesciences Corp.	42,800	4,546
	St. Jude Medical Inc.	58,412	4,451
*	Vertex Pharmaceuticals Inc.	49,473	4,173
*	Illumina Inc.	29,641	4,001
*	Mylan NV	83,479	3,482
	CR Bard Inc.	14,729	3,125
*	DaVita HealthCare Partners Inc.	40,586	2,999
	DENTSPLY SIRONA Inc.	49,306	2,939
*	Henry Schein Inc.	16,091	2,715
	Perrigo Co. plc	27,663	2,674
*	BioMarin Pharmaceutical Inc.	31,389	2,658
*	Laboratory Corp. of America Holdings	20,788	2,605
	Universal Health Services Inc. Class B	18,428	2,463
*	Incyte Corp.	33,917	2,451
*	Centene Corp.	33,786	2,093
	Quest Diagnostics Inc.	26,974	2,028
*	Waters Corp.	15,225	1,982
*	Hologic Inc.	56,500	1,898
*	Medivation Inc.	31,700	1,832
*	Varian Medical Systems Inc.	20,990	1,704
*	Jazz Pharmaceuticals plc	10,600	1,597
	ResMed Inc.	28,200	1,574
*	IDEXX Laboratories Inc.	18,100	1,527
	Cooper Cos. Inc.	9,495	1,453
*	Mallinckrodt plc	22,922	1,433
*	MEDNAX Inc.	19,200	1,369
	Teleflex Inc.	8,100	1,262
*	Endo International plc	45,689	1,234
	STERIS plc	17,306	1,223
*	Alkermes plc	27,500	1,093
*	Quintiles Transnational Holdings Inc.	15,227	1,052
	West Pharmaceutical Services Inc.	13,800	983
*	Ionis Pharmaceuticals Inc.	23,400	959
*	Alnylam Pharmaceuticals Inc.	14,200	952
*	United Therapeutics Corp.	8,700	915
*	Amsurg Corp.	11,031	893
*	Acadia Healthcare Co. Inc.	13,569	857
*	DexCom Inc.	13,200	850
*	Align Technology Inc.	11,700	845
*	Envision Healthcare Holdings Inc.	37,134	840
	Patterson Cos. Inc.	18,952	822
*	WellCare Health Plans Inc.	9,000	810
	HealthSouth Corp.	19,520	809
*	ABIOMED Inc.	8,000	777
*	Neurocrine Biosciences Inc.	16,700	761
*	Charles River Laboratories International Inc.	9,000	713
*	Seattle Genetics Inc.	20,100	713
*,^	OPKO Health Inc.	65,800	707
	Bio-Techne Corp.	7,500	699
*	Brookdale Senior Living Inc.	36,473	673
*	Team Health Holdings Inc.	15,600	653
*	Tenet Healthcare Corp.	20,250	642
*	ACADIA Pharmaceuticals Inc.	19,500	630
*	Catalent Inc.	21,100	623
*	Juno Therapeutics Inc.	14,700	619
*	PAREXEL International Corp.	10,100	617
	Hill-Rom Holdings Inc.	12,400	600
	Bruker Corp.	21,100	597
*	Prestige Brands Holdings Inc.	10,500	596
*	NuVasive Inc.	10,600	561
*	Alere Inc.	14,300	558
*	Bio-Rad Laboratories Inc. Class A	3,900	553

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	China Biologic Products Inc.	4,500	527
	Healthcare Services Group Inc.	13,800	522
*	Impax Laboratories Inc.	15,200	507
*	Medicines Co.	14,000	498
*	Anacor Pharmaceuticals Inc.	7,900	496
*	Horizon Pharma plc	32,224	495
*	LifePoint Health Inc.	7,300	493
*	Community Health Systems Inc.	24,102	460
*	Molina Healthcare Inc.	8,800	455
*	Intercept Pharmaceuticals Inc.	3,000	452
*	Nektar Therapeutics	28,400	445
*	Akorn Inc.	17,300	440
*	LivaNova plc	8,297	438
	Owens & Minor Inc.	12,000	437
*	Integra LifeSciences Holdings Corp.	6,157	436
*	Ultragenyx Pharmaceutical Inc.	6,400	433
*	Neogen Corp.	9,000	425
*	Taro Pharmaceutical Industries Ltd.	3,000	419
*	Myriad Genetics Inc.	11,600	418
*	Cepheid	14,400	411
	Cantel Medical Corp.	6,100	409
*	Kite Pharma Inc.	8,800	407
*	Pacira Pharmaceuticals Inc.	7,400	400
*	Insulet Corp.	11,700	390
*	Magellan Health Inc.	5,500	388
*	VWR Corp.	14,161	377
*	Globus Medical Inc.	14,500	363
*	Wright Medical Group NV	19,332	363
*	Haemonetics Corp.	11,000	357
*	Ligand Pharmaceuticals Inc.	2,900	351
*	Amedisys Inc.	6,600	340
*	Halyard Health Inc.	11,535	325
*	ARIAD Pharmaceuticals Inc.	44,941	323
*	INC Research Holdings Inc. Class A	6,500	313
*,^	Intrexon Corp.	11,700	313
*	Bluebird Bio Inc.	6,682	296
*	Select Medical Holdings Corp.	21,700	290
*	Surgical Care Affiliates Inc.	6,000	290
*	Emergent BioSolutions Inc.	7,400	285
*	Masimo Corp.	6,400	277
	Kindred Healthcare Inc.	18,600	275
*	Nevro Corp.	4,000	269
*	Omnicell Inc.	8,300	264
*	Halozyme Therapeutics Inc.	24,700	261
*	ICU Medical Inc.	2,600	258
*	Novavax Inc.	47,951	251
*	Ophthotech Corp.	5,300	248
*	Ironwood Pharmaceuticals Inc. Class A	23,500	246
*	Innoviva Inc.	19,900	246
*	Exelixis Inc.	51,800	239
	Analogic Corp.	3,000	237
*	HMS Holdings Corp.	13,800	233
*	PRA Health Sciences Inc.	4,900	233
*	TherapeuticsMD Inc.	28,000	231
	Ensign Group Inc.	10,200	230
*	Radius Health Inc.	6,400	228
	Abaxis Inc.	4,900	222
*	Intra-Cellular Therapies Inc. Class A	6,400	220
*	Portola Pharmaceuticals Inc.	9,100	216
*	NxStage Medical Inc.	13,400	216
*	Acorda Therapeutics Inc.	8,200	212
*	Achillion Pharmaceuticals Inc.	24,500	209
*	Air Methods Corp.	5,600	207
*	Merit Medical Systems Inc.	9,800	198

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Depomed Inc.	11,400	198
	Meridian Bioscience Inc.	10,300	197
*	Lexicon Pharmaceuticals Inc.	13,949	193
*	Alder Biopharmaceuticals Inc.	7,188	191
*	Acceleron Pharma Inc.	6,300	189
	CONMED Corp.	4,500	186
*	Natus Medical Inc.	5,700	182
*	Sage Therapeutics Inc.	4,600	173
*	TESARO Inc.	4,127	171
*	Repligen Corp.	6,400	170
*	Orthofix International NV	3,700	162
*	AMAG Pharmaceuticals Inc.	5,915	157
*	FibroGen Inc.	8,700	157
*	Relypsa Inc.	8,500	154
*	Amicus Therapeutics Inc.	20,500	153
*	Merrimack Pharmaceuticals Inc.	20,800	147
*,^	ZIOPHARM Oncology Inc.	18,200	143
*	Theravance Biopharma Inc.	6,857	142
*	Agios Pharmaceuticals Inc.	2,900	142
*	Insmed Inc.	11,500	140
*,^	Sarepta Therapeutics Inc.	8,900	126
*	Cempra Inc.	6,700	113
	PDL BioPharma Inc.	29,600	112
*	Spectranetics Corp.	6,300	107
*	ImmunoGen Inc.	15,300	105
*	Puma Biotechnology Inc.	3,300	101
*	Luminex Corp.	4,700	94
*	Exact Sciences Corp.	13,400	94
*,^	Spark Therapeutics Inc.	2,600	93
*	PharMerica Corp.	3,900	92
*	Aduro Biotech Inc.	6,200	80
*	Insys Therapeutics Inc.	5,400	78
*	Momenta Pharmaceuticals Inc.	8,212	78
*	HeartWare International Inc.	2,300	77
*	Keryx Biopharmaceuticals Inc.	14,100	77
*	Healthways Inc.	6,400	75
*	Clovis Oncology Inc.	5,253	73
*	Lannett Co. Inc.	3,800	73
*	CorVel Corp.	1,600	72
*	Eagle Pharmaceuticals Inc.	1,900	72
*	Accuray Inc.	12,800	69
*	Arena Pharmaceuticals Inc.	39,300	68
*,^	MannKind Corp.	46,800	63
*	Celldex Therapeutics Inc.	15,700	63
	Invacare Corp.	5,100	57
*	Quidel Corp.	3,200	55
*	PTC Therapeutics Inc.	6,900	51
*	Genomic Health Inc.	1,700	45
*	LHC Group Inc.	1,100	44
*	Chimerix Inc.	7,396	44
	Universal American Corp.	5,500	41
*	Infinity Pharmaceuticals Inc.	6,900	40
*	Tetraphase Pharmaceuticals Inc.	6,800	38
*	Esperion Therapeutics Inc.	2,300	38
*	SeaSpine Holdings Corp.	1,152	17
			574,676
Industrials (6.6%)
	General Electric Co.	1,853,733	57,002
	3M Co.	120,982	20,250
	Honeywell International Inc.	154,677	17,675
	United Technologies Corp.	156,204	16,303
	Boeing Co.	120,768	16,280
	Union Pacific Corp.	171,064	14,922
	United Parcel Service Inc. Class B	139,851	14,694

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Lockheed Martin Corp.	61,705	14,339
	Accenture plc Class A	125,745	14,199
	Danaher Corp.	116,074	11,230
	Caterpillar Inc.	116,966	9,091
*	PayPal Holdings Inc.	220,860	8,653
	FedEx Corp.	52,115	8,605
	General Dynamics Corp.	60,072	8,441
	Automatic Data Processing Inc.	94,286	8,339
	Northrop Grumman Corp.	37,048	7,641
	Raytheon Co.	60,438	7,636
	Emerson Electric Co.	129,507	7,075
	Illinois Tool Works Inc.	66,067	6,905
	Eaton Corp. plc	94,135	5,956
	Norfolk Southern Corp.	59,889	5,397
	CSX Corp.	193,751	5,284
	Waste Management Inc.	88,645	5,211
	Deere & Co.	59,919	5,040
	TE Connectivity Ltd.	73,820	4,391
	Sherwin-Williams Co.	15,240	4,379
	Fidelity National Information Services Inc.	65,378	4,302
*	Fiserv Inc.	42,812	4,184
	PACCAR Inc.	70,167	4,134
	Cummins Inc.	35,253	4,126
	Roper Technologies Inc.	20,029	3,527
	Ingersoll-Rand plc	53,282	3,492
	Amphenol Corp. Class A	60,334	3,368
	Paychex Inc.	64,125	3,342
	Tyco International plc	85,630	3,298
	Rockwell Automation Inc.	27,446	3,114
	Parker-Hannifin Corp.	26,711	3,099
	Vulcan Materials Co.	27,360	2,945
*	LinkedIn Corp. Class A	23,380	2,930
	Agilent Technologies Inc.	71,077	2,908
	WW Grainger Inc.	10,892	2,554
	Republic Services Inc. Class A	53,678	2,527
*	Alliance Data Systems Corp.	12,356	2,512
	Fastenal Co.	53,580	2,507
*	Verisk Analytics Inc. Class A	31,400	2,436
*	FleetCor Technologies Inc.	15,321	2,370
	Rockwell Collins Inc.	26,058	2,298
	Martin Marietta Materials Inc.	13,300	2,251
*	TransDigm Group Inc.	9,800	2,233
	Global Payments Inc.	30,887	2,229
	WestRock Co.	51,838	2,169
	AMETEK Inc.	44,993	2,164
	Textron Inc.	55,470	2,146
	Kansas City Southern	21,985	2,083
	Pentair plc	35,694	2,073
	Dover Corp.	31,246	2,053
	L-3 Communications Holdings Inc.	15,595	2,051
	Acuity Brands Inc.	8,400	2,049
	Masco Corp.	66,587	2,045
	CH Robinson Worldwide Inc.	28,336	2,011
	Ball Corp.	27,360	1,953
	Xerox Corp.	203,282	1,951
	Cintas Corp.	21,027	1,888
	Sealed Air Corp.	39,035	1,849
	Expeditors International of Washington Inc.	35,695	1,771
	Fortune Brands Home & Security Inc.	30,650	1,698
	Valspar Corp.	15,842	1,690
	Total System Services Inc.	32,235	1,648
*	Vantiv Inc. Class A	29,610	1,615
*	Mettler-Toledo International Inc.	4,424	1,584
	Waste Connections Inc.	23,200	1,561

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Stericycle Inc.	16,231	1,551
	Fluor Corp.	28,305	1,547
	ADT Corp.	33,971	1,426
	JB Hunt Transport Services Inc.	17,081	1,416
*	Crown Holdings Inc.	26,041	1,379
	Xylem Inc.	32,735	1,368
	Packaging Corp. of America	20,754	1,346
	Broadridge Financial Solutions Inc.	22,295	1,334
	PerkinElmer Inc.	26,399	1,331
*	AerCap Holdings NV	33,216	1,329
*	Spirit AeroSystems Holdings Inc. Class A	27,558	1,299
*	HD Supply Holdings Inc.	37,900	1,299
	Huntington Ingalls Industries Inc.	8,929	1,293
*	Sensata Technologies Holding NV	33,985	1,280
	Iron Mountain Inc.	34,881	1,274
*	Jacobs Engineering Group Inc.	28,529	1,272
	Flowserve Corp.	25,966	1,267
*	Flextronics International Ltd.	103,725	1,260
	Carlisle Cos. Inc.	11,900	1,213
	Wabtec Corp.	14,600	1,211
	Allegion plc	18,391	1,204
*	Trimble Navigation Ltd.	49,300	1,181
*	CoStar Group Inc.	5,900	1,164
	Orbital ATK Inc.	13,350	1,161
	Hubbell Inc. Class B	10,855	1,148
*	United Rentals Inc.	16,900	1,131
*	Arrow Electronics Inc.	18,182	1,129
*	Old Dominion Freight Line Inc.	16,950	1,120
	ManpowerGroup Inc.	14,454	1,113
	AO Smith Corp.	14,300	1,104
	IDEX Corp.	13,100	1,073
	Avnet Inc.	25,343	1,042
	Owens Corning	22,200	1,023
*	Keysight Technologies Inc.	38,879	1,014
	Robert Half International Inc.	26,288	1,007
	B/E Aerospace Inc.	20,200	982
	Allison Transmission Holdings Inc.	32,823	946
	MDU Resources Group Inc.	47,076	944
	Lennox International Inc.	6,900	931
*	Teledyne Technologies Inc.	9,762	907
	Bemis Co. Inc.	17,760	891
*	AECOM	26,900	874
	AGCO Corp.	16,300	872
	Graphic Packaging Holding Co.	65,380	868
*	Genpact Ltd.	31,000	865
	Jack Henry & Associates Inc.	10,600	859
	Chicago Bridge & Iron Co. NV	21,210	854
	Toro Co.	9,800	847
	Graco Inc.	10,700	839
	Donaldson Co. Inc.	25,200	824
	Hexcel Corp.	18,000	815
	Sonoco Products Co.	17,300	811
*	Euronet Worldwide Inc.	10,400	802
	AptarGroup Inc.	10,500	798
	FLIR Systems Inc.	26,300	795
	Oshkosh Corp.	15,630	764
*	Colfax Corp.	23,540	763
*	Quanta Services Inc.	32,000	759
	Ryder System Inc.	10,887	750
*	Genesee & Wyoming Inc. Class A	11,500	749
	MSC Industrial Direct Co. Inc. Class A	9,600	744
*	WEX Inc.	7,800	737
	Nordson Corp.	9,600	737
*	CoreLogic Inc.	20,220	717

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	TransUnion	23,900	716
	RR Donnelley & Sons Co.	40,960	713
*	Berry Plastics Group Inc.	19,782	713
	FEI Co.	8,000	712
	Curtiss-Wright Corp.	9,200	705
*	Kirby Corp.	11,000	702
	Eagle Materials Inc.	9,300	689
	BWX Technologies Inc.	20,450	683
	ITT Corp.	17,767	682
	Watsco Inc.	5,000	672
	Lincoln Electric Holdings Inc.	10,400	652
*	Zebra Technologies Corp.	10,400	651
	Air Lease Corp. Class A	20,700	631
	Deluxe Corp.	9,900	622
*	Owens-Illinois Inc.	33,650	621
*,^	XPO Logistics Inc.	20,493	618
*	RBC Bearings Inc.	8,400	616
	Jabil Circuit Inc.	35,019	608
	MAXIMUS Inc.	11,400	603
	Booz Allen Hamilton Holding Corp. Class A	21,858	603
	Woodward Inc.	10,500	569
*	Cimpress NV	6,300	554
	EMCOR Group Inc.	11,300	548
	World Fuel Services Corp.	11,700	547
	Landstar System Inc.	8,300	544
	Regal Beloit Corp.	8,400	541
	Cognex Corp.	15,200	540
	Terex Corp.	22,502	538
	Brink's Co.	15,800	535
	National Instruments Corp.	19,100	527
	CLARCOR Inc.	8,900	523
	Valmont Industries Inc.	3,700	519
*	Louisiana-Pacific Corp.	30,500	518
	EnerSys	8,800	514
	Belden Inc.	8,100	511
	Trinity Industries Inc.	26,100	509
*	Clean Harbors Inc.	10,300	509
*	Generac Holdings Inc.	13,200	503
*	IPG Photonics Corp.	5,800	503
	Timken Co.	14,100	502
	Littelfuse Inc.	4,300	501
*	USG Corp.	18,100	489
	Convergys Corp.	18,400	488
*	Universal Display Corp.	8,300	484
	Joy Global Inc.	22,435	478
*	Coherent Inc.	5,000	467
	KBR Inc.	29,900	465
*	WESCO International Inc.	7,900	464
*	Rexnord Corp.	20,789	453
	Crane Co.	7,700	428
*	Esterline Technologies Corp.	6,200	426
	CEB Inc.	6,600	407
	Silgan Holdings Inc.	7,884	400
	Kennametal Inc.	16,500	386
*	KLX Inc.	11,400	384
*	Armstrong World Industries Inc.	9,382	383
	Triumph Group Inc.	10,500	380
	Covanta Holding Corp.	23,000	374
*	FTI Consulting Inc.	9,100	367
	Vishay Intertechnology Inc.	29,900	364
	ABM Industries Inc.	11,300	363
*	Itron Inc.	8,600	354
*	Swift Transportation Co.	21,200	352
*	Masonite International Corp.	5,200	352

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	WageWorks Inc.	6,400	345
	John Bean Technologies Corp.	6,600	344
	Granite Construction Inc.	7,500	334
*	Sanmina Corp.	13,800	326
*	AMN Healthcare Services Inc.	9,100	323
	MSA Safety Inc.	6,600	317
	Barnes Group Inc.	9,500	309
*	Headwaters Inc.	15,400	308
	Universal Forest Products Inc.	4,000	307
	Mobile Mini Inc.	9,500	306
	Mueller Industries Inc.	9,700	306
*	Moog Inc. Class A	6,100	298
*	ExamWorks Group Inc.	8,200	296
*	Proto Labs Inc.	4,900	293
*	Anixter International Inc.	4,700	293
*	Hub Group Inc. Class A	7,600	293
	Knight Transportation Inc.	11,000	292
	Forward Air Corp.	6,400	292
*	Cardtronics Inc.	7,400	292
	AAON Inc.	10,950	290
	G&K Services Inc. Class A	4,100	290
	Actuant Corp. Class A	10,700	286
*	SPX FLOW Inc.	9,499	285
	Exponent Inc.	5,700	284
*	TopBuild Corp.	8,998	281
*	Huron Consulting Group Inc.	5,000	278
	Korn/Ferry International	10,200	277
	Applied Industrial Technologies Inc.	6,000	275
	Watts Water Technologies Inc. Class A	4,900	274
	GATX Corp.	5,900	271
*	Trex Co. Inc.	5,700	270
	Kaman Corp.	6,400	269
	Badger Meter Inc.	3,700	264
	EnPro Industries Inc.	4,500	264
	Aircastle Ltd.	12,100	263
*	On Assignment Inc.	7,200	260
*	Advisory Board Co.	8,200	259
	Essendant Inc.	8,400	259
*	ExlService Holdings Inc.	5,200	252
*	MasTec Inc.	11,100	252
	UniFirst Corp.	2,300	249
	Simpson Manufacturing Co. Inc.	6,600	248
*	Imperva Inc.	5,300	246
*	II-VI Inc.	11,800	246
*	CBIZ Inc.	24,000	244
	Brady Corp. Class A	9,200	244
*	M/A-COM Technology Solutions Holdings Inc.	5,900	241
	Tetra Tech Inc.	8,200	241
*	Sykes Enterprises Inc.	8,200	239
*	Rofin-Sinar Technologies Inc.	7,400	238
*	LifeLock Inc.	20,300	236
*	Ambarella Inc.	5,700	234
	Scorpio Tankers Inc.	37,300	233
*	DigitalGlobe Inc.	10,354	229
	Werner Enterprises Inc.	9,000	228
	ESCO Technologies Inc.	5,900	227
*	Plexus Corp.	5,400	225
	AZZ Inc.	4,100	225
^	Nordic American Tankers Ltd.	14,498	223
*	NeuStar Inc. Class A	9,400	221
*	Knowles Corp.	15,373	206
	Sturm Ruger & Co. Inc.	3,200	205
*	American Woodmark Corp.	2,800	204
	Mueller Water Products Inc. Class A	18,900	203

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Advanced Drainage Systems Inc.	8,600	199
	Heartland Express Inc.	10,900	197
^	Seaspan Corp. Class A	11,600	196
	Franklin Electric Co. Inc.	6,200	196
	US Ecology Inc.	4,300	194
*	Newport Corp.	8,400	193
	Materion Corp.	6,593	191
*	OSI Systems Inc.	3,700	188
*	Gibraltar Industries Inc.	7,000	185
*	Greatbatch Inc.	5,300	184
	Lindsay Corp.	2,400	183
*	Babcock & Wilcox Enterprises Inc.	8,025	183
	Comfort Systems USA Inc.	6,200	183
	Federal Signal Corp.	13,200	181
*	PHH Corp.	13,900	178
*	Navistar International Corp.	11,700	177
*	Hollysys Automation Technologies Ltd.	9,100	174
	Methode Electronics Inc.	5,800	172
*	Paylocity Holding Corp.	4,500	172
	Albany International Corp.	4,000	161
*	TASER International Inc.	8,800	161
*	Rogers Corp.	2,800	161
	Tennant Co.	3,000	160
*	Meritor Inc.	18,600	158
	Astec Industries Inc.	3,200	155
	Apogee Enterprises Inc.	3,700	153
*	TrueBlue Inc.	8,000	149
^	Ship Finance International Ltd.	9,813	149
	Outerwall Inc.	3,600	149
*	Aerojet Rocketdyne Holdings Inc.	8,200	149
	Insperity Inc.	2,800	148
*	Benchmark Electronics Inc.	7,600	148
	Otter Tail Corp.	5,000	145
	Matson Inc.	3,700	144
	HEICO Corp.	2,343	144
	Quanex Building Products Corp.	7,600	143
	EVERTEC Inc.	10,400	140
	ManTech International Corp. Class A	4,100	139
	General Cable Corp.	8,800	138
	McGrath RentCorp	5,600	137
	Greif Inc. Class A	3,900	135
*	Wesco Aircraft Holdings Inc.	9,100	131
*	Navigant Consulting Inc.	8,200	131
	Kelly Services Inc. Class A	6,900	129
*	Team Inc.	4,500	129
*	Veeco Instruments Inc.	6,900	127
*	Atlas Air Worldwide Holdings Inc.	3,100	124
	Standex International Corp.	1,600	123
*	Press Ganey Holdings Inc.	3,900	119
	CIRCOR International Inc.	2,100	119
	AAR Corp.	4,900	118
	Cubic Corp.	2,800	116
	Hyster-Yale Materials Handling Inc.	1,900	116
	Greenbrier Cos. Inc.	3,800	114
*	Aegion Corp. Class A	5,300	112
	Manitowoc Co. Inc.	19,700	112
*	Saia Inc.	3,700	107
	SPX Corp.	6,499	105
	MTS Systems Corp.	1,800	101
	Harsco Corp.	13,900	99
	TAL International Group Inc.	5,600	96
*	TriMas Corp.	5,200	94
	Encore Wire Corp.	2,400	92
	Primoris Services Corp.	3,900	91

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Boise Cascade Co.	4,200	88
*	Nortek Inc.	1,800	85
	Teekay Corp.	7,500	84
*	TriNet Group Inc.	5,000	83
	Viad Corp.	2,600	77
	AVX Corp.	5,700	75
	Schnitzer Steel Industries Inc.	3,500	72
*	ServiceSource International Inc.	17,900	72
	Raven Industries Inc.	4,400	71
	Griffon Corp.	4,200	66
	H&E Equipment Services Inc.	3,200	65
	GasLog Ltd.	5,000	64
*	Tutor Perini Corp.	4,000	63
*	FARO Technologies Inc.	2,100	61
	TimkenSteel Corp.	4,700	60
*	Armstrong Flooring Inc.	3,950	57
	Resources Connection Inc.	3,400	50
	CTS Corp.	3,000	50
	TeleTech Holdings Inc.	1,700	47
	Myers Industries Inc.	3,500	47
	American Railcar Industries Inc.	1,000	41
*	Engility Holdings Inc.	2,073	41
*	Aerovironment Inc.	1,400	40
	Textainer Group Holdings Ltd.	2,600	40
*	TTM Technologies Inc.	6,100	40
*	Monster Worldwide Inc.	12,300	39
	Daktronics Inc.	4,400	38
	American Science & Engineering Inc.	1,300	37
*	Horizon Global Corp.	2,080	26
*	Nuvectra Corp.	1,766	15
	DryShips Inc.	3,244	13
			547,020
Oil & Gas (3.6%)
	Exxon Mobil Corp.	833,435	73,676
	Chevron Corp.	378,052	38,629
	Schlumberger Ltd.	279,031	22,417
	Occidental Petroleum Corp.	153,519	11,767
	ConocoPhillips	246,099	11,761
	EOG Resources Inc.	110,174	9,103
	Phillips 66	105,875	8,693
	Halliburton Co.	172,581	7,129
	Kinder Morgan Inc.	379,822	6,746
	Valero Energy Corp.	96,461	5,679
	Pioneer Natural Resources Co.	32,751	5,440
	Anadarko Petroleum Corp.	101,780	5,370
	Baker Hughes Inc.	87,655	4,239
	Marathon Petroleum Corp.	107,960	4,219
	Spectra Energy Corp.	134,123	4,194
	Apache Corp.	75,810	4,124
	Devon Energy Corp.	102,569	3,557
	Hess Corp.	57,051	3,401
	Noble Energy Inc.	88,099	3,181
*	Concho Resources Inc.	25,493	2,962
	Williams Cos. Inc.	149,918	2,907
	National Oilwell Varco Inc.	76,591	2,760
	Marathon Oil Corp.	168,048	2,368
	EQT Corp.	32,555	2,282
	Cabot Oil & Gas Corp.	93,870	2,197
	Cimarex Energy Co.	19,041	2,073
	Columbia Pipeline Group Inc.	80,695	2,067
*	Cheniere Energy Inc.	48,077	1,869
	Tesoro Corp.	23,055	1,837
	Range Resources Corp.	35,022	1,545
*	FMC Technologies Inc.	49,152	1,499

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Newfield Exploration Co.	39,301	1,425
*	Weatherford International plc	171,103	1,391
	Helmerich & Payne Inc.	19,900	1,316
	HollyFrontier Corp.	36,708	1,307
*	Diamondback Energy Inc.	14,300	1,238
	Targa Resources Corp.	29,788	1,205
	OGE Energy Corp.	40,400	1,196
	Murphy Oil Corp.	33,223	1,187
	Core Laboratories NV	8,000	1,069
*	Southwestern Energy Co.	77,452	1,040
*	Chesapeake Energy Corp.	137,064	942
	Energen Corp.	19,209	816
*	Gulfport Energy Corp.	25,538	799
*	First Solar Inc.	14,070	786
	QEP Resources Inc.	43,599	782
	Oceaneering International Inc.	20,500	751
	Ensco plc Class A	61,383	734
*	Continental Resources Inc.	18,012	671
	PBF Energy Inc. Class A	20,102	647
*	Parsley Energy Inc. Class A	27,432	643
	Nabors Industries Ltd.	65,208	639
*	PDC Energy Inc.	9,557	600
*	WPX Energy Inc.	59,499	575
	Patterson-UTI Energy Inc.	28,559	564
	Noble Corp. plc	48,722	547
*	Whiting Petroleum Corp.	45,035	540
	Superior Energy Services Inc.	29,435	496
	Rowan Cos. plc Class A	24,688	464
	SM Energy Co.	14,000	436
*	Rice Energy Inc.	24,737	428
*	RSP Permian Inc.	13,700	419
*	Oasis Petroleum Inc.	38,600	374
*	NOW Inc.	20,697	374
*	Dril-Quip Inc.	5,500	357
*	Matador Resources Co.	16,500	356
*	Carrizo Oil & Gas Inc.	9,779	346
*	Antero Resources Corp.	12,100	342
	Diamond Offshore Drilling Inc.	13,618	330
	Golar LNG Ltd.	19,800	328
*	Laredo Petroleum Inc.	25,200	307
*	MRC Global Inc.	21,900	306
	Western Refining Inc.	11,074	296
*	Oil States International Inc.	8,300	288
	Denbury Resources Inc.	70,726	273
	Pattern Energy Group Inc. Class A	12,928	272
	SemGroup Corp. Class A	8,800	270
*	InterOil Corp.	6,700	224
*	Cobalt International Energy Inc.	65,692	212
*	SunPower Corp. Class A	9,800	197
*	McDermott International Inc.	40,077	182
*	Canadian Solar Inc.	9,400	168
	RPC Inc.	10,600	160
*,^	Forum Energy Technologies Inc.	8,800	147
*	SEACOR Holdings Inc.	2,400	141
	California Resources Corp.	62,680	138
	Delek US Holdings Inc.	8,480	135
*	Kosmos Energy Ltd.	20,779	135
*	Helix Energy Solutions Group Inc.	15,600	135
*	Chart Industries Inc.	4,200	108
	Bristow Group Inc.	4,700	108
	Green Plains Inc.	5,800	105
*	Unit Corp.	8,200	104
	Frank's International NV	6,200	103
	CVR Energy Inc.	4,200	102

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Atwood Oceanics Inc.	10,300	100
*	Matrix Service Co.	5,000	94
	Archrock Inc.	8,600	85
*	Memorial Resource Development Corp.	5,700	75
*	Flotek Industries Inc.	7,600	72
*	Exterran Corp.	4,300	66
*	TETRA Technologies Inc.	8,400	61
*	Newpark Resources Inc.	10,100	47
	CARBO Ceramics Inc.	3,100	46
*	C&J Energy Services Ltd.	23,600	34
*	Contango Oil & Gas Co.	2,100	26
*	EP Energy Corp. Class A	5,200	26
*	Civeo Corp.	12,800	20
*	ION Geophysical Corp.	1,753	16
*	Ultra Petroleum Corp.	23,355	7
			293,542
Other (0.0%)[3]
*	Dyax Corp CVR Exp. 12/31/2019	28,600	32
*	Leap Wireless International Inc CVR	5,200	13
			45
Technology (8.3%)
	Apple Inc.	1,108,477	103,909
	Microsoft Corp.	1,532,580	76,430
*	Facebook Inc. Class A	435,559	51,213
*	Alphabet Inc. Class C	59,452	41,201
*	Alphabet Inc. Class A	56,638	40,093
	Intel Corp.	943,739	28,576
	International Business Machines Corp.	194,084	28,325
	Cisco Systems Inc.	1,006,037	27,656
	Oracle Corp.	637,857	25,425
	QUALCOMM Inc.	300,472	15,180
	Broadcom Ltd.	79,416	11,575
	Texas Instruments Inc.	201,807	11,511
	EMC Corp.	388,001	10,131
*	Adobe Systems Inc.	100,393	9,459
*	salesforce.com Inc.	121,044	9,175
*	Cognizant Technology Solutions Corp. Class A	122,904	7,174
*	Yahoo! Inc.	176,454	6,458
	Hewlett Packard Enterprise Co.	349,585	5,824
	Intuit Inc.	48,280	4,871
*	NXP Semiconductors NV	56,771	4,841
	Applied Materials Inc.	228,182	4,671
	HP Inc.	348,885	4,281
	Corning Inc.	224,494	4,191
	NVIDIA Corp.	103,425	3,675
	Analog Devices Inc.	62,621	3,527
*	Cerner Corp.	59,506	3,341
	SanDisk Corp.	40,115	3,014
*	Autodesk Inc.	46,647	2,790
	Motorola Solutions Inc.	35,945	2,703
*	Red Hat Inc.	35,986	2,640
*	Palo Alto Networks Inc.	17,200	2,595
	Skyworks Solutions Inc.	38,600	2,579
*	Citrix Systems Inc.	30,828	2,523
	Lam Research Corp.	31,811	2,430
*	Check Point Software Technologies Ltd.	28,080	2,327
	Symantec Corp.	135,305	2,252
*	Micron Technology Inc.	209,022	2,247
	KLA-Tencor Corp.	31,192	2,182
*	ServiceNow Inc.	30,400	2,173
	Xilinx Inc.	50,097	2,158
	Linear Technology Corp.	47,651	2,119
	Microchip Technology Inc.	43,408	2,109
	Maxim Integrated Products Inc.	57,636	2,059

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Harris Corp.	24,463	1,957
*	VeriSign Inc.	21,966	1,898
	Juniper Networks Inc.	77,799	1,820
	Western Digital Corp.	44,186	1,806
	CA Inc.	60,850	1,805
*	Akamai Technologies Inc.	34,402	1,754
*	Workday Inc. Class A	23,072	1,730
	Amdocs Ltd.	29,538	1,670
	CDK Global Inc.	33,192	1,579
*	F5 Networks Inc.	14,330	1,501
*	ANSYS Inc.	16,255	1,475
*	Gartner Inc.	16,700	1,456
*	Cadence Design Systems Inc.	60,265	1,398
*	Synopsys Inc.	29,119	1,384
	NetApp Inc.	58,450	1,382
*	Twitter Inc.	92,800	1,357
*,^	Mobileye NV	34,805	1,328
*	Splunk Inc.	25,298	1,315
*	Qorvo Inc.	27,527	1,240
	Seagate Technology plc	56,883	1,238
*	Ultimate Software Group Inc.	5,900	1,160
	CDW Corp.	28,634	1,102
	Ingram Micro Inc.	29,600	1,035
*	Tyler Technologies Inc.	7,000	1,025
*	Yandex NV Class A	48,762	998
	SS&C Technologies Holdings Inc.	16,068	983
*	athenahealth Inc.	7,100	946
	Garmin Ltd.	21,936	935
*	Manhattan Associates Inc.	14,700	890
*	Fortinet Inc.	27,200	884
	Computer Sciences Corp.	25,990	861
	Marvell Technology Group Ltd.	86,179	860
	CSRA Inc.	32,925	855
*	Nuance Communications Inc.	48,200	828
*	VMware Inc. Class A	14,494	825
*	PTC Inc.	22,600	824
*	ARRIS International plc	36,183	824
*	ON Semiconductor Corp.	85,167	807
	Pitney Bowes Inc.	38,347	804
*	ViaSat Inc.	10,300	790
*	CommScope Holding Co. Inc.	25,700	782
*	IMS Health Holdings Inc.	29,300	781
	Teradyne Inc.	41,000	775
*	NCR Corp.	26,615	774
*	Microsemi Corp.	22,606	764
	DST Systems Inc.	5,891	711
*	NetSuite Inc.	8,519	690
*	EPAM Systems Inc.	9,300	678
*	Guidewire Software Inc.	11,500	655
*	Aspen Technology Inc.	16,900	643
	Brocade Communications Systems Inc.	66,600	640
*	Teradata Corp.	24,836	628
	IAC/InterActiveCorp	13,519	626
	Cypress Semiconductor Corp.	68,532	619
*	SINA Corp.	11,921	597
	j2 Global Inc.	9,400	597
*	Allscripts Healthcare Solutions Inc.	43,900	588
*	Qlik Technologies Inc.	19,100	588
*	Integrated Device Technology Inc.	30,200	582
	Fair Isaac Corp.	5,400	576
*	Cavium Inc.	11,600	573
	Leidos Holdings Inc.	11,369	564
*	VeriFone Systems Inc.	19,100	544
*	Tableau Software Inc. Class A	10,402	538

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Blackbaud Inc.	8,700	537
*	Synaptics Inc.	7,500	537
*	ACI Worldwide Inc.	25,200	504
	Lexmark International Inc. Class A	13,000	502
*	Rackspace Hosting Inc.	21,900	501
*	FireEye Inc.	28,800	500
*	Cirrus Logic Inc.	13,100	473
	Mentor Graphics Corp.	23,500	469
*	Arista Networks Inc.	7,000	466
*	Dycom Industries Inc.	6,600	466
*	Ellie Mae Inc.	5,500	460
*	CACI International Inc. Class A	4,700	452
	SYNNEX Corp.	5,400	446
*	Proofpoint Inc.	7,600	443
*	Medidata Solutions Inc.	10,100	441
*	Polycom Inc.	36,564	437
*	Advanced Micro Devices Inc.	121,606	432
*	Verint Systems Inc.	12,700	430
*	Tech Data Corp.	6,200	426
*	Ciena Corp.	25,100	422
*	Fairchild Semiconductor International Inc. Class A	20,800	416
*	Cree Inc.	16,915	415
*	Veeva Systems Inc. Class A	15,000	413
	Science Applications International Corp.	7,753	412
*	3D Systems Corp.	22,900	405
	Monolithic Power Systems Inc.	6,400	399
*	NetScout Systems Inc.	17,838	397
*	Electronics For Imaging Inc.	9,500	378
	Cogent Communications Holdings Inc.	9,300	360
*	CommVault Systems Inc.	7,960	348
*	Paycom Software Inc.	9,052	346
*	Entegris Inc.	26,000	346
*	Cornerstone OnDemand Inc.	10,000	343
*	Demandware Inc.	7,300	336
*	InterXion Holding NV	9,700	329
*	MicroStrategy Inc. Class A	1,800	323
*	Semtech Corp.	14,900	322
*	Finisar Corp.	19,500	321
*	EchoStar Corp. Class A	7,800	319
*	Infinera Corp.	26,700	317
*	Rovi Corp.	17,899	315
*	Premier Inc. Class A	9,175	310
*	GoDaddy Inc. Class A	10,132	308
	CSG Systems International Inc.	6,900	306
*	Fleetmatics Group plc	8,400	304
*	Cray Inc.	8,000	303
	Cabot Microelectronics Corp.	7,200	302
*	Viavi Solutions Inc.	44,700	291
	InterDigital Inc.	5,100	291
*	Silicon Laboratories Inc.	6,200	290
	Diebold Inc.	10,826	284
*	NETGEAR Inc.	6,700	284
*	LogMeIn Inc.	4,700	281
*	ScanSource Inc.	6,700	273
	NIC Inc.	14,900	264
	MKS Instruments Inc.	7,300	262
*	Zendesk Inc.	11,400	258
	Plantronics Inc.	6,600	254
*	BroadSoft Inc.	6,400	251
	Ebix Inc.	5,200	250
*	Web.com Group Inc.	12,300	246
*	Rambus Inc.	20,800	242
	Tessera Technologies Inc.	8,300	238
*	Synchronoss Technologies Inc.	7,600	236

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Lumentum Holdings Inc.	9,240	234
*	Progress Software Corp.	9,100	232
*	HubSpot Inc.	5,200	230
*	RingCentral Inc. Class A	11,600	221
*	Syntel Inc.	5,200	221
*	Luxoft Holding Inc. Class A	3,800	220
*	Sohu.com Inc.	4,800	216
*	Cvent Inc.	6,100	216
	West Corp.	9,818	210
*	Infoblox Inc.	12,500	209
	Pegasystems Inc.	7,900	208
*	Kulicke & Soffa Industries Inc.	19,200	206
*	2U Inc.	7,300	205
*	CyberArk Software Ltd.	5,000	204
*	Envestnet Inc.	6,500	204
*	Super Micro Computer Inc.	7,500	202
	Monotype Imaging Holdings Inc.	9,100	200
*	Advanced Energy Industries Inc.	6,000	194
	Power Integrations Inc.	4,000	193
	Intersil Corp. Class A	16,500	193
*	Insight Enterprises Inc.	7,500	185
*	QLogic Corp.	14,100	185
*	Stratasys Ltd.	7,400	181
*	Marketo Inc.	8,100	178
*	Virtusa Corp.	5,000	178
*	Perficient Inc.	8,500	177
*	AVG Technologies NV	8,800	174
*	Globant SA	4,800	170
*	Qualys Inc.	6,500	164
*	RealPage Inc.	7,300	161
*	Xura Inc.	7,000	157
*	Ubiquiti Networks Inc.	4,300	153
*	Gogo Inc.	13,800	146
*	Bottomline Technologies de Inc.	5,900	145
*	InvenSense Inc.	18,700	144
*	Interactive Intelligence Group Inc.	3,700	138
	Forrester Research Inc.	4,000	134
*	Amkor Technology Inc.	22,600	129
	Computer Programs & Systems Inc.	2,500	128
*	Loral Space & Communications Inc.	2,900	106
*	Lattice Semiconductor Corp.	18,600	104
*	Diodes Inc.	5,500	102
*	Ixia	10,100	102
	Quality Systems Inc.	7,200	101
	ADTRAN Inc.	5,000	97
*	Endurance International Group Holdings Inc.	8,900	95
*	Shutterstock Inc.	2,300	94
*	Barracuda Networks Inc.	5,000	88
*	Applied Micro Circuits Corp.	13,900	87
*	Nimble Storage Inc.	10,000	74
	Epiq Systems Inc.	4,000	59
	Brooks Automation Inc.	6,200	59
*	Ultratech Inc.	2,600	56
*	Unisys Corp.	6,800	52
*	Blucora Inc.	3,800	30
*,^	SunEdison Inc.	26,181	6
			680,244
Telecommunications (1.3%)
	AT&T Inc.	1,230,293	47,760
	Verizon Communications Inc.	812,826	41,405
	CenturyLink Inc.	111,593	3,454
*	Level 3 Communications Inc.	58,290	3,046
*	SBA Communications Corp. Class A	24,234	2,497
*	T-Mobile US Inc.	51,788	2,034

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Frontier Communications Corp.	231,902	1,290
*,^	Sprint Corp.	170,621	585
	Telephone & Data Systems Inc.	18,873	558
*	Zayo Group Holdings Inc.	20,100	522
	Shenandoah Telecommunications Co.	9,750	280
	Consolidated Communications Holdings Inc.	10,500	248
^	Windstream Holdings Inc.	24,332	211
	Atlantic Tele-Network Inc.	2,400	173
*	Cincinnati Bell Inc.	30,200	115
*	United States Cellular Corp.	2,700	115
*	General Communication Inc. Class A	5,400	91
	EarthLink Holdings Corp.	14,900	87
			104,471
Utilities (1.8%)
	Duke Energy Corp.	138,332	10,898
	NextEra Energy Inc.	92,062	10,825
	Southern Co.	181,104	9,073
	Dominion Resources Inc.	118,394	8,462
	Exelon Corp.	184,988	6,491
	American Electric Power Co. Inc.	96,967	6,157
	PG&E Corp.	96,184	5,598
	Sempra Energy	49,573	5,123
	PPL Corp.	133,073	5,009
	Public Service Enterprise Group Inc.	101,019	4,660
	Edison International	65,177	4,609
	Consolidated Edison Inc.	58,488	4,363
	Xcel Energy Inc.	99,462	3,981
	WEC Energy Group Inc.	62,138	3,617
	Eversource Energy	62,682	3,538
	DTE Energy Co.	34,391	3,066
	FirstEnergy Corp.	84,761	2,762
	Entergy Corp.	35,061	2,636
	American Water Works Co. Inc.	34,856	2,536
	Ameren Corp.	45,867	2,202
	CMS Energy Corp.	51,648	2,101
	CenterPoint Energy Inc.	91,295	1,958
	SCANA Corp.	23,927	1,644
	NiSource Inc.	68,666	1,559
	Pinnacle West Capital Corp.	21,440	1,558
	AGL Resources Inc.	23,200	1,528
	Alliant Energy Corp.	21,277	1,500
	ONEOK Inc.	41,406	1,497
	AES Corp.	133,031	1,485
	Westar Energy Inc. Class A	28,100	1,450
	Atmos Energy Corp.	19,500	1,415
	UGI Corp.	33,450	1,346
	TECO Energy Inc.	47,489	1,319
	ITC Holdings Corp.	28,300	1,247
	Vectren Corp.	21,002	1,026
	Piedmont Natural Gas Co. Inc.	16,600	993
*	Calpine Corp.	62,584	988
	NRG Energy Inc.	61,732	932
	Questar Corp.	35,125	881
	Great Plains Energy Inc.	27,800	868
	National Fuel Gas Co.	14,900	827
	Aqua America Inc.	25,525	808
	Portland General Electric Co.	17,925	712
	IDACORP Inc.	9,600	698
	Hawaiian Electric Industries Inc.	21,100	690
	WGL Holdings Inc.	9,700	659
	Black Hills Corp.	10,300	624
	Southwest Gas Corp.	9,600	623
	New Jersey Resources Corp.	17,400	621
	ONE Gas Inc.	10,176	595

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
	ALLETE Inc.			9,200	517
	MGE Energy Inc.			10,050	501
	PNM Resources Inc.			15,700	497
*	Spire Inc.			7,300	467
	Avista Corp.			11,300	453
	NorthWestern Corp.			7,900	449
	Avangrid Inc.			11,100	445
	South Jersey Industries Inc.			15,800	441
*	Dynegy Inc.			21,479	379
	El Paso Electric Co.			7,400	334
	American States Water Co.			7,900	329
	Northwest Natural Gas Co.			6,200	320
	Empire District Electric Co.			9,000	303
	Ormat Technologies Inc. (New York Shares)			5,400	234
	California Water Service Group			7,700	215
	SJW Corp.			5,780	199
	TerraForm Power Inc. Class A			15,300	163
*	Talen Energy Corp.			13,236	154
^	Abengoa Yield plc			8,501	153
*	Endesa Americas SA ADR			9,804	138
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	114
					146,563
					4,315,661
Total Common Stocks (Cost $7,608,004)					8,214,954

		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
5,6	Vanguard Market Liquidity Fund	0.495%		166,510,311	166,510

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7,8	Federal Home Loan Bank Discount Notes	0.352%	7/6/16	800	800
7	Federal Home Loan Bank Discount Notes	0.335%	7/22/16	2,000	1,998
8	United States Treasury Note/Bond	0.375%	5/31/16	1,000	1,000
					3,798
Total Temporary Cash Investments (Cost $170,308)					170,308
Total Investments (102.0%) (Cost $7,778,312)					8,385,262
Other Assets and Liabilities—Net (-2.0%)[6]					(164,240)
Net Assets (100%)					8,221,022

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $153,991,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $23,228,000, representing 0.3% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $166,510,000 of collateral received for securities on loan.

Vanguard® Total World Stock Index Fund
Schedule of Investments
April 30, 2016

7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $1,300,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6282 062016

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Australia (5.2%)
Commonwealth Bank of Australia	2,317,399	129,374
Westpac Banking Corp.	4,533,355	106,414
National Australia Bank Ltd.	3,567,937	73,200
Australia & New Zealand Banking Group Ltd.	3,965,454	72,687
BHP Billiton Ltd.	4,378,989	68,387
CSL Ltd.	631,517	50,325
Wesfarmers Ltd.	1,526,603	49,433
Woolworths Ltd.	1,728,270	28,921
Scentre Group	6,977,724	24,768
Transurban Group	2,759,399	24,213
Telstra Corp. Ltd.	5,882,098	23,884
Rio Tinto Ltd.	579,794	22,623
Woodside Petroleum Ltd.	979,788	20,977
Brambles Ltd.	2,157,732	20,380
Westfield Corp.	2,640,828	20,170
Macquarie Group Ltd.	420,936	20,165
Amcor Ltd.	1,583,927	18,467
AMP Ltd.	3,984,754	17,706
Suncorp Group Ltd.	1,749,411	16,546
QBE Insurance Group Ltd.	1,861,322	15,666
* Newcrest Mining Ltd.	1,036,988	15,121
Insurance Australia Group Ltd.	3,305,131	14,403
AGL Energy Ltd.	920,527	12,751
Goodman Group	2,378,900	12,394
Vicinity Centres	4,458,725	11,207
Stockland	3,212,311	10,625
APA Group	1,515,827	10,040
Origin Energy Ltd.	2,369,680	9,738
GPT Group	2,441,165	9,297
* South32 Ltd.	7,262,204	9,082
Caltex Australia Ltd.	368,504	9,044
Medibank Pvt Ltd.	3,737,230	8,894
Aurizon Holdings Ltd.	2,741,167	8,856
ASX Ltd.	262,570	8,692
Ramsay Health Care Ltd.	176,634	8,686
James Hardie Industries plc	605,996	8,477
Dexus Property Group	1,326,151	8,456
Oil Search Ltd.	1,594,532	8,454
Sonic Healthcare Ltd.	561,810	8,244
Santos Ltd.	2,242,051	8,077
Sydney Airport	1,483,435	7,649
LendLease Group	750,016	7,204
Mirvac Group	5,031,583	7,119
Treasury Wine Estates Ltd.	1,009,362	7,107
Aristocrat Leisure Ltd.	862,595	6,521
Cochlear Ltd.	77,488	6,338
SEEK Ltd.	471,716	5,837
Orica Ltd.	505,011	5,835
Tatts Group Ltd.	1,987,747	5,664
^ Fortescue Metals Group Ltd.	2,176,643	5,594
Incitec Pivot Ltd.	2,281,095	5,543
Asciano Ltd.	817,250	5,479
DUET Group	3,162,016	5,402
Challenger Ltd.	778,263	5,265
Computershare Ltd.	665,108	5,091
Boral Ltd.	1,013,178	4,931
Healthscope Ltd.	2,363,497	4,868
Coca-Cola Amatil Ltd.	738,100	4,809
Star Entertainment Grp Ltd.	1,120,670	4,785
Crown Resorts Ltd.	517,493	4,618
Bank of Queensland Ltd.	517,090	4,397

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bendigo & Adelaide Bank Ltd.	623,515	4,389
	Domino's Pizza Enterprises Ltd.	85,513	4,005
	BlueScope Steel Ltd.	798,441	3,898
	Alumina Ltd.	3,425,018	3,868
	Tabcorp Holdings Ltd.	1,141,589	3,829
	CIMIC Group Ltd.	140,854	3,810
	TPG Telecom Ltd.	452,370	3,667
	Qantas Airways Ltd.	1,378,646	3,361
	Orora Ltd.	1,640,549	3,270
	Ansell Ltd.	211,228	3,188
	Meridian Energy Ltd.	1,643,784	3,036
	AusNet Services	2,419,775	2,815
	Iluka Resources Ltd.	574,548	2,789
	REA Group Ltd.	71,944	2,768
	Recall Holdings Ltd.	439,587	2,746
	IOOF Holdings Ltd.	405,587	2,743
	DuluxGroup Ltd.	541,004	2,620
	Harvey Norman Holdings Ltd.	715,249	2,422
	ALS Ltd.	675,235	2,383
	Adelaide Brighton Ltd.	608,289	2,380
^	Flight Centre Travel Group Ltd.	77,666	2,313
	Magellan Financial Group Ltd.	142,034	2,304
	Macquarie Atlas Roads Group	568,567	2,096
	Fairfax Media Ltd.	3,241,489	1,948
	Perpetual Ltd.	59,650	1,928
	OZ Minerals Ltd.	415,525	1,845
	CSR Ltd.	703,403	1,816
	Shopping Centres Australasia Property Group	985,712	1,747
*	Metcash Ltd.	1,311,028	1,745
	Sims Metal Management Ltd.	240,029	1,717
	Downer EDI Ltd.	583,085	1,637
	WorleyParsons Ltd.	291,284	1,531
	Platinum Asset Management Ltd.	313,616	1,438
	Nufarm Ltd.	243,927	1,296
	Seven West Media Ltd.	1,213,329	971
*,^	Whitehaven Coal Ltd.	809,782	470
	New Hope Corp. Ltd.	296,312	324
*	BGP Holdings PLC	3,738,510	—
			1,236,013
Austria (0.1%)
*	Erste Group Bank AG	390,296	11,235
	OMV AG	194,899	5,865
	voestalpine AG	156,030	5,630
	ANDRITZ AG	96,914	5,440
*	Raiffeisen Bank International AG	160,356	2,567
	Vienna Insurance Group AG Wiener Versicherung Gruppe	55,326	1,248
	Telekom Austria AG	112,811	708
			32,693
Belgium (1.0%)
	Anheuser-Busch InBev SA/NV	1,088,362	135,016
	KBC Groep NV	374,055	21,045
	Delhaize Group	139,585	14,668
^	UCB SA	165,601	12,422
	Ageas	282,054	11,084
	Solvay SA Class A	95,935	9,719
^	Groupe Bruxelles Lambert SA	105,323	9,319
^	Proximus SADP	191,343	6,449
^	Umicore SA	125,510	6,266
	Colruyt SA	87,635	5,053
	Ackermans & van Haaren NV	33,954	4,426
	bpost SA	137,479	3,882
*	Telenet Group Holding NV	66,514	3,311
			242,660

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Brazil (1.6%)
	Itau Unibanco Holding SA ADR	3,669,446	34,970
	Banco Bradesco SA ADR	3,833,618	28,637
	Ambev SA ADR	3,829,435	21,407
*,^	Petroleo Brasileiro SA ADR	2,105,905	16,237
*	Petroleo Brasileiro SA ADR Type A	2,718,340	16,038
	Ambev SA	2,534,640	14,290
	Cielo SA	1,418,664	13,818
	BRF SA	949,462	13,582
	Itausa - Investimentos Itau SA Preference Shares	4,793,962	12,071
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,355,329	11,765
	Ultrapar Participacoes SA	522,937	11,011
	Kroton Educacional SA	2,094,592	7,796
^	Vale SA Class B ADR	1,368,698	7,761
	Vale SA Class B Pref. ADR	1,667,390	7,570
	Banco Bradesco SA	921,851	7,529
	Banco do Brasil SA	1,171,086	7,529
	BB Seguridade Participacoes SA	819,628	7,149
	CCR SA	1,189,853	5,598
	Raia Drogasil SA	343,070	5,490
	Lojas Renner SA	873,610	5,276
	Hypermarcas SA	524,533	4,627
	Embraer SA ADR	198,335	4,582
	Vale SA Preference Shares	992,936	4,544
	Telefonica Brasil SA Preference Shares	361,035	4,447
	Lojas Americanas SA Preference Shares	863,298	4,024
	Klabin SA	752,284	3,813
	CETIP SA - Mercados Organizados	305,821	3,754
	Cia de Saneamento Basico do Estado de Sao Paulo	461,817	3,545
	BRF SA ADR	237,493	3,377
	WEG SA	757,724	3,344
	Equatorial Energia SA	269,226	3,330
*	Petroleo Brasileiro SA	851,132	3,284
	Tractebel Energia SA	291,508	3,234
	BR Malls Participacoes SA	583,713	2,873
	Banco Santander Brasil SA	513,700	2,772
	Fibria Celulose SA	306,400	2,707
	JBS SA	977,874	2,570
*,^	Cia Siderurgica Nacional SA ADR	670,158	2,533
	Vale SA	427,000	2,445
*	CPFL Energia SA	401,426	2,317
	Itau Unibanco Holding SA Preference Shares	222,978	2,131
	Telefonica Brasil SA ADR	167,175	2,060
	Itau Unibanco Holding SA	236,322	1,963
	BTG Pactual Group	339,389	1,939
	Localiza Rent a Car SA	191,913	1,841
	Cia Brasileira de Distribuicao ADR	124,742	1,827
	Multiplan Empreendimentos Imobiliarios SA	102,600	1,759
	Natura Cosmeticos SA	236,931	1,757
	Gerdau SA ADR	775,073	1,728
	Sul America SA	323,988	1,578
	TOTVS SA	183,862	1,508
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,506
	M Dias Branco SA	60,762	1,410
	Cia Energetica de Minas Gerais ADR	710,433	1,392
	Cosan SA Industria e Comercio	146,234	1,354
*	Petroleo Brasileiro SA Preference Shares	433,739	1,290
	Cia Paranaense de Energia ADR	153,500	1,269
	EDP - Energias do Brasil SA	336,700	1,253
	Estacio Participacoes SA	346,200	1,195
	Centrais Eletricas Brasileiras SA Preference Shares	284,776	1,061
	Porto Seguro SA	129,912	1,046
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	71,030	1,045
*	Cia Energetica de Sao Paulo Preference Shares	244,934	1,026

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Embraer SA	166,500	996
	Braskem SA ADR	66,582	949
	Tim Participacoes SA	419,030	931
	Gerdau SA Preference Shares	406,586	923
	Tim Participacoes SA ADR	81,069	899
*	Cia Siderurgica Nacional SA	217,400	831
*	Centrais Eletricas Brasileiras SA	365,399	828
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	50,162	824
	Lojas Americanas SA	247,074	795
	AES Tiete Energia SA	179,916	739
	Multiplus SA	64,823	715
	Transmissora Alianca de Energia Eletrica SA	124,544	708
	Smiles SA	56,830	659
	Cia Energetica de Minas Gerais Preference Shares	328,837	655
	Braskem SA Preference Shares	67,500	482
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	17,570	206
	Cia Energetica de Minas Gerais	99,669	205
*	Usinas Siderurgicas de Minas Gerais SA	126,534	166
	Cia Paranaense de Energia	24,000	130
	Banco Bradesco SA Preference Shares	12,140	91
	Cia Paranaense de Energia Preference Shares	4,200	35
	Duratex SA	14,399	33
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares Temp Line	1,101	18
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	7,226	5
*	Oi SA ADR	930	1
*	Usinas Siderurgicas de Minas Gerais SA Rights Exp. 05/23/2016	27,919	1
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Exp. 05/27/2016	467	—
	Itausa - Investimentos Itau SA	7	—
			371,409
Canada (5.9%)
	Royal Bank of Canada (Toronto Shares)	1,985,039	123,276
	Toronto-Dominion Bank	2,517,117	112,044
	Bank of Nova Scotia	1,650,687	86,567
	Suncor Energy Inc.	2,173,565	63,802
	Canadian National Railway Co.	957,759	58,975
^	Bank of Montreal	876,916	57,129
	Enbridge Inc.	1,261,136	52,387
	Canadian Natural Resources Ltd.	1,495,980	44,926
	Canadian Imperial Bank of Commerce	545,404	44,051
	Brookfield Asset Management Inc. Class A (Toronto Shares)	1,184,571	40,030
	TransCanada Corp.	959,530	39,843
	Manulife Financial Corp.	2,687,821	39,631
	Barrick Gold Corp. (Toronto Shares)	1,477,942	28,612
	Sun Life Financial Inc.	833,109	28,419
	Canadian Pacific Railway Ltd.	191,105	27,573
	Alimentation Couche-Tard Inc. Class B	538,152	23,590
	Goldcorp Inc.	1,130,402	22,776
	Magna International Inc.	531,255	22,314
	Potash Corp. of Saskatchewan Inc.	1,133,246	20,051
	Thomson Reuters Corp.	470,160	19,351
	Rogers Communications Inc. Class B	495,400	19,268
	BCE Inc.	393,433	18,450
^	Cenovus Energy Inc.	1,132,956	17,960
	Loblaw Cos. Ltd.	315,959	17,434
	Franco-Nevada Corp.	242,575	17,033
	National Bank of Canada	460,879	16,471
*	CGI Group Inc. Class A	358,157	16,362
	Agrium Inc.	188,957	16,283
	Fairfax Financial Holdings Ltd.	30,125	16,147
	Pembina Pipeline Corp.	503,057	15,111
*	Valeant Pharmaceuticals International Inc.	433,828	14,463
	Agnico Eagle Mines Ltd.	295,481	13,967
	Intact Financial Corp.	178,905	13,239
	Restaurant Brands International Inc.	305,872	13,206

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Fortis Inc.	382,755	12,141
	Great-West Lifeco Inc.	407,849	12,001
	Imperial Oil Ltd.	359,018	11,906
^	Crescent Point Energy Corp.	684,450	11,532
	Silver Wheaton Corp.	549,887	11,522
	Power Corp. of Canada	472,936	11,493
	Metro Inc.	324,054	10,845
	Saputo Inc.	344,520	10,832
^	Canadian Tire Corp. Ltd. Class A	96,004	10,457
	Shaw Communications Inc. Class B	561,773	10,396
^	Inter Pipeline Ltd.	454,413	9,717
^	RioCan REIT	431,001	9,371
	Encana Corp.	1,161,098	8,884
	TELUS Corp.	268,802	8,522
	Constellation Software Inc.	21,568	8,429
	Power Financial Corp.	316,383	8,319
^	ARC Resources Ltd.	472,354	7,970
	SNC-Lavalin Group Inc.	204,892	7,709
	Canadian Utilities Ltd. Class A	260,863	7,503
^	CI Financial Corp.	321,746	7,124
	Cameco Corp.	533,943	6,681
*	Tourmaline Oil Corp.	264,248	6,095
	George Weston Ltd.	69,620	6,041
	Husky Energy Inc.	413,702	5,213
*	BlackBerry Ltd.	686,118	4,845
	IGM Financial Inc.	131,032	4,125
*	Turquoise Hill Resources Ltd.	1,085,993	3,246
	Barrick Gold Corp. (New York Shares)	112,553	2,180
	Royal Bank of Canada	34,231	2,126
	Brookfield Asset Management Inc. Class A (New York Shares)	33,000	1,116
	Restaurant Brands International LP	1,203	52
			1,419,134
Chile (0.3%)
	Empresas COPEC SA	521,583	5,210
	SACI Falabella	665,592	5,152
	Cencosud SA	1,547,586	4,160
	Empresa Nacional de Electricidad SA ADR	134,647	3,750
	Banco de Chile	33,288,428	3,650
	Empresas CMPC SA	1,529,970	3,418
	Banco Santander Chile ADR	167,423	3,248
	Enersis Americas SA ADR	337,280	2,887
	Banco de Credito e Inversiones	66,122	2,846
*	Latam Airlines Group SA (Santiago Shares)	388,689	2,778
	Colbun SA	9,842,580	2,655
	Sociedad Quimica y Minera de Chile SA ADR	112,343	2,340
	Cia Cervecerias Unidas SA	206,973	2,320
	Aguas Andinas SA Class A	3,935,047	2,280
*	Itau CorpBanca	237,270,889	2,159
*	Enersis Chile SA ADR	337,280	2,148
*	Endesa Americas SA ADR	134,647	1,903
	AES Gener SA	3,535,310	1,771
	Enersis Americas SA	9,960,968	1,692
	Empresa Nacional de Telecomunicaciones SA	154,986	1,352
	SONDA SA	628,485	1,256
*	Enersis Chile SA	9,960,968	1,220
	Embotelladora Andina SA Preference Shares	321,927	1,091
	Banco Santander Chile	17,451,061	840
*	Latam Airlines Group SA	72,072	475
	Empresa Nacional de Electricidad SA	462,274	425
*	Endesa Americas SA	462,274	217
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,990	42
			63,285
China (4.5%)
	Tencent Holdings Ltd.	7,290,180	148,343

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	China Mobile Ltd.	7,265,204	83,410
	China Construction Bank Corp.	124,660,277	79,175
	Industrial & Commercial Bank of China Ltd.	98,297,500	52,629
	Bank of China Ltd.	102,694,541	41,580
	Ping An Insurance Group Co. of China Ltd.	6,809,376	31,957
	CNOOC Ltd.	21,951,536	27,117
	China Petroleum & Chemical Corp.	34,837,400	24,549
	China Life Insurance Co. Ltd.	10,159,000	23,402
	PetroChina Co. Ltd.	28,686,000	20,988
	China Overseas Land & Investment Ltd.	5,229,760	16,601
	China Merchants Bank Co. Ltd.	6,243,508	13,677
	Agricultural Bank of China Ltd.	35,233,715	12,716
	CITIC Ltd.	8,700,000	12,687
	China Pacific Insurance Group Co. Ltd.	3,510,920	12,311
	China Telecom Corp. Ltd.	22,092,000	10,937
	PICC Property & Casualty Co. Ltd.	5,244,540	9,540
	China Unicom Hong Kong Ltd.	7,844,123	9,180
	China Resources Land Ltd.	3,677,369	9,034
	Hengan International Group Co. Ltd.	996,017	8,924
	China Minsheng Banking Corp. Ltd.	8,893,560	8,354
	China Shenhua Energy Co. Ltd.	4,640,000	7,813
	Haitong Securities Co. Ltd.	4,640,163	7,668
	China Communications Construction Co. Ltd.	6,023,000	7,230
	Lenovo Group Ltd.	8,791,966	6,955
	Bank of Communications Co. Ltd.	10,914,220	6,879
	CITIC Securities Co. Ltd.	3,111,000	6,837
*	China CITIC Bank Corp. Ltd.	10,276,843	6,445
	Sinopharm Group Co. Ltd.	1,430,400	6,114
2	Dalian Wanda Commercial Properties Co. Ltd.	924,296	6,051
*,^	BYD Co. Ltd.	934,141	5,463
	Guangdong Investment Ltd.	3,820,000	5,394
	CRRC Corp. Ltd.	5,534,600	5,371
	CSPC Pharmaceutical Group Ltd.	5,653,765	5,025
	ENN Energy Holdings Ltd.	1,016,000	4,956
*,2	Huatai Securities Co. Ltd.	2,346,512	4,950
	China Merchants Holdings International Co. Ltd.	1,628,893	4,832
*	GF Securities Co. Ltd.	2,114,400	4,799
	China Vanke Co. Ltd.	1,803,538	4,502
2	China Galaxy Securities Co. Ltd.	5,065,500	4,443
	China Resources Power Holdings Co. Ltd.	2,628,400	4,427
	Dongfeng Motor Group Co. Ltd.	4,030,000	4,404
	Belle International Holdings Ltd.	7,066,839	4,310
	Anhui Conch Cement Co. Ltd.	1,635,000	4,308
2	CGN Power Co. Ltd.	13,446,000	4,291
	Fosun International Ltd.	3,002,392	4,148
	China Railway Group Ltd.	5,217,000	4,129
	Huaneng Power International Inc.	5,788,000	4,128
	Sino Biopharmaceutical Ltd.	5,795,440	4,107
	China Cinda Asset Management Co. Ltd.	12,345,000	4,043
*	China Taiping Insurance Holdings Co. Ltd.	1,974,826	4,024
	Shenzhou International Group Holdings Ltd.	768,944	3,975
	China Everbright International Ltd.	3,538,000	3,961
*,^	Alibaba Pictures Group Ltd.	16,918,000	3,952
	Zhuzhou CRRC Times Electric Co. Ltd.	691,500	3,934
	Country Garden Holdings Co. Ltd.	9,736,812	3,842
	Beijing Enterprises Holdings Ltd.	717,800	3,744
	Brilliance China Automotive Holdings Ltd.	3,772,000	3,720
	China Resources Beer Holdings Company Ltd.	1,636,000	3,595
	Guangzhou Automobile Group Co. Ltd.	3,075,558	3,574
	New China Life Insurance Co. Ltd.	1,095,443	3,571
^	Evergrande Real Estate Group Ltd.	4,771,336	3,526
2	People's Insurance Co. Group of China Ltd.	8,672,000	3,488
	China State Construction International Holdings Ltd.	2,218,000	3,455
	China Conch Venture Holdings Ltd.	1,697,482	3,435

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kunlun Energy Co. Ltd.	3,838,000	3,332
	China Railway Construction Corp. Ltd.	2,576,074	3,275
	Geely Automobile Holdings Ltd.	6,555,000	3,258
^	Beijing Enterprises Water Group Ltd.	5,400,000	3,221
	China Longyuan Power Group Corp. Ltd.	4,570,000	3,162
	ANTA Sports Products Ltd.	1,236,000	3,148
	China Gas Holdings Ltd.	2,173,592	3,138
	Great Wall Motor Co. Ltd.	4,155,250	3,126
	Far East Horizon Ltd.	3,676,445	2,918
	Longfor Properties Co. Ltd.	2,019,000	2,832
*	Alibaba Health Information Technology Ltd.	4,128,000	2,785
	Haier Electronics Group Co. Ltd.	1,647,215	2,767
	Zijin Mining Group Co. Ltd.	7,950,000	2,652
^	GCL-Poly Energy Holdings Ltd.	17,644,800	2,629
	China Resources Gas Group Ltd.	928,000	2,626
	TravelSky Technology Ltd.	1,413,000	2,626
	Kingsoft Corp. Ltd.	1,139,000	2,615
	Shenzhen International Holdings Ltd.	1,500,500	2,449
	COSCO Pacific Ltd.	2,278,578	2,423
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,931,000	2,419
	Shimao Property Holdings Ltd.	1,708,594	2,358
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	696,033	2,322
	China Everbright Ltd.	1,156,000	2,282
	Jiangsu Expressway Co. Ltd.	1,712,000	2,250
2	Shengjing Bank Co. Ltd.	1,632,640	2,222
	China Oilfield Services Ltd.	2,542,000	2,205
*	Fullshare Holdings Ltd.	6,895,000	2,199
	Beijing Capital International Airport Co. Ltd.	2,048,000	2,197
	China Medical System Holdings Ltd.	1,687,542	2,190
	AviChina Industry & Technology Co. Ltd.	3,126,000	2,179
	Zhejiang Expressway Co. Ltd.	2,062,000	2,104
	Shanghai Pharmaceuticals Holding Co. Ltd.	989,800	2,098
	China Everbright Bank Co. Ltd.	4,568,297	2,071
	Chongqing Rural Commercial Bank Co. Ltd.	3,897,000	2,048
	Chongqing Changan Automobile Co. Ltd. Class B	1,180,697	2,042
	GOME Electrical Appliances Holding Ltd.	15,648,357	2,007
	China National Building Material Co. Ltd.	3,870,400	1,995
	Tsingtao Brewery Co. Ltd.	522,000	1,970
	China Jinmao Holdings Group Ltd.	6,848,000	1,961
	Jiangxi Copper Co. Ltd.	1,600,000	1,953
	China Power International Development Ltd.	4,396,130	1,876
^	China Huishan Dairy Holdings Co. Ltd.	4,967,438	1,854
	Air China Ltd.	2,418,000	1,831
*,^	Aluminum Corp. of China Ltd.	5,442,000	1,820
	Guangzhou R&F Properties Co. Ltd.	1,294,800	1,806
	Kingboard Chemical Holdings Ltd.	926,100	1,781
	Sino-Ocean Land Holdings Ltd.	3,941,685	1,773
	Huaneng Renewables Corp. Ltd.	5,748,000	1,696
	Shenzhen Investment Ltd.	4,167,154	1,681
^	Shanghai Electric Group Co. Ltd.	3,976,000	1,662
	China Communications Services Corp. Ltd.	3,474,800	1,640
	Sunac China Holdings Ltd.	2,540,707	1,624
	ZTE Corp.	1,027,671	1,599
*,2	3SBio Inc.	1,310,500	1,582
	Nine Dragons Paper Holdings Ltd.	2,196,331	1,574
	Weichai Power Co. Ltd.	1,300,400	1,562
2	BAIC Motor Corp. Ltd.	1,854,700	1,560
*,2	Fuyao Glass Industry Group Co. Ltd.	675,600	1,523
^	Yanzhou Coal Mining Co. Ltd.	2,622,910	1,490
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	540,000	1,464
	China Southern Airlines Co. Ltd.	2,321,000	1,455
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,424,000	1,455
*,^	Luye Pharma Group Ltd.	2,073,000	1,438
*,^	China COSCO Holdings Co. Ltd.	3,608,800	1,409

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
2	Sinopec Engineering Group Co. Ltd.	1,509,593	1,400
	Shanghai Industrial Holdings Ltd.	608,000	1,382
	China Coal Energy Co. Ltd.	2,804,000	1,328
	Haitian International Holdings Ltd.	772,000	1,317
*,^	CAR Inc.	1,143,597	1,298
*,2	Legend Holdings Corp.	536,300	1,296
	SOHO China Ltd.	2,540,000	1,277
	China Shipping Development Co. Ltd.	1,742,000	1,237
	Lee & Man Paper Manufacturing Ltd.	1,884,200	1,235
	Yuexiu Property Co. Ltd.	8,407,708	1,221
*	China Traditional Chinese Medicine Co. Ltd.	2,594,075	1,217
*	China Shipping Container Lines Co. Ltd.	5,187,700	1,184
*	China Eastern Airlines Corp. Ltd.	2,134,000	1,167
*,^,2	Dali Foods Group Co. Ltd.	1,880,000	1,164
	Metallurgical Corp. of China Ltd.	3,845,000	1,155
^	China Hongqiao Group Ltd.	1,576,386	1,154
	Sinotrans Ltd.	2,493,000	1,152
	BBMG Corp.	1,566,000	1,144
	Huadian Power International Corp. Ltd.	2,182,000	1,119
*,^,2	China Huarong Asset Management Co. Ltd.	3,153,000	1,112
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,372,454	1,105
^	Zhaojin Mining Industry Co. Ltd.	1,259,000	1,088
	Agile Property Holdings Ltd.	1,914,750	1,087
	Datang International Power Generation Co. Ltd.	3,818,000	1,085
*	China Reinsurance Group Corp.	4,568,000	1,067
	Lao Feng Xiang Co. Ltd. Class B	279,500	1,062
	KWG Property Holding Ltd.	1,601,500	1,036
	Huishang Bank Corp. Ltd.	2,071,504	997
	Guangshen Railway Co. Ltd.	1,920,000	995
*	China Agri-Industries Holdings Ltd.	2,812,200	964
^	Xinjiang Goldwind Science & Technology Co. Ltd.	584,600	963
	China International Marine Containers Group Co. Ltd.	614,620	959
^	China Zhongwang Holdings Ltd.	1,919,200	956
*	Li Ning Co. Ltd.	2,185,104	948
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	935
^	China Molybdenum Co. Ltd.	5,559,000	934
	Dazhong Transportation Group Co. Ltd. Class B	753,303	933
	Shenzhen Expressway Co. Ltd.	1,006,000	893
	Beijing Jingneng Clean Energy Co. Ltd.	2,760,000	871
	China Resources Cement Holdings Ltd.	2,620,000	862
	CSG Holding Co. Ltd. Class B	1,021,212	849
*	Hopson Development Holdings Ltd.	884,000	840
^	Golden Eagle Retail Group Ltd.	716,000	825
*,2	Red Star Macalline Group Corp. Ltd.	726,369	825
*	Greentown China Holdings Ltd.	1,086,121	807
	Huadian Fuxin Energy Corp. Ltd.	3,630,134	791
	China Dongxiang Group Co. Ltd.	3,707,000	763
*	Renhe Commercial Holdings Co. Ltd.	20,986,000	715
	Poly Property Group Co. Ltd.	2,594,000	692
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	318,000	674
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	221,782	671
	Kingboard Laminates Holdings Ltd.	1,306,500	668
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	289,591	661
^	Angang Steel Co. Ltd.	1,396,000	660
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	399,429	643
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	642
^	Biostime International Holdings Ltd.	231,000	642
*,2	China Railway Signal & Communication Corp. Ltd.	1,077,700	639
*	China Energy Engineering Corp. Ltd.	3,638,000	635
	China BlueChemical Ltd.	2,670,000	618
*	Sinopec Oilfield Service Corp.	2,816,000	615
^	China South City Holdings Ltd.	3,214,000	615
*,^	Maanshan Iron & Steel Co. Ltd.	2,604,000	598
	Shanghai Baosight Software Co. Ltd. Class B	155,200	583

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,151,266	583
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,727,405	583
*,2	Tianhe Chemicals Group Ltd.	3,538,329	534
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	338,000	521
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	519
	Dalian Port PDA Co. Ltd.	1,168,000	507
	Anhui Expressway Co. Ltd.	628,000	500
	Shanghai Haixin Group Co. Class B	600,037	489
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	256,100	485
*	Huadian Energy Co. Ltd. Class B	921,800	469
	Shandong Chenming Paper Holdings Ltd. Class B	584,700	453
	Weifu High-Technology Group Co. Ltd. Class B	213,062	450
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	524,935	434
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	215,194	431
	China Machinery Engineering Corp.	629,361	428
	China National Materials Co. Ltd.	1,605,000	424
	Zhongsheng Group Holdings Ltd.	821,000	420
	BOE Technology Group Co. Ltd. Class B	1,675,520	418
	CIMC Enric Holdings Ltd.	784,287	411
*,^	Hanergy Thin Film Power Group Ltd.	14,742,000	409
	China National Accord Medicines Corp. Ltd. Class B	74,430	406
	Sinotruk Hong Kong Ltd.	804,500	405
	Sichuan Expressway Co. Ltd.	1,186,000	397
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	311,153	396
	Shandong Chenming Paper Holdings Ltd.	494,500	389
	Shanghai Bailian Group Co. Ltd. Class B	240,690	387
	Double Coin Holdings Ltd. Class B	313,600	383
^	Dongfang Electric Corp. Ltd.	455,400	354
	Harbin Electric Co. Ltd.	862,000	353
*,^	China Foods Ltd.	934,000	343
	Sinofert Holdings Ltd.	2,341,153	319
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	315
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	308
	Jiangling Motors Corp. Ltd. Class B	111,283	307
	Beijing North Star Co. Ltd.	922,000	293
	Bosideng International Holdings Ltd.	3,466,000	281
*	Sany Heavy Equipment International Holdings Co. Ltd.	1,380,000	275
*,^	CITIC Resources Holdings Ltd.	3,040,690	273
*	China Overseas Property Holdings Ltd.	1,729,920	242
	Tianjin Capital Environmental Protection Group Co. Ltd.	420,000	233
	Bengang Steel Plates Co. Ltd. Class B	637,300	217
	Jinzhou Port Co. Ltd. Class B	370,560	207
			1,083,659
Colombia (0.1%)
	Bancolombia SA ADR	139,306	5,390
	Grupo de Inversiones Suramericana SA	325,809	4,403
	Grupo Argos SA	437,832	2,890
	Ecopetrol SA	4,821,790	2,395
	Cementos Argos SA	547,547	2,226
	Corp Financiera Colombiana SA	148,526	2,012
	Grupo Aval Acciones y Valores Preference Shares	4,124,528	1,723
	Grupo de Inversiones Suramericana SA Preference Shares	127,826	1,705
*	Isagen SA ESP	1,174,467	1,692
	Almacenes Exito SA	297,274	1,672
	Interconexion Electrica SA ESP	443,796	1,355
	Cementos Argos SA Preference Shares	283,835	1,062
*	Cemex Latam Holdings SA	217,281	996
	Ecopetrol SA ADR	94,976	944
	Grupo Aval Acciones y Valores SA ADR	46,834	379
			30,844
Czech Republic (0.0%)
	CEZ AS	221,761	4,331

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Komercni banka as	20,778	4,273
			8,604
Denmark (1.4%)
	Novo Nordisk A/S Class B	2,486,955	138,858
	Danske Bank A/S	1,038,735	29,391
	Vestas Wind Systems A/S	299,080	21,409
	Pandora A/S	153,856	20,003
	Novozymes A/S	306,829	14,716
	Carlsberg A/S Class B	143,865	14,024
	AP Moeller - Maersk A/S Class B	8,668	12,200
*	Genmab A/S	73,514	10,907
	DSV A/S	249,993	10,524
	Coloplast A/S Class B	136,152	10,200
	ISS A/S	251,254	9,544
	AP Moeller - Maersk A/S Class A	6,096	8,305
	Chr Hansen Holding A/S	119,437	7,438
	TDC A/S	1,097,573	5,620
	Jyske Bank A/S	97,303	3,982
*	William Demant Holding A/S	32,422	3,334
	Tryg A/S	156,260	2,953
*	H Lundbeck A/S	81,409	2,720
			326,128
Egypt (0.1%)
	Commercial International Bank Egypt SAE	1,426,363	7,252
*	Global Telecom Holding SAE GDR	747,042	1,233
	Talaat Moustafa Group	1,358,206	1,019
*	Egyptian Financial Group-Hermes Holding Co.	789,061	893
	ElSewedy Electric Co.	106,234	556
*	Medinet Nasr Housing	240,576	549
	Juhayna Food Industries	607,623	494
	Telecom Egypt Co.	488,828	427
*	Orascom Construction Ltd.	77,459	414
	Sidi Kerir Petrochemicals Co.	165,354	241
			13,078
Finland (0.7%)
	Nokia Oyj	7,799,111	46,042
	Sampo Oyj Class A	642,061	28,085
	Kone Oyj Class B	518,488	23,691
	UPM-Kymmene Oyj	729,099	13,956
	Fortum Oyj	605,219	9,125
	Wartsila OYJ Abp	211,901	9,094
	Elisa Oyj	217,068	8,117
	Stora Enso Oyj	785,122	6,864
	Nokian Renkaat Oyj	183,291	6,770
	Neste Oyj	174,446	5,590
	Orion Oyj Class B	138,521	4,838
	Metso Oyj	181,038	4,361
	Kesko Oyj Class B	93,061	3,722
			170,255
France (6.6%)
	TOTAL SA	2,854,754	144,282
	Sanofi	1,541,225	127,038
	BNP Paribas SA	1,332,575	70,572
^	AXA SA	2,628,451	66,368
^	LVMH Moet Hennessy Louis Vuitton SE	341,723	56,935
	Danone SA	775,647	54,345
*	Schneider Electric SE	754,019	49,304
	Vinci SA	636,135	47,512
	Airbus Group SE	756,068	47,268
	Orange SA	2,602,066	43,231
	Societe Generale SA	999,915	39,344
	Essilor International SA	271,838	35,191
	L'Oreal SA Loyalty Line	190,657	34,632

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Engie SA	1,940,986	32,014
	Pernod Ricard SA	289,615	31,283
^	Vivendi SA	1,604,914	30,831
	Cie de Saint-Gobain	619,968	28,409
	Air Liquide SA	248,152	28,145
	Safran SA	403,648	27,827
^	Cie Generale des Etablissements Michelin	246,709	25,769
	Air Liquide SA (Prime de fidelite)	219,013	24,840
	L'Oreal SA	133,505	24,251
	Renault SA	234,988	22,674
	Carrefour SA	742,451	21,034
	Legrand SA	362,167	20,643
	Capgemini SA	217,324	20,286
	Publicis Groupe SA	258,995	19,167
	Kering	101,803	17,459
	Valeo SA	106,276	16,857
	Veolia Environnement SA	637,711	15,666
	Dassault Systemes	172,218	13,470
^	Klepierre	280,036	13,171
	Sodexo SA	124,016	12,529
	Christian Dior SE	70,738	12,430
^	Accor SA	279,520	12,378
	Thales SA	142,151	12,301
	Credit Agricole SA	1,067,623	11,817
	Hermes International	32,507	11,578
	SES SA	405,673	11,083
	Atos SE	120,466	10,722
*,^	Technip SA	154,552	9,058
^	Ingenico Group SA	74,505	8,782
^	Bouygues SA	262,879	8,772
*	Peugeot SA	526,687	8,488
	Bureau Veritas SA	350,815	8,315
^	Suez Environnement Co.	440,230	8,113
	Groupe Eurotunnel SE	625,797	7,990
	Gecina SA	54,135	7,823
	Arkema SA	95,254	7,603
^	SCOR SE	213,100	7,259
	Natixis SA	1,273,400	7,027
	Iliad SA	32,078	7,014
	Teleperformance	77,455	6,957
	Eutelsat Communications SA	223,882	6,956
	Eiffage SA	86,630	6,892
	Rexel SA	408,550	6,195
	Zodiac Aerospace	261,172	6,128
	Edenred	275,889	5,442
*	Alstom SA	209,573	5,359
	Bollore SA	1,333,770	5,282
	Societe BIC SA	36,667	5,206
	STMicroelectronics NV	846,162	5,203
	Aeroports de Paris	39,719	4,999
	Wendel SA	41,549	4,802
	Orpea	57,385	4,734
^	Casino Guichard Perrachon SA	77,925	4,638
*	Fonciere Des Regions	48,693	4,607
	Eurofins Scientific SE	11,550	4,285
	JCDecaux SA	95,419	4,228
	Credit Agricole SA Loyalty Line	374,217	4,142
	Faurecia	100,090	4,136
	Lagardere SCA	153,898	4,084
	Numericable-SFR SA	124,119	4,067
	Eurazeo SA	55,230	3,889
^	CNP Assurances	226,716	3,863
	ICADE	47,828	3,763
	Imerys SA	50,371	3,720

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Electricite de France SA	248,405	3,569
	SEB SA	26,574	2,977
	Ipsen SA	46,978	2,840
	Remy Cointreau SA	32,249	2,681
	BioMerieux	19,361	2,499
	Sartorius Stedim Biotech	5,330	2,037
	Euler Hermes Group	18,605	1,769
	Electricite de France SA Loyalty Line	102,414	1,471
	SEB SA Loyalty Line	9,727	1,090
			1,585,410
Germany (6.4%)
	Bayer AG	1,128,376	130,404
	Siemens AG	1,037,163	108,538
	Allianz SE	621,256	105,694
	BASF SE	1,259,620	104,210
	SAP SE	1,219,601	95,692
	Daimler AG	1,303,436	90,820
*	Deutsche Telekom AG	4,319,795	75,828
	Bayerische Motoren Werke AG	443,570	41,036
	Fresenius SE & Co. KGaA	534,974	39,010
	Linde AG	252,434	38,623
	Deutsche Post AG	1,297,290	38,106
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	199,835	37,151
	Volkswagen AG Preference Shares	250,427	36,328
	Deutsche Bank AG	1,882,089	35,671
	adidas AG	273,174	35,244
	Continental AG	147,376	32,454
	Henkel AG & Co. KGaA Preference Shares	236,869	27,055
	E.ON SE	2,558,249	26,514
	Fresenius Medical Care AG & Co. KGaA	291,080	25,335
	Infineon Technologies AG	1,531,539	21,851
	Vonovia SE	636,410	21,452
	Deutsche Boerse AG	255,093	20,991
	HeidelbergCement AG	192,416	17,133
*	Merck KGaA	175,658	16,543
	Henkel AG & Co. KGaA	158,985	16,173
	ProSiebenSat.1 Media SE	289,526	14,791
	Deutsche Wohnen AG	459,856	14,100
	thyssenkrupp AG	577,245	13,451
	Commerzbank AG	1,413,081	13,251
	Brenntag AG	210,163	12,345
	Beiersdorf AG	135,734	12,188
	Porsche Automobil Holding SE Preference Shares	208,243	11,633
	GEA Group AG	241,828	11,238
	Symrise AG	164,964	10,949
*	RWE AG	661,670	9,914
	Hannover Rueck SE	82,039	9,379
	LEG Immobilien AG	85,180	7,902
	United Internet AG	160,448	7,842
	METRO AG	225,800	7,204
*	QIAGEN NV	309,543	6,962
^	Wirecard AG	158,199	6,852
	LANXESS AG	126,409	6,620
	MTU Aero Engines AG	69,470	6,568
^	K&S AG	260,417	6,500
	Volkswagen AG	40,402	6,452
	OSRAM Licht AG	116,334	6,075
	Bayerische Motoren Werke AG Preference Shares	75,133	5,982
	Evonik Industries AG	178,369	5,659
	HUGO BOSS AG	87,788	5,602
	MAN SE	47,985	5,208
	KION Group AG	90,295	4,931
^	Deutsche Lufthansa AG	314,988	4,904
*,2	Zalando SE	143,703	4,770

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Telefonica Deutschland Holding AG	936,487	4,765
^	RTL Group SA	52,986	4,436
	Fuchs Petrolub SE Preference Shares	95,096	4,072
	HOCHTIEF AG	27,950	3,591
	Axel Springer SE	60,900	3,405
	TUI AG-DI	232,404	3,376
	Fraport AG Frankfurt Airport Services Worldwide	50,606	3,068
	Sartorius AG Preference Shares	11,383	2,813
*	Rational AG	5,469	2,779
	Fielmann AG	34,168	2,525
	Wacker Chemie AG	20,348	1,955
	Suedzucker AG	109,115	1,927
	Talanx AG	51,789	1,724
	FUCHS PETROLUB SE	46,450	1,714
	Hella KGaA Hueck & Co.	43,819	1,677
	RWE AG Preference Shares	44,448	487
			1,521,442
Greece (0.1%)
	Alpha Bank AE	1,867,585	4,058
	Hellenic Telecommunications Organization SA	335,989	3,271
*	Piraeus Bank SA	7,584,741	2,247
	National Bank of Greece SA	7,506,324	2,242
	OPAP SA	292,412	2,210
*	Eurobank Ergasias SA	2,490,745	2,102
*	JUMBO SA	128,810	1,687
	Titan Cement Co. SA	60,431	1,379
	FF Group	45,621	940
	Motor Oil Hellas Corinth Refineries SA	74,011	845
*	Hellenic Petroleum SA	93,873	415
			21,396
Hong Kong (2.6%)
	AIA Group Ltd.	16,434,081	98,352
	CK Hutchison Holdings Ltd.	3,844,772	45,997
	Hong Kong Exchanges and Clearing Ltd.	1,634,200	41,194
	Sun Hung Kai Properties Ltd.	2,274,199	28,662
	Cheung Kong Property Holdings Ltd.	3,844,497	26,256
	CLP Holdings Ltd.	2,105,681	19,467
	Hang Seng Bank Ltd.	1,045,700	18,959
	Link REIT	3,079,768	18,685
	Jardine Matheson Holdings Ltd.	334,546	18,451
	Hong Kong & China Gas Co. Ltd.	9,333,928	17,375
	Power Assets Holdings Ltd.	1,808,812	17,209
	BOC Hong Kong Holdings Ltd.	4,921,382	14,700
	Sands China Ltd.	3,283,600	11,698
	Hongkong Land Holdings Ltd.	1,596,765	10,115
	Wharf Holdings Ltd.	1,851,819	10,009
	Galaxy Entertainment Group Ltd.	2,893,000	9,724
	MTR Corp. Ltd.	1,920,000	9,492
	Jardine Strategic Holdings Ltd.	303,800	8,781
	Henderson Land Development Co. Ltd.	1,391,367	8,672
	Swire Pacific Ltd. Class A	787,637	8,545
	Cheung Kong Infrastructure Holdings Ltd.	813,000	7,673
	New World Development Co. Ltd.	7,596,309	7,555
^	Want Want China Holdings Ltd.	8,716,805	6,686
	AAC Technologies Holdings Inc.	955,000	6,629
	Sino Land Co. Ltd.	4,159,600	6,530
	Techtronic Industries Co. Ltd.	1,711,000	6,414
	China Mengniu Dairy Co. Ltd.	3,693,000	6,245
	Hang Lung Properties Ltd.	3,039,000	6,051
*,2	WH Group Ltd.	7,147,161	5,773
^	Bank of East Asia Ltd.	1,579,575	5,731
	Samsonite International SA	1,746,320	5,616
	Wheelock & Co. Ltd.	1,110,000	5,139
	Li & Fung Ltd.	7,929,555	4,904

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Swire Properties Ltd.	1,611,900	4,185
	Yue Yuen Industrial Holdings Ltd.	1,129,330	4,114
	Hysan Development Co. Ltd.	870,000	3,844
	PCCW Ltd.	5,633,000	3,813
	Hang Lung Group Ltd.	1,195,000	3,665
^	Tingyi Cayman Islands Holding Corp.	2,605,667	3,035
	NWS Holdings Ltd.	1,888,500	2,869
*	Semiconductor Manufacturing International Corp.	34,430,000	2,830
	Shangri-La Asia Ltd.	2,288,390	2,796
	Hopewell Holdings Ltd.	779,500	2,626
	Kerry Properties Ltd.	882,500	2,398
	ASM Pacific Technology Ltd.	330,200	2,379
^	Prada SPA	691,506	2,342
*	Esprit Holdings Ltd.	2,576,444	2,254
	VTech Holdings Ltd.	214,200	2,211
	Cathay Pacific Airways Ltd.	1,381,015	2,202
^	Sun Art Retail Group Ltd.	2,877,055	2,156
	First Pacific Co. Ltd.	3,222,350	2,041
^	Wynn Macau Ltd.	1,404,500	1,997
	Xinyi Glass Holdings Ltd.	2,626,000	1,789
^	Haitong International Securities Group Ltd.	3,063,908	1,763
	Champion REIT	3,141,000	1,681
	SJM Holdings Ltd.	2,481,000	1,663
^	Uni-President China Holdings Ltd.	1,735,702	1,616
^	Brightoil Petroleum Holdings Ltd.	4,887,000	1,553
	Great Eagle Holdings Ltd.	383,000	1,551
^	Xinyi Solar Holdings Ltd.	3,846,000	1,516
	MGM China Holdings Ltd.	1,070,976	1,501
	Television Broadcasts Ltd.	387,100	1,444
	FIH Mobile Ltd.	3,340,000	1,430
	Johnson Electric Holdings Ltd.	475,875	1,406
	Dah Sing Financial Holdings Ltd.	202,121	1,381
	Cafe de Coral Holdings Ltd.	448,000	1,353
^	Melco International Development Ltd.	1,077,000	1,231
	Shui On Land Ltd.	4,582,200	1,196
*	China Minsheng Financial Holding Corp. Ltd.	11,590,000	1,176
	L'Occitane International SA	579,250	1,116
^	Guotai Junan International Holdings Ltd.	3,188,943	1,062
	Kerry Logistics Network Ltd.	748,000	1,053
*	Huabao International Holdings Ltd.	2,670,000	1,051
	China Travel International Investment Hong Kong Ltd.	3,558,000	1,037
	Lifestyle International Holdings Ltd.	622,000	1,030
	Orient Overseas International Ltd.	270,500	1,028
^	Chow Tai Fook Jewellery Group Ltd.	1,477,000	1,027
*,^	China Oceanwide Holdings Ltd.	8,733,000	1,010
	Dah Sing Banking Group Ltd.	526,063	936
*	Global Brands Group Holding Ltd.	7,679,555	908
	Texwinca Holdings Ltd.	884,000	860
	Shun Tak Holdings Ltd.	2,465,625	820
^	United Co. RUSAL plc	2,201,876	765
	HengTen Networks Group Ltd.	16,716,000	762
^	Shougang Fushan Resources Group Ltd.	4,840,000	728
*,^	Kingston Financial Group Ltd.	1,820,000	675
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,767,000	618
	Hopewell Highway Infrastructure Ltd.	1,211,100	604
^	Towngas China Co. Ltd.	1,024,921	530
*,2	China Jicheng Holdings Ltd.	15,772,283	482
^	Kowloon Development Co. Ltd.	492,000	473
^	SA Sa International Holdings Ltd.	1,235,844	378
*,^	Macau Legend Development Ltd.	2,055,000	280
*	Goldin Financial Holdings Ltd.	308,495	274
*,^	Good Resources Holdings Ltd.	3,249,853	271
			622,074

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Hungary (0.1%)
	OTP Bank plc	255,247	6,763
	MOL Hungarian Oil & Gas plc	65,346	3,993
	Richter Gedeon Nyrt	190,129	3,777
*	Magyar Telekom Telecommunications plc	563,563	979
			15,512
India (2.2%)
	Infosys Ltd. ADR	2,403,551	45,187
	Housing Development Finance Corp. Ltd.	2,139,184	35,055
	Tata Consultancy Services Ltd.	637,436	24,339
2	Reliance Industries Ltd. GDR	706,006	20,922
	Sun Pharmaceutical Industries Ltd.	1,502,804	18,352
	HDFC Bank Ltd. ADR	271,447	17,066
	ITC Ltd.	2,623,020	12,841
	Hindustan Unilever Ltd.	970,751	12,695
	Reliance Industries Ltd.	748,202	11,061
	ICICI Bank Ltd. ADR	1,556,977	10,977
	Bharti Airtel Ltd.	1,742,505	9,532
	Oil & Natural Gas Corp. Ltd.	2,797,102	9,151
*	Tata Motors Ltd.	1,376,560	8,428
	Mahindra & Mahindra Ltd.	410,601	8,229
	HCL Technologies Ltd.	723,871	8,172
	Coal India Ltd.	1,806,895	7,839
	Kotak Mahindra Bank Ltd.	711,877	7,688
	Axis Bank Ltd.	1,020,718	7,254
	Lupin Ltd.	294,675	7,124
	IndusInd Bank Ltd.	396,018	6,250
	State Bank of India GDR	211,645	5,980
	Hero MotoCorp Ltd.	133,662	5,830
	Wipro Ltd. ADR	478,788	5,817
	Larsen & Toubro Ltd.	305,076	5,758
	NTPC Ltd. (Common)	2,703,253	5,664
	Asian Paints Ltd.	393,208	5,129
	Indian Oil Corp. Ltd.	776,180	5,061
	Eicher Motors Ltd.	16,598	5,003
	Tech Mahindra Ltd.	630,708	4,614
	Zee Entertainment Enterprises Ltd.	734,466	4,588
	Indiabulls Housing Finance Ltd.	431,298	4,496
	UltraTech Cement Ltd.	90,318	4,300
	Bharti Infratel Ltd.	750,108	4,227
	Aurobindo Pharma Ltd.	366,272	4,189
	Maruti Suzuki India Ltd.	72,162	4,119
	Adani Ports & Special Economic Zone Ltd.	1,148,167	4,112
	Bajaj Auto Ltd.	95,532	3,582
	Cipla Ltd.	439,440	3,551
	Bharat Petroleum Corp. Ltd.	239,546	3,529
	Idea Cellular Ltd.	1,972,289	3,517
	Godrej Consumer Products Ltd.	172,122	3,424
	Infosys Ltd.	187,500	3,411
	JSW Steel Ltd.	164,964	3,410
	UPL Ltd.	412,796	3,339
	Shriram Transport Finance Co. Ltd.	229,829	3,263
	Bosch Ltd.	10,399	3,078
	Power Grid Corp. of India Ltd.	1,405,968	3,032
	Dabur India Ltd.	723,259	3,006
	HDFC Bank Ltd.	172,501	2,931
*	United Spirits Ltd.	81,864	2,929
	Ambuja Cements Ltd.	853,472	2,838
	Dr Reddy's Laboratories Ltd. ADR	60,951	2,779
	Nestle India Ltd.	32,014	2,762
	Wipro Ltd.	326,167	2,722
	ICICI Bank Ltd.	761,509	2,692
	Vedanta Ltd.	1,661,931	2,596
	Ashok Leyland Ltd.	1,554,269	2,496

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Marico Ltd.	632,859	2,468
	Dr Reddy's Laboratories Ltd.	52,453	2,422
	LIC Housing Finance Ltd.	344,759	2,398
	Glenmark Pharmaceuticals Ltd.	188,863	2,353
	GAIL India Ltd.	427,300	2,317
*	Tata Motors Ltd. Class A	517,417	2,317
	Yes Bank Ltd.	162,024	2,297
	Shree Cement Ltd.	11,778	2,252
	Bajaj Finance Ltd.	21,830	2,244
	Titan Co. Ltd.	415,175	2,225
	Siemens Ltd.	119,960	2,054
	Piramal Enterprises Ltd.	113,237	2,032
	Divi's Laboratories Ltd.	112,427	1,779
	Britannia Industries Ltd.	40,760	1,757
	Motherson Sumi Systems Ltd.	447,396	1,697
	Mahindra & Mahindra Financial Services Ltd.	365,610	1,651
	Rajesh Exports Ltd.	185,420	1,650
	Tata Steel Ltd.	312,155	1,649
	Cadila Healthcare Ltd.	329,040	1,622
	Oracle Financial Services Software Ltd.	29,745	1,616
	Hindalco Industries Ltd.	1,105,952	1,604
	Bharat Heavy Electricals Ltd.	825,386	1,556
	Bank of Baroda	645,795	1,533
	GlaxoSmithKline Pharmaceuticals Ltd.	27,224	1,531
	NMDC Ltd.	1,061,906	1,523
	Bharat Forge Ltd.	124,703	1,498
	Pidilite Industries Ltd.	164,767	1,495
	Bajaj Finserv Ltd.	51,563	1,456
	Reliance Infrastructure Ltd.	179,596	1,453
	Hindustan Petroleum Corp. Ltd.	111,196	1,396
	Bharat Electronics Ltd.	77,139	1,371
	Tata Power Co. Ltd.	1,268,025	1,343
	ABB India Ltd.	68,401	1,336
	Cairn India Ltd.	608,883	1,330
	ACC Ltd.	60,220	1,308
	Rural Electrification Corp. Ltd.	462,840	1,241
	GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,236
*	Reliance Communications Ltd.	1,428,009	1,205
	Torrent Pharmaceuticals Ltd.	55,122	1,188
	Cummins India Ltd.	89,094	1,185
	Power Finance Corp. Ltd.	424,235	1,145
	DLF Ltd.	584,010	1,136
	Emami Ltd.	73,907	1,121
	Colgate-Palmolive India Ltd.	87,578	1,110
	Grasim Industries Ltd.	17,743	1,092
	Reliance Capital Ltd.	177,462	1,078
	United Breweries Ltd.	92,063	1,056
	Castrol India Ltd.	158,779	947
	Steel Authority of India Ltd.	1,327,539	947
	Hindustan Zinc Ltd.	339,512	880
*,2	InterGlobe Aviation Ltd.	54,224	878
*	Crompton Greaves Consumer Electricals Ltd.	556,042	858
	Mphasis Ltd.	112,858	829
	Oil India Ltd.	161,291	806
*	IDFC Bank Ltd.	1,113,608	799
	Bajaj Holdings & Investment Ltd.	35,960	779
	Punjab National Bank	560,803	733
	NHPC Ltd.	2,214,514	689
*	Wockhardt Ltd.	45,282	675
	Exide Industries Ltd.	290,642	644
	IDFC Ltd.	952,848	639
	Sun TV Network Ltd.	111,329	624
	Reliance Power Ltd.	785,614	601
*	Adani Power Ltd.	1,222,627	588

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Jindal Steel & Power Ltd.	538,915	566
	JSW Energy Ltd.	558,364	566
*	GMR Infrastructure Ltd.	2,915,787	552
	Aditya Birla Nuvo Ltd.	42,667	550
	Tata Communications Ltd.	87,649	545
	Adani Enterprises Ltd.	404,396	526
	Torrent Power Ltd.	143,644	507
	Godrej Industries Ltd.	92,551	486
*	Crompton Greaves Ltd.	556,042	482
	Canara Bank	150,093	465
	IDBI Bank Ltd.	438,206	457
	Tata Chemicals Ltd.	61,655	376
	Great Eastern Shipping Co. Ltd.	75,528	373
	Union Bank of India	188,519	361
	Bank of India	216,332	301
*	Mangalore Refinery & Petrochemicals Ltd.	276,782	282
	Corp Bank	271,987	158
	Oriental Bank of Commerce	72,758	99
			528,830
Indonesia (0.5%)
*	Telekomunikasi Indonesia Persero Tbk PT	68,901,996	18,486
	Bank Central Asia Tbk PT	16,658,000	16,440
	Astra International Tbk PT	27,311,158	13,859
	Bank Rakyat Indonesia Persero Tbk PT	14,612,600	11,419
	Bank Mandiri Persero Tbk PT	12,731,478	9,255
	Unilever Indonesia Tbk PT	1,557,900	5,018
	Bank Negara Indonesia Persero Tbk PT	10,229,614	3,542
	Gudang Garam Tbk PT	618,400	3,241
	Indofood Sukses Makmur Tbk PT	5,884,000	3,163
*	Semen Indonesia Persero Tbk PT	4,133,400	3,090
	Charoen Pokphand Indonesia Tbk PT	10,581,900	2,969
	Perusahaan Gas Negara Persero Tbk	14,283,000	2,822
	Indocement Tunggal Prakarsa Tbk PT	1,827,800	2,723
	Kalbe Farma Tbk PT	25,935,881	2,697
	United Tractors Tbk PT	2,191,258	2,480
	Indofood CBP Sukses Makmur Tbk PT	1,590,900	1,839
	Surya Citra Media Tbk PT	7,494,100	1,810
*	Tower Bersama Infrastructure Tbk PT	2,633,600	1,180
	Media Nusantara Citra Tbk PT	6,586,400	1,167
	Jasa Marga Persero Tbk PT	2,807,000	1,157
*	Bank Danamon Indonesia Tbk PT	4,352,194	1,084
*	XL Axiata Tbk PT	3,992,100	1,064
	Adaro Energy Tbk PT	18,145,458	1,000
	Global Mediacom Tbk PT	9,209,900	807
	Tambang Batubara Bukit Asam Persero Tbk PT	1,157,400	616
*	Astra Agro Lestari Tbk PT	400,000	487
*	Vale Indonesia Tbk PT	2,870,000	403
			113,818
Ireland (0.2%)
	Kerry Group plc Class A	199,114	17,755
*	Bank of Ireland	37,383,956	11,353
	Ryanair Holdings plc ADR	112,018	9,068
	Smurfit Kappa Group plc	319,168	8,472
	Glanbia plc	238,318	4,498
*	Ryanair Holdings plc	19,968	303
*	Irish Bank Resolution Corp. Ltd.	236,607	—
			51,449
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	1,348,737	74,090
	Bank Hapoalim BM	1,356,203	6,986
*	Bank Leumi Le-Israel BM	1,703,045	6,329
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,747,157	5,789
	NICE-Systems Ltd.	73,232	4,700

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Elbit Systems Ltd.	32,555	3,265
	Israel Chemicals Ltd.	599,217	2,985
	Frutarom Industries Ltd.	50,268	2,614
*	Israel Discount Bank Ltd. Class A	1,460,793	2,438
	Teva Pharmaceutical Industries Ltd. ADR	36,524	1,989
	Azrieli Group Ltd.	49,638	1,988
	Mizrahi Tefahot Bank Ltd.	161,151	1,874
	Gazit-Globe Ltd.	132,897	1,242
	Delek Group Ltd.	6,762	1,189
*	Tower Semiconductor Ltd.	93,739	1,092
	Alony Hetz Properties & Investments Ltd.	121,714	1,000
	Paz Oil Co. Ltd.	6,349	992
*	Airport City Ltd.	80,039	783
	First International Bank Of Israel Ltd.	58,300	739
	Melisron Ltd.	18,436	716
	Strauss Group Ltd.	42,524	682
	Israel Corp. Ltd.	3,093	631
	Harel Insurance Investments & Financial Services Ltd.	153,869	605
*	Oil Refineries Ltd.	1,442,476	524
	Shikun & Binui Ltd.	250,524	481
	Amot Investments Ltd.	131,684	478
*	Delek Energy Systems Ltd.	800	365
	Delek Automotive Systems Ltd.	37,202	347
*	Clal Insurance Enterprises Holdings Ltd.	22,729	281
*	Migdal Insurance & Financial Holding Ltd.	232,284	171
	Shufersal Ltd.	1	—
			127,365
Italy (1.6%)
	Eni SPA	3,361,138	54,911
	Enel SPA	10,393,251	47,236
	Intesa Sanpaolo SPA (Registered)	16,425,708	45,660
	Assicurazioni Generali SPA	1,721,171	26,316
^	UniCredit SPA	6,680,473	25,907
	Snam SPA	3,338,380	20,416
	Atlantia SPA	652,592	18,191
	Luxottica Group SPA	238,712	13,026
*	Telecom Italia SPA (Registered)	13,277,727	12,965
	Terna Rete Elettrica Nazionale SPA	1,939,553	10,955
^	CNH Industrial NV	1,252,806	9,631
	Fiat Chrysler Automobiles NV	1,190,175	9,582
*	Ferrari NV	180,212	8,145
*	Finmeccanica SPA	522,514	6,624
	Prysmian SPA	279,403	6,610
	Telecom Italia SPA (Bearer)	8,192,850	6,444
	Mediobanca SPA	761,951	6,277
	EXOR SPA	140,788	5,303
	Unione di Banche Italiane SPA	1,180,622	5,018
	Tenaris SA	366,769	4,960
	Mediaset SPA	1,022,091	4,617
*	Saipem SPA	8,311,035	3,994
	Davide Campari-Milano SPA	387,553	3,749
	Tenaris SA ADR	137,850	3,732
	Recordati SPA	140,304	3,570
	Banco Popolare SC	483,414	3,423
	Intesa Sanpaolo SPA	1,295,589	3,413
	UnipolSai SPA	1,414,856	3,311
	Banca Mediolanum SPA	359,586	2,965
^	Banca Monte dei Paschi di Siena SPA	3,317,130	2,689
	FinecoBank Banca Fineco SPA	283,525	2,284
	Salvatore Ferragamo SPA	66,907	1,551
	Parmalat SPA	410,232	1,144
			384,619
Japan (16.9%)
	Toyota Motor Corp.	3,758,617	190,523

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Mitsubishi UFJ Financial Group Inc.	18,976,907	87,575
KDDI Corp.	2,563,666	73,848
SoftBank Group Corp.	1,265,454	68,044
Honda Motor Co. Ltd.	2,447,046	66,035
Japan Tobacco Inc.	1,417,500	57,916
Sumitomo Mitsui Financial Group Inc.	1,772,614	53,341
Mizuho Financial Group Inc.	33,781,751	50,636
Takeda Pharmaceutical Co. Ltd.	1,056,331	50,452
East Japan Railway Co.	517,926	45,565
NTT DOCOMO Inc.	1,853,900	44,464
Seven & i Holdings Co. Ltd.	1,064,429	43,431
Central Japan Railway Co.	247,212	43,306
Sony Corp.	1,714,300	41,523
Canon Inc.	1,430,677	40,006
FANUC Corp.	267,083	39,454
Astellas Pharma Inc.	2,902,580	39,134
Kao Corp.	684,200	37,848
Keyence Corp.	62,121	37,235
Murata Manufacturing Co. Ltd.	257,300	33,555
Mitsubishi Estate Co. Ltd.	1,726,247	32,803
Bridgestone Corp.	876,697	32,269
Mitsui Fudosan Co. Ltd.	1,295,500	31,639
Mitsubishi Corp.	1,879,894	31,598
Shin-Etsu Chemical Co. Ltd.	562,566	31,509
Tokio Marine Holdings Inc.	957,927	31,346
Nissan Motor Co. Ltd.	3,431,725	30,453
Hitachi Ltd.	6,329,350	29,002
Daikin Industries Ltd.	364,214	28,911
Mitsubishi Electric Corp.	2,697,148	28,664
Mitsui & Co. Ltd.	2,324,118	28,390
Nippon Telegraph & Telephone Corp.	632,114	28,287
Fuji Heavy Industries Ltd.	854,900	28,071
Ono Pharmaceutical Co. Ltd.	619,100	27,895
Denso Corp.	685,945	26,074
Panasonic Corp.	2,905,384	25,911
ORIX Corp.	1,790,300	25,324
ITOCHU Corp.	1,960,058	24,910
Nidec Corp.	330,992	24,253
Daiwa House Industry Co. Ltd.	882,306	23,572
Nippon Steel & Sumitomo Metal Corp.	1,121,706	23,340
FUJIFILM Holdings Corp.	550,372	22,592
Eisai Co. Ltd.	363,311	22,489
Kubota Corp.	1,537,466	22,396
Komatsu Ltd.	1,287,900	22,120
Daiichi Sankyo Co. Ltd.	921,240	21,711
Hoya Corp.	549,900	21,058
Kyocera Corp.	424,024	21,040
Shionogi & Co. Ltd.	403,000	20,570
Secom Co. Ltd.	264,244	20,306
Nintendo Co. Ltd.	147,700	19,999
Nomura Holdings Inc.	4,667,700	19,832
Otsuka Holdings Co. Ltd.	508,600	19,828
SMC Corp.	79,353	19,351
MS&AD Insurance Group Holdings Inc.	701,975	18,540
Dai-ichi Life Insurance Co. Ltd.	1,536,700	18,471
Oriental Land Co. Ltd.	263,004	18,263
Fast Retailing Co. Ltd.	69,200	18,221
Toray Industries Inc.	2,067,390	17,268
Sumitomo Realty & Development Co. Ltd.	587,762	17,090
Olympus Corp.	437,505	17,044
Terumo Corp.	439,502	16,708
Kirin Holdings Co. Ltd.	1,141,956	16,470
Asahi Group Holdings Ltd.	516,983	16,408
Sumitomo Corp.	1,530,938	16,185

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ajinomoto Co. Inc.	701,797	16,177
	Sumitomo Mitsui Trust Holdings Inc.	5,143,168	15,809
	Mitsubishi Heavy Industries Ltd.	4,356,890	15,487
	Shimano Inc.	107,200	15,380
	Dentsu Inc.	302,418	15,366
	Suzuki Motor Corp.	558,000	15,291
	West Japan Railway Co.	250,194	15,103
	MEIJI Holdings Co. Ltd.	186,090	14,340
	Daito Trust Construction Co. Ltd.	100,700	14,242
	JX Holdings Inc.	3,291,430	14,146
	Aeon Co. Ltd.	943,700	14,142
	Tokyo Electron Ltd.	212,084	14,017
	Tokyo Gas Co. Ltd.	3,164,242	13,966
	Sekisui House Ltd.	797,489	13,847
	Daiwa Securities Group Inc.	2,325,500	13,543
	Tokyu Corp.	1,546,537	13,404
	Sompo Japan Nipponkoa Holdings Inc.	510,000	13,391
	Chubu Electric Power Co. Inc.	965,065	12,712
	Sumitomo Electric Industries Ltd.	1,041,294	12,526
	Rakuten Inc.	1,143,100	12,427
	Asahi Kasei Corp.	1,812,707	12,403
	Sysmex Corp.	194,420	12,159
	Marubeni Corp.	2,265,574	12,026
	Shiseido Co. Ltd.	533,199	11,859
	Mazda Motor Corp.	772,500	11,770
	Nitto Denko Corp.	214,359	11,548
*	Tokyo Electric Power Co. Holdings Inc.	2,120,163	11,355
	Japan Exchange Group Inc.	748,000	11,140
	Recruit Holdings Co. Ltd.	356,750	11,022
*,^	Toshiba Corp.	5,187,452	10,971
	Hankyu Hanshin Holdings Inc.	1,720,700	10,907
	Resona Holdings Inc.	2,969,473	10,498
	Makita Corp.	166,400	10,497
	Aisin Seiki Co. Ltd.	264,809	10,290
	Kintetsu Group Holdings Co. Ltd.	2,466,500	10,144
	Taisei Corp.	1,479,700	10,100
	Yamato Holdings Co. Ltd.	499,392	10,072
	Chugai Pharmaceutical Co. Ltd.	298,300	10,053
	Inpex Corp.	1,252,530	9,957
	JFE Holdings Inc.	699,100	9,811
	Osaka Gas Co. Ltd.	2,691,921	9,705
	Toyota Industries Corp.	223,157	9,682
	Unicharm Corp.	465,479	9,622
	TDK Corp.	162,700	9,520
	Ricoh Co. Ltd.	927,041	9,447
	Sumitomo Chemical Co. Ltd.	2,076,500	9,385
	Mitsubishi Chemical Holdings Corp.	1,793,215	9,358
	Nitori Holdings Co. Ltd.	100,482	9,347
	Obayashi Corp.	926,700	9,082
	Odakyu Electric Railway Co. Ltd.	832,210	9,037
	NTT Data Corp.	172,500	8,980
*	Kansai Electric Power Co. Inc.	996,300	8,775
	NEC Corp.	3,535,000	8,603
	Omron Corp.	269,400	8,550
	Fujitsu Ltd.	2,422,055	8,463
	Japan Post Holdings Co. Ltd.	616,869	8,311
	Tohoku Electric Power Co. Inc.	649,800	8,308
	T&D Holdings Inc.	856,279	8,197
	Isuzu Motors Ltd.	754,700	8,075
*	Concordia Financial Group Ltd.	1,668,310	8,034
	Yahoo Japan Corp.	1,780,800	7,966
	Dai Nippon Printing Co. Ltd.	842,566	7,902
	Santen Pharmaceutical Co. Ltd.	543,300	7,786
	Kikkoman Corp.	240,000	7,647

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Asahi Glass Co. Ltd.	1,305,300	7,644
NGK Insulators Ltd.	369,000	7,578
Suntory Beverage & Food Ltd.	173,200	7,566
LIXIL Group Corp.	354,473	7,422
Electric Power Development Co. Ltd.	244,000	7,354
Sumitomo Metal Mining Co. Ltd.	647,700	7,308
Ryohin Keikaku Co. Ltd.	32,500	7,240
Kajima Corp.	1,147,200	7,127
Shimizu Corp.	782,000	7,009
Nikon Corp.	480,520	7,005
Tobu Railway Co. Ltd.	1,366,690	7,004
Toyota Tsusho Corp.	308,202	6,976
Yakult Honsha Co. Ltd.	140,140	6,947
Lawson Inc.	89,500	6,928
Keio Corp.	782,031	6,888
Japan Post Bank Co. Ltd.	563,198	6,876
Yamaha Corp.	235,900	6,770
Koito Manufacturing Co. Ltd.	155,500	6,737
TOTO Ltd.	196,800	6,673
M3 Inc.	246,500	6,650
Seibu Holdings Inc.	309,076	6,521
Nippon Paint Holdings Co. Ltd.	244,300	6,415
Kyushu Electric Power Co. Inc.	635,148	6,375
Seiko Epson Corp.	387,400	6,348
Sekisui Chemical Co. Ltd.	505,100	6,313
Nagoya Railroad Co. Ltd.	1,244,000	6,274
Yamaha Motor Co. Ltd.	382,600	6,263
Kyowa Hakko Kirin Co. Ltd.	350,400	6,229
Keikyu Corp.	682,657	6,179
Kuraray Co. Ltd.	479,200	6,075
Toppan Printing Co. Ltd.	708,000	6,054
Casio Computer Co. Ltd.	315,226	5,998
NH Foods Ltd.	269,000	5,996
Nisshin Seifun Group Inc.	362,025	5,927
Bandai Namco Holdings Inc.	267,200	5,688
Don Quijote Holdings Co. Ltd.	159,700	5,681
Aozora Bank Ltd.	1,594,488	5,657
NSK Ltd.	641,700	5,601
Shimadzu Corp.	371,000	5,553
Kawasaki Heavy Industries Ltd.	1,965,037	5,511
Shizuoka Bank Ltd.	740,877	5,491
Mitsubishi Tanabe Pharma Corp.	307,000	5,466
Mitsubishi Materials Corp.	1,714,000	5,436
NGK Spark Plug Co. Ltd.	271,908	5,423
Chugoku Electric Power Co. Inc.	410,700	5,330
^ Hirose Electric Co. Ltd.	43,860	5,305
Trend Micro Inc.	139,800	5,302
Konica Minolta Inc.	613,789	5,298
Keisei Electric Railway Co. Ltd.	383,000	5,269
Isetan Mitsukoshi Holdings Ltd.	495,740	5,261
Nissan Chemical Industries Ltd.	196,000	5,235
Rohm Co. Ltd.	120,900	5,232
Taisho Pharmaceutical Holdings Co. Ltd.	63,000	5,175
Daicel Corp.	411,600	5,142
Hamamatsu Photonics KK	183,700	5,105
Sohgo Security Services Co. Ltd.	91,800	5,098
JGC Corp.	297,604	5,076
MISUMI Group Inc.	367,252	5,072
Keihan Holdings Co. Ltd.	696,000	5,047
Oji Holdings Corp.	1,201,200	4,933
Amada Holdings Co. Ltd.	489,100	4,914
Yamada Denki Co. Ltd.	963,300	4,849
Nomura Research Institute Ltd.	137,570	4,826
Asics Corp.	243,600	4,825

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

		Market
		Value
	Shares	($000)
Hulic Co. Ltd.	484,643	4,824
Marui Group Co. Ltd.	313,100	4,783
Tokyu Fudosan Holdings Corp.	702,223	4,774
USS Co. Ltd.	300,300	4,750
Kansai Paint Co. Ltd.	271,000	4,740
Obic Co. Ltd.	90,100	4,736
Yamazaki Baking Co. Ltd.	200,000	4,735
Alfresa Holdings Corp.	245,700	4,731
Nippon Express Co. Ltd.	1,035,500	4,725
Tsuruha Holdings Inc.	48,908	4,691
Hisamitsu Pharmaceutical Co. Inc.	99,101	4,688
Chiba Bank Ltd.	917,500	4,633
Suruga Bank Ltd.	237,000	4,608
Nissin Foods Holdings Co. Ltd.	99,200	4,605
Rinnai Corp.	51,700	4,563
Hoshizaki Electric Co. Ltd.	53,593	4,498
ANA Holdings Inc.	1,598,258	4,463
IHI Corp.	2,038,000	4,419
FamilyMart Co. Ltd.	83,700	4,417
Toyo Suisan Kaisha Ltd.	124,100	4,383
Teijin Ltd.	1,215,000	4,350
Alps Electric Co. Ltd.	251,200	4,342
Nippon Yusen KK	2,206,700	4,323
Toyo Seikan Group Holdings Ltd.	218,400	4,306
Taiheiyo Cement Corp.	1,624,000	4,297
Toho Gas Co. Ltd.	628,000	4,288
Yaskawa Electric Corp.	362,500	4,245
Lion Corp.	338,000	4,159
Konami Holdings Corp.	131,900	4,159
Mitsui Chemicals Inc.	1,246,000	4,132
Stanley Electric Co. Ltd.	202,800	4,123
J Front Retailing Co. Ltd.	341,700	4,105
Iida Group Holdings Co. Ltd.	218,600	4,083
Toho Co. Ltd.	160,200	4,060
Tosoh Corp.	886,000	4,050
Shimamura Co. Ltd.	29,932	4,041
Kewpie Corp.	153,900	4,017
Credit Saison Co. Ltd.	217,884	4,006
Calbee Inc.	102,204	3,979
Nankai Electric Railway Co. Ltd.	749,000	3,969
Park24 Co. Ltd.	140,900	3,949
Kobe Steel Ltd.	4,083,000	3,921
Japan Airlines Co. Ltd.	108,288	3,898
JTEKT Corp.	305,600	3,891
TonenGeneral Sekiyu KK	408,000	3,864
Pigeon Corp.	146,900	3,858
Suzuken Co. Ltd.	112,587	3,858
Daihatsu Motor Co. Ltd.	288,000	3,843
Sotetsu Holdings Inc.	597,000	3,834
Kaneka Corp.	451,000	3,775
Seven Bank Ltd.	882,060	3,748
Sumitomo Rubber Industries Ltd.	246,100	3,747
Kurita Water Industries Ltd.	155,400	3,737
Brother Industries Ltd.	322,100	3,651
Ezaki Glico Co. Ltd.	71,300	3,642
Tokyo Tatemono Co. Ltd.	275,500	3,638
Nabtesco Corp.	160,100	3,612
Minebea Co. Ltd.	440,000	3,604
Mabuchi Motor Co. Ltd.	72,300	3,599
Hakuhodo DY Holdings Inc.	318,700	3,593
Hino Motors Ltd.	371,600	3,586
Yokogawa Electric Corp.	333,200	3,580
Kose Corp.	38,900	3,558
JSR Corp.	258,000	3,537

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Haseko Corp.	381,400	3,449
	Kakaku.com Inc.	190,988	3,440
	Fuji Electric Co. Ltd.	807,000	3,434
	Hokuriku Electric Power Co.	261,600	3,426
	MediPal Holdings Corp.	216,000	3,417
	Mitsubishi Motors Corp.	846,720	3,407
	Sojitz Corp.	1,704,600	3,406
	Otsuka Corp.	70,600	3,367
	Bank of Kyoto Ltd.	501,000	3,361
	Fukuoka Financial Group Inc.	976,700	3,339
	Miraca Holdings Inc.	78,400	3,332
	Kobayashi Pharmaceutical Co. Ltd.	41,800	3,329
	AEON Financial Service Co. Ltd.	147,900	3,301
	Sundrug Co. Ltd.	46,100	3,276
	Sumitomo Heavy Industries Ltd.	779,200	3,275
	Joyo Bank Ltd.	932,072	3,248
	Mitsui OSK Lines Ltd.	1,504,500	3,197
	Shinsei Bank Ltd.	2,278,000	3,193
	Asahi Intecc Co. Ltd.	66,236	3,186
	Disco Corp.	37,300	3,170
	Air Water Inc.	209,000	3,140
	Nippon Shinyaku Co. Ltd.	69,000	3,117
	Nishi-Nippon Railroad Co. Ltd.	510,000	3,111
	THK Co. Ltd.	155,800	3,095
	CyberAgent Inc.	65,700	3,080
	Takashimaya Co. Ltd.	412,000	3,008
	Nomura Real Estate Holdings Inc.	163,900	2,995
	Temp Holdings Co. Ltd.	198,200	2,975
	Sony Financial Holdings Inc.	238,300	2,946
	Sega Sammy Holdings Inc.	270,000	2,940
	Nippon Electric Glass Co. Ltd.	553,500	2,930
	Hiroshima Bank Ltd.	800,200	2,897
	Idemitsu Kosan Co. Ltd.	135,000	2,884
	Sawai Pharmaceutical Co. Ltd.	44,100	2,841
	Kyushu Financial Group Inc.	540,045	2,835
	Start Today Co. Ltd.	67,200	2,823
	Yamaguchi Financial Group Inc.	303,000	2,816
	Nifco Inc.	59,000	2,816
	Mitsubishi Gas Chemical Co. Inc.	513,000	2,813
	Ebara Corp.	616,000	2,805
	Sumitomo Dainippon Pharma Co. Ltd.	217,700	2,802
	SBI Holdings Inc.	268,190	2,777
*	Sharp Corp.	2,027,657	2,760
*	Acom Co. Ltd.	529,000	2,760
^	Japan Airport Terminal Co. Ltd.	77,100	2,751
	Ube Industries Ltd.	1,447,000	2,748
	Showa Shell Sekiyu KK	262,300	2,737
	Hitachi Metals Ltd.	268,900	2,730
	Benesse Holdings Inc.	96,000	2,724
	Nexon Co. Ltd.	181,038	2,718
	Square Enix Holdings Co. Ltd.	106,100	2,716
	Nichirei Corp.	312,000	2,716
	Kamigumi Co. Ltd.	301,000	2,699
	Sankyo Co. Ltd.	70,800	2,681
	Kaken Pharmaceutical Co. Ltd.	48,600	2,655
	Nihon Kohden Corp.	106,600	2,654
	Nippon Paper Industries Co. Ltd.	136,800	2,629
	Shikoku Electric Power Co. Inc.	211,372	2,609
	IT Holdings Corp.	110,300	2,607
	Matsumotokiyoshi Holdings Co. Ltd.	53,200	2,604
	DIC Corp.	1,130,700	2,601
	Maruichi Steel Tube Ltd.	89,400	2,600
	NOK Corp.	155,800	2,582
	Mitsubishi UFJ Lease & Finance Co. Ltd.	589,500	2,569

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Glory Ltd.	78,100	2,558
	Denka Co. Ltd.	606,000	2,551
	Nippon Kayaku Co. Ltd.	237,000	2,544
	Iyo Bank Ltd.	386,000	2,536
	Sapporo Holdings Ltd.	466,200	2,517
	Azbil Corp.	98,100	2,517
	Chugoku Bank Ltd.	241,300	2,494
	Gunma Bank Ltd.	628,000	2,486
	Mitsubishi Logistics Corp.	181,000	2,474
	DeNA Co. Ltd.	146,300	2,462
	Oracle Corp. Japan	45,600	2,456
	Aoyama Trading Co. Ltd.	65,100	2,427
	Nihon M&A Center Inc.	42,100	2,425
	Yokohama Rubber Co. Ltd.	144,000	2,414
	Zenkoku Hosho Co. Ltd.	68,600	2,413
	Hitachi High-Technologies Corp.	88,600	2,397
	Sugi Holdings Co. Ltd.	49,265	2,382
	Hitachi Chemical Co. Ltd.	141,800	2,381
	Hachijuni Bank Ltd.	544,000	2,378
	Hikari Tsushin Inc.	31,600	2,367
^	Kawasaki Kisen Kaisha Ltd.	1,105,000	2,356
	Coca-Cola West Co. Ltd.	86,600	2,347
	Tsumura & Co.	91,000	2,342
	Ushio Inc.	172,000	2,339
^	MonotaRO Co. Ltd.	77,481	2,327
^	Ito En Ltd.	75,900	2,317
	Rohto Pharmaceutical Co. Ltd.	135,400	2,305
	Citizen Holdings Co. Ltd.	405,600	2,288
	Hitachi Construction Machinery Co. Ltd.	143,300	2,275
	COMSYS Holdings Corp.	151,200	2,273
	Nippon Shokubai Co. Ltd.	43,400	2,248
	Hokuhoku Financial Group Inc.	1,782,000	2,244
	Aeon Mall Co. Ltd.	163,080	2,243
^	Advantest Corp.	233,400	2,216
	Hokkaido Electric Power Co. Inc.	242,300	2,209
	Takara Holdings Inc.	258,900	2,203
	Century Tokyo Leasing Corp.	63,844	2,171
	ABC-Mart Inc.	33,200	2,154
^	Kagome Co. Ltd.	100,800	2,152
	Sumitomo Osaka Cement Co. Ltd.	499,000	2,151
	GS Yuasa Corp.	521,000	2,136
	SCREEN Holdings Co. Ltd.	275,000	2,122
	Seino Holdings Co. Ltd.	208,600	2,120
	Furukawa Electric Co. Ltd.	863,000	2,113
	Sumitomo Forestry Co. Ltd.	182,300	2,105
	Kinden Corp.	178,000	2,091
	Sanwa Holdings Corp.	269,000	2,087
	SCSK Corp.	57,276	2,077
	Toyobo Co. Ltd.	1,218,000	2,070
	Showa Denko KK	1,986,200	2,067
	Wacoal Holdings Corp.	171,000	2,062
	Pola Orbis Holdings Inc.	25,868	2,057
	UNY Group Holdings Co. Ltd.	281,700	2,056
	Izumi Co. Ltd.	53,200	2,055
^	Japan Post Insurance Co. Ltd.	90,133	2,052
	NHK Spring Co. Ltd.	233,100	2,052
^	Cosmos Pharmaceutical Corp.	11,902	2,038
	Toyo Tire & Rubber Co. Ltd.	135,800	2,031
	Dowa Holdings Co. Ltd.	320,000	2,005
^	Bic Camera Inc.	203,900	1,986
	H2O Retailing Corp.	118,700	1,948
	House Foods Group Inc.	101,100	1,940
	Fujikura Ltd.	392,000	1,900
^	OSG Corp.	101,792	1,892

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Nisshinbo Holdings Inc.	173,200	1,886
	Japan Steel Works Ltd.	486,500	1,885
	Resorttrust Inc.	90,000	1,861
	K's Holdings Corp.	54,744	1,840
	Toyoda Gosei Co. Ltd.	99,200	1,829
	Welcia Holdings Co. Ltd.	34,231	1,808
	Coca-Cola East Japan Co. Ltd.	98,500	1,805
	NTN Corp.	582,000	1,803
	Taiyo Nippon Sanso Corp.	193,900	1,790
^	Topcon Corp.	144,100	1,774
	Nishi-Nippon City Bank Ltd.	972,700	1,755
	77 Bank Ltd.	497,000	1,744
	Ibiden Co. Ltd.	137,500	1,730
	Autobacs Seven Co. Ltd.	99,800	1,722
	Nisshin Steel Co. Ltd.	127,000	1,700
	Nagase & Co. Ltd.	152,000	1,685
	OKUMA Corp.	212,000	1,654
	Daido Steel Co. Ltd.	488,700	1,651
^	Sanrio Co. Ltd.	83,488	1,641
	Tokai Tokyo Financial Holdings Inc.	315,600	1,636
	Skylark Co. Ltd.	127,400	1,620
	DMG Mori Co. Ltd.	142,500	1,599
	Daishi Bank Ltd.	460,000	1,595
	TS Tech Co. Ltd.	69,700	1,592
	Nipro Corp.	163,000	1,588
	Rengo Co. Ltd.	289,000	1,574
	Mitsui Engineering & Shipbuilding Co. Ltd.	1,011,700	1,562
	Toyota Boshoku Corp.	83,700	1,557
	Chiyoda Corp.	205,000	1,555
	Sumco Corp.	244,786	1,550
	Shochiku Co. Ltd.	154,676	1,547
	Shimachu Co. Ltd.	66,300	1,543
	Taiyo Yuden Co. Ltd.	153,000	1,527
	Heiwa Corp.	72,400	1,521
	Shiga Bank Ltd.	347,000	1,508
	Capcom Co. Ltd.	64,500	1,486
	Awa Bank Ltd.	291,500	1,482
	FP Corp.	33,206	1,469
	Zeon Corp.	204,000	1,449
	Tadano Ltd.	151,000	1,441
	Maeda Road Construction Co. Ltd.	78,895	1,437
	Calsonic Kansei Corp.	208,700	1,425
	Mitsui Mining & Smelting Co. Ltd.	757,000	1,421
	KYORIN Holdings Inc.	71,920	1,419
	Toda Corp.	304,000	1,417
	Okasan Securities Group Inc.	262,000	1,383
	San-In Godo Bank Ltd.	214,000	1,379
	Yamato Kogyo Co. Ltd.	58,700	1,378
*,^	Aiful Corp.	398,492	1,372
	NTT Urban Development Corp.	146,300	1,369
	Juroku Bank Ltd.	461,000	1,361
	Mochida Pharmaceutical Co. Ltd.	18,300	1,361
	Senshu Ikeda Holdings Inc.	351,640	1,325
	Itochu Techno-Solutions Corp.	67,000	1,313
	Hitachi Capital Corp.	59,800	1,277
	HIS Co. Ltd.	50,900	1,257
	Matsui Securities Co. Ltd.	145,500	1,254
	Lintec Corp.	65,400	1,254
	Tokai Rika Co. Ltd.	67,700	1,254
	COLOPL Inc.	62,800	1,241
	Jafco Co. Ltd.	44,600	1,234
	Canon Marketing Japan Inc.	68,400	1,226
	Keiyo Bank Ltd.	335,000	1,225
^	GungHo Online Entertainment Inc.	461,500	1,208

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hyakugo Bank Ltd.	327,000	1,205
	Japan Aviation Electronics Industry Ltd.	90,000	1,201
	Cosmo Energy Holdings Co. Ltd.	89,800	1,139
	Kissei Pharmaceutical Co. Ltd.	49,000	1,127
^	Fukuyama Transporting Co. Ltd.	220,000	1,127
	Musashino Bank Ltd.	44,700	1,126
	Nippo Corp.	66,531	1,103
	ASKUL Corp.	27,700	1,089
	North Pacific Bank Ltd.	409,900	1,039
*	Orient Corp.	516,632	1,032
	Kandenko Co. Ltd.	143,000	1,017
	Nissan Shatai Co. Ltd.	103,159	1,007
	Hyakujushi Bank Ltd.	343,500	992
	Japan Petroleum Exploration Co. Ltd.	42,600	992
	Hitachi Transport System Ltd.	58,900	987
	Japan Display Inc.	485,400	929
	SKY Perfect JSAT Holdings Inc.	172,500	918
	Komeri Co. Ltd.	35,100	880
	Exedy Corp.	37,026	864
^	COOKPAD Inc.	59,900	857
	Gree Inc.	151,000	846
	PanaHome Corp.	102,000	795
	NS Solutions Corp.	41,400	720
	Nippon Television Holdings Inc.	40,900	659
	Tokyo Broadcasting System Holdings Inc.	47,300	651
	Daikyo Inc.	405,000	649
	Toppan Forms Co. Ltd.	54,400	598
	Mitsubishi Shokuhin Co. Ltd.	18,502	478
	TV Asahi Holdings Corp.	26,100	433
	OBIC Business Consultants Co. Ltd.	10,000	418
	Fuji Media Holdings Inc.	36,500	413
	Sumitomo Real Estate Sales Co. Ltd.	19,320	387
*,^	Laox Co. Ltd.	349,000	361
*,^	Aplus Financial Co. Ltd.	101,100	93
			4,026,681
Malaysia (0.8%)
	Public Bank Bhd. (Local)	4,217,700	20,175
	Tenaga Nasional Bhd.	4,802,700	17,643
	Malayan Banking Bhd.	7,313,674	16,697
	CIMB Group Holdings Bhd.	7,375,150	8,801
	Sime Darby Bhd.	4,420,397	8,700
	Axiata Group Bhd.	6,007,224	8,677
	Genting Bhd.	3,037,300	6,866
	Petronas Chemicals Group Bhd.	3,936,968	6,760
	IHH Healthcare Bhd.	3,843,200	6,438
	Petronas Gas Bhd.	1,089,050	6,123
	DiGi.Com Bhd.	5,116,766	5,758
	IOI Corp. Bhd.	5,026,865	5,675
	Maxis Bhd.	3,612,000	5,169
	Kuala Lumpur Kepong Bhd.	723,600	4,427
	MISC Bhd.	2,014,423	4,354
	Genting Malaysia Bhd.	3,788,300	4,328
	IJM Corp. Bhd.	4,236,840	3,739
	Gamuda Bhd.	2,946,400	3,580
	PPB Group Bhd.	818,900	3,386
	AMMB Holdings Bhd.	2,583,400	2,992
	Hong Leong Bank Bhd.	836,400	2,879
	YTL Corp. Bhd.	7,113,353	2,839
	Telekom Malaysia Bhd.	1,507,900	2,566
	Petronas Dagangan Bhd.	402,800	2,458
	British American Tobacco Malaysia Bhd.	200,400	2,352
	SapuraKencana Petroleum Bhd.	5,281,596	2,223
	Malaysia Airports Holdings Bhd.	1,207,600	2,070
2	Astro Malaysia Holdings Bhd.	2,714,468	1,920

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	RHB Capital Bhd.	1,187,500	1,859
	IOI Properties Group Bhd.	2,703,854	1,673
	Alliance Financial Group Bhd.	1,633,400	1,672
	YTL Power International Bhd.	4,148,747	1,592
	Westports Holdings Bhd.	1,489,596	1,580
	UMW Holdings Bhd.	940,200	1,577
	HAP Seng Consolidated Bhd.	775,100	1,520
	Lafarge Malaysia Bhd.	624,310	1,399
	Hong Leong Financial Group Bhd.	295,935	1,130
	KLCCP Stapled Group	603,000	1,112
	SP Setia Bhd Group	1,236,500	1,019
	Bumi Armada Bhd.	4,390,500	887
	Felda Global Ventures Holdings Bhd.	2,359,400	874
	Berjaya Sports Toto Bhd.	1,103,577	859
	AirAsia Bhd.	1,657,700	805
	MMC Corp. Bhd.	1,136,100	611
	UEM Sunrise Bhd.	2,081,400	542
*	Gamuda Bhd. Warrants	491,066	88
			190,394
Mexico (1.0%)
	Fomento Economico Mexicano SAB de CV	2,950,034	27,448
	America Movil SAB de CV	37,938,295	26,814
	Grupo Televisa SAB	3,597,800	20,966
	Wal-Mart de Mexico SAB de CV	7,686,053	19,009
	Grupo Financiero Banorte SAB de CV	3,110,360	17,657
	Grupo Mexico SAB de CV Class B	5,306,755	13,498
	Fibra Uno Administracion SA de CV	3,644,921	8,678
*	Cemex SAB de CV ADR	1,153,230	8,592
	Grupo Bimbo SAB de CV Class A	2,559,728	7,804
	Alfa SAB de CV Class A	3,848,998	7,235
*	Cemex SAB de CV	7,659,920	5,685
	Grupo Financiero Inbursa SAB de CV	2,830,300	5,557
	Coca-Cola Femsa SAB de CV	567,124	4,929
*	Grupo Aeroportuario del Sureste SAB de CV Class B	310,381	4,766
	Grupo Aeroportuario del Pacifico SAB de CV Class B	470,900	4,437
	Mexichem SAB de CV	1,516,387	3,828
	Grupo Financiero Santander Mexico SAB de CV Class B	2,022,750	3,707
	Gruma SAB de CV Class B	235,300	3,437
	Promotora y Operadora de Infraestructura SAB de CV (Ordinary Shares)	269,993	3,424
	Grupo Carso SAB de CV	647,564	3,097
	El Puerto de Liverpool SAB de CV	267,900	3,045
	Gentera SAB de CV	1,517,800	3,019
	Kimberly-Clark de Mexico SAB de CV Class A	1,171,127	2,772
	Industrias Penoles SAB de CV	176,434	2,758
	Alsea SAB de CV	710,205	2,720
	Arca Continental SAB de CV	378,583	2,613
	Megacable Holdings SAB de CV	403,000	1,861
	Grupo Lala SAB de CV	639,800	1,711
*	OHL Mexico SAB de CV	1,039,000	1,690
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	270,300	1,564
*	Grupo Aeromexico SAB de CV	561,279	1,280
*	Telesites SAB de CV	1,898,134	1,165
	Grupo Comercial Chedraui SA de CV	390,200	1,106
2	Nemak SAB de CV	762,900	1,094
	Infraestructura Energetica Nova SAB de CV	265,809	1,039
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	469,200	980
*	Industrias CH SAB de CV Class B	232,267	968
	Grupo Elektra SAB DE CV	50,345	947
	Industrias Bachoco SAB de CV Class B	210,600	883
*	Organizacion Soriana SAB de CV Class B	330,700	802
	Alpek SAB de CV	463,645	774
	Grupo Sanborns SAB de CV	528,840	732
	Promotora y Operadora de Infraestructura SAB de CV	63,800	668
*	La Comer SAB de CV	639,529	668

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Concentradora Fibra Danhos SA de CV	283,500	635
	Grupo Financiero Interacciones SA de CV	104,600	594
*	Minera Frisco SAB de CV	728,451	520
	Banregio Grupo Financiero SAB de CV	78,900	473
			239,649
Netherlands (2.2%)
	Unilever NV	2,123,691	92,507
	ING Groep NV	5,269,567	64,570
*	ASML Holding NV	437,993	42,335
	Unibail-Rodamco SE	134,397	36,025
	Koninklijke Philips NV	1,262,537	34,693
	Heineken NV	298,763	28,032
	Koninklijke Ahold NV	1,138,895	24,799
	Akzo Nobel NV	338,101	24,021
	RELX NV	1,267,847	21,292
	Koninklijke KPN NV	4,245,891	16,685
	NN Group NV	455,514	15,812
	Wolters Kluwer NV	402,989	15,351
	Aegon NV	2,604,619	14,975
	Koninklijke DSM NV	237,587	14,582
^	ArcelorMittal	2,500,383	14,115
	Heineken Holding NV	132,893	10,971
	Randstad Holding NV	149,125	8,013
*	Altice NV Class A	523,997	7,944
	Gemalto NV	109,145	7,095
*,2	ABN AMRO Group NV	295,625	6,325
*	TNT Express NV	637,990	5,792
	Koninklijke Vopak NV	90,850	4,939
	Boskalis Westminster	107,271	4,474
*	Altice NV Class B	163,687	2,502
*	OCI NV	113,564	2,244
2	GrandVision NV	70,571	1,938
			522,031
New Zealand (0.2%)
	Spark New Zealand Ltd.	2,477,357	6,406
	Fletcher Building Ltd.	937,747	5,451
	Auckland International Airport Ltd.	1,210,269	5,192
	Fisher & Paykel Healthcare Corp. Ltd.	763,678	4,874
	Ryman Healthcare Ltd.	554,997	3,460
	Contact Energy Ltd.	974,268	3,457
	SKYCITY Entertainment Group Ltd.	800,751	2,732
	SKY Network Television Ltd.	548,405	2,036
	Mighty River Power Ltd.	927,045	1,956
	Kiwi Property Group Ltd.	1,647,726	1,701
*,^	Xero Ltd.	127,678	1,459
	Air New Zealand Ltd.	718,981	1,234
	Vector Ltd.	358,305	838
	Warehouse Group Ltd.	201,741	388
			41,184
Norway (0.4%)
	Statoil ASA	1,307,004	23,005
^	DNB ASA	1,463,973	18,734
	Telenor ASA	943,606	16,236
	Yara International ASA	240,092	9,603
^	Orkla ASA	1,062,279	9,274
^	Norsk Hydro ASA	1,818,863	7,914
	Marine Harvest ASA	506,896	7,900
	Gjensidige Forsikring ASA	232,225	3,976
*	Schibsted ASA Class B	120,837	3,438
	Schibsted ASA Class A	110,619	3,224
			103,304

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Other (0.2%)[3]
4	Vanguard FTSE Emerging Markets ETF	1,351,599	47,211

Peru (0.1%)
	Credicorp Ltd.	65,348	9,480
*	Cia de Minas Buenaventura SAA ADR	268,911	2,729
	Credicorp Ltd. (New York Shares)	5,404	786
			12,995
Philippines (0.3%)
	SM Investments Corp.	432,086	8,681
	Ayala Corp.	332,418	5,460
	JG Summit Holdings Inc.	3,115,380	5,404
	Ayala Land Inc.	7,184,248	5,301
	Universal Robina Corp.	1,187,730	5,274
	SM Prime Holdings Inc.	10,533,545	5,079
	BDO Unibank Inc.	1,986,638	4,232
	Aboitiz Equity Ventures Inc.	2,992,240	4,230
	Bank of the Philippine Islands	2,173,846	4,194
	Philippine Long Distance Telephone Co.	105,910	3,872
	Manila Electric Co.	416,030	3,043
	Metropolitan Bank & Trust Co.	1,704,217	2,951
	Jollibee Foods Corp.	581,460	2,845
	Aboitiz Power Corp.	2,229,380	2,133
	GT Capital Holdings Inc.	68,066	1,981
	Globe Telecom Inc.	41,010	1,916
	Alliance Global Group Inc.	5,602,400	1,730
	DMCI Holdings Inc.	5,620,150	1,492
*	International Container Terminal Services Inc.	1,001,870	1,387
	Megaworld Corp.	16,035,131	1,286
	LT Group Inc.	3,884,473	1,274
	Energy Development Corp.	8,788,500	1,104
	Semirara Mining & Power Corp. Class A	394,320	1,067
	Petron Corp.	3,460,300	786
	Emperador Inc.	4,156,296	703
*	Bloomberry Resorts Corp.	4,399,200	399
	Travellers International Hotel Group Inc.	325,326	23
			77,847
Poland (0.3%)
^	Polski Koncern Naftowy ORLEN SA	436,404	7,871
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,172,680	7,515
	Bank Pekao SA	177,050	7,200
	Powszechny Zaklad Ubezpieczen SA	763,627	6,912
	KGHM Polska Miedz SA	188,915	3,683
	PGE Polska Grupa Energetyczna SA	1,006,148	3,474
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,398,060	3,194
^	Bank Zachodni WBK SA	38,866	2,703
^	LPP SA	1,729	2,552
*	Cyfrowy Polsat SA	290,844	1,852
^	CCC SA	35,259	1,572
	Asseco Poland SA	103,252	1,567
	Eurocash SA	106,107	1,516
*	mBank SA	17,611	1,488
*	Grupa Azoty SA	63,354	1,443
	Orange Polska SA	875,174	1,426
	Energa SA	435,095	1,418
*	Alior Bank SA	68,395	1,237
	Tauron Polska Energia SA	1,475,703	1,144
*,^	Bank Millennium SA	819,524	1,073
*	Grupa Lotos SA	126,843	986
	Enea SA	282,599	874
	Bank Handlowy w Warszawie SA	43,749	849
^	Synthos SA	672,818	717
	Budimex SA	13,986	715

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Ciech SA	34,503	640
			65,621
Portugal (0.1%)
	EDP - Energias de Portugal SA	2,617,709	9,306
	Galp Energia SGPS SA	652,983	8,972
	Jeronimo Martins SGPS SA	334,158	5,471
*	Banco Comercial Portugues SA	55,624,988	2,471
	EDP Renovaveis SA	277,346	2,162
*	Banco Espirito Santo SA	3,873,216	6
			28,388
Russia (0.9%)
	Gazprom PAO ADR	6,106,742	31,730
	Lukoil PJSC ADR	651,547	27,761
	Sberbank of Russia PJSC	11,139,746	21,267
	NOVATEK OAO	1,501,076	14,226
	Magnit PJSC GDR	372,897	12,928
*	Tatneft PAO ADR	315,282	9,939
	MMC Norilsk Nickel PJSC ADR	634,066	9,370
	Rosneft OAO GDR	1,564,755	8,588
	Gazprom PAO	2,812,655	7,328
	Sberbank of Russia PJSC ADR	850,100	6,835
	Surgutneftegas OAO Preference Shares	10,521,200	6,821
	AK Transneft OAO Preference Shares	2,140	6,620
	Surgutneftegas OAO ADR	952,255	5,060
	Mobile TeleSystems PJSC	1,032,110	4,035
2	VTB Bank PJSC GDR	1,794,474	3,856
	VTB Bank PJSC	3,282,888,867	3,550
	Moscow Exchange MICEX-RTS PJSC	1,954,974	3,086
*	Bashneft PAO Preference Shares	106,576	3,064
	Alrosa PAO	2,372,000	2,709
	Severstal PAO GDR	226,041	2,633
	Novolipetsk Steel OJSC	1,203,913	1,660
	PhosAgro OAO GDR	104,055	1,614
	Mobile TeleSystems PJSC ADR	164,695	1,525
	MegaFon PJSC GDR	127,641	1,470
	Sistema JSFC GDR	192,801	1,417
	RusHydro PJSC	127,635,634	1,361
	Bashneft PAO	27,887	1,240
*	Uralkali PJSC	486,616	1,228
	Rostelecom PJSC ADR	120,788	1,091
	Rostelecom PJSC	682,908	1,040
*	Aeroflot - Russian Airlines OJSC	617,914	740
	E.ON Russia JSC	18,049,100	736
	Inter RAO UES PJSC	24,257,300	673
	Magnitogorsk Iron & Steel Works OJSC	1,828,548	671
*	Tatneft PAO Preference Shares	197,090	585
	LSR Group PJSC GDR	241,184	544
	Federal Grid Co. Unified Energy System JSC	335,366,667	520
	Acron JSC	8,035	440
*	Rosseti PJSC	24,327,627	234
			210,195
Singapore (1.0%)
	Oversea-Chinese Banking Corp. Ltd.	4,436,919	28,823
	Singapore Telecommunications Ltd.	9,980,400	28,548
	DBS Group Holdings Ltd.	2,430,959	27,497
	United Overseas Bank Ltd.	1,633,660	22,513
	CapitaLand Ltd.	3,438,450	7,920
	Wilmar International Ltd.	2,872,354	7,890
	Keppel Corp. Ltd.	1,934,483	7,731
	Singapore Press Holdings Ltd.	2,174,521	6,546
	Singapore Exchange Ltd.	1,120,374	6,253
	ComfortDelGro Corp. Ltd.	2,773,524	5,944
	Singapore Airlines Ltd.	686,070	5,857

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Global Logistic Properties Ltd.	4,066,717	5,767
	CapitaLand Mall Trust	3,565,500	5,474
	Ascendas REIT	2,880,570	5,257
	Singapore Technologies Engineering Ltd.	2,111,651	5,041
	City Developments Ltd.	804,798	4,978
	Genting Singapore plc	8,189,712	4,943
	Jardine Cycle & Carriage Ltd.	151,140	4,321
	Suntec REIT	3,238,495	4,046
	Hutchison Port Holdings Trust	6,904,500	3,065
	CapitaLand Commercial Trust Ltd.	2,789,035	2,959
*	UOL Group Ltd.	646,000	2,942
	Sembcorp Industries Ltd.	1,251,200	2,674
	Golden Agri-Resources Ltd.	8,862,407	2,629
	SATS Ltd.	841,100	2,561
	Singapore Post Ltd.	1,973,000	2,298
	Yangzijiang Shipbuilding Holdings Ltd.	2,903,864	2,129
*,^	Noble Group Ltd.	6,137,272	2,081
	Venture Corp. Ltd.	333,400	2,073
	StarHub Ltd.	824,540	2,025
^	Sembcorp Marine Ltd.	1,113,600	1,376
*,^	Neptune Orient Lines Ltd.	1,237,650	1,181
	SMRT Corp. Ltd.	952,000	1,081
^	Olam International Ltd.	757,700	928
	Yanlord Land Group Ltd.	962,500	865
	SIA Engineering Co. Ltd.	294,300	829
	Wing Tai Holdings Ltd.	551,811	768
	M1 Ltd.	401,200	736
	Frasers Centrepoint Ltd.	531,400	659
*,^	COSCO Corp. Singapore Ltd.	1,350,000	339
			231,547
South Africa (1.7%)
	Naspers Ltd.	585,262	80,539
	MTN Group Ltd.	2,398,779	25,112
	Sasol Ltd.	755,056	24,698
*	Steinhoff International Holdings NV	3,479,084	21,763
	Standard Bank Group Ltd.	1,636,572	14,697
	FirstRand Ltd.	4,122,325	13,250
	Remgro Ltd.	654,328	11,757
	Sanlam Ltd.	2,386,535	11,590
	Bidvest Group Ltd.	436,630	11,093
	Aspen Pharmacare Holdings Ltd.	453,333	10,695
*	AngloGold Ashanti Ltd.	547,129	8,894
	Woolworths Holdings Ltd.	1,293,352	8,328
	Shoprite Holdings Ltd.	589,823	7,098
	Growthpoint Properties Ltd.	3,553,129	6,288
	Tiger Brands Ltd.	220,641	5,463
	Vodacom Group Ltd.	445,419	5,179
	Redefine Properties Ltd.	5,939,536	5,127
	Netcare Ltd.	1,998,332	5,095
	Brait SE	449,949	5,034
	Gold Fields Ltd.	1,054,119	4,877
	Barclays Africa Group Ltd.	443,270	4,489
	Truworths International Ltd.	594,286	4,438
	Mr Price Group Ltd.	317,052	4,031
	Discovery Ltd.	438,548	3,925
	Sibanye Gold Ltd.	979,768	3,750
	RMB Holdings Ltd.	896,113	3,664
	Life Healthcare Group Holdings Ltd.	1,351,733	3,546
	SPAR Group Ltd.	232,916	3,481
	Resilient REIT Ltd.	363,128	3,469
	Nedbank Group Ltd.	265,075	3,387
*	Impala Platinum Holdings Ltd.	812,041	3,382
*	Sappi Ltd.	731,470	3,172
	Mondi Ltd.	162,712	3,133

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Capitec Bank Holdings Ltd.	71,015	2,947
	Hyprop Investments Ltd.	336,669	2,903
	Foschini Group Ltd.	263,014	2,825
	AVI Ltd.	435,785	2,704
	Investec Ltd.	342,290	2,643
	Clicks Group Ltd.	332,869	2,429
	Imperial Holdings Ltd.	232,158	2,426
*	Anglo American Platinum Ltd.	81,201	2,354
	Pioneer Foods Group Ltd.	194,905	2,282
	MMI Holdings Ltd.	1,358,566	2,264
	Fortress Income Fund Ltd. Class B	822,139	2,175
	Coronation Fund Managers Ltd.	392,546	2,039
	PSG Group Ltd.	135,745	1,896
*	Northam Platinum Ltd.	508,061	1,732
	Barloworld Ltd.	293,173	1,692
	Telkom SA SOC Ltd.	423,312	1,688
	Pick n Pay Stores Ltd.	311,882	1,618
	Liberty Holdings Ltd.	148,206	1,456
	EOH Holdings Ltd.	148,344	1,444
	Massmart Holdings Ltd.	161,401	1,385
	JSE Ltd.	118,677	1,377
	Nampak Ltd.	804,794	1,377
*	Super Group Ltd.	446,206	1,290
	Tsogo Sun Holdings Ltd.	674,157	1,261
	Tongaat Hulett Ltd.	145,716	1,205
*	Attacq Ltd.	797,013	1,166
	Reunert Ltd.	230,980	1,161
	Fortress Income Fund Ltd. Class A	1,005,565	1,131
	African Rainbow Minerals Ltd.	133,445	1,053
^	Exxaro Resources Ltd.	165,553	1,051
	AECI Ltd.	148,191	998
	DataTec Ltd.	258,852	819
	KAP Industrial Holdings Ltd.	1,840,842	816
	Omnia Holdings Ltd.	77,343	759
	Pick n Pay Holdings Ltd.	352,358	749
	Santam Ltd.	42,023	694
	Sun International Ltd.	125,944	682
	Assore Ltd.	46,361	648
	Distell Group Ltd.	54,945	614
	PPC Ltd.	557,027	587
*,^	Kumba Iron Ore Ltd.	69,564	565
	Alexander Forbes Group Holdings Ltd.	1,107,250	558
	Grindrod Ltd.	546,549	550
	Oceana Group Ltd.	54,230	459
*	Curro Holdings Ltd.	151,253	420
	Adcock Ingram Holdings Ltd.	98,611	291
*	Curro Holdings Ltd Rights Exp. 05/13/2016	8,002	4
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	2
*	African Bank Investments Ltd.	1,597,662	—
			399,633
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	216,990	118,489
	Samsung Electronics Co. Ltd.	33,733	36,763
	Hyundai Motor Co.	196,695	24,680
	Samsung Electronics Co. Ltd. Preference Shares	24,920	22,759
	NAVER Corp.	36,388	21,565
	Hyundai Mobis Co. Ltd.	89,456	20,387
	POSCO ADR	368,665	19,178
	Shinhan Financial Group Co. Ltd. ADR	513,689	18,780
	SK Hynix Inc.	719,093	17,638
	KT&G Corp.	150,425	16,206
*	Korea Electric Power Corp. ADR	574,705	15,460
	LG Chem Ltd.	59,354	15,396
	Amorepacific Corp.	43,003	15,337

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kia Motors Corp.	352,301	14,776
	KB Financial Group Inc. ADR	427,137	12,989
	Samsung Fire & Marine Insurance Co. Ltd.	46,343	11,946
	SK Innovation Co. Ltd.	83,132	11,228
	Samsung C&T Corp.	92,956	10,653
	LG Household & Health Care Ltd.	11,982	10,550
	Samsung Life Insurance Co. Ltd.	105,600	10,130
	SK Holdings Co. Ltd.	46,938	9,199
	Hana Financial Group Inc.	404,642	9,074
*,^	Celltrion Inc.	99,186	8,727
	Samsung SDI Co. Ltd.	75,202	7,489
	LG Electronics Inc.	147,130	7,487
	LG Corp.	122,669	7,311
	Samsung SDS Co. Ltd.	44,254	6,599
	LG Display Co. Ltd.	308,556	6,423
	Coway Co. Ltd.	71,455	6,186
*,^	Hyundai Heavy Industries Co. Ltd.	60,870	6,158
	Korea Zinc Co. Ltd.	13,515	5,860
	AMOREPACIFIC Group	38,520	5,654
	Hyundai Steel Co.	99,286	5,446
	Kangwon Land Inc.	143,572	5,367
	Lotte Chemical Corp.	20,017	5,106
	NCSoft Corp.	24,594	4,928
	Hankook Tire Co. Ltd.	101,604	4,726
	Korea Aerospace Industries Ltd.	79,695	4,721
	E-MART Inc.	28,768	4,621
^	Hanmi Pharm Co. Ltd.	8,798	4,585
	Orion Corp.	5,399	4,393
	S-Oil Corp.	56,944	4,328
	Hyundai Motor Co. 2nd Preference Shares	49,167	4,301
	SK Telecom Co. Ltd. ADR	205,159	4,103
	Hyundai Glovis Co. Ltd.	24,553	4,081
	Shinhan Financial Group Co. Ltd.	108,076	3,963
	Dongbu Insurance Co. Ltd.	64,032	3,925
	Industrial Bank of Korea	357,229	3,797
	Woori Bank	408,275	3,751
	Hyundai Development Co-Engineering & Construction	84,728	3,733
^	Kakao Corp.	42,248	3,716
	BNK Financial Group Inc.	443,974	3,611
	Lotte Shopping Co. Ltd.	15,062	3,586
	Hyundai Engineering & Construction Co. Ltd.	99,631	3,490
	Hyosung Corp.	32,351	3,461
	Samsung Electro-Mechanics Co. Ltd.	74,428	3,388
	GS Holdings Corp.	70,152	3,387
	Korea Electric Power Corp.	61,873	3,361
	CJ Corp.	17,850	3,341
	CJ CheilJedang Corp.	9,891	3,286
	KB Financial Group Inc.	101,568	3,108
	Daelim Industrial Co. Ltd.	37,810	2,992
	KCC Corp.	7,827	2,910
	LG Uplus Corp.	295,513	2,899
	Amorepacific Corp. Preference Shares	14,325	2,847
^	Hotel Shilla Co. Ltd.	44,126	2,829
	Samsung Securities Co. Ltd.	80,866	2,777
	Hyundai Department Store Co. Ltd.	20,832	2,688
	Hyundai Motor Co. Preference Shares	31,081	2,654
	Yuhan Corp.	10,378	2,651
	Hanwha Chemical Corp.	111,887	2,450
*,^	OCI Co. Ltd.	24,081	2,384
	Hyundai Marine & Fire Insurance Co. Ltd.	84,021	2,339
	Hanwha Corp.	69,631	2,297
^	Hanssem Co. Ltd.	13,737	2,295
^	BGF retail Co. Ltd.	13,707	2,230
	Korea Investment Holdings Co. Ltd.	53,307	2,144

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	S-1 Corp.	25,299	2,063
	Hanwha Life Insurance Co. Ltd.	349,122	2,043
	Hanon Systems	222,315	2,001
	KEPCO Plant Service & Engineering Co. Ltd.	29,482	1,949
	Hanwha Techwin Co. Ltd.	53,364	1,942
*,^	Samsung Heavy Industries Co. Ltd.	204,585	1,905
^	Hanmi Science Co. ltd	16,053	1,904
^	Mirae Asset Securities Co. Ltd.	88,167	1,894
	Hyundai Wia Corp.	21,679	1,831
	LG Chem Ltd. Preference Shares	10,351	1,790
	Shinsegae Co. Ltd.	9,666	1,787
	Daewoo Securities Co. Ltd.	247,410	1,781
*,^	Samsung Engineering Co. Ltd.	159,958	1,764
	DGB Financial Group Inc.	210,300	1,688
*,^	CJ Korea Express Corp.	9,755	1,661
	SK Telecom Co. Ltd.	9,146	1,661
	KT Corp. ADR	121,875	1,659
	Samsung Card Co. Ltd.	48,317	1,642
	Lotte Confectionery Co. Ltd.	7,220	1,577
*,^	GS Engineering & Construction Corp.	57,923	1,563
	Woori Investment & Securities Co. Ltd.	171,984	1,491
^	Mando Corp.	8,943	1,475
*,^	Daewoo Engineering & Construction Co. Ltd.	265,053	1,471
	LG Household & Health Care Ltd. Preference Shares	2,849	1,468
^	Doosan Heavy Industries & Construction Co. Ltd.	64,350	1,465
^	Hyundai Securities Co. Ltd.	235,771	1,460
^	NongShim Co. Ltd.	4,445	1,456
^	Doosan Corp.	14,968	1,407
	Lotte Chilsung Beverage Co. Ltd.	812	1,403
^	Kumho Petrochemical Co. Ltd.	23,478	1,399
	Korea Gas Corp.	37,088	1,342
	Posco Daewoo Corp.	61,772	1,336
*	Korean Air Lines Co. Ltd.	51,452	1,315
	Cheil Worldwide Inc.	87,119	1,281
^	Ottogi Corp.	1,715	1,226
*,^	Doosan Infracore Co. Ltd.	176,399	1,205
	SK Networks Co. Ltd.	201,141	1,195
	Dongsuh Cos. Inc.	41,754	1,178
*,^	NHN Entertainment Corp.	21,817	1,157
	KT Corp.	40,913	1,096
	LS Corp.	23,936	1,061
^	LG Hausys Ltd.	7,983	1,047
^	Paradise Co. Ltd.	64,038	971
	GS Retail Co. Ltd.	20,577	963
^	Hite Jinro Co. Ltd.	35,066	859
*,^	Hyundai Mipo Dockyard Co. Ltd.	12,921	824
^	LOTTE Fine Chemical Co. Ltd.	22,429	737
	SKC Co. Ltd.	26,189	642
	LG Electronics Inc. Preference Shares	23,318	635
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	125,248	603
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	597
^	KEPCO Engineering & Construction Co. Inc.	18,055	531
	CJ CheilJedang Corp. Preference Shares	1,801	331
*,^	Hanjin Shipping Co. Ltd.	188,270	313
*,^	Hyundai Merchant Marine Co. Ltd.	15,450	187
	POSCO	699	146
			763,451
Spain (2.3%)
	Banco Santander SA	18,849,115	95,722
	Telefonica SA	5,842,895	63,917
	Banco Bilbao Vizcaya Argentaria SA	8,675,832	59,619
	Iberdrola SA	7,695,460	54,782
	Industria de Diseno Textil SA	1,446,189	46,547
	Amadeus IT Holding SA	560,235	25,547

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Repsol SA	1,480,250	19,505
*	Ferrovial SA	646,012	13,938
	Red Electrica Corp. SA	147,184	13,163
*,2	Aena SA	87,738	12,534
*	Banco de Sabadell SA	6,495,212	12,445
^	Abertis Infraestructuras SA	670,950	11,327
	CaixaBank SA	3,495,242	10,551
*	Grifols SA	451,834	9,851
	Enagas SA	308,476	9,418
	Endesa SA	434,961	9,152
	Gas Natural SDG SA	420,905	8,777
*	ACS Actividades de Construccion y Servicios SA	231,193	7,668
	Bankinter SA	939,384	7,170
	Gamesa Corp. Tecnologica SA	304,825	6,020
	Banco Popular Espanol SA	2,194,935	5,985
	Bankia SA	6,305,233	5,882
*	Grifols SA Preference Shares	351,430	5,543
	Distribuidora Internacional de Alimentacion SA	808,890	4,501
	Banco Santander SA ADR	805,894	4,335
	Mapfre SA	1,413,476	3,596
	Mediaset Espana Comunicacion SA	260,072	3,386
	Acciona SA	35,323	2,835
	Zardoya Otis SA	253,063	2,689
*,^	Acerinox SA	187,380	2,220
	Corp Financiera Alba SA	23,390	961
			539,586
Sweden (2.0%)
*,^	Hennes & Mauritz AB Class B	1,295,502	46,133
	Nordea Bank AB	4,334,438	42,131
^	Telefonaktiebolaget LM Ericsson Class B	4,066,800	32,951
	Swedbank AB Class A	1,424,600	30,755
	Assa Abloy AB Class B	1,281,792	26,933
	Svenska Handelsbanken AB Class A	1,965,958	26,226
	Svenska Cellulosa AB SCA Class B	813,120	25,655
	Volvo AB Class B	2,109,116	24,733
	Investor AB Class B	617,903	22,702
^	Atlas Copco AB Class A	846,166	21,922
	Skandinaviska Enskilda Banken AB Class A	1,987,271	19,000
	Telia Co. AB	3,551,520	16,985
^	Sandvik AB	1,466,999	15,072
	Hexagon AB Class B	348,476	13,920
	Atlas Copco AB Class B	530,701	12,751
	Skanska AB Class B	488,590	10,769
	SKF AB	514,686	9,484
	Electrolux AB Class B	302,490	8,790
^	Swedish Match AB	262,544	8,339
	Investment AB Kinnevik	278,603	8,026
	Meda AB Class A	374,378	6,919
^	Alfa Laval AB	425,368	6,712
^	Securitas AB Class B	416,548	6,587
	Boliden AB	374,338	6,547
	Trelleborg AB Class B	330,949	6,044
	Getinge AB	248,235	5,257
	Industrivarden AB Class A	264,128	5,197
*	Lundin Petroleum AB	242,589	4,551
	Industrivarden AB	227,626	4,149
	Husqvarna AB	517,398	4,130
	Tele2 AB	428,548	4,095
*	Investment AB Latour Class B	41,493	1,776
	Melker Schorling AB	13,871	922
	Svenska Handelsbanken AB Class B	50,704	705
	SKF AB Class A	22,435	412
			487,280

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Switzerland (6.3%)
	Nestle SA	4,273,622	318,982
	Roche Holding AG	958,288	242,456
	Novartis AG	2,909,766	221,440
	UBS Group AG	4,792,749	83,085
	ABB Ltd.	2,691,477	56,979
	Syngenta AG	125,178	50,217
	Cie Financiere Richemont SA	696,848	46,466
	Zurich Insurance Group AG	203,363	45,631
	Swiss Re AG	466,926	41,500
	Credit Suisse Group AG	2,662,503	40,519
	Givaudan SA	12,604	24,879
*	LafargeHolcim Ltd. (Swizterland Shares)	429,430	21,805
	Actelion Ltd.	134,520	21,803
	Geberit AG	51,299	19,736
	Swisscom AG	31,180	15,845
	SGS SA	6,994	15,421
	Adecco SA	220,719	14,248
^	Swatch Group AG (Bearer)	41,559	14,179
	Julius Baer Group Ltd.	299,155	12,821
	Sika AG	2,876	12,257
	Lonza Group AG	71,368	11,903
	LafargeHolcim Ltd. (France Shares)	230,997	11,642
	Swiss Life Holding AG	44,027	11,135
^	Partners Group Holding AG	24,978	10,302
^	Chocoladefabriken Lindt & Sprungli AG Registered Shares	140	10,249
	Schindler Holding AG	54,999	10,031
	Kuehne & Nagel International AG	68,779	9,926
^	Galenica AG	6,700	9,809
	Sonova Holding AG	70,841	9,484
*	Dufry AG	65,501	8,634
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,333	8,168
	Baloise Holding AG	64,113	7,947
	Swiss Prime Site AG	86,567	7,589
	Clariant AG	372,593	7,059
	PSP Swiss Property AG	54,974	5,302
	Schindler Holding AG (Registered)	28,135	5,176
	EMS-Chemie Holding AG	10,037	4,967
	Roche Holding AG (Bearer)	18,908	4,847
	Straumann Holding AG	13,486	4,682
	Aryzta AG	114,377	4,449
	Helvetia Holding AG	8,251	4,444
	Swatch Group AG (Registered)	65,565	4,387
	Barry Callebaut AG	2,703	3,180
	GAM Holding AG	217,881	2,847
	Pargesa Holding SA	39,958	2,780
^	Banque Cantonale Vaudoise	3,953	2,729
^	DKSH Holding AG	36,995	2,421
^	Sulzer AG	18,276	1,668
			1,508,026
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,170,281	121,967
	Hon Hai Precision Industry Co. Ltd.	18,533,618	44,148
	Taiwan Semiconductor Manufacturing Co. Ltd.	6,856,973	31,503
	Formosa Plastics Corp.	6,651,873	16,520
	Formosa Chemicals & Fibre Corp.	5,965,306	15,201
	Nan Ya Plastics Corp.	7,748,615	15,144
	MediaTek Inc.	1,980,440	14,045
	Delta Electronics Inc.	2,940,476	13,621
	Chunghwa Telecom Co. Ltd. ADR	393,068	13,404
	Cathay Financial Holding Co. Ltd.	10,777,057	12,068
	Fubon Financial Holding Co. Ltd.	9,897,861	11,989
	China Steel Corp.	16,931,234	11,870
	Uni-President Enterprises Corp.	6,579,487	11,844

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	CTBC Financial Holding Co. Ltd.	22,873,203	11,592
	Mega Financial Holding Co. Ltd.	14,709,777	10,425
	Largan Precision Co. Ltd.	135,068	9,428
	Asustek Computer Inc.	961,023	8,425
	Formosa Petrochemical Corp.	2,604,580	7,388
	Taiwan Mobile Co. Ltd.	2,239,648	7,383
	Catcher Technology Co. Ltd.	1,004,153	7,028
	First Financial Holding Co. Ltd.	12,368,496	6,049
	Quanta Computer Inc.	3,630,598	5,836
	E.Sun Financial Holding Co. Ltd.	10,318,920	5,711
	Pegatron Corp.	2,638,038	5,557
	Hotai Motor Co. Ltd.	560,000	5,514
	President Chain Store Corp.	766,904	5,422
	Cheng Shin Rubber Industry Co. Ltd.	2,528,220	5,246
	China Development Financial Holding Corp.	19,610,318	4,988
	Far EasTone Telecommunications Co. Ltd.	2,180,643	4,917
	Hua Nan Financial Holdings Co. Ltd.	10,149,011	4,917
	Yuanta Financial Holding Co. Ltd.	14,878,916	4,897
	United Microelectronics Corp. ADR	2,579,104	4,875
	Taiwan Cooperative Financial Holding Co. Ltd.	10,889,801	4,802
	Advanced Semiconductor Engineering Inc. ADR	923,016	4,735
	Pou Chen Corp.	3,616,125	4,546
	Taiwan Cement Corp.	4,387,768	4,463
	Taishin Financial Holding Co. Ltd.	11,493,488	4,336
	Chunghwa Telecom Co. Ltd.	1,281,207	4,326
	Innolux Corp.	13,447,370	4,150
	Far Eastern New Century Corp.	5,483,819	4,095
	Chang Hwa Commercial Bank Ltd.	7,437,967	3,878
	Advanced Semiconductor Engineering Inc.	3,995,847	3,845
	SinoPac Financial Holdings Co. Ltd.	12,917,417	3,817
	Lite-On Technology Corp.	2,948,054	3,581
	Siliconware Precision Industries Co. Ltd.	2,329,279	3,449
	Compal Electronics Inc.	5,743,510	3,371
	Advantech Co. Ltd.	468,314	3,301
	Eclat Textile Co. Ltd.	279,351	3,180
	Foxconn Technology Co. Ltd.	1,486,065	3,057
*	Inotera Memories Inc.	3,155,000	2,855
	Asia Cement Corp.	3,199,519	2,847
	Inventec Corp.	4,240,064	2,796
	Novatek Microelectronics Corp.	789,916	2,752
	AU Optronics Corp. ADR	917,369	2,569
	HTC Corp.	1,004,570	2,553
	Giant Manufacturing Co. Ltd.	389,625	2,336
	Hermes Microvision Inc.	76,114	2,331
	Shin Kong Financial Holding Co. Ltd.	10,609,858	2,141
	Wistron Corp.	3,517,911	2,077
	Teco Electric and Machinery Co. Ltd.	2,566,000	2,023
	Vanguard International Semiconductor Corp.	1,263,466	1,925
	Chicony Electronics Co. Ltd.	791,140	1,895
	Synnex Technology International Corp.	1,837,990	1,820
	Realtek Semiconductor Corp.	622,768	1,739
	Feng TAY Enterprise Co. Ltd.	404,554	1,738
*	Acer Inc.	3,875,396	1,375
*	Taiwan Business Bank	5,208,019	1,341
	Taiwan Fertilizer Co. Ltd.	984,000	1,336
	Formosa Taffeta Co. Ltd.	1,398,000	1,279
*	Eva Airways Corp.	2,583,587	1,279
*	Walsin Lihwa Corp.	4,600,000	1,202
*	China Airlines Ltd.	3,666,913	1,197
	United Microelectronics Corp.	3,220,978	1,195
	Eternal Materials Co. Ltd.	1,100,157	1,099
	Taiwan Secom Co. Ltd.	389,725	1,097
	Transcend Information Inc.	380,455	1,068
	Siliconware Precision Industries Co. Ltd. ADR	141,307	1,022

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Yulon Motor Co. Ltd.	1,148,898	1,007
	Unimicron Technology Corp.	1,942,975	927
	Epistar Corp.	1,375,000	881
	Feng Hsin Steel Co. Ltd.	613,790	865
	Capital Securities Corp.	3,201,231	843
	Evergreen Marine Corp. Taiwan Ltd.	2,245,222	827
	AU Optronics Corp.	2,838,000	812
	Far Eastern International Bank	2,733,642	793
*	Taiwan Glass Industry Corp.	1,860,701	791
	TPK Holding Co. Ltd.	357,422	747
	China Motor Corp.	985,105	689
	Cheng Uei Precision Industry Co. Ltd.	532,591	683
	Nanya Technology Corp.	551,600	642
	Oriental Union Chemical Corp.	950,191	608
	YFY Inc.	1,891,451	588
	Cathay Real Estate Development Co. Ltd.	1,244,000	551
	Wan Hai Lines Ltd.	974,702	535
*	Macronix International	4,695,748	522
*	Yang Ming Marine Transport Corp.	1,936,305	511
	Ton Yi Industrial Corp.	1,014,600	486
	President Securities Corp.	1,218,349	460
	U-Ming Marine Transport Corp.	561,000	453
	Nan Ya Printed Circuit Board Corp.	274,395	258
	Yulon Nissan Motor Co. Ltd.	33,633	210
			592,430
Thailand (0.5%)
	Kasikornbank PCL (Foreign)	1,586,316	7,566
^	Advanced Info Service PCL (Foreign)	1,581,250	7,047
	Siam Cement PCL (Foreign)	411,048	5,733
	CP ALL PCL (Foreign)	4,192,000	5,481
*	PTT PCL	625,872	5,435
	Airports of Thailand PCL (Foreign)	455,300	5,104
	PTT PCL (Foreign)	539,900	4,689
*	Siam Commercial Bank PCL (Local)	1,117,100	4,257
	PTT Exploration & Production PCL (Foreign)	1,859,278	3,994
	Siam Commercial Bank PCL (Foreign)	995,486	3,794
	Bangkok Dusit Medical Services PCL	5,189,900	3,533
^	Bangkok Bank PCL (Foreign)	670,529	3,180
^	Intouch Holdings NVDR	2,014,804	3,035
*	Bumrungrad Hospital PCL	491,604	2,853
*	Minor International PCL	2,341,210	2,492
*	CP ALL PCL (Local)	1,829,700	2,392
	PTT Global Chemical PCL (Foreign)	1,264,212	2,253
*	BTS Group Holdings PCL	7,987,900	2,102
	Thai Oil PCL (Foreign)	1,092,800	2,061
	TMB Bank PCL	29,787,600	1,939
*	OBI Pharma Inc.	160,000	1,882
*	PTT Global Chemical PCL (Local)	1,022,400	1,822
*	True Corp. PCL	8,077,370	1,717
	Big C Supercenter PCL (Foreign)	238,400	1,703
	Thai Union Frozen Products PCL (Foreign)	2,856,344	1,688
	Big C Supercenter PCL NVDR	234,000	1,672
*	Indorama Ventures PCL	1,973,700	1,605
*	Charoen Pokphand Foods PCL	2,203,700	1,497
*	Central Pattana PCL	976,500	1,472
*	Airports of Thailand PCL	127,600	1,430
^	Central Pattana PCL (Foreign)	903,200	1,362
*	Krung Thai Bank PCL (Foreign)	2,716,125	1,357
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,323
*	Home Product Center PCL	5,565,345	1,280
	Glow Energy PCL (Foreign)	465,500	1,176
*	IRPC PCL	7,551,600	1,100
*	Land & Houses PCL	4,220,000	1,019
*	Electricity Generating PCL	192,900	978

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Krung Thai Bank PCL	1,937,600	968
	IRPC PCL (Foreign)	5,950,900	867
	Delta Electronics Thailand PCL (Foreign)	339,900	699
*	Delta Electronics Thailand PCL	324,800	668
^	Electricity Generating PCL (Foreign)	130,500	661
*	Bangkok Life Assurance PCL	585,800	641
*	Berli Jucker PCL	567,500	608
^	Total Access Communication PCL (Foreign)	587,700	565
	Siam City Cement PCL (Foreign)	57,200	530
*	BEC World PCL	696,900	518
*	Banpu PCL (Local)	1,362,900	499
	True Corp. PCL (Foreign)	2,291,871	487
^	BEC World PCL (Foreign)	573,400	426
*	Ratchaburi Electricity Generating Holding PCL (Local)	269,900	390
*	Siam City Cement PCL (Local)	41,200	382
^	Total Access Communication PCL	334,400	322
*,^	Thai Airways International PCL (Foreign)	676,002	280
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	271
*	Glow Energy PCL	106,100	268
*	Banpu PCL (Local) Rights Exp. 05/31/2016	681,450	152
*	Advanced Info Service PCL (Local)	33,800	151
^	Land & Houses PCL (Foreign)	478,520	118
*	Intouch Holdings PCL	72,600	109
*	Thai Airways International PCL	257,400	107
*	PTT Exploration and Production PCL (Local)	28,000	60
*	Total Access Communication PCL (Local)	50,800	49
*	True Corp. PCL Rights	2,713,776	23
*	Big C Supercenter PCL	2,600	19
*	Minor International Warrants Exp. 11/03/2017	90,215	13
*	Indorama Ventures PCL Warrants Exp. 08/24/2017	162,130	9
*	Indorama Ventures Warrants Exp. 08/24/2018	124,715	7
*	True Corp. PCL - Foreign Rights	770,006	7
			115,897
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	2,854,264	8,786
	Akbank TAS	2,783,087	8,551
	BIM Birlesik Magazalar AS	305,737	6,728
*	Turkcell Iletisim Hizmetleri AS	1,089,030	4,713
	KOC Holding AS	863,098	4,510
	Tupras Turkiye Petrol Rafinerileri AS	168,345	4,440
	Haci Omer Sabanci Holding AS (Bearer)	1,129,510	4,075
	Turkiye Halk Bankasi AS	856,531	3,289
	Turkiye Is Bankasi	1,833,727	3,215
	Eregli Demir ve Celik Fabrikalari TAS	1,859,729	3,102
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,598,505	2,793
	Turkiye Vakiflar Bankasi TAO	1,406,155	2,482
	Anadolu Efes Biracilik Ve Malt Sanayii AS	267,246	2,101
*	Turk Hava Yollari AO	753,335	1,857
*	Yapi ve Kredi Bankasi AS	1,188,501	1,817
	Turk Telekomunikasyon AS	717,166	1,732
	Ulker Biskuvi Sanayi AS	215,429	1,715
	Arcelik AS	245,728	1,650
	Tofas Turk Otomobil Fabrikasi AS	168,919	1,336
	Coca-Cola Icecek AS	90,420	1,325
	Enka Insaat ve Sanayi AS	735,018	1,276
	Ford Otomotiv Sanayi AS	93,987	1,263
*	Petkim Petrokimya Holding AS	821,179	1,206
	TAV Havalimanlari Holding AS	203,464	1,186
	Turkiye Sise ve Cam Fabrikalari AS	799,171	1,116
	Aselsan Elektronik Sanayi Ve Ticaret AS	109,282	779
	Turkiye Sinai Kalkinma Bankasi AS	1,102,727	690
	Turk Traktor ve Ziraat Makineleri AS	16,605	492
*	Koza Altin Isletmeleri AS	63,272	414
	Aygaz AS	89,205	368

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Yazicilar Holding AS Class A	56,246	310
*	Migros Ticaret AS	44,312	310
*	Pegasus Hava Tasimaciligi AS	44,548	260
	Akcansa Cimento AS	49,811	257
			80,144
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	2,343,885	12,034
	Emaar Properties PJSC	4,778,832	8,746
	First Gulf Bank PJSC	1,539,659	5,389
	Abu Dhabi Commercial Bank PJSC	2,514,929	4,501
	DP World Ltd.	229,427	4,280
	Aldar Properties PJSC	4,288,711	3,160
	Emaar Malls Group PJSC	2,822,097	2,209
	Dubai Islamic Bank PJSC	1,367,652	2,159
	DAMAC Properties Dubai Co. PJSC	2,298,381	1,602
	Union National Bank PJSC	1,512,007	1,465
*	Arabtec Holding PJSC	3,031,213	1,344
*	Dubai Parks & Resorts PJSC	3,367,434	1,213
	Dubai Investments PJSC	1,893,777	1,120
	Air Arabia PJSC	3,007,827	1,014
	Dubai Financial Market PJSC	2,296,512	946
*	Dana Gas PJSC	4,699,878	725
	Al Waha Capital PJSC	1,220,264	679
	Agthia Group PJSC	204,805	432
*	Deyaar Development PJSC	2,069,349	361
	Union Properties PJSC	1,419,521	322
			53,701
United Kingdom (14.2%)
	HSBC Holdings plc	26,629,229	176,469
	British American Tobacco plc	2,543,409	155,078
	Royal Dutch Shell plc Class A	5,743,974	150,454
	GlaxoSmithKline plc	6,633,734	141,780
	BP plc	25,222,301	138,960
	Royal Dutch Shell plc Class B	5,110,630	134,179
	Vodafone Group plc	36,249,511	116,790
	AstraZeneca plc	1,721,898	98,790
	Diageo plc	3,436,762	92,917
	Lloyds Banking Group plc	87,335,907	85,721
	Reckitt Benckiser Group plc	857,956	83,581
	SABMiller plc	1,304,508	79,896
	BT Group plc	11,418,158	74,014
	Unilever plc	1,646,168	73,554
	National Grid plc	5,146,891	73,439
	Imperial Brands plc	1,314,558	71,477
	Prudential plc	3,481,738	68,728
	Barclays plc	22,850,932	57,373
	Rio Tinto plc	1,649,897	55,348
	Shire plc	802,076	50,051
	WPP plc	1,768,388	41,314
	Compass Group plc	2,248,171	40,036
	BHP Billiton plc	2,881,901	39,380
	Glencore plc	15,909,579	38,023
	Aviva plc	5,519,899	34,971
	SSE plc	1,372,956	30,334
	BAE Systems plc	4,315,583	30,108
	CRH plc (London Shares)	1,023,854	29,816
	Standard Chartered plc	3,664,728	29,621
*	Tesco plc	11,083,251	27,864
	RELX NV (London Shares)	1,526,568	27,045
	Legal & General Group plc	8,102,333	26,478
	ARM Holdings plc	1,926,075	26,437
	Rolls-Royce Holdings plc	2,510,166	24,625
	Centrica plc	6,898,315	24,091
	Experian plc	1,310,374	24,012

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Associated British Foods plc	475,791	21,344
	Smith & Nephew plc	1,224,891	20,743
	Anglo American plc	1,783,204	19,946
	Sky plc	1,432,443	19,691
	Wolseley plc	348,783	19,536
	Old Mutual plc	6,681,700	18,166
	Land Securities Group plc	1,075,747	17,818
	London Stock Exchange Group plc	426,644	16,947
	ITV plc	5,118,181	16,871
	Kingfisher plc	3,119,532	16,620
*	Paddy Power Betfair plc	112,091	14,998
*	Royal Bank of Scotland Group plc	4,438,563	14,933
	British Land Co. plc	1,402,295	14,754
	Next plc	197,937	14,732
	Whitbread plc	249,898	14,165
	Marks & Spencer Group plc	2,220,714	13,775
	Bunzl plc	454,795	13,575
	Capita plc	906,637	13,284
	Pearson plc	1,125,035	13,257
	InterContinental Hotels Group plc	323,811	12,941
	United Utilities Group plc	929,026	12,775
	Standard Life plc	2,658,675	12,696
	Sage Group plc	1,464,393	12,684
	Randgold Resources Ltd.	126,201	12,606
	Carnival plc	249,957	12,468
	Persimmon plc	415,758	12,093
	Taylor Wimpey plc	4,391,613	11,847
	Johnson Matthey plc	264,017	11,159
	DCC plc	120,369	10,676
	International Consolidated Airlines Group SA (London Shares)	1,384,491	10,644
	Barratt Developments plc	1,358,513	10,579
	Burberry Group plc	603,105	10,501
	Intertek Group plc	218,633	10,430
	Severn Trent plc	319,704	10,423
	Direct Line Insurance Group plc	1,876,299	9,940
	Mondi plc	502,287	9,621
	GKN plc	2,339,806	9,549
	RSA Insurance Group plc	1,385,392	9,306
	Travis Perkins plc	340,277	9,206
	Hammerson plc	1,071,546	9,170
	3i Group plc	1,315,504	9,125
	Ashtead Group plc	685,670	9,119
	St. James's Place plc	705,469	8,955
	Royal Mail plc	1,237,085	8,811
	Rexam plc	953,354	8,719
	Smiths Group plc	534,089	8,667
	Provident Financial plc	199,775	8,521
	Dixons Carphone plc	1,359,262	8,461
	Informa plc	882,251	8,452
	Inmarsat plc	610,893	8,312
	Wm Morrison Supermarkets plc	2,941,797	8,231
	Croda International plc	184,968	8,148
	J Sainsbury plc	1,919,712	8,122
	Berkeley Group Holdings plc	171,109	7,498
	Admiral Group plc	269,369	7,321
2	Auto Trader Group plc	1,318,278	7,240
	DS Smith plc	1,279,473	7,136
	Rightmove plc	123,285	6,968
	Pennon Group plc	562,510	6,685
	Halma plc	511,675	6,678
	Derwent London plc	136,119	6,542
	Rentokil Initial plc	2,488,589	6,413
	easyJet plc	296,449	6,390
	Meggitt plc	1,056,174	6,350

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
	Segro plc			1,009,402	6,167
	Howden Joinery Group plc			851,796	6,162
	Hikma Pharmaceuticals plc			190,284	6,135
2	Merlin Entertainments plc			964,572	6,093
	Bellway plc			165,948	5,942
	TUI AG (London Shares)			408,217	5,925
	Inchcape plc			594,560	5,898
	Aberdeen Asset Management plc			1,342,090	5,871
	G4S plc			2,110,506	5,820
	Micro Focus International plc			256,509	5,738
	Intu Properties plc			1,274,432	5,675
	Schroders plc			153,643	5,656
	Hargreaves Lansdown plc			296,920	5,590
	William Hill plc			1,205,360	5,519
	Coca-Cola HBC AG			267,356	5,480
	Tate & Lyle plc			630,005	5,424
	Henderson Group plc			1,437,415	5,381
	Investec plc			696,374	5,333
	Booker Group plc			2,235,082	5,300
	Aggreko plc			326,220	5,193
	Capital & Counties Properties plc			982,093	5,081
	Weir Group plc			289,151	5,079
	IMI plc			370,441	5,069
	ICAP plc			733,485	5,029
	Babcock International Group plc			340,827	4,730
	John Wood Group plc			495,370	4,532
	Petrofac Ltd.			352,665	4,369
	Cable & Wireless Communications plc			3,799,529	4,097
	Fresnillo plc			232,485	3,790
*	CYBG plc			1,150,009	3,726
	New Europe Property Investments plc			295,281	3,722
	Daily Mail & General Trust plc			359,949	3,678
	Polymetal International plc			348,285	3,610
*	Just Eat plc			631,745	3,549
	Cobham plc			1,539,051	3,472
	Antofagasta plc			483,244	3,423
^	TalkTalk Telecom Group plc			723,395	2,832
	CRH plc (Dublin Shares)			87,906	2,558
^	Ashmore Group plc			531,984	2,391
*	Sports Direct International plc			336,544	1,899
	Melrose Industries plc			195,441	1,068
					3,398,093
Total Common Stocks (Cost $23,858,002)					23,704,965

		Coupon
Temporary Cash Investments (3.3%)[1]
Money Market Fund (3.2%)
5,6	Vanguard Market Liquidity Fund	0.495%		776,655,582	776,656

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.371%	5/4/16	5,000	5,000
7,8	Federal Home Loan Bank Discount Notes	0.391%	5/27/16	3,000	2,999
7,8	Federal Home Loan Bank Discount Notes	0.431%	7/22/16	2,000	1,999
7,8	Federal Home Loan Bank Discount Notes	0.471%	8/10/16	2,000	1,998
7,8	Federal Home Loan Bank Discount Notes	0.466%	8/12/16	5,000	4,995
7,8	Federal Home Loan Bank Discount Notes	0.486%-0.496%	8/24/16	3,000	2,997

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
April 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
7,8 Federal Home Loan Bank Discount Notes	0.511%	9/2/16	500	499
				20,487
Total Temporary Cash Investments (Cost $797,138)				797,143
Total Investments (102.6%) (Cost $24,655,140)				24,502,108
Other Assets and Liabilities—Net (-2.6%)				(624,934)
Net Assets (100%)				23,877,174

__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $695,829,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $110,905,000, representing 0.5% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $755,642,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $10,290,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

43

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.6%)[1]
Australia (4.1%)
	Vocus Communications Ltd.	733,663	4,792
	carsales.com Ltd.	328,018	2,922
	Investa Office Fund	908,133	2,867
	Northern Star Resources Ltd.	906,304	2,696
^	JB Hi-Fi Ltd.	159,052	2,646
^	Qube Holdings Ltd.	1,334,941	2,515
^	Blackmores Ltd.	20,053	2,442
	nib holdings Ltd.	701,617	2,426
	BT Investment Management Ltd.	313,386	2,341
	Evolution Mining Ltd.	1,348,449	2,037
	BWP Trust	752,735	1,997
	Charter Hall Group	546,544	1,980
	Charter Hall Retail REIT	542,478	1,956
	Primary Health Care Ltd.	731,318	1,920
	IRESS Ltd.	208,763	1,838
	Cromwell Property Group	2,309,280	1,787
	Navitas Ltd.	449,629	1,742
	GrainCorp Ltd. Class A	274,910	1,704
	Sirtex Medical Ltd.	75,233	1,692
	InvoCare Ltd.	182,160	1,691
	Sigma Pharmaceuticals Ltd.	1,982,949	1,650
	G8 Education Ltd.	546,716	1,627
	Beach Energy Ltd.	2,880,160	1,600
	Pacific Brands Ltd.	1,844,945	1,594
	Regis Resources Ltd.	711,503	1,582
	Spotless Group Holdings Ltd.	1,608,070	1,576
	Aveo Group	590,615	1,529
	Premier Investments Ltd.	123,615	1,486
	Independence Group NL	629,029	1,453
	Super Retail Group Ltd.	223,944	1,432
	Burson Group Ltd.	373,398	1,408
*	St. Barbara Ltd.	758,389	1,350
	Breville Group Ltd.	211,836	1,318
*	Mayne Pharma Group Ltd.	1,237,674	1,306
	ARB Corp. Ltd.	103,416	1,262
	Mineral Resources Ltd.	225,255	1,261
*	APN Outdoor Group Ltd.	250,113	1,195
	Ardent Leisure Group	720,753	1,183
	Sandfire Resources NL	258,698	1,157
	Mantra Group Ltd.	395,673	1,108
	Automotive Holdings Group Ltd.	372,330	1,105
	Cleanaway Waste Management Ltd.	1,806,503	1,079
	SAI Global Ltd.	388,396	1,073
	Abacus Property Group	442,653	1,063
	Myer Holdings Ltd.	1,344,092	1,052
*	Syrah Resources Ltd.	293,509	1,047
	Pact Group Holdings Ltd.	264,625	1,037
*	Saracen Mineral Holdings Ltd.	1,272,900	1,036
	Brickworks Ltd.	83,870	974
	Steadfast Group Ltd.	666,902	948
	Nine Entertainment Co. Holdings Ltd.	1,095,966	937
*	Broadspectrum Ltd.	797,023	890
2	MYOB Group Ltd.	339,644	874
	Australian Pharmaceutical Industries Ltd.	583,961	867
	Southern Cross Media Group Ltd.	1,049,639	857
^	Retail Food Group Ltd.	205,593	856
^	Monadelphous Group Ltd.	148,463	855
*	IPH Ltd.	159,833	839
	Genworth Mortgage Insurance Australia Ltd.	464,122	838
	Asaleo Care Ltd.	561,007	836
	Bega Cheese Ltd.	175,017	815

44

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Estia Health Ltd.	186,068	814
	Gateway Lifestyle	381,917	813
	Costa Group Holdings Ltd.	356,743	802
	GUD Holdings Ltd.	123,930	800
	McMillan Shakespeare Ltd.	84,138	782
	FlexiGroup Ltd.	428,468	775
^	Seven Group Holdings Ltd.	175,010	774
	Regis Healthcare Ltd.	198,611	767
	Altium Ltd.	162,389	756
	Japara Healthcare Ltd.	346,297	743
	Western Areas Ltd.	384,808	725
	Technology One Ltd.	190,500	703
^,*	Bellamy's Australia Ltd.	91,774	700
	GWA Group Ltd.	400,242	699
*	NEXTDC Ltd.	308,513	673
^,*	Australian Agricultural Co. Ltd.	614,126	667
*	UGL Ltd.	275,415	659
	Growthpoint Properties Australia Ltd.	265,646	651
	Cover-More Group Ltd.	614,372	650
	iSentia Group Ltd.	234,970	646
^,*	Mesoblast Ltd.	385,417	638
	360 Capital Industrial Fund	305,192	634
*	APN News & Media Ltd.	1,300,357	608
	National Storage REIT	457,766	597
	Tassal Group Ltd.	201,935	597
	oOh!media Ltd.	167,780	592
^	Greencross Ltd.	109,104	587
	TFS Corp. Ltd.	486,656	576
*	Nanosonics Ltd.	338,180	569
	Folkestone Education Trust	293,045	552
	Corporate Travel Management Ltd.	51,080	551
*	Eclipx Group Ltd.	239,163	537
*	Infigen Energy	954,536	521
	Arena REIT	350,880	516
	OzForex Group Ltd.	312,156	510
	Village Roadshow Ltd.	120,971	481
*	RCG Corp. Ltd.	462,939	481
^	Cabcharge Australia Ltd.	195,008	475
*	AWE Ltd.	906,186	473
	GDI Property Group	693,057	456
	Webjet Ltd.	97,550	447
*	Perseus Mining Ltd.	1,000,896	440
^,*	Highfield Resources Ltd.	413,627	439
^,*	Karoon Gas Australia Ltd.	396,416	435
	Select Harvests Ltd.	113,453	432
	SG Fleet Group Ltd.	161,990	423
^,*	Paladin Energy Ltd.	2,090,369	418
	STW Communications Group Ltd.	509,661	413
	Programmed Maintenance Services Ltd.	370,595	411
*	Collins Foods Ltd.	131,059	400
^,*	Senex Energy Ltd.	1,876,559	395
	Virtus Health Ltd.	76,102	390
	Ainsworth Game Technology Ltd.	219,041	387
*	Beadell Resources Ltd.	1,617,861	386
^,*	Virgin Australia Holdings Ltd.	1,407,801	374
	Ingenia Communities Group	177,143	370
	Tox Free Solutions Ltd.	168,183	369
	Hotel Property Investments	175,992	368
	Credit Corp. Group Ltd.	47,058	361
	Reject Shop Ltd.	36,693	346
*	Resolute Mining Ltd.	455,877	343
^,*	Liquefied Natural Gas Ltd.	704,714	322
*	Ten Network Holdings Ltd.	435,109	313
	Astro Japan Property Group	62,019	297

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Lynas Corp. Ltd.	5,213,011	295
	Cedar Woods Properties Ltd.	80,129	259
*	CuDeco Ltd.	298,221	251
*	Mount Gibson Iron Ltd.	1,527,569	250
	Thorn Group Ltd.	235,984	249
^	MMA Offshore Ltd.	603,241	215
^	Slater & Gordon Ltd.	959,061	213
	ERM Power Ltd.	187,757	204
	CSG Ltd.	187,713	199
*	Bradken Ltd.	271,975	187
*	Starpharma Holdings Ltd.	365,348	184
	Cash Converters International Ltd.	457,078	170
^	Cardno Ltd.	185,238	156
*	Billabong International Ltd.	138,745	143
	MACA Ltd.	149,109	125
	SMS Management & Technology Ltd.	78,073	112
	RCR Tomlinson Ltd.	112,269	112
^,*	Kingsgate Consolidated Ltd.	277,729	97
*	Watpac Ltd.	150,993	94
	Acrux Ltd.	199,813	93
*	Sundance Energy Australia Ltd.	572,857	82
	Capitol Health Ltd.	630,148	81
^,*	Arrium Ltd.	4,377,411	73
*	Horizon Oil Ltd.	1,230,328	66
	Decmil Group Ltd.	108,517	63
*	TFS Corp. Ltd.	9,954	12
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
^	Dick Smith Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			132,765
Austria (0.9%)
	Wienerberger AG	174,327	3,443
*	IMMOFINANZ AG	1,405,254	3,315
	BUWOG AG	109,862	2,313
	CA Immobilien Anlagen AG	117,266	2,240
	Oesterreichische Post AG	51,893	2,028
*	Conwert Immobilien Invest SE	114,036	1,805
	Mayr Melnhof Karton AG	11,788	1,387
^	Verbund AG	95,832	1,339
	Schoeller-Bleckmann Oilfield Equipment AG	18,124	1,223
	UNIQA Insurance Group AG	167,547	1,211
	DO & CO AG	10,149	1,151
	RHI AG	46,491	1,001
	Flughafen Wien AG	7,862	899
^	Lenzing AG	10,842	839
	Strabag SE	21,931	689
^	Zumtobel Group AG	52,063	678
	S IMMO AG	68,848	676
	EVN AG	41,172	494
^	Semperit AG Holding	13,387	481
	Palfinger AG	13,806	423
	Kapsch TrafficCom AG	6,789	233
			27,868
Belgium (1.2%)
*	Cofinimmo SA	31,409	3,904
	Ontex Group NV	99,230	3,044
	Sofina SA	23,065	2,942
	Bekaert SA	57,811	2,546
	Elia System Operator SA/NV	41,962	2,171
	Euronav NV	192,307	2,118
	Befimmo SA	28,647	1,916
	Melexis NV	33,194	1,837

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Gimv NV	32,979	1,833
	Warehouses De Pauw CVA	19,901	1,813
	D'ieteren SA/NV	39,622	1,758
	Ion Beam Applications	29,385	1,212
*	Nyrstar (Voting Shares)	1,524,384	1,207
*	Tessenderlo Chemie NV (Voting Shares)	34,432	1,185
	Cie d'Entreprises CFE	11,200	1,113
*	AGFA-Gevaert NV	261,014	1,038
*	Mobistar SA	47,375	1,037
	Econocom Group SA/NV	81,318	878
	Kinepolis Group NV	19,601	865
	Barco NV	11,517	804
	KBC Ancora	22,634	799
	Van de Velde NV	9,160	643
	EVS Broadcast Equipment SA	16,188	549
	Wereldhave Belgium NV	2,887	377
			37,589
Brazil (1.0%)
	MRV Engenharia e Participacoes SA	447,700	1,565
*	Rumo Logistica Operadora Multimodal SA	1,232,577	1,534
	Qualicorp SA	335,000	1,451
	Odontoprev SA	409,327	1,245
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	386,600	1,154
	Duratex SA	446,000	1,015
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	99,211	1,010
	Cia Hering	227,100	928
	Sao Martinho SA	70,400	916
	Fleury SA	119,856	871
	BR Properties SA	289,400	864
	Bradespar SA Preference Shares	327,700	807
	Metalurgica Gerdau SA Preference Shares Class A	930,700	787
*	Marfrig Global Foods SA	411,512	777
	Banco do Estado do Rio Grande do Sul SA Preference Shares	287,850	712
	Iguatemi Empresa de Shopping Centers SA	88,500	687
	EcoRodovias Infraestrutura e Logistica SA	308,100	672
	Grendene SA	129,664	641
*	B2W Cia Digital	160,500	639
	Linx SA	46,378	638
	Aliansce Shopping Centers SA	140,279	628
	Alpargatas SA Preference Shares	216,102	581
	Cia de Saneamento de Minas Gerais-COPASA	90,821	568
	Iochpe Maxion SA	122,650	519
	Even Construtora e Incorporadora SA	487,022	518
	Marcopolo SA Preference Shares	720,516	494
*	Minerva SA	153,800	473
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	649,931	472
	Alupar Investimento SA	121,090	467
	Arezzo Industria e Comercio SA	62,000	437
	Ez Tec Empreendimentos e Participacoes SA	79,105	384
	Gafisa SA	565,582	382
	Tupy SA	94,531	375
*	SLC Agricola SA	78,400	354
	Via Varejo SA	197,700	352
	Light SA	113,500	340
	Mahle-Metal Leve SA	50,700	334
	CVC Brasil Operadora e Agencia de Viagens SA	59,700	330
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	309
	JSL SA	114,300	306
	Cia Energetica do Ceara Preference Shares	26,142	295
*	Arteris SA	79,600	233
	Direcional Engenharia SA	123,294	220
*	Restoque Comercio e Confeccoes de Roupas SA	176,818	216
2	Ser Educacional SA	64,000	213
	Santos Brasil Participacoes SA	55,846	210

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Magnesita Refratarios SA	49,040	200
	QGEP Participacoes SA	166,900	198
	GAEC Educacao SA	63,022	192
	Guararapes Confeccoes SA	11,300	191
	Sonae Sierra Brasil SA	32,600	163
*	Randon Participacoes SA Preference Shares	195,695	162
*	Marisa Lojas SA	63,690	160
*	Oi SA	521,900	131
*	Paranapanema SA	245,700	127
*	Oi SA Preference Shares	405,400	120
*	Gol Linhas Aereas Inteligentes SA Preference Shares	164,200	117
*	International Meal Co. Alimentacao SA	81,816	100
*	JHSF Participacoes SA	88,583	38
*	Randon Participacoes SA Preference Shares Rights Exp. 05/12/2016	28,612	3
*	Usinas Siderurgicas de Minas Gerais SA Rights Exp. 05/23/2016	131,624	3
			30,828
Canada (13.9%)
	Dollarama Inc.	169,244	12,202
^	Gildan Activewear Inc.	371,332	11,533
	Open Text Corp.	185,267	10,373
*	Kinross Gold Corp.	1,797,275	10,242
	CCL Industries Inc. Class B	50,418	9,232
^	First Quantum Minerals Ltd.	1,055,348	8,992
	Teck Resources Ltd. Class B	720,664	8,822
	Onex Corp.	135,548	8,408
	Keyera Corp.	257,481	8,293
^	H&R REIT	427,096	7,461
	Yamana Gold Inc.	1,417,942	7,029
	Element Financial Corp.	587,761	6,596
	Tahoe Resources Inc.	443,985	6,270
^	PrairieSky Royalty Ltd.	280,343	5,903
*	Seven Generations Energy Ltd. Class A	325,425	5,732
	Progressive Waste Solutions Ltd.	177,489	5,712
*	Detour Gold Corp.	264,982	5,683
^	AltaGas Ltd.	226,651	5,510
^	Peyto Exploration & Development Corp.	214,255	5,469
^	Vermilion Energy Inc.	151,694	5,217
	Industrial Alliance Insurance & Financial Services Inc.	156,076	5,187
^	WSP Global Inc.	151,597	5,100
	Methanex Corp.	139,508	4,879
	CAE Inc.	410,969	4,861
	Canadian Apartment Properties REIT	193,085	4,591
	Finning International Inc.	257,388	4,575
	Eldorado Gold Corp.	1,074,428	4,530
^	Smart REIT	168,640	4,527
*	Bombardier Inc. Class B	2,959,424	4,458
^	DH Corp.	161,752	4,199
^	Canadian REIT	110,973	3,917
	Empire Co. Ltd.	233,730	3,884
^	Cineplex Inc.	97,247	3,844
	MacDonald Dettwiler & Associates Ltd.	54,808	3,840
	Atco Ltd.	116,684	3,811
*	New Gold Inc.	807,515	3,797
	Ritchie Bros Auctioneers Inc.	132,116	3,791
*	Lundin Mining Corp.	941,649	3,700
	Cominar REIT	260,781	3,592
	Quebecor Inc. Class B	131,100	3,507
	Pan American Silver Corp.	220,036	3,449
	Stantec Inc.	132,059	3,385
	Linamar Corp.	77,697	3,364
	RONA Inc.	175,521	3,341
	Allied Properties REIT	118,073	3,327
^	Veresen Inc.	454,445	3,289
^	Whitecap Resources Inc.	435,427	3,266

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	OceanaGold Corp.	908,303	3,250
	Toromont Industries Ltd.	105,389	3,159
^	Home Capital Group Inc. Class B	105,182	3,151
	West Fraser Timber Co. Ltd.	92,213	3,038
*	B2Gold Corp.	1,355,209	3,013
	Chartwell Retirement Residences	264,550	2,916
	Alamos Gold Inc.	397,174	2,865
	Gibson Energy Inc.	188,496	2,802
^	Dream Office REIT	166,628	2,781
^	Canadian Western Bank	124,390	2,744
^	Northland Power Inc.	163,569	2,713
^	Parkland Fuel Corp.	138,901	2,649
	TransForce Inc.	139,035	2,624
	Algonquin Power & Utilities Corp.	298,917	2,611
^	Boardwalk REIT	59,778	2,558
^,*	First Majestic Silver Corp.	239,233	2,547
	Hudson's Bay Co.	191,245	2,542
	Stella-Jones Inc.	66,241	2,533
	ShawCor Ltd.	93,112	2,516
	Maple Leaf Foods Inc.	120,822	2,502
*	NovaGold Resources Inc.	384,467	2,497
	Cott Corp.	181,017	2,399
	TMX Group Ltd.	57,330	2,374
	FirstService Corp.	52,252	2,348
*	Raging River Exploration Inc.	282,222	2,288
	First Capital Realty Inc.	141,206	2,286
*	Parex Resources Inc.	227,128	2,275
	TransAlta Corp.	430,781	2,252
	Colliers International Group Inc.	54,137	2,239
^	Artis REIT	209,222	2,234
*	Torex Gold Resources Inc.	1,254,361	2,229
^,*	Amaya Inc.	162,587	2,204
^,*	ProMetic Life Sciences Inc.	844,326	2,200
	Precision Drilling Corp.	423,747	2,199
	Capital Power Corp.	152,754	2,163
*	Descartes Systems Group Inc.	115,620	2,131
	Granite REIT	71,440	2,128
	Osisko Gold Royalties Ltd.	152,250	2,039
^	Emera Inc.	55,326	2,005
*	Celestica Inc.	186,226	1,996
^,*	IAMGOLD Corp.	583,200	1,985
	Innergex Renewable Energy Inc.	177,249	1,957
*	SEMAFO Inc.	435,089	1,938
^	Superior Plus Corp.	215,951	1,879
^	Concordia Healthcare Corp.	61,792	1,797
^	Corus Entertainment Inc. Class B	179,988	1,795
	HudBay Minerals Inc.	358,836	1,790
	Russel Metals Inc.	96,827	1,724
	Laurentian Bank of Canada	43,340	1,719
	Aimia Inc.	249,726	1,704
^	Enerplus Corp.	304,942	1,677
	North West Co. Inc.	74,559	1,657
	Secure Energy Services Inc.	229,827	1,654
^	Jean Coutu Group PJC Inc. Class A	108,281	1,647
	Transcontinental Inc. Class A	103,929	1,633
^	Manitoba Telecom Services Inc.	62,324	1,631
	Baytex Energy Corp.	311,973	1,596
	Winpak Ltd.	45,800	1,580
^	TORC Oil & Gas Ltd.	228,831	1,543
*	Advantage Oil & Gas Ltd.	267,853	1,535
^	Genworth MI Canada Inc.	58,553	1,516
	Dominion Diamond Corp.	128,681	1,478
	Pason Systems Inc.	98,533	1,432
*	Pretium Resources Inc.	170,593	1,404

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Centerra Gold Inc.	253,034	1,400
^	Mullen Group Ltd.	119,697	1,394
	Aecon Group Inc.	103,405	1,379
^	Just Energy Group Inc.	215,026	1,369
	Westshore Terminals Investment Corp.	93,259	1,363
*	Canfor Corp.	121,788	1,332
	Pengrowth Energy Corp.	784,504	1,288
^,*	Silver Standard Resources Inc.	134,404	1,262
	Norbord Inc.	61,190	1,220
*	MEG Energy Corp.	229,500	1,216
*	ATS Automation Tooling Systems Inc.	130,607	1,209
	Ensign Energy Services Inc.	199,293	1,207
^	Enerflex Ltd.	123,711	1,187
*	Enghouse Systems Ltd.	27,717	1,159
*	Alacer Gold Corp.	426,199	1,155
	Nevsun Resources Ltd.	296,574	1,109
	Northview Apartment REIT	67,750	1,063
^	Extendicare Inc.	143,720	1,060
*	Great Canadian Gaming Corp.	72,230	1,047
*	NuVista Energy Ltd.	220,231	1,043
^	Bonterra Energy Corp.	45,990	992
^	Dorel Industries Inc. Class B	43,936	978
*	Crew Energy Inc.	223,301	904
	Canadian Energy Services & Technology Corp.	277,285	846
	Cogeco Communications Inc.	16,722	833
	Martinrea International Inc.	108,038	817
^	Penn West Petroleum Ltd.	706,776	806
^,*	Kelt Exploration Ltd.	208,574	805
^,*	Sierra Wireless Inc.	48,736	787
*	China Gold International Resources Corp. Ltd.	384,300	778
^,*	Avigilon Corp.	58,515	752
*	Gran Tierra Energy Inc. (American Shares)	250,760	742
*	Gran Tierra Energy Inc. (Toronto Shares)	245,527	724
*	Birchcliff Energy Ltd.	160,884	669
	Cascades Inc.	93,208	660
	InnVest REIT	150,428	655
^	AutoCanada Inc.	38,279	626
	Morguard REIT	49,774	605
^,*	Athabasca Oil Corp.	538,393	575
*	Paramount Resources Ltd. Class A	77,441	563
	Canaccord Genuity Group Inc.	157,061	523
^	First National Financial Corp.	22,911	520
*	DREAM Unlimited Corp. Class A	77,985	475
^	Sprott Inc.	204,300	445
^,*	Denison Mines Corp.	405,054	245
^,*	Pacific Exploration and Production Corp.	458,171	234
^	Sherritt International Corp.	116,851	88
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	15
*	Great Basin Gold Ltd.	345,634	1
			445,086
Chile (0.2%)
	Parque Arauco SA	855,323	1,656
	Vina Concha y Toro SA	891,143	1,497
	E.CL SA	772,693	1,342
	Inversiones Aguas Metropolitanas SA	708,715	1,154
	Ripley Corp. SA	1,297,730	637
	Inversiones La Construccion SA	48,262	569
*	Cia Sud Americana de Vapores SA	20,621,315	435
	CAP SA	119,172	425
	Forus SA	130,471	394
			8,109
China (2.9%)
	Sunny Optical Technology Group Co. Ltd.	1,023,367	3,156
^	Tech Pro Technology Development Ltd.	7,669,804	2,686

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Skyworth Digital Holdings Ltd.	2,916,497	1,898
	Intime Retail Group Co. Ltd.	1,938,037	1,743
^,*	China Shanshui Cement Group Ltd.	1,968,757	1,596
^	Tong Ren Tang Technologies Co. Ltd.	947,940	1,485
	Future Land Holdings Co. Ltd. Class A	820,462	1,265
^	Phoenix Healthcare Group Co. Ltd.	822,841	1,246
^	NetDragon Websoft Inc.	394,866	1,226
*	China High Speed Transmission Equipment Group Co. Ltd.	1,528,100	1,184
^	CT Environmental Group Ltd.	3,403,760	993
^	Greatview Aseptic Packaging Co. Ltd.	1,948,000	987
	Digital China Holdings Ltd.	1,362,671	941
^	Kingdee International Software Group Co. Ltd.	2,827,928	917
*	Coolpad Group Ltd.	4,604,089	911
	CIFI Holdings Group Co. Ltd.	3,931,000	910
	Wuxi Little Swan Co. Ltd. Class B	281,876	902
^,*	SMI Holdings Group Ltd.	9,448,000	898
*	Chinasoft International Ltd.	2,455,872	888
^,*	Tianneng Power International Ltd.	1,084,000	888
	Central China Securities Co. Ltd.	1,790,523	885
2	Fu Shou Yuan International Group Ltd.	1,246,000	874
	Xinhua Winshare Publishing and Media Co. Ltd.	927,600	863
	PAX Global Technology Ltd.	987,164	850
^	Sinopec Kantons Holdings Ltd.	1,583,962	834
	China Lesso Group Holdings Ltd.	1,471,369	809
2	Cosmo Lady China Holdings Co. Ltd.	1,027,131	797
*,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,051,500	788
*	Hybrid Kinetic Group Ltd.	24,920,000	778
^	West China Cement Ltd.	3,548,600	749
^	Baoxin Auto Group Ltd.	1,175,500	744
*	China Maple Leaf Educational Systems Ltd.	938,000	742
	XTEP International Holdings Ltd.	1,247,379	736
^,*,2	Cogobuy Group	506,000	732
	Yuexiu Transport Infrastructure Ltd.	1,076,000	722
*	BYD Electronic International Co. Ltd.	1,249,911	716
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,726,017	709
	Bank of Chongqing Co. Ltd.	893,400	706
*	Beijing Capital Land Ltd.	1,776,000	700
	Tibet Water Resources Ltd.	2,378,006	680
	SSY Group Ltd.	1,985,324	680
^	Hua Han Health Industry Holdings Ltd.	6,494,183	675
^,*	China Lumena New Materials Corp.	3,950,000	637
^	Phoenix Satellite Television Holdings Ltd.	2,731,783	631
	China ZhengTong Auto Services Holdings Ltd.	1,506,000	615
	Luthai Textile Co. Ltd. Class B	462,592	614
	China Water Affairs Group Ltd.	1,216,600	601
^	Dah Chong Hong Holdings Ltd.	1,450,988	601
^	China Modern Dairy Holdings Ltd.	3,188,000	585
	Logan Property Holdings Co. Ltd.	1,517,468	578
^,*	Carnival Group International Holdings Ltd.	4,370,000	568
	China Shineway Pharmaceutical Group Ltd.	494,000	565
*	China Datang Corp. Renewable Power Co. Ltd.	4,670,393	552
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	606,200	548
*	Kama Co. Ltd. Class B	401,200	542
^,*	Lifetech Scientific Corp.	3,174,058	538
	Shandong Airlines Co. Ltd. Class B	213,000	535
*,2	Haichang Ocean Park Holdings Ltd.	2,451,000	529
	C C Land Holdings Ltd.	1,810,000	527
*	China Oil & Gas Group Ltd.	7,548,000	523
*	Yuzhou Properties Co. Ltd.	1,818,000	497
^,*	TCL Multimedia Technology Holdings Ltd.	829,842	493
	Livzon Pharmaceutical Group Inc.	106,410	492
^	361 Degrees International Ltd.	1,373,000	491
	Lonking Holdings Ltd.	2,943,313	491
	China Power New Energy Development Co. Ltd.	6,140,000	482

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Texhong Textile Group Ltd.	492,500	482
^,*	Leyou Technologies Holdings Ltd.	3,560,000	480
	China All Access Holdings Ltd.	1,496,000	480
*	Hi Sun Technology China Ltd.	2,728,622	478
^,*,2	Hua Hong Semiconductor Ltd.	471,000	474
	Weiqiao Textile Co.	632,000	472
	Huangshan Tourism Development Co. Ltd. Class B	223,800	468
	Hangzhou Steam Turbine Co. Ltd. Class B	432,612	463
^,*	Chaowei Power Holdings Ltd.	723,000	462
	Sinotrans Shipping Ltd.	2,608,190	459
^	China Overseas Grand Oceans Group Ltd.	1,417,000	451
^	Dawnrays Pharmaceutical Holdings Ltd.	544,000	447
*	Sinosoft Technology Group Ltd.	820,000	446
	COSCO International Holdings Ltd.	826,000	444
^,*	Greenland Hong Kong Holdings Ltd.	1,244,000	439
*	Shang Gong Group Co. Ltd. Class B	404,800	436
*	Landing International Development Ltd.	15,142,135	434
	Qingling Motors Co. Ltd.	1,332,929	432
^	Dongjiang Environmental Co. Ltd.	297,000	430
	Shanghai Highly Group Co. Ltd. Class B	508,100	426
*	China Huiyuan Juice Group Ltd.	959,000	424
	Shanghai Diesel Engine Co. Ltd. Class B	482,300	424
	Ajisen China Holdings Ltd.	999,408	424
	Shanghai Jinjiang International Travel Co. Ltd. Class B	101,446	424
	Concord New Energy Group Ltd.	7,780,000	418
*	Glorious Property Holdings Ltd.	3,601,000	417
	China Fangda Group Co. Ltd. Class B	436,800	407
	V1 Group Ltd.	7,363,484	406
^	Vinda International Holdings Ltd.	220,873	405
^	Peak Sport Products Co. Ltd.	1,457,756	405
	Fantasia Holdings Group Co. Ltd.	3,052,500	404
	Fufeng Group Ltd.	1,288,108	403
	Powerlong Real Estate Holdings Ltd.	1,811,000	391
^	Yashili International Holdings Ltd.	1,618,000	390
^,*	AVIC International Holding HK Ltd.	4,976,000	383
^	China SCE Property Holdings Ltd.	1,812,000	382
	Wasion Group Holdings Ltd.	687,842	381
	Guorui Properties Ltd.	1,083,000	377
^,*	China Precious Metal Resources Holdings Co. Ltd.	11,730,936	376
*	INESA Electron Co. Ltd. Class B	438,533	374
*	Shanghai Zhongyida Co. Ltd. Class B	552,000	372
	Dongyue Group Ltd.	2,095,000	370
*	Skyway Securities Group Ltd.	13,759,452	369
*	China Chengtong Development Group Ltd.	4,162,000	358
^,*	China Electronics Corp. Holdings Co. Ltd.	1,202,000	357
^,*	China Yurun Food Group Ltd.	2,081,000	355
	China Lilang Ltd.	553,000	354
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	755,006	352
^	Shanghai Industrial Urban Development Group Ltd.	1,788,000	352
*	Zhonglu Co. Ltd. Class B	120,500	345
	First Tractor Co. Ltd.	612,954	344
*	China Soft Power Technology Holdings Ltd.	9,310,000	335
^	China Suntien Green Energy Corp. Ltd.	2,939,564	334
^,*	National Agricultural Holdings Ltd.	1,506,000	331
*	Sinolink Worldwide Holdings Ltd.	3,052,000	329
*	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	327
	Tianjin Port Development Holdings Ltd.	2,123,976	322
^,*	China Water Industry Group Ltd.	1,844,000	315
^,*	PW Medtech Group Ltd.	1,151,000	310
*	Colour Life Services Group Co. Ltd.	404,000	310
*	Shanghai Potevio Co. Ltd. Class B	165,700	307
	Poly Culture Group Corp. Ltd.	128,914	303
*	Hubei Sanonda Co. Ltd. Class B	344,400	303
	Eastern Communications Co. Ltd. Class B	396,650	303

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Xingda International Holdings Ltd.	1,427,000	299
^,*	Lianhua Supermarket Holdings Co. Ltd.	770,000	296
*,2	Ozner Water International Holding Ltd.	1,753,000	292
	Hengdeli Holdings Ltd.	2,697,765	281
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	280
	Tianjin Development Holdings Ltd.	560,000	277
	Changshouhua Food Co. Ltd.	559,000	273
^	CPMC Holdings Ltd.	606,000	272
^	Wisdom Sports Group	694,000	271
*	Enerchina Holdings Ltd.	6,537,000	268
^,*	China Fiber Optic Network System Group Ltd.	2,215,200	256
^	Hydoo International Holding Ltd.	2,132,000	255
*	Launch Tech Co. Ltd.	200,500	254
*	SRE Group Ltd.	8,228,302	253
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	252
*	Capital Environment Holdings Ltd.	6,830,000	250
	China Merchants Land Ltd.	1,636,000	248
*	O-Net Technologies Group Ltd.	756,000	248
	Minmetals Land Ltd.	2,382,000	245
	Xiamen International Port Co. Ltd.	1,177,000	243
*	China Automation Group Ltd.	1,681,670	240
*	EverChina International Holdings Co. Ltd.	7,695,000	230
^	China Singyes Solar Technologies Holdings Ltd.	619,375	228
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	388,000	224
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	236,200	224
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	349,900	224
*	Mingfa Group International Co. Ltd.	915,541	223
	Comba Telecom Systems Holdings Ltd.	1,276,661	223
^,*	China Public Procurement Ltd.	11,828,000	217
^	Boer Power Holdings Ltd.	383,000	215
^,*	China Dynamics Holdings Ltd.	4,458,752	212
	Shenguan Holdings Group Ltd.	1,986,000	204
	Dalian Refrigeration Co. Ltd. Class B	174,000	203
^	Welling Holding Ltd.	1,203,600	201
*	MIE Holdings Corp.	1,834,000	196
	Huaxin Cement Co. Ltd. Class B	277,760	191
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	191
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	135,540	189
*	Chongqing Iron & Steel Co. Ltd.	1,125,500	189
*,2	Kangda International Environmental Co. Ltd.	827,111	187
	Tiangong International Co. Ltd.	2,289,478	185
	HNA Infrastructure Company Ltd.	166,000	178
*	NVC Lighting Holding Ltd.	1,626,088	171
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	165
^	Maoye International Holdings Ltd.	1,501,459	156
*	Shougang Concord International Enterprises Co. Ltd.	4,959,116	155
^,*	North Mining Shares Co. Ltd.	13,573,200	147
*	China Rare Earth Holdings Ltd.	1,872,548	144
^,*	Loudong General Nice Resources China Holdings Ltd.	2,715,000	139
	Universal Health International Group Holding Ltd.	1,530,000	138
*	Anxin-China Holdings Ltd.	2,621,200	130
^	Hilong Holding Ltd.	1,120,000	129
^	Real Nutriceutical Group Ltd.	1,018,000	116
	Changchai Co. Ltd. Class B	179,100	113
	Hefei Meiling Co. Ltd. Class B	184,160	104
^,*	China Resources and Transportation Group Ltd.	5,981,300	103
*	Boshiwa International Holding Ltd.	469,000	102
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Daphne International Holdings Ltd.	671,996	101
	Shenzhen Chiwan Petroleum Class B	47,000	100
*	Xinjiang Xinxin Mining Industry Co. Ltd.	844,000	91
	Yuanda China Holdings Ltd.	2,880,000	90
	Fiyta Holdings Ltd. Class B	73,309	70
*	China High Precision Automation Group Ltd.	401,000	63

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	China Tian Lun Gas Holdings Ltd.	61,643	46
*	Global Bio-Chem Technology Group Co. Ltd.	1,678,000	38
*	Winsway Enterprises Holdings Ltd.	3,198,870	35
*	Real Gold Mining Ltd.	239,476	26
^,*	China Metal Recycling Holdings Ltd.	332,400	—
			94,559
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	151,101	1,424
	Avianca Holdings SA Preference Shares	560,852	411
			1,835
Czech Republic (0.0%)
	Philip Morris CR AS	697	366
	Pegas Nonwovens SA	7,006	246
			612
Denmark (1.0%)
	GN Store Nord A/S	242,691	4,776
	Sydbank A/S	112,897	3,193
*	Topdanmark A/S	116,440	3,083
^	FLSmidth & Co. A/S	74,006	2,877
	Royal Unibrew A/S	62,230	2,812
	SimCorp A/S	55,598	2,501
	NKT Holding A/S	37,962	2,164
	Dfds A/S	46,155	1,842
	Rockwool International A/S Class B	9,750	1,625
	ALK-Abello A/S	9,006	1,465
*	Bavarian Nordic A/S	31,031	1,186
^	Ambu A/S Class B	34,131	1,177
	Matas A/S	60,637	1,157
	Spar Nord Bank A/S	134,168	1,096
	Schouw & Co.	16,893	988
*	Alm Brand A/S	90,615	674
^,*	Bang & Olufsen A/S	42,015	456
	Solar A/S Class B	7,325	377
^,*	D/S Norden A/S	8,002	140
*	OW Bunker A/S	24,023	—
			33,589
Egypt (0.1%)
*	Six of October Development & Investment	426,992	516
*	Pioneers Holding for Financial Investments SAE	405,621	449
	Palm Hills Developments SAE	1,522,888	449
*	Orascom Telecom Media And Technology Holding SAE	3,869,476	322
	Heliopolis Housing	55,303	317
*	Ezz Steel	277,384	274
*	Citadel Capital SAE	1,354,182	222
	Oriental Weavers	298,624	222
*	Arab Cotton Ginning	444,362	151
*	Egyptian Resorts Co.	1,289,451	132
*	South Valley Cement	250,000	130
*	Maridive & Oil Services SAE	356,111	99
*	Amer Group Holding	1,525,662	67
	Porto Holding SAE	1,525,662	55
*	Abu Dhabi Islamic Bank	53,172	25
*	Nile Cotton Ginning	31,192	23
			3,453
Finland (1.2%)
	Huhtamaki Oyj	158,046	6,217
	Amer Sports Oyj	179,607	5,317
	Tieto Oyj	112,328	2,952
	Valmet Oyj	197,742	2,483
	Cargotec Oyj Class B	60,070	2,274
	Metsa Board Oyj	327,504	2,059
	Konecranes Oyj	88,795	2,039
	Sponda Oyj	387,477	1,687

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Citycon Oyj	605,312	1,535
	Kemira Oyj	120,536	1,462
	Caverion Corp.	195,058	1,432
	Uponor Oyj	90,702	1,399
	YIT Oyj	204,158	1,394
*	Outokumpu Oyj	313,494	1,320
^,*	Outotec Oyj	286,698	1,144
	Raisio Oyj	188,600	930
	Oriola-KD Oyj	172,810	855
	Ramirent Oyj	120,824	845
	Cramo Oyj	38,600	773
	Sanoma Oyj	150,260	736
*	Finnair Oyj	77,235	460
	F-Secure Oyj	118,532	348
^,*	Stockmann OYJ Abp Class B	32,328	224
			39,885
France (2.7%)
2	Euronext NV	108,090	4,569
2	Elior Group	208,584	4,484
	Rubis SCA	54,694	4,273
*	UBISOFT Entertainment	142,072	4,124
	Technicolor SA	525,109	3,602
	Nexity SA	61,383	3,290
	Plastic Omnium SA	89,028	2,950
	Altran Technologies SA	190,701	2,830
^	Vallourec SA	465,977	2,427
*	Nexans SA	50,758	2,361
	Elis SA	124,841	2,293
	Alten SA	36,665	2,264
	Sopra Steria Group	19,279	2,243
*	DBV Technologies SA	32,206	2,199
	Metropole Television SA	105,641	2,004
	Havas SA	238,492	2,000
^	Societe Television Francaise 1	158,947	1,914
*	Air France-KLM	213,641	1,914
	Korian SA	60,687	1,913
	Vicat SA	24,777	1,725
*	SPIE SA	87,226	1,714
	IPSOS	56,883	1,696
*,2	Worldline SA	59,968	1,681
	Mercialys SA	68,697	1,530
	Saft Groupe SA	43,656	1,356
	Virbac SA	7,249	1,322
	Neopost SA	53,757	1,317
*,2	Europcar Groupe SA	107,967	1,252
^,*	Genfit	33,117	1,129
	Faiveley Transport SA	10,203	1,111
*	GameLoft SE	128,182	1,086
^,*	CGG SA	1,133,794	1,065
	Gaztransport Et Technigaz SA	28,205	1,047
*	Etablissements Maurel et Prom	246,200	992
	Coface SA	121,906	985
	Tarkett SA	26,616	868
	Trigano SA	14,374	843
*	Groupe Fnac SA	14,568	841
^	Rallye SA	39,721	763
	LISI	26,445	757
^	Bourbon SA	48,397	714
	Beneteau SA	55,885	649
	FFP	8,155	630
	Fonciere de Paris SIIC	3,700	614
	Vilmorin & Cie SA	8,414	602
^,*	Parrot SA	29,850	601
	Boiron SA	7,420	595

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bonduelle SCA	20,101	593
^,*	Eramet	14,613	582
*	Euro Disney SCA	316,520	461
	Derichebourg SA	142,793	455
	Guerbet	6,643	436
	Assystem	13,611	353
	Jacquet Metal Service	18,428	274
	Mersen	16,517	264
	Haulotte Group SA	16,624	259
	GL Events	11,575	222
*	Esso SA Francaise	4,789	217
	Albioma SA	11,750	192
^	Solocal Group	28,223	169
	Manitou BF SA	9,233	160
	Albioma SA Loyalty Line	8,890	145
*	Stallergenes Greer plc	4,717	144
	Union Financiere de France BQE SA	3,200	96
			88,161
Germany (3.7%)
	Freenet AG	165,903	5,079
	Rheinmetall AG	64,129	5,024
	STADA Arzneimittel AG	94,858	4,033
^	KUKA AG	39,614	3,913
*	Dialog Semiconductor plc	109,821	3,830
	Aurubis AG	69,454	3,775
	Gerresheimer AG	47,835	3,568
	Deutsche EuroShop AG	69,508	3,243
	Aareal Bank AG	88,320	3,144
	Software AG	79,399	3,040
	DMG Mori AG	58,780	2,818
*	Nordex SE	98,218	2,764
^	Drillisch AG	64,790	2,679
	Krones AG	22,605	2,582
	Norma Group SE	48,624	2,511
	Jungheinrich AG Preference Shares	26,236	2,475
^	TAG Immobilien AG	183,909	2,445
	alstria office REIT-AG	164,175	2,305
	Wincor Nixdorf AG	41,411	2,266
*	GRENKELEASING AG	11,385	2,247
	Bilfinger SE	50,059	2,185
	Salzgitter AG	63,416	2,150
	RHOEN-KLINIKUM AG	64,891	2,019
*	MorphoSys AG	37,586	1,886
	Bechtle AG	17,834	1,865
	CTS Eventim AG & Co. KGaA	51,616	1,811
	Kloeckner & Co. SE	154,616	1,805
	TLG Immobilien AG	84,699	1,794
	Leoni AG	49,091	1,774
	Duerr AG	21,659	1,738
	Pfeiffer Vacuum Technology AG	15,908	1,713
^	Stroeer SE & Co. KGaA	33,810	1,668
*,2	Deutsche Pfandbriefbank AG	148,489	1,567
	Indus Holding AG	29,852	1,523
	Nemetschek SE	25,852	1,447
	CompuGroup Medical SE	34,593	1,359
*	PATRIZIA Immobilien AG	58,110	1,348
*	zooplus AG	9,308	1,308
	Sixt SE	21,673	1,257
	KWS Saat SE	3,592	1,247
*,2	ADO Properties SA	35,384	1,165
	Jenoptik AG	72,530	1,135
	ElringKlinger AG	43,646	1,071
	Takkt AG	50,867	1,063
^,*	SGL Carbon SE	89,966	1,054

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sixt SE Preference Shares	23,906	1,047
*	Vossloh AG	15,002	1,040
^	BayWa AG	28,012	979
	Bertrandt AG	7,748	897
	BRAAS Monier Building Group SA	32,162	894
	Puma SE	3,919	894
^,*	SMA Solar Technology AG	15,852	844
	XING AG	4,305	817
	Carl Zeiss Meditec AG	24,763	809
	Draegerwerk AG & Co. KGaA Preference Shares	11,679	776
^,*	Heidelberger Druckmaschinen AG	333,517	754
	Deutz AG	147,179	752
^,*	AIXTRON SE	142,452	710
^	Gerry Weber International AG	40,331	583
	Wacker Neuson SE	32,939	558
	Biotest AG Preference Shares	29,109	529
	Hamburger Hafen und Logistik AG	29,543	464
	DIC Asset AG	49,387	455
	comdirect bank AG	39,593	451
	Deutsche Beteiligungs AG	13,381	396
*	Hornbach Baumarkt AG	11,019	342
	Draegerwerk AG & Co. KGaA	4,664	284
*	H&R AG	22,324	264
	Bauer AG	15,649	256
	Biotest AG	7,464	143
*	CropEnergies AG	10,226	50
			118,681
Greece (0.1%)
	Hellenic Exchanges SA	99,637	567
	Mytilineos Holdings SA	139,859	562
	Public Power Corp. SA	161,130	535
	Grivalia Properties REIC AE	51,080	439
	Athens Water Supply & Sewage Co. SA	65,813	347
*	Ellaktor SA	214,567	313
	Metka SA	37,574	288
	Aegean Airlines SA	26,503	243
*	GEK Terna Holding Real Estate Construction SA	64,417	126
*	Fourlis Holdings SA	28,559	103
*	TT Hellenic Postbank SA	44,448	9
	Terna Energy SA	1,500	5
			3,537
Hong Kong (2.0%)
	Fortune REIT (Hong Kong Shares)	2,015,000	2,230
	Minth Group Ltd.	844,219	2,208
	Stella International Holdings Ltd.	624,591	1,576
*	China Goldjoy Group Ltd.	14,192,000	1,512
^	NagaCorp Ltd.	2,112,228	1,508
^	Value Partners Group Ltd.	1,572,498	1,501
	HKBN Ltd.	1,076,449	1,324
	Man Wah Holdings Ltd.	1,119,600	1,306
^,*	KuangChi Science Ltd.	2,488,000	1,190
	Town Health International Medical Group Ltd.	6,300,818	1,183
	Nexteer Automotive Group Ltd.	1,117,192	1,176
	Luk Fook Holdings International Ltd.	513,000	1,168
	SITC International Holdings Co. Ltd.	2,072,076	1,120
*	SEA Holdings Ltd.	329,098	1,059
*	Freeman Financial Corp. Ltd.	18,134,488	989
	SmarTone Telecommunications Holdings Ltd.	597,730	988
	Pacific Textiles Holdings Ltd.	758,000	976
^,*	FDG Electric Vehicles Ltd.	16,043,885	968
*	Tongda Group Holdings Ltd.	4,630,000	951
	Yuexiu REIT	1,709,600	947
^,*	China LNG Group Ltd.	26,580,000	941
	Giordano International Ltd.	2,051,735	927

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	G-Resources Group Ltd.	38,799,190	891
	CITIC Telecom International Holdings Ltd.	2,087,004	866
	CP Pokphand Co. Ltd.	8,112,000	865
*	Pou Sheng International Holdings Ltd.	3,213,000	858
	K Wah International Holdings Ltd.	1,718,000	830
^,*	Goodbaby International Holdings Ltd.	1,422,000	796
	Truly International Holdings Ltd.	2,023,000	790
	Sunlight REIT	1,458,000	768
^,*	Superb Summit International Group Ltd.	3,957,346	745
*	Convoy Financial Holdings Ltd.	17,622,000	713
*	CST Mining Group Ltd.	43,864,000	710
	China Strategic Holdings Ltd.	22,640,000	679
^,*	China Harmony New Energy Auto Holding Ltd.	1,069,000	662
	Ju Teng International Holdings Ltd.	1,443,002	648
^,*	HC International Inc.	974,000	646
^,*	TOM Group Ltd.	2,575,016	638
	Yingde Gases Group Co. Ltd.	1,703,000	634
	Chow Sang Sang Holdings International Ltd.	390,565	633
^	IGG Inc.	1,455,000	631
	Prosperity REIT	1,566,000	609
^,*	China Financial International Investments Ltd.	6,727,000	571
^	Sun Hung Kai & Co. Ltd.	971,000	568
*	Beijing Enterprises Medical & Health Group Ltd.	7,176,000	553
	Dynam Japan Holdings Co. Ltd.	385,480	539
^,*	MMG Ltd.	2,274,127	512
*	Sino Oil And Gas Holdings Ltd.	21,625,000	506
	Chong Hing Bank Ltd.	235,000	502
^	TCL Communication Technology Holdings Ltd.	755,882	490
^,*	Pacific Basin Shipping Ltd.	2,897,766	488
*	Mason Financial Holdings Ltd.	11,759,077	484
^,*	United Photovoltaics Group Ltd.	5,602,645	482
^	NewOcean Energy Holdings Ltd.	1,384,000	471
*	Canvest Environmental Protection Group Co. Ltd.	1,010,000	470
*	Louis XIII Holdings Ltd.	1,203,040	465
*	GCL New Energy Holdings Ltd.	9,349,541	462
	Far East Consortium International Ltd.	1,379,858	460
	APT Satellite Holdings Ltd.	558,500	443
*,2	Nirvana Asia Ltd.	1,447,000	408
	Lai Sun Development Co. Ltd.	26,632,500	397
	Spring REIT	906,762	395
^	China LotSynergy Holdings Ltd.	9,595,322	394
	Emperor Capital Group Ltd.	4,397,860	389
*	China Medical & HealthCare Group Ltd.	6,682,946	386
^	Gemdale Properties & Investment Corp. Ltd.	7,434,000	382
*	Microport Scientific Corp.	723,000	376
^	TCC International Holdings Ltd.	1,804,500	362
*	Mei Ah Entertainment Group Ltd.	4,680,000	355
^,*	China Ocean Industry Group Ltd.	13,370,000	351
^	New Sports Group Ltd.	13,910,000	338
^	China Beidahuang Industry Group Holdings Ltd. Class A	5,912,000	334
^	Springland International Holdings Ltd.	1,834,000	332
*	China Healthcare Enterprise Group Ltd.	3,625,304	331
^	China Aerospace International Holdings Ltd.	2,520,000	327
	Road King Infrastructure Ltd.	394,346	326
^,*	Technovator International Ltd.	626,000	318
	AMVIG Holdings Ltd.	764,000	315
	Varitronix International Ltd.	386,000	308
*	Kong Sun Holdings Ltd.	6,075,000	305
	Fortune REIT (Singapore Shares)	276,589	304
^	China Silver Group Ltd.	1,334,000	297
^,*	Suncorp Technologies Ltd.	16,990,000	275
^	Lee's Pharmaceutical Holdings Ltd.	329,000	266
*	United Laboratories International Holdings Ltd.	602,500	250
	EVA Precision Industrial Holdings Ltd.	1,726,000	246

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Summit Ascent Holdings Ltd.	1,128,000	242
*,2	CGN New Energy Holdings Co. Ltd.	1,580,000	238
*	Peace Map Holding Ltd.	8,359,788	237
*	Sincere Watch Hong Kong Ltd.	3,480,000	237
^,*	Midland Holdings Ltd.	722,000	230
	IT Ltd.	928,000	229
	Shenwan Hongyuan HK Ltd.	470,000	227
*	PetroAsian Energy Holdings Ltd.	9,188,000	220
	Parkson Retail Group Ltd.	1,969,500	215
^,*	Xinchen China Power Holdings Ltd.	1,333,100	209
	China Huarong Energy Co. Ltd.	2,128,900	205
	Singamas Container Holdings Ltd.	1,917,960	205
	Liu Chong Hing Investment Ltd.	178,000	201
	Trinity Ltd.	1,746,000	182
*	Silver Base Group Holdings Ltd.	1,234,475	166
*	Yanchang Petroleum International Ltd.	7,630,000	159
^,*	Haier Healthwise Holdings Ltd.	3,914,000	153
^,*	Anton Oilfield Services Group	1,487,298	149
^,*	SOCAM Development Ltd.	290,725	144
	TPV Technology Ltd.	876,000	142
*	Auto Italia Holdings	5,398,702	132
^,*	Honghua Group Ltd.	2,713,000	130
*	Neo-Neon Holdings Ltd.	946,880	129
	Polytec Asset Holdings Ltd.	1,440,000	124
	Inspur International Ltd.	736,000	120
	New World Department Store China Ltd.	846,966	120
	Henderson Investment Ltd.	1,405,000	118
^,*	New Focus Auto Tech Holdings Ltd.	2,223,482	113
^,*	Winshine Science Co. Ltd.	2,724,000	105
	Emperor Watch & Jewellery Ltd.	4,230,000	97
	Yip's Chemical Holdings Ltd.	272,000	95
*	Hong Kong Television Network Ltd.	405,000	87
^,*	Hang Fat Ginseng Holdings Co. Ltd.	7,310,000	81
*	GT Group Holdings Ltd.	1,123,902	81
^,*	SPT Energy Group Inc.	1,023,000	77
*	Sunshine Oilsands Ltd.	1,555,000	64
	HKR International Ltd.	135,272	55
	Regal Hotels International Holdings Ltd.	109,424	53
*	China Household Holdings Ltd.	2,920,000	40
*	Skyway Securities Group Ltd Warrants Exp. 02/11/2017	1,939,890	27
			65,731
India (2.4%)
	Apollo Hospitals Enterprise Ltd.	125,668	2,483
	Mindtree Ltd.	218,696	2,233
	Havells India Ltd.	412,536	2,061
	Page Industries Ltd.	7,749	1,468
*	SKS Microfinance Ltd.	146,311	1,329
	Petronet LNG Ltd.	284,941	1,129
	Vakrangee Ltd.	377,998	1,126
	Strides Shasun Ltd.	65,928	1,072
	Max Financial Services Ltd.	190,409	1,046
	Info Edge India Ltd.	92,072	1,042
	CRISIL Ltd.	35,066	1,031
	Just Dial Ltd.	76,150	968
	Berger Paints India Ltd.	247,792	961
*	Indian Hotels Co. Ltd.	589,021	933
*	Welspun India Ltd.	600,220	903
	Amara Raja Batteries Ltd.	61,432	884
	Jubilant Foodworks Ltd.	50,623	881
	Federal Bank Ltd.	1,272,974	879
	TVS Motor Co. Ltd.	180,609	869
	Kajaria Ceramics Ltd.	52,767	834
	AIA Engineering Ltd.	55,655	831
*	Gujarat Pipavav Port Ltd.	323,044	829

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Arvind Ltd.	197,983	826
	Apollo Tyres Ltd.	341,627	822
	CESC Ltd.	100,650	815
	Sundaram Finance Ltd.	41,605	802
	Bayer CropScience Ltd.	13,180	793
	Dewan Housing Finance Corp. Ltd.	265,460	791
*	Suzlon Energy Ltd.	3,494,313	785
*	Blue Dart Express Ltd.	9,178	785
	Ajanta Pharma Ltd.	34,205	780
	NCC Ltd.	664,683	779
	MRF Ltd.	1,479	752
	PI Industries Ltd.	77,434	749
	Cyient Ltd.	104,688	724
	Gillette India Ltd.	11,134	702
	L&T Finance Holdings Ltd.	646,187	697
	Voltas Ltd.	155,859	688
	Biocon Ltd.	75,745	668
	Jubilant Life Sciences Ltd.	109,793	659
	Persistent Systems Ltd.	58,717	656
	eClerx Services Ltd.	32,406	645
	Hexaware Technologies Ltd.	175,454	635
	Balkrishna Industries Ltd.	63,190	633
	IRB Infrastructure Developers Ltd.	196,524	631
	WABCO India Ltd.	7,184	628
	Alembic Pharmaceuticals Ltd.	68,511	621
*	Natco Pharma Ltd.	84,041	619
	Tata Global Beverages Ltd.	338,092	611
	Oberoi Realty Ltd.	144,804	610
*	Kansai Nerolac Paints Ltd.	138,230	594
	KPIT Technologies Ltd.	243,466	586
*	Sun Pharma Advanced Research Co. Ltd.	128,583	580
*	Whirlpool of India Ltd.	50,990	574
	Sintex Industries Ltd.	455,878	569
	Ramco Cements Ltd.	83,231	564
*	Dish TV India Ltd.	412,232	561
	Thermax Ltd.	45,350	527
	Supreme Industries Ltd.	43,489	524
	GRUH Finance Ltd.	132,631	514
*	Abbott India Ltd.	7,361	512
	Indraprastha Gas Ltd.	59,265	511
	Redington India Ltd.	312,258	510
	Alstom T&D India Ltd.	88,446	506
	Credit Analysis & Research Ltd.	32,729	499
	Sanofi India Ltd.	7,514	498
	KRBL Ltd.	145,961	498
*	Housing Development & Infrastructure Ltd.	383,534	496
	Repco Home Finance Ltd.	51,109	492
	Muthoot Finance Ltd.	159,867	488
	National Aluminium Co. Ltd.	702,977	488
	Karur Vysya Bank Ltd.	66,045	478
	Sadbhav Engineering Ltd.	118,656	472
	Prestige Estates Projects Ltd.	184,365	468
*	Balrampur Chini Mills Ltd.	290,118	467
	Symphony Ltd.	12,859	463
	Ceat Ltd.	27,882	461
2	Syngene International Ltd.	73,526	430
	Tube Investments of India Ltd.	68,840	425
*	Fortis Healthcare Ltd.	160,355	423
	Bajaj Corp. Ltd.	72,242	421
	Pfizer Ltd.	15,848	415
	Gateway Distriparks Ltd.	97,891	410
	Gujarat State Petronet Ltd.	193,931	401
	Gujarat Gas Ltd.	49,242	396
	IFCI Ltd.	1,013,175	389

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ipca Laboratories Ltd.	49,825	373
	Coromandel International Ltd.	109,756	371
	Cox & Kings Ltd.	131,140	369
*	TV18 Broadcast Ltd.	630,246	368
*	Mahindra CIE Automotive Ltd.	118,855	354
	Central Bank of India	285,025	352
	South Indian Bank Ltd.	1,239,127	340
	VA Tech Wabag Ltd.	39,337	340
	Welspun Corp. Ltd.	203,488	339
	Gujarat Fluorochemicals Ltd.	39,837	333
*	Indiabulls Real Estate Ltd.	326,133	331
*	Jet Airways India Ltd.	35,377	328
*	Bajaj Hindusthan Sugar Ltd.	1,088,061	325
	Engineers India Ltd.	119,100	321
	Jain Irrigation Systems Ltd.	348,143	320
	Century Textiles & Industries Ltd.	32,612	313
	Jammu & Kashmir Bank Ltd.	294,638	305
	Edelweiss Financial Services Ltd.	333,638	291
*	Indian Overseas Bank	592,984	280
	Alstom India Ltd.	28,303	270
	Multi Commodity Exchange of India Ltd.	20,280	268
	Srei Infrastructure Finance Ltd.	296,003	264
	Kaveri Seed Co. Ltd.	43,858	261
	PTC India Ltd.	266,177	260
*	Unitech Ltd.	3,553,095	254
	Karnataka Bank Ltd.	149,626	252
	Future Retail Ltd.	110,904	241
	Sobha Ltd.	54,471	241
*	India Cements Ltd.	176,674	237
	Syndicate Bank	224,377	235
	Videocon Industries Ltd.	140,166	226
	McLeod Russel India Ltd.	76,709	219
*	Marksans Pharma Ltd.	307,220	212
*	Shipping Corp. of India Ltd.	199,415	210
*	DEN Networks Ltd.	148,069	194
	Andhra Bank	227,254	189
*	Hindustan Construction Co. Ltd.	584,926	184
*	Jaiprakash Associates Ltd.	1,579,998	178
	Jindal Saw Ltd.	272,321	175
	Indian Bank	114,039	167
	Gujarat Mineral Development Corp. Ltd.	159,344	166
	Rolta India Ltd.	141,036	164
	Polaris Consulting & Services Ltd.	55,157	161
*	Max Ventures & Industries Ltd.	39,217	155
	Allahabad Bank	156,752	137
*	Reliance Defence and Engineering Ltd.	135,730	133
	Raymond Ltd.	20,579	131
	Chambal Fertilizers and Chemicals Ltd.	133,715	123
	UCO Bank	201,120	120
*	Amtek Auto Ltd.	197,339	118
	Vijaya Bank	216,248	103
	Radico Khaitan Ltd.	72,936	97
	Gujarat State Fertilizers & Chemicals Ltd.	82,282	92
*	Shree Renuka Sugars Ltd.	360,673	73
*	Punj Lloyd Ltd.	166,563	59
*	RattanIndia Power Ltd.	298,939	44
*	Nagarjuna Fertilizers & Chemicals Ltd.	233,445	40
*	Arvind Infrastructure Ltd.	19,635	26
*	Chennai Super Kings Cricket Ltd.	176,674	—
			76,340
Indonesia (0.7%)
	Lippo Karawaci Tbk PT	30,666,818	2,356
	Summarecon Agung Tbk PT	17,147,768	2,023
	Bumi Serpong Damai Tbk PT	11,920,749	1,664

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ciputra Development Tbk PT	17,262,258	1,624
	Pakuwon Jati Tbk PT	35,409,634	1,403
	AKR Corporindo Tbk PT	2,832,300	1,391
	Waskita Karya Persero Tbk PT	6,021,879	1,067
	Ace Hardware Indonesia Tbk PT	11,665,700	816
	Bank Tabungan Negara Persero Tbk PT	5,352,170	712
*	Aneka Tambang Persero Tbk PT	12,140,519	698
*	Wijaya Karya Persero Tbk PT	3,197,500	640
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,248,995	608
	Matahari Putra Prima Tbk PT	4,672,400	521
	Alam Sutera Realty Tbk PT	17,017,691	509
	Link Net Tbk PT	1,449,300	462
	Indo Tambangraya Megah Tbk PT	605,800	358
*	Mitra Adiperkasa Tbk PT	1,081,300	344
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,805,700	342
	Intiland Development Tbk PT	8,100,400	313
	Wijaya Karya Beton Tbk PT	4,285,995	313
*	Eagle High Plantations Tbk PT	14,471,000	310
*	Krakatau Steel Persero Tbk PT	5,918,100	282
*	Lippo Cikarang Tbk PT	491,200	272
*	Panin Financial Tbk PT	19,481,000	267
	Surya Semesta Internusa Tbk PT	4,971,800	259
*	Medco Energi Internasional Tbk PT	1,752,671	222
	BISI International Tbk PT	1,734,420	218
*	Sigmagold Inti Perkasa Tbk PT	6,751,200	214
*	Energi Mega Persada Tbk PT	54,645,500	207
	Siloam International Hospitals Tbk PT	318,800	204
*	Agung Podomoro Land Tbk PT	10,183,000	196
	Timah Persero Tbk PT	3,195,120	187
	Ramayana Lestari Sentosa Tbk PT	3,183,500	169
	Holcim Indonesia Tbk PT	2,049,577	161
	Salim Ivomas Pratama Tbk PT	4,001,200	147
	Bekasi Fajar Industrial Estate Tbk PT	5,517,800	118
*	Bumi Resources Tbk PT	25,095,500	95
	Sampoerna Agro PT	545,500	82
	Gajah Tunggal Tbk PT	1,340,000	81
*	Trada Maritime Tbk PT	5,369,760	20
			21,875
Ireland (0.5%)
	Kingspan Group plc	270,078	7,118
	C&C Group plc (Dublin Shares)	532,451	2,398
	Green REIT plc	1,019,958	1,682
	Hibernia REIT plc	1,043,529	1,542
	Origin Enterprises plc	189,044	1,330
	Irish Continental Group plc	203,879	1,204
*	Permanent TSB Group Holdings plc	164,983	517
	C&C Group plc (London Shares)	11,196	51
			15,842
Israel (0.3%)
*	Compugen Ltd.	111,277	764
	Ituran Location and Control Ltd.	35,047	746
	Reit 1 Ltd.	230,287	672
*	Partner Communications Co. Ltd.	126,709	656
*	Nova Measuring Instruments Ltd.	51,548	567
*	Cellcom Israel Ltd. (Registered)	72,584	541
*	Jerusalem Oil Exploration	12,817	538
*	Mazor Robotics Ltd.	87,530	536
	B Communications Ltd.	16,482	451
	IDI Insurance Co. Ltd.	7,973	416
	Delta-Galil Industries Ltd.	13,085	361
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,163	335
*	Allot Communications Ltd.	62,042	323
*	Evogene Ltd.	42,085	310
	Electra Ltd.	2,231	294

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Menora Mivtachim Holdings Ltd.	30,185	263
	Shufersal Ltd.	77,475	263
*	Gilat Satellite Networks Ltd.	58,821	258
*	Phoenix Holdings Ltd.	91,613	238
*	Kenon Holdings Ltd.	23,335	207
	Africa Israel Properties Ltd.	14,311	205
	Norstar Holdings Inc.	11,222	187
*	Naphtha Israel Petroleum Corp. Ltd.	30,682	157
*	AudioCodes Ltd.	35,741	152
*	Silicom Ltd.	5,456	151
	Property & Building Corp. Ltd.	1,263	96
*	Kamada Ltd.	24,100	94
*	Ceragon Networks Ltd.	69,161	80
*	Africa Israel Investments Ltd.	109,168	46
*	Jerusalem Economy Ltd.	21,043	37
			9,944
Italy (2.9%)
	Banca Popolare di Milano SCARL	6,791,424	5,169
	Banca Popolare dell'Emilia Romagna SC	740,054	4,339
	Azimut Holding SPA	159,066	4,015
	Italcementi SPA	298,594	3,543
	A2A SPA	2,363,385	3,378
	Moncler SPA	204,468	3,323
	Unipol Gruppo Finanziario SPA	755,427	3,243
	Hera SPA	1,024,314	3,085
*	Yoox Net-A-Porter Group SPA	93,170	2,734
	Banca Popolare di Sondrio SCARL	711,988	2,663
	Banca Generali SPA	89,135	2,652
	Brembo SPA	47,228	2,541
	Cerved Information Solutions SPA	285,666	2,303
2	Anima Holding SPA	321,270	2,282
	Buzzi Unicem SPA	109,721	2,084
	DiaSorin SPA	35,560	2,079
	De' Longhi SPA	86,463	1,996
	Interpump Group SPA	127,436	1,839
*,2	Infrastrutture Wireless Italiane SPA	348,697	1,790
*	Autogrill SPA	198,656	1,686
	Ansaldo STS SPA	137,795	1,673
	Societa Cattolica di Assicurazioni SCARL	215,701	1,502
	Ei Towers SPA	25,158	1,477
^	Tod's SPA	20,822	1,442
*	Credito Valtellinese SC	1,710,638	1,339
	Danieli & C Officine Meccaniche SPA RSP	80,112	1,303
	Iren SPA	693,539	1,284
	Salini Impregilo SPA	290,306	1,273
	Industria Macchine Automatiche SPA	21,508	1,255
	Beni Stabili SpA SIIQ	1,690,502	1,255
	Societa Iniziative Autostradali e Servizi SPA	119,797	1,253
	Amplifon SPA	131,560	1,212
	ERG SPA	90,289	1,177
	ACEA SPA	72,622	1,068
*,2	OVS SPA	147,447	965
	MARR SPA	46,439	946
	Reply SPA	6,479	923
	Credito Emiliano SPA	126,450	915
^,*	Saras SPA	523,570	915
*	CIR-Compagnie Industriali Riunite SPA	692,707	864
	Italmobiliare SPA RSP	26,335	850
	Brunello Cucinelli SPA	43,240	849
^	Banca Carige SPA	1,021,382	838
	Banca IFIS SPA	28,916	829
2	RAI Way SPA	139,897	705
^	Piaggio & C SPA	311,570	693
	Buzzi Unicem SPA	58,178	660

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	ASTM SPA	49,712	654
*	Safilo Group SPA	53,807	475
	Datalogic SPA	24,478	446
	Italmobiliare SPA	9,523	415
^,*	Rizzoli Corriere Della Sera Mediagroup SPA	617,175	398
	Immobiliare Grande Distribuzione SIIQ SPA	435,753	397
	Cementir Holding SPA	71,516	378
*	Geox SPA	115,926	375
	Danieli & C Officine Meccaniche SPA	15,592	342
	Esprinet SPA	37,887	331
	Astaldi SPA	65,899	324
	Falck Renewables SPA	274,270	305
*	Fincantieri SPA	689,732	285
	Zignago Vetro SPA	34,901	231
*	Cofide SPA	431,222	210
*	Gruppo Editoriale L'Espresso SPA	183,674	197
	DeA Capital SPA	122,976	184
*	Arnoldo Mondadori Editore SPA	143,206	164
	Trevi Finanziaria Industriale SPA	86,441	140
^,*	Juventus Football Club SPA	290,159	85
			92,545
Japan (15.0%)
	Daifuku Co. Ltd.	159,751	2,857
	Miura Co. Ltd.	143,755	2,692
	Ulvac Inc.	82,330	2,524
	ADEKA Corp.	171,755	2,409
	Horiba Ltd.	62,289	2,351
	Leopalace21 Corp.	385,200	2,311
	Relo Holdings Inc.	17,800	2,276
	Pilot Corp.	55,912	2,216
	Ain Holdings Inc.	42,608	2,070
	Penta-Ocean Construction Co. Ltd.	451,300	2,032
	Amano Corp.	123,016	2,012
	Zensho Holdings Co. Ltd.	156,861	1,994
*	Itoham Yonekyu Holdings Inc.	256,619	1,951
	Sankyu Inc.	414,949	1,929
	Toagosei Co. Ltd.	213,292	1,924
	Aica Kogyo Co. Ltd.	86,124	1,922
	Nippon Suisan Kaisha Ltd.	346,762	1,917
	United Arrows Ltd.	47,167	1,895
	Arcs Co. Ltd.	80,700	1,895
	Morinaga Milk Industry Co. Ltd.	360,678	1,891
	Megmilk Snow Brand Co. Ltd.	81,526	1,889
^	SHO-BOND Holdings Co. Ltd.	43,200	1,869
	Sangetsu Co. Ltd.	104,220	1,868
	Central Glass Co. Ltd.	334,063	1,862
	Ariake Japan Co. Ltd.	33,547	1,859
	Toho Holdings Co. Ltd.	80,331	1,858
	Iwatani Corp.	313,710	1,843
	NOF Corp.	232,202	1,828
	Mitsubishi Pencil Co. Ltd.	38,000	1,810
	Nikkon Holdings Co. Ltd.	95,990	1,783
	Okumura Corp.	338,213	1,772
	Nichi-iko Pharmaceutical Co. Ltd.	74,085	1,762
	Tsubakimoto Chain Co.	269,425	1,757
	Tokyo Ohka Kogyo Co. Ltd.	62,613	1,751
	Kenedix Inc.	407,500	1,742
	Nishimatsu Construction Co. Ltd.	396,785	1,733
	Oki Electric Industry Co. Ltd.	1,226,111	1,716
	Ogaki Kyoritsu Bank Ltd.	554,575	1,706
	Kokuyo Co. Ltd.	129,625	1,698
	Maeda Corp.	218,306	1,668
	Kyowa Exeo Corp.	147,190	1,664
	Fuyo General Lease Co. Ltd.	39,147	1,644

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Valor Holdings Co. Ltd.	67,600	1,629
	Yaoko Co. Ltd.	36,400	1,610
	Ai Holdings Corp.	56,200	1,606
	Nippon Light Metal Holdings Co. Ltd.	896,523	1,582
	Meitec Corp.	45,546	1,580
	Kyudenko Corp.	61,785	1,569
	Meidensha Corp.	370,449	1,547
	Fujitsu General Ltd.	89,360	1,545
^	Colowide Co. Ltd.	93,500	1,523
	Totetsu Kogyo Co. Ltd.	52,100	1,518
	Ship Healthcare Holdings Inc.	61,100	1,508
	Nihon Parkerizing Co. Ltd.	167,460	1,477
	Nippon Gas Co. Ltd.	63,430	1,477
	Saibu Gas Co. Ltd.	596,734	1,474
	Fuji Machine Manufacturing Co. Ltd.	143,465	1,473
	Fuji Oil	78,998	1,470
	Kiyo Bank Ltd.	121,796	1,462
	GMO Payment Gateway Inc.	22,800	1,457
	Ryosan Co. Ltd.	60,757	1,456
	Hanwa Co. Ltd.	321,415	1,436
	Daiseki Co. Ltd.	77,187	1,431
	Takasago Thermal Engineering Co. Ltd.	114,261	1,423
	Tokyo Seimitsu Co. Ltd.	68,534	1,421
	Morinaga & Co. Ltd.	295,518	1,415
	Fuji Kyuko Co. Ltd.	105,600	1,412
	Kumagai Gumi Co. Ltd.	518,600	1,403
	Inaba Denki Sangyo Co. Ltd.	44,628	1,401
	Hazama Ando Corp.	284,979	1,390
	Nippon Seiki Co. Ltd.	71,935	1,388
	Adastria Co. Ltd.	41,800	1,385
	TechnoPro Holdings Inc.	49,500	1,375
	Mandom Corp.	29,997	1,358
	Nichias Corp.	206,200	1,336
	Cocokara fine Inc.	29,889	1,331
	Duskin Co. Ltd.	73,160	1,331
	Sakata Seed Corp.	52,056	1,315
	Onward Holdings Co. Ltd.	190,000	1,311
	Toho Bank Ltd.	391,664	1,301
	MOS Food Services Inc.	48,750	1,300
^	Yoshinoya Holdings Co. Ltd.	101,500	1,290
	NSD Co. Ltd.	82,234	1,290
	Accordia Golf Co. Ltd.	135,805	1,289
	San-A Co. Ltd.	27,944	1,286
	Kadokawa Dwango Corp.	90,051	1,277
	Nippon Soda Co. Ltd.	240,662	1,258
	Tokyo Dome Corp.	295,105	1,257
	Chiyoda Co. Ltd.	48,500	1,252
	Okamura Corp.	135,265	1,251
	Hokuetsu Kishu Paper Co. Ltd.	197,721	1,250
	Takara Standard Co. Ltd.	141,648	1,250
	Transcosmos Inc.	47,096	1,243
	Topre Corp.	62,700	1,234
	Fujitec Co. Ltd.	124,690	1,233
	Hokkoku Bank Ltd.	433,000	1,224
	GMO Internet Inc.	103,761	1,218
	Noritz Corp.	72,795	1,217
^,*	euglena Co. Ltd.	86,600	1,217
*	Pioneer Corp.	452,413	1,212
	Toyo Ink SC Holdings Co. Ltd.	302,626	1,206
	Bank of Iwate Ltd.	31,924	1,205
	Kusuri No Aoki Co. Ltd.	22,800	1,202
	Nippon Flour Mills Co. Ltd.	155,459	1,200
	Kanamoto Co. Ltd.	46,200	1,188
	Showa Sangyo Co. Ltd.	266,000	1,186

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Kyoritsu Maintenance Co. Ltd.	15,580	1,185
	Hitachi Zosen Corp.	233,310	1,184
	Anritsu Corp.	198,400	1,180
	Fuji Seal International Inc.	34,640	1,178
	DCM Holdings Co. Ltd.	155,188	1,173
	Aomori Bank Ltd.	382,530	1,172
^	Bank of Nagoya Ltd.	353,121	1,171
	Kanematsu Corp.	766,000	1,154
^	EDION Corp.	142,333	1,152
	TSI Holdings Co. Ltd.	180,100	1,149
	Taikisha Ltd.	50,088	1,144
	Bank of Okinawa Ltd.	34,604	1,142
	Asatsu-DK Inc.	45,700	1,135
^	Kisoji Co. Ltd.	52,800	1,123
	Yamagata Bank Ltd.	307,426	1,118
	Makino Milling Machine Co. Ltd.	185,901	1,117
	IBJ Leasing Co. Ltd.	64,401	1,109
	Tokyu Construction Co. Ltd.	134,900	1,106
	Sumitomo Bakelite Co. Ltd.	266,000	1,098
*	Nippon Sheet Glass Co. Ltd.	1,405,000	1,097
	PALTAC Corp.	61,700	1,095
	HI-LEX Corp.	42,424	1,094
	Hogy Medical Co. Ltd.	19,540	1,088
	Nihon Unisys Ltd.	88,834	1,088
	Daibiru Corp.	124,243	1,084
	Keihin Corp.	74,559	1,083
	Koei Tecmo Holdings Co. Ltd.	69,120	1,076
	Kameda Seika Co. Ltd.	26,700	1,075
	TPR Co. Ltd.	42,655	1,075
	Seikagaku Corp.	70,164	1,072
	Financial Products Group Co. Ltd.	89,300	1,066
	Paramount Bed Holdings Co. Ltd.	28,500	1,060
	Trusco Nakayama Corp.	26,500	1,053
	Nomura Co. Ltd.	63,000	1,051
	Sanki Engineering Co. Ltd.	132,767	1,044
	Komori Corp.	88,500	1,041
	Eizo Corp.	41,530	1,037
	Nanto Bank Ltd.	364,000	1,029
	Unipres Corp.	58,400	1,028
^	J Trust Co. Ltd.	135,500	1,027
^,*	Tokuyama Corp.	648,050	1,026
	Maruha Nichiro Corp.	45,846	1,023
	Sanyo Special Steel Co. Ltd.	224,747	1,023
	Tokyo Steel Manufacturing Co. Ltd.	164,700	1,014
	Sumitomo Warehouse Co. Ltd.	203,203	1,014
	Heiwado Co. Ltd.	49,450	1,014
	Fukui Bank Ltd.	527,212	1,013
	Nippon Densetsu Kogyo Co. Ltd.	52,003	1,011
	Futaba Corp.	66,565	1,010
	Toei Co. Ltd.	129,648	1,005
^,*	Pacific Metals Co. Ltd.	312,126	999
	Nippon Signal Company Ltd.	118,300	985
	Mirait Holdings Corp.	111,571	978
	Nitto Boseki Co. Ltd.	315,544	974
	Shinmaywa Industries Ltd.	141,940	973
^	Daio Paper Corp.	98,454	971
	Daikyonishikawa Corp.	70,400	970
	Aida Engineering Ltd.	106,136	968
	Fancl Corp.	72,304	965
	Yodogawa Steel Works Ltd.	42,733	965
	Shima Seiki Manufacturing Ltd.	58,400	958
	Sumitomo Mitsui Construction Co. Ltd.	1,094,832	949
	Axial Retailing Inc.	29,730	948
	Mizuno Corp.	198,782	944

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Nissha Printing Co. Ltd.	59,235	943
	Yamanashi Chuo Bank Ltd.	254,311	942
	Iseki & Co. Ltd.	438,260	933
	KYB Corp.	278,000	929
	Takuma Co. Ltd.	108,000	928
^	Zojirushi Corp.	62,000	925
^	Nachi-Fujikoshi Corp.	286,682	924
	Morita Holdings Corp.	77,289	921
	Tokai Carbon Co. Ltd.	351,000	919
	TOC Co. Ltd.	116,046	919
^	Wacom Co. Ltd.	220,555	917
	Gunze Ltd.	328,079	917
	Nichicon Corp.	135,942	916
	Kureha Corp.	265,026	909
	Earth Chemical Co. Ltd.	21,743	905
	Okinawa Electric Power Co. Inc.	35,266	901
	Descente Ltd.	64,500	897
^	Next Co. Ltd.	80,200	897
^	Jin Co. Ltd.	24,300	896
	Tomy Co. Ltd.	127,017	895
	Starts Corp. Inc.	42,915	892
	Asahi Diamond Industrial Co. Ltd.	89,322	891
	Nippon Steel & Sumikin Bussan Corp.	252,055	890
	Nikkiso Co. Ltd.	115,208	887
	Riso Kagaku Corp.	56,784	886
	Toho Zinc Co. Ltd.	325,758	882
	Nishimatsuya Chain Co. Ltd.	77,200	880
	Chudenko Corp.	44,600	878
	Mitsuba Corp.	61,145	875
	Tokyo TY Financial Group Inc.	34,384	875
	Oita Bank Ltd.	286,330	875
	Aichi Bank Ltd.	19,220	875
	Internet Initiative Japan Inc.	44,505	872
	NET One Systems Co. Ltd.	167,800	871
	Token Corp.	11,086	868
	Nissin Kogyo Co. Ltd.	62,609	866
	Doutor Nichires Holdings Co. Ltd.	49,237	864
	Hitachi Kokusai Electric Inc.	82,140	861
	Fuji Soft Inc.	37,916	860
	Jaccs Co. Ltd.	218,000	859
	UACJ Corp.	419,852	853
	Milbon Co. Ltd.	19,360	848
	Seiko Holdings Corp.	226,291	848
	Kuroda Electric Co. Ltd.	54,800	845
	ZERIA Pharmaceutical Co. Ltd.	67,500	842
	Monex Group Inc.	325,487	840
	FCC Co. Ltd.	49,843	833
	Marusan Securities Co. Ltd.	91,270	826
	Gurunavi Inc.	34,900	826
	Alpine Electronics Inc.	66,800	822
	Geo Holdings Corp.	49,700	821
	Hokuetsu Bank Ltd.	473,089	812
	Dip Corp.	34,000	802
	Create SD Holdings Co. Ltd.	33,018	792
	Taiyo Holdings Co. Ltd.	23,700	787
	United Super Markets Holdings Inc.	85,050	784
	Iino Kaiun Kaisha Ltd.	201,330	784
	TOKAI Holdings Corp.	138,700	777
	Kato Sangyo Co. Ltd.	31,500	774
	Senko Co. Ltd.	121,000	774
	Raito Kogyo Co. Ltd.	72,900	773
	Nitto Kogyo Corp.	48,779	772
	Kyoei Steel Ltd.	49,985	772
	Avex Group Holdings Inc.	61,000	765

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Hokuto Corp.	39,024	761
	Joyful Honda Co. Ltd.	33,774	761
	Heiwa Real Estate Co. Ltd.	61,372	761
	Ryobi Ltd.	209,435	760
	Japan Securities Finance Co. Ltd.	194,841	759
	Furukawa Co. Ltd.	518,665	750
	Takasago International Corp.	33,600	749
	Takeuchi Manufacturing Co. Ltd.	50,200	749
	Nissin Electric Co. Ltd.	65,000	747
	Musashi Seimitsu Industry Co. Ltd.	38,915	743
	Star Micronics Co. Ltd.	64,655	742
	Royal Holdings Co. Ltd.	38,900	742
	Tochigi Bank Ltd.	192,460	742
	Japan Wool Textile Co. Ltd.	106,189	741
	Life Corp.	27,700	740
	Sakata INX Corp.	64,800	732
	Daihen Corp.	146,759	731
	TKC Corp.	26,549	721
	Takara Leben Co. Ltd.	113,300	721
	Akita Bank Ltd.	269,000	719
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	173,530	716
	Noevir Holdings Co. Ltd.	25,100	713
	Miyazaki Bank Ltd.	280,932	713
^	Gulliver International Co. Ltd.	72,400	712
	Hiday Hidaka Corp.	30,080	711
	As One Corp.	19,600	707
	Yamazen Corp.	90,200	705
	kabu.com Securities Co. Ltd.	220,000	703
*	Toshiba TEC Corp.	185,000	699
^	Okamoto Industries Inc.	95,000	697
	Nagaileben Co. Ltd.	34,000	694
	Japan Pulp & Paper Co. Ltd.	234,000	694
	Foster Electric Co. Ltd.	33,185	691
	Aeon Delight Co. Ltd.	24,900	688
	Fujicco Co. Ltd.	32,205	686
*	Mitsumi Electric Co. Ltd.	141,149	684
	Xebio Holdings Co. Ltd.	42,608	680
	Nisshin Oillio Group Ltd.	159,262	677
	Siix Corp.	22,900	677
	Fuji Co. Ltd.	30,400	676
	Kintetsu World Express Inc.	51,600	675
	Aichi Steel Corp.	159,029	674
	Shikoku Bank Ltd.	345,703	672
	VT Holdings Co. Ltd.	132,800	671
	TOMONY Holdings Inc.	235,600	670
	Saizeriya Co. Ltd.	37,721	669
	Asahi Holdings Inc.	49,700	668
	Nitta Corp.	27,300	668
	Showa Corp.	76,810	667
	Doshisha Co. Ltd.	35,300	663
	Obara Group Inc.	17,940	656
	Seiren Co. Ltd.	63,700	655
	Ashikaga Holdings Co. Ltd.	222,000	653
	Bank of the Ryukyus Ltd.	56,509	653
	Oiles Corp.	40,208	652
	Toyo Engineering Corp.	238,345	650
	AOKI Holdings Inc.	55,704	646
	Sanken Electric Co. Ltd.	194,648	645
	Unizo Holdings Co. Ltd.	15,200	644
	Sato Holdings Corp.	31,200	643
	Hitachi Maxell Ltd.	42,700	642
	Yondoshi Holdings Inc.	26,500	641
	SMS Co. Ltd.	34,400	638
	Plenus Co. Ltd.	34,700	636

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Atom Corp.	104,357	635
	Create Restaurants Holdings Inc.	69,270	634
^	Modec Inc.	41,215	627
	DTS Corp.	31,600	625
	Belc Co. Ltd.	15,600	621
	Sekisui Jushi Corp.	44,700	620
	Relia Inc.	60,100	620
	Nichiha Corp.	40,500	617
	Bunka Shutter Co. Ltd.	73,000	615
	Ci:z Holdings Co. Ltd.	30,200	615
	NEC Networks & System Integration Corp.	39,600	614
	Riken Corp.	189,695	612
	Prima Meat Packers Ltd.	221,440	610
	Ihara Chemical Industry Co. Ltd.	47,600	609
	Sanyo Chemical Industries Ltd.	78,274	604
	Menicon Co. Ltd.	18,500	603
	CKD Corp.	74,000	601
	Ricoh Leasing Co. Ltd.	20,806	601
	Sintokogio Ltd.	71,000	600
	Inabata & Co. Ltd.	61,600	600
	Ichibanya Co. Ltd.	9,484	600
	Sanden Holdings Corp.	202,000	596
	Chugoku Marine Paints Ltd.	83,000	588
	Chofu Seisakusho Co. Ltd.	25,400	587
	EPS Holdings Inc.	46,800	586
	Dexerials Corp.	72,300	585
	Nishio Rent All Co. Ltd.	22,200	584
	Kohnan Shoji Co. Ltd.	34,100	582
	Towa Pharmaceutical Co. Ltd.	12,594	579
^	Yonex Co. Ltd.	14,000	576
	Toshiba Plant Systems & Services Corp.	46,524	575
^,*	Outsourcing Inc.	17,600	572
	Marudai Food Co. Ltd.	136,591	571
	Zenrin Co. Ltd.	26,600	568
	Kinugawa Rubber Industrial Co. Ltd.	81,000	564
	Piolax Inc.	10,700	562
	Benefit One Inc.	24,500	556
	Kotobuki Spirits Co. Ltd.	28,500	555
	Tokai Corp.	19,300	554
	Optex Co. Ltd.	17,300	553
	Trancom Co. Ltd.	9,300	552
	Shizuoka Gas Co. Ltd.	80,700	550
	St. Marc Holdings Co. Ltd.	20,200	546
	Kura Corp.	12,700	546
	Shinko Electric Industries Co. Ltd.	97,600	542
	Jimoto Holdings Inc.	405,582	538
	Sanyo Electric Railway Co. Ltd.	115,000	535
	Yorozu Corp.	26,676	534
	Sodick Co. Ltd.	68,878	534
	BML Inc.	12,500	533
	Namura Shipbuilding Co. Ltd.	71,548	530
	Pacific Industrial Co. Ltd.	54,700	528
	San-Ai Oil Co. Ltd.	75,000	526
	Hosiden Corp.	83,067	524
	Max Co. Ltd.	49,000	523
	Macnica Fuji Electronics Holdings Inc.	47,113	522
	Mitsui Sugar Co. Ltd.	115,000	519
	Sankyo Tateyama Inc.	37,400	518
^	Mani Inc.	31,500	517
	Dydo Drinco Inc.	10,244	517
	Eighteenth Bank Ltd.	219,000	517
	JCR Pharmaceuticals Co. Ltd.	21,694	512
	Yokohama Reito Co. Ltd.	52,200	510
	Kurabo Industries Ltd.	289,000	508

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Topy Industries Ltd.	264,795	507
^	Anicom Holdings Inc.	21,400	502
	Bando Chemical Industries Ltd.	103,000	502
	Yuasa Trading Co. Ltd.	22,200	499
^	Kumiai Chemical Industry Co. Ltd.	58,000	495
	Eagle Industry Co. Ltd.	37,200	489
	Juki Corp.	55,218	486
	Kitz Corp.	119,548	485
	Ringer Hut Co. Ltd.	23,200	484
	Itochu Enex Co. Ltd.	59,000	483
	Teikoku Sen-I Co. Ltd.	34,195	480
	Tachi-S Co. Ltd.	35,000	480
	Okabe Co. Ltd.	64,835	480
	Sagami Chain Co. Ltd.	42,930	478
	Ehime Bank Ltd.	228,000	473
	Open House Co. Ltd.	22,200	472
	Toridoll.corp	27,100	471
	Konoike Transport Co. Ltd.	40,200	469
	Fujimori Kogyo Co. Ltd.	20,100	466
	Toa Corp. (Tokyo Shares 1885)	211,000	465
	Enplas Corp.	16,253	460
	Fukuda Corp.	42,000	459
	Toshiba Machine Co. Ltd.	154,000	459
	Nichiden Corp.	17,000	457
^	Tekken Corp.	184,000	456
	Mitsuboshi Belting Ltd.	57,000	451
	Goldwin Inc.	11,600	447
	METAWATER Co. Ltd.	16,100	446
	ASKA Pharmaceutical Co. Ltd.	34,900	443
	Joshin Denki Co. Ltd.	55,653	442
	Vital KSK Holdings Inc.	51,700	441
	Elecom Co. Ltd.	26,200	440
	Round One Corp.	74,300	436
	Kanto Denka Kogyo Co. Ltd.	60,000	435
^	Nichii Gakkan Co.	57,300	432
	Ines Corp.	41,200	430
	Hitachi Koki Co. Ltd.	63,400	429
	Bank of Saga Ltd.	212,000	429
	Senshukai Co. Ltd.	62,400	428
	Toyo Construction Co. Ltd.	99,400	425
	Daiwabo Holdings Co. Ltd.	214,761	422
^	Nippon Ceramic Co. Ltd.	23,300	420
^	S Foods Inc.	17,600	419
	Yellow Hat Ltd.	20,400	417
	Hibiya Engineering Ltd.	30,000	417
	Cawachi Ltd.	17,800	417
	JVC Kenwood Corp.	167,640	417
	T Hasegawa Co. Ltd.	25,300	415
	Clarion Co. Ltd.	136,000	412
	Tsukishima Kikai Co. Ltd.	49,300	412
	Matsuya Co. Ltd.	52,300	411
	Nippon Synthetic Chemical Industry Co. Ltd.	68,000	410
	Takamatsu Construction Group Co. Ltd.	19,000	407
	Shikoku Chemicals Corp.	49,000	406
	Osaka Soda Co. Ltd.	107,000	406
	UKC Holdings Corp.	22,800	405
	Shindengen Electric Manufacturing Co. Ltd.	112,000	404
	Konishi Co. Ltd.	32,200	404
	Noritake Co. Ltd.	183,000	404
^	Osaki Electric Co. Ltd.	56,000	400
	Mitsui-Soko Holdings Co. Ltd.	147,762	396
	Eiken Chemical Co. Ltd.	21,600	395
	T-Gaia Corp.	32,400	394
	Jeol Ltd.	87,000	393

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Osaka Steel Co. Ltd.	24,000	393
	Wakita & Co. Ltd.	56,300	391
	Fujimi Inc.	29,347	389
	Nihon Trim Co. Ltd.	5,700	389
	Ohsho Food Service Corp.	12,174	388
	C Uyemura & Co. Ltd.	9,000	386
	Arcland Sakamoto Co. Ltd.	37,000	384
	FIDEA Holdings Co. Ltd.	241,800	381
^	Fujita Kanko Inc.	88,000	381
*	Unitika Ltd.	772,000	380
	Sumitomo Riko Co. Ltd.	44,300	380
	Tv Tokyo Holdings Corp.	21,800	378
	Press Kogyo Co. Ltd.	110,000	377
	J-Oil Mills Inc.	117,000	377
	Denki Kogyo Co. Ltd.	84,400	377
	Rock Field Co. Ltd.	25,068	376
	Minato Bank Ltd.	262,000	376
	Nippon Chemi-Con Corp.	282,046	375
	Tsugami Corp.	90,000	375
	Kappa Create Co. Ltd.	32,188	373
	Ryoyo Electro Corp.	31,142	373
	Tosho Co. Ltd.	10,100	371
	Nitto Kohki Co. Ltd.	18,800	370
	Sanyo Shokai Ltd.	154,423	370
	Towa Bank Ltd.	451,000	370
	Ichiyoshi Securities Co. Ltd.	44,800	369
^	Tamron Co. Ltd.	22,800	369
	Katakura Industries Co. Ltd.	33,900	366
	Canon Electronics Inc.	25,294	365
	Kyokuto Kaihatsu Kogyo Co. Ltd.	37,000	364
	Nohmi Bosai Ltd.	26,000	364
^	Tokyotokeiba Co. Ltd.	181,000	364
^	Nihon Nohyaku Co. Ltd.	68,900	360
	Yokogawa Bridge Holdings Corp.	39,400	355
	Daikokutenbussan Co. Ltd.	7,900	355
	Nippon Thompson Co. Ltd.	98,000	354
	Taihei Dengyo Kaisha Ltd.	43,000	353
^	Jamco Corp.	13,800	353
	Shinko Plantech Co. Ltd.	46,400	353
^	F@N Communications Inc.	49,800	349
	Kyodo Printing Co. Ltd.	117,000	346
	Daiho Corp.	81,000	343
	Itoki Corp.	54,400	342
	Daisan Bank Ltd.	240,037	342
	Torii Pharmaceutical Co. Ltd.	14,700	340
^	OSAKA Titanium Technologies Co. Ltd.	25,100	339
	Giken Ltd.	19,200	339
	Nippon Road Co. Ltd.	73,000	338
	ESPEC Corp.	25,208	337
	Chiyoda Integre Co. Ltd.	16,800	336
^,*	KLab Inc.	62,350	335
	Sac's Bar Holdings Inc.	26,350	334
	Qol Co. Ltd.	23,799	334
	Okuwa Co. Ltd.	31,000	332
	Warabeya Nichiyo Co. Ltd.	17,700	331
	Daido Metal Co. Ltd.	45,000	331
	Shibuya Corp.	27,800	329
*	Mitsubishi Paper Mills Ltd.	430,000	327
	YAMABIKO Corp.	46,000	327
	Pressance Corp.	9,287	326
	Key Coffee Inc.	19,193	325
	Sakai Chemical Industry Co. Ltd.	117,546	323
^	Marvelous Inc.	39,800	323
	Michinoku Bank Ltd.	197,000	322

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Goldcrest Co. Ltd.	22,380	320
	Wowow Inc.	14,900	319
	Tokushu Tokai Paper Co. Ltd.	100,000	318
	Nissin Corp.	112,000	318
	Alpen Co. Ltd.	18,600	317
	Sanshin Electronics Co. Ltd.	38,300	316
	Kyokuyo Co. Ltd.	131,000	314
	Studio Alice Co. Ltd.	12,700	314
	Pal Co. Ltd.	12,900	313
	G-Tekt Corp.	29,800	313
*	Funai Soken Holdings Inc.	20,600	313
	Chiba Kogyo Bank Ltd.	71,100	312
	Pack Corp.	13,200	311
^	Sakai Moving Service Co. Ltd.	12,800	310
	Justsystems Corp.	38,300	310
	Kyokuto Securities Co. Ltd.	26,700	309
	Futaba Industrial Co. Ltd.	66,800	309
	Nagatanien Holdings Co. Ltd.	30,000	308
	Broadleaf Co. Ltd.	31,000	306
	Koa Corp.	43,400	305
	Maruzen Showa Unyu Co. Ltd.	82,000	305
	Union Tool Co.	11,000	303
	Keihanshin Building Co. Ltd.	55,700	302
^	Keiyo Co. Ltd.	61,500	299
	Kasai Kogyo Co. Ltd.	31,200	299
*	Ishihara Sangyo Kaisha Ltd.	431,000	296
^	Nippon Carbon Co. Ltd.	144,000	291
	Toa Corp. (Tokyo Shares 6809)	29,000	291
	Neturen Co. Ltd.	42,300	290
	Aisan Industry Co. Ltd.	39,100	290
	SMK Corp.	71,000	289
	Nippon Beet Sugar Manufacturing Co. Ltd.	168,000	289
	Ministop Co. Ltd.	17,900	289
	Fukushima Industries Corp.	13,000	288
	Godo Steel Ltd.	158,000	287
	Toyo Corp.	28,117	287
	Kita-Nippon Bank Ltd.	11,300	287
^	Toho Titanium Co. Ltd.	43,000	286
	Kansai Urban Banking Corp.	30,000	284
	Tocalo Co. Ltd.	15,800	284
	Sogo Medical Co. Ltd.	9,800	284
	Belluna Co. Ltd.	56,400	284
	Hamakyorex Co. Ltd.	15,800	283
	MTI Ltd.	40,400	283
	Kamei Corp.	31,200	281
	Tsurumi Manufacturing Co. Ltd.	21,000	279
	Idec Corp.	30,100	276
	Kanematsu Electronics Ltd.	15,900	276
	Hioki EE Corp.	12,900	274
	Nittetsu Mining Co. Ltd.	74,000	274
^	Meiko Network Japan Co. Ltd.	24,763	273
	Cosel Co. Ltd.	27,700	272
	Sumitomo Densetsu Co. Ltd.	22,100	272
	Aiphone Co. Ltd.	16,900	270
	Maruwa Co. Ltd.	9,500	270
	Kato Works Co. Ltd.	70,205	269
	Fujibo Holdings Inc.	138,000	268
	Sanyo Denki Co. Ltd.	54,000	265
	Mitsubishi Steel Manufacturing Co. Ltd.	159,000	265
^	CMK Corp.	70,700	265
	Chukyo Bank Ltd.	128,000	265
^	Torishima Pump Manufacturing Co. Ltd.	27,500	261
	Asahi Co. Ltd.	17,600	261
*	Kintetsu Department Store Co. Ltd.	94,000	260

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Tosei Corp.	37,000	259
	Yahagi Construction Co. Ltd.	36,400	259
	Meisei Industrial Co. Ltd.	57,000	259
	Yusen Logistics Co. Ltd.	21,900	258
	Oyo Corp.	24,200	256
	Maeda Kosen Co. Ltd.	24,000	252
	JSP Corp.	14,600	251
	Nippon Kanzai Co. Ltd.	16,400	251
^	JP-Holdings Inc.	68,400	250
	Mie Bank Ltd.	133,104	249
	Melco Holdings Inc.	12,500	248
^,*	FDK Corp.	294,149	248
	Aichi Corp.	32,700	246
	Toli Corp.	85,101	245
	Sumitomo Seika Chemicals Co. Ltd.	51,000	245
	CHIMNEY Co. Ltd.	9,100	245
	Uchida Yoko Co. Ltd.	59,000	244
	Tokyo Rope Manufacturing Co. Ltd.	178,000	244
	Tsukui Corp.	20,000	243
	Tenma Corp.	16,300	243
	Megachips Corp.	23,581	242
	Tamura Corp.	89,000	240
	Nippon Koei Co. Ltd.	74,000	238
	Daiwa Industries Ltd.	27,700	237
	Toyo Kanetsu KK	114,000	237
	Yurtec Corp.	33,000	237
	Daiichi Jitsugyo Co. Ltd.	52,000	236
^	U-Shin Ltd.	37,000	236
	Daiken Corp.	83,000	236
	Toyo Tanso Co. Ltd.	18,410	235
^	Nippon Parking Development Co. Ltd.	212,000	235
	Takiron Co. Ltd.	48,000	235
	Japan Digital Laboratory Co. Ltd.	17,300	234
	Aderans Co. Ltd.	46,509	234
	Hisaka Works Ltd.	32,000	233
	Icom Inc.	12,000	233
	Atsugi Co. Ltd.	218,000	232
	Starzen Co. Ltd.	8,000	232
	Sinfonia Technology Co. Ltd.	173,000	230
	K&O Energy Group Inc.	19,500	229
	Showa Aircraft Industry Co. Ltd.	24,000	229
	Shinko Shoji Co. Ltd.	23,400	228
	Tonami Holdings Co. Ltd.	89,000	228
	Yomiuri Land Co. Ltd.	48,000	227
	OSJB Holdings Corp.	97,594	226
	Arata Corp.	9,959	225
	Weathernews Inc.	6,400	225
	Toenec Corp.	35,000	225
	Matsuya Foods Co. Ltd.	8,600	222
	Sun Frontier Fudousan Co. Ltd.	24,000	222
	Shibusawa Warehouse Co. Ltd.	87,549	222
^,*	Akebono Brake Industry Co. Ltd.	85,757	221
	Tokyo Energy & Systems Inc.	29,000	217
	Sekisui Plastics Co. Ltd.	68,000	217
	Roland DG Corp.	10,900	216
	Mitsubishi Research Institute Inc.	6,800	215
	Kaga Electronics Co. Ltd.	18,200	215
	Chori Co. Ltd.	14,900	215
*	Nippon Yakin Kogyo Co. Ltd.	165,400	214
	CONEXIO Corp.	18,800	213
	Shin-Etsu Polymer Co. Ltd.	36,000	213
	Misawa Homes Co. Ltd.	30,800	213
	France Bed Holdings Co. Ltd.	23,000	212
	Achilles Corp.	165,000	211

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Riken Technos Corp.	58,400	210
	Tsukuba Bank Ltd.	79,900	209
	Yushin Precision Equipment Co. Ltd.	12,200	209
^	Fudo Tetra Corp.	168,400	207
	Toho Co. Ltd.	9,200	205
	Nippon Denko Co. Ltd.	127,990	205
	Koatsu Gas Kogyo Co. Ltd.	34,000	202
	Mimasu Semiconductor Industry Co. Ltd.	21,000	202
^	Onoken Co. Ltd.	18,900	201
	Dai Nippon Toryo Co. Ltd.	114,000	199
	Toyo Securities Co. Ltd.	86,000	199
	Nippon Valqua Industries Ltd.	76,000	199
	Itochu-Shokuhin Co. Ltd.	5,200	198
	Kurimoto Ltd.	131,000	198
	Elematec Corp.	11,500	197
	Teikoku Electric Manufacturing Co. Ltd.	26,300	196
	Artnature Inc.	23,600	196
	Taiho Kogyo Co. Ltd.	18,000	195
	Funai Electric Co. Ltd.	23,200	195
	Sinanen Holdings Co. Ltd.	50,000	192
*	Fujiya Co. Ltd.	105,000	191
	Pronexus Inc.	18,735	189
	Mitani Sekisan Co. Ltd.	12,200	189
^,*	Nippon Sharyo Ltd.	78,000	189
	Fuso Pharmaceutical Industries Ltd.	78,000	187
	Ryoden Trading Co. Ltd.	32,000	187
^	Kourakuen Holdings Corp.	13,500	186
^	Japan Drilling Co. Ltd.	8,200	186
	Hosokawa Micron Corp.	36,000	186
	Denyo Co. Ltd.	17,300	186
^	WATAMI Co. Ltd.	19,500	185
	Hokkaido Gas Co. Ltd.	72,000	185
	Mito Securities Co. Ltd.	71,000	185
	Zuiko Corp.	4,500	184
	Kyosan Electric Manufacturing Co. Ltd.	59,000	184
	Gecoss Corp.	17,700	180
^,*	Takata Corp.	49,200	180
*	KNT-CT Holdings Co. Ltd.	122,000	179
	Arakawa Chemical Industries Ltd.	21,100	179
	Matsuda Sangyo Co. Ltd.	16,500	178
^	Kobe Bussan Co. Ltd.	8,200	177
	Krosaki Harima Corp.	80,000	177
	Yushiro Chemical Industry Co. Ltd.	15,600	176
	Zuken Inc.	17,800	174
	Tokyo Tekko Co. Ltd.	51,000	173
	Toyo Kohan Co. Ltd.	55,000	173
	Tomoku Co. Ltd.	68,000	172
	Mars Engineering Corp.	9,500	171
	Sanoh Industrial Co. Ltd.	31,000	170
	Toyo Denki Seizo KK	58,000	167
	Paris Miki Holdings Inc.	39,400	165
	Happinet Corp.	19,700	165
	Nihon Dempa Kogyo Co. Ltd.	25,310	164
^	Kobelco Eco-Solutions Co. Ltd.	41,000	163
	Daidoh Ltd.	37,100	163
	Noritsu Koki Co. Ltd.	28,600	162
	Shimizu Bank Ltd.	7,700	162
	Honeys Co. Ltd.	15,690	162
	Japan Transcity Corp.	49,192	161
^	Pasona Group Inc.	26,200	160
	Mitsubishi Kakoki Kaisha Ltd.	82,000	160
^	Nissei ASB Machine Co. Ltd.	8,400	159
	Nihon Yamamura Glass Co. Ltd.	105,000	158
	NDS Co. Ltd.	58,000	158

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Kinki Sharyo Co. Ltd.	55,000	158
	Tsutsumi Jewelry Co. Ltd.	7,500	157
^	Japan Cash Machine Co. Ltd.	19,300	157
	Mitsui High-Tec Inc.	25,500	156
	Chuetsu Pulp & Paper Co. Ltd.	85,000	156
	Ichikoh Industries Ltd.	70,000	156
	Komatsu Seiren Co. Ltd.	28,000	155
	Kitagawa Iron Works Co. Ltd.	87,000	155
	Sankyo Seiko Co. Ltd.	45,097	155
	Advan Co. Ltd.	16,000	153
*	Nakayama Steel Works Ltd.	245,000	151
	CMIC Holdings Co. Ltd.	10,200	151
	Hokkan Holdings Ltd.	49,000	148
	Information Services International-Dentsu Ltd.	8,000	147
^	Tosho Printing Co. Ltd.	28,000	144
	Furuno Electric Co. Ltd.	25,200	142
	Ateam Inc.	9,800	141
	Rhythm Watch Co. Ltd.	106,000	141
	Cleanup Corp.	21,800	141
	ASAHI YUKIZAI Corp.	74,555	141
	Mitsubishi Nichiyu Forklift Co. Ltd.	31,000	140
*	SWCC Showa Holdings Co. Ltd.	229,000	139
*	Janome Sewing Machine Co. Ltd.	25,000	136
	Taisei Lamick Co. Ltd.	5,200	136
	Organo Corp.	35,000	135
	Tatsuta Electric Wire and Cable Co. Ltd.	42,600	134
	Japan Radio Co. Ltd.	53,000	134
	Gun-Ei Chemical Industry Co. Ltd.	48,000	134
	Daikoku Denki Co. Ltd.	11,100	133
	Chugai Ro Co. Ltd.	74,000	132
	Takaoka Toko Co. Ltd.	8,400	131
	NS United Kaiun Kaisha Ltd.	96,000	131
	Sumitomo Precision Products Co. Ltd.	42,000	129
	T RAD Co. Ltd.	79,000	129
	Asunaro Aoki Construction Co. Ltd.	20,700	127
	Hakuto Co. Ltd.	15,200	127
	Chuo Spring Co. Ltd.	46,000	126
	Stella Chemifa Corp.	6,200	125
	Parco Co. Ltd.	14,400	121
	Fujitsu Frontech Ltd.	13,100	120
	Mitsui Matsushima Co. Ltd.	115,000	119
	Corona Corp. Class A	12,200	119
	Tabuchi Electric Co. Ltd.	27,500	119
	Shinwa Co. Ltd.	9,300	119
	AOI Electronics Co. Ltd.	6,070	118
	Kanaden Corp.	15,000	117
	Nippon Chemiphar Co. Ltd.	26,000	114
	Fuji Oil Co. Ltd.	35,900	111
^	Toda Kogyo Corp.	40,000	111
	Dai-ichi Seiko Co. Ltd.	9,800	108
	Future Corp.	15,900	107
	Gakken Holdings Co. Ltd.	47,000	106
	Okura Industrial Co. Ltd.	40,000	105
	GCA Savvian Corp.	11,300	104
	Tokyo Rakutenchi Co. Ltd.	23,000	103
	Nippon Coke & Engineering Co. Ltd.	143,000	103
	Shimojima Co. Ltd.	10,200	103
	Iwasaki Electric Co. Ltd.	59,000	101
	Panasonic Industrial Devices SUNX Co. Ltd.	19,100	99
	Dunlop Sports Co. Ltd.	10,600	97
	Right On Co. Ltd.	7,000	94
	Kitano Construction Corp.	38,000	91
	Japan Pure Chemical Co. Ltd.	4,883	91
	Nice Holdings Inc.	72,000	91

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Seika Corp.	45,000	91
	Maezawa Kasei Industries Co. Ltd.	9,600	89
	Hodogaya Chemical Co. Ltd.	42,000	85
	Srg Takamiya Co. Ltd.	17,900	81
^	Aeon Fantasy Co. Ltd.	3,600	79
	Inageya Co. Ltd.	6,000	79
	Daisyo Corp.	6,000	78
	Mitsui Home Co. Ltd.	17,000	78
	Maezawa Kyuso Industries Co. Ltd.	5,900	77
	CAC Holdings Corp.	10,000	77
	ST Corp.	7,500	76
	Fujikura Kasei Co. Ltd.	16,000	72
	Takihyo Co. Ltd.	18,000	70
	NEC Capital Solutions Ltd.	5,000	70
^,*	Yamada SxL Home Co. Ltd.	81,000	66
	NIFTY Corp.	6,500	64
	Alpha Systems Inc.	4,000	64
	Airport Facilities Co. Ltd.	14,000	62
	Endo Lighting Corp.	7,100	61
	Cybozu Inc.	17,600	55
	ValueCommerce Co. Ltd.	17,000	55
	Pocket Card Co. Ltd.	10,600	52
	Best Denki Co. Ltd.	46,000	49
*	Shin Nippon Biomedical Laboratories Ltd.	12,900	48
	Tokyo Electron Device Ltd.	3,500	47
	Inaba Seisakusho Co. Ltd.	3,500	43
	Toa Oil Co. Ltd.	33,000	39
*	Kojima Co. Ltd.	15,100	36
	Mory Industries Inc.	1,125	3
			480,075
Malaysia (1.1%)
	Dialog Group Bhd.	6,945,462	2,822
	Top Glove Corp. Bhd.	1,319,358	1,674
	Malakoff Corp. Bhd.	3,906,000	1,636
	Genting Plantations Bhd.	525,773	1,440
	Hartalega Holdings Bhd.	1,112,820	1,222
	My EG Services Bhd.	2,376,400	1,221
	Bursa Malaysia Bhd.	551,336	1,186
	Sunway Bhd.	1,332,700	1,068
	KPJ Healthcare Bhd.	931,010	1,009
	Sunway REIT	2,417,000	1,002
*	Kulim Malaysia Bhd.	951,465	965
	QL Resources Bhd.	849,340	950
	TIME dotCom Bhd.	450,000	849
	Mah Sing Group Bhd.	2,253,575	842
	BIMB Holdings Bhd.	845,840	833
	Cahya Mata Sarawak Bhd.	818,100	803
	Kossan Rubber Industries	498,400	765
	Inari Amertron Bhd.	1,038,250	725
	WCT Holdings Bhd.	1,656,186	694
	Press Metal Bhd.	880,900	661
	Capitaland Malaysia Mall Trust	1,709,100	630
	Pavilion REIT	1,415,500	605
	Media Prima Bhd.	1,630,617	588
	Yinson Holdings Bhd.	752,000	530
	Berjaya Auto Bhd.	926,940	522
*	Eastern & Oriental Bhd.	1,310,933	513
*	Aeon Co. M Bhd.	676,092	488
*	Malaysia Building Society Bhd.	1,386,600	461
*	Syarikat Takaful Malaysia Bhd.	448,337	456
	Supermax Corp. Bhd.	679,350	452
	Unisem M Bhd.	752,080	425
	Pos Malaysia Bhd.	562,200	417
	Berjaya Corp. Bhd.	4,191,771	412

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	OSK Holdings Bhd.	952,781	402
	VS Industry Bhd.	1,202,000	372
	Malaysian Resources Corp. Bhd.	1,198,969	370
*	Eco World Development Group Bhd.	1,092,100	360
	Datasonic Group Bhd.	1,040,300	351
	Muhibbah Engineering M Bhd.	543,000	326
	Gas Malaysia Bhd.	547,600	323
*	KNM Group Bhd.	2,659,600	322
	DRB-Hicom Bhd.	1,217,427	302
	Sunway Construction Group Bhd.	673,340	279
*	UMW Oil & Gas Corp. Bhd.	1,046,400	250
	TA Enterprise Bhd.	1,674,100	235
*	AirAsia X Bhd.	2,519,650	219
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	577,400	165
*	Dayang Enterprise Holdings Bhd.	485,100	162
*	Parkson Holdings Bhd.	607,900	141
	Coastal Contracts Bhd.	300,000	125
*	Mulpha International Bhd.	1,519,700	117
*	Mudajaya Group Bhd.	269,500	81
	Malaysian Bulk Carriers Bhd.	370,500	79
	Puncak Niaga Holdings Bhd.	252,500	78
*	MPHB Capital Bhd.	94,813	35
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	238,195	18
*	AirAsia X Bhd. Warrants Exp. 06/8/2020	300,675	15
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	15
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	154,640	13
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	9
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	9
*	Malaysian Resources Corp. Bhd. Warrants Exp.09/16/2018	253,023	9
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	8
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	5
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	5
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	5
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	4
*	KNM Group Bhd. Warrants Exp. 11/15/2017	189,022	4
			34,079
Mexico (0.5%)
	Macquarie Mexico Real Estate Management SA de CV	1,240,110	1,707
	Bolsa Mexicana de Valores SAB de CV	980,501	1,628
	PLA Administradora Industrial S de RL de CV	799,928	1,478
	Corp Inmobiliaria Vesta SAB de CV	827,400	1,349
*	Genomma Lab Internacional SAB de CV Class B	1,208,900	1,328
	Prologis Property Mexico SA de CV	462,175	728
	Concentradora Fibra Hotelera Mexicana SA de CV	779,155	708
	Credito Real SAB de CV SOFOM ER	280,000	618
*	Axtel SAB de CV	1,238,600	549
*	Hoteles City Express SAB de CV	430,000	537
	Rassini SAB de CV	108,700	506
*	Grupo GICSA SA de CV	634,100	498
	Unifin Financiera SAB de CV SOFOM ENR	152,512	450
*,2	Elementia SAB de CV	321,166	440
*	Grupo Rotoplas SAB de CV	185,500	374
	Grupo Herdez SAB de CV	167,675	371
	TV Azteca SAB de CV	2,535,522	354
	Consorcio ARA SAB de CV	898,210	352
*	Grupo Simec SAB de CV Class B	84,915	283
*	Qualitas Controladora SAB de CV	210,076	282
*	Empresas ICA SAB de CV	1,231,210	263
*	Grupo Famsa SAB de CV Class A	227,300	172
*	Urbi Desarrollos Urbanos SAB de CV	313,585	29
*	Corp GEO SAB de CV	100	—
			15,004
Netherlands (1.7%)
	Aalberts Industries NV	147,416	5,059

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	SBM Offshore NV	278,127	3,725
	Delta Lloyd NV	699,174	3,567
	IMCD Group NV	82,363	3,332
	Eurocommercial Properties NV	69,221	3,233
	ASM International NV	76,194	3,112
	Wereldhave NV	60,371	3,112
	APERAM SA	75,101	2,957
*	PostNL NV	654,131	2,863
^	TKH Group NV	63,782	2,522
	Corbion NV	93,527	2,389
*	Galapagos NV	52,273	2,376
	USG People NV	108,787	2,172
*	Fugro NV	89,054	1,814
2	Flow Traders	44,907	1,783
	Arcadis NV	98,004	1,680
*	TomTom NV	180,287	1,643
	Koninklijke BAM Groep NV	336,219	1,618
	Vastned Retail NV	32,967	1,452
*,2	Refresco Gerber NV	71,315	1,321
	NSI NV	195,741	930
^	Accell Group	38,709	820
	Wessanen	73,813	762
	Brunel International NV	32,364	729
	BinckBank NV	116,923	689
*	SRH NV	96,364	—
			55,660
New Zealand (0.7%)
	Z Energy Ltd.	550,429	3,010
	Trade Me Group Ltd.	614,918	1,956
	Chorus Ltd.	589,367	1,645
	Infratil Ltd.	701,081	1,585
	Goodman Property Trust	1,607,930	1,503
	EBOS Group Ltd.	128,189	1,428
^,*	a2 Milk Co. Ltd.	1,096,859	1,349
	Mainfreight Ltd.	109,141	1,248
	Freightways Ltd.	256,092	1,182
	Argosy Property Ltd.	1,384,405	1,150
	Nuplex Industries Ltd.	303,549	1,115
	Precinct Properties New Zealand Ltd.	1,104,096	982
	Genesis Energy Ltd.	659,205	944
	Summerset Group Holdings Ltd.	292,869	907
	Vital Healthcare Property Trust	445,031	643
	Metlifecare Ltd.	163,988	598
*	New Zealand Oil & Gas Ltd.	1,437,140	485
*	New Zealand Refining Co. Ltd.	167,580	349
	Heartland Bank Ltd.	409,064	345
	Kathmandu Holdings Ltd.	255,330	283
	TOWER Ltd.	217,320	273
			22,980
Norway (1.3%)
^,*	Subsea 7 SA	418,932	3,844
*	Storebrand ASA	669,522	2,835
	Tomra Systems ASA	226,735	2,634
^,*	Seadrill Ltd.	539,093	2,586
^	TGS Nopec Geophysical Co. ASA	152,902	2,551
	Salmar ASA	82,332	2,046
2	XXL ASA	150,641	1,818
	Leroy Seafood Group ASA	36,161	1,765
^,*	Det Norske Oljeselskap ASA	186,824	1,662
	Bakkafrost P/F	46,750	1,654
^,*	Nordic Semiconductor ASA	255,879	1,488
	Atea ASA	153,271	1,438
	Veidekke ASA	104,217	1,430
	SpareBank 1 SMN	217,133	1,335

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kongsberg Gruppen ASA	74,482	1,249
^	Opera Software ASA	152,232	1,244
^	Petroleum Geo-Services ASA	350,847	1,237
^,*	DNO ASA	914,969	1,051
	SpareBank 1 SR-Bank ASA	184,277	898
^,*	REC Silicon ASA	3,982,030	872
^	Aker ASA	42,081	867
2	Entra ASA	91,798	867
	Austevoll Seafood ASA	95,680	805
*,2	Aker Solutions ASA	198,765	760
	Hoegh LNG Holdings Ltd.	62,104	725
^,*	Norwegian Air Shuttle ASA	14,758	680
*	Norwegian Property ASA	594,158	664
2	BW LPG Ltd.	99,481	598
	Wilh Wilhelmsen ASA	96,853	516
^	Ocean Yield ASA	57,810	391
	Stolt-Nielsen Ltd.	25,276	334
^,*	Akastor ASA	178,071	247
^	Prosafe SE	306,500	185
			43,276
Pakistan (0.2%)
	Engro Corp. Ltd.	416,121	1,242
	Hub Power Co. Ltd.	996,162	1,033
	United Bank Ltd.	447,400	700
	DG Khan Cement Co. Ltd.	403,486	672
	Pakistan State Oil Co. Ltd.	189,623	640
	Pakistan Oilfields Ltd.	166,000	507
	Lucky Cement Ltd.	85,009	447
	Fauji Fertilizer Bin Qasim Ltd.	423,000	218
*	SUI Southern Gas Co. Ltd.	418,388	114
	Attock Petroleum Ltd.	25,500	108
	Pakistan Telecommunication Co. Ltd.	662,000	90
	Kot Addu Power Co. Ltd.	71,660	51
			5,822
Philippines (0.5%)
	Metro Pacific Investments Corp.	18,253,066	2,258
	Security Bank Corp.	469,389	1,700
	Robinsons Land Corp.	2,712,831	1,566
	Puregold Price Club Inc.	1,536,000	1,317
	Cosco Capital Inc.	6,007,700	1,017
	Robinsons Retail Holdings Inc.	515,350	845
	First Gen Corp.	1,776,530	768
	Manila Water Co. Inc.	1,111,085	658
	D&L Industries Inc.	3,348,000	642
	Filinvest Land Inc.	14,538,400	567
	DoubleDragon Properties Corp.	680,800	566
	Vista Land & Lifescapes Inc.	5,068,000	518
	Cebu Air Inc.	256,710	487
	First Philippine Holdings Corp.	282,240	401
	Lopez Holdings Corp.	2,487,700	387
	Belle Corp.	5,638,600	365
	Nickel Asia Corp.	2,624,808	298
*	Melco Crown Philippines Resorts Corp.	2,542,800	124
*	Philex Mining Corp.	420,385	53
*	Philex Petroleum Corp.	347,867	17
			14,554
Poland (0.2%)
	Kernel Holding SA	79,777	1,075
	KRUK SA	19,765	987
*	Globe Trade Centre SA	407,503	753
*	CD Projekt Red SA	110,094	734
	PKP Cargo SA	49,585	536
^,*	Jastrzebska Spolka Weglowa SA	102,560	528

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Lubelski Wegiel Bogdanka SA	38,292	459
	Warsaw Stock Exchange	38,508	380
*	Getin Noble Bank SA	1,826,749	244
*	Neuca SA	2,564	220
^,*	Getin Holding SA	611,861	183
	Boryszew SA	127,777	169
*	Integer.pl SA	7,186	150
	Netia SA	54,975	73
			6,491
Portugal (0.3%)
	NOS SGPS SA	336,290	2,411
	CTT-Correios de Portugal SA	231,691	2,142
	Sonae SGPS SA	1,444,062	1,604
	Navigator Co. SA	389,613	1,390
	Semapa-Sociedade de Investimento e Gestao	59,003	748
*	Banco BPI SA	545,284	683
	REN - Redes Energeticas Nacionais SGPS SA	193,285	580
	Altri SGPS SA	123,649	482
^	Mota-Engil SGPS SA	118,468	245
	Sonaecom SGPS SA	48,550	127
			10,412
Russia (0.1%)
	M.Video PAO	112,430	520
*	DIXY Group PJSC	98,410	508
	TMK PAO GDR	78,956	237
	Mosenergo OAO	8,590,191	190
*	Mechel	179,200	184
	OGK-2 PAO	38,218,850	167
*	Sollers PAO	22,760	152
*	Raspadskaya OAO	182,900	85
			2,043
Singapore (1.4%)
	Mapletree Commercial Trust	2,226,000	2,481
	Mapletree Industrial Trust	1,996,000	2,380
	Keppel REIT	2,809,947	2,190
	Mapletree Greater China Commercial Trust	2,832,212	2,165
	Mapletree Logistics Trust	2,257,876	1,810
	Raffles Medical Group Ltd.	504,728	1,762
*	United Engineers Ltd.	840,000	1,457
	Starhill Global REIT	2,501,108	1,449
	Frasers Centrepoint Trust	921,210	1,335
	Keppel Infrastructure Trust	3,195,200	1,164
	First Resources Ltd.	794,629	1,123
	Asian Pay Television Trust	2,427,000	1,081
	CDL Hospitality Trusts	1,036,566	1,074
	Parkway Life REIT	559,381	1,018
^	Cambridge Industrial Trust	2,346,260	950
	Genting Hong Kong Ltd.	2,881,577	907
	Ascott Residence Trust	1,076,021	907
^	Cache Logistics Trust	1,310,241	842
^,*	Ezion Holdings Ltd.	2,047,412	833
	Frasers Commercial Trust	841,713	809
2	ARA Asset Management Ltd.	902,887	794
	Lippo Malls Indonesia Retail Trust	3,274,800	791
	CapitaLand Retail China Trust	678,860	744
^,*	SIIC Environment Holdings Ltd.	1,415,882	734
	First REIT	752,000	699
	Croesus Retail Trust	1,085,200	674
^,*	China Animal Healthcare Ltd.	1,003,918	673
^,*	Yoma Strategic Holdings Ltd.	1,667,519	667
	Religare Health Trust	857,500	656
	Ascendas Hospitality Trust	1,257,600	654
^	Far East Hospitality Trust	1,320,400	653

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ascendas India Trust	904,562	642
	OUE Hospitality Trust	1,227,466	634
	Keppel DC REIT	778,500	633
	Silverlake Axis Ltd.	1,272,083	533
^	SPH REIT	750,400	532
^	Singapore Airlines Ltd.	60,711	518
	Soilbuild Business Space REIT	959,000	499
	OUE Ltd.	381,900	474
^	Sarine Technologies Ltd.	378,004	464
	Accordia Golf Trust	948,616	455
	Super Group Ltd. (Singapore Shares)	606,574	436
*	GL Ltd.	601,900	409
*	Perennial Real Estate Holdings Ltd.	601,283	409
	Sabana Shari'ah Compliant Industrial REIT	821,300	375
^	Hyflux Ltd.	776,286	357
^,*	China Everbright Water Ltd.	616,500	297
	Indofood Agri Resources Ltd.	641,500	255
^,*	Ezra Holdings Ltd.	3,188,198	240
^	Midas Holdings Ltd.	978,847	207
^	Bumitama Agri Ltd.	356,000	202
	Hi-P International Ltd.	642,000	202
	Raffles Education Corp. Ltd.	1,110,839	181
^,*	Gallant Venture Ltd.	1,115,679	174
	CSE Global Ltd.	398,759	127
	Boustead Singapore Ltd.	214,000	124
*	GMG Global Ltd.	244,400	111
	Keppel Telecommunications & Transportation Ltd.	96,420	97
*	Ying Li International Real Estate Ltd.	717,000	75
^,*	Vard Holdings Ltd.	508,000	68
^,*	China Fishery Group Ltd.	1,088,512	61
^,*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	409,482	49
*	China Hongxing Sports Ltd.	831,000	35
*	Swiber Holdings Ltd.	62,365	9
*	Boustead Projects Ltd.	9,931	5
*	China Milk Products Group Ltd.	140,000	—
			45,365
South Africa (0.6%)
*	Harmony Gold Mining Co. Ltd.	565,927	2,023
	SA Corporate Real Estate Fund Nominees Pty Ltd.	4,047,328	1,427
	Vukile Property Fund Ltd.	850,831	1,040
	Famous Brands Ltd.	110,692	883
	Mpact Ltd.	268,892	878
	Emira Property Fund Ltd.	750,251	839
	Cashbuild Ltd.	33,108	808
	Trencor Ltd.	248,913	783
	Zeder Investments Ltd.	1,446,554	704
	Wilson Bayly Holmes-Ovcon Ltd.	77,166	659
	Murray & Roberts Holdings Ltd.	590,594	611
	Illovo Sugar Ltd.	329,306	562
	Advtech Ltd.	567,708	554
	Blue Label Telecoms Ltd.	497,016	550
	Astral Foods Ltd.	59,950	544
	City Lodge Hotels Ltd.	48,787	525
	Peregrine Holdings Ltd.	229,681	482
	Lewis Group Ltd.	139,394	470
	Metair Investments Ltd.	288,744	450
*	ArcelorMittal South Africa Ltd.	609,200	433
	Hudaco Industries Ltd.	51,950	415
	DRDGOLD Ltd.	660,020	364
	Rebosis Property Fund Ltd.	418,585	328
*	Royal Bafokeng Platinum Ltd.	101,042	310
*	Consolidated Infrastructure Group Ltd.	144,315	303
	Raubex Group Ltd.	223,847	294
	Clover Industries Ltd.	188,516	249

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Group Five Ltd.	136,967	242
	Invicta Holdings Ltd.	59,706	228
*	Pinnacle Holdings Ltd.	176,819	186
*	Aveng Ltd.	471,485	153
	Adcorp Holdings Ltd.	135,922	148
	Merafe Resources Ltd.	1,222,650	76
			18,521
South Korea (4.6%)
^,*	ViroMed Co. Ltd.	18,916	2,321
^	Medy-Tox Inc.	6,279	2,321
^	SK Chemicals Co. Ltd.	30,796	1,961
	KB Insurance Co. Ltd.	71,725	1,947
^	CJ CGV Co. Ltd.	19,139	1,917
^	Youngone Corp.	44,883	1,795
^,*	Kumho Tire Co. Inc.	245,808	1,767
	CJ E&M Corp.	29,241	1,721
^,*	Com2uSCorp	15,146	1,714
	Korean Reinsurance Co.	141,508	1,649
^	Kolon Industries Inc.	26,865	1,646
^,*	Komipharm International Co. Ltd.	47,219	1,639
^	Korea Kolmar Co. Ltd.	21,009	1,599
	Meritz Securities Co. Ltd.	471,125	1,482
	Green Cross Holdings Corp.	44,200	1,360
^	LG Innotek Co. Ltd.	20,783	1,338
^	Fila Korea Ltd.	14,604	1,332
	Hyundai Greenfood Co. Ltd.	76,035	1,328
*	Ssangyong Cement Industrial Co. Ltd.	71,887	1,321
^,*	Codes Combine Co. Ltd.	22,271	1,295
^	Green Cross Corp.	8,519	1,288
^	Samyang Holdings Corp.	8,962	1,277
^	Eo Technics Co. Ltd.	12,778	1,267
	LG International Corp.	37,240	1,233
	Innocean Worldwide Inc.	16,563	1,198
	Meritz Fire & Marine Insurance Co. Ltd.	83,988	1,188
^	Hana Tour Service Inc.	14,200	1,127
^	Hansae Co. Ltd.	24,972	1,125
^	Cosmax Inc.	9,080	1,115
	LS Industrial Systems Co. Ltd.	24,286	1,109
^	Tongyang Inc.	353,931	1,090
^	Chong Kun Dang Pharmaceutical Corp.	11,120	1,086
^,*	LG Life Sciences Ltd.	18,101	1,084
	Hyundai Home Shopping Network Corp.	9,186	1,075
^,*	Osstem Implant Co. Ltd.	16,614	1,040
	KIWOOM Securities Co. Ltd.	17,171	1,017
^,*	iNtRON Biotechnology Inc.	17,347	998
^,*	Pan Ocean Co. Ltd.	284,430	988
^	Kolon Life Science Inc.	6,238	933
^	LOTTE Himart Co. Ltd.	17,808	880
	Korea Petrochemical Ind Co. Ltd.	4,220	867
	Handsome Co. Ltd.	22,284	865
	JB Financial Group Co. Ltd.	166,089	851
	CJ O Shopping Co. Ltd.	4,862	851
^	Bukwang Pharmaceutical Co. Ltd.	34,119	848
^	Lotte Food Co. Ltd.	1,178	846
	Daou Technology Inc.	41,258	842
	GS Home Shopping Inc.	5,186	838
^,*	Wonik IPS Co. Ltd.	85,675	835
	Taekwang Industrial Co. Ltd.	949	826
^,*	SM Entertainment Co.	22,879	821
	Korea Electric Terminal Co. Ltd.	10,449	819
^,*	Medipost Co. Ltd.	10,923	811
^	Dong-A ST Co. Ltd.	6,446	806
^,*	DIO Corp.	16,730	796
^,*	Ilyang Pharmaceutical Co. Ltd.	19,347	794

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^,*	Dongbu HiTek Co. Ltd.	46,265	785
^,*	Dongkuk Steel Mill Co. Ltd.	93,796	781
^	Korea Real Estate Investment & Trust Co. Ltd.	250,746	771
^,*	Genexine Co. Ltd.	15,948	770
	Huons Co. Ltd.	10,926	769
^	Grand Korea Leisure Co. Ltd.	30,405	768
^	Seoul Semiconductor Co. Ltd.	56,988	766
^,*	Hanall Biopharma Co. Ltd.	55,146	766
^	Hansol Chemical Co. Ltd.	12,052	761
^	SK Materials Co. Ltd.	7,314	760
^,*	Hyundai Elevator Co. Ltd.	14,936	755
^	Hankook Tire Worldwide Co. Ltd.	37,732	750
	Young Poong Corp.	779	739
	Poongsan Corp.	26,463	737
^	Nexen Tire Corp.	56,844	723
	Dong-A Socio Holdings Co. Ltd.	4,431	721
^	Hanjin Kal Corp.	40,810	706
	Daesang Corp.	28,010	701
^,*	Chabiotech Co. Ltd.	56,384	698
^	SFA Engineering Corp.	13,743	685
^	DuzonBizon Co. Ltd.	31,103	678
^,*	HLB Inc.	45,552	676
^,*	GemVax & Kael Co. Ltd.	37,574	676
	Hanwha General Insurance Co. Ltd.	95,069	675
^	Samlip General Foods Co. Ltd.	3,565	664
^,*	Seegene Inc.	21,121	646
^	Amicogen Inc.	11,563	642
^	Huchems Fine Chemical Corp.	36,276	640
	Hanil Cement Co. Ltd.	6,103	638
	S&T Motiv Co. Ltd.	10,865	633
^	Koh Young Technology Inc.	17,123	630
^	Halla Holdings Corp.	12,639	626
^	LF Corp.	27,703	625
	InBody Co. Ltd.	15,604	609
	Daishin Securities Co. Ltd.	58,285	606
^,*	Loen Entertainment Inc.	8,872	600
^	JW Pharmaceutical Corp.	17,228	599
^	Muhak Co. Ltd.	21,135	595
^	Ahnlab Inc.	10,169	590
^	Hanjin Transportation Co. Ltd.	17,485	574
^,*	Binex Co. Ltd.	33,279	572
^	Daewoong Pharmaceutical Co. Ltd.	7,155	562
^	YG Entertainment Inc.	15,019	562
*	Asiana Airlines Inc.	133,905	561
	Kwang Dong Pharmaceutical Co. Ltd.	62,506	560
^	Meritz Financial Group Inc.	49,549	548
^	Cuckoo Electronics Co. Ltd.	2,974	543
	Byucksan Corp.	68,007	539
^	Partron Co. Ltd.	55,230	538
^	Binggrae Co. Ltd.	8,935	534
	LEENO Industrial Inc.	14,063	528
^	IS Dongseo Co. Ltd.	12,802	522
^	Soulbrain Co. Ltd.	13,578	517
^	Dongwon Industries Co. Ltd.	2,020	515
^,*	Gamevil Inc.	6,754	504
^	iMarketKorea Inc.	33,818	502
	NICE Holdings Co. Ltd.	28,246	502
^	Dae Hwa Pharmaceutical Co. Ltd.	15,802	500
	Hansol Paper Co. Ltd.	23,051	499
^,*	Hyundai Rotem Co. Ltd.	31,377	492
^,*	Webzen Inc.	24,211	492
^	Interpark Holdings Corp.	62,923	485
^	Able C&C Co. Ltd.	16,773	478
^,*	Seobu T&D	23,489	478

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Sebang Global Battery Co. Ltd.	12,420	468
	Samyang Corp.	5,495	467
^	Hyundai Livart Furniture Co. Ltd.	16,022	464
	Hancom Inc.	24,772	462
^	Maeil Dairy Industry Co. Ltd.	11,350	462
	Tongyang Life Insurance Co. Ltd.	49,761	461
^,*	CUROCOM Co. Ltd.	156,811	460
^,*	Foosung Co. Ltd.	87,435	449
	Namyang Dairy Products Co. Ltd.	688	448
^,*	Ssangyong Motor Co.	63,591	447
^,*	Naturalendo Tech Co. Ltd.	22,877	446
	Cell Biotech Co. Ltd.	8,358	445
^,*	Leaders Cosmetics Co. Ltd.	17,354	444
^	Dawonsys Co. Ltd.	19,185	443
^,*	i-SENS Inc.	14,110	443
*	Hansol Holdings Co. Ltd.	61,915	442
*	Emerson Pacific Inc.	12,862	438
^,*	CrucialTec Co. Ltd.	34,649	438
^	Seah Besteel Corp.	17,123	437
*	Mirae Asset Life Insurance Co. Ltd.	101,248	434
^	Dongwon F&B Co. Ltd.	1,657	427
^,*	Hansol Technics Co. Ltd.	22,339	427
^,*	Posco ICT Co. Ltd.	83,435	419
	Youngone Holdings Co. Ltd.	7,341	414
^	Crown Confectionery Co. Ltd.	9,550	413
	KISWIRE Ltd.	10,912	408
	Sungwoo Hitech Co. Ltd.	50,015	408
*	Woongjin Thinkbig Co. Ltd.	33,602	404
	NICE Information Service Co. Ltd.	52,081	401
*	Taeyoung Engineering & Construction Co. Ltd.	70,945	399
^	Korea Kolmar Holdings Co. Ltd.	8,991	398
^	Chongkundang Holdings Corp.	5,135	398
^,*	Kumho Industrial Co. Ltd.	37,982	392
^	AK Holdings Inc.	7,336	386
^,*	SK Securities Co. Ltd.	383,523	386
^	Lutronic Corp.	10,414	383
^	Modetour Network Inc.	14,874	378
	Hankook Shell Oil Co. Ltd.	913	377
^	JW Holdings Corp.	45,015	376
^,*	Yuanta Securities Korea Co. Ltd.	118,630	373
^,*	COSON Co. Ltd.	20,313	371
	Samchully Co. Ltd.	3,906	367
^	KISCO Corp.	7,971	367
^	SK Gas Ltd.	4,866	363
^	KH Vatec Co. Ltd.	23,374	357
*	Jusung Engineering Co. Ltd.	51,077	354
^	Kolao Holdings	39,197	351
	Daekyo Co. Ltd.	42,417	351
^	Silicon Works Co. Ltd.	12,506	349
	S&T Dynamics Co. Ltd.	35,559	349
^	Humedix Co. Ltd.	7,618	344
^,*	Peptron Inc.	7,549	343
^	E1 Corp.	6,216	341
^	Lock&Lock Co. Ltd.	29,204	339
	KT Skylife Co. Ltd.	23,886	339
	Daeduck Electronics Co.	50,782	338
^,*	Pharmicell Co. Ltd.	68,478	336
^	CJ Freshway Corp.	7,092	336
^	Sung Kwang Bend Co. Ltd.	31,240	332
	GOLFZON Co. Ltd.	5,200	330
	Shinyoung Securities Co. Ltd.	6,992	329
*	Green Cross Cell Corp.	9,220	325
	Cosmax BTI Inc	6,945	321
^	KONA I Co. Ltd.	17,486	313

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kolon Corp.	5,936	305
^,*	3S Korea Co. Ltd.	70,925	304
^,*	WeMade Entertainment Co. Ltd.	13,083	300
	NS Shopping Co. Ltd.	2,286	300
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	84,037	298
^,*	Agabang&Company	36,606	295
^,*	Insun ENT Co. Ltd.	48,264	281
	Daeduck GDS Co. Ltd.	25,565	277
*	ICD Co. Ltd.	22,620	274
	POSCO Chemtech Co. Ltd.	25,470	272
	Daewoong Co. Ltd.	5,263	271
^	Coreana Cosmetics Co. Ltd.	34,674	270
	Daishin Securities Co. Ltd. Preference Shares	38,355	265
	Dae Han Flour Mills Co. Ltd.	1,507	264
	Youlchon Chemical Co. Ltd.	23,467	262
^,*	Neowiz Games Corp.	20,012	262
	Sindoh Co. Ltd.	6,075	260
	Namhae Chemical Corp.	30,040	260
	Humax Co. Ltd.	22,327	259
	SL Corp.	18,280	256
^	TK Corp.	26,637	251
^	Hyundai Corp.	10,737	250
	SeAH Steel Corp.	3,441	250
^,*	Lumens Co. Ltd.	67,465	247
^,*	China Ocean Resources Co. Ltd.	131,675	241
^,*	Korea Line Corp.	15,081	235
^	Seoyon E-Hwa Co. Ltd.	17,568	235
*	Interflex Co. Ltd.	22,836	230
	CJ Hellovision Co. Ltd.	21,027	227
*	Hanwha Investment & Securities Co. Ltd.	74,260	223
	Eusu Holdings Co. Ltd.	25,060	220
	Sam Young Electronics Co. Ltd.	18,620	203
^	SBS Media Holdings Co. Ltd.	69,400	201
	Kwangju Bank	25,433	201
^	Kyobo Securities Co. Ltd.	21,470	199
^,*	Duk San Neolux Co. Ltd.	8,321	198
^,*	Samsung Pharmaceutical Co. Ltd.	33,394	193
^	GOLFZONYUWONHOLDINGS Co. Ltd.	26,491	186
	Seoyon Co. Ltd.	17,030	184
*	Eugene Investment & Securities Co. Ltd.	72,832	173
^	DY Corp.	29,413	169
	Hyundai C&F Inc.	7,385	161
*	SFA Semicon Co. Ltd.	72,593	158
^,*	Duksan Hi-Metal Co. Ltd.	18,916	157
*	Taewoong Co. Ltd.	9,801	156
*	Dongbu Securities Co. Ltd.	38,937	135
^,*	KTB Investment & Securities Co. Ltd.	56,860	135
	Hitejinro Holdings Co. Ltd.	9,000	122
	INTOPS Co. Ltd.	6,332	116
^,*	Doosan Engine Co. Ltd.	28,930	109
	NEPES Corp.	16,272	109
	MegaStudy Co. Ltd.	2,940	103
^,*	Iljin Display Co. Ltd.	25,264	102
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	16,877	81
	MegaStudyEdu Co. Ltd.	1,702	75
^,*	Taihan Electric Wire Co. Ltd.	15,732	41
*	Kumho Electric Co. Ltd.	3,521	37
*	Hanjin Kal Corp. Rights	4,897	16
*	Zyle Daewoo Motor Sales Corp.	3,992	5
*	Tera Resource Co. Ltd.	42,004	2
*	SSCP Co. Ltd.	20,873	1
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	1
	SK Telecom Co. Ltd.	1	—
*	CNK International Co. Ltd.	35,374	—

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			146,037
Spain (1.8%)
	Merlin Properties Socimi SA	503,572	5,861
	Viscofan SA	71,723	4,029
^	Bolsas y Mercados Espanoles SHMSF SA	117,957	3,999
2	Cellnex Telecom SAU	209,253	3,458
	Ebro Foods SA	130,270	2,956
*	Fomento de Construcciones y Contratas SA	292,749	2,548
*	Inmobiliaria Colonial SA	3,164,345	2,431
	Grupo Catalana Occidente SA	70,406	2,234
^,*	Indra Sistemas SA	181,371	2,130
	Prosegur Cia de Seguridad SA	315,785	1,829
^	Melia Hotels International SA	131,973	1,665
	Obrascon Huarte Lain SA	230,547	1,639
^	Tecnicas Reunidas SA	48,138	1,623
	Almirall SA	97,463	1,604
	Applus Services SA	170,735	1,580
*	Hispania Activos Inmobiliarios SA	106,321	1,561
*,2	Euskaltel SA	138,989	1,533
*	NH Hotel Group SA	315,469	1,523
	Axiare Patrimonio SOCIMI SA	89,348	1,363
	Cia de Distribucion Integral Logista Holdings SA	57,808	1,275
	Faes Farma SA	394,176	1,242
	Vidrala SA	20,354	1,205
	CIE Automotive SA	59,213	1,071
	Atresmedia Corp. de Medios de Comunicacion SA	81,154	1,060
	Construcciones y Auxiliar de Ferrocarriles SA	3,056	993
^	Sacyr SA	442,561	945
*	Pharma Mar SA	270,738	856
	Ence Energia y Celulosa SA	210,430	609
*	Liberbank SA	425,913	513
^	Promotora de Informaciones SA	70,829	502
	Papeles y Cartones de Europa SA	78,769	489
*	Deoleo SA	365,266	92
^,*	Caja de Ahorros del Mediterraneo	42,306	—
^,*	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			56,418
Sweden (3.7%)
^,*	Fingerprint Cards AB Class B	77,978	4,676
^	ICA Gruppen AB	137,702	4,527
	NCC AB Class B	126,785	4,337
	Castellum AB	252,159	4,039
*	Hexpol AB	377,830	3,910
^	Elekta AB Class B	531,094	3,884
*	Fastighets AB Balder Class B	145,692	3,716
	BillerudKorsnas AB	235,414	3,661
*	Swedish Orphan Biovitrum AB	242,651	3,544
	Fabege AB	209,955	3,506
	Nibe Industrier AB Class B	88,912	3,092
	Loomis AB Class B	110,579	3,072
	AAK AB	39,700	3,003
	Axfood AB	159,512	2,958
*	NetEnt AB	45,825	2,886
	Indutrade AB	50,474	2,832
	Wallenstam AB	314,580	2,646
	Hufvudstaden AB Class A	166,902	2,590
*	Betsson AB	191,310	2,589
	Holmen AB	70,871	2,444
	Modern Times Group MTG AB Class B	80,699	2,423
^	JM AB	79,783	2,308
	Wihlborgs Fastigheter AB	112,012	2,276
	Peab AB	264,547	2,211

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Saab AB Class B	64,524	2,210
	L E Lundbergforetagen AB Class B	40,482	2,201
^	Intrum Justitia AB	59,473	2,138
	Com Hem Holding AB	220,134	1,954
	Kungsleden AB	274,332	1,888
2	Thule Group AB	128,711	1,853
*	Lifco AB Class B	67,265	1,745
	Ratos AB	293,446	1,718
	Avanza Bank Holding AB	42,424	1,668
^,*	SSAB AB Class A	376,659	1,587
	AF AB	92,256	1,582
	Bilia AB	64,783	1,552
	Sweco AB Class B	91,175	1,413
*	Pandox AB	76,277	1,295
	Hemfosa Fastigheter AB	122,362	1,276
	Nobia AB	106,497	1,216
	Atrium Ljungberg AB	61,552	976
*	SSAB AB Class B	253,706	881
	Concentric AB	71,836	814
*	Lindab International AB	97,377	776
	SAS AB Preference Shares	10,667	736
	Bure Equity AB	84,020	733
	Klovern AB Preference Shares	20,360	721
	Clas Ohlson AB	35,320	713
	Investment AB Oresund	23,877	670
	Rezidor Hotel Group AB	155,323	659
^,*	SAS AB	228,628	655
	Klovern AB	544,442	640
*	Collector AB	35,266	615
^	Mekonomen AB	24,009	611
*	Haldex AB	65,826	558
	SkiStar AB	30,187	419
	Fastighets AB Balder Preference Shares	9,484	374
	Nordnet AB	106,817	368
	Sagax AB Preference Shares	79,402	329
	Ratos AB Preference Shares	1,176	277
	Hemfosa Fastigheter AB Preference Shares	13,857	272
	NCC AB Class A	7,881	269
	Axis Communications AB	4,166	176
^,*	Hemfosa Fastigheter AB Rights Exp. 05/10/2016	122,362	44
			117,712
Switzerland (2.9%)
	Georg Fischer AG	6,117	4,973
^	BB Biotech AG	86,080	4,628
*	Flughafen Zuerich AG	4,698	4,316
	Logitech International SA	233,465	3,587
	Temenos Group AG	63,461	3,293
2	Sunrise Communications Group AG	52,961	3,244
	dorma&kaba Holding AG	4,781	3,105
	Cembra Money Bank AG	43,555	2,988
	Valiant Holding AG	24,060	2,670
*	Forbo Holding AG	2,055	2,504
	OC Oerlikon Corp. AG	255,052	2,467
	Gategroup Holding AG	43,919	2,422
	Mobimo Holding AG	10,500	2,406
	Panalpina Welttransport Holding AG	20,460	2,394
	Tecan Group AG	16,390	2,278
	ams AG	85,137	2,256
	Bucher Industries AG	9,184	2,206
	Belimo Holding AG	747	2,136
	Emmi AG	3,458	2,073
	Allreal Holding AG	14,821	2,066
	Burckhardt Compression Holding AG	4,816	1,717
	Autoneum Holding AG	7,163	1,711

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	SFS Group AG	23,054	1,660
	Rieter Holding AG	7,994	1,657
	U-Blox AG	8,322	1,655
*	Kuoni Reisen Holding AG	4,042	1,580
	Implenia AG	23,305	1,556
	Schweiter Technologies AG	1,575	1,490
	St. Galler Kantonalbank AG	3,171	1,314
	Huber & Suhner AG	26,091	1,280
	Daetwyler Holding AG	8,599	1,279
	VZ Holding AG	4,069	1,266
*	Cosmo Pharmaceuticals SA	7,210	1,192
	Ascom Holding AG	64,098	1,050
^	Leonteq AG	14,276	996
*	AFG Arbonia-Forster Holding AG	68,898	960
	Valora Holding AG	3,733	912
^	Vontobel Holding AG	20,845	904
	Conzzeta AG	1,312	848
*	Kudelski SA	46,727	797
*	Bell AG	1,790	709
*	Schmolz & Bickenbach AG	954,661	698
	Siegfried Holding AG	3,608	677
^,*	Meyer Burger Technology AG	138,542	636
*	APG SGA SA	1,489	625
*	EFG International AG	97,103	607
	BKW AG	13,617	592
	Ypsomed Holding AG	3,838	572
*	Basilea Pharmaceutica AG	6,639	545
*	Zehnder Group AG	11,558	489
	Vetropack Holding AG	280	438
	Swissquote Group Holding SA	12,543	311
*	Plazza AG	1,312	283
^	Alpiq Holding AG	3,697	247
	Bachem Holding AG	3,267	218
*	Orascom Development Holding AG	15,285	131
*	Petroplus Holdings AG	36,495	1
			91,615
Taiwan (5.7%)
	China Life Insurance Co. Ltd.	5,323,651	4,001
	Chailease Holding Co. Ltd.	1,701,214	2,847
	Highwealth Construction Corp.	1,678,341	2,516
	WPG Holdings Ltd.	2,258,889	2,410
	Powertech Technology Inc.	1,120,662	2,262
	Phison Electronics Corp.	245,962	2,047
	Ruentex Development Co. Ltd.	1,625,142	1,828
	Micro-Star International Co. Ltd.	1,132,000	1,802
	Kenda Rubber Industrial Co. Ltd.	984,325	1,712
	Yageo Corp.	998,218	1,624
	Win Semiconductors Corp.	863,407	1,621
	Hiwin Technologies Corp.	365,985	1,605
	Tung Thih Electronic Co. Ltd.	89,000	1,582
	Merida Industry Co. Ltd.	373,055	1,528
	Standard Foods Corp.	624,557	1,512
	Simplo Technology Co. Ltd.	446,053	1,501
	King Yuan Electronics Co. Ltd.	1,701,963	1,498
	Ruentex Industries Ltd.	1,062,160	1,479
	Zhen Ding Technology Holding Ltd.	690,400	1,447
	Makalot Industrial Co. Ltd.	263,660	1,405
	Airtac International Group	209,229	1,383
	CTCI Corp.	1,061,667	1,381
	Hota Industrial Manufacturing Co. Ltd.	284,000	1,359
*	LCY Chemical Corp.	1,141,255	1,353
	eMemory Technology Inc.	122,000	1,333
	Tripod Technology Corp.	726,327	1,328
	Poya International Co. Ltd.	120,877	1,278

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Chroma ATE Inc.	575,040	1,274
	St. Shine Optical Co. Ltd.	67,419	1,259
	Chipbond Technology Corp.	908,852	1,206
	PChome Online Inc.	113,974	1,205
*	Land Mark Optoelectronics Corp.	82,000	1,204
	Tong Yang Industry Co. Ltd.	786,919	1,196
	Taiwan Paiho Ltd.	389,183	1,169
	TTY Biopharm Co. Ltd.	346,987	1,130
*	Winbond Electronics Corp.	4,307,000	1,116
	King Slide Works Co. Ltd.	92,675	1,097
	Chin-Poon Industrial Co. Ltd.	525,072	1,061
	King's Town Bank Co. Ltd.	1,516,193	1,055
	Silergy Corp.	79,000	1,049
	Voltronic Power Technology Corp.	65,101	1,025
	Cub Elecparts Inc.	84,589	1,022
*	Asia Pacific Telecom Co. Ltd.	3,117,000	997
	Grape King Bio Ltd.	165,000	992
	Radiant Opto-Electronics Corp.	683,147	980
	Wistron NeWeb Corp.	372,571	966
	Compeq Manufacturing Co. Ltd.	1,716,471	950
	TSRC Corp.	1,064,046	935
	Far Eastern Department Stores Ltd.	1,746,043	934
	Parade Technologies Ltd.	101,000	934
	Waterland Financial Holdings Co. Ltd.	3,767,000	931
*	Nan Kang Rubber Tire Co. Ltd.	1,095,107	924
*	China Petrochemical Development Corp.	3,559,077	898
	Taichung Commercial Bank Co. Ltd.	3,160,036	894
	FLEXium Interconnect Inc.	387,059	888
	Tung Ho Steel Enterprise Corp.	1,369,150	877
	Everlight Electronics Co. Ltd.	613,725	858
	Sino-American Silicon Products Inc.	765,945	813
	Kinsus Interconnect Technology Corp.	420,282	812
	Gigabyte Technology Co. Ltd.	747,271	798
	China Steel Chemical Corp.	235,853	787
	Clevo Co.	899,944	787
	Depo Auto Parts Ind Co. Ltd.	254,313	786
	Sercomm Corp.	329,000	780
	Elite Material Co. Ltd.	438,519	780
*	Yeong Guan Energy Technology Group Co. Ltd.	120,000	777
	Gourmet Master Co. Ltd.	96,650	777
	Tainan Spinning Co. Ltd.	1,873,674	757
	Firich Enterprises Co. Ltd.	312,246	756
	Yungtay Engineering Co. Ltd.	514,993	746
	WT Microelectronics Co. Ltd.	619,642	745
	Ginko International Co. Ltd.	68,200	738
	AmTRAN Technology Co. Ltd.	1,189,692	735
*	Ennoconn Corp.	57,000	725
	Taiwan Hon Chuan Enterprise Co. Ltd.	455,401	717
	Coretronic Corp.	790,000	717
	Grand Pacific Petrochemical	1,377,928	714
	Cleanaway Co. Ltd.	132,000	714
	Walsin Technology Corp.	849,685	696
*	E Ink Holdings Inc.	1,495,708	693
	Accton Technology Corp.	735,467	689
	Jih Sun Financial Holdings Co. Ltd.	3,162,205	688
	Casetek Holdings Ltd.	153,000	687
	Prince Housing & Development Corp.	1,853,183	677
	Huaku Development Co. Ltd.	379,499	669
	Qisda Corp.	2,104,000	666
*	Kinpo Electronics	1,947,196	656
	Neo Solar Power Corp.	1,212,571	647
	Formosa International Hotels Corp.	105,840	641
	Elan Microelectronics Corp.	617,350	638
*	China Man-Made Fiber Corp.	2,631,778	634

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Mitac Holdings Corp.	887,000	630
	Elite Advanced Laser Corp.	130,800	626
	China Synthetic Rubber Corp.	842,552	620
	Visual Photonics Epitaxy Co. Ltd.	399,941	615
	Shin Zu Shing Co. Ltd.	215,000	612
	Shinkong Synthetic Fibers Corp.	2,306,416	610
*	Sanyang Motor Co. Ltd.	951,037	610
	International Games System Co. Ltd.	71,213	605
	Flytech Technology Co. Ltd.	178,845	600
*	General Interface Solution Holding Ltd.	225,000	595
	Lien Hwa Industrial Corp.	951,810	592
	Wisdom Marine Lines Co. Ltd.	511,000	592
	Gigasolar Materials Corp.	35,600	591
	Mercuries Life Insurance Co. Ltd.	1,228,637	591
*	Motech Industries Inc.	620,259	584
	Taiwan Shin Kong Security Co. Ltd.	466,930	579
	Tong Hsing Electronic Industries Ltd.	202,056	579
	Farglory Land Development Co. Ltd.	480,854	575
	Great Wall Enterprise Co. Ltd.	830,190	562
	ScinoPharm Taiwan Ltd.	428,561	562
	Chlitina Holding Ltd.	79,750	560
	China Bills Finance Corp.	1,468,800	560
	Sinbon Electronics Co. Ltd.	269,000	559
	Greatek Electronics Inc.	487,000	554
	Hu Lane Associate Inc.	119,000	550
*	Bizlink Holding Inc.	96,000	545
	PharmaEngine Inc.	79,000	545
	XPEC Entertainment Inc.	170,761	541
	Goldsun Building Materials Co. Ltd.	2,090,591	539
*	Tatung Co. Ltd.	3,452,320	538
	Lung Yen Life Service Corp.	318,000	537
	Namchow Chemical Industrial Co. Ltd.	286,000	530
	Sporton International Inc.	94,799	519
*	Center Laboratories Inc.	247,200	517
*	Li Cheng Enterprise Co. Ltd.	106,000	515
	TXC Corp.	401,877	511
	Primax Electronics Ltd.	428,000	502
	San Shing Fastech Corp.	271,824	502
	Xxentria Technology Materials Corp.	185,776	501
	TA Chen Stainless Pipe	1,021,546	500
	Cheng Loong Corp.	1,386,920	496
*	Microbio Co. Ltd.	652,562	494
	USI Corp.	1,245,518	493
*	Pharmally International Holding Co. Ltd.	45,000	487
	China Metal Products	411,515	486
	YungShin Global Holding Corp.	315,647	470
	Taiwan FamilyMart Co. Ltd.	71,000	461
	Aten International Co. Ltd.	183,260	455
	ITEQ Corp.	488,261	451
	Merry Electronics Co. Ltd.	242,910	451
	United Integrated Services Co. Ltd.	319,000	449
	Taiwan Acceptance Corp.	195,000	443
	Lealea Enterprise Co. Ltd.	1,557,848	441
	Chong Hong Construction Co. Ltd.	272,493	436
	Yieh Phui Enterprise Co. Ltd.	1,704,355	432
	Globalwafers Co. Ltd.	187,000	428
	MIN AIK Technology Co. Ltd.	274,987	426
	Test Rite International Co. Ltd.	702,725	425
*	Orient Semiconductor Electronics Ltd.	1,109,000	424
*	HannStar Display Corp.	3,625,810	420
	Sitronix Technology Corp.	143,282	418
	AcBel Polytech Inc.	569,000	418
	Ambassador Hotel	521,519	415
	Universal Cement Corp.	646,414	413

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Adlink Technology Inc.	200,254	412
	Posiflex Technology Inc.	81,765	410
	Ardentec Corp.	658,267	409
*	Wei Chuan Foods Corp.	659,835	407
	Pihsiang Machinery Manufacturing Co. Ltd.	187,000	407
	BES Engineering Corp.	2,185,468	407
	Test Research Inc.	288,371	407
	Long Bon International Co. Ltd.	706,000	404
*	Taigen Biopharmaceuticals Holdings Ltd.	477,723	404
	Systex Corp.	240,000	403
	Basso Industry Corp.	180,000	402
*	Continental Holdings Corp.	1,167,600	401
	Zinwell Corp.	273,099	398
	Faraday Technology Corp.	297,000	397
	Topco Scientific Co. Ltd.	219,003	396
	Taiwan Cogeneration Corp.	527,903	396
*	Chaun-Choung Technology Corp.	116,000	396
*	Shining Building Business Co. Ltd.	1,101,463	394
	Taiwan TEA Corp.	856,293	393
	Pixart Imaging Inc.	180,920	392
	Masterlink Securities Corp.	1,424,177	389
	Advanced Ceramic X Corp.	73,000	383
*	Taiwan Styrene Monomer	756,579	379
	Wowprime Corp.	100,761	377
*	Swancor Ind Co. Ltd.	95,000	376
	Lextar Electronics Corp.	770,000	371
*	TWi Pharmaceuticals Inc.	106,000	370
	Asia Vital Components Co. Ltd.	470,337	369
	Sigurd Microelectronics Corp.	501,000	367
	Taiwan Semiconductor Co. Ltd.	304,000	365
*	Gintech Energy Corp.	537,354	365
	Getac Technology Corp.	539,000	363
	Nan Liu Enterprise Co. Ltd.	79,000	362
	Long Chen Paper Co. Ltd.	863,655	361
	Formosan Rubber Group Inc.	697,888	360
	Advanced Wireless Semiconductor Co.	197,000	359
*	Gigastorage Corp.	481,800	358
	Taiwan Surface Mounting Technology Corp.	429,530	357
	Sinyi Realty Inc.	426,824	356
	Green Seal Holding Ltd.	81,000	353
*	Ritek Corp.	4,038,000	352
	Syncmold Enterprise Corp.	215,000	352
	Holtek Semiconductor Inc.	219,279	351
	Everlight Chemical Industrial Corp.	562,523	350
	FocalTech Systems Co. Ltd.	405,398	347
	Wah Lee Industrial Corp.	254,883	345
	Taiwan PCB Techvest Co. Ltd.	354,102	342
	Zeng Hsing Industrial Co. Ltd.	76,000	342
	IEI Integration Corp.	313,623	341
	Hung Sheng Construction Ltd.	692,100	341
	Brogent Technologies Inc.	40,606	339
	YC INOX Co. Ltd.	450,159	337
	Toung Loong Textile Manufacturing	125,000	332
*	CMC Magnetics Corp.	3,249,369	330
	Taiwan Land Development Corp.	987,129	328
	Darwin Precisions Corp.	873,000	327
	Radium Life Tech Co. Ltd.	1,049,265	326
	WUS Printed Circuit Co. Ltd.	400,000	319
	China General Plastics Corp.	659,147	319
	Solar Applied Materials Technology Co.	609,201	318
	Mercuries & Associates Holding Ltd.	547,005	316
	Asia Polymer Corp.	567,525	314
	Sampo Corp.	748,311	313
	Evergreen International Storage & Transport Corp.	767,502	310

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	KEE TAI Properties Co. Ltd.	647,740	306
*	Medigen Biotechnology Corp.	161,680	304
	Kinik Co.	194,000	304
	Sunplus Technology Co. Ltd.	787,000	304
*	D-Link Corp.	973,406	304
	A-DATA Technology Co. Ltd.	327,915	303
	Dynapack International Technology Corp.	201,299	302
	CyberTAN Technology Inc.	586,571	301
	Senao International Co. Ltd.	224,000	299
	Soft-World International Corp.	160,520	293
	Federal Corp.	653,437	290
	Rich Development Co. Ltd.	1,031,000	289
*	Lotus Pharmaceutical Co. Ltd.	139,000	288
	Pan Jit International Inc.	552,000	287
	CSBC Corp. Taiwan	591,808	283
*	Ho Tung Chemical Corp.	1,270,356	282
	Holy Stone Enterprise Co. Ltd.	273,670	280
	Global Unichip Corp.	119,649	279
	Unitech Printed Circuit Board Corp.	803,738	278
	UPC Technology Corp.	1,025,510	277
*	Li Peng Enterprise Co. Ltd.	1,120,915	274
	Solartech Energy Corp.	525,414	273
	Career Technology MFG. Co. Ltd.	477,126	271
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	269
	ALI Corp.	445,358	268
	L&K Engineering Co. Ltd.	271,000	268
	Tong-Tai Machine & Tool Co. Ltd.	358,429	267
	Gloria Material Technology Corp.	488,484	267
	Topkey Corp.	78,000	266
	OptoTech Corp.	784,000	265
	Elite Semiconductor Memory Technology Inc.	324,000	263
	Hung Poo Real Estate Development Corp.	325,195	262
	Taiwan Fire & Marine Insurance Co. Ltd.	409,840	261
	Kuoyang Construction Co. Ltd.	710,648	259
	Rechi Precision Co. Ltd.	345,668	258
	Lotes Co. Ltd.	97,000	255
	Chung-Hsin Electric & Machinery Manufacturing Corp.	443,625	254
	Kuo Toong International Co. Ltd.	314,817	253
	Johnson Health Tech Co. Ltd.	159,283	251
	Lite-On Semiconductor Corp.	401,977	251
*	Green Energy Technology Inc.	442,746	247
	Chimei Materials Technology Corp.	455,000	247
	Taiflex Scientific Co. Ltd.	228,034	246
	Sincere Navigation Corp.	390,000	246
	Nien Hsing Textile Co. Ltd.	330,083	242
	Huang Hsiang Construction Corp.	272,051	241
*	Asia Optical Co. Inc.	325,000	241
	Alpha Networks Inc.	477,827	239
	Gemtek Technology Corp.	451,115	232
	Elitegroup Computer Systems Co. Ltd.	376,647	230
	Kindom Construction Corp.	461,000	228
	Bank of Kaohsiung Co. Ltd.	839,820	224
*	Chung Hung Steel Corp.	1,168,047	217
	Unizyx Holding Corp.	427,000	217
*	E-Ton Solar Tech Co. Ltd.	694,603	215
	TYC Brother Industrial Co. Ltd.	272,710	214
*	Taiwan Liposome Co. Ltd.	51,000	212
	Pan-International Industrial Corp.	578,595	211
	Ichia Technologies Inc.	446,000	211
	Taiyen Biotech Co. Ltd.	244,877	207
	Sonix Technology Co. Ltd.	208,000	207
	Etron Technology Inc.	531,947	201
	Altek Corp.	267,250	200
	Vivotek Inc.	83,693	196

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Weltrend Semiconductor	304,200	195
	Jess-Link Products Co. Ltd.	226,800	187
	China Chemical & Pharmaceutical Co. Ltd.	313,000	181
	Chung Hwa Pulp Corp.	586,135	181
	CHC Healthcare Group	114,727	177
	GeoVision Inc.	83,906	177
	Tyntek Corp.	448,250	176
	Darfon Electronics Corp.	287,000	175
	Chun Yuan Steel	516,676	173
	Microlife Corp.	66,500	172
	King's Town Construction Co. Ltd.	311,826	166
	Infortrend Technology Inc.	334,885	166
	Global Mixed Mode Technology Inc.	80,199	166
*	China Electric Manufacturing Corp.	667,000	165
*	Wafer Works Corp.	549,710	165
*	Silicon Integrated Systems Corp.	782,592	163
	Ability Enterprise Co. Ltd.	282,099	163
	Jentech Precision Industrial Co. Ltd.	124,698	160
	ITE Technology Inc.	182,418	156
	Unity Opto Technology Co. Ltd.	338,000	152
	Chia Hsin Cement Corp.	524,352	149
*	Genius Electronic Optical Co. Ltd.	106,732	149
*	Gold Circuit Electronics Ltd.	586,280	147
*	Concord Securities Co. Ltd.	755,324	146
	Globe Union Industrial Corp.	310,675	146
	FSP Technology Inc.	181,428	135
*	Champion Building Materials Co. Ltd.	625,000	134
	Cyberlink Corp.	61,076	132
	Quanta Storage Inc.	190,000	127
	Hsin Kuang Steel Co. Ltd.	260,569	126
*	AGV Products Corp.	495,000	123
*	HannsTouch Solution Inc.	523,731	114
	ACES Electronic Co. Ltd.	120,000	114
*	G Tech Optoelectronics Corp.	378,000	109
	Taiwan Mask Corp.	377,650	104
	Lingsen Precision Industries Ltd.	398,000	103
	ENG Electric Co. Ltd.	188,466	100
	Phihong Technology Co. Ltd.	308,618	98
*	Dynamic Electronics Co. Ltd.	366,468	95
*	Ta Ya Electric Wire & Cable	650,440	90
	Chinese Maritime Transport Ltd.	109,000	81
	Sunrex Technology Corp.	158,792	75
	Shih Wei Navigation Co. Ltd.	205,784	72
*	Eastern Media International Corp.	406,072	72
	Sheng Yu Steel Co. Ltd.	111,000	67
*	Global Brands Manufacture Ltd.	295,045	67
	Tsann Kuen Enterprise Co. Ltd.	91,295	65
	Great China Metal Industry	75,546	63
*	LES Enphants Co. Ltd.	145,059	61
	Advanced International Multitech Co. Ltd.	90,000	60
	Young Optics Inc.	58,000	55
*	Genesis Photonics Inc.	312,308	54
	Taiwan Sanyo Electric Co. Ltd.	43,509	32
			183,123
Thailand (1.2%)
*	Digital Telecommunications Infrastructure Fund	4,341,700	1,864
*	BTS Rail Mass Transit Growth Infrastructure Fund	4,618,976	1,572
*	Robinson Department Store PCL	754,800	1,110
*	Jasmine Broadband Internet Infrastructure Fund	4,076,300	1,096
*	KCE Electronics PCL	446,100	1,000
*	Superblock PCL	18,697,300	983
*	Siam Global House PCL	3,034,849	963
*	Bangkok Expressway & Metro PCL	5,649,682	962
*	Bangkok Land PCL	20,039,900	871

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Bangkok Airways Co. Ltd.	1,138,800	831
*	Srisawad Power 1979 PCL	685,607	827
*	Group Lease PCL	1,051,500	750
*	Major Cineplex Group PCL	768,445	692
*	Hana Microelectronics PCL	709,170	674
	Jasmine International PCL	5,368,588	669
*	Chularat Hospital PCL	8,158,860	667
*	Muangthai Leasing PCL	1,148,100	656
*	Tipco Asphalt PCL	905,600	636
*	Thaicom PCL	756,340	622
*	Gunkul Engineering PCL	805,950	617
*	Thanachart Capital PCL	605,920	602
^,*	Central Plaza Hotel PCL	526,790	580
*	PTG Energy PCL	1,273,600	542
*	TPI Polene PCL	7,453,800	532
*	Krungthai Card PCL	200,600	528
^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	497
*	Bangkok Chain Hospital PCL (Local)	1,672,440	493
*	Pruksa Real Estate PCL (Local)	639,890	471
*	Dynasty Ceramic PCL	3,808,000	468
	Kiatnakin Bank PCL (Foreign)	389,200	462
*	Tisco Financial Group PCL	362,950	451
	Bangkok Expressway & Metro PCL	2,581,033	439
*	SPCG PCL	729,100	436
*	Univentures PCL (Local)	2,412,388	434
*	momo.com Inc.	66,000	429
*	Unique Engineering & Construction PCL	811,800	413
*	Carabao Group PCL	360,900	413
	Bangkok Expressway & Metro PCL (Foreign)	2,412,253	411
*	Bangchak Petroleum PCL	431,000	382
*	CH Karnchang PCL	515,300	372
^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	370
^	TTW PCL	1,201,300	354
*	Thai Vegetable Oil PCL	467,600	345
*	U City PCL	397,043,575	341
*	CK Power PCL	5,461,800	337
^,*	Central Plaza Hotel PCL NVDR	289,900	319
	Bangkok Chain Hospital PCL (Foreign)	1,051,125	310
^	WHA Corp. PCL	3,527,247	306
^	Hana Microelectronics PCL (Foreign)	307,510	292
*	LPN Development PCL	693,711	277
^,*	Italian-Thai Development PCL (Foreign)	1,360,202	276
*	Supalai PCL	468,800	275
*	Sri Trang Agro-Industry PCL	740,900	273
	Pruksa Real Estate PCL (Foreign)	361,400	266
*	Thai Reinsurance PCL	3,398,450	264
	VGI Global Media PCL - NVDR	2,024,200	263
*	Inter Far East Energy Corp.	1,290,500	262
*	Esso Thailand PCL	1,741,000	261
*	TICON Industrial Connection PCL	622,700	253
*	GFPT PCL	671,200	244
	VGI Global Media PCL (Foreign)	1,865,788	243
^	Supalai PCL NVDR	413,100	242
*	Samart Corp. PCL	527,021	240
*	Sansiri PCL (Local)	5,274,300	232
*	Amata Corp. PCL	645,400	219
	Thanachart Capital PCL NVDR	216,600	215
	Tisco Financial Group PCL (Foreign)	172,150	214
*	Quality Houses PCL (Local)	3,199,233	203
*	Thoresen Thai Agencies PCL (Local)	750,944	198
	WHA Corp. PCL	2,187,000	190
^	Samart Corp. PCL (Foreign)	341,500	156
*	Cal-Comp Electronics Thailand PCL	1,718,516	148
	Asian Property Development PCL (Foreign)	861,256	148

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Italian-Thai Development PCL (Local)	676,308	137
^	Quality Houses PCL (Foreign)	2,133,757	135
^	Sino-Thai Engineering & Construction PCL NVDR	205,200	134
^	Univentures PCL (Foreign)	707,100	127
	Maybank Kim Eng Securities Thailand PCL	197,500	127
*	Kiatnakin Bank PCL (Local)	104,200	124
	TTW PCL	419,400	123
	Italian-Thai Development PCL	581,300	118
	TTW PCL NVDR	361,600	106
	AP Thailand PCL	532,800	91
*	Precious Shipping PCL	403,800	78
	Sansiri PCL (Foreign)	1,403,050	62
*	Precious Shipping PCL	309,900	60
*	Sino-Thai Engineering & Construction PCL	24,716	16
*	VGI Global Media PCL	104,424	14
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	11
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	11
*	Jasmine International PCL Warrants Exp. 06/25/2020	2,122,200	4
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	1
*	Sansiri PLC Warrants Exp. 07/29/2017	1,403,050	—
*	BTS Group Holdings PCL Warrants Exp. 10/16/2018	976,408	—
*	Italian-Thai Development PCL (Foreign) Warrants Exp. 05/13/2019	272,040	—
*	VGI Global Media PCL Foreign Warrants	224,000	—
*	VGI Global Media PCL NVDR Warrants	171,400	—
*	Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	166,980	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	135,261	—
*	Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	—
*	Precious Shipping PCL Warrants	23,790	—
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	—
			37,432
Turkey (0.3%)
	Dogus Otomotiv Servis ve Ticaret AS	131,580	568
*	Dogan Sirketler Grubu Holding AS	2,549,241	519
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	981,418	519
	Cimsa Cimento Sanayi VE Ticaret AS	85,590	498
	Soda Sanayii AS	274,605	462
	Otokar Otomotiv Ve Savunma Sanayi A.S.	10,532	407
*	Asya Katilim Bankasi AS	1,453,793	374
*	Aksa Enerji Uretim AS Class B	339,001	346
	Tekfen Holding AS	155,970	333
	Aksa Akrilik Kimya Sanayii AS	91,802	320
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	239,419	304
	Trakya Cam Sanayii AS	383,329	293
*	Sekerbank TAS	503,167	286
	Is Gayrimenkul Yatirim Ortakligi AS	415,691	281
	Konya Cimento Sanayii AS	2,412	279
	Gubre Fabrikalari TAS	134,487	275
	AvivaSA Emeklilik ve Hayat AS	36,150	255
	Tat Gida Sanayi AS	118,744	252
	Bagfas Bandirma Gubre Fabrikalari AS	38,973	228
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	220
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	6,728	207
*	NET Holding AS	182,457	203
	Albaraka Turk Katilim Bankasi AS	349,642	197
	Anadolu Hayat Emeklilik AS	93,284	191
*	Vestel Elektronik Sanayi ve Ticaret AS	72,776	188
	Adana Cimento Sanayii TAS Class A	66,280	181
	Torunlar Gayrimenkul Yatirim Ortakligi AS	97,105	179
	EGE Endustri VE Ticaret AS	1,718	178
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	57,254	170
*	Zorlu Enerji Elektrik Uretim AS	271,213	167
*	Koza Anadolu Metal Madencilik Isletmeleri AS	323,522	162
*	Anadolu Cam Sanayii AS	210,651	157
*	Afyon Cimento Sanayi TAS	70,729	155

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Bizim Toptan Satis Magazalari AS	24,664	155
*	Aksigorta AS	175,747	126
*	Akenerji Elektrik Uretim AS	223,987	99
*	Vakif Gayrimenkul Yatirim Ortakligi AS	103,738	95
	Alarko Holding AS	44,146	64
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	129,180	63
	Turcas Petrol AS	88,897	52
*	Ihlas Holding AS	631,611	50
			10,058
United Arab Emirates (0.1%)
	Amanat Holdings PJSC	2,327,877	537
*	Eshraq Properties Co. PJSC	1,862,512	433
	RAK Properties PJSC	2,140,955	326
*	Drake & Scull International PJSC	1,703,841	259
	National Central Cooling Co. PJSC	651,746	244
*	Aramex PJSC	63,513	58
			1,857
United Kingdom (12.8%)
	Mediclinic International plc	594,638	7,868
	IG Group Holdings plc	556,384	6,295
	Great Portland Estates plc	529,199	5,868
	Hiscox Ltd.	437,105	5,761
	Shaftesbury plc	431,386	5,738
	Greene King plc	477,242	5,712
*	Tullow Oil plc	1,384,497	5,689
	UBM plc	681,463	5,678
	Spirax-Sarco Engineering plc	112,528	5,622
	Man Group plc	2,419,421	5,233
*	BTG plc	584,400	5,067
	RPC Group plc	464,185	4,953
	Spectris plc	180,421	4,814
	Essentra plc	399,770	4,754
	BBA Aviation plc	1,604,645	4,699
	Berendsen plc	268,456	4,638
	Intermediate Capital Group plc	505,716	4,546
	Phoenix Group Holdings	347,191	4,369
	Amec Foster Wheeler plc	598,542	4,337
	WH Smith plc	174,971	4,286
	Regus plc	988,497	4,230
	Hays plc	2,160,641	4,054
	Britvic plc	390,140	4,019
	Jupiter Fund Management plc	651,378	4,016
	Close Brothers Group plc	225,319	3,996
	GVC Holdings plc	490,718	3,885
	Moneysupermarket.com Group plc	844,753	3,880
	AA plc	936,829	3,819
*	Beazley plc	799,574	3,811
	Playtech plc	319,183	3,759
*	Balfour Beatty plc	1,050,793	3,672
	Rotork plc	1,337,150	3,658
	Grafton Group plc	346,089	3,500
	Greencore Group plc	659,222	3,479
	UDG Healthcare plc	385,442	3,452
	UNITE Group plc	338,870	3,134
	National Express Group plc	653,378	3,103
	Home Retail Group plc	1,234,929	3,082
	QinetiQ Group plc	932,390	3,054
*	Thomas Cook Group plc	2,336,858	3,021
	WS Atkins plc	154,682	3,018
	SSP Group plc	716,667	3,014
	Centamin plc	1,664,402	2,943
	Michael Page International plc	482,582	2,872
	Crest Nicholson Holdings plc	375,851	2,868
	Carillion plc	666,192	2,867

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Kennedy Wilson Europe Real Estate plc	179,877	2,864
^	Drax Group plc	611,885	2,862
*	Cairn Energy plc	864,268	2,834
	Ultra Electronics Holdings plc	109,267	2,822
	Domino's Pizza Group plc	209,597	2,818
*	Firstgroup plc	1,860,073	2,719
	Dignity plc	75,317	2,691
^,*	Ocado Group plc	618,689	2,677
	Ladbrokes plc	1,560,017	2,677
	Bovis Homes Group plc	207,727	2,651
	Big Yellow Group plc	224,311	2,642
	Bodycote plc	295,786	2,582
	Tritax Big Box REIT plc	1,282,909	2,545
	Victrex plc	122,172	2,505
	Electrocomponents plc	657,224	2,481
	Kier Group plc	142,397	2,479
	Go-Ahead Group plc	65,909	2,468
	Lancashire Holdings Ltd.	303,260	2,438
	Stagecoach Group plc	644,174	2,426
*	Serco Group plc	1,709,706	2,405
	HomeServe plc	393,296	2,383
	Galliford Try plc	126,184	2,359
	Indivior plc	1,001,102	2,357
	Greggs plc	155,496	2,352
	Cineworld Group plc	308,930	2,339
	AVEVA Group plc	97,154	2,288
	Elementis plc	706,787	2,230
	Mitie Group plc	557,247	2,213
	Workspace Group plc	180,133	2,200
	Debenhams plc	1,890,949	2,172
	Savills plc	199,509	2,164
	PZ Cussons plc	458,824	2,162
	Dechra Pharmaceuticals plc	132,808	2,148
	Grainger plc	653,138	2,125
2	Spire Healthcare Group plc	440,661	2,113
	Synthomer plc	409,608	2,087
	Assura plc	2,501,385	2,072
	Laird plc	404,429	2,059
	Paragon Group of Cos. plc	472,452	2,054
	LondonMetric Property plc	876,161	2,030
	Senior plc	635,784	2,028
	Fidessa Group plc	57,737	2,013
	Genus plc	91,361	2,005
	Pets at Home Group plc	557,779	1,979
	Vesuvius plc	419,320	1,977
	Card Factory plc	365,509	1,946
	Virgin Money Holdings UK plc	353,027	1,887
	Marston's plc	894,775	1,880
	Halfords Group plc	299,927	1,851
	Diploma plc	172,842	1,849
	Redrow plc	327,761	1,836
*	SVG Capital plc	242,657	1,829
	Dairy Crest Group plc	216,744	1,790
	Dunelm Group plc	136,466	1,762
2	John Laing Group plc	561,364	1,742
	Tullett Prebon plc	348,268	1,727
	Brewin Dolphin Holdings plc	428,797	1,719
	Entertainment One Ltd.	627,446	1,699
	BGEO Group plc	50,654	1,697
	SIG plc	849,428	1,684
^	Hansteen Holdings plc	1,081,663	1,642
	JD Sports Fashion plc	89,447	1,634
*,2	Wizz Air Holdings plc	59,247	1,632
*	Evraz plc	762,490	1,583

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Safestore Holdings plc	316,988	1,572
	NMC Health plc	100,877	1,543
2	Zoopla Property Group plc	357,735	1,543
*	Vectura Group plc	612,344	1,539
	F&C Commercial Property Trust Ltd.	789,613	1,537
	esure Group plc	390,005	1,532
	Renishaw plc	53,962	1,495
	Morgan Advanced Materials plc	417,465	1,441
	Mitchells & Butlers plc	365,560	1,436
	Ted Baker plc	41,131	1,433
	International Personal Finance plc	359,477	1,406
	Keller Group plc	108,765	1,404
	Interserve plc	215,241	1,345
	Computacenter plc	108,996	1,330
	Petra Diamonds Ltd.	744,768	1,287
	J D Wetherspoon plc	131,274	1,272
	JRP Group plc	611,385	1,230
	Restaurant Group plc	305,486	1,229
	Northgate plc	208,260	1,229
^	Telecom Plus plc	89,867	1,224
	KCOM Group plc	793,784	1,200
	Countrywide plc	229,493	1,193
	St. Modwen Properties plc	264,234	1,182
	Acacia Mining plc	226,974	1,165
	Hunting plc	212,609	1,143
^	UK Commercial Property Trust Ltd.	933,251	1,131
*	Ophir Energy plc	1,020,849	1,128
	Lonmin plc	407,065	1,120
	Spirent Communications plc	965,451	1,107
	Devro plc	259,632	1,059
	De La Rue plc	146,958	1,042
*	Enterprise Inns plc	805,244	1,021
2	Sophos Group plc	339,980	1,021
	Redefine International plc	1,448,541	997
*	Premier Oil plc	917,283	993
^	Vedanta Resources plc	160,457	990
	Lookers plc	481,285	981
*	KAZ Minerals plc	385,981	968
	Premier Farnell plc	544,907	967
	Picton Property Income Ltd.	906,315	963
^,*	Allied Minds plc	169,587	954
	Polypipe Group plc	218,008	935
	N Brown Group plc	228,481	896
	Chesnara plc	199,136	888
	Chemring Group plc	423,492	885
	Helical Bar plc	156,500	878
^,*	Imagination Technologies Group plc	385,482	878
	SuperGroup plc	47,468	846
	Xaar plc	119,233	845
	ITE Group plc	372,320	843
	Foxtons Group plc	392,268	828
	RPS Group plc	322,755	823
	Oxford Instruments plc	84,873	819
*	Aldermore Group plc	274,892	756
*	Hochschild Mining plc	326,102	745
	Poundland Group plc	285,961	720
	Stobart Group Ltd.	477,180	719
*,2	Shawbrook Group plc	170,716	715
	Soco International plc	325,571	705
	Shanks Group plc	600,161	704
	888 Holdings plc	218,313	689
^,*	AO World plc	255,347	679
	Schroder REIT Ltd.	769,094	657
	Daejan Holdings plc	7,683	631

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
	Fenner plc			299,691	631
*	Xchanging plc			214,828	594
	OneSavings Bank plc			140,956	591
	Cape plc			174,719	588
^,*	Genel Energy plc			302,029	584
*	Premier Foods plc			961,414	549
*	Lamprell plc			392,595	498
	Speedy Hire plc			881,740	474
*	Mothercare plc			222,333	396
	U & I Group plc			25,155	73
^,*	Afren plc			1,404,272	37
*	Just Eat plc			1	—
					409,468
Total Common Stocks (Cost $3,285,912)					3,156,836

		Coupon
Temporary Cash Investments (10.9%)[1]
Money Market Fund (10.8%)
3,4	Vanguard Market Liquidity Fund	0.495%		346,700,856	346,701

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.617%	6/10/16	500	500
5,6	Federal Home Loan Bank Discount Notes	0.609%	6/17/16	2,000	1,999
5,6	Federal Home Loan Bank Discount Notes	0.582%	9/9/16	1,200	1,198
					3,697
Total Temporary Cash Investments (Cost $350,396)					350,398
Total Investments (109.5%) (Cost $3,636,308)					3,507,234
Other Assets and Liabilities—Net (-9.5%)					(304,157)
Net Assets (100%)					3,203,077

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $300,762,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 9.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $54,755,000, representing 1.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $323,477,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $2,898,000 have been segregated as initial margin for open futures contracts.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

99

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7702 062016

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Brazil (8.3%)
	Ambev SA	47,876,055	269,918
	Itau Unibanco Holding SA Preference Shares	25,255,624	241,376
	Banco Bradesco SA Preference Shares	25,425,095	191,469
*	Petroleo Brasileiro SA	48,210,897	186,017
	BRF SA	12,385,464	177,180
	Itau Unibanco Holding SA ADR	18,504,914	176,352
	Cielo SA	15,902,625	154,899
*	Petroleo Brasileiro SA Preference Shares	47,865,186	142,374
	Itausa - Investimentos Itau SA Preference Shares	53,056,042	133,595
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	26,463,908	132,194
	Ambev SA ADR	23,034,812	128,765
	Banco Bradesco SA ADR	16,791,019	125,429
	Ultrapar Participacoes SA	5,881,913	123,855
	Kroton Educacional SA	23,270,736	86,608
	Banco do Brasil SA	13,082,278	84,102
	Banco Bradesco SA	10,077,031	82,304
	BB Seguridade Participacoes SA	9,116,838	79,525
	Vale SA Preference Shares	17,164,586	78,555
	Vale SA	12,445,212	71,250
	Telefonica Brasil SA Preference Shares	5,718,356	70,431
	CCR SA	13,227,643	62,230
	Raia Drogasil SA	3,818,627	61,111
	Lojas Renner SA	9,779,612	59,060
	Vale SA Class B ADR	11,435,712	51,918
	Hypermarcas SA	5,842,959	51,545
^	Vale SA Class B ADR	8,518,462	48,300
	Lojas Americanas SA Preference Shares	9,393,973	43,784
	Klabin SA	8,417,945	42,662
*,^	Petroleo Brasileiro SA ADR (XNYS)	5,473,224	42,199
	Embraer SA	7,046,682	42,146
	CETIP SA - Mercados Organizados	3,424,140	42,035
*	Petroleo Brasileiro SA ADR (XNYS)	6,887,446	40,636
	Equatorial Energia SA	3,009,613	37,226
	WEG SA	8,363,928	36,916
	Tractebel Energia SA	3,283,665	36,424
	BR Malls Participacoes SA	6,839,221	33,667
	Fibria Celulose SA	3,389,710	29,942
	JBS SA	10,663,740	28,029
*	CPFL Energia SA	4,539,386	26,200
	Itau Unibanco Holding SA	2,875,232	23,885
	BTG Pactual Group	3,912,854	22,356
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	22,060
	Embraer SA ADR	952,112	21,994
	Localiza Rent a Car SA	2,228,113	21,379
	Multiplan Empreendimentos Imobiliarios SA	1,222,659	20,957
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	20,609
*,^	Cia Siderurgica Nacional SA ADR	5,434,406	20,542
	Gerdau SA Preference Shares	8,777,162	19,932
	Natura Cosmeticos SA	2,625,392	19,466
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,533,890	19,359
*	Cia Siderurgica Nacional SA	5,027,948	19,210
	Sul America SA	3,845,056	18,726
	TOTVS SA	2,155,769	17,676
	Suzano Papel e Celulose SA Preference Shares Class A	4,485,796	17,125
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	17,074
	M Dias Branco SA	715,626	16,604
	Tim Participacoes SA	7,332,842	16,289
	Cosan SA Industria e Comercio	1,715,687	15,884
	Qualicorp SA	3,474,664	15,053
	EDP - Energias do Brasil SA	3,784,408	14,085
	Estacio Participacoes SA	4,017,520	13,866

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,580,998	13,679
	BRF SA ADR	927,891	13,195
	Porto Seguro SA	1,508,751	12,152
*	Cia Energetica de Sao Paulo Preference Shares	2,889,725	12,099
	Tim Participacoes SA ADR	1,042,409	11,560
*	Centrais Eletricas Brasileiras SA	4,888,052	11,072
	Duratex SA	4,636,329	10,555
	Cia Paranaense de Energia ADR	1,271,406	10,515
	Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	10,213
	Lojas Americanas SA	3,170,742	10,206
	Cia Brasileira de Distribuicao ADR	689,111	10,095
	Bradespar SA Preference Shares	4,077,463	10,042
	Braskem SA Preference Shares	1,397,378	9,975
	AES Tiete Energia SA	2,342,740	9,618
	Gerdau SA ADR	4,302,223	9,594
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	542,149	8,906
	Multiplus SA	795,761	8,781
	Transmissora Alianca de Energia Eletrica SA	1,507,736	8,575
	Smiles SA	629,964	7,308
	EcoRodovias Infraestrutura e Logistica SA	3,236,796	7,058
*	B2W Cia Digital	1,667,791	6,644
	Braskem SA ADR	442,319	6,303
	Cia Energetica de Minas Gerais ADR	3,157,734	6,189
	MRV Engenharia e Participacoes SA	1,723,000	6,022
	Cia Hering	1,400,898	5,727
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	549,616	5,593
	Linx SA	365,498	5,027
	Iguatemi Empresa de Shopping Centers SA	615,822	4,781
	Odontoprev SA	1,340,245	4,076
^	Banco Santander Brasil SA ADR	739,290	3,977
*	Rumo Logistica Operadora Multimodal SA	3,161,371	3,934
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	5,285,983	3,842
	Alupar Investimento SA	967,432	3,727
*	Minerva SA	1,172,714	3,604
	Iochpe Maxion SA	847,217	3,584
	Via Varejo SA	2,000,400	3,565
	Fleury SA	487,700	3,542
	Metalurgica Gerdau SA Preference Shares Class A	3,942,591	3,336
	Sao Martinho SA	252,060	3,278
	Aliansce Shopping Centers SA	708,177	3,169
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	266,245	3,114
	BR Properties SA	1,042,239	3,112
	Telefonica Brasil SA ADR	252,440	3,110
	Arezzo Industria e Comercio SA	394,417	2,781
	Guararapes Confeccoes SA	162,220	2,735
	Banco do Estado do Rio Grande do Sul SA Preference Shares	1,098,500	2,718
*	Arteris SA	888,291	2,596
*	Usinas Siderurgicas de Minas Gerais SA	1,835,209	2,401
	Gafisa SA	3,508,411	2,367
	Marcopolo SA Preference Shares	3,417,098	2,345
	Cia Paranaense de Energia Preference Shares	263,705	2,171
	Even Construtora e Incorporadora SA	2,000,000	2,128
	Cia de Saneamento de Minas Gerais-COPASA	339,508	2,122
*	Marfrig Global Foods SA	1,022,111	1,929
	Cia Paranaense de Energia	354,187	1,914
	CVC Brasil Operadora e Agencia de Viagens SA	344,300	1,902
	Cia Energetica de Minas Gerais	887,045	1,829
	Mahle-Metal Leve SA	256,873	1,690
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	651,950	1,626
*	Oi SA Preference Shares	5,405,362	1,603
	Centrais Eletricas Brasileiras SA ADR	407,000	1,514
	Alpargatas SA Preference Shares	542,180	1,458
	JSL SA	478,500	1,283
	Tupy SA	283,864	1,127

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	SLC Agricola SA	238,515	1,076
	Light SA	343,489	1,029
	Grendene SA	177,785	878
	QGEP Participacoes SA	709,525	842
*	Magnesita Refratarios SA	197,760	805
*	Restoque Comercio e Confeccoes de Roupas SA	617,504	756
*	Oi SA	2,605,649	652
	GAEC Educacao SA	211,426	645
*	Randon Participacoes SA Preference Shares	771,000	639
	Ez Tec Empreendimentos e Participacoes SA	129,462	629
	Direcional Engenharia SA	344,070	615
2	Ser Educacional SA	149,000	496
*	CPFL Energia SA ADR	39,495	457
	Santos Brasil Participacoes SA	116,835	440
*	International Meal Co. Alimentacao SA	360,019	440
*	Mills Estruturas e Servicos de Engenharia SA	307,741	377
*	JHSF Participacoes SA	790,455	340
*	Gol Linhas Aereas Inteligentes SA Preference Shares	376,700	267
	Sonae Sierra Brasil SA	43,310	217
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares Temp Line	11,858	195
*	Marisa Lojas SA	65,700	165
*	Paranapanema SA	299,662	155
*,^	Oi SA ADR	412,996	134
*	PDG Realty SA Empreendimentos e Participacoes	100,700	100
	Banco Santander Brasil SA	9,600	52
*	Usinas Siderurgicas de Minas Gerais SA Rights Expire 5/23/16	1,454,231	34
*	Randon Participacoes SA Preference Shares Rights Expire 05/12/16	112,726	13
*	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A Rights Expire 05/27/16	7,082	4
	Itausa - Investimentos Itau SA	115	—
			4,325,504
Chile (1.4%)
	SACI Falabella	7,607,162	58,884
	Empresas COPEC SA	5,840,830	58,349
	Cencosud SA	18,154,515	48,795
	Banco de Chile	397,013,155	43,530
	Empresas CMPC SA	17,337,561	38,728
*	Latam Airlines Group SA (XSGO)	4,868,777	34,796
	Banco de Credito e Inversiones	777,905	33,477
	Colbun SA	115,380,807	31,122
	Aguas Andinas SA Class A	48,782,934	28,270
	Enersis Americas SA	166,324,784	28,258
	Banco Santander Chile	550,204,304	26,485
	Cia Cervecerias Unidas SA	2,355,047	26,395
	Empresa Nacional de Electricidad SA	28,174,325	25,932
*	Itau CorpBanca	2,561,374,309	23,303
	Enersis Americas SA ADR	2,622,258	22,447
	Empresa Nacional de Electricidad SA ADR	798,538	22,239
	Banco Santander Chile ADR	1,050,830	20,386
*	Enersis Chile SA	166,324,784	20,369
	AES Gener SA	40,551,564	20,311
*	Enersis Chile SA ADR	2,644,273	16,844
	Empresa Nacional de Telecomunicaciones SA	1,839,314	16,042
	Sociedad Quimica y Minera de Chile SA ADR	741,512	15,446
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	14,183
*	Endesa Americas SA	28,174,325	13,205
	Embotelladora Andina SA Preference Shares	3,802,170	12,884
*	Endesa Americas SA ADR	802,238	11,336
	Parque Arauco SA	3,375,585	6,535
	SONDA SA	2,708,046	5,413
*	Latam Airlines Group SA (BVMF)	732,067	4,828
	Vina Concha y Toro SA	2,867,493	4,818
	E.CL SA	2,086,114	3,623
	Ripley Corp. SA	4,938,456	2,425
	CAP SA	348,071	1,241

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Inversiones Aguas Metropolitanas SA	675,061	1,099
*	Cia Sud Americana de Vapores SA	30,370,813	640
	Forus SA	210,966	636
	Inversiones La Construccion SA	27,113	320
			743,594
China (27.1%)
	Tencent Holdings Ltd.	81,676,560	1,661,980
	China Mobile Ltd.	81,208,067	932,331
	China Construction Bank Corp.	1,398,419,913	888,174
	Industrial & Commercial Bank of China Ltd.	1,130,760,003	605,410
	Bank of China Ltd.	1,180,465,177	477,964
	Ping An Insurance Group Co. of China Ltd.	79,928,476	375,111
	CNOOC Ltd.	245,102,252	302,780
	China Petroleum & Chemical Corp.	395,061,372	278,394
	China Life Insurance Co. Ltd. (XHKG)	115,912,470	267,011
	PetroChina Co. Ltd.	323,547,479	236,717
	China Overseas Land & Investment Ltd.	58,660,276	186,203
	China Merchants Bank Co. Ltd.	75,740,905	165,920
	Agricultural Bank of China Ltd.	427,082,065	154,139
	China Pacific Insurance Group Co. Ltd.	41,721,994	146,296
	CITIC Ltd.	97,750,674	142,549
	China Telecom Corp. Ltd.	245,479,683	121,529
	China Unicom Hong Kong Ltd.	87,374,248	102,253
	China Resources Land Ltd.	41,296,771	101,453
	China Minsheng Banking Corp. Ltd.	107,311,241	100,797
	Hengan International Group Co. Ltd.	11,172,900	100,107
	PICC Property & Casualty Co. Ltd.	50,600,895	92,047
	Haitong Securities Co. Ltd.	55,020,264	90,928
	China Shenhua Energy Co. Ltd.	53,585,425	90,229
	China Communications Construction Co. Ltd.	69,904,504	83,909
	Bank of Communications Co. Ltd.	132,395,345	83,444
	CITIC Securities Co. Ltd.	37,632,700	82,708
	Lenovo Group Ltd.	98,358,109	77,810
*	China CITIC Bank Corp. Ltd.	119,242,719	74,783
	Sinopharm Group Co. Ltd.	16,215,500	69,309
2	Dalian Wanda Commercial Properties Co. Ltd.	10,359,234	67,819
*,^	BYD Co. Ltd.	11,105,281	64,945
^	CRRC Corp. Ltd.	66,408,277	64,450
	Guangdong Investment Ltd.	42,860,080	60,521
	China Vanke Co. Ltd.	24,199,541	60,403
	CSPC Pharmaceutical Group Ltd.	64,523,757	57,347
	ENN Energy Holdings Ltd.	11,304,400	55,139
^	Evergrande Real Estate Group Ltd.	73,171,785	54,069
	China Merchants Holdings International Co. Ltd.	18,081,610	53,634
2	China Galaxy Securities Co. Ltd.	56,997,370	49,992
	China Railway Group Ltd.	62,227,408	49,255
	China Resources Power Holdings Co. Ltd.	29,075,048	48,970
	Dongfeng Motor Group Co. Ltd.	44,780,744	48,936
2	CGN Power Co. Ltd.	153,110,878	48,857
	Belle International Holdings Ltd.	80,015,500	48,798
	Anhui Conch Cement Co. Ltd.	18,294,652	48,208
	China Cinda Asset Management Co. Ltd.	142,142,000	46,546
	Fosun International Ltd.	33,509,267	46,300
*	China Taiping Insurance Holdings Co. Ltd.	22,500,020	45,849
	Sino Biopharmaceutical Ltd.	64,656,559	45,816
*,^	Alibaba Pictures Group Ltd.	193,870,000	45,292
	China Everbright International Ltd.	40,284,000	45,099
	Country Garden Holdings Co. Ltd.	112,707,728	44,471
	Shenzhou International Group Holdings Ltd.	8,587,065	44,391
	Zhuzhou CRRC Times Electric Co. Ltd.	7,703,500	43,831
	Beijing Enterprises Holdings Ltd.	8,153,000	42,521
	New China Life Insurance Co. Ltd.	13,001,519	42,384
	Brilliance China Automotive Holdings Ltd.	41,886,700	41,315
	China Resources Beer Holdings Company Ltd.	18,553,860	40,770

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Guangzhou Automobile Group Co. Ltd.	34,914,584	40,573
	China Railway Construction Corp. Ltd.	31,873,765	40,521
*,2	Huatai Securities Co. Ltd.	19,108,623	40,307
2	People's Insurance Co. Group of China Ltd.	97,589,000	39,247
	Huaneng Power International Inc.	54,826,978	39,106
	China State Construction International Holdings Ltd.	24,858,872	38,723
^	China Conch Venture Holdings Ltd.	18,809,633	38,058
	Kunlun Energy Co. Ltd.	42,957,230	37,291
^	Beijing Enterprises Water Group Ltd.	60,930,000	36,341
	Great Wall Motor Co. Ltd.	48,193,500	36,255
	Geely Automobile Holdings Ltd.	72,387,300	35,983
	China Longyuan Power Group Corp. Ltd.	51,549,800	35,665
	China Gas Holdings Ltd.	24,586,900	35,497
	ANTA Sports Products Ltd.	13,651,000	34,772
	Far East Horizon Ltd.	43,150,010	34,251
	Longfor Properties Co. Ltd.	22,719,580	31,874
	Haier Electronics Group Co. Ltd.	18,901,000	31,745
^,2	Shengjing Bank Co. Ltd.	22,694,654	30,886
	Zijin Mining Group Co. Ltd.	90,467,680	30,182
^	China Huishan Dairy Holdings Co. Ltd.	80,026,365	29,875
	China Resources Gas Group Ltd.	10,348,100	29,283
	TravelSky Technology Ltd.	15,753,000	29,274
	Kingsoft Corp. Ltd.	12,573,000	28,868
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,551,857	28,529
	COSCO Pacific Ltd.	26,393,788	28,068
	Shenzhen International Holdings Ltd.	17,129,000	27,952
*	Sinopec Shanghai Petrochemical Co. Ltd.	55,320,788	27,136
	Shimao Property Holdings Ltd.	19,513,457	26,932
^	GCL-Poly Energy Holdings Ltd.	176,692,800	26,331
	China Everbright Ltd.	13,182,010	26,022
*	Alibaba Health Information Technology Ltd.	37,628,000	25,386
	Beijing Capital International Airport Co. Ltd.	23,515,081	25,229
^	China Oilfield Services Ltd.	28,841,800	25,020
	Jiangsu Expressway Co. Ltd.	18,984,139	24,949
	China Medical System Holdings Ltd.	19,222,711	24,945
	Sino-Ocean Land Holdings Ltd.	54,694,802	24,598
	China Everbright Bank Co. Ltd.	54,126,472	24,544
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	24,454
	AviChina Industry & Technology Co. Ltd.	34,458,000	24,019
	Jiangxi Copper Co. Ltd.	19,562,898	23,885
	China National Building Material Co. Ltd.	45,772,960	23,599
	Shanghai Pharmaceuticals Holding Co. Ltd.	10,978,753	23,270
	Zhejiang Expressway Co. Ltd.	22,618,704	23,080
	Chongqing Rural Commercial Bank Co. Ltd.	43,601,461	22,916
^	GOME Electrical Appliances Holding Ltd.	177,193,805	22,726
	Guangzhou R&F Properties Co. Ltd.	15,492,900	21,605
*,^	Aluminum Corp. of China Ltd.	61,977,220	20,722
	Air China Ltd.	27,288,748	20,660
	Kingboard Chemical Holdings Ltd.	10,707,171	20,593
	Tsingtao Brewery Co. Ltd.	5,120,000	19,324
^	Shanghai Electric Group Co. Ltd.	45,999,756	19,229
*	GF Securities Co. Ltd. Class A	7,890,374	19,168
	ZTE Corp.	12,085,592	18,803
	China Communications Services Corp. Ltd.	39,409,973	18,601
	Shenzhen Investment Ltd.	45,841,015	18,491
	Huaneng Renewables Corp. Ltd.	62,520,000	18,449
	China Power International Development Ltd.	42,495,469	18,138
	Sunac China Holdings Ltd.	28,046,406	17,931
	China Southern Airlines Co. Ltd.	28,522,000	17,885
	Nine Dragons Paper Holdings Ltd.	24,363,000	17,457
^	China Coal Energy Co. Ltd.	36,647,800	17,352
^	Yanzhou Coal Mining Co. Ltd.	30,361,320	17,244
	Weichai Power Co. Ltd.	14,264,640	17,130
	China Jinmao Holdings Group Ltd.	59,060,094	16,909

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Shandong Weigao Group Medical Polymer Co. Ltd.	28,053,800	16,841
*,^	China COSCO Holdings Co. Ltd.	43,008,000	16,792
	Shanghai Industrial Holdings Ltd.	7,317,445	16,636
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,092,500	16,521
2	Sinopec Engineering Group Co. Ltd.	17,652,272	16,373
^,2	BAIC Motor Corp. Ltd.	19,240,200	16,180
^	Tech Pro Technology Development Ltd.	46,078,000	16,138
	Haitian International Holdings Ltd.	9,107,000	15,538
	Yuexiu Property Co. Ltd.	103,605,732	15,041
	Sunny Optical Technology Group Co. Ltd.	4,668,000	14,397
*,^	China Shipping Container Lines Co. Ltd.	62,944,618	14,369
^	Metallurgical Corp. of China Ltd.	47,542,937	14,285
^	China Shipping Development Co. Ltd.	19,976,021	14,184
*,^	Luye Pharma Group Ltd.	20,402,000	14,157
	Lee & Man Paper Manufacturing Ltd.	21,532,000	14,113
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,353,698	13,968
*	Kweichow Moutai Co. Ltd. Class A (XSSC)	350,402	13,530
^	Agile Property Holdings Ltd.	23,554,887	13,376
^	BBMG Corp.	18,256,000	13,342
*,^	China Eastern Airlines Corp. Ltd.	24,118,000	13,185
	Sinotrans Ltd.	28,517,000	13,180
	SOHO China Ltd.	26,150,506	13,147
	Huadian Power International Corp. Ltd.	24,688,000	12,659
^	Huishang Bank Corp. Ltd.	26,272,380	12,643
	KWG Property Holding Ltd.	19,417,500	12,563
*,^	China Traditional Chinese Medicine Co. Ltd.	26,639,013	12,499
	China International Marine Containers Group Co. Ltd.	7,926,198	12,369
*,^	CAR Inc.	10,761,532	12,217
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	11,975
	Skyworth Digital Holdings Ltd.	18,352,000	11,944
	Dazhong Transportation Group Co. Ltd. Class B	9,614,472	11,908
	Datang International Power Generation Co. Ltd.	41,802,568	11,876
^	Zhaojin Mining Industry Co. Ltd.	13,650,500	11,795
^	China Hongqiao Group Ltd.	16,053,256	11,750
*	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	11,686
*	Huatai Securities Co. Ltd. Class A (XSSC)	4,291,942	11,473
^	Xinjiang Goldwind Science & Technology Co. Ltd.	6,913,600	11,386
^	China Zhongwang Holdings Ltd.	22,724,086	11,316
	Lao Feng Xiang Co. Ltd. Class B	2,923,706	11,105
*	China Agri-Industries Holdings Ltd.	32,407,961	11,104
*	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	11,071
	CSG Holding Co. Ltd. Class B	13,280,792	11,039
*	China Merchants Shekou Industrial Zone Co. Ltd. Class A	5,050,130	11,029
*	Fullshare Holdings Ltd.	33,445,000	10,665
^	Intime Retail Group Co. Ltd.	11,766,500	10,580
	Guangshen Railway Co. Ltd.	20,160,000	10,443
^	China Molybdenum Co. Ltd.	62,003,000	10,417
^	Beijing Jingneng Clean Energy Co. Ltd.	32,620,000	10,292
^	China Resources Cement Holdings Ltd.	31,030,686	10,211
^	Golden Eagle Retail Group Ltd.	8,758,000	10,094
	Shenzhen Expressway Co. Ltd.	11,268,000	10,000
*	Hopson Development Holdings Ltd.	10,234,000	9,726
	China Dongxiang Group Co. Ltd.	45,863,000	9,446
*,^	Li Ning Co. Ltd.	21,646,791	9,388
*	GF Securities Co. Ltd.	4,118,000	9,346
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,087,508	9,345
*,2	Legend Holdings Corp.	3,751,400	9,064
	Guangdong Electric Power Development Co. Ltd. Class B	15,675,144	8,871
*,^	Greentown China Holdings Ltd.	11,921,500	8,859
	Huadian Fuxin Energy Corp. Ltd.	40,177,852	8,752
*,2	Tianhe Chemicals Group Ltd.	57,304,542	8,643
	Kingboard Laminates Holdings Ltd.	16,724,000	8,550
*	Shanghai Pudong Development Bank Co. Ltd. Class A	3,114,809	8,542
*,^	Renhe Commercial Holdings Co. Ltd.	250,638,999	8,538

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,527
*	China State Construction Engineering Corp. Ltd. Class A (XSSC)	10,016,495	8,485
*	Midea Group Co. Ltd. Class A	1,670,183	8,248
	Shanghai Baosight Software Co. Ltd. Class B	2,156,013	8,106
*	Qingdao Haier Co. Ltd. Class A (XSSC)	6,246,625	7,991
^	Angang Steel Co. Ltd.	16,832,374	7,961
*	China Minsheng Banking Corp. Ltd. Class A (XSSC)	5,563,588	7,955
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,946
*	Industrial Bank Co. Ltd. Class A	3,135,301	7,774
^	Poly Property Group Co. Ltd.	28,577,900	7,629
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,446
*	Agricultural Bank of China Ltd. Class A (XSHG)	15,485,300	7,438
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,473,000	7,357
*	SAIC Motor Corp. Ltd. Class A (XSSC)	2,342,850	7,333
*,^,2	China Railway Signal & Communication Corp. Ltd.	12,318,400	7,305
	China BlueChemical Ltd.	31,187,405	7,217
	Anhui Gujing Distillery Co. Ltd. Class B	2,177,234	7,216
*,^,2	Red Star Macalline Group Corp. Ltd.	6,243,359	7,088
	BOE Technology Group Co. Ltd. Class B	27,698,922	6,911
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,865
*	China Everbright Bank Co. Ltd. Class A (XSSC)	12,158,104	6,822
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	6,674
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	19,720,979	6,654
	Shanghai Haixin Group Co. Class B	8,159,819	6,644
^	China South City Holdings Ltd.	34,480,000	6,598
	China National Accord Medicines Corp. Ltd. Class B	1,203,249	6,563
*	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,388,499	6,494
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,493
*,^	Sinopec Oilfield Service Corp.	29,482,000	6,441
	Anhui Expressway Co. Ltd.	8,070,000	6,426
*	Bank of Beijing Co. Ltd. Class A (XSSC)	4,042,288	6,400
^	Biostime International Holdings Ltd.	2,286,000	6,350
*,^	Maanshan Iron & Steel Co. Ltd.	27,226,000	6,257
	Greatview Aseptic Packaging Co. Ltd.	12,328,000	6,243
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,005
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd.	3,888,000	5,990
*	Huaxia Bank Co. Ltd. Class A (XSSC)	3,780,414	5,912
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,870
*	Wuliangye Yibin Co. Ltd. Class A	1,327,581	5,806
*	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	5,744
*,^	Hanergy Thin Film Power Group Ltd.	206,154,000	5,723
^	Sinotruk Hong Kong Ltd.	11,355,500	5,718
^	Dalian Port PDA Co. Ltd.	13,118,000	5,695
*	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	5,677
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,637
^	Tong Ren Tang Technologies Co. Ltd.	3,576,000	5,602
*	Poly Real Estate Group Co. Ltd. Class A (XSSC)	4,058,324	5,590
	Double Coin Holdings Ltd. Class B	4,398,334	5,372
*	China Merchants Securities Co. Ltd. Class A (XSSC)	2,089,964	5,366
*,^,2	Dali Foods Group Co. Ltd.	8,522,500	5,278
	China Machinery Engineering Corp.	7,757,639	5,271
*	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	5,236
*,2	3SBio Inc.	4,311,500	5,205
*	China Merchants Bank Co. Ltd. Class A (XSSC)	1,885,475	5,141
^	Sichuan Expressway Co. Ltd.	15,288,000	5,111
*	China High Speed Transmission Equipment Group Co. Ltd.	6,572,000	5,093
	Central China Securities Co. Ltd.	10,247,000	5,067
^	CIMC Enric Holdings Ltd.	9,671,713	5,066
	Guotai Junan Securities Co. Ltd. Class A	1,794,600	5,033
^	Zhongsheng Group Holdings Ltd.	9,804,000	5,021
*	Yunnan Baiyao Group Co. Ltd. Class A	533,786	4,973
^	Sinopec Kantons Holdings Ltd.	9,443,000	4,972
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,389,600	4,846
^,2	Cosmo Lady China Holdings Co. Ltd.	6,195,000	4,808

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	China Lesso Group Holdings Ltd.	8,685,000	4,775
*	Bank of Communications Co. Ltd. Class A (XSSC)	5,769,433	4,773
^	NetDragon Websoft Inc.	1,533,500	4,762
	Jiangling Motors Corp. Ltd. Class B	1,721,446	4,743
*	China National Nuclear Power Co. Ltd. Class A	4,308,807	4,684
*	Bank of Beijing Co. Ltd. Class A (XSHG)	2,948,200	4,668
*	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	643,210	4,623
^	Harbin Electric Co. Ltd.	11,202,000	4,585
^	Phoenix Healthcare Group Co. Ltd.	3,014,500	4,567
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	4,709,452	4,562
	Henan Shuanghui Investment & Development Co. Ltd. Class A	1,407,443	4,458
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,382
	Tibet Water Resources Ltd.	15,170,000	4,337
^	China National Materials Co. Ltd.	16,421,000	4,336
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,325
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,099,882	4,265
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	407,653	4,242
*	China Foods Ltd.	11,529,506	4,234
*	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,184
	Shandong Airlines Co. Ltd. Class B	1,650,293	4,142
*	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,856,683	4,109
^	PAX Global Technology Ltd.	4,737,000	4,080
*	Huadian Energy Co. Ltd. Class B	7,910,644	4,026
*	Huaxia Bank Co. Ltd. Class A (XSHG)	2,573,576	4,025
^	Sinofert Holdings Ltd.	29,344,000	4,003
	Beijing North Star Co. Ltd.	12,588,000	3,998
*	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,732,416	3,986
*	Shanghai RAAS Blood Products Co. Ltd. Class A	689,936	3,975
	Suning Commerce Group Co. Ltd. Class A	2,314,300	3,944
*	Industrial Securities Co. Ltd. Class A (XSSC)	3,135,665	3,937
*	Coolpad Group Ltd.	19,416,600	3,843
*,^,2	China Huarong Asset Management Co. Ltd.	10,856,000	3,828
*	Ping An Bank Co. Ltd. Class A	2,318,569	3,769
*	Guosen Securities Co. Ltd. Class A	1,598,334	3,762
*	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,757
*	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,735
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,717
	CIFI Holdings Group Co. Ltd.	16,042,000	3,712
*	Bank of Ningbo Co. Ltd. Class A	1,707,544	3,679
*	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,665
	Xinhua Winshare Publishing and Media Co. Ltd.	3,906,000	3,636
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	1,560,438	3,606
	Logan Property Holdings Co. Ltd.	9,379,368	3,573
*,^	SMI Holdings Group Ltd.	37,192,000	3,535
*	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	490,802	3,528
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,442,238	3,520
*,^	China Reinsurance Group Corp.	14,816,000	3,462
^	Bosideng International Holdings Ltd.	42,652,000	3,455
*	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,453
*	Wuxi Little Swan Co. Ltd. Class A	744,980	3,444
*,^	CITIC Resources Holdings Ltd.	37,980,000	3,414
*	Xiandai Investment Co. Ltd. Class A	3,157,175	3,408
^	Baoxin Auto Group Ltd.	5,383,000	3,406
*,^	Tianneng Power International Ltd.	4,144,000	3,394
*	Shandong Nanshan Aluminum Co. Ltd. Class A	2,935,358	3,375
	Digital China Holdings Ltd.	4,845,000	3,345
	Shandong Chenming Paper Holdings Ltd.	4,227,000	3,328
*,^	China Yurun Food Group Ltd.	19,510,149	3,326
*	Kama Co. Ltd. Class B	2,456,750	3,317
*	China United Network Communications Ltd. Class A (XSSC)	5,294,024	3,283
*	Jiangsu Kangde Xin Composite Material Co. Ltd. Class A	628,969	3,283
*	Huadong Medicine Co. Ltd. Class A	307,418	3,253
*	Beijing Enterprises Clean Energy Group Ltd.	54,020,579	3,253
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,092,876	3,250

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Daqin Railway Co. Ltd. Class A (XSSC)	3,204,970	3,225
^	Dongfang Electric Corp. Ltd.	4,142,630	3,221
*	Western Securities Co. Ltd. Class A	881,850	3,197
*	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	958,579	3,181
*	CRRC Corp. Ltd. Class A (XSSC)	2,188,833	3,180
	Youzu Interactive Co. Ltd. Class A	608,916	3,148
*	Dongjiang Environmental Co. Ltd. Class A	1,197,933	3,147
*	Beijing Yanjing Brewery Co. Ltd. Class A	2,865,558	3,145
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	15,719,000	3,134
*	Huaneng Power International Inc. Class A (XSSC)	2,712,458	3,127
^	Kingdee International Software Group Co. Ltd.	9,600,000	3,113
^	CT Environmental Group Ltd.	10,630,000	3,101
*,^	Hybrid Kinetic Group Ltd.	99,254,000	3,100
*	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	3,098
*	Oceanwide Holdings Co. Ltd. Class A	2,015,149	3,071
*	BYD Electronic International Co. Ltd.	5,334,000	3,055
^	Vinda International Holdings Ltd.	1,662,000	3,047
*,2	Hua Hong Semiconductor Ltd.	2,980,000	2,997
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,997
*	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,015,048	2,996
*	China Vanke Co. Ltd. Class A	794,700	2,994
^,2	Fu Shou Yuan International Group Ltd.	4,263,000	2,991
*	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	1,308,910	2,985
*	Gree Electric Appliances Inc. of Zhuhai Class A	1,002,286	2,971
*	Aluminum Corp. of China Ltd. Class A	4,539,800	2,944
*	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,219,012	2,938
	Tianjin Capital Environmental Protection Group Co. Ltd.	5,284,000	2,938
*	CITIC Securities Co. Ltd. Class A (XSSC)	1,140,800	2,881
*	Gemdale Corp. Class A (XSSC)	1,506,160	2,819
*	Tsingtao Brewery Co. Ltd. Class A (XSSC)	630,046	2,813
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,834,000	2,806
*	Livzon Pharmaceutical Group Inc. Class A	408,087	2,796
*,^	China Overseas Property Holdings Ltd.	19,970,092	2,790
^	SSY Group Ltd.	8,140,000	2,787
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,778
*	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,776
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	5,895,741	2,757
	XTEP International Holdings Ltd.	4,646,000	2,740
*	China United Network Communications Ltd. Class A (XSHG)	4,397,800	2,727
^	China Modern Dairy Holdings Ltd.	14,801,000	2,716
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	626,236	2,698
*,^,2	Cogobuy Group	1,857,000	2,687
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	5,714,100	2,672
*	China International Travel Service Corp. Ltd. Class A	394,108	2,671
*,^	Chinasoft International Ltd.	7,344,000	2,655
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,650
*	Lao Feng Xiang Co. Ltd. Class A	406,700	2,649
*	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	2,635
	Hua Han Health Industry Holdings Ltd.	25,204,000	2,622
*	Luxshare Precision Industry Co. Ltd. Class A	602,125	2,617
^	China Water Affairs Group Ltd.	5,286,000	2,613
*	Huabei Expressway Co. Ltd. Class A	3,583,764	2,608
*	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	968,149	2,598
^	Wasion Group Holdings Ltd.	4,684,000	2,598
*	Lianyungang Ideal Group Co. Ltd. Class A	301,492	2,534
*	Shanghai International Airport Co. Ltd. Class A (XSSC)	601,789	2,521
^	West China Cement Ltd.	11,896,000	2,510
*	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,503
*	China Datang Corp. Renewable Power Co. Ltd.	20,920,000	2,470
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	2,734,144	2,470
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	2,460
*	Ningbo Port Co. Ltd. Class A	2,679,433	2,459
*	Tatwah Smartech Co. Ltd. Class A	838,646	2,445
^	Fufeng Group Ltd.	7,719,000	2,413

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Power Construction Corp. of China Ltd. Class A (XSSC)	2,473,600	2,386
*	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,831,361	2,382
*	AVIC Aircraft Co. Ltd. Class A	880,300	2,365
^	Poly Culture Group Corp. Ltd.	998,500	2,351
^	China Overseas Grand Oceans Group Ltd.	7,368,000	2,344
*	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,344
	Changjiang Securities Co. Ltd. Class A	1,622,548	2,335
*	Ping An Insurance Group Co. of China Ltd. Class A	474,033	2,332
	Shanghai Diesel Engine Co. Ltd. Class B	2,642,380	2,323
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,303
*	Avic Capital Co. Ltd. Class A (XSSC)	1,303,984	2,298
*	Wintime Energy Co. Ltd. Class A (XSSC)	3,355,054	2,277
*	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	714,214	2,257
*	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	2,253
*	Jointo Energy Investment Co. Ltd. Hebei Class A	1,509,239	2,249
*	GoerTek Inc. Class A	496,913	2,192
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,186
*	Anhui Conch Cement Co. Ltd. Class A (XSSC)	876,561	2,181
	Suofeiya Home Collection Co. Ltd. Class A	285,031	2,171
	China Fangda Group Co. Ltd. Class B	2,311,210	2,155
*	Shenzhen Airport Co. Class A	1,785,228	2,149
*	New Hope Liuhe Co. Ltd. Class A	833,712	2,135
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,153,067	2,131
	Zhejiang Dahua Technology Co. Ltd. Class A	998,292	2,127
*	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,126
^	Dah Chong Hong Holdings Ltd.	5,124,000	2,121
	Hubei Energy Group Co. Ltd. Class A	3,097,155	2,119
*	ZTE Corp. Class A	965,265	2,115
	Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	698,130	2,109
*	Huadian Power International Corp. Ltd. Class A (XSSC)	2,579,000	2,099
*	Shanxi Securities Co. Ltd. Class A	1,126,946	2,094
^	Bank of Chongqing Co. Ltd.	2,647,500	2,091
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,039,800	2,083
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	835,251	2,073
*	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	2,069
*	China Quanjude Group Co. Ltd. Class A	705,858	2,059
*	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	2,057
	Huangshan Tourism Development Co. Ltd. Class B	981,302	2,054
*,^	Leyou Technologies Holdings Ltd.	15,195,000	2,050
*	Luthai Textile Co. Ltd. Class A	1,225,191	2,046
*	Bank of Nanjing Co. Ltd. Class A (XSSC)	791,463	2,045
	Guizhou Tyre Co. Ltd. Class A	2,219,748	2,042
*	Dongxing Securities Co. Ltd. Class A	548,800	2,041
*	China Railway Construction Corp. Ltd. Class A (XSSC)	1,267,995	2,037
*	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	544,905	2,033
	Ajisen China Holdings Ltd.	4,774,000	2,026
*,^	National Agricultural Holdings Ltd.	9,208,000	2,023
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,013
*	Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,009
*	Dong-E-E-Jiao Co. Ltd. Class A	283,467	2,004
*	Avic Aviation Engine Corp. plc Class A (XSHG)	357,386	2,003
*	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	1,994
	Wuxi Little Swan Co. Ltd. Class B	621,774	1,990
*	Sinolink Securities Co. Ltd. Class A (XSSC)	992,400	1,989
*	Youngor Group Co. Ltd. Class A (XSSC)	851,350	1,986
*	Alpha Group Class A	382,561	1,984
*	Founder Securities Co. Ltd. Class A (XSSC)	1,719,213	1,980
*	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,966
*	INESA Electron Co. Ltd. Class B	2,287,766	1,953
*	China Railway Group Ltd. Class A (XSSC)	1,693,975	1,948
	C C Land Holdings Ltd.	6,678,000	1,944
*	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	1,939
*	CITIC Guoan Information Industry Co. Ltd. Class A	609,900	1,932
	TCL Corp. Class A	3,635,822	1,926

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Beijing Capital Land Ltd.	4,870,000	1,920
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	364,734	1,903
	China Power New Energy Development Co. Ltd.	24,240,000	1,902
*	Hangzhou Robam Appliances Co. Ltd. Class A	239,120	1,890
*,^	Chaowei Power Holdings Ltd.	2,955,000	1,890
*	Suzhou Victory Precision Manufacture Co. Ltd. Class A	519,917	1,885
*	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	1,870
*	Shenzhen Hifuture Electric Co. Ltd. Class A	811,862	1,851
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,806,191	1,848
*	Heilan Home Co. Ltd. Class A (XSSC)	1,121,680	1,847
*,2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,842
*,^	Carnival Group International Holdings Ltd.	14,010,000	1,822
*	Jiuzhitang Co. Ltd. Class A	474,214	1,819
*	GRG Banking Equipment Co. Ltd. Class A	485,912	1,819
*	Huangshan Tourism Development Co. Ltd. Class A	464,714	1,815
	Zhongtian Urban Development Group Co. Ltd. Class A	1,690,966	1,810
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,808
*	Ningbo Joyson Electronic Corp. Class A	349,503	1,793
	Bank of Nanjing Co. Ltd. Class A (XSHG)	693,800	1,792
*	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	598,011	1,791
	Weichai Power Co. Ltd. Class A	1,446,839	1,791
^	Yuexiu Transport Infrastructure Ltd.	2,666,000	1,788
*	Gemdale Corp. Class A (XSHG)	953,400	1,784
*	Shandong Huatai Paper Co. Ltd. Class A	2,484,292	1,775
*	Apeloa Pharmaceutical Co. Ltd. Class A	1,845,403	1,773
*	Wanxiang Qianchao Co. Ltd. Class A	752,015	1,766
*	Landing International Development Ltd.	61,390,000	1,758
*	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,045,600	1,754
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,751
*	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,311,959	1,749
	Guangdong Provincial Expressway Development Co. Ltd. Class B	3,339,431	1,742
*	Beijing Tongrentang Co. Ltd. Class A (XSSC)	404,897	1,735
*,^	Lifetech Scientific Corp.	10,164,000	1,722
	China Lilang Ltd.	2,693,000	1,722
*	Zhonglu Co. Ltd. Class B	599,742	1,717
*	Shenergy Co. Ltd. Class A (XSSC)	1,883,621	1,711
*	Air China Ltd. Class A (XSHG)	1,626,099	1,708
*	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	791,600	1,707
*	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,707
*	China XD Electric Co. Ltd. Class A (XSSC)	2,035,346	1,706
	China ZhengTong Auto Services Holdings Ltd.	4,163,000	1,701
*	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,700
*,^	Lianhua Supermarket Holdings Co. Ltd.	4,420,000	1,697
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	918,372	1,694
	CPMC Holdings Ltd.	3,769,000	1,692
*	Guoyuan Securities Co. Ltd. Class A	655,650	1,685
	Luthai Textile Co. Ltd. Class B	1,264,642	1,679
	Shanghai Jinjiang International Travel Co. Ltd. Class B	401,735	1,679
*	China Oilfield Services Ltd. Class A	829,777	1,673
	Xingda International Holdings Ltd.	7,994,000	1,673
*	China Spacesat Co. Ltd. Class A (XSSC)	336,376	1,672
*	Tus-Sound Environmental Resources Co. Ltd. Class A	347,397	1,670
*	Puyang Refractories Group Co. Ltd. Class A	1,420,681	1,664
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	2,280,402	1,663
*	Guangshen Railway Co. Ltd. Class A (XSSC)	2,565,034	1,662
*	Shanghai Potevio Co. Ltd. Class A	237,200	1,661
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A	755,400	1,658
*	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	551,500	1,651
*,^	Hi Sun Technology China Ltd.	9,372,000	1,643
*	Financial Street Holdings Co. Ltd. Class A	1,180,366	1,641
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,243,300	1,640
*	Sealand Securities Co. Ltd. Class A	955,600	1,632
*	Hebei Iron & Steel Co. Ltd. Class A	3,267,400	1,607
*	Shenwan Hongyuan Group Co. Ltd. Class A	1,244,115	1,606

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSSC)	1,319,620	1,597
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,255,927	1,589
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	1,587
*	Dongguan Development Holdings Co. Ltd. Class A	1,047,426	1,583
*	Shenzhen Energy Group Co. Ltd. Class A	1,513,292	1,581
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,580
*	Luzhou Laojiao Co. Ltd. Class A	440,799	1,579
	Lonking Holdings Ltd.	9,454,000	1,578
*	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,572
^	Yashili International Holdings Ltd.	6,513,000	1,570
*	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,570
*	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	1,567
*	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	397,373	1,567
*	Guoxuan High-Tech Co. Ltd.	291,431	1,565
	Dongxu Optoelectronic Technology Co. Ltd. Class A	1,341,208	1,562
*	Yechiu Metal Recycling China Ltd. Class A	737,500	1,562
*	Guangdong Haid Group Co. Ltd. Class A	666,055	1,557
*	Everbright Securities Co. Ltd. Class A (XSSC)	583,437	1,553
	TBEA Co. Ltd. Class A	1,155,500	1,549
*	Sichuan Tianqi Lithium Industries Inc. Class A	63,164	1,541
*	Leo Group Co. Ltd. Class A	525,023	1,540
*	Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	339,300	1,539
*	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	530,964	1,538
*	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,538
*	Zhejiang Supor Cookware Co. Ltd. Class A	297,422	1,537
*	Qinghai Salt Lake Industry Co. Ltd. Class A	569,500	1,535
^	China Suntien Green Energy Corp. Ltd.	13,491,000	1,535
*	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,533
*	Guangzhou Haige Communications Group Inc. Co. Class A	842,096	1,522
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,328,671	1,521
*	Northeast Securities Co. Ltd. Class A	803,155	1,513
	Zhejiang Chint Electrics Co. Ltd. Class A	520,558	1,511
*	Shanghai International Port Group Co. Ltd. Class A (XSSC)	1,996,322	1,508
	Powerlong Real Estate Holdings Ltd.	6,981,000	1,507
*	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	2,131,554	1,496
*,^	TCL Multimedia Technology Holdings Ltd.	2,512,000	1,494
	Beijing Utour International Travel Service Co. Ltd. Class A	464,000	1,491
*	Hualan Biological Engineering Inc. Class A	206,288	1,484
*,2	Haichang Ocean Park Holdings Ltd.	6,861,000	1,482
*	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	357,034	1,478
*	TangShan Port Group Co. Ltd. Class A (XSSC)	1,239,682	1,477
*	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	526,976	1,475
*	Tianjin Realty Development Group Co. Ltd. Class A	1,860,500	1,474
*	Bros Eastern Co. Ltd. Class A (XSSC)	1,562,779	1,468
	Texhong Textile Group Ltd.	1,500,500	1,468
	Eastern Communications Co. Ltd. Class B	1,915,674	1,462
*	China Oil & Gas Group Ltd.	21,060,000	1,460
	Iflytek Co. Ltd. Class A	339,000	1,460
*	Shanghai Xujiahui Commercial Co. Ltd. Class A	739,298	1,458
*	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,458
*	China High-Speed Railway Technology Co. Ltd. Class A	881,900	1,454
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	427,428	1,450
*	RiseSun Real Estate Development Co. Ltd. Class A	1,359,696	1,449
*	Fengfan Stock Co. Ltd. Class A	279,700	1,447
*	Kingenta Ecological Engineering Group Co. Ltd. Class A	590,494	1,445
*	Beijing Shiji Information Technology Co. Ltd. Class A	115,536	1,444
*	Fujian Expressway Development Co. Ltd. Class A (XSSC)	2,794,963	1,441
*	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,439
	BOE Technology Group Co. Ltd. Class A	3,906,400	1,436
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	637,700	1,435
*	Huaxin Cement Co. Ltd. Class A (XSSC)	1,237,003	1,432
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	1,431
*	Tibet Rhodiola Pharmaceutical Holding Co. Class A	209,820	1,428
*	New China Life Insurance Co. Ltd. Class A (XSSC)	232,493	1,423

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Xinjiang Tecon Animal Husbandry Bio-Technology Co. Ltd. Class A	1,038,404	1,421
*	BBMG Corp. Class A (XSSC)	1,092,490	1,421
*	Shanghai Shimao Co. Ltd. Class A (XSSC)	912,170	1,415
	Weiqiao Textile Co.	1,882,500	1,406
*	Hongfa Technology Co. Ltd. Class A	346,600	1,405
*	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	503,294	1,402
*	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,398
*	Shenzhen Topway Video Communication Co. Ltd. Class A	521,600	1,398
*	Fujian Sunner Development Co. Ltd. Class A	377,947	1,395
*	Shanghai Construction Group Co. Ltd. Class A (XSSC)	1,776,400	1,389
*	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,053,985	1,387
*	Tongfang Guoxin Electronics Co. Ltd. Class A	233,493	1,379
*	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	957,950	1,379
*	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	269,293	1,376
*	Markor International Home Furnishings Co. Ltd. Class A	732,528	1,376
*	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	1,240,882	1,374
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	583,437	1,372
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	852,260	1,366
^	Dawnrays Pharmaceutical Holdings Ltd.	1,660,000	1,363
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	2,120,400	1,355
*	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	1,353
*	Eternal Asia Supply Chain Management Ltd. Class A	331,300	1,352
*	Chongqing Road & Bridge Co. Class A	1,191,800	1,351
	Qingling Motors Co. Ltd.	4,166,000	1,351
*	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,345
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,345
	Concord New Energy Group Ltd.	24,890,000	1,337
*	Norinco International Cooperation Ltd. Class A	322,600	1,335
*	Zhongbai Holdings Group Co. Ltd. Class A	1,128,397	1,330
*	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,601,000	1,330
*,^	China Chengtong Development Group Ltd.	15,464,000	1,330
*,2	Ozner Water International Holding Ltd.	7,973,000	1,329
*	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	313,182	1,328
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,323
*	Searainbow Holding Corp. Class A	296,064	1,323
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	476,500	1,322
*	Changchun Gas Co. Ltd. Class A	1,022,800	1,320
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,146,678	1,320
*	Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,319
*	Shenzhen O-film Tech Co. Ltd. Class A	336,330	1,318
*	Zhejiang Semir Garment Co. Ltd. Class A	760,195	1,318
*	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,318
	Avic Capital Co. Ltd. Class A (XSHG)	746,900	1,316
	Shanghai Highly Group Co. Ltd. Class B	1,560,474	1,309
*	Sunvim Group Co. Ltd. Class A	1,326,700	1,304
*	Anhui Huamao Textile Co. Class A	1,495,364	1,301
*	Muyuan Foodstuff Co. Ltd. Class A	158,207	1,300
*	Anhui Golden Seed Winery Co. Ltd. Class A	956,301	1,298
	Tongling Nonferrous Metals Group Co. Ltd. Class A	3,066,100	1,297
*	Jiangsu Yoke Technology Co. Ltd. Class A	282,400	1,296
*	Thaihot Group Co. Ltd. Class A	418,332	1,292
*	Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,288
*,^	Sinosoft Technology Group Ltd.	2,370,000	1,288
*	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,288
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	2,797,700	1,285
*	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,284
*	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	1,283
*	Chongqing Department Store Co. Ltd. Class A	374,760	1,281
*	Shandong Realcan Pharmaceutical Co. Ltd. Class A	255,000	1,281
*	Org Packaging Co. Ltd. Class A	354,863	1,280
^	Hengdeli Holdings Ltd.	12,296,000	1,279
*	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,279
*	Tianjin Port Co. Ltd. Class A (XSSC)	899,699	1,275
*	Sunshine City Group Co. Ltd. Class A	1,389,633	1,274

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	307,312	1,271
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,267
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	325,135	1,265
*	Zhejiang Weixing New Building Materials Co. Ltd. Class A	460,928	1,263
*	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	232,607	1,262
*	Chinese Universe Publishing and Media Co. Ltd. Class A	394,291	1,262
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	1,830,400	1,259
*	Kangxin New Materials Co. Ltd. Class A	649,000	1,259
*	Shanghai Hile Bio-Technology Co. Ltd. Class A	196,809	1,256
*	China Aviation Optical-Electrical Technology Co. Ltd. Class A	220,768	1,255
*,2	Fuyao Glass Industry Group Co. Ltd.	556,401	1,254
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,125,472	1,252
	China All Access Holdings Ltd.	3,898,000	1,250
*,^	Greenland Hong Kong Holdings Ltd.	3,538,000	1,250
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	1,316,200	1,247
*	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	830,990	1,246
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	1,290,656	1,245
*	China Tianying Inc. Class A	628,237	1,245
*	Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,245
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,160,283	1,239
*	Nanjing Gaoke Co. Ltd. Class A (XSSC)	530,775	1,239
*	Topchoice Medical Investment Corp. Class A	263,079	1,238
*	Yingkou Port Liability Co. Ltd. Class A	2,248,900	1,236
*	Beijing Capital Retailing Group Co. Ltd. Class A	923,954	1,236
	Tianjin Development Holdings Ltd.	2,492,000	1,233
*	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,066,800	1,232
*	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	715,417	1,228
*	Yuzhou Properties Co. Ltd.	4,494,000	1,228
*	Guangzhou Grandbuy Co. Ltd. Class A	612,784	1,227
*	Yonghui Superstores Co. Ltd. Class A (XSSC)	938,292	1,227
*	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,224
*	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,222
*	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	313,322	1,219
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,842,349	1,219
*	Guangxi Liugong Machinery Co. Ltd. Class A	1,148,178	1,214
*	Wuhan Department Store Group Co. Ltd. Class A	449,509	1,211
*	Nanjing Xinjiekou Department Store Co. Ltd. Class A	303,834	1,205
*	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	108,280	1,204
*	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	307,357	1,199
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	382,942	1,192
*	Shanghai Construction Group Co. Ltd. Class A (XSHG)	1,519,602	1,188
*	Zhejiang NHU Co. Ltd. Class A	374,851	1,187
*	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,186
^	Boer Power Holdings Ltd.	2,112,000	1,185
*	XCMG Construction Machinery Co. Ltd. Class A	2,288,115	1,182
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,178
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,174
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	662,000	1,172
*	China Merchants Energy Shipping Co. Ltd. Class A	1,510,969	1,172
*	Jiangxi Ganfeng Lithium Co. Ltd. Class A	122,400	1,171
*	Yonggao Co. Ltd. Class A	894,021	1,170
*	Guanghui Energy Co. Ltd. Class A	1,637,925	1,170
*	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	116,094	1,168
*	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,167
*	Anhui Zhongding Sealing Parts Co. Ltd. Class A	349,400	1,164
*	Angel Yeast Co. Ltd. Class A	193,917	1,164
*,^	China Electronics Corp. Holdings Co. Ltd.	3,922,000	1,163
	Henan Pinggao Electric Co. Ltd. Class A	498,800	1,162
*	Yonghui Superstores Co. Ltd. Class A (XSHG)	885,300	1,157
*	Shenzhen Feima International Supply Chain Co. Ltd. Class A	389,550	1,156
*	Tianma Microelectronics Co. Ltd. Class A	413,603	1,156
*,^	Enerchina Holdings Ltd.	28,170,000	1,155
*	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	260,534	1,152
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,152

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Guorui Properties Ltd.	3,306,000	1,151
*	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	299,512	1,146
*	Do-Fluoride Chemicals Co. Ltd. Class A	81,300	1,145
*	Zhejiang Daily Media Group Co. Ltd. Class A	477,200	1,143
*	Inspur Electronic Information Industry Co. Ltd. Class A	321,849	1,143
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	421,305	1,143
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	747,200	1,142
*	Southwest Securities Co. Ltd. Class A (XSSC)	922,020	1,141
*	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	673,860	1,140
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	178,200	1,139
^	China SCE Property Holdings Ltd.	5,392,000	1,138
*	Avic Aviation Engine Corp. plc Class A (XSSC)	202,820	1,138
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	243,900	1,138
*	Stanley Fertilizer Co. Ltd. Class A	296,514	1,133
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	277,028	1,132
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	867,515	1,129
*	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,125
*	AVIC International Holding HK Ltd.	14,590,000	1,123
*	Beijing Orient Landscape & Ecology Co. Ltd. Class A	318,400	1,121
	Tieling Newcity Investment Holding Ltd. Class A	1,535,702	1,118
*	Xiamen Port Development Co. Ltd. Class A	715,716	1,117
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	497,507	1,117
*	Shengyi Technology Co. Ltd. Class A (XSSC)	835,800	1,114
*	Mingfa Group International Co. Ltd.	4,570,000	1,113
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	426,071	1,113
*	Shang Gong Group Co. Ltd. Class B	1,034,500	1,113
*	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,112
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	493,386	1,110
*	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	375,223	1,110
*	Guangdong Vanward New Electric Co. Ltd. Class A	432,420	1,108
*	China Avionics Systems Co. Ltd. Class A (XSSC)	378,620	1,104
*	Nanjing Pharmaceutical Co. Ltd. Class A	853,462	1,103
*	Han's Laser Technology Industry Group Co. Ltd. Class A	327,400	1,095
*,^	China Water Industry Group Ltd.	6,400,000	1,094
*	China Baoan Group Co. Ltd. Class A	518,400	1,089
*	Bright Dairy & Food Co. Ltd. Class A (XSSC)	598,507	1,089
	First Tractor Co. Ltd.	1,938,000	1,087
*	Addsino Co. Ltd. Class A	464,700	1,086
*	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	294,654	1,085
*	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,289,982	1,084
	Orient Securities Co. Ltd. Class A	390,100	1,082
*	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	332,192	1,080
*	Xiamen Xiangyu Co. Ltd. Class A	710,319	1,079
*	Zhejiang Transfar Co. Ltd. Class A	431,101	1,079
*	Wuhan Langold Real Estate Co. Ltd. Class A	1,262,879	1,079
*	Sunflower Pharmaceutical Group Co. Ltd. Class A	202,054	1,074
*	Central China Land Media Co. Ltd. Class A	483,198	1,074
	Jinke Properties Group Co. Ltd. Class A	1,814,400	1,073
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	419,407	1,072
*	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	194,558	1,071
*,^	China Public Procurement Ltd.	58,140,000	1,067
*	Xiamen International Airport Co. Ltd. Class A (XSSC)	351,750	1,064
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	401,601	1,062
*	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	232,500	1,062
*	Guodian Changyuan Electric Power Co. Ltd. Class A	520,285	1,062
*	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,597,010	1,060
*	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,058
*	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	577,270	1,054
*	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,049
	Anxin Trust Co. Ltd. Class A (XSHG)	428,200	1,043
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	1,041
*	TONTEC Technology Investment Group Co. Ltd. Class A	510,148	1,040
*	Shenzhen Topraysolar Co. Ltd. Class A	781,371	1,040
*	Sinolink Worldwide Holdings Ltd.	9,594,000	1,036

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Hytera Communications Corp. Ltd. Class A	713,465	1,035
*	CECEP Wind-Power Corp. Class A (XSSC)	649,758	1,029
*	Changchai Co. Ltd. Class A	723,785	1,026
*	Changyuan Group Ltd. Class A	435,800	1,024
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	422,800	1,024
*	FAW CAR Co. Ltd. Class A	529,443	1,023
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	1,368,046	1,022
*	Chengdu Qian Feng Electronics Co. Ltd. Class A	159,529	1,022
*	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	691,526	1,022
	Yifan Xinfu Pharmaceutical Co. Ltd. Class A	158,038	1,021
*	Jizhong Energy Resources Co. Ltd. Class A	1,049,951	1,019
*	Shenzhen Agricultural Products Co. Ltd. Class A	539,395	1,018
*	Shanghai Jahwa United Co. Ltd. Class A	232,700	1,016
*	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,014
*	Pubang Landscape Architecture Co. Ltd. Class A	897,097	1,014
	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	322,500	1,014
*	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,108,859	1,013
	Pacific Securities Co. Ltd./The Class A (XSSC)	1,016,800	1,010
*	Shaanxi Xinghua Chemistry Co. Ltd. Class A	913,772	1,010
*	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	180,218	1,009
*	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	411,338	1,008
*	Qiaqia Food Co. Ltd. Class A	326,493	1,008
*	Beijing Shouhang Resources Saving Co. Ltd. Class A	260,207	1,007
*	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,006
*	Tianshui Huatian Technology Co. Ltd. Class A	489,000	1,006
*	GreatWall Information Industry Co. Ltd. Class A	336,500	1,005
*	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	1,326,366	1,005
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	654,838	1,004
*	Palm Eco-Town Development Co. Ltd. Class A	239,201	1,004
*	SooChow Securities Co. Ltd. Class A (XSSC)	528,880	1,000
*	China Security & Fire Co. Ltd. Class A	286,000	1,000
*	China First Heavy Industries Class A (XSHG)	1,200,650	999
*	Jilin Forest Industry Co. Ltd. Class A	535,502	998
*	Huayi Compressor Co. Ltd. Class A	769,104	997
*	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	997
	Huaxin Cement Co. Ltd. Class B	1,445,800	994
*	Zhejiang Wanma Co. Ltd. Class A	318,872	994
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	407,400	993
*	Yantai Xinchao Industry Co. Class A	418,400	993
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	414,624	993
*	Sailun Jinyu Group Co. Ltd.	789,800	992
*	Youngor Group Co. Ltd. Class A (XSHG)	424,800	991
*	Shenzhen Coship Electronics Co. Ltd. Class A	640,400	991
*	Zhejiang Weixing Industrial Development Co. Ltd. Class A	452,100	988
*	China Great Wall Computer Shenzhen Co. Ltd. Class A	531,777	985
*	Venustech Group Inc. Class A	269,800	984
*	COFCO Property Group Co. Ltd. Class A	641,431	984
*	BeijingHualian Hypermarket Co. Ltd. Class A	955,251	983
*	Titan Wind Energy Suzhou Co. Ltd. Class A	562,504	982
*	Shandong Qixing Iron Tower Co. Ltd. Class A	224,012	981
*	Shandong Pharmaceutical Glass Co. Ltd. Class A	390,040	981
*	Jiangsu Sopo Chemical Co. Class A	571,400	981
*	Xiamen Tungsten Co. Ltd. Class A (XSSC)	269,800	981
*	Huawen Media Investment Corp. Class A	695,820	980
*	Hefei Meiling Co. Ltd. Class A	1,061,880	978
*	Hubei Mailyard Share Co. Ltd. Class A	307,400	978
	361 Degrees International Ltd.	2,726,000	976
*	Kunming Yunnei Power Co. Ltd. Class A	891,914	975
	Hangzhou First Pv Material Co. Ltd. Class A	166,490	975
*	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	270,082	973
*	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	971
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	584,024	971
*	Hongda Xingye Co. Ltd. Class A	330,980	970
*	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	969

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Shandong Hualian Mining Industry Holding Co. Ltd. Class A	730,743	968
*	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	116,158	968
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	967
*	Shanghai Shimao Co. Ltd. Class A (XSHG)	622,362	966
*	Zhejiang Medicine Co. Ltd. Class A	463,550	962
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	962
*	North China Pharmaceutical Co. Ltd. Class A	945,960	960
*	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	587,318	959
*	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	328,139	959
*	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	958
*	Shenyang Jinshan Energy Co. Ltd. Class A	1,215,058	955
*	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	955
*	Gansu Mogao Industrial Development Co. Ltd. Class A	413,800	955
*	Taiji Computer Corp. Ltd. Class A	190,700	953
*	Huapont Life Sciences Co. Ltd. Class A	663,100	952
*	Changchun Eurasia Group Co. Ltd. Class A	182,041	952
	Fujian Funeng Co. Ltd. Class A	527,431	950
*	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	204,900	950
*	Beijing SL Pharmaceutical Co. Ltd. Class A	218,081	949
*	Hundsun Technologies Inc. Class A (XSHG)	113,400	949
*	Whirlpool China Co. Ltd. Class A	576,350	949
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	155,600	949
*	Shandong Denghai Seeds Co. Ltd. Class A	455,701	947
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,208,501	947
*	Chongqing Dima Industry Co. Ltd. Class A	868,700	944
*	Zhejiang Hailiang Co. Ltd. Class A	823,916	941
*	China Railway Erju Co. Ltd. Class A	498,900	941
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	939
*	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	369,277	939
*	Gohigh Data Networks Technology Co. Ltd. Class A	469,000	938
*	Juneyao Airlines Co. Ltd. Class A	228,721	938
*	Daye Special Steel Co. Ltd. Class A	490,900	938
*	Dalian Friendship Group Class A	491,252	937
	XJ Electric Co. Ltd. Class A	398,000	936
*	Jinzhou Cihang Group Co. Ltd. Class A	367,264	934
	Jiangsu Hongdou Industrial Co. Ltd. Class A	687,700	934
	Sou Yu Te Group Co. Ltd. Class A	472,726	934
*	Xinxing Ductile Iron Pipes Co. Ltd. Class A	1,192,100	933
*	Shanghai Aerospace Automobile Electromechanical Co. Class A	566,829	930
*	Chongqing Brewery Co. Ltd. Class A	447,151	929
	Changchun High & New Technology Industries Inc. Class A	66,011	926
*	Shandong Sinobioway Biomedicine Co. Ltd.	223,560	926
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	1,762,076	921
	Shenzhen World Union Properties Consultancy Inc. Class A	715,750	921
*	Joyoung Co. Ltd. Class A	303,470	919
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	444,640	918
*	China CIFCO Investment Co. Ltd. Class A	263,200	917
*	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	916
*	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	112,285	915
*	Guangdong Golden Dragon Development Inc. Class A	312,200	912
	Haisco Pharmaceutical Group Co. Ltd. Class A	383,684	911
*	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	218,544	909
*,^	China Precious Metal Resources Holdings Co. Ltd.	28,230,000	905
*	Henan Senyuan Electric Co. Ltd. Class A	348,062	903
*	Fujian Zhangzhou Development Co. Ltd. Class A	1,271,733	902
*	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	901
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	423,300	898
*	Chuying Agro-pastora Group Co. Ltd. Class A	351,464	895
*	Zhejiang Yasha Decoration Co. Ltd. Class A	511,300	895
	Shaanxi International Trust Co. Ltd. Class A	1,003,000	895
*	China CAMC Engineering Co. Ltd. Class A	269,402	894
*	Silver Plaza Group Co. Ltd. Class A	673,492	894
*	Jiangsu Changbao Steeltube Co. Ltd. Class A	507,227	894
	Yotrio Group Co. Ltd. Class A	737,550	892

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	652,100	892
	Shanghai AJ Group Co. Ltd. Class A	566,300	892
*	Guangdong Goworld Co. Ltd. Class A	682,944	891
*	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	889
*	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	889
*	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	888
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	814,901	887
*	Shandong Sun Paper Industry JSC Ltd. Class A	1,085,300	887
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	886
*	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	884
*	Tengda Construction Group Co. Ltd. Class A	1,343,499	884
*	FAWER Automotive Parts Co. Ltd. Class A	784,373	883
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	516,964	883
*	Luolai Lifestyle Technology Co. Ltd. Class A	396,699	881
*	Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	881
*	HNA Investment Group Co. Ltd. Class A	1,107,500	880
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	622,400	873
*	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	872
*	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	279,400	871
*	China CSSC Holdings Ltd. Class A (XSHG)	249,270	871
*	Qinghai Huzhu Barley Wine Co. Ltd. Class A	326,600	870
*	Guangdong Advertising Group Co. Ltd. Class A	309,858	869
*	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	869
*	Maoming Petro-Chemical Shihua Co. Ltd. Class A	707,559	869
*	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	942,232	869
*	Zhejiang Sanhua Co. Ltd. Class A	771,111	869
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	355,000	865
*	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	977,248	865
*	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	860
*	Shanghai DZH Ltd. Class A	603,900	858
*	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	782,588	857
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	287,200	854
*	China CSSC Holdings Ltd. Class A (XSSC)	244,280	853
*	Wangfujing Group Co. Ltd. Class A (XSSC)	265,900	853
*	Glorious Property Holdings Ltd.	7,371,000	853
*	China Shipping Haisheng Co. Ltd. Class A	478,805	852
*	Zhejiang Hailide New Material Co. Ltd. Class A	375,067	852
^	V1 Group Ltd.	15,426,000	851
*	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	295,700	851
*	Rainbow Department Store Co. Ltd. Class A	408,722	849
*	Zhejiang Runtu Co. Ltd. Class A	358,901	849
*	China Huiyuan Juice Group Ltd.	1,916,500	848
*	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	103,850	847
*	Anhui Guofeng Plastic Industry Co. Ltd. Class A	965,000	846
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	845
*	Chongqing Changan Automobile Co. Ltd. Class A	341,500	844
*	Yunnan Tin Co. Ltd. Class A	476,300	843
*	China Fiber Optic Network System Group Ltd.	7,292,000	842
*	AVIC Electromechanical Systems Co. Ltd. Class A	304,100	841
*	Hongbaoli Group Corp. Ltd. Class A	699,459	839
*	ENN Ecological Holdings Co. Ltd. Class A	445,155	839
*	Zhongshan Public Utilities Group Co. Ltd. Class A	509,960	839
*	Yang Quan Coal Industry Group Co. Ltd. Class A	729,300	839
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	1,048,288	838
*	Luxi Chemical Group Co. Ltd. Class A	1,085,288	838
*	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	837
*	CNHTC Jinan Truck Co. Ltd. Class A	330,474	835
*	Jiangsu Hengli Hydraulic Co. Ltd. Class A	402,500	835
*	Hunan Friendship & Apollo Cmmericial Co. Ltd. Class A	510,200	834
	Yintai Resources Co. Ltd. Class A	362,735	834
*	Jinzhou Port Co. Ltd. Class A	1,044,971	834
*	Xinzhi Motor Co. Ltd. Class A	216,500	833
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	1,285,100	831
*	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	569,584	830

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	124,422	830
*	Metro Land Corp. Ltd. Class A	572,484	829
*	Wangfujing Group Co. Ltd. Class A (XSHG)	258,400	829
*	Wuhu Conch Profiles and Science Co. Ltd. Class A	443,345	828
*	Heilongjiang Agriculture Co. Ltd. Class A	517,150	828
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	825
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	824
*	Orient Group Inc. Class A (XSSC)	801,500	824
	Jiangsu Shagang Co. Ltd. Class A	531,100	822
*	SDIC Essence Holdings Co. Ltd. Class A	323,500	820
*	Baotou Huazi Industry Co. Ltd. Class A	334,700	820
*	Macrolink Real Estate Co. Ltd. Class A	753,332	815
*	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	147,465	812
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	812
*	Jiangsu Expressway Co. Ltd. Class A (XSSC)	646,700	811
*	AVIC Aero-Engine Controls Co. Ltd. Class A	196,500	810
*	Shijiazhuang Changshan Textile Co. Ltd. Class A	376,700	807
*	Xinjiang Tianshan Wool Tex Stock Co. Ltd. Class A	473,614	806
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	613,200	806
	Dalian Refrigeration Co. Ltd. Class B	691,500	806
*	INESA Electron Co. Ltd. Class A	487,500	805
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	363,795	804
*	Jiangxi Copper Co. Ltd. Class A	374,244	804
*	Huafu Top Dyed Melange Yarn Co. Ltd. Class A	516,900	802
*	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	188,200	801
*	Shanghai Jiaoda Onlly Co. Ltd. Class A	260,700	801
*	China Animal Husbandry Industry Co. Ltd. Class A	291,800	800
*	Shanghai Highly Group Co. Ltd. Class A	386,800	799
*	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	778,220	799
*	Anyang Iron & Steel Inc. Class A	1,791,380	798
*	Shandong Shengli Co. Class A	789,477	797
*	Jiangsu Lianyungang Port Co. Ltd. Class A	1,042,125	796
*	DHC Software Co. Ltd. Class A	205,645	796
*	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	734,200	796
*	Huagong Tech Co. Ltd. Class A	300,900	795
*	Jiangxi Changyun Co. Ltd. Class A	397,231	795
*	Shangying Global Co. Ltd. Class A	195,900	795
*	GCL System Integration Technology Co. Ltd. Class A	718,300	794
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	275,400	793
*	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	793
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	791
*	Shenzhen Gas Corp. Ltd. Class A (XSSC)	643,018	791
*	Nuode Investment Co. Ltd. Class A	773,000	790
^	Wisdom Sports Group	2,023,000	789
*	Rongxin Power Electronic Co. Ltd. Class A	280,500	789
*	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	556,752	789
*	China National Medicines Corp. Ltd. Class A	185,586	788
*	Shanghai Datun Energy Resources Co. Ltd. Class A	536,200	787
*	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	778,498	786
*	Cachet Pharmaceutical Co. Ltd. Class A	135,643	785
*	China Dynamics Holdings Ltd.	16,490,000	784
*	Jinling Pharmaceutical Co. Ltd. Class A	397,231	783
	Talkweb Information System Co. Ltd. Class A	364,200	783
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	699,715	781
*	Jiangsu Holly Corp. Class A	379,700	781
*	Yunnan Tourism Co. Ltd. Class A	513,325	780
*	Jiangsu Fasten Co. Ltd. Class A	505,700	779
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,311,862	778
*	Shandong Gold Mining Co. Ltd. Class A (XSSC)	163,000	778
*	Shenzhen Grandland Decoration Group Co. Ltd. Class A	262,554	778
*	Jihua Group Corp. Ltd. Class A (XSSC)	622,750	777
*	Beijing Capital Development Co. Ltd. Class A (XSSC)	487,400	776
*	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	296,489	775
	An Hui Wenergy Co. Ltd. Class A	749,444	774

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Haitong Securities Co. Ltd. Class A	335,378	774
*	Oriental Energy Co. Ltd. Class A	221,396	774
	Chengdu Xingrong Environment Co. Ltd. Class A	918,000	773
*	Suning Universal Co. Ltd. Class A	380,200	773
*	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	594,200	771
*	Yunnan Aluminium Co. Ltd. Class A	631,800	770
*	Hainan Airlines Co. Ltd. Class A (XSSC)	1,627,100	769
*	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	423,800	768
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	991,051	767
*	Shenzhen Huaqiang Industry Co. Ltd. Class A	205,400	767
*	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	766
	Lianhe Chemical Technology Co. Ltd. Class A	363,350	766
*	Hangzhou Hangyang Co. Ltd. Class A	656,050	765
*	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	764
*	Hubei Fuxing Science And Technology Co. Ltd. Class A	431,700	763
*	Hunan Jinjian Cereals Industry Co. Class A	779,400	763
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	761
*	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	964,309	761
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	273,600	761
*	Zhonghong Holding Co. Ltd. Class A	1,642,300	760
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	496,004	760
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,106,276	759
*	China Minsheng Drawin Technology Group Ltd.	16,420,000	759
*	Beijing North Star Co. Ltd. Class A (XSSC)	1,202,464	758
*	Shanghai Zhongyida Co. Ltd. Class B	1,122,848	757
*	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	361,800	757
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	356,837	756
*	Zhongyuan Environment-Protection Co. Ltd. Class A	342,171	756
*	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	294,000	756
*	YanTai Shuangta Food Co. Ltd. Class A	668,800	755
*	Sinodata Co. Ltd. Class A	95,800	754
*	Zhuhai Port Co. Ltd. Class A	867,602	753
	Beijing BDStar Navigation Co. Ltd. Class A	186,843	752
*	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	225,040	752
*,^	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	919,000	751
	Changshouhua Food Co. Ltd.	1,536,000	751
*	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	393,700	751
*	Neusoft Corp. Class A (XSHG)	275,400	750
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	750
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	400,611	750
^	China Merchants Land Ltd.	4,948,000	750
*	TOP Energy Co. Ltd-A Class A (XSHG)	905,105	749
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	746
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	891,301	745
*	GEM Co. Ltd. Class A	441,371	744
*	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	744
*	TOP Energy Co. Ltd-A Class A (XSSC)	898,297	743
*	Huaxun Fangzhou Co. Ltd.	238,300	743
*	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	1,226,200	742
*	Digital China Information Service Co. Ltd. Class A	164,943	742
	Hongrun Construction Group Co. Ltd. Class A	846,383	742
*	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	741
*	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	224,200	740
*	Weihai Guangtai Airport Equipment Co. Ltd. Class A	187,602	739
*	Shenzhen Deren Electronic Co. Ltd. Class A	160,491	738
*	Beijing Shougang Co. Ltd. Class A	1,109,500	738
*	Yunnan Copper Co. Ltd. Class A	447,200	737
*	Datang Telecom Technology Co. Ltd. Class A	284,000	736
*	MYS Group Co. Ltd.	479,567	736
*	China Soft Power Technology Holdings Ltd.	20,454,000	736
*	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	735
*	Guangdong Macro Co. Ltd. Class A	449,657	735
^	China Singyes Solar Technologies Holdings Ltd.	2,000,000	735
*	Jiangxi Wannianqing Cement Co. Ltd. Class A	697,466	733

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Myhome Real Estate Development Group Co. Ltd. Class A	1,215,900	733
*	China World Trade Center Co. Ltd. Class A (XSSC)	304,455	729
	Peak Sport Products Co. Ltd.	2,627,000	729
*	Beijing Capital Co. Ltd. Class A (XSHG)	583,900	729
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	728
*	Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	728
	Jiangxi Special Electric Motor Co. Ltd. Class A	397,300	727
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	512,798	727
*	HPGC Renmintongtai Pharmaceutical Corp. Class A	399,100	726
*	Sinomach Automobile Co. Ltd. Class A (XSSC)	260,329	726
*	Renhe Pharmacy Co. Ltd. Class A	583,050	725
*	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	724
*	Skyworth Digital Co. Ltd. Class A	266,900	724
*	Chongqing Taiji Industry Group Co. Ltd. Class A	282,900	723
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	416,027	723
*	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	723
*	China Molybdenum Co. Ltd. Class A (XSSC)	1,396,400	722
*	Sichuan Jiuzhou Electric Co. Ltd. Class A	189,734	722
*	China Union Holdings Ltd. Class A	530,300	722
*	Kailuan Energy Chemical Co. Ltd. Class A	808,669	721
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	720
	Shenzhen Sunlord Electronics Co. Ltd. Class A	313,700	720
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,035,882	720
*	Jiangsu Sunshine Co. Ltd. Class A	1,106,400	719
*	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	718
*	Zhefu Holding Group Co. Ltd. Class A	808,600	718
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	717
*	Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	715
*	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	494,750	714
*	Shenzhen MTC Co. Ltd. Class A	510,802	714
*	Haima Automobile Group Co. Ltd. Class A	913,700	713
*	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	171,400	713
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	398,400	713
*	Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	713
*	Tangshan Jidong Cement Co. Ltd. Class A	423,477	712
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	657,300	711
*	Shanghai Baosteel Packaging Co. Ltd. Class A	501,100	710
*	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	709
*	Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	708
*	Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	707
*	Songz Automobile Air Conditioning Co. Ltd. Class A	331,300	706
*	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	705
*	Hunan Gold Corp. Ltd. Class A	428,140	704
*	COFCO Tunhe Co. Ltd. Class A	421,800	704
*	Keda Clean Energy Co. Ltd. Class A	295,600	704
*	Hubei Chutian Expressway Co. Ltd. Class A	884,600	703
*	Shandong Iron and Steel Co. Ltd. Class A	1,689,300	702
*	Hunan Mendale Hometextile Co. Ltd. Class A	614,291	702
*	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	702
*	Tianjin Tianbao Infrastructure Co. Ltd. Class A	864,483	701
*	Sichuan Hejia Co. Class A	344,688	700
*	Westone Information Industry Inc. Class A	136,900	700
*	Shimge Pump Industry Group Co. Ltd. Class A	337,263	698
*	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	141,515	696
*	Luyin Investment Group Co. Ltd. Class A	515,800	692
*	Shenma Industry Co. Ltd. Class A	585,000	692
*	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	691
*	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	729,123	691
*	NavInfo Co. Ltd. Class A	168,700	689
*	Shenzhen Kaifa Technology Co. Ltd. Class A	497,500	688
*	Beijing Mainstreets Investment Group Corp. Class A	340,067	687
*	Anhui Xinhua Media Co. Ltd. Class A (XSSC)	202,929	686
*	Shenzhen Fenda Technology Co. Ltd. Class A	139,098	686
*	Bluestar Adisseo Co. Class A	326,600	686

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Sanquan Food Co. Ltd. Class A	511,600	685
*	Dongfang Electronics Co. Ltd. Class A	857,850	685
*	Zhejiang NetSun Co. Ltd. Class A	81,800	685
*	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	684
	Shenguan Holdings Group Ltd.	6,646,000	682
*	Glodon Software Co. Ltd. Class A	338,380	682
*	Zhejiang Crystal-Optech Co. Ltd. Class A	144,500	682
*	Huatian Hotel Group Co. Ltd. Class A	607,476	682
*	CPT Technology Group Co. Ltd. Class A	339,616	681
*	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	1,374,500	681
*	Zhongrun Resources Investment Corp. Class A	531,500	681
	Befar Group Co. Ltd. Class A	814,262	680
*	O-Net Technologies Group Ltd.	2,075,000	680
*	Star Lake Bioscience Co. Inc. Zhaoqing Guangdong Class A	621,400	680
*	Sichuan Xichang Electric Power Co. Ltd. Class A	473,850	680
*	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	218,300	680
*	Sichuan Haite High-tech Co. Ltd. Class A	287,080	680
*	Tianma Bearing Group Co. Ltd. Class A	657,915	678
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	678
	Shindoo Chemical Industry Co. Ltd. Class A	269,470	678
	COSCO International Holdings Ltd.	1,260,000	677
*	Angang Steel Co. Ltd. Class A	1,059,199	676
*	Launch Tech Co. Ltd.	533,500	676
	Wuhan Guide Infrared Co. Ltd. Class A	197,822	674
*	Vtron Technologies Ltd. Class A	283,614	672
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A	115,300	671
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	379,061	671
	Zhejiang Golden Eagle Co. Ltd. Class A	440,200	671
*	Hangzhou Zhongheng Electric Co. Ltd. Class A	175,667	670
*,^	PW Medtech Group Ltd.	2,480,000	669
*	Jilin Sino-Microelectronics Co. Ltd. Class A	443,500	668
*	Beijing GeoEnviron Engineering & Technology Inc. Class A	78,200	668
*	Hebei Chengde Lolo Co. Class A	331,900	668
*	AUCMA Co. Ltd. Class A	660,501	667
*	Hisense Electric Co. Ltd. Class A (XSSC)	257,162	667
*	Beijing Urban & Rural Trade Centre Co. Ltd. Class A	304,648	665
*	Hefei Meiya Optoelectronic Technology Inc. Class A	188,073	665
*	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	355,499	665
*	Tsinghua Unisplendour Co. Ltd. Class A	71,200	665
*	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	664
*	Guangzhou Guangri Stock Co. Ltd. Class A	302,700	663
*	Emei Shan Tourism Co. Class A	359,600	663
*	MIE Holdings Corp.	6,204,000	663
*	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	213,967	663
*	Guangdong Guanghong Holdings Co. Ltd. Class A	481,603	659
*	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	251,200	659
*	Spring Airlines Co. Ltd. Class A (XSSC)	92,433	657
*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	542,800	657
*	Infore Environment Technology Group Co. Ltd. Class A	214,139	657
*	Metallurgical Corp. of China Ltd. Class A (XSSC)	1,073,700	657
*	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	350,800	656
	Shenghe Resources Class A	313,100	656
*	Zhongli Science and Technology Group Co. Ltd. Class A	268,900	656
	Anxin Trust Co. Ltd. Class A (XSSC)	268,910	656
*	Nanjing Redsun Co. Ltd. Class A	313,451	653
*	Canny Elevator Co. Ltd. Class A	274,300	653
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	652
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	215,200	652
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	275,661	651
*	China National Chemical Engineering Co. Ltd. Class A (XSSC)	762,510	651
	Beijing New Building Materials plc Class A	459,100	651
*	Shenzhen Clou Electronics Co. Ltd. Class A	162,700	650
*	Nanjing Chixia Development Co. Ltd. Class A	760,300	650
*	Zhonglu Co. Ltd. Class A (XSSC)	119,750	650

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Jiangsu Lianfa Textile Co. Ltd. Class A	261,900	650
*	Orient Group Inc. Class A (XSHG)	631,900	650
*	Changjiang Publishing & Media Co. Ltd. Class A	562,610	649
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	464,720	649
*	Sichuan Meifeng Chemical IND Class A	568,714	649
*	Beijing SPC Environmental Protection Tech Co. Ltd. Class A	187,321	648
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	646
	Jiangnan Group Ltd.	3,832,000	646
*	Suzhou Anjie Technology Co. Ltd. Class A	138,800	645
*	China Jushi Co. Ltd. Class A (XSHG)	198,800	645
*	Shanghai U9 Game Co. Ltd. Class A	263,200	645
*	Guangdong Shaoneng Group Co. Ltd. Class A	467,940	645
*	Ingenious Ene-Carbon New Materials Co. Ltd. Class A	469,900	644
*	Beijing Shunxin Agriculture Co. Ltd. Class A	206,600	644
*	Aurora Optoelectronics Co. Ltd. Class A	148,049	643
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	514,730	642
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	635,557	641
	Eastern Gold Jade Co. Ltd. Class A	449,660	641
*	Visual China Group Co. Ltd. Class A	174,212	639
*	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	639
*	Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	457,239	638
*	China Minmetals Rare Earth Co. Ltd. Class A	287,300	638
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	277,900	636
*	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	646,817	636
*	SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	636
*	Guizhou Space Appliance Co. Ltd. Class A	184,520	636
*	Foshan Nationstar Optoelectronics Co. Ltd. Class A	333,825	635
*	Shanghai Tianchen Co. Ltd. Class A	255,992	635
*	China First Heavy Industries Class A (XSSC)	762,900	635
	Zhejiang Wanliyang Co. Ltd. Class A	179,200	633
*	Xinjiang Youhao Group Co. Ltd. Class A	365,700	631
*	Guilin Tourism Co. Ltd. Class A	366,333	630
*	Hefei Department Store Group Co. Ltd. Class A	509,700	629
*	Guangxi Wuzhou Communications Co. Ltd. Class A	810,105	628
*	Jiangsu Changqing Agrochemical Co. Ltd. Class A	291,400	628
*	GITI Tire Corp. Class A	219,400	627
*	Shenzhen Das Intellitech Co. Ltd. Class A	248,127	627
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	473,900	627
*	Hainan Expressway Co. Ltd. Class A	737,200	627
*	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	626
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	626
*	Sinochem International Corp. Class A (XSHG)	414,700	626
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	248,321	624
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	332,500	624
*	Shenyang Machine Tool Co. Ltd. Class A	239,500	623
*	Baotou Beifang Chuangye Co. Ltd. Class A	352,000	622
*	Shunfa Hengye Corp. Class A	505,509	622
*	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	622
*	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	147,800	621
*	Anhui Tongfeng Electronics Co. Ltd. Class A	547,200	620
*	Shanghai Runda Medical Technology Co. Ltd. Class A	47,900	620
*	Guangdong Weihua Corp. Class A	366,774	620
*	China Southern Airlines Co. Ltd. Class A	663,500	619
*	Zhejiang Hangmin Co. Ltd. Class A	318,100	619
*	Tianjin Hi-Tech Development Co. Ltd. Class A	611,300	617
*	Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	616
*	Hengyi Petrochemical Co. Ltd. Class A	350,114	616
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	239,526	615
*	CITIC Guoan Wine Co. Ltd. Class A	546,200	615
*	Sichuan Hongda Co. Ltd. Class A	669,100	614
*	China Automotive Engineering Research Institute Co. Ltd. Class A	482,145	614
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	166,866	613
*	Lander Sports Development Co. Ltd. Class A	247,300	612
*	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	612

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	612
*	Fujian Septwolves Industry Co. Ltd. Class A	399,009	611
*	Beijing Hualian Department Store Co. Ltd. Class A	896,900	611
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	777,008	609
*	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	108,000	609
*	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	474,500	609
*	Joeone Co. Ltd. Class A	239,400	608
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	415,173	608
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	606
*	Royal Group Co. Ltd. Class A	271,178	606
*	Bohai Financial Investment Holding Co. Ltd. Class A	575,800	606
	Dongyue Group Ltd.	3,428,000	605
*	Henan Mingtai Al Industrial Co. Ltd. Class A	303,714	605
*	Xian International Medical Investment Co. Ltd. Class A	238,300	605
*	North Electro-Optic Co. Ltd. Class A	182,700	605
*	Hengbao Co. Ltd. Class A	246,400	605
*	Shenzhen Zhenye Group Co. Ltd. Class A	495,400	605
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	604
*	Hangxiao Steel Structure Co. Ltd. Class A	374,950	604
*	Sichuan Chengfei Integration Technology Corp. Class A	110,023	604
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	604
*	Shanghai Potevio Co. Ltd. Class B	325,800	603
*	Shenzhen Invt Electric Co. Ltd. Class A	446,636	603
*	Jiangsu Etern Co. Ltd. Class A	218,200	602
*	KPC Pharmaceuticals Inc. Class A (XSHG)	140,044	602
	Nantong Fujitsu Microelectronics Co. Ltd. Class A	305,700	600
*	Shenzhen Jinjia Group Co. Ltd. Class A	374,000	600
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	516,615	600
*	China Zhenhua Group Science & Technology Co. Ltd. Class A	229,142	599
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	599
*	Lanpec Technologies Ltd. Class A	315,300	597
*	Fujian Tianguang Fire-fighting Scie-Tech Co. Ltd. Class A	209,500	596
*	Apex Technology Co. Ltd. Class A	87,199	595
*	Changzhou Qianhong Biopharma Co. Ltd. Class A	224,700	595
*	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	594
*	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	594
*	Guangzhou Echom Science & Technology Co. Ltd. Class A	399,600	594
*	Guangdong Shirongzhaoye Co. Ltd. Class A	388,861	593
*	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	591
*	Fujian Newland Computer Co. Ltd. Class A	225,881	591
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	249,700	591
	PCI-Suntek Technology Co. Ltd. Class A	404,820	590
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	590
*	China Maple Leaf Educational Systems Ltd.	744,000	589
	Minmetals Development Co. Ltd. Class A (XSHG)	252,800	589
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	107,387	588
*	Accelink Technologies Co. Ltd. Class A	69,300	588
*	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	565,375	587
*	Chongqing Fuling Zhacai Group Co. Ltd. Class A	218,460	586
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	463,200	586
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	586
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	201,344	584
*	Shenzhen Tagen Group Co. Ltd. Class A	292,900	584
*	Juli Sling Co. Ltd. Class A	642,126	584
*	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	584
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	198,700	583
*	Haoxiangni Jujube Co. Ltd. Class A	114,875	581
*	Fujian Rongji Software Co. Ltd. Class A	286,400	580
*	Tibet Tianlu Co. Ltd. Class A	438,672	579
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	467,650	578
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	213,049	578
*,^	Loudong General Nice Resources China Holdings Ltd.	11,247,000	578
*	Tianjin Teda Co. Ltd. Class A	774,800	578
*	Xi'an LONGi Silicon Materials Corp. Class A (XSSC)	302,000	577

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	First Tractor Co. Ltd. Class A (XSHG)	352,300	577
*	Holitech Technology Co. Ltd. Class A	275,828	576
*	Shenyang Chemical Industry Class A	528,400	576
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	575
*	CMST Development Co. Ltd. Class A (XSHG)	467,300	575
*	COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	573
*,^	Capital Environment Holdings Ltd.	15,662,000	573
*	China Shenhua Energy Co. Ltd. Class A (XSSC)	251,550	572
*	Jiangsu Hongtu High Technology Co. Ltd. Class A	190,750	571
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	571
	Beijing SDL Technology Co. Ltd. Class A	218,760	571
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	390,000	571
*	Anhui Jianghuai Automobile Co. Ltd. Class A	324,601	570
*	China Dalian International Cooperation Group Holdings Ltd. Class A	192,800	569
	Shanghai Maling Aquarius Co. Ltd. Class A	323,200	569
*	SRE Group Ltd.	18,474,000	568
*	Shanghai Yatong Co. Ltd. Class A	259,200	568
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	568
*	Jiangsu Youli Investment Holding Co. Ltd. Class A	295,200	568
*	Shanghai Feilo Acoustics Co. Ltd. Class A	301,800	566
*	Western Mining Co. Ltd. Class A	613,700	566
	Glarun Technology Co. Ltd. Class A (XSHG)	105,660	566
*	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	565
*	Beijing Jingxi Tourism Development Co. Ltd. Class A	151,625	565
*	Better Life Commercial Chain Share Co. Ltd. Class A	296,787	564
*	Black Peony Group Co. Ltd. Class A (XSSC)	450,265	562
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	399,600	562
*	Yibin Tianyuan Group Co. Ltd. Class A	474,029	562
*	Gree Real Estate Co. Ltd. Class A (XSSC)	188,900	562
*	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	562
	Fujian Torch Electron Technology Co. Ltd. Class A	65,805	562
	Fantasia Holdings Group Co. Ltd.	4,243,500	561
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	726,500	561
*	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	238,858	561
*	Tongwei Co. Ltd. Class A	263,100	560
*	Materials Industry Zhongda Group Co. Ltd. Class A (XSSC)	293,713	560
*	Rongsheng Petro Chemical Co. Ltd. Class A	295,614	560
*	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	487,066	560
*	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	222,000	559
*	Fujian Star-net Communication Co. Ltd. Class A	181,781	559
*	Yantai Moon Co. Ltd. Class A	323,201	559
*	Beijing Vantone Real Estate Co. Ltd. Class A	654,100	558
*	Shanghai STEP Electric Corp. Class A	234,400	558
*	Jishi Media Co. Ltd. Class A (XSSC)	865,600	557
*	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	348,241	556
*	Shenzhen Hongtao Decoration Co. Ltd. Class A	336,800	554
	Universal Health International Group Holding Ltd.	6,159,000	554
	Harbin Boshi Automation Co. Ltd. Class A	196,850	554
	Glarun Technology Co. Ltd. Class A (XSSC)	103,380	554
*	Create Technology & Science Co. Ltd. Class A	396,472	553
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	149,988	553
*	Shandong Humon Smelting Co. Ltd. Class A	331,300	553
*	Sanxiang Co. Ltd. Class A	371,400	553
*	Guangdong Highsun Group Co. Ltd. Class A	645,178	552
	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	397,500	552
*	Sichuan Shuangma Cement Co. Ltd. Class A	501,600	550
*	Henan Lotus Flower Gourmet Powder Co. Ltd. Class A	614,500	548
*	China TransInfo Technology Co. Ltd. Class A	115,849	547
*	Northern United Publishing & Media Group Co. Ltd. Class A	381,400	546
*	Hainan Haiyao Co. Ltd. Class A	161,300	545
*	Shandong Hongda Mining Co. Ltd. Class A	208,582	545
*	China Meheco Co. Ltd. Class A (XSHG)	260,100	544
*	Beingmate Baby & Child Food Co. Ltd. Class A	318,000	544
	Pacific Securities Co. Ltd./The Class A (XSHG)	547,690	544

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	543
*	Dashang Group Co. Ltd. Class A (XSHG)	84,700	542
*	Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	542
*	Guangxi Nanning Waterworks Co. Ltd. Class A	263,100	541
*	Guangzhou KingTeller Technology Co. Ltd. Class A	400,216	541
	Tianjin Port Development Holdings Ltd.	3,568,000	541
*	Hunan Jiangnan Red Arrow Co. Ltd. Class A	304,600	541
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	679,700	540
*	Beih-Property Co. Ltd. Class A	462,411	540
	China Shineway Pharmaceutical Group Ltd.	472,000	539
*	Datong Coal Industry Co. Ltd. Class A	721,035	539
*	Shenzhen Rapoo Technology Co. Ltd. Class A	94,290	539
*	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	538
*	Jilin Ji En Nickel Industry Co. Ltd. Class A	409,662	537
*	Xinyu Iron & Steel Co. Ltd. Class A	547,300	537
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd.	210,200	537
*	Zhejiang Huafeng Spandex Co. Ltd. Class A	743,963	536
	Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	456,800	536
*	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	99,400	535
*	Henan Zhongfu Industry Co. Ltd. Class A	570,600	534
*	Inner Mongolia Lantai Industrial Co. Ltd. Class A	283,200	534
*	Haining China Leather Market Co. Ltd. Class A	342,600	534
*	Fiyta Holdings Ltd. Class A	297,200	534
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	397,556	534
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	463,200	533
*	Shenzhen Aisidi Co. Ltd. Class A	168,700	533
*	Shenzhen SDG Information Co. Ltd. Class A	136,400	533
	Guangxi Guidong Electric Power Co. Ltd. Class A	503,400	532
*	PKU Healthcare Corp. Ltd. Class A	324,396	532
*	Shenji Group Kunming Machine Tool Co. Ltd. Class A	395,120	530
*	Hainan Yedao Co. Ltd. Class A	281,100	529
*	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	263,500	529
^	Comba Telecom Systems Holdings Ltd.	3,032,000	529
*	Beijing Aerospace Changfeng Co. Ltd. Class A	111,787	529
*	Invengo Information Technology Co. Ltd. Class A	240,400	529
*	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	238,160	529
*	Zhejiang Huamei Holding Co. Ltd. Class A	400,367	528
*	Citic Offshore Helicopter Co. Ltd. Class A	254,300	528
*	Guangdong Chj Industry Co. Ltd. Class A	298,600	527
*	Shanghai ShenTong Metro Co. Ltd. Class A	249,401	527
*	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	526
*	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	525
*	Guangzhou Development Group Inc. Class A (XSHG)	427,000	525
*	Datang International Power Generation Co. Ltd. Class A (XSSC)	809,582	524
*	Sunward Intelligent Equipment Co. Ltd. Class A	378,100	524
*	Shenzhen Glory Medical Co. Ltd. Class A	152,394	524
*	Chongqing Zongshen Power Machinery Co. Ltd. Class A	332,600	524
*	Xiamen Kingdomway Group Co. Class A	196,100	523
	Tungkong Inc. Class A	112,984	522
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	521
*	Northeast Pharmaceutical Group Co. Ltd. Class A	353,771	521
*	Sichuan Western Resources Holding Co. Ltd. Class A	274,000	520
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	1,253,300	520
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	251,222	520
*	Chengdu B-Ray Media Co. Ltd. Class A	363,800	520
*	Gansu Dunhuang Seed Co. Ltd. Class A	398,170	520
	Lier Chemical Co. Ltd. Class A	347,444	519
*	Shanghai Jielong Industry Group Corp. Ltd. Class A	133,400	519
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	518
*	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	323,750	518
*	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	518
*	JPMF Guangdong Co. Ltd. Class A	327,600	517
	Jiangsu Huaxicun Co. Ltd. Class A	373,900	517
*	Luyang Energy-Saving Materials Co. Ltd.	221,778	517

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Yunnan Yuntianhua Co. Ltd. Class A	380,700	516
*	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSSC)	86,500	515
*	Sinopec Oilfield Equipment Corp. Class A	218,699	515
*	Shanghai Pret Composites Co. Ltd. Class A	131,700	514
*,^	North Mining Shares Co. Ltd.	47,500,000	514
	Xiamen King Long Motor Group Co. Ltd. Class A	236,046	513
*	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	147,108	512
*	Dongguan Winnerway Industrial Zone Ltd. Class A	398,800	512
*	Cofco Biochemical Co. Ltd. Class A	292,300	511
*	Wuxi Huaguang Boiler Co. Ltd. Class A	210,800	511
*	Liuzhou Liangmianzhen Co. Ltd. Class A	431,243	511
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	492,700	510
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	274,600	510
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	547,500	510
*	Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	605,700	509
*	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	195,600	509
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	281,315	509
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	542,400	508
*	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	124,705	508
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	507
*	Zhejiang Weiming Environment Protection Co. Ltd. Class A	97,500	507
*	Lushang Property Co. Ltd. Class A	606,800	507
*	Sunsea Telecommunications Co. Ltd. Class A	219,545	506
*	Tellhow Sci-Tech Co. Ltd. Class A	241,800	506
*	AVIC Helicopter Co. Ltd. Class A (XSSC)	83,100	506
*	HNA Innovation Shanghai Co. Ltd. Class B	539,300	505
*	Chengzhi Co. Ltd. Class A	214,400	505
*	TDG Holdings Co. Ltd. Class A	282,300	504
*	Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	252,200	503
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	113,957	503
*	United Electronics Co. Ltd. Class A	81,639	503
*	Guizhou Red Star Developing Co. Ltd. Class A	293,300	502
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	212,395	502
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	66,999	502
*	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	501,715	500
^	Real Nutriceutical Group Ltd.	4,363,000	498
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	302,490	498
*	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	140,900	497
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	255,200	497
*	Jingwei Textile Machinery Class A	174,700	497
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	709,800	497
*	Anhui Xinli Finance Co. Ltd. Class A	119,900	496
*	Fujian Dongbai Group Co. Ltd. Class A	236,900	496
*	Chengdu Santai Holding Group Co. Ltd. Class A	140,500	496
*	Henan Dayou Energy Co. Ltd. Class A	529,200	496
*	Elec-Tech International Co. Ltd. Class A	496,545	495
*	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	495
*	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	495
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	924,500	495
*	Hubei Xingfa Chemicals Group Co. Ltd. Class A	306,000	492
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	492
*	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	491
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	490
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	289,200	490
*	Advanced Technology & Materials Co. Ltd. Class A	266,600	490
*	Tibet Mineral Development Co. Class A	149,200	489
*	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	489
*	Shenzhen Danbond Technology Co. Ltd. Class A	74,082	488
*	Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	281,200	488
*	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	488
*	Wolong Electric Group Co. Ltd. Class A (XSSC)	294,425	488
*	Xinjiang Tianshan Cement Co. Ltd. Class A	497,338	488
*	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	487
*	Air China Ltd. Class A (XSSC)	463,738	487

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ningbo Boway Alloy Material Co. Ltd. Class A	290,600	487
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	187,979	484
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	604,955	484
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	222,000	483
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	321,514	482
	Henan Billions Chemicals Co. Ltd. Class A	225,753	482
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	644,700	482
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	161,472	482
*	People.cn Co. Ltd. Class A (XSHG)	180,600	481
*	China Tungsten And Hightech Materials Co. Ltd. Class A	192,400	481
*	Qingdao Doublestar Co. Ltd. Class A	404,200	481
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	480
*	Tande Co. Ltd. Class A	575,706	480
*	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	283,400	480
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	261,080	480
*	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	480
*	Tianrun Crankshaft Co. Ltd. Class A	180,650	478
*	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	477
	Hefei Meiling Co. Ltd. Class B	846,100	476
	Guangdong Tapai Group Co. Ltd. Class A	357,980	476
*	Shandong Homey Aquatic Development Co. Ltd. Class A	372,799	475
	Rongan Property Co. Ltd. Class A	605,500	475
*	Zhejiang Jingu Co. Ltd. Class A	130,900	474
*	Jishi Media Co. Ltd. Class A (XSHG)	736,700	474
*	Loncin Motor Co. Ltd. Class A (XSHG)	179,300	474
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	596,000	474
*	Avic Real Estate Holding Co. Ltd. Class A	368,100	473
*	Weichai Heavy Machinery Co. Ltd. Class A	210,924	473
*	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	473
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	583,990	471
*	Henan Shenhuo Coal & Power Co. Ltd. Class A	644,700	471
*	Nantong Jianghai Capacitor Co. Ltd. Class A	158,644	471
*	Cinda Real Estate Co. Ltd. Class A (XSSC)	548,150	470
*	Zhejiang Qianjiang Biochem Class A	262,300	470
*	Kingnet Network Co. Ltd. Class A	80,804	469
	Xinjiang International Industry Co. Ltd. Class A	396,709	469
*	Chengdu Leejun Industrial Co. Ltd. Class A	361,861	468
*	Infotmic Co. Ltd. Class A	245,000	468
*	Chengtun Mining Group Co. Ltd. Class A (XSSC)	464,600	467
*	C&S Paper Co. Ltd. Class A	201,000	467
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	591,689	467
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	466
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	466
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	466
*	Shanghai Lansheng Corp. Class A (XSHG)	110,800	465
*	Lingyun Industrial Corp. Ltd. Class A (XSSC)	229,100	464
*	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	464
*	Daphne International Holdings Ltd.	3,080,000	463
*	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	462
*	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	151,400	461
*	North Navigation Control Technology Co. Ltd. Class A (XSHG)	128,300	461
*	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	191,600	461
^	Phoenix Satellite Television Holdings Ltd.	1,994,000	461
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	460
*	Jiangsu Sainty Corp. Ltd. Class A	331,700	460
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	316,800	460
*	Liuzhou Iron & Steel Co. Ltd. Class A	711,900	458
*	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	274,500	458
*	Sinosteel Engineering & Technology Co. Ltd. Class A	238,000	458
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	422,344	457
*	Steyr Motors Co. Ltd. Class A	248,700	457
*	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	456
	Tiangong International Co. Ltd.	5,610,000	454
*	Jianxin Mining Co. Ltd. Class A	387,500	454

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	454
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	453
*	Cosmos Group Co. Ltd. Class A	420,800	453
*	Wanda Hotel Development Co. Ltd.	4,394,000	452
*	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	594,300	452
*	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	169,901	451
*	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	215,300	450
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	231,200	450
*	DongFeng Automobile Co. Ltd. Class A	458,700	449
*	Guomai Technologies Inc. Class A	260,179	448
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	146,309	448
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	122,800	448
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	307,800	448
*	Shanghai Join Buy Co. Ltd. Class A	228,200	448
*	Anhui Shanying Paper Industry Co. Ltd. Class A (XSSC)	969,700	447
*	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	447
*	Eastcompeace Technology Co. Ltd. Class A	214,649	447
*	Shandong New Beiyang Information Technology Co. Ltd. Class A	226,800	447
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	447
*	Aerospace Communications Holding Group Co. Ltd. Class A	159,319	446
*	Xiwang Foodstuffs Co. Ltd. Class A	218,400	446
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	81,400	446
*	Lanzhou Great Wall Electrical Co. Ltd. Class A	351,100	445
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	289,430	444
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	136,000	443
*	Hunan Corun New Energy Co. Ltd. Class A	172,000	443
*	Hainan Mining Co. Ltd. Class A	239,100	443
	Qingdao East Steel Tower Stock Co. Ltd. Class A	343,181	442
*	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	442
*	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	442
*	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	509,500	442
*	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	442
*	Maoye Commericial Co. Ltd. Class A	402,600	441
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	233,000	440
*	China Wuyi Co. Ltd. Class A	194,870	440
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	394,500	440
*	Shanxi Coal International Energy Group Co. Ltd. Class A	745,199	440
*	Dalian Zeus Entertainment Group Co. Ltd. Class A	36,000	439
*	Hunan Huasheng Co. Ltd. Class A	234,300	439
*	263 Network Communications Co. Ltd. Class A	204,388	438
*	Xiamen Kehua Hengsheng Co. Ltd. Class A	71,700	437
*	Jiangsu Zongyi Co. Ltd. Class A	170,900	436
*	Colour Life Services Group Co. Ltd.	569,000	436
*	Ningbo LigongEnvironment And Energy Technology Co. Ltd. Class A	166,185	436
*	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	177,100	436
*	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	252,200	435
*	Nanning Sugar Industry Co. Ltd. Class A	155,401	435
*	Sinoma Science & Technology Co. Ltd. Class A	152,200	435
*	China Oil HBP Science & Technology Co. Ltd. Class A	185,856	434
*	East China Engineering Science and Technology Co. Ltd. Class A	159,830	432
*	Anhui Jinhe Industrial Co. Ltd. Class A	196,200	432
*	Anhui Heli Co. Ltd. Class A (XSHG)	277,700	432
*	Datang Huayin Electric Power Co. Ltd. Class A	462,800	431
*	Mingsheng Holdings Co. Ltd. Class A	340,905	431
*	Shenzhen Zowee Tech Co. Ltd. Class A	270,700	431
*	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	431
*	Tianjin Jinbin Development Co. Ltd. Class A	632,800	431
*	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	610,523	431
*	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	430
*	SDIC Xinji Energy Co. Ltd. Class A	474,302	430
*	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	275,300	430
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	430
*	Mesnac Co. Ltd. Class A	250,824	430
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	304,125	430

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Aeolus Tyre Co. Ltd. Class A	161,803	429
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	145,200	428
	Sieyuan Electric Co. Ltd. Class A	256,080	428
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	427
*	Shanghai Dragon Corp. Class A	144,200	427
*	China Enterprise Co. Ltd. Class A	427,200	427
*	Ningbo Bird Co. Ltd. Class A	277,400	427
*	Hunan Dakang Pasture Farming Co. Ltd. Class A	424,400	426
*	China Western Power Industrial Co. Ltd. Class A	249,800	426
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	425
*	Anhui Heli Co. Ltd. Class A (XSSC)	272,593	424
*	Harbin Hatou Investment Co. Ltd. Class A	229,420	424
	Sichuan Guodong Construction Co. Ltd.	726,400	424
*	Taiyuan Coal Gasification Co. Ltd. Class A	315,231	423
*	Shenzhen Noposion Agrochemicals Co. Ltd. Class A	265,600	423
*	Shanghai New World Co. Ltd. Class A (XSSC)	212,700	422
*	Shaanxi Coal Industry Co. Ltd. Class A	557,200	421
*	Shenzhen Selen Science & Technology Co. Ltd. Class A	156,700	421
*	Shenzhen Desay Battery Technology Co. Class A	72,200	421
*	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	307,794	421
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	434,300	420
*	Sundy Land Investment Co. Ltd. Class A	510,400	420
*	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	420
*	Dare Technology Co. Ltd. Class A	210,139	418
*	Suzhou Good-Ark Electronics Co. Ltd. Class A	331,500	418
*	GEPIC Energy Development Co. Ltd. Class A	253,240	417
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	378,300	417
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	81,400	416
*	North Navigation Control Technology Co. Ltd. Class A (XSSC)	115,629	415
*	Guangzhou Development Group Inc. Class A (XSSC)	337,962	415
*	China Automation Group Ltd.	2,905,000	415
*	Zhejiang Juhua Co. Ltd. Class A (XSSC)	247,474	414
*	Shenzhen Guangju Energy Co. Ltd. Class A	210,731	414
*	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	414
	Henan Yuguang Gold & Lead Co. Ltd. Class A	316,800	414
*	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	413
*	Beijing Sevenstar Electronics Co. Ltd. Class A	117,900	412
*	Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	146,050	412
*	Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	411
*	Yunnan Coal Energy Co. Ltd. Class A	493,800	411
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	411
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	410
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	98,900	409
*	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	165,000	408
*	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	391,700	408
*	Huludao Zinc Industry Co. Class A	465,100	407
*	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	406
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	509,100	406
*	Shenzhen Properties & Resources Development Group Ltd. Class A	187,820	406
*	Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	323,900	406
*	Hongbo Co. Ltd. Class A	97,100	406
*	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	405
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	373,360	405
*	Chongqing Yukaifa Co. Ltd. Class A	323,400	404
*	FSPG Hi-Tech Co. Ltd. Class A	307,100	403
*	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	402
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	401
*	Nanjing Central Emporium Class A (XSHG)	358,100	400
*	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	400
*	China Wafer Level CSP Co. Ltd. Class A	78,300	399
*	Hubei Sanxia New Building Material Co. Ltd. Class A	220,100	398
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	706,800	398
*	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	397
*	Jilin Power Share Co. Ltd. Class A	436,380	397

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	240,200	395
*	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	395
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	395
*	Wasu Media Holding Co. Ltd. Class A	133,500	394
*	Luoniushan Co. Ltd. Class A	386,627	394
*	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	147,550	393
*	Tongding Interconnection Information Co. Ltd. Class A	172,700	393
*	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	283,000	392
*	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	250,800	392
*	Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	392
*	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	430,215	391
*	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	391
*	Zhejiang Jingxing Paper JSC Ltd. Class A	357,300	391
*	Anhui Xinke New Materials Co. Ltd. Class A (XSSC)	618,500	391
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	390
*	Beibuwan Port Co. Ltd. Class A	154,067	389
*	Jiangsu Yabang Dyestuff Co. Ltd. Class A	145,500	389
*	Yunnan Yunwei Co. Ltd. Class A	448,200	389
*	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	343,200	389
	Fiyta Holdings Ltd. Class B	405,098	387
*	Meidu Energy Corp. Class A (XSHG)	496,400	387
*	Jiangsu Aoyang Technology Corp. Ltd. Class A	226,500	387
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	538,043	387
*	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	271,285	386
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	386
	Harbin Air Conditioning Co. Ltd. Class A	221,800	385
*	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	113,780	385
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	385
*	Deluxe Family Co. Ltd. Class A (XSSC)	284,200	385
*	Shanghai East China Computer Co. Ltd. Class A (XSSC)	70,900	384
	Sufa Technology Industry Co. Ltd. CNNC Class A	107,800	384
*	P2P Financial Information Service Co. Ltd. Class A	148,900	383
	Sinotrans Shipping Ltd.	2,179,000	383
*	Laobaixing Pharmacy Chain JSC Class A	52,721	383
*	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	300,100	383
*	MeiHua Holdings Group Co. Ltd. Class A	270,800	382
	Qingdao Hanhe Cable Co. Ltd. Class A	540,903	380
*	Global Top E-Commerce Co. Ltd. Class A	71,700	380
*	Blackcow Food Co. Ltd. Class A	143,600	380
*	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	300,200	379
*	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	67,460	379
	Bloomage BioTechnology Corp. Ltd.	192,500	378
*	Tianjin Guangyu Development Co. Ltd. Class A	305,500	377
*	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	232,100	377
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	282,200	376
*	Jchx Mining Management Co. Ltd. Class A	106,100	376
*	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	332,200	376
*	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	268,000	376
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	405,500	375
*	Fortune Ng Fung Food Hebei Co. Ltd. Class A	184,100	375
	Henan Hengxing Science & Technology Co. Ltd. Class A	355,030	375
*	Dalian Port PDA Co. Ltd. Class A	416,700	374
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	459,312	374
*	Ningbo Shanshan Co. Ltd. Class A (XSHG)	79,600	372
*	Qingdao Citymedia Co. Ltd. Class A	206,000	372
	Huangshan Novel Co. Ltd. Class A	160,400	372
*	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	371
*	Zhejiang Ming Jewelry Co. Ltd. Class A	212,700	371
*	IRICO Display Devices Co. Ltd. Class A	309,400	371
*	China Television Media Ltd. Class A (XSSC)	111,831	370
*	Hangzhou Iron & Steel Co. Class A	375,800	370
*	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	370
*	Anhui Quanchai Engine Co. Ltd. Class A	233,525	370
	Yuanda China Holdings Ltd.	11,820,000	369

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A	534,400	369
*	Xiamen XGMA Machinery Co. Ltd. Class A	354,800	368
^	Hilong Holding Ltd.	3,190,000	368
*	Lancy Co. Ltd. Class A	31,600	368
*	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	367
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	365
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	195,253	365
*	Zhejiang Baoxiniao Garment Co. Ltd. Class A	448,000	365
*	Cangzhou Dahua Co. Ltd. Class A	168,483	362
*	Xining Special Steel Co. Class A	400,800	362
*	Great Wall Motor Co. Ltd. Class A	277,400	361
*	YGSOFT Inc. Class A	178,500	361
*	Sinoma International Engineering Co. Class A (XSHG)	241,100	361
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	449,600	360
*	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	109,000	360
*	Shenzhen Kondarl Group Co. Ltd. Class A	62,830	359
*	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	194,700	359
*	China Gezhouba Group Co. Ltd. Class A (XSSC)	394,500	359
*	Shanxi Coking Co. Ltd. Class A	359,200	359
*	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	284,665	359
*	Liaoning SG Automotive Group Co. Ltd. Class A	206,928	359
*	Founder Technology Group Corp. Class A (XSHG)	533,300	359
*	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	358
*	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	307,719	358
*	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	105,300	358
*	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	200,000	357
*	China Jushi Co. Ltd. Class A (XSSC)	109,773	356
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	356
*	Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	697,900	356
*	ZhongYeDa Electric Co. Ltd. Class A	143,900	356
*	Harbin High-Tech Group Co. Class A	226,600	354
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	314,953	354
*	Lingyuan Iron & Steel Co. Ltd. Class A	405,100	354
*	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	353
*	Shenzhen Infinova Ltd. Class A	216,900	353
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	94,400	353
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	154,800	352
*	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	351
*	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	351
*	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	293,400	351
*	People.cn Co. Ltd. Class A (XSSC)	131,800	351
*	Sunny Loan Top Co. Ltd. Class A (XSSC)	229,800	351
*	Yueyang Xingchang Petrochemical Class A	80,700	350
*	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	349
*	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	349
*	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	348
*	Jangho Group Co. Ltd. Class A (XSHG)	193,400	348
*	Camel Group Co. Ltd. Class A (XSHG)	146,600	347
*	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	347
*	Dalian Tianbao Green Foods Co. Ltd. Class A	183,900	346
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	346
*	Guirenniao Co. Ltd. Class A (XSSC)	89,972	346
*	Xiamen Faratronic Co. Ltd. Class A (XSSC)	61,232	346
*	Sichuan Tuopai Shede Wine Co. Ltd. Class A	114,200	345
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	239,796	345
*	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	112,800	345
*	Shenzhen ESUN Display Co. Ltd. Class A	31,226	344
*,2	Kangda International Environmental Co. Ltd.	1,524,000	344
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	343
*	Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	309,375	343
*	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	343
*	China Aerospace Times Electronics Co. Ltd. Class A	155,780	342
*	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	342
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	182,518	341

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Wuhan Double Co. Ltd. Class A	45,525	341
*	Sinochem International Corp. Class A (XSSC)	226,001	341
*	First Tractor Co. Ltd. Class A (XSSC)	208,200	341
*	Saturday Co. Ltd. Class A	159,068	341
*	Huayuan Property Co. Ltd. Class A (XSSC)	425,100	340
*	Shenzhen Tellus Holding Co. Ltd. Class A	33,307	340
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	246,905	339
*	Yangguang Co. Ltd. Class A	414,800	339
*	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	339
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	186,879	339
*	Konka Group Co. Ltd. Class A	451,300	339
*	Zhangzidao Group Co. Ltd. Class A	238,100	338
*	Hangzhou Advance Gearbox Group Co. Ltd. Class A	214,233	338
*	Shanghai Shenda Co. Ltd. Class A	195,100	337
	Shanghai Industrial Urban Development Group Ltd.	1,710,000	336
*	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	128,700	335
*	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	262,401	334
*	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	334
*	Fujian Longxi Bearing Group Co. Ltd. Class A	202,901	334
*	Qitaihe Baotailong Coal & Coal Chemicals PCL Class A	396,400	334
*	Bright Oceans Inter-Telecom Corp. Class A	164,500	333
*	Anyuan Coal Industry Group Co. Ltd. Class A	422,000	333
*	Sichuan Guodong Construction Co. Ltd. Class A	570,200	332
*	Andon Health Co. Ltd. Class A	130,556	332
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	331
*	Beijing WKW Automotive Parts Co. Ltd. Class A	161,488	331
*	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	285,100	331
*	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	136,800	330
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	330
*	Sinomach Automobile Co. Ltd. Class A (XSHG)	118,100	329
*	Shandong Polymer Biochemicals Co. Ltd. Class A	237,800	329
*	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	329
	Changchai Co. Ltd. Class B	520,342	329
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	212,700	329
*	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	328
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A	45,800	327
*	Kuangda Technology Group Co. Ltd. Class A	161,892	326
*	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	285,174	326
*	Xiamen Xindeco Co. Ltd. Class A	123,200	325
*	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	230,200	325
*	China Grand Automotive Services Co. Ltd. Class A	185,400	324
*	NARI Technology Co. Ltd. Class A (XSSC)	150,800	324
	China Zhonghua Geotechnical Engineering Co. Ltd. Class A	231,600	323
*	CMST Development Co. Ltd. Class A (XSSC)	262,462	323
*	Zhejiang Aokang Shoes Co. Ltd. Class A	100,400	322
*	Changshu Fengfan Power Equipment Co. Ltd. Class A	263,500	321
	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	732,000	319
*	Zijin Mining Group Co. Ltd. Class A (XSSC)	640,500	319
*	PetroChina Jinhong Energy Investment Co. Ltd. Class A	123,000	319
*	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	143,561	318
*	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	332,200	317
*	Ningbo Marine Co. Ltd. Class A	379,600	316
*	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	156,100	316
*	Shanghai Jinfeng Wine Co. Ltd. Class A	200,796	315
*	Dalian Refrigeration Co. Ltd. Class A	137,023	315
*	Shandong Lukang Pharma Class A	214,600	314
*	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	302,900	314
*	Guirenniao Co. Ltd. Class A (XSHG)	81,674	314
*	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	110,801	313
*	Bright Real Estate Group Co. Ltd. Class A (XSHG)	229,900	313
*	SGIS Songshan Co. Ltd. Class A	459,790	312
*	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	403,601	312
*	Meisheng Cultural & Creative Corp. Ltd. Class A	63,800	312
*	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	311

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	195,500	311
*	Zhejiang Yongtai Technology Co. Ltd. Class A	120,300	310
*	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	245,701	310
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	132,500	310
*	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	309
*	Anhui Expressway Co. Ltd. Class A	144,600	307
*	Sichuan Yahua Industrial Group Co. Ltd. Class A	282,000	307
*	Shandong Jinling Mining Co. Ltd. Class A	237,000	307
*	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	73,011	307
*	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	204,750	306
^	Hydoo International Holding Ltd.	2,552,000	305
*	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	305
*	Shantui Construction Machinery Co. Ltd. Class A	355,135	305
*	Lucky Film Co. Class A	120,000	304
*	Fujian Longking Co. Ltd. Class A (XSSC)	152,180	303
*	New Huadu Supercenter Co. Ltd. Class A	245,400	302
*	Greattown Holdings Ltd. Class A	212,400	301
*	Fujian Cement Inc. Class A (XSHG)	208,400	301
*	Shanghai East China Computer Co. Ltd. Class A (XSHG)	55,600	301
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	416,100	301
*	Jangho Group Co. Ltd. Class A (XSSC)	167,300	301
*	Chengdu Huasun Group Inc. Ltd. Class A	173,300	300
*	Zhejiang Haiyue Co. Ltd. Class A (XSSC)	149,950	300
*	Hainan Strait Shipping Co. Ltd. Class A	134,300	300
*	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	300
*	Tianjin Songjiang Co. Ltd. Class A	317,100	299
*	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	128,800	299
*	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	299
*	Insigma Technology Co. Ltd. Class A	176,900	299
*	Henan Splendor Science & Technology Co. Ltd. Class A	127,200	298
*	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	298
*	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	297
*	Sansteel Minguang Co. Ltd. Fujian Class A	291,400	297
*	Shijiazhuang Dongfang Energy Co. Ltd. Class A	124,228	297
*	Wanxiang Doneed Co. Ltd. Class A	107,318	297
*	Beyondsoft Corp. Class A	50,700	297
*,^	China Resources and Transportation Group Ltd.	17,200,000	296
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	197,701	295
*	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	143,288	293
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	73,970	292
*	BYD Co. Ltd. Class A	29,800	292
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	453,241	292
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	165,000	292
*	Inspur Software Co. Ltd. Class A (XSHG)	64,900	292
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	128,000	291
*	Ningbo Shanshan Co. Ltd. Class A (XSSC)	62,200	291
*	Integrated Electronic Systems Lab Co. Ltd. Class A	118,400	291
*	Xi'an Minsheng Group Co. Ltd. Class A	196,500	290
*	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	290
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	213,100	289
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	289
*	Eastern Communications Co. Ltd. Class A (XSSC)	236,307	289
	HNA Infrastructure Company Ltd.	270,000	289
*	Beijing Bashi Media Co. Ltd. Class A (XSSC)	100,217	289
*	Baoji Titanium Industry Co. Ltd. Class A	116,200	288
*	Gree Real Estate Co. Ltd. Class A (XSHG)	96,900	288
*	Beijing Bashi Media Co. Ltd. Class A (XSHG)	100,118	288
*	Shandong Mining Machinery Group Co. Ltd. Class A	188,800	288
	Livzon Pharmaceutical Group Inc.	62,360	288
*	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	288
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	135,900	288
*	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	153,800	288
*	Camel Group Co. Ltd. Class A (XSSC)	121,200	287
*	Rizhao Port Co. Ltd. Class A (XSSC)	425,900	287

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	V V Food & Beverage Co. Ltd. Class A (XSSC)	329,068	287
*	China Coal Energy Co. Ltd. Class A	361,900	287
*	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	175,499	287
*	Shenzhen Expressway Co. Ltd. Class A (XSSC)	222,900	286
*	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	285
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	209,271	285
*	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	285
*	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	285
*	Shangdong Geo-Mineral Co. Ltd. Class A	181,000	284
*	Tongkun Group Co. Ltd. Class A (XSSC)	145,590	283
*	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	282
*	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	281
*	Lifan Industry Group Co. Ltd. Class A (XSSC)	163,500	281
*	Greatoo Intelligent Equipment Inc.	133,400	280
*	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	280
*	China National Complete Plant Import & Export Corp. Ltd. Class A	104,700	279
*	Shandong Longlive Bio-Technology Co. Ltd. Class A	172,100	279
*	Shanghai Electric Power Co. Ltd. Class A (XSSC)	167,312	279
*	Bus Online Co. Ltd.	55,994	279
*	Shenzhen Textile Holdings Co. Ltd. Class A	134,975	278
*	China Meheco Co. Ltd. Class A (XSSC)	132,400	277
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	108,300	277
*	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	151,662	277
*	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	211,100	276
*	Shanghai Luxin Packing Materials Science & Technology Co. Ltd. Class A	231,100	274
	Dawning Information Industry Co. Ltd. Class A (XSSC)	51,000	274
*	Leaguer Stock Co. Ltd. Class A	116,000	274
*	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	274
*	Guangdong Rongtai Industry Co. Ltd. Class A	200,100	272
*	China CITIC Bank Corp. Ltd. Class A (XSSC)	301,100	272
*	Huayi Electric Co. Ltd. Class A (XSSC)	190,800	272
*	Kee Ever Bright Decorative Technology Co. Ltd. Class A	26,100	272
*	Huayuan Property Co. Ltd. Class A (XSHG)	338,900	271
*	Guangzhou Zhujiang Brewery Co. Ltd. Class A	147,500	271
*	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	271
*	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	165,800	269
*	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	291,700	269
*	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	118,200	269
*	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	269
*	Chongqing Jianfeng Chemical Co. Ltd. Class A	233,300	268
*	Chongqing Water Group Co. Ltd. Class A (XSSC)	251,451	268
*	Chongqing Gangjiu Co. Ltd. Class A	147,400	267
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	211,200	267
*	Shanghai Belling Co. Ltd. Class A (XSSC)	111,000	266
*	Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A	87,000	266
*	Shanghai 3F New Materials Co. Class A	121,500	265
*	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	265
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	265
*	Guoguang Electric Co. Ltd. Class A	141,200	264
*	Aerosun Corp. Class A (XSHG)	90,800	263
*	China Energy Engineering Corp. Ltd.	1,502,000	262
*	Focus Technology Co. Ltd. Class A	27,200	262
*	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	229,900	261
*	Dalian Daxian Enterprises Holdings Co. Ltd. Class A	328,200	261
*	Hundsun Technologies Inc. Class A (XSSC)	31,100	260
*	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	260
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	260
*	China Sports Industry Group Co. Ltd. Class A (XSSC)	90,500	260
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	273,860	259
*	Neusoft Corp. Class A (XSSC)	94,600	258
*	Renrenle Commercial Group Co. Ltd. Class A	150,000	257
*	Baida Group Co. Ltd. Class A	132,400	257
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	256
*	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	151,000	256

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Shanghai Yanhua Smartech Group Co. Ltd. Class A	165,000	255
*	EverChina International Holdings Co. Ltd.	8,515,000	255
*	Sundiro Holding Co. Ltd. Class A	289,100	255
*	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	254
*	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	254
*	Changzheng Engineering Co. Ltd. Class A (XSSC)	56,800	253
*	Qianjiang Water Resources Development Co. Ltd. Class A	111,500	253
*	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	447,938	253
*	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	295,200	252
*	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	111,444	252
	Welling Holding Ltd.	1,506,000	251
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	96,300	251
*	LianChuang Electronic Technology Co. Ltd. Class A	80,200	251
*	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	250
*	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSHG)	123,400	250
*	Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	214,900	249
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	98,300	249
	Guangzhou Automobile Group Co. Ltd. Class A	72,086	249
*	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	135,171	248
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	248
*	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	214,656	246
*	Founder Technology Group Corp. Class A (XSSC)	365,800	246
*	BBMG Corp. Class A (XSHG)	188,707	245
*	Ciwen Media Co. Ltd.	38,100	245
*	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	32,600	244
*	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	244
*	Ningbo Tuopu Group Co. Ltd. Class A	58,500	244
*	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	243
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	246,000	243
*	Elion Clean Energy Co. Ltd. Class A	255,600	241
*	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	240
*	Guodian Nanjing Automation Co. Ltd. Class A	208,500	240
*	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	111,900	239
*	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	237
*	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	237
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	118,183	236
*	Suzhou Hesheng Special Material Co. Ltd. Class A	69,900	236
*	Beijing Capital Co. Ltd. Class A (XSSC)	188,800	236
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	199,532	235
*	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSSC)	187,432	234
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	71,700	233
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	116,800	232
*	Daheng New Epoch Technology Inc. Class A	121,400	231
*	Shinva Medical Instrument Co. Ltd. Class A (XSSC)	61,300	230
	Zhejiang IDC Fluid Control Co. Ltd. Class A	52,300	230
*	Zhejiang Nanyang Technology Co. Ltd. Class A	114,600	229
*	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	29,301	229
*	Zhongyuan Special Steel Co. Ltd. Class A	109,700	228
*	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	64,100	227
*	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	133,900	226
*	Hanwang Technology Co. Ltd. Class A	61,500	226
*	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	226
*	Meidu Energy Corp. Class A (XSSC)	289,181	226
*	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	225
*	Loncin Motor Co. Ltd. Class A (XSSC)	84,800	224
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	225,076	224
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	222
*	Lawton Development Co. Ltd. Class A	129,400	222
	Qiming Information Technology Co. Ltd. Class A	99,828	222
*	Der Future Science & Technology Holding Group Co. Ltd. Class A	65,500	222
*	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	220
*	Orient International Enterprise Ltd. Class A (XSHG)	97,700	220
*	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	47,200	220
*	Anhui Liuguo Chemical Co. Ltd. Class A	197,700	219

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Nanjing Yunhai Special Metals Co. Ltd. Class A	92,900	218
*	Sichuan Tianyi Science & Technology Co. Ltd. Class A	92,000	218
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	18,750	218
*	China Rare Earth Holdings Ltd.	2,820,000	217
*	Dongfeng Electronic Technology Co. Ltd. Class A	86,000	216
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	215
*	Yifeng Pharmacy Chain Co. Ltd. Class A	44,152	214
*	Henan Ancai Hi-Tech Co. Ltd. Class A	139,150	213
*	Huayi Electric Co. Ltd. Class A (XSHG)	149,500	213
*	Danhua Chemical Technology Co. Ltd. Class A	211,300	212
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	119,600	211
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	35,400	211
*	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	69,600	210
*	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	110,800	209
*	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	184,204	209
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	83,959	208
*	Ningxia Orient Tantalum Industry Co. Ltd. Class A	144,700	208
*	Gosun Holding Co. Ltd.	53,400	208
*	Dashang Group Co. Ltd. Class A (XSSC)	32,200	206
*	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	206
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	93,799	206
*	Hunan Investment Group Co. Ltd. Class A	158,700	205
*	Shandong Chenming Paper Holdings Ltd. Class A	159,200	204
*	Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	116,314	203
*	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	201
*	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	173,281	201
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	76,800	200
	TangShan Port Group Co. Ltd. Class A (XSHG)	167,200	199
*	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	199
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	72,800	198
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	139,400	198
*	China Television Media Ltd. Class A (XSHG)	59,700	198
*	Bros Eastern Co. Ltd. Class A (XSHG)	210,100	197
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	122,600	195
*	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	194
*	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	103,100	194
*	Shandong Molong Petroleum Machinery Co. Ltd. Class A	135,928	194
*	Inspur Software Co. Ltd. Class A (XSSC)	42,500	191
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	165,195	190
*	Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	189
*	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	189
*	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	188
*	DEA General Aviation Holding Co. Ltd. Class A	45,000	188
*	South Huiton Co. Ltd. Class A	68,200	188
*	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	104,893	187
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	187
*	Sichuan Languang Development Co. Ltd. Class A	139,900	186
*	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	185
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	185
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	184
*	China Calxon Group Co. Ltd. Class A	260,600	184
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	234,600	184
*	Guangdong Mingzhu Group Co. Ltd. Class A	89,000	184
*	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	130,300	184
*	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	50,500	182
*	Jiangsu High Hope International Group Corp. Class A	141,100	182
	Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	25,200	182
*	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	176,100	180
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	90,400	180
*	CECEP Wind-Power Corp. Class A (XSHG)	112,900	179
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	47,600	178
*	Changchunjingkai Group Co. Ltd. Class A	164,600	177
*	Beijing Bewinner Communications Co. Ltd. Class A	63,000	176
*	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	175

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Bright Real Estate Group Co. Ltd. Class A (XSSC)	127,300	173
*	Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	56,600	172
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	36,200	170
*	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	75,200	170
*	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	169
	Xiamen International Port Co. Ltd.	816,000	169
*	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	165,231	166
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	206,100	166
*	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	162,300	166
*	Zhejiang Guangsha Co. Ltd. Class A	150,300	166
*	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	163
*	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	163
*	China Shipping Container Lines Co. Ltd. Class A	242,900	162
*	Nanjing Central Emporium Class A (XSSC)	145,100	162
*	Aerosun Corp. Class A (XSSC)	55,500	161
*	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	38,827	161
*	GD Power Development Co. Ltd. Class A (XSSC)	350,100	159
*	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	79,800	158
*	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	126,300	158
*	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	157
*	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	156
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,100	156
*	Ningbo Fuda Co. Ltd. Class A	175,000	155
*	Shougang Concord International Enterprises Co. Ltd.	4,938,000	154
*	Yestar International Holdings Co. Ltd.	382,500	153
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	133,100	153
*	China Shipping Development Co. Ltd. Class A	153,200	151
*	China National Software & Service Co. Ltd. Class A (XSSC)	40,067	151
*	Zhejiang Longsheng Auto Parts Co. Ltd. Class A	20,500	150
*	Wenfeng Great World Chain Development Corp. Class A (XSSC)	174,400	150
	Minmetals Land Ltd.	1,444,000	148
*	Hangzhou Boiler Group Co. Ltd. Class A	62,968	147
	Maoye Communication and Network Co. Ltd. Class A	83,399	146
*	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	277,300	145
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	145
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	144
*	Sinovel Wind Group Co. Ltd. Class A	321,200	144
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	214,100	144
*	KPC Pharmaceuticals Inc. Class A (XSSC)	33,400	144
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	143
*	Goldenmax International Technology Ltd. Class A	57,200	140
*	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	140
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	149,000	139
*,2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	184,000	138
*	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	58,400	136
*	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	173,100	134
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	107,400	133
*	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	133
*	Guizhou Guihang Automotive Components Co. Ltd. Class A	52,700	133
*	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	132
*	Time Publishing and Media Co. Ltd. Class A (XSSC)	50,500	132
*	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	306,600	130
*	Besttone Holdings Co. Ltd. Class A (XSSC)	49,600	127
*	China Tian Lun Gas Holdings Ltd.	165,000	124
*	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	112,100	122
*	Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	60,500	122
*	Kingray New Materials Science & Technology Co. Ltd. Class A	61,600	122
*	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	94,300	122
*	Guangdong Homa Appliances Co. Ltd. Class A	11,600	118
	Contemporary Eastern Investment Co. Ltd. Class A	49,800	116
*	New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	116
*	Minmetals Development Co. Ltd. Class A (XSSC)	49,600	116
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	57,300	111
*	China Hi-Tech Group Co. Class A	51,700	111

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	29,000	110
*	Tianjin Tianhai Investment Co. Ltd. Class A	112,300	106
*	Xinjiang Dushanzi Tianli High & New Tech Co. Ltd. Class A	126,600	105
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	105
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	61,500	104
*	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	96
*	Orient International Enterprise Ltd. Class A (XSSC)	42,100	95
*	Global Bio-Chem Technology Group Co. Ltd.	4,134,000	95
*	Beijing Join-Cheer Software Co. Ltd. Class A	12,500	95
*	Sanlux Co. Ltd. Class A	38,000	92
*	Great Wall Movie and Television Co. Ltd. Class A	42,200	89
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	87
*	Cangzhou Mingzhu Plastic Co. Ltd. Class A	28,900	87
	Maoye International Holdings Ltd.	824,000	86
*	Shanghai Xin Nanyang Co. Ltd. Class A	19,800	85
*	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	51,600	81
*	Shanghai Lansheng Corp. Class A (XSSC)	19,358	81
	Chongqing Machinery & Electric Co. Ltd.	680,000	80
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	19,300	79
*	Sinoma International Engineering Co. Class A (XSSC)	52,500	79
*	Kaidi Ecological and Environmental Technology Co. Ltd. Class A	59,800	78
*	Fujian Cement Inc. Class A (XSSC)	53,800	78
*	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	77
*	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	76
*	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	52,600	75
*	Harbin Gong Da High-Tech Enterprise Development Co. Ltd. Class A	33,000	74
*	Grandblue Environment Co. Ltd. Class A (XSSC)	39,400	73
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	96,100	71
*	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	69
*	China International Marine Containers Group Co. Ltd. Class A	30,200	68
*	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	41,800	59
*	Linewell Software Co. Ltd. Class A	6,700	57
*	Shenzhen Mason Technologies Co. Ltd. Class A	22,900	51
*	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	23,900	48
*	Sichuan EM Technology Co. Ltd. Class A (XSSC)	41,800	48
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	19,700	47
*	Triumph Science & Technology Co. Ltd. Class A (XSSC)	17,200	45
*	Fushun Special Steel Co. Ltd. Class A (XSSC)	40,000	44
*	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	52,300	42
*	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	35,730	38
*	Jiangsu Aucksun Co. Ltd. Class A	24,700	38
*	Shunfeng International Clean Energy Ltd.	172,000	32
*	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	11,400	32
*	Guangdong Delian Group Co. Ltd. Class A	23,300	30
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	9,700	26
*	Jinxi Axle Co. Ltd. Class A (XSSC)	20,200	22
*	China ITS Holdings Co. Ltd.	267,000	19
*	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	4,800	17
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	9,600	12
*	Agricultural Bank of China Ltd. Class A (XSSC)	20,000	10
*	Hidili Industry International Development Ltd.	260,000	7
*	Chigo Holding Ltd.	408,000	5
			14,223,486
Colombia (0.7%)
	Grupo de Inversiones Suramericana SA	3,525,791	47,651
	Bancolombia SA ADR	1,172,375	45,359
	Grupo Argos SA	4,656,349	30,730
	Cementos Argos SA	6,616,600	26,897
	Corp Financiera Colombiana SA	1,746,958	23,659
	Grupo de Inversiones Suramericana SA Preference Shares	1,593,534	21,257
	Grupo Aval Acciones y Valores Preference Shares	47,266,226	19,745
	Ecopetrol SA	39,691,902	19,716
	Almacenes Exito SA	3,499,543	19,680
*	Isagen SA ESP	12,829,362	18,487

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Ecopetrol SA ADR	1,791,023	17,803
	Interconexion Electrica SA ESP	5,418,420	16,548
	Bancolombia SA Preference Shares	1,634,187	15,535
*	Cemex Latam Holdings SA	2,875,400	13,182
	Cementos Argos SA Preference Shares	2,721,353	10,183
	Banco Davivienda SA Preference Shares	582,182	5,485
	Grupo Aval Acciones y Valores SA ADR	669,437	5,416
	Avianca Holdings SA Preference Shares	2,102,773	1,543
			358,876
Czech Republic (0.2%)
	Komercni banka as	238,658	49,085
	CEZ AS	2,495,581	48,736
	Philip Morris CR AS	4,459	2,340
	Pegas Nonwovens SA	4,430	156
			100,317
Egypt (0.3%)
	Commercial International Bank Egypt SAE	15,899,970	80,839
*	Global Telecom Holding SAE GDR	7,817,058	12,903
	Talaat Moustafa Group	15,788,519	11,846
*	Egyptian Financial Group-Hermes Holding Co.	8,528,045	9,654
	ElSewedy Electric Co.	1,282,551	6,714
	Juhayna Food Industries	7,113,045	5,780
	Telecom Egypt Co.	5,842,749	5,108
*	Orascom Construction Ltd.	900,738	4,818
*	Ezz Steel	3,558,889	3,520
	Sidi Kerir Petrochemicals Co.	2,204,960	3,211
*	Medinet Nasr Housing	1,139,248	2,598
*	Pioneers Holding for Financial Investments SAE	1,785,450	1,977
*	Six of October Development & Investment	1,508,941	1,823
	Palm Hills Developments SAE	6,083,859	1,791
	Heliopolis Housing	189,699	1,087
*	Orascom Telecom Media And Technology Holding SAE	12,145,191	1,010
	Oriental Weavers	1,199,517	891
*	Egyptian Resorts Co.	7,237,235	740
*	Citadel Capital SAE	4,405,795	722
*	South Valley Cement	1,266,961	659
*	Arab Cotton Ginning	1,263,032	430
	Porto Holding SAE	8,616,804	310
*	Abu Dhabi Islamic Bank	619,088	289
*	Maridive & Oil Services SAE	968,982	270
*	Global Telecom Holding SAE	768,520	256
*	Amer Group Holding	4,650,410	204
			159,450
Greece (0.1%)
	Hellenic Telecommunications Organization SA	1,310,437	12,758
	Alpha Bank AE	4,635,536	10,072
	OPAP SA	1,184,625	8,955
	National Bank of Greece SA	22,361,099	6,680
*	JUMBO SA	371,795	4,870
*	Piraeus Bank SA	16,023,609	4,748
*	Eurobank Ergasias SA	5,133,568	4,332
	Titan Cement Co. SA	97,462	2,223
	Motor Oil Hellas Corinth Refineries SA	165,685	1,892
	FF Group	74,130	1,527
	Hellenic Exchanges SA	248,679	1,416
	Grivalia Properties REIC AE	97,757	841
	Mytilineos Holdings SA	207,792	834
	Public Power Corp. SA	245,482	815
	Metka SA	93,512	716
*	Ellaktor SA	442,517	645
	Aegean Airlines SA	63,378	581
*	Hellenic Petroleum SA	123,865	548
*	GEK Terna Holding Real Estate Construction SA	274,453	538

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Athens Water Supply & Sewage Co. SA	90,775	478
*	Fourlis Holdings SA	76,792	277
	Terna Energy SA	66,949	212
			65,958
Hong Kong (0.0%)
*	Tongda Group Holdings Ltd.	20,980,000	4,310
^	China Beidahuang Industry Group Holdings Ltd. Class A	18,654,000	1,054
*,^	FDG Electric Vehicles Ltd.	11,015,000	665
*,^	China Minsheng Financial Holding Corp. Ltd.	6,540,000	663
			6,692
Hungary (0.3%)
	OTP Bank plc	2,900,246	76,848
	MOL Hungarian Oil & Gas plc	768,825	46,976
	Richter Gedeon Nyrt	2,198,477	43,674
*	Magyar Telekom Telecommunications plc	7,135,336	12,394
			179,892
India (11.9%)
	Infosys Ltd.	29,006,455	527,680
	Housing Development Finance Corp. Ltd.	24,149,196	395,738
	Reliance Industries Ltd.	24,263,251	358,695
	Tata Consultancy Services Ltd.	7,200,680	274,946
	Sun Pharmaceutical Industries Ltd.	16,941,946	206,896
	ICICI Bank Ltd.	43,108,960	152,419
	ITC Ltd.	29,475,484	144,303
	Hindustan Unilever Ltd.	10,929,313	142,925
	HDFC Bank Ltd.	8,137,132	138,241
	Bharti Airtel Ltd.	19,648,240	107,484
	Oil & Natural Gas Corp. Ltd.	31,407,444	102,752
*	Tata Motors Ltd.	15,952,617	97,668
	Kotak Mahindra Bank Ltd.	8,758,715	94,586
	Mahindra & Mahindra Ltd.	4,673,256	93,655
	HCL Technologies Ltd.	8,198,948	92,560
	Coal India Ltd.	20,301,149	88,075
	Axis Bank Ltd.	12,382,759	87,996
	Lupin Ltd.	3,381,422	81,747
	HDFC Bank Ltd. ADR	1,156,775	72,726
	IndusInd Bank Ltd.	4,567,794	72,089
	Hero MotoCorp Ltd.	1,533,630	66,890
	State Bank of India	23,209,370	65,937
	Larsen & Toubro Ltd.	3,453,918	65,185
	NTPC Ltd.	30,693,893	64,318
	Asian Paints Ltd.	4,487,651	58,537
	Indian Oil Corp. Ltd.	8,770,263	57,190
	Eicher Motors Ltd.	188,066	56,685
	Wipro Ltd.	6,576,713	54,887
	Tech Mahindra Ltd.	7,296,474	53,379
	Zee Entertainment Enterprises Ltd.	8,474,247	52,936
	UltraTech Cement Ltd.	1,043,186	49,665
	Bharti Infratel Ltd.	8,408,031	47,379
	Aurobindo Pharma Ltd.	4,140,500	47,353
	Adani Ports & Special Economic Zone Ltd.	12,831,757	45,954
	Maruti Suzuki India Ltd.	755,735	43,136
	Bajaj Auto Ltd.	1,102,957	41,361
	Cipla Ltd.	5,097,988	41,196
	Bharat Petroleum Corp. Ltd.	2,723,679	40,122
	Idea Cellular Ltd.	22,225,837	39,633
	JSW Steel Ltd.	1,848,030	38,206
	Godrej Consumer Products Ltd.	1,895,884	37,712
	Shriram Transport Finance Co. Ltd.	2,642,173	37,518
	Power Grid Corp. of India Ltd.	17,245,804	37,197
	UPL Ltd.	4,547,840	36,791
	Bosch Ltd.	119,752	35,445
	Dabur India Ltd.	8,355,398	34,722

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
^	Wipro Ltd. ADR	2,727,958	33,145
	Ambuja Cements Ltd.	9,949,926	33,085
*	United Spirits Ltd.	915,723	32,766
	Nestle India Ltd.	373,489	32,222
	Dr Reddy's Laboratories Ltd.	657,542	30,359
	Vedanta Ltd.	18,616,166	29,077
	Dr Reddy's Laboratories Ltd. ADR	624,530	28,479
	Marico Ltd.	7,298,535	28,466
	Yes Bank Ltd.	1,978,051	28,039
	LIC Housing Finance Ltd.	3,915,833	27,235
	Glenmark Pharmaceuticals Ltd.	2,182,158	27,193
	Indiabulls Housing Finance Ltd.	2,498,599	26,047
	GAIL India Ltd.	4,768,334	25,859
	Shree Cement Ltd.	132,482	25,326
	Piramal Enterprises Ltd.	1,403,277	25,176
	Bajaj Finance Ltd.	241,010	24,779
	Siemens Ltd.	1,367,618	23,412
*	Tata Motors Ltd. Class A	5,183,786	23,214
	Divi's Laboratories Ltd.	1,298,939	20,554
	Mahindra & Mahindra Financial Services Ltd.	4,548,010	20,536
	Britannia Industries Ltd.	467,353	20,142
	Ashok Leyland Ltd.	12,349,430	19,833
	GlaxoSmithKline Pharmaceuticals Ltd.	349,917	19,673
	Tata Steel Ltd.	3,614,255	19,098
	Cadila Healthcare Ltd.	3,862,091	19,037
	Hindalco Industries Ltd.	13,123,830	19,036
	Pidilite Industries Ltd.	2,070,116	18,779
	Motherson Sumi Systems Ltd.	4,938,231	18,736
	Titan Co. Ltd.	3,448,586	18,485
	Bajaj Finserv Ltd.	643,933	18,178
	Oracle Financial Services Software Ltd.	333,572	18,119
	NMDC Ltd.	12,524,666	17,961
	Bharat Forge Ltd.	1,484,022	17,823
	Bharat Heavy Electricals Ltd.	9,162,277	17,273
	Bharat Electronics Ltd.	953,385	16,951
	Tata Power Co. Ltd.	16,006,164	16,947
	Bank of Baroda	6,949,190	16,495
	Hindustan Petroleum Corp. Ltd.	1,312,991	16,484
	Reliance Infrastructure Ltd.	2,003,430	16,206
	Grasim Industries Ltd.	260,596	16,040
	ABB India Ltd.	820,181	16,017
	Cairn India Ltd.	7,253,106	15,841
	Apollo Hospitals Enterprise Ltd.	799,216	15,794
	ACC Ltd.	716,991	15,572
	GlaxoSmithKline Consumer Healthcare Ltd.	171,268	15,212
	Rural Electrification Corp. Ltd.	5,624,109	15,083
	Cummins India Ltd.	1,132,456	15,063
	Mindtree Ltd.	1,369,730	13,986
	Power Finance Corp. Ltd.	5,170,354	13,956
*	Reliance Communications Ltd.	16,203,764	13,668
	Colgate-Palmolive India Ltd.	1,074,237	13,611
	United Breweries Ltd.	1,140,422	13,086
	DLF Ltd.	6,684,972	12,999
	Torrent Pharmaceuticals Ltd.	586,319	12,634
	Emami Ltd.	805,770	12,226
	Reliance Capital Ltd.	2,011,046	12,221
	Castrol India Ltd.	1,986,033	11,848
	Steel Authority of India Ltd.	16,285,438	11,620
	Mphasis Ltd.	1,441,657	10,594
*	Crompton Greaves Consumer Electricals Ltd.	6,508,668	10,038
	Hindustan Zinc Ltd.	3,769,160	9,772
	Oil India Ltd.	1,952,032	9,756
	Bajaj Holdings & Investment Ltd.	445,898	9,659
	Rajesh Exports Ltd.	1,031,343	9,180

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Exide Industries Ltd.	3,603,170	7,982
	Tata Communications Ltd.	1,267,452	7,885
	Havells India Ltd.	1,558,233	7,783
*	Wockhardt Ltd.	516,809	7,704
*	IDFC Bank Ltd.	10,387,428	7,453
	Sun TV Network Ltd.	1,328,806	7,450
	Reliance Power Ltd.	9,649,605	7,380
	Punjab National Bank	5,466,564	7,144
	NHPC Ltd.	22,030,580	6,850
	Torrent Power Ltd.	1,852,293	6,534
	Max Financial Services Ltd.	1,170,211	6,427
	IDFC Ltd.	9,554,956	6,410
	Info Edge India Ltd.	563,705	6,380
	JSW Energy Ltd.	6,146,501	6,227
	Aditya Birla Nuvo Ltd.	481,020	6,196
*	Jindal Steel & Power Ltd.	5,779,326	6,068
*	Adani Power Ltd.	11,766,170	5,656
*	Crompton Greaves Ltd.	6,517,082	5,652
	Adani Enterprises Ltd.	4,333,680	5,641
	Vakrangee Ltd.	1,880,912	5,602
	Federal Bank Ltd.	8,061,383	5,563
*	SKS Microfinance Ltd.	612,308	5,560
*	GMR Infrastructure Ltd.	29,150,386	5,521
	Berger Paints India Ltd.	1,416,532	5,491
	IDBI Bank Ltd.	5,164,037	5,392
	Canara Bank	1,678,089	5,198
	Godrej Industries Ltd.	982,871	5,162
	PI Industries Ltd.	528,449	5,109
	Page Industries Ltd.	26,908	5,097
*	Gujarat Pipavav Port Ltd.	1,983,619	5,089
	AIA Engineering Ltd.	340,003	5,076
*	Blue Dart Express Ltd.	58,290	4,983
*	Indian Hotels Co. Ltd.	3,058,778	4,847
	Bayer CropScience Ltd.	79,537	4,787
	Just Dial Ltd.	357,500	4,546
	Gillette India Ltd.	69,931	4,407
	Strides Shasun Ltd.	246,225	4,005
	Sundaram Finance Ltd.	207,371	3,999
	Petronet LNG Ltd.	992,638	3,934
	CRISIL Ltd.	131,531	3,866
	Alembic Pharmaceuticals Ltd.	425,932	3,858
	Kajaria Ceramics Ltd.	243,160	3,843
	Tata Chemicals Ltd.	627,079	3,826
*,2	InterGlobe Aviation Ltd.	235,939	3,819
	Alstom T&D India Ltd.	650,419	3,724
	Union Bank of India	1,942,743	3,718
*	Mangalore Refinery & Petrochemicals Ltd.	3,654,325	3,718
	Great Eastern Shipping Co. Ltd.	749,946	3,708
	eClerx Services Ltd.	186,108	3,703
	Balkrishna Industries Ltd.	367,330	3,681
	Redington India Ltd.	2,231,712	3,647
	Ramco Cements Ltd.	531,809	3,603
	Cyient Ltd.	507,016	3,506
	Apollo Tyres Ltd.	1,399,580	3,367
*	Suzlon Energy Ltd.	14,932,300	3,356
*	Abbott India Ltd.	47,898	3,335
	Jubilant Foodworks Ltd.	190,632	3,317
	Bank of India	2,250,398	3,130
	Supreme Industries Ltd.	257,847	3,107
	Sadbhav Engineering Ltd.	780,302	3,102
	Amara Raja Batteries Ltd.	210,862	3,034
	Thermax Ltd.	259,327	3,015
	TVS Motor Co. Ltd.	622,940	2,996
	Oberoi Realty Ltd.	706,041	2,973

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	GRUH Finance Ltd.	767,111	2,970
	Dewan Housing Finance Corp. Ltd.	992,796	2,958
	National Aluminium Co. Ltd.	4,228,774	2,938
	Credit Analysis & Research Ltd.	188,814	2,877
	Muthoot Finance Ltd.	935,183	2,858
	Arvind Ltd.	669,490	2,793
	L&T Finance Holdings Ltd.	2,547,501	2,747
	Pfizer Ltd.	104,516	2,736
	Bajaj Corp. Ltd.	459,935	2,681
	Gujarat State Petronet Ltd.	1,270,028	2,629
	Gateway Distriparks Ltd.	622,448	2,610
	NCC Ltd.	2,221,284	2,603
	Ajanta Pharma Ltd.	113,225	2,581
	MRF Ltd.	4,966	2,526
	CESC Ltd.	301,344	2,440
	KPIT Technologies Ltd.	1,013,605	2,438
	Persistent Systems Ltd.	209,352	2,340
*	Jaiprakash Associates Ltd.	18,964,999	2,138
	Sintex Industries Ltd.	1,693,424	2,112
*	Sun Pharma Advanced Research Co. Ltd.	467,733	2,109
	Voltas Ltd.	462,829	2,044
	IRB Infrastructure Developers Ltd.	626,264	2,012
	WABCO India Ltd.	22,981	2,008
2	Syngene International Ltd.	329,886	1,930
	Karur Vysya Bank Ltd.	265,069	1,920
	Hexaware Technologies Ltd.	527,193	1,909
*	Housing Development & Infrastructure Ltd.	1,477,196	1,909
	IFCI Ltd.	4,952,421	1,900
	Gujarat Gas Ltd.	233,721	1,880
*	Fortis Healthcare Ltd.	684,564	1,804
	Repco Home Finance Ltd.	183,753	1,769
	Gujarat Fluorochemicals Ltd.	199,773	1,672
*	Dish TV India Ltd.	1,205,098	1,641
*	Kansai Nerolac Paints Ltd.	380,000	1,634
*	Unitech Ltd.	21,892,999	1,563
*	Bajaj Hindusthan Sugar Ltd.	5,212,918	1,558
	Oriental Bank of Commerce	1,126,646	1,541
	Coromandel International Ltd.	446,909	1,511
*	Mahindra CIE Automotive Ltd.	499,211	1,487
	Prestige Estates Projects Ltd.	577,082	1,464
	Sanofi India Ltd.	22,000	1,459
*	Welspun India Ltd.	969,582	1,458
*	Balrampur Chini Mills Ltd.	904,061	1,455
	Cox & Kings Ltd.	512,176	1,441
	Corp Bank	2,410,755	1,401
	Biocon Ltd.	158,815	1,400
*	Whirlpool of India Ltd.	117,945	1,327
	Engineers India Ltd.	484,592	1,306
	Srei Infrastructure Finance Ltd.	1,454,891	1,299
	Welspun Corp. Ltd.	717,127	1,195
*	Indiabulls Real Estate Ltd.	1,175,102	1,193
	Jammu & Kashmir Bank Ltd.	1,123,227	1,163
	VA Tech Wabag Ltd.	132,262	1,143
	Videocon Industries Ltd.	658,835	1,060
	Rolta India Ltd.	907,959	1,059
	South Indian Bank Ltd.	3,806,657	1,046
	Kaveri Seed Co. Ltd.	167,288	994
*	Indian Overseas Bank	2,108,758	994
	Future Retail Ltd.	447,585	972
	Central Bank of India	782,426	966
	Sobha Ltd.	216,930	958
	Jubilant Life Sciences Ltd.	156,846	942
	Ipca Laboratories Ltd.	124,000	929
*	Jet Airways India Ltd.	98,474	914

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Raymond Ltd.	140,225	891
	Indian Bank	598,303	878
	Jain Irrigation Systems Ltd.	851,612	783
	Alstom India Ltd.	77,455	739
	Indraprastha Gas Ltd.	79,745	688
	Polaris Consulting & Services Ltd.	219,571	642
	PTC India Ltd.	654,937	639
*	DEN Networks Ltd.	474,523	620
*	RattanIndia Power Ltd.	4,006,849	594
*	Shipping Corp. of India Ltd.	522,596	549
*	Max Ventures & Industries Ltd.	137,851	547
*	Amtek Auto Ltd.	863,028	516
*	Punj Lloyd Ltd.	1,425,839	505
	UCO Bank	800,000	479
	Jindal Saw Ltd.	719,428	463
*	Reliance Defence and Engineering Ltd.	465,415	456
*	Shree Renuka Sugars Ltd.	2,184,504	440
*	India Cements Ltd.	326,345	438
	KRBL Ltd.	124,041	423
	Chambal Fertilizers and Chemicals Ltd.	423,583	389
	Gujarat Mineral Development Corp. Ltd.	368,128	385
*	Hindustan Construction Co. Ltd.	1,166,596	366
	McLeod Russel India Ltd.	126,557	362
	Tata Global Beverages Ltd.	193,555	350
	Syndicate Bank	307,813	322
	Multi Commodity Exchange of India Ltd.	24,090	319
	Karnataka Bank Ltd.	177,104	298
*	Natco Pharma Ltd.	40,029	295
	Vijaya Bank	612,304	292
	Radico Khaitan Ltd.	200,849	267
	Andhra Bank	286,108	238
	Tube Investments of India Ltd.	32,901	203
*	TV18 Broadcast Ltd.	281,345	164
	Edelweiss Financial Services Ltd.	173,413	151
	Symphony Ltd.	3,607	130
*	Marksans Pharma Ltd.	135,348	93
	Gujarat State Fertilizers & Chemicals Ltd.	58,475	66
*	Hathway Cable & Datacom Ltd.	21,427	12
*	Castex Technologies Ltd.	49,587	5
			6,244,669
Indonesia (2.7%)
*	Telekomunikasi Indonesia Persero Tbk PT	768,218,105	206,107
	Bank Central Asia Tbk PT	187,406,824	184,952
	Astra International Tbk PT	307,770,200	156,180
	Bank Rakyat Indonesia Persero Tbk PT	164,546,300	128,591
	Bank Mandiri Persero Tbk PT	143,235,580	104,122
	Unilever Indonesia Tbk PT	17,239,330	55,524
	Bank Negara Indonesia Persero Tbk PT	116,847,461	40,456
	Gudang Garam Tbk PT	7,185,980	37,658
	Indofood Sukses Makmur Tbk PT	67,298,296	36,172
*	Semen Indonesia Persero Tbk PT	46,132,704	34,483
	Perusahaan Gas Negara Persero Tbk	164,567,404	32,520
	Charoen Pokphand Indonesia Tbk PT	113,960,732	31,973
	Kalbe Farma Tbk PT	298,881,390	31,077
	Indocement Tunggal Prakarsa Tbk PT	20,509,631	30,553
	United Tractors Tbk PT	23,655,301	26,778
	Surya Citra Media Tbk PT	89,859,400	21,710
	Indofood CBP Sukses Makmur Tbk PT	18,248,900	21,096
*	Tower Bersama Infrastructure Tbk PT	31,426,900	14,081
	Media Nusantara Citra Tbk PT	78,121,650	13,845
	Jasa Marga Persero Tbk PT	32,119,400	13,235
	Summarecon Agung Tbk PT	110,049,464	12,984
*	Bank Danamon Indonesia Tbk PT	49,201,596	12,258
*	XL Axiata Tbk PT	45,277,824	12,066

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Lippo Karawaci Tbk PT	147,879,311	11,362
	Adaro Energy Tbk PT	199,969,980	11,022
	Global Mediacom Tbk PT	107,879,389	9,454
*	Aneka Tambang Persero Tbk PT	155,997,191	8,974
	Ciputra Development Tbk PT	92,253,800	8,677
	Tambang Batubara Bukit Asam Persero Tbk PT	13,199,525	7,021
	Pakuwon Jati Tbk PT	172,721,300	6,843
	Bumi Serpong Damai Tbk PT	47,039,900	6,567
*	Astra Agro Lestari Tbk PT	5,266,480	6,416
	AKR Corporindo Tbk PT	10,997,400	5,402
*	Vale Indonesia Tbk PT	30,598,427	4,298
	Indo Tambangraya Megah Tbk PT	6,441,000	3,801
	Link Net Tbk PT	11,632,700	3,711
	Waskita Karya Persero Tbk PT	20,148,900	3,570
	Ace Hardware Indonesia Tbk PT	46,094,900	3,225
	Bank Tabungan Negara Persero Tbk PT	21,652,700	2,879
	Matahari Putra Prima Tbk PT	25,187,000	2,808
	Alam Sutera Realty Tbk PT	85,556,100	2,559
*	Wijaya Karya Persero Tbk PT	12,516,500	2,507
	Wijaya Karya Beton Tbk PT	31,862,400	2,324
*	Mitra Adiperkasa Tbk PT	7,239,000	2,300
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,910,400	1,844
*	Eagle High Plantations Tbk PT	85,376,400	1,831
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,540,800	1,674
	Intiland Development Tbk PT	39,648,100	1,531
*	Sigmagold Inti Perkasa Tbk PT	41,608,500	1,319
*	Panin Financial Tbk PT	95,973,000	1,313
*	Lippo Cikarang Tbk PT	2,242,800	1,242
	Salim Ivomas Pratama Tbk PT	32,805,500	1,206
	Surya Semesta Internusa Tbk PT	21,487,400	1,120
	Siloam International Hospitals Tbk PT	1,690,600	1,083
*	Krakatau Steel Persero Tbk PT	18,574,400	886
	Ramayana Lestari Sentosa Tbk PT	16,425,939	871
*	Medco Energi Internasional Tbk PT	6,373,100	808
*	Agung Podomoro Land Tbk PT	41,241,600	793
	Timah Persero Tbk PT	10,469,600	613
	BISI International Tbk PT	4,562,200	574
	MNC Investama Tbk PT	42,113,300	539
	Bekasi Fajar Industrial Estate Tbk PT	25,075,900	535
	Gajah Tunggal Tbk PT	8,523,400	512
*	Bumi Resources Tbk PT	66,496,700	252
*	Energi Mega Persada Tbk PT	59,051,800	224
	Sampoerna Agro PT	1,473,900	222
*	Harum Energy Tbk PT	2,553,700	175
	Holcim Indonesia Tbk PT	1,953,500	153
			1,395,461
Malaysia (4.4%)
	Public Bank Bhd. (Local)	48,091,100	230,041
	Tenaga Nasional Bhd.	53,965,507	198,241
	Malayan Banking Bhd.	81,628,188	186,358
	CIMB Group Holdings Bhd.	83,152,348	99,223
	Axiata Group Bhd.	68,164,694	98,458
	Sime Darby Bhd.	49,541,313	97,507
	Genting Bhd.	34,395,090	77,755
	Petronas Chemicals Group Bhd.	43,873,722	75,334
	IHH Healthcare Bhd.	44,949,276	75,298
	Petronas Gas Bhd.	12,168,296	68,414
	DiGi.Com Bhd.	57,405,950	64,600
	IOI Corp. Bhd.	56,209,678	63,462
	Maxis Bhd.	40,191,550	57,513
	Kuala Lumpur Kepong Bhd.	8,451,012	51,698
	Genting Malaysia Bhd.	44,657,190	51,024
	MISC Bhd.	23,388,891	50,557
	IJM Corp. Bhd.	50,641,700	44,694

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Gamuda Bhd.	33,414,316	40,604
	PPB Group Bhd.	9,573,308	39,582
	AMMB Holdings Bhd.	30,916,958	35,807
	Hong Leong Bank Bhd.	9,643,000	33,192
	YTL Corp. Bhd.	83,089,856	33,160
	Telekom Malaysia Bhd.	18,142,940	30,876
	Petronas Dagangan Bhd.	4,748,900	28,976
	British American Tobacco Malaysia Bhd.	2,242,787	26,322
	SapuraKencana Petroleum Bhd.	59,005,462	24,833
	Malaysia Airports Holdings Bhd.	13,961,700	23,936
2	Astro Malaysia Holdings Bhd.	32,388,300	22,908
	RHB Capital Bhd.	11,952,935	18,709
	Alliance Financial Group Bhd.	18,165,717	18,600
	IOI Properties Group Bhd.	29,859,694	18,479
	Westports Holdings Bhd.	17,132,324	18,168
	UMW Holdings Bhd.	10,766,120	18,060
	YTL Power International Bhd.	43,586,268	16,725
	Lafarge Malaysia Bhd.	6,851,120	15,352
	Dialog Group Bhd.	36,544,600	14,851
	Hong Leong Financial Group Bhd.	3,797,515	14,502
	KLCCP Stapled Group	7,626,700	14,063
	SP Setia Bhd Group	15,165,424	12,497
	Bumi Armada Bhd.	53,409,940	10,784
	Felda Global Ventures Holdings Bhd.	29,020,657	10,752
	Berjaya Sports Toto Bhd.	13,598,798	10,583
	AirAsia Bhd.	18,898,448	9,174
	Hartalega Holdings Bhd.	7,643,200	8,393
	MMC Corp. Bhd.	14,647,100	7,877
	Top Glove Corp. Bhd.	5,928,200	7,522
	Malakoff Corp. Bhd.	16,889,200	7,075
	Genting Plantations Bhd.	2,579,600	7,064
	KPJ Healthcare Bhd.	6,166,000	6,679
	HAP Seng Consolidated Bhd.	3,379,400	6,627
	BIMB Holdings Bhd.	6,584,400	6,484
	Sunway Bhd.	7,861,300	6,299
	UEM Sunrise Bhd.	23,395,700	6,089
	Bursa Malaysia Bhd.	2,754,200	5,925
	Sunway REIT	11,723,200	4,860
	Mah Sing Group Bhd.	12,437,566	4,646
*	Kulim Malaysia Bhd.	4,397,400	4,458
	My EG Services Bhd.	8,577,400	4,408
	WCT Holdings Bhd.	10,009,000	4,194
	Cahya Mata Sarawak Bhd.	3,956,700	3,884
	TIME dotCom Bhd.	2,012,800	3,799
	Kossan Rubber Industries	1,947,600	2,991
	Berjaya Auto Bhd.	5,039,600	2,837
	Capitaland Malaysia Mall Trust	7,481,200	2,756
	Yinson Holdings Bhd.	3,894,000	2,747
*	Malaysia Building Society Bhd.	7,897,200	2,625
	Inari Amertron Bhd.	3,668,400	2,562
	Press Metal Bhd.	3,018,500	2,264
	QL Resources Bhd.	1,704,100	1,907
*	Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,882
	Unisem M Bhd.	3,281,400	1,855
	Pavilion REIT	4,283,600	1,831
	Berjaya Corp. Bhd.	17,528,300	1,724
	DRB-Hicom Bhd.	6,858,600	1,701
	Gas Malaysia Bhd.	2,800,000	1,653
*	Parkson Holdings Bhd.	6,504,587	1,514
*	Aeon Co. M Bhd.	2,000,000	1,442
	Pos Malaysia Bhd.	1,864,100	1,382
*	Eastern & Oriental Bhd.	3,256,300	1,275
*	UMW Oil & Gas Corp. Bhd.	5,334,400	1,272
	Supermax Corp. Bhd.	1,758,000	1,169

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Malaysian Resources Corp. Bhd.	3,663,700	1,132
*	Gamuda Bhd. Warrants Expire 12/31/99	5,563,852	997
	Media Prima Bhd.	2,380,800	858
*	Eco World Development Group Bhd.	2,547,300	840
	Datasonic Group Bhd.	2,257,600	761
	Coastal Contracts Bhd.	1,712,100	713
	Muhibbah Engineering M Bhd.	1,176,900	707
	OSK Holdings Bhd.	1,189,700	502
*	Mulpha International Bhd.	6,192,100	475
	TA Enterprise Bhd.	3,273,900	460
*	Dayang Enterprise Holdings Bhd.	1,235,000	413
	Puncak Niaga Holdings Bhd.	1,304,400	401
*	Mudajaya Group Bhd.	1,277,400	385
*	KNM Group Bhd.	2,961,000	359
*	AirAsia X Bhd.	4,072,500	353
	Sunway Construction Group Bhd.	495,600	205
*	Syarikat Takaful Malaysia Bhd.	177,300	180
	Malaysian Bulk Carriers Bhd.	578,700	123
*	Scomi Group Bhd.	2,056,700	92
*	MPHB Capital Bhd.	100,600	37
			2,307,337
Mexico (5.2%)
	Fomento Economico Mexicano SAB de CV	33,141,376	308,363
	America Movil SAB de CV	432,382,022	305,601
	Grupo Televisa SAB	40,229,647	234,438
	Wal-Mart de Mexico SAB de CV	85,671,802	211,881
	Grupo Financiero Banorte SAB de CV	34,458,787	195,621
*	Cemex SAB de CV	209,079,879	155,188
	Grupo Mexico SAB de CV Class B	59,260,630	150,729
	Fibra Uno Administracion SA de CV	38,368,811	91,347
	Grupo Bimbo SAB de CV Class A	28,653,223	87,352
	Alfa SAB de CV Class A	43,159,788	81,129
	Grupo Financiero Inbursa SAB de CV	31,411,726	61,674
	Coca-Cola Femsa SAB de CV	6,515,619	56,633
*	Grupo Aeroportuario del Sureste SAB de CV Class B	3,482,884	53,486
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,309,481	50,025
	Mexichem SAB de CV	17,069,069	43,088
	Grupo Financiero Santander Mexico SAB de CV Class B	22,915,670	41,996
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	3,099,420	39,307
	Gruma SAB de CV Class B	2,536,608	37,055
	Grupo Carso SAB de CV	7,351,583	35,154
	Gentera SAB de CV	17,394,602	34,598
	El Puerto de Liverpool SAB de CV	2,794,929	31,771
	Alsea SAB de CV	8,291,090	31,753
	Kimberly-Clark de Mexico SAB de CV Class A	12,961,008	30,676
	Industrias Penoles SAB de CV	1,921,776	30,042
	Arca Continental SAB de CV	4,183,703	28,879
	Megacable Holdings SAB de CV	5,031,779	23,236
*	OHL Mexico SAB de CV	11,959,281	19,449
	Grupo Lala SAB de CV	7,237,995	19,356
*	Genomma Lab Internacional SAB de CV Class B	13,087,518	14,377
*	Telesites SAB de CV	23,157,883	14,214
	Grupo Comercial Chedraui SA de CV	4,612,240	13,072
	Infraestructura Energetica Nova SAB de CV	2,960,047	11,567
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	1,989,277	11,512
*	Industrias CH SAB de CV Class B	2,722,486	11,346
	Industrias Bachoco SAB de CV Class B	2,562,612	10,739
	Macquarie Mexico Real Estate Management SA de CV	7,686,637	10,580
	PLA Administradora Industrial S de RL de CV	5,480,200	10,123
	Grupo Elektra SAB DE CV	535,223	10,064
*	Organizacion Soriana SAB de CV Class B	4,084,850	9,901
	Grupo Sanborns SAB de CV	6,401,102	8,855
	Alpek SAB de CV	5,164,963	8,625
*	La Comer SAB de CV	7,455,500	7,783

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Corp Inmobiliaria Vesta SAB de CV	4,762,011	7,761
	Concentradora Fibra Danhos SA de CV	3,458,614	7,752
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	736,786	7,712
	Prologis Property Mexico SA de CV	4,157,069	6,548
*	Grupo Aeromexico SAB de CV	2,611,602	5,956
*	Minera Frisco SAB de CV	7,805,376	5,576
	Bolsa Mexicana de Valores SAB de CV	3,138,167	5,211
	Credito Real SAB de CV SOFOM ER	2,166,678	4,779
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	2,110,792	4,408
	Grupo Financiero Interacciones SA de CV	739,600	4,202
*	Hoteles City Express SAB de CV	3,080,773	3,850
	Banregio Grupo Financiero SAB de CV	629,200	3,771
	Grupo Herdez SAB de CV	1,460,926	3,234
	Unifin Financiera SAB de CV SOFOM ENR	870,173	2,565
*	Axtel SAB de CV	5,582,300	2,476
*	Grupo GICSA SA de CV	2,857,700	2,246
*	Qualitas Controladora SAB de CV	1,468,600	1,974
2	Nemak SAB de CV	1,065,506	1,528
	Concentradora Fibra Hotelera Mexicana SA de CV	1,624,399	1,477
*	Grupo Rotoplas SAB de CV	578,900	1,168
	TV Azteca SAB de CV	8,225,271	1,147
*,2	Elementia SAB de CV	725,000	992
*	Empresas ICA SAB de CV	3,432,759	734
	Consorcio ARA SAB de CV	1,709,382	671
*	Grupo Famsa SAB de CV Class A	243,000	184
			2,730,507
Pakistan (0.1%)
	Oil & Gas Development Co. Ltd.	9,980,079	12,508
	Pakistan Petroleum Ltd.	3,385,873	4,723
	Engro Corp. Ltd.	1,032,942	3,084
	Fauji Fertilizer Co. Ltd.	2,672,903	2,735
	Hub Power Co. Ltd.	2,472,816	2,563
	United Bank Ltd.	1,110,500	1,737
	National Bank of Pakistan	3,069,000	1,626
	Pakistan State Oil Co. Ltd.	470,698	1,588
	DG Khan Cement Co. Ltd.	810,514	1,351
	Pakistan Oilfields Ltd.	412,000	1,260
	Lucky Cement Ltd.	211,034	1,109
	Kot Addu Power Co. Ltd.	170,148	122
			34,406
Peru (0.3%)
	Credicorp Ltd. (XNYS)	444,610	64,655
	Credicorp Ltd. (XLIM)	357,268	51,829
*	Cia de Minas Buenaventura SAA ADR	2,915,116	29,588
*	Cia de Minas Buenaventura SAA	461,011	4,210
			150,282
Philippines (1.9%)
	SM Investments Corp.	4,927,914	99,000
	Ayala Land Inc.	85,487,529	63,075
	Ayala Corp.	3,770,787	61,931
	JG Summit Holdings Inc.	35,377,450	61,369
	Universal Robina Corp.	13,478,149	59,851
	SM Prime Holdings Inc.	119,910,697	57,823
	Aboitiz Equity Ventures Inc.	35,680,697	50,441
	Bank of the Philippine Islands	25,577,505	49,346
	BDO Unibank Inc.	22,442,742	47,811
	Philippine Long Distance Telephone Co.	1,241,015	45,369
	Manila Electric Co.	4,801,145	35,119
	Metropolitan Bank & Trust Co.	20,032,521	34,689
	Jollibee Foods Corp.	6,683,839	32,698
	GT Capital Holdings Inc.	892,071	25,968
	Aboitiz Power Corp.	26,371,426	25,228
	Globe Telecom Inc.	454,338	21,226

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Alliance Global Group Inc.	65,590,834	20,251
	DMCI Holdings Inc.	65,614,950	17,423
*	International Container Terminal Services Inc.	12,301,840	17,031
	LT Group Inc.	45,293,327	14,858
	Megaworld Corp.	184,940,213	14,834
	Metro Pacific Investments Corp.	109,076,300	13,494
	Semirara Mining & Power Corp. Class A	4,924,562	13,324
	Energy Development Corp.	98,813,053	12,412
	Robinsons Land Corp.	15,360,200	8,865
	Petron Corp.	36,689,800	8,333
	Security Bank Corp.	2,176,480	7,882
	Puregold Price Club Inc.	8,653,200	7,417
	Emperador Inc.	33,151,600	5,607
	First Gen Corp.	11,965,700	5,171
	Robinsons Retail Holdings Inc.	3,100,050	5,082
*	Bloomberry Resorts Corp.	46,943,172	4,260
	Manila Water Co. Inc.	6,837,300	4,051
	Cebu Air Inc.	1,913,120	3,630
	Filinvest Land Inc.	90,882,000	3,545
	D&L Industries Inc.	15,167,500	2,908
	Lopez Holdings Corp.	16,114,300	2,508
	First Philippine Holdings Corp.	1,621,690	2,305
	Vista Land & Lifescapes Inc.	19,268,805	1,969
	Travellers International Hotel Group Inc.	26,421,400	1,902
	Belle Corp.	23,610,000	1,528
	Cosco Capital Inc.	8,297,900	1,405
	Nickel Asia Corp.	11,565,500	1,313
	DoubleDragon Properties Corp.	1,535,100	1,276
*	Melco Crown Philippines Resorts Corp.	7,776,000	380
*	Atlas Consolidated Mining & Development Corp.	1,727,000	154
*	Philex Mining Corp.	818,100	103
*	Philex Petroleum Corp.	222,785	11
			976,176
Poland (1.4%)
	Polski Koncern Naftowy ORLEN SA	4,918,597	88,709
*	Powszechna Kasa Oszczednosci Bank Polski SA	13,213,108	84,672
	Bank Pekao SA	1,992,031	81,010
	Powszechny Zaklad Ubezpieczen SA	8,623,551	78,054
	KGHM Polska Miedz SA	2,099,462	40,931
	PGE Polska Grupa Energetyczna SA	11,119,483	38,396
	Polskie Gornictwo Naftowe i Gazownictwo SA	26,995,794	35,957
^	Bank Zachodni WBK SA	441,062	30,674
^	LPP SA	20,029	29,566
*	Cyfrowy Polsat SA	3,451,489	21,975
	Asseco Poland SA	1,268,072	19,245
	Eurocash SA	1,215,844	17,372
^	CCC SA	380,014	16,946
	Orange Polska SA	10,377,484	16,911
*	Grupa Azoty SA	730,359	16,633
*,^	mBank SA	195,526	16,518
	Energa SA	4,970,581	16,195
*,^	Alior Bank SA	765,995	13,859
*,^	Bank Millennium SA	9,619,136	12,600
	Tauron Polska Energia SA	16,221,484	12,575
*,^	Grupa Lotos SA	1,566,627	12,180
	Enea SA	3,461,633	10,702
	Bank Handlowy w Warszawie SA	496,990	9,640
^	Synthos SA	6,803,539	7,255
	Kernel Holding SA	368,178	4,962
	PKP Cargo SA	339,695	3,673
*	Getin Noble Bank SA	17,626,286	2,356
*	CD Projekt Red SA	326,160	2,175
	Budimex SA	42,477	2,170
*	Ciech SA	106,993	1,984

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Neuca SA	17,871	1,536
	Warsaw Stock Exchange	154,826	1,529
*,^	Jastrzebska Spolka Weglowa SA	238,085	1,226
*	Globe Trade Centre SA	528,921	977
^	Lubelski Wegiel Bogdanka SA	70,874	849
^	KRUK SA	13,281	663
	Boryszew SA	498,060	660
*	Integer.pl SA	20,210	422
*	Getin Holding SA	987,484	295
*	Bioton SA	57,133	158
			754,210
Russia (4.5%)
	Sberbank of Russia PJSC	163,242,388	311,650
	Gazprom PAO	85,443,353	222,614
	Gazprom PAO ADR	40,610,515	211,012
	Lukoil PJSC ADR	4,228,413	180,163
	Magnit PJSC GDR	4,262,904	147,787
	Lukoil PJSC	3,145,383	133,772
	Novatek OAO GDR	912,786	88,088
	NOVATEK OAO	7,805,580	73,974
	Surgutneftegas OAO Preference Shares	113,719,910	73,726
	AK Transneft OAO Preference Shares	23,687	73,275
*	Tatneft PAO ADR	2,141,095	67,496
	VTB Bank PJSC	58,129,231,072	62,867
	MMC Norilsk Nickel PJSC ADR	4,077,999	60,262
	Mobile TeleSystems PJSC ADR	6,448,430	59,712
	Rosneft OAO GDR	10,808,521	59,318
	Surgutneftegas OAO ADR	9,251,671	49,165
	Tatneft OAO	8,951,972	47,198
	MMC Norilsk Nickel PJSC	315,772	45,886
	Rosneft OAO	6,628,175	35,959
	Moscow Exchange MICEX-RTS PJSC	21,755,868	34,339
	Alrosa PAO	26,660,400	30,445
	Severstal PAO	2,563,133	28,780
	Rostelecom PJSC	18,484,608	28,148
	RusHydro PJSC	2,053,193,032	21,893
2	VTB Bank PJSC GDR	10,032,147	21,555
	PhosAgro OAO GDR	1,225,411	19,004
	NLMK PJSC GDR	1,349,657	18,333
	Bashneft PAO	391,744	17,418
	MegaFon PJSC GDR	1,366,417	15,739
	Surgutneftegas OAO	27,603,149	14,538
*	Uralkali PJSC	5,573,808	14,061
	Sistema JSFC GDR	1,864,855	13,705
	E.ON Russia JSC	230,721,198	9,410
	Magnitogorsk Iron & Steel Works OJSC	23,953,284	8,789
*	Bashneft PAO Preference Shares	300,228	8,631
*	Aeroflot - Russian Airlines OJSC	6,789,524	8,132
	Federal Grid Co. Unified Energy System JSC	5,240,625,478	8,129
	Inter RAO UES PJSC	273,165,670	7,582
	Acron JSC	117,629	6,449
*	Tatneft PAO Preference Shares	2,085,960	6,190
	LSR Group PJSC GDR	2,601,972	5,873
*	Rosseti PJSC	483,908,605	4,661
	TMK PAO GDR	533,754	1,606
*	DIXY Group PJSC	245,032	1,265
	M.Video PAO	249,594	1,155
	Mobile TeleSystems PJSC	278,073	1,087
*	Mechel	662,598	681
	Mosenergo OAO	28,759,534	635
*	Sollers PAO	76,039	507
	OGK-2 PAO	97,144,880	425
*	Raspadskaya OAO	610,529	283
	Novolipetsk Steel OJSC	180,757	249

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Severstal PAO GDR	12,918	150
			2,363,771
South Africa (8.6%)
	Naspers Ltd.	6,348,956	873,689
	MTN Group Ltd.	26,803,131	280,589
	Sasol Ltd.	8,432,242	275,820
*	Steinhoff International Holdings NV	37,890,453	237,025
^	Standard Bank Group Ltd.	18,270,028	164,071
^	FirstRand Ltd.	46,166,429	148,384
	Remgro Ltd.	7,308,895	131,332
	Sanlam Ltd.	26,659,732	129,470
	Bidvest Group Ltd.	4,874,128	123,834
	Aspen Pharmacare Holdings Ltd.	4,811,580	113,514
*	AngloGold Ashanti Ltd.	6,144,921	99,894
	Woolworths Holdings Ltd.	13,988,926	90,079
	Shoprite Holdings Ltd.	6,579,121	79,179
	Growthpoint Properties Ltd.	38,613,815	68,333
	Tiger Brands Ltd.	2,438,207	60,365
^	Brait SE	5,113,419	57,213
	Netcare Ltd.	22,364,870	57,028
	Vodacom Group Ltd.	4,877,411	56,709
	Redefine Properties Ltd.	65,297,498	56,364
	Gold Fields Ltd.	11,919,062	55,145
	Barclays Africa Group Ltd.	4,827,313	48,882
	Truworths International Ltd.	6,484,133	48,418
	Mr Price Group Ltd.	3,533,235	44,917
	Discovery Ltd.	4,857,375	43,474
	Sibanye Gold Ltd.	11,015,571	42,164
	Life Healthcare Group Holdings Ltd.	15,693,177	41,168
	RMB Holdings Ltd.	10,051,820	41,095
	SPAR Group Ltd.	2,633,496	39,360
*	Impala Platinum Holdings Ltd.	9,155,014	38,126
	Resilient REIT Ltd.	3,933,051	37,577
	Nedbank Group Ltd.	2,902,731	37,093
*	Sappi Ltd.	8,197,273	35,552
	Mondi Ltd.	1,817,479	34,993
^	Capitec Bank Holdings Ltd.	793,635	32,931
	Hyprop Investments Ltd.	3,760,866	32,430
^	Foschini Group Ltd.	2,932,464	31,502
	Investec Ltd.	3,872,364	29,897
	AVI Ltd.	4,787,875	29,706
	Clicks Group Ltd.	3,747,384	27,347
	Imperial Holdings Ltd.	2,542,690	26,570
*	Anglo American Platinum Ltd.	897,432	26,011
	MMI Holdings Ltd.	15,540,981	25,900
*,^	Harmony Gold Mining Co. Ltd.	6,707,701	23,978
	Pioneer Foods Group Ltd.	2,024,085	23,698
	Fortress Income Fund Ltd. Class B	8,400,742	22,227
	Coronation Fund Managers Ltd.	4,074,942	21,172
	PSG Group Ltd.	1,459,578	20,384
	Telkom SA SOC Ltd.	4,683,138	18,672
	Barloworld Ltd.	3,216,191	18,567
*	Northam Platinum Ltd.	5,289,491	18,034
	Pick n Pay Stores Ltd.	3,445,784	17,876
	EOH Holdings Ltd.	1,728,677	16,830
	Liberty Holdings Ltd.	1,593,772	15,656
^	Nampak Ltd.	9,020,204	15,428
	JSE Ltd.	1,328,209	15,411
	Tongaat Hulett Ltd.	1,790,812	14,806
	Massmart Holdings Ltd.	1,641,505	14,088
*	Attacq Ltd.	9,597,938	14,046
	Reunert Ltd.	2,499,077	12,561
^	Exxaro Resources Ltd.	1,958,022	12,427
	AECI Ltd.	1,814,518	12,218

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	African Rainbow Minerals Ltd.	1,468,867	11,590
	Omnia Holdings Ltd.	1,028,264	10,089
	Tsogo Sun Holdings Ltd.	5,158,606	9,646
	Santam Ltd.	572,653	9,453
^	DataTec Ltd.	2,987,865	9,450
	Pick n Pay Holdings Ltd.	4,207,531	8,948
	Wilson Bayly Holmes-Ovcon Ltd.	976,111	8,337
	Sun International Ltd.	1,535,497	8,321
	Distell Group Ltd.	732,430	8,185
	Murray & Roberts Holdings Ltd.	7,177,241	7,426
	Grindrod Ltd.	7,328,042	7,369
	PPC Ltd.	6,940,545	7,313
	Fortress Income Fund Ltd. Class A	6,454,990	7,259
	Assore Ltd.	508,700	7,112
*,^	Kumba Iron Ore Ltd.	846,545	6,880
	Illovo Sugar Ltd.	3,964,880	6,769
	Alexander Forbes Group Holdings Ltd.	11,899,583	5,998
*	Super Group Ltd.	1,601,327	4,630
	KAP Industrial Holdings Ltd.	9,140,825	4,053
	Astral Foods Ltd.	445,441	4,041
	Blue Label Telecoms Ltd.	3,524,040	3,898
	Peregrine Holdings Ltd.	1,657,932	3,480
	SA Corporate Real Estate Fund Nominees Pty Ltd.	9,397,821	3,314
*	Royal Bafokeng Platinum Ltd.	1,067,189	3,273
	Famous Brands Ltd.	364,282	2,907
	Oceana Group Ltd.	328,372	2,779
	Adcock Ingram Holdings Ltd.	922,359	2,725
^	Lewis Group Ltd.	776,037	2,616
	Vukile Property Fund Ltd.	2,029,869	2,481
	Cashbuild Ltd.	89,920	2,195
*,^	ArcelorMittal South Africa Ltd.	2,984,502	2,120
	City Lodge Hotels Ltd.	193,989	2,088
	Zeder Investments Ltd.	4,172,089	2,029
	Mpact Ltd.	615,744	2,011
	Emira Property Fund Ltd.	1,677,784	1,877
	DRDGOLD Ltd.	3,066,925	1,689
	Metair Investments Ltd.	1,009,976	1,572
*	Curro Holdings Ltd.	545,648	1,514
	Group Five Ltd.	406,151	718
	Raubex Group Ltd.	505,743	665
	Invicta Holdings Ltd.	151,711	579
*	Aveng Ltd.	1,660,336	540
	Adcorp Holdings Ltd.	465,896	509
	Clover Industries Ltd.	381,267	504
*	Pinnacle Holdings Ltd.	402,066	424
	Hudaco Industries Ltd.	52,960	423
*	Consolidated Infrastructure Group Ltd.	200,458	421
	Trencor Ltd.	86,620	272
	Merafe Resources Ltd.	2,460,529	152
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	73,897	27
*	Curro Holdings Ltd Rights Expire 5/13/16	29,213	14
*	African Bank Investments Ltd.	23,997,414	—
			4,483,914
Taiwan (14.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	252,443,845	1,159,820
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,425,051	529,007
	Hon Hai Precision Industry Co. Ltd.	212,060,108	505,141
	Formosa Plastics Corp.	75,394,616	187,243
	Formosa Chemicals & Fibre Corp.	67,825,918	172,833
	Nan Ya Plastics Corp.	88,207,253	172,389
	MediaTek Inc.	22,324,192	158,323
	Delta Electronics Inc.	32,081,767	148,607
	Cathay Financial Holding Co. Ltd.	121,976,966	136,588
	Fubon Financial Holding Co. Ltd.	111,728,336	135,339

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Uni-President Enterprises Corp.	74,954,783	134,933
	China Steel Corp.	192,223,385	134,763
	CTBC Financial Holding Co. Ltd.	260,266,959	131,897
	Mega Financial Holding Co. Ltd.	162,843,636	115,406
	Chunghwa Telecom Co. Ltd.	32,708,913	110,433
	Largan Precision Co. Ltd.	1,527,135	106,600
	Asustek Computer Inc.	11,082,958	97,157
	Chunghwa Telecom Co. Ltd. ADR	2,556,374	87,172
	Taiwan Mobile Co. Ltd.	26,349,796	86,858
	Formosa Petrochemical Corp.	29,580,393	83,901
	Catcher Technology Co. Ltd.	11,339,463	79,363
	First Financial Holding Co. Ltd.	146,411,410	71,602
	Quanta Computer Inc.	41,519,165	66,737
	E.Sun Financial Holding Co. Ltd.	118,812,105	65,762
	Advanced Semiconductor Engineering Inc.	66,075,717	63,580
	Hotai Motor Co. Ltd.	6,434,000	63,357
	President Chain Store Corp.	8,939,647	63,207
	Pegatron Corp.	29,468,897	62,081
	Cheng Shin Rubber Industry Co. Ltd.	29,417,883	61,041
	Hua Nan Financial Holdings Co. Ltd.	121,522,959	58,877
	Taiwan Cooperative Financial Holding Co. Ltd.	131,796,756	58,121
	Far EasTone Telecommunications Co. Ltd.	25,537,343	57,584
	China Development Financial Holding Corp.	224,896,649	57,209
	Yuanta Financial Holding Co. Ltd.	166,056,634	54,655
	Pou Chen Corp.	41,261,531	51,869
	Taiwan Cement Corp.	50,808,877	51,683
	Taishin Financial Holding Co. Ltd.	135,235,607	51,018
	Far Eastern New Century Corp.	64,868,322	48,443
	Innolux Corp.	151,727,726	46,825
	SinoPac Financial Holdings Co. Ltd.	154,102,284	45,534
	Chang Hwa Commercial Bank Ltd.	79,702,294	41,550
	Lite-On Technology Corp.	33,955,135	41,243
	Compal Electronics Inc.	67,174,629	39,431
	Advantech Co. Ltd.	5,365,619	37,816
	United Microelectronics Corp.	98,295,970	36,464
	Foxconn Technology Co. Ltd.	17,246,683	35,479
	United Microelectronics Corp. ADR	18,291,328	34,571
	Eclat Textile Co. Ltd.	3,036,950	34,567
	Asia Cement Corp.	38,230,529	34,013
*	Inotera Memories Inc.	37,081,000	33,561
	Siliconware Precision Industries Co. Ltd.	21,475,906	31,798
	Inventec Corp.	47,439,489	31,280
	Novatek Microelectronics Corp.	8,949,817	31,185
	Advanced Semiconductor Engineering Inc. ADR	5,994,030	30,749
	HTC Corp.	11,217,925	28,514
	Giant Manufacturing Co. Ltd.	4,533,721	27,184
	AU Optronics Corp.	92,924,669	26,591
	Hermes Microvision Inc.	855,369	26,193
	Shin Kong Financial Holding Co. Ltd.	123,874,583	25,001
	Teco Electric and Machinery Co. Ltd.	30,043,000	23,687
	Wistron Corp.	39,665,968	23,416
	Chicony Electronics Co. Ltd.	9,333,885	22,360
	Vanguard International Semiconductor Corp.	14,216,000	21,662
	Synnex Technology International Corp.	21,232,055	21,029
	Realtek Semiconductor Corp.	7,416,241	20,711
	Siliconware Precision Industries Co. Ltd. ADR	2,811,306	20,340
	Feng TAY Enterprise Co. Ltd.	4,663,777	20,039
	China Life Insurance Co. Ltd. (XTAI)	25,917,000	19,478
*	Taiwan Business Bank	69,383,872	17,871
*	Acer Inc.	47,105,632	16,711
	Taiwan Fertilizer Co. Ltd.	12,205,100	16,566
	Chailease Holding Co. Ltd.	9,758,000	16,330
	Formosa Taffeta Co. Ltd.	17,756,868	16,245
*	Walsin Lihwa Corp.	60,018,770	15,685

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Eva Airways Corp.	28,932,242	14,321
	WPG Holdings Ltd.	13,336,000	14,230
	Eternal Materials Co. Ltd.	13,377,697	13,366
*	China Airlines Ltd.	40,106,050	13,091
	Transcend Information Inc.	4,664,981	13,090
	Taiwan Secom Co. Ltd.	4,560,805	12,837
^	AU Optronics Corp. ADR	4,576,829	12,815
	Yulon Motor Co. Ltd.	13,781,584	12,084
	Powertech Technology Inc.	5,857,000	11,821
	Highwealth Construction Corp.	7,770,000	11,647
	Feng Hsin Steel Co. Ltd.	7,818,310	11,019
	Capital Securities Corp.	41,703,422	10,982
	Airtac International Group	1,649,000	10,896
	Win Semiconductors Corp.	5,583,000	10,484
	Yageo Corp.	6,366,000	10,358
	Unimicron Technology Corp.	20,897,754	9,971
	Evergreen Marine Corp. Taiwan Ltd.	26,912,358	9,907
	Far Eastern International Bank	33,754,493	9,795
	Simplo Technology Co. Ltd.	2,905,000	9,775
	Phison Electronics Corp.	1,149,000	9,561
	Epistar Corp.	14,923,732	9,557
*	Taiwan Glass Industry Corp.	22,461,551	9,545
	TPK Holding Co. Ltd.	4,170,667	8,718
	China Motor Corp.	11,946,000	8,360
	Tung Thih Electronic Co. Ltd.	460,000	8,176
	Cheng Uei Precision Industry Co. Ltd.	6,366,473	8,169
	Ruentex Development Co. Ltd.	7,035,000	7,912
	Poya International Co. Ltd.	728,000	7,698
	Micro-Star International Co. Ltd.	4,787,000	7,619
	King Slide Works Co. Ltd.	637,000	7,538
	Cathay Real Estate Development Co. Ltd.	16,717,000	7,399
	Oriental Union Chemical Corp.	11,537,000	7,381
	Makalot Industrial Co. Ltd.	1,385,000	7,379
	Kenda Rubber Industrial Co. Ltd.	4,207,000	7,319
	Nanya Technology Corp.	5,971,246	6,946
*	Macronix International	62,451,541	6,946
	YFY Inc.	22,304,000	6,938
	Wan Hai Lines Ltd.	12,500,450	6,860
	Merida Industry Co. Ltd.	1,616,000	6,620
	Ruentex Industries Ltd.	4,720,000	6,573
*	Yang Ming Marine Transport Corp.	24,355,195	6,424
	King Yuan Electronics Co. Ltd.	7,251,000	6,382
	Tripod Technology Corp.	3,461,000	6,329
	Chroma ATE Inc.	2,838,000	6,286
	U-Ming Marine Transport Corp.	7,778,356	6,279
	Hota Industrial Manufacturing Co. Ltd.	1,303,000	6,234
	Zhen Ding Technology Holding Ltd.	2,938,000	6,158
	Hiwin Technologies Corp.	1,402,000	6,149
	St. Shine Optical Co. Ltd.	327,000	6,106
	CTCI Corp.	4,621,000	6,011
*	LCY Chemical Corp.	4,733,000	5,612
	Radiant Opto-Electronics Corp.	3,871,000	5,556
*	Asia Pacific Telecom Co. Ltd.	17,187,000	5,497
	Chipbond Technology Corp.	4,106,000	5,448
	Ton Yi Industrial Corp.	11,260,000	5,397
	Voltronic Power Technology Corp.	341,000	5,368
	President Securities Corp.	14,223,000	5,365
	Standard Foods Corp.	2,119,000	5,129
	PChome Online Inc.	473,000	4,999
	eMemory Technology Inc.	444,000	4,852
	Casetek Holdings Ltd.	1,050,000	4,715
*	Winbond Electronics Corp.	18,178,000	4,708
	Taiwan Paiho Ltd.	1,565,000	4,699
	King's Town Bank Co. Ltd.	6,565,000	4,567

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	TTY Biopharm Co. Ltd.	1,400,000	4,561
	Silergy Corp.	338,000	4,489
	TSRC Corp.	4,893,000	4,299
	Tong Yang Industry Co. Ltd.	2,782,000	4,230
	Cleanaway Co. Ltd.	776,000	4,199
	Parade Technologies Ltd.	447,000	4,133
	Huaku Development Co. Ltd.	2,340,000	4,127
	WT Microelectronics Co. Ltd.	3,408,000	4,099
	Chin-Poon Industrial Co. Ltd.	2,005,000	4,052
	Taichung Commercial Bank Co. Ltd.	13,922,000	3,941
	Clevo Co.	4,419,000	3,863
	Compeq Manufacturing Co. Ltd.	6,867,000	3,800
*	Nan Kang Rubber Tire Co. Ltd.	4,496,000	3,794
	Nan Ya Printed Circuit Board Corp.	4,033,521	3,787
	Far Eastern Department Stores Ltd.	6,965,000	3,727
	Wistron NeWeb Corp.	1,428,000	3,704
	Grape King Bio Ltd.	616,000	3,703
	Cub Elecparts Inc.	306,000	3,698
	Everlight Electronics Co. Ltd.	2,617,000	3,659
	China Steel Chemical Corp.	1,064,000	3,552
	FLEXium Interconnect Inc.	1,540,000	3,531
	Gigabyte Technology Co. Ltd.	3,283,000	3,505
	Coretronic Corp.	3,859,000	3,502
	Accton Technology Corp.	3,654,000	3,421
	Sino-American Silicon Products Inc.	3,202,000	3,399
	Kinsus Interconnect Technology Corp.	1,758,000	3,396
	Yungtay Engineering Co. Ltd.	2,313,000	3,350
*	China Petrochemical Development Corp.	13,272,000	3,348
	Primax Electronics Ltd.	2,819,000	3,305
	Farglory Land Development Co. Ltd.	2,743,000	3,281
	Mercuries Life Insurance Co. Ltd.	6,742,139	3,242
	Taiwan FamilyMart Co. Ltd.	497,000	3,228
	Qisda Corp.	10,089,000	3,193
*	Sanyang Motor Co. Ltd.	4,955,000	3,178
	Gourmet Master Co. Ltd.	393,000	3,160
	Greatek Electronics Inc.	2,750,000	3,127
	Ginko International Co. Ltd.	289,000	3,126
	Formosa International Hotels Corp.	512,000	3,101
	China Bills Finance Corp.	8,011,000	3,054
	Walsin Technology Corp.	3,721,000	3,047
	AmTRAN Technology Co. Ltd.	4,757,000	2,939
	Lung Yen Life Service Corp.	1,738,000	2,933
	Pihsiang Machinery Manufacturing Co. Ltd.	1,345,000	2,930
	Tung Ho Steel Enterprise Corp.	4,540,000	2,910
*	Yeong Guan Energy Technology Group Co. Ltd.	445,000	2,882
	TXC Corp.	2,264,000	2,876
	AcBel Polytech Inc.	3,917,000	2,876
	Elite Material Co. Ltd.	1,589,000	2,826
	Sercomm Corp.	1,188,000	2,817
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,785,000	2,811
	Flytech Technology Co. Ltd.	829,000	2,783
	Sigurd Microelectronics Corp.	3,777,000	2,766
	Namchow Chemical Industrial Co. Ltd.	1,491,000	2,762
*	Kinpo Electronics	8,128,000	2,738
	Neo Solar Power Corp.	5,125,242	2,736
	Elite Advanced Laser Corp.	569,000	2,723
*	Orient Semiconductor Electronics Ltd.	7,122,000	2,722
	Depo Auto Parts Ind Co. Ltd.	872,000	2,694
	International Games System Co. Ltd.	316,000	2,684
	Firich Enterprises Co. Ltd.	1,091,000	2,642
*	Ennoconn Corp.	206,000	2,621
	ITEQ Corp.	2,826,000	2,610
	Yulon Nissan Motor Co. Ltd.	416,188	2,603
	Lien Hwa Industrial Corp.	4,138,000	2,575

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Visual Photonics Epitaxy Co. Ltd.	1,666,000	2,563
	TA Chen Stainless Pipe	5,236,000	2,561
	Elan Microelectronics Corp.	2,404,000	2,483
	Mitac Holdings Corp.	3,485,000	2,474
	OptoTech Corp.	7,327,000	2,473
	Tong Hsing Electronic Industries Ltd.	860,000	2,462
	Taiwan Acceptance Corp.	1,082,000	2,457
	Topco Scientific Co. Ltd.	1,352,000	2,445
	XPEC Entertainment Inc.	769,000	2,434
*	E Ink Holdings Inc.	5,231,000	2,423
	Aten International Co. Ltd.	973,000	2,418
	Test Research Inc.	1,701,000	2,399
	Wah Lee Industrial Corp.	1,760,000	2,386
*	Tatung Co. Ltd.	15,002,000	2,339
	Waterland Financial Holdings Co. Ltd.	9,450,000	2,335
	Shin Zu Shing Co. Ltd.	820,000	2,334
	China Synthetic Rubber Corp.	3,169,000	2,333
	Taiwan PCB Techvest Co. Ltd.	2,413,000	2,331
	Taiwan Surface Mounting Technology Corp.	2,806,000	2,330
	YungShin Global Holding Corp.	1,565,000	2,329
*	Motech Industries Inc.	2,448,843	2,304
	Cheng Loong Corp.	6,350,000	2,272
	PharmaEngine Inc.	329,000	2,268
*	Land Mark Optoelectronics Corp.	154,000	2,261
	Syncmold Enterprise Corp.	1,372,000	2,244
	Posiflex Technology Inc.	442,000	2,215
	Zeng Hsing Industrial Co. Ltd.	490,000	2,204
*	Center Laboratories Inc.	1,014,000	2,120
	Ardentec Corp.	3,383,000	2,104
	Sporton International Inc.	383,905	2,100
	Gigasolar Materials Corp.	126,000	2,092
	Holtek Semiconductor Inc.	1,301,000	2,083
	Grand Pacific Petrochemical	4,017,000	2,083
	Chlitina Holding Ltd.	296,000	2,079
	Tainan Spinning Co. Ltd.	5,117,000	2,067
	ScinoPharm Taiwan Ltd.	1,573,000	2,063
*	General Interface Solution Holding Ltd.	775,000	2,050
	BES Engineering Corp.	10,839,000	2,019
	Great Wall Enterprise Co. Ltd.	2,966,000	2,009
	Long Chen Paper Co. Ltd.	4,763,000	1,990
	Taiwan Land Development Corp.	5,981,000	1,989
	Goldsun Building Materials Co. Ltd.	7,709,000	1,986
	Rechi Precision Co. Ltd.	2,614,000	1,948
	Xxentria Technology Materials Corp.	720,000	1,943
	Sinbon Electronics Co. Ltd.	927,000	1,926
	Merry Electronics Co. Ltd.	1,035,000	1,921
	Prince Housing & Development Corp.	5,225,000	1,910
	Chong Hong Construction Co. Ltd.	1,188,000	1,900
*	HannStar Display Corp.	16,284,000	1,888
	Mercuries & Associates Holding Ltd.	3,246,000	1,878
*	Ritek Corp.	21,336,000	1,861
	KEE TAI Properties Co. Ltd.	3,934,000	1,857
	Faraday Technology Corp.	1,348,000	1,802
*	Gintech Energy Corp.	2,649,000	1,799
*	TWi Pharmaceuticals Inc.	514,000	1,793
*	Bizlink Holding Inc.	314,000	1,782
	Taiwan Cogeneration Corp.	2,368,000	1,775
	Adlink Technology Inc.	849,790	1,750
	Taiwan Shin Kong Security Co. Ltd.	1,406,000	1,744
	Taiwan TEA Corp.	3,774,000	1,734
	Taiwan Semiconductor Co. Ltd.	1,437,000	1,726
*	CMC Magnetics Corp.	16,904,000	1,716
	USI Corp.	4,307,000	1,704
	Dynapack International Technology Corp.	1,133,000	1,699

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Darwin Precisions Corp.	4,531,000	1,696
	Lealea Enterprise Co. Ltd.	5,973,000	1,692
	Formosan Rubber Group Inc.	3,250,000	1,675
	China Metal Products	1,407,000	1,661
*	Wei Chuan Foods Corp.	2,683,000	1,657
	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,890,000	1,656
	Yieh Phui Enterprise Co. Ltd.	6,533,000	1,655
	United Integrated Services Co. Ltd.	1,176,000	1,654
	Masterlink Securities Corp.	5,982,000	1,635
*	Microbio Co. Ltd.	2,152,000	1,629
	San Shing Fastech Corp.	874,000	1,613
	Global Mixed Mode Technology Inc.	769,000	1,588
	Shinkong Synthetic Fibers Corp.	5,963,000	1,578
	ITE Technology Inc.	1,841,000	1,575
	Getac Technology Corp.	2,326,000	1,568
*	Continental Holdings Corp.	4,546,000	1,563
	IEI Integration Corp.	1,423,000	1,549
	Systex Corp.	914,000	1,534
*	Swancor Ind Co. Ltd.	387,000	1,530
	Wowprime Corp.	409,000	1,530
	Test Rite International Co. Ltd.	2,525,000	1,529
	Long Bon International Co. Ltd.	2,670,000	1,528
	Pan Jit International Inc.	2,930,000	1,521
	Advanced Ceramic X Corp.	289,000	1,515
	Toung Loong Textile Manufacturing	567,000	1,507
	Advanced Wireless Semiconductor Co.	808,000	1,473
	GeoVision Inc.	697,000	1,473
	YC INOX Co. Ltd.	1,962,000	1,470
	Everlight Chemical Industrial Corp.	2,348,000	1,462
	Sonix Technology Co. Ltd.	1,457,000	1,447
*	Taiwan Styrene Monomer	2,888,000	1,446
	Kinik Co.	921,000	1,443
	Zinwell Corp.	988,000	1,440
	Hung Sheng Construction Ltd.	2,904,000	1,429
	Lite-On Semiconductor Corp.	2,259,000	1,410
*	Taigen Biopharmaceuticals Holdings Ltd.	1,659,820	1,404
	Sitronix Technology Corp.	481,000	1,403
	Radium Life Tech Co. Ltd.	4,470,000	1,389
	Jih Sun Financial Holdings Co. Ltd.	6,319,000	1,375
	Taiflex Scientific Co. Ltd.	1,267,000	1,368
	Wisdom Marine Lines Co. Ltd.	1,178,000	1,365
*	D-Link Corp.	4,349,000	1,358
	Federal Corp.	3,045,000	1,353
	Basso Industry Corp.	604,000	1,349
	A-DATA Technology Co. Ltd.	1,451,000	1,340
*	Shining Building Business Co. Ltd.	3,740,000	1,337
	Unitech Printed Circuit Board Corp.	3,826,000	1,324
	Tong-Tai Machine & Tool Co. Ltd.	1,775,000	1,324
*	China Man-Made Fiber Corp.	5,458,000	1,316
	Sincere Navigation Corp.	2,046,000	1,289
*	Gigastorage Corp.	1,726,000	1,283
	Lextar Electronics Corp.	2,638,000	1,270
	Brogent Technologies Inc.	149,000	1,245
	Cyberlink Corp.	576,000	1,245
	Elitegroup Computer Systems Co. Ltd.	2,016,000	1,233
	Global Unichip Corp.	527,000	1,230
	Nan Liu Enterprise Co. Ltd.	268,000	1,227
	WUS Printed Circuit Co. Ltd.	1,536,000	1,225
	Kindom Construction Corp.	2,455,000	1,215
*	Ho Tung Chemical Corp.	5,431,000	1,206
	CHC Healthcare Group	769,899	1,191
	Career Technology MFG. Co. Ltd.	2,093,000	1,189
	China Chemical & Pharmaceutical Co. Ltd.	2,016,000	1,167
	Senao International Co. Ltd.	867,000	1,157

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Li Peng Enterprise Co. Ltd.	4,734,000	1,155
	Sampo Corp.	2,763,000	1,155
	FocalTech Systems Co. Ltd.	1,344,000	1,151
	Sunplus Technology Co. Ltd.	2,972,000	1,147
*	Medigen Biotechnology Corp.	609,000	1,146
	Evergreen International Storage & Transport Corp.	2,837,000	1,146
	Rich Development Co. Ltd.	4,087,000	1,145
	UPC Technology Corp.	4,229,000	1,141
	Asia Vital Components Co. Ltd.	1,448,000	1,136
	Chimei Materials Technology Corp.	2,076,000	1,126
	CSBC Corp. Taiwan	2,346,000	1,122
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	494,000	1,100
	Huang Hsiang Construction Corp.	1,228,000	1,089
	L&K Engineering Co. Ltd.	1,090,000	1,078
	Lingsen Precision Industries Ltd.	4,108,000	1,067
	Universal Cement Corp.	1,665,000	1,065
	Globe Union Industrial Corp.	2,256,000	1,060
	Sinyi Realty Inc.	1,255,000	1,045
*	Silicon Integrated Systems Corp.	4,977,000	1,038
	Asia Polymer Corp.	1,876,000	1,038
	Johnson Health Tech Co. Ltd.	633,000	999
	MIN AIK Technology Co. Ltd.	640,000	992
	Elite Semiconductor Memory Technology Inc.	1,222,000	991
	Pixart Imaging Inc.	455,000	987
	Unizyx Holding Corp.	1,935,000	981
	Holy Stone Enterprise Co. Ltd.	954,000	978
	Solar Applied Materials Technology Co.	1,855,000	970
*	Chung Hung Steel Corp.	5,211,000	968
	Chun Yuan Steel	2,865,000	959
*	Taiwan Liposome Co. Ltd.	228,000	948
*	AGV Products Corp.	3,809,000	946
	Alpha Networks Inc.	1,852,000	925
	Pan-International Industrial Corp.	2,512,000	915
	Gloria Material Technology Corp.	1,673,000	913
	ALI Corp.	1,490,000	898
	Ability Enterprise Co. Ltd.	1,553,491	896
	CyberTAN Technology Inc.	1,709,000	878
*	E-Ton Solar Tech Co. Ltd.	2,828,000	876
	Infortrend Technology Inc.	1,754,000	868
*	Concord Securities Co. Ltd.	4,479,000	868
	Unity Opto Technology Co. Ltd.	1,882,000	845
	Kuoyang Construction Co. Ltd.	2,322,000	845
	Soft-World International Corp.	460,000	838
	Jess-Link Products Co. Ltd.	1,009,000	834
*	Green Energy Technology Inc.	1,490,000	832
*	Asia Optical Co. Inc.	1,114,000	826
	Microlife Corp.	312,000	807
	Ichia Technologies Inc.	1,706,000	806
	Chung Hwa Pulp Corp.	2,596,000	801
	Taiyen Biotech Co. Ltd.	936,000	791
	Hung Poo Real Estate Development Corp.	978,000	789
	Sunrex Technology Corp.	1,666,623	785
	FSP Technology Inc.	1,047,120	779
	Nien Hsing Textile Co. Ltd.	1,060,000	778
	Etron Technology Inc.	1,968,000	744
	Altek Corp.	988,000	739
	Jentech Precision Industrial Co. Ltd.	575,000	739
*	China Electric Manufacturing Corp.	2,965,000	735
*	Li Cheng Enterprise Co. Ltd.	151,000	734
	Hsin Kuang Steel Co. Ltd.	1,519,000	732
	Topkey Corp.	214,000	729
	Tyntek Corp.	1,768,000	695
	Shih Wei Navigation Co. Ltd.	1,970,000	689
*	Wafer Works Corp.	2,280,647	685

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	China General Plastics Corp.	1,397,000	676
	Darfon Electronics Corp.	1,109,000	675
	Solartech Energy Corp.	1,292,000	672
	Weltrend Semiconductor	1,040,000	668
*	Eastern Media International Corp.	3,589,000	632
	Lotes Co. Ltd.	238,000	627
*	HannsTouch Solution Inc.	2,856,000	623
*	Global Brands Manufacture Ltd.	2,740,000	619
	Kuo Toong International Co. Ltd.	757,000	609
*	Lotus Pharmaceutical Co. Ltd.	292,000	606
	Bank of Kaohsiung Co. Ltd.	2,264,000	605
	Tsann Kuen Enterprise Co. Ltd.	825,000	589
*	Genesis Photonics Inc.	3,327,000	578
	Taiwan Fire & Marine Insurance Co. Ltd.	901,000	573
*	Gold Circuit Electronics Ltd.	2,251,000	563
*	Pharmally International Holding Co. Ltd.	51,000	552
	Quanta Storage Inc.	824,000	550
	ENG Electric Co. Ltd.	1,024,000	541
	Gemtek Technology Corp.	1,005,000	517
*	Genius Electronic Optical Co. Ltd.	364,000	508
	Ambassador Hotel	622,000	495
	ACES Electronic Co. Ltd.	500,000	476
*	LES Enphants Co. Ltd.	1,030,000	431
	Globalwafers Co. Ltd.	178,000	408
	Sheng Yu Steel Co. Ltd.	668,000	406
*	Dynamic Electronics Co. Ltd.	1,553,000	405
	Taiwan Mask Corp.	1,462,000	404
	Vivotek Inc.	172,000	403
	Chinese Maritime Transport Ltd.	542,000	403
*	G Tech Optoelectronics Corp.	1,392,000	402
	Young Optics Inc.	421,000	399
	King's Town Construction Co. Ltd.	682,000	363
	Chia Hsin Cement Corp.	1,191,000	338
	Phihong Technology Co. Ltd.	1,060,000	337
	Green Seal Holding Ltd.	77,000	335
	TYC Brother Industrial Co. Ltd.	401,000	314
*	Champion Building Materials Co. Ltd.	1,445,000	310
	Great China Metal Industry	372,000	308
	KYE Systems Corp.	875,838	244
*	Ta Ya Electric Wire & Cable	1,661,000	229
	Advanced International Multitech Co. Ltd.	342,000	229
	Taiwan Sanyo Electric Co. Ltd.	300,000	218
*	Chaun-Choung Technology Corp.	58,000	198
	Aerospace Industrial Development Corp.	135,000	184
*	Microelectronics Technology Inc.	216,000	64
*	Chinese Gamer International Corp.	23,000	24
	Silitech Technology Corp.	20,000	10
	Taiwan Navigation Co. Ltd.	22,000	9
*	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			7,530,108
Thailand (2.8%)
*	CP ALL PCL (Local)	72,008,330	94,146
*	Siam Commercial Bank PCL (Local)	24,008,557	91,497
*	Advanced Info Service PCL (Local)	18,154,777	80,904
*	Airports of Thailand PCL	6,907,900	77,442
	PTT PCL (Foreign)	7,065,037	61,355
	Siam Cement PCL (Foreign)	4,311,517	60,130
*	Kasikornbank PCL	12,140,800	57,562
*	PTT PCL	6,143,000	53,348
*	PTT Exploration and Production PCL (Local)	21,155,406	45,449
*	Bangkok Dusit Medical Services PCL	62,407,600	42,482
	Big C Supercenter PCL	5,429,200	38,783
^	Intouch Holdings PCL	23,197,650	34,938
*	Bangkok Bank PCL (Local)	7,391,843	34,634

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Central Pattana PCL	21,723,828	32,758
	PTT Global Chemical PCL (XBKK)	18,030,607	32,138
*	Bumrungrad Hospital PCL	5,499,801	31,917
	Kasikornbank PCL (Foreign)	6,356,749	30,320
*	Minor International PCL	27,673,230	29,452
*,^	Krung Thai Bank PCL (Foreign)	53,712,151	26,840
*	BTS Group Holdings PCL	93,590,600	24,632
*	Thai Oil PCL	12,931,400	24,392
*	TMB Bank PCL	355,721,600	23,154
	IRPC PCL (Foreign)	138,359,760	20,160
*	Electricity Generating PCL	3,974,600	20,147
*	Thai Union Group PCL	33,718,100	19,930
*	Charoen Pokphand Foods PCL	28,403,200	19,293
*	True Corp. PCL (XBKK)	83,266,177	17,700
*	Delta Electronics Thailand PCL	8,009,500	16,477
	Glow Energy PCL (Foreign)	6,332,855	15,997
*	Home Product Center PCL	67,706,179	15,567
^	Land & Houses PCL	61,706,480	14,906
	Charoen Pokphand Foods PCL (Foreign)	20,703,900	14,063
*	PTT Global Chemical PCL (XBKK)	7,704,100	13,732
^	Indorama Ventures PCL (XBKK)	16,104,464	13,093
*	Digital Telecommunications Infrastructure Fund	25,623,400	11,000
*	Total Access Communication PCL (Local)	10,821,800	10,410
^	Ratchaburi Electricity Generating Holding PCL	7,171,100	10,354
*	Siam City Cement PCL (Local)	1,080,483	10,011
*	OBI Pharma Inc.	848,000	9,974
^	BEC World PCL (Foreign)	10,228,625	7,600
*	BTS Rail Mass Transit Growth Infrastructure Fund	20,446,200	6,960
*	Bangkok Life Assurance PCL	6,172,900	6,756
*	Berli Jucker PCL	5,934,000	6,354
	True Corp. PCL (XBKK)	28,712,850	6,103
*	Bangkok Expressway & Metro PCL	33,721,003	5,740
*	Banpu PCL (Local)	14,587,100	5,340
	Siam Cement PCL NVDR	376,300	5,248
*	Indorama Ventures PCL (XBKK)	6,225,400	5,061
*	Jasmine Broadband Internet Infrastructure Fund	18,123,500	4,872
*	Superblock PCL	87,693,600	4,612
*	Hana Microelectronics PCL	4,685,600	4,452
*	Tisco Financial Group PCL	3,520,000	4,378
*	KCE Electronics PCL	1,920,100	4,306
*	BEC World PCL	5,752,100	4,274
*	Robinson Department Store PCL	2,854,500	4,198
*	Central Plaza Hotel PCL	3,672,500	4,040
*	Thai Airways International PCL	9,701,500	4,021
*	Siam Global House PCL	11,674,495	3,704
*	Srisawad Power 1979 PCL	2,989,344	3,607
*	Thanachart Capital PCL	3,535,900	3,512
*	Major Cineplex Group PCL	3,671,700	3,308
*	IRPC PCL	21,613,200	3,149
	Jasmine International PCL	24,409,000	3,041
*	Tipco Asphalt PCL	4,161,400	2,923
*	Pruksa Real Estate PCL	3,837,300	2,823
*	Thai Vegetable Oil PCL	3,750,800	2,763
*	Bangkok Airways Co. Ltd.	3,733,200	2,723
*	Bangkok Land PCL	58,554,200	2,544
*	Kiatnakin Bank PCL	2,114,600	2,510
*	Chularat Hospital PCL	30,654,800	2,508
*	Sino-Thai Engineering & Construction PCL	3,827,900	2,504
*	TICON Industrial Connection PCL	6,070,700	2,466
*	Bangkok Chain Hospital PCL	8,268,700	2,435
	TTW PCL	7,846,300	2,310
*	Muangthai Leasing PCL	4,002,700	2,287
*	VGI Global Media PCL	17,485,200	2,275
*	Gunkul Engineering PCL	2,956,300	2,261

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
*	Glow Energy PCL	837,700	2,116
*	Krungthai Card PCL	783,200	2,063
*	Bangchak Petroleum PCL	2,322,800	2,058
*	PTG Energy PCL	4,594,800	1,955
*	Sri Trang Agro-Industry PCL	5,165,000	1,902
*	Carabao Group PCL	1,662,000	1,901
*	Supalai PCL	3,217,300	1,886
*	momo.com Inc.	276,000	1,793
*	Thaicom PCL	2,148,400	1,766
*	Banpu PCL (Local) Rights Expire 05/31/16	7,734,350	1,727
	WHA Corp. PCL	18,773,800	1,629
*	Quality Houses PCL	24,619,200	1,561
*	Sansiri PCL (Local)	35,172,900	1,548
*	Dynasty Ceramic PCL	12,537,200	1,542
*	SPCG PCL	2,577,400	1,540
*	U City PCL	1,728,791,900	1,485
^	Bangkok Bank PCL (Foreign)	282,900	1,342
*	Krung Thai Bank PCL	2,591,100	1,295
*	AP Thailand PCL	7,413,700	1,271
*	Samart Corp. PCL	2,714,200	1,238
*	CH Karnchang PCL	1,611,700	1,164
*	Group Lease PCL	1,624,000	1,159
*	Italian-Thai Development PCL	5,448,600	1,104
*	GFPT PCL	2,845,200	1,033
*	Precious Shipping PCL	5,116,400	994
*	LPN Development PCL	2,468,300	987
*	Amata Corp. PCL	2,760,600	938
*	CK Power PCL	14,760,600	910
*	Inter Far East Energy Corp.	4,484,000	910
*	Thoresen Thai Agencies PCL	3,227,000	853
*	Esso Thailand PCL	4,891,100	734
*	Univentures PCL	3,783,800	681
*	Cal-Comp Electronics Thailand PCL	7,432,600	641
*	TPI Polene PCL	8,148,600	582
*	Thai Reinsurance PCL	4,438,000	345
*	True Corp. PCL Rights Expire 12/31/49	27,760,144	238
*	Minor International Warrants Expire 11/03/2017	1,432,265	204
*	Maybank Kim Eng Securities Thailand PCL	284,400	182
*	Indorama Ventures PCL Warrants Expire 8/24/2017	2,633,776	154
*	Indorama Ventures Warrants Expire 8/24/2018	2,025,981	116
*	True Corp. PCL - Foreign Rights Expire 12/31/49	9,646,736	83
*	Siam Cement PCL	700	10
	Bank of Ayudhya PCL	558	1
			1,478,696
Turkey (1.8%)
	Turkiye Garanti Bankasi AS	31,743,945	97,715
	Akbank TAS	30,952,361	95,105
	BIM Birlesik Magazalar AS	3,484,808	76,689
*	Turkcell Iletisim Hizmetleri AS	12,234,631	52,944
	KOC Holding AS	10,042,313	52,471
	Tupras Turkiye Petrol Rafinerileri AS	1,880,050	49,587
	Haci Omer Sabanci Holding AS (Bearer)	12,684,575	45,762
	Turkiye Halk Bankasi AS	9,551,214	36,680
	Turkiye Is Bankasi	20,300,947	35,595
	Eregli Demir ve Celik Fabrikalari TAS	21,294,434	35,521
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	30,030,064	32,274
	Turkiye Vakiflar Bankasi TAO	16,560,649	29,228
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,135,851	24,654
*	Turk Hava Yollari AO	8,700,562	21,442
*	Yapi ve Kredi Bankasi AS	13,577,752	20,759
	Turk Telekomunikasyon AS	8,379,689	20,238
	Ulker Biskuvi Sanayi AS	2,483,165	19,772
	Arcelik AS	2,744,249	18,424
	Ford Otomotiv Sanayi AS	1,184,437	15,922

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

			Market
			Value
		Shares	($000)
	Coca-Cola Icecek AS	1,063,256	15,587
	Tofas Turk Otomobil Fabrikasi AS	1,952,667	15,449
	Enka Insaat ve Sanayi AS	8,545,498	14,835
	TAV Havalimanlari Holding AS	2,373,703	13,833
*	Petkim Petrokimya Holding AS	9,364,117	13,747
	Turkiye Sise ve Cam Fabrikalari AS	8,398,079	11,730
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,411,525	10,065
	Turkiye Sinai Kalkinma Bankasi AS	12,875,926	8,052
	Turk Traktor ve Ziraat Makineleri AS	186,415	5,520
	Aygaz AS	1,241,690	5,116
*	Koza Altin Isletmeleri AS	703,690	4,607
	Yazicilar Holding AS Class A	755,748	4,165
	Akcansa Cimento AS	686,098	3,544
*	Migros Ticaret AS	432,644	3,022
	Otokar Otomotiv Ve Savunma Sanayi A.S.	69,187	2,676
	Soda Sanayii AS	1,485,125	2,499
*	Pegasus Hava Tasimaciligi AS	386,459	2,253
	Cimsa Cimento Sanayi VE Ticaret AS	357,432	2,080
	Dogus Otomotiv Servis ve Ticaret AS	472,023	2,037
*	Asya Katilim Bankasi AS	5,980,540	1,540
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,653,808	1,402
	Tekfen Holding AS	624,641	1,335
	Is Gayrimenkul Yatirim Ortakligi AS	1,936,076	1,308
*	Aksa Enerji Uretim AS Class B	1,123,891	1,146
*	Sekerbank TAS	2,009,847	1,141
*	NET Holding AS	976,703	1,086
	Trakya Cam Sanayii AS	1,381,482	1,056
*	Dogan Sirketler Grubu Holding AS	4,852,150	988
*	Vestel Elektronik Sanayi ve Ticaret AS	372,155	962
	Gubre Fabrikalari TAS	402,761	823
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	625,122	793
	Aksa Akrilik Kimya Sanayii AS	225,723	786
	Bagfas Bandirma Gubre Fabrikalari AS	130,234	761
	Torunlar Gayrimenkul Yatirim Ortakligi AS	379,673	699
*	Aksigorta AS	966,287	691
*	Afyon Cimento Sanayi TAS	313,425	687
	Albaraka Turk Katilim Bankasi AS	1,150,710	650
	Bizim Toptan Satis Magazalari AS	101,958	640
*	Zorlu Enerji Elektrik Uretim AS	985,517	608
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	191,324	569
	Anadolu Hayat Emeklilik AS	269,855	553
	Konya Cimento Sanayii AS	4,231	490
*	Koza Anadolu Metal Madencilik Isletmeleri AS	898,510	449
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	736,815	442
*	Vakif Gayrimenkul Yatirim Ortakligi AS	455,741	418
*	Akenerji Elektrik Uretim AS	914,448	405
	Adana Cimento Sanayii TAS Class A	146,658	401
	Alarko Holding AS	269,472	389
	Turcas Petrol AS	633,476	369
*	Anadolu Cam Sanayii AS	471,162	352
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	476,167	233
*	Ihlas Holding AS	2,348,560	184
			945,955
United Arab Emirates (1.0%)
	Emaar Properties PJSC	54,485,138	99,712
	First Gulf Bank PJSC	17,104,647	59,866
	Abu Dhabi Commercial Bank PJSC	28,412,823	50,856
	DP World Ltd.	2,577,805	48,094
	Aldar Properties PJSC	50,113,860	36,921
	Emaar Malls Group PJSC	33,138,073	25,939
	Dubai Islamic Bank PJSC	16,182,982	25,541
	Emirates Telecommunications Group Co. PJSC	4,967,116	25,502
	DAMAC Properties Dubai Co. PJSC	26,883,913	18,740
	Union National Bank PJSC	17,604,819	17,054

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

					Market
					Value
				Shares	($000)
*	Dubai Parks & Resorts PJSC			43,239,164	15,582
*	Arabtec Holding PJSC			34,577,700	15,330
	Air Arabia PJSC			37,588,181	12,666
	Dubai Financial Market PJSC			25,346,543	10,439
	Al Waha Capital PJSC			15,143,120	8,431
*	Dana Gas PJSC			54,494,533	8,411
	Dubai Investments PJSC			12,748,309	7,538
*	Deyaar Development PJSC			25,972,859	4,536
	Agthia Group PJSC			2,043,495	4,308
	Union Properties PJSC			18,551,118	4,212
	Amanat Holdings PJSC			8,391,743	1,936
*	Eshraq Properties Co. PJSC			6,622,172	1,540
*	Aramex PJSC			1,447,436	1,335
	National Central Cooling Co. PJSC			3,248,552	1,216
	RAK Properties PJSC			5,105,197	777
*	Drake & Scull International PJSC			4,808,548	730
					507,212
United Kingdom (0.0%)
	New Europe Property Investments plc			577,230	7,275

Total Common Stocks (Cost $57,153,530)					52,073,748

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.2%)
3,4	Vanguard Market Liquidity Fund	0.495%		1,140,177,895	1,140,178

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Federal Home Loan Bank Discount Notes	0.491%	8/17/12	5,000	4,995
5,6	Federal Home Loan Bank Discount Notes	0.617%	6/10/16	2,000	1,999
5,6	Federal Home Loan Bank Discount Notes	0.572%	7/6/16	2,000	1,999
5,6	Federal Home Loan Bank Discount Notes	0.466%	8/12/16	10,000	9,991
5	Federal Home Loan Bank Discount Notes	0.511%	8/31/16	800	799
					19,783
Total Temporary Cash Investments (Cost $1,159,952)					1,159,961
Total Investments (101.6%) (Cost $58,313,482)					53,233,709
Other Assets and Liabilities—Net (-1.6%)[4]					(813,347)
Net Assets (100%)					52,420,362

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $840,712,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $429,172,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $928,574,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $11,490,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
April 30, 2016

GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

65

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5332 062016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2016

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.